UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103093
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 43	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 919	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America’s FUTURE Annuity® II
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 94. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II

•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
2

•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
3

•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
5

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (eligible applicants may purchase one)
Four Year CDSC Option ("L Schedule Option") (no longer available)	0.30% [5]
Total Variable Account Charges (including this option only)	1.45%
No CDSC Option ("C Schedule Option") (no longer available)	0.35% [6]
Total Variable Account Charges (including this option only)	1.50%
Optional Death Options (eligible applicants may purchase one)
One-Year Enhanced Death Benefit II Option	0.20%
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option	0.30% [7]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.30% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

4% Extra Value Option	0.40% [8]
Total Variable Account Charges (including this option only)	1.55%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Fixed Account or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [9]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
10

Recurring Contract Expenses
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[10]
Nationwide Lifetime Income Riders (no longer available for purchase):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [11]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [12]
10% Nationwide Lifetime Income Rider	1.20% [13]
Joint Options (no longer available for purchase):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [14]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
10% Nationwide Lifetime Income Rider	1.20% [15]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [15]
Maximum Possible Total Variable Account Charges	3.55% [16]

[1]	The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived on a going-forward basis for any contract valued at $50,000 or more on any Contract Anniversary.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
[8]	Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.
[9]	For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[10]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
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[11]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[12]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[13]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[15]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[16]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (3.55%).[1]
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,362	$2,453	$3,502	$6,154	*	$1,953	$3,202	$6,154	$662	$1,953	$3,202	$6,154
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,147	$1,849	$2,560	$4,581	*	$1,349	$2,260	$4,581	$447	$1,349	$2,260	$4,581
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $150. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
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Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.30% of the Daily Net Assets.
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
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•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.30% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.40% for the first seven Contract Years.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals
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are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
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Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is no longer available for election.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
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Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option has a GTO charge equal to 0.40% for the first seven Contract Years.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
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For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.30% for the first seven Contract Years.
•	The 4% Extra Value Option has a Fixed Account charge equal to 0.40% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a
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location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and
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execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and
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tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
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Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
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Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
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(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
CDSC Options
L Schedule Option
Prior to May 1, 2009, Contract Owners could elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.30% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
Prior to May 1, 2009, Contract Owners could elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
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•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
•	Nationwide believes that an Extra Value Option, even after the direct and indirect costs associated with the option, will benefit the majority of Contract Owners. However, if an Extra Value Option is elected, the individual financial professional and his/her firm will receive less commission. Consult your individual financial professional for further information.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.30% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.30%.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.40%.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
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•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
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The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
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Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
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Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit Option).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
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Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following benefits are elected: a Nationwide Lifetime Income Rider or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
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Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to
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take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit Option
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
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The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
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	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Remaining Immediate Withdrawal Base	$56,000	$50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals,
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Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is
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invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract
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Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most
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contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. However, upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be
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immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
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For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
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The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
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Lifetime Income Rider Investment Restrictions
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
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Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your financial professional or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available for election.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available for election in the State of New York.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
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(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.45% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.45% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
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On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 3.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits and Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their
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behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
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Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
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•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
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(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough
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Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
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2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
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Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option or the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - NVIT American Funds Asset Allocation Fund, 33% NVIT - NVIT American Funds Bond Fund, and 34% NVIT - NVIT American Funds Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
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•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
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Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
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Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
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Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
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(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103093
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
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Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
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Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
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Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
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Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
101

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
102

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
103

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
104

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
105

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
106

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
107

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
108

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
109

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.05%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.616642	14.114290	3.65%	946
2019	11.953286	13.616642	13.92%	0
2018	13.052099	11.953286	-8.42%	2,897
2017	11.549310	13.052099	13.01%	3,985
2016	11.302851	11.549310	2.18%	2,142
2015	11.584949	11.302851	-2.44%	4,339
2014	11.246597	11.584949	3.01%	6,095
2013	10.164498	11.246597	10.65%	6,004
2012*	10.000000	10.164498	1.64%	1,271
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	37.256095	37.738278	1.29%	20,320
2019	30.490372	37.256095	22.19%	23,312
2018	32.761968	30.490372	-6.93%	27,273
2017	27.945034	32.761968	17.24%	29,479
2016	25.451675	27.945034	9.80%	33,382
2015	25.385604	25.451675	0.26%	39,113
2014	23.497898	25.385604	8.03%	43,119
2013	17.661595	23.497898	33.05%	41,461
2012	15.239557	17.661595	15.89%	48,848
2011	14.534214	15.239557	4.85%	56,562
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.850860	8.942506	1.04%	281
2019	7.666634	8.850860	15.45%	2,642
2018*	10.000000	7.666634	-23.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	46.083112	46.944042	1.87%	61,704
2019	38.881036	46.083112	18.52%	59,281
2018	46.438955	38.881036	-16.27%	66,546
2017	41.628464	46.438955	11.56%	77,057
2016	33.745167	41.628464	23.36%	84,595
2015	36.198936	33.745167	-6.78%	100,759
2014	33.613007	36.198936	7.69%	113,744
2013	24.705828	33.613007	36.05%	124,579
2012	21.097393	24.705828	17.10%	129,980
2011	23.356111	21.097393	-9.67%	154,676
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.984262	16.227156	8.29%	626,691
2019	13.919413	14.984262	7.65%	718,900
2018	14.490699	13.919413	-3.94%	832,172
2017	14.139658	14.490699	2.48%	889,215
2016	13.702519	14.139658	3.19%	982,202
2015	14.212713	13.702519	-3.59%	1,160,596
2014	13.918761	14.212713	2.11%	1,405,799
2013	15.385268	13.918761	-9.53%	1,350,447
2012	14.494173	15.385268	6.15%	1,552,332
2011	13.121239	14.494173	10.46%	1,575,565
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	35.404702	39.004117	10.17%	20,718
2019	28.943109	35.404702	22.33%	23,557
2018	31.551367	28.943109	-8.27%	25,805
2017	26.532103	31.551367	18.92%	27,253
2016	23.710326	26.532103	11.90%	27,521
2015	25.503376	23.710326	-7.03%	29,810
2014	22.967802	25.503376	11.04%	31,006
2013	17.149681	22.967802	33.93%	33,373
2012	15.158178	17.149681	13.14%	44,474
2011	14.908262	15.158178	1.68%	58,958
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	34.328318	34.310264	-0.05%	185,648
2019	26.922118	34.328318	27.51%	219,338
2018	31.293423	26.922118	-13.97%	246,292
2017	28.399743	31.293423	10.19%	298,931
2016	23.410849	28.399743	21.31%	368,481
2015	24.063288	23.410849	-2.71%	371,645
2014	20.942467	24.063288	14.90%	398,710
2013	16.309491	20.942467	28.41%	443,051
2012	14.196027	16.309491	14.89%	470,675
2011	14.482922	14.196027	-1.98%	447,935
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	37.351307	37.228468	-0.33%	323
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.874779	12.561333	5.78%	110,309
2019	10.458541	11.874779	13.54%	134,951
2018	10.895606	10.458541	-4.01%	50,532
2017	10.293399	10.895606	5.85%	49,494
2016	9.229679	10.293399	11.52%	26,803
2015*	10.000000	9.229679	-7.70%	9,783
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.727432	11.509991	7.29%	90,544
2019	9.942756	10.727432	7.89%	76,017
2018	10.132159	9.942756	-1.87%	72,076
2017	9.931291	10.132159	2.02%	66,050
2016	9.805385	9.931291	1.28%	56,755
2015*	10.000000	9.805385	-1.95%	23,833
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.893893	15.248256	2.38%	55,963
2019	11.821013	14.893893	26.00%	60,243
2018	12.917289	11.821013	-8.49%	51,984
2017	11.217354	12.917289	15.15%	68,074
2016	9.777334	11.217354	14.73%	56,937
2015*	10.000000	9.777334	-2.23%	26,255
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.568839	22.156464	19.32%	128,186
2019	15.952447	18.568839	16.40%	156,524
2018	17.462522	15.952447	-8.65%	230,693
2017	15.535481	17.462522	12.40%	250,063
2016	15.139654	15.535481	2.61%	323,644
2015	15.470652	15.139654	-2.14%	361,589
2014	15.353952	15.470652	0.76%	386,264
2013	13.575527	15.353952	13.10%	336,564
2012	12.489067	13.575527	8.70%	362,689
2011	13.111331	12.489067	-4.75%	358,880
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.431767	14.318976	6.61%	30,640
2019	11.337033	13.431767	18.48%	44,083
2018	13.603470	11.337033	-16.66%	47,347
2017	11.962136	13.603470	13.72%	53,755
2016	10.504113	11.962136	13.88%	56,006
2015	10.900598	10.504113	-3.64%	113,990
2014*	10.000000	10.900598	9.01%	32,904
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	51.787051	56.636901	9.36%	128,479
2019	42.867476	51.787051	20.81%	149,404
2018	47.645408	42.867476	-10.03%	165,841
2017	42.879658	47.645408	11.11%	188,722
2016	34.501040	42.879658	24.29%	231,881
2015	35.734867	34.501040	-3.45%	244,395
2014	34.389346	35.734867	3.91%	270,258
2013	24.723264	34.389346	39.10%	307,918
2012	21.609807	24.723264	14.41%	357,143
2011	21.738352	21.609807	-0.59%	405,770
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	41.450474	48.231592	16.36%	304,558
2019	32.048129	41.450474	29.34%	358,105
2018	34.077341	32.048129	-5.95%	421,514
2017	28.439917	34.077341	19.82%	525,254
2016	25.816234	28.439917	10.16%	577,215
2015	25.891724	25.816234	-0.29%	681,280
2014	23.158254	25.891724	11.80%	764,770
2013	17.787890	23.158254	30.19%	937,568
2012	15.583821	17.787890	14.14%	1,144,606
2011	15.513376	15.583821	0.45%	1,310,315
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	37.000972	45.126989	21.96%	100,156
2019	27.567342	37.000972	34.22%	122,026
2018	30.022263	27.567342	-8.18%	158,308
2017	23.912056	30.022263	25.55%	185,402
2016	22.473903	23.912056	6.40%	215,054
2015	23.369551	22.473903	-3.83%	290,709
2014	21.925375	23.369551	6.59%	319,876
2013	18.357321	21.925375	19.44%	468,207
2012	16.861989	18.357321	8.87%	578,711
2011	15.686839	16.861989	7.49%	451,833
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	27.272559	32.236691	18.20%	8,555
2019	22.709359	27.272559	20.09%	9,248
2018	28.465391	22.709359	-20.22%	11,098
2017	23.153002	28.465391	22.94%	11,765
2016	20.054628	23.153002	15.45%	14,003
2015	20.812911	20.054628	-3.64%	14,738
2014	20.780409	20.812911	0.16%	17,984
2013	14.183132	20.780409	46.51%	19,910
2012	11.933275	14.183132	18.85%	33,034
2011	14.046592	11.933275	-15.05%	44,413
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.167608	11.735378	5.08%	19,854
2019	9.695584	11.167608	15.18%	17,461
2018	10.217584	9.695584	-5.11%	888
2017*	10.000000	10.217584	2.18%	1,435
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.541952	16.962775	-3.30%	58,874
2019	13.894548	17.541952	26.25%	56,407
2018	16.924868	13.894548	-17.90%	59,634
2017	15.319916	16.924868	10.48%	63,419
2016	11.822522	15.319916	29.58%	64,838
2015	12.786348	11.822522	-7.54%	66,997
2014	12.246999	12.786348	4.40%	49,466
2013*	10.000000	12.246999	22.47%	24,845
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.292869	11.386181	0.83%	88,917
2019	10.669004	11.292869	5.85%	164,298
2018	10.803087	10.669004	-1.24%	210,334
2017	10.564739	10.803087	2.26%	158,590
2016	9.809744	10.564739	7.70%	227,022
2015	10.023323	9.809744	-2.13%	115,897
2014	10.082244	10.023323	-0.58%	51,711
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.738809	10.690339	-0.45%	18,097
2019	9.059504	10.738809	18.54%	15,361
2018*	10.000000	9.059504	-9.40%	15,257
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.792301	16.837684	6.62%	138,227
2019	14.634189	15.792301	7.91%	159,520
2018	14.922281	14.634189	-1.93%	193,182
2017	14.549891	14.922281	2.56%	232,433
2016	14.216606	14.549891	2.34%	237,038
2015	14.445469	14.216606	-1.58%	274,425
2014	14.117600	14.445469	2.32%	323,703
2013	14.175452	14.117600	-0.41%	344,777
2012	13.103008	14.175452	8.18%	410,905
2011	12.996350	13.103008	0.82%	451,457
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.540294	13.636299	29.37%	15,309
2019	8.253444	10.540294	27.71%	4,036
2018*	10.000000	8.253444	-17.47%	1,811
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	19.379610	21.501624	10.95%	353,495
2019	16.937448	19.379610	14.42%	354,285
2018	17.898356	16.937448	-5.37%	384,047
2017	16.051874	17.898356	11.50%	494,055
2016	15.431036	16.051874	4.02%	526,865
2015	15.693791	15.431036	-1.67%	550,746
2014	15.234807	15.693791	3.01%	508,155
2013	13.615311	15.234807	11.89%	615,783
2012	12.344227	13.615311	10.30%	658,823
2011	12.541130	12.344227	-1.57%	647,278
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	21.172126	24.009621	13.40%	1,361,071
2019	17.866719	21.172126	18.50%	1,576,095
2018	19.245467	17.866719	-7.16%	1,722,288
2017	16.745796	19.245467	14.93%	1,964,367
2016	16.011015	16.745796	4.59%	2,081,729
2015	16.271976	16.011015	-1.60%	2,238,780
2014	15.738060	16.271976	3.39%	2,206,195
2013	13.768453	15.738060	14.31%	2,271,766
2012	12.318852	13.768453	11.77%	1,999,929
2011	12.618539	12.318852	-2.37%	1,908,281
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	23.355635	26.929512	15.30%	190,241
2019	19.037076	23.355635	22.68%	181,576
2018	20.946970	19.037076	-9.12%	165,708
2017	17.556772	20.946970	19.31%	188,136
2016	16.696269	17.556772	5.15%	197,230
2015	16.980427	16.696269	-1.67%	204,024
2014	16.400060	16.980427	3.54%	172,714
2013	13.665277	16.400060	20.01%	174,441
2012	12.002448	13.665277	13.85%	146,534
2011	12.495314	12.002448	-3.94%	114,401
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.894579	16.773917	20.72%	196,356
2019	11.325144	13.894579	22.69%	202,107
2018	11.990118	11.325144	-5.55%	135,988
2017	10.445752	11.990118	14.78%	17,861
2016*	10.000000	10.445752	4.46%	8,690
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	47.263088	60.845024	28.74%	8,382
2019	36.421946	47.263088	29.77%	4,413
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	14.193962	9.417095	-33.65%	240,501
2019	13.074633	14.193962	8.56%	286,882
2018	17.582386	13.074633	-25.64%	301,151
2017	18.294076	17.582386	-3.89%	324,518
2016	13.861733	18.294076	31.98%	341,456
2015	17.694870	13.861733	-21.66%	381,804
2014	20.520501	17.694870	-13.77%	405,609
2013	16.721636	20.520501	22.72%	541,779
2012	16.151935	16.721636	3.53%	661,106
2011	17.235639	16.151935	-6.29%	718,439
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	33.550948	35.301156	5.22%	461,697
2019	26.702890	33.550948	25.65%	531,151
2018	29.536986	26.702890	-9.60%	601,611
2017	26.524303	29.536986	11.36%	676,152
2016	22.795194	26.524303	16.36%	778,824
2015	24.081035	22.795194	-5.34%	882,104
2014	22.456933	24.081035	7.23%	945,804
2013	17.772487	22.456933	26.36%	1,054,523
2012	15.360050	17.772487	15.71%	1,156,778
2011	15.437284	15.360050	-0.50%	1,310,620
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.952439	15.902912	6.36%	20,221
2019	11.664359	14.952439	28.19%	14,096
2018	12.995431	11.664359	-10.24%	26,477
2017	11.273485	12.995431	15.27%	23,627
2016*	10.000000	11.273485	12.73%	6,098
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	47.266231	67.070657	41.90%	228,587
2019	35.689890	47.266231	32.44%	262,776
2018	36.264168	35.689890	-1.58%	330,968
2017	27.210940	36.264168	33.27%	376,852
2016	27.376076	27.210940	-0.60%	444,828
2015	25.905931	27.376076	5.67%	550,485
2014	23.607433	25.905931	9.74%	523,238
2013	17.560229	23.607433	34.44%	448,388
2012	15.528478	17.560229	13.08%	500,563
2011	15.713867	15.528478	-1.18%	553,002
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	16.198752	17.479763	7.91%	1,223,870
2019	14.978593	16.198752	8.15%	1,300,106
2018	15.274047	14.978593	-1.93%	1,574,969
2017	14.858137	15.274047	2.80%	1,737,707
2016	14.386323	14.858137	3.28%	1,841,410
2015	14.678405	14.386323	-1.99%	2,001,416
2014	14.059340	14.678405	4.40%	2,333,462
2013	14.523213	14.059340	-3.19%	2,436,403
2012	13.912926	14.523213	4.39%	2,594,965
2011	13.149276	13.912926	5.81%	2,758,095
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	50.701790	59.073635	16.51%	361,366
2019	41.642186	50.701790	21.76%	421,390
2018	49.431752	41.642186	-15.76%	460,175
2017	41.485406	49.431752	19.15%	519,323
2016	37.495992	41.485406	10.64%	600,467
2015	38.560249	37.495992	-2.76%	681,466
2014	36.789783	38.560249	4.81%	776,632
2013	27.392178	36.789783	34.31%	858,560
2012	24.189033	27.392178	13.24%	1,016,130
2011	27.448841	24.189033	-11.88%	1,232,684
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	29.881564	34.067124	14.01%	132,192
2019	23.709025	29.881564	26.03%	148,342
2018	28.238290	23.709025	-16.04%	163,889
2017	21.975804	28.238290	28.50%	194,033
2016	23.467075	21.975804	-6.35%	239,426
2015	22.982464	23.467075	2.11%	270,567
2014	25.353374	22.982464	-9.35%	18,940
2013	19.704173	25.353374	28.67%	25,391
2012	16.559384	19.704173	18.99%	27,916
2011	20.265788	16.559384	-18.29%	31,762
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	14.083572	12.976251	-7.86%	10,349
2019	11.588046	14.083572	21.54%	11,588
2018	12.532586	11.588046	-7.54%	8,376
2017	12.217219	12.532586	2.58%	1,574
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	42.739247	45.636174	6.78%	20,819
2019	32.242243	42.739247	32.56%	22,550
2018	39.537976	32.242243	-18.45%	30,070
2017	33.586558	39.537976	17.72%	33,792
2016	31.093245	33.586558	8.02%	37,854
2015	32.491592	31.093245	-4.30%	42,530
2014	30.859675	32.491592	5.29%	49,507
2013	23.980303	30.859675	28.69%	59,723
2012	19.092565	23.980303	25.60%	70,187
2011	21.233217	19.092565	-10.08%	85,930
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.540316	17.165543	10.46%	25,265
2019	13.116311	15.540316	18.48%	32,079
2018	14.686860	13.116311	-10.69%	32,024
2017	13.267937	14.686860	10.69%	37,022
2016	11.858820	13.267937	11.88%	38,264
2015	12.791557	11.858820	-7.29%	50,228
2014	12.582030	12.791557	1.67%	84,832
2013	10.283833	12.582030	22.35%	72,943
2012	9.020633	10.283833	14.00%	55,850
2011	9.268258	9.020633	-2.67%	65,394
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.951450	18.863464	-0.46%	344,976
2019	16.519149	18.951450	14.72%	418,550
2018	17.464056	16.519149	-5.41%	474,371
2017	16.108477	17.464056	8.42%	543,480
2016	14.291261	16.108477	12.72%	623,830
2015	15.554820	14.291261	-8.12%	709,020
2014	15.041481	15.554820	3.41%	842,481
2013	13.354649	15.041481	12.63%	824,911
2012	11.992969	13.354649	11.35%	817,735
2011	11.849673	11.992969	1.21%	875,435
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	41.046820	47.054658	14.64%	130,717
2019	32.131629	41.046820	27.75%	162,769
2018	34.245426	32.131629	-6.17%	185,499
2017	28.735102	34.245426	19.18%	202,847
2016	25.049885	28.735102	14.71%	242,194
2015	26.300762	25.049885	-4.76%	263,610
2014	24.472041	26.300762	7.47%	304,413
2013	19.089239	24.472041	28.20%	362,891
2012	17.248603	19.089239	10.67%	396,779
2011	16.461351	17.248603	4.78%	453,722
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	46.933333	48.800905	3.98%	180,570
2019	37.578202	46.933333	24.90%	190,569
2018	43.636823	37.578202	-13.88%	215,855
2017	39.893682	43.636823	9.38%	253,727
2016	30.998703	39.893682	28.69%	302,643
2015	33.860639	30.998703	-8.45%	348,795
2014	34.060063	33.860639	-0.59%	390,960
2013	25.291090	34.060063	34.67%	445,946
2012	21.612003	25.291090	17.02%	509,560
2011	22.717145	21.612003	-4.86%	602,046
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.489533	14.467431	15.84%	138,958
2019	9.972487	12.489533	25.24%	155,707
2018	11.981708	9.972487	-16.77%	175,642
2017	8.632409	11.981708	38.80%	201,900
2016	7.435653	8.632409	16.09%	185,236
2015	9.356320	7.435653	-20.53%	224,012
2014*	10.000000	9.356320	-6.44%	247,637
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	23.908784	23.360158	-2.29%	176,034
2019	21.493963	23.908784	11.23%	189,453
2018	25.716632	21.493963	-16.42%	215,966
2017	22.293498	25.716632	15.35%	245,820
2016	21.042314	22.293498	5.95%	309,336
2015	22.765198	21.042314	-7.57%	344,825
2014	25.914836	22.765198	-12.15%	348,830
2013	21.319111	25.914836	21.56%	24,797
2012	18.241701	21.319111	16.87%	28,111
2011	20.649570	18.241701	-11.66%	32,248
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.685128	9.068134	-6.37%	343,031
2019	9.604466	9.685128	0.84%	440,152
2018	9.532101	9.604466	0.76%	528,438
2017	9.460508	9.532101	0.76%	651,839
2016	9.297078	9.460508	1.76%	708,161
2015	9.828317	9.297078	-5.41%	863,789
2014	9.763677	9.828317	0.66%	1,098,830
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.260099	13.646781	2.92%	463
2019	11.983907	13.260099	10.65%	18,051
2018	12.673601	11.983907	-5.44%	2
2017	11.334512	12.673601	11.81%	2
2016	10.989354	11.334512	3.14%	2
2015	11.803858	10.989354	-6.90%	2
2014	11.487935	11.803858	2.75%	583
2013	10.233283	11.487935	12.26%	8,683
2012*	10.000000	10.233283	2.33%	2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.128138	10.684400	5.49%	0
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.144676	10.768903	6.15%	18,643
2019	9.772763	10.144676	3.81%	21,572
2018	10.415636	9.772763	-6.17%	22,378
2017	10.163024	10.415636	2.49%	39,076
2016	10.330904	10.163024	-1.63%	41,912
2015	10.261380	10.330904	0.68%	99,796
2014	9.918609	10.261380	3.46%	208,190
2013*	10.000000	9.918609	-0.81%	5,231
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.966697	33.640781	40.36%	41,476
2019	17.771847	23.966697	34.86%	47,324
2018	18.707540	17.771847	-5.00%	49,545
2017	14.898027	18.707540	25.57%	55,431
2016	14.772922	14.898027	0.85%	59,200
2015	14.267087	14.772922	3.55%	81,260
2014	13.343116	14.267087	6.92%	65,509
2013	9.655742	13.343116	38.19%	66,901
2012*	10.000000	9.655742	-3.44%	78,504
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.677256	46.77%	133,689
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	47.212400	59.427634	25.87%	215,580
2019	36.333309	47.212400	29.94%	251,070
2018	42.442950	36.333309	-14.39%	286,325
2017	31.495987	42.442950	34.76%	323,635
2016	31.911521	31.495987	-1.30%	366,433
2015	31.139232	31.911521	2.48%	412,414
2014	30.866879	31.139232	0.88%	456,587
2013	24.589040	30.866879	25.53%	50,189
2012	20.566853	24.589040	19.56%	57,081
2011	22.745144	20.566853	-9.58%	71,766
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.093753	11.294273	1.81%	70,234
2019	10.146640	11.093753	9.33%	104,343
2018	10.753467	10.146640	-5.64%	115,382
2017	10.258954	10.753467	4.82%	148,812
2016	9.766136	10.258954	5.05%	168,915
2015	10.132234	9.766136	-3.61%	188,948
2014	10.000942	10.132234	1.31%	165,465
2013	10.154557	10.000942	-1.51%	200,038
2012*	10.000000	10.154557	1.55%	169,829
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	37.503296	42.148527	12.39%	354,489
2019	28.799363	37.503296	30.22%	412,737
2018	31.703444	28.799363	-9.16%	482,859
2017	27.496938	31.703444	15.30%	580,549
2016	24.992254	27.496938	10.02%	637,564
2015	24.521168	24.992254	1.92%	725,157
2014	22.469491	24.521168	9.13%	826,511
2013	17.293862	22.469491	29.93%	900,970
2012	15.003542	17.293862	15.27%	952,975
2011	15.225622	15.003542	-1.46%	1,080,849
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.888278	18.186548	7.69%	4,845
2019	13.663723	16.888278	23.60%	16,008
2018	15.637469	13.663723	-12.62%	15,871
2017	13.797174	15.637469	13.34%	17,260
2016	12.333799	13.797174	11.86%	18,290
2015	13.035277	12.333799	-5.38%	13,057
2014	12.659081	13.035277	2.97%	12,625
2013	9.968791	12.659081	26.99%	6,290
2012*	10.000000	9.968791	-0.31%	3,575
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	49.825481	58.923665	18.26%	96,940
2019	39.961755	49.825481	24.68%	111,813
2018	45.191918	39.961755	-11.57%	128,373
2017	40.133466	45.191918	12.60%	155,147
2016	34.501906	40.133466	16.32%	179,016
2015	37.168245	34.501906	-7.17%	200,228
2014	33.675868	37.168245	10.37%	216,382
2013	24.226087	33.675868	39.01%	216,041
2012	20.828212	24.226087	16.31%	208,544
2011	21.584374	20.828212	-3.50%	239,866
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.142865	13.332437	19.65%	83,903
2019	8.809953	11.142865	26.48%	97,303
2018	11.079236	8.809953	-20.48%	103,287
2017	8.863738	11.079236	25.00%	152,910
2016	9.216847	8.863738	-3.83%	97,833
2015	9.043192	9.216847	1.92%	84,023
2014*	10.000000	9.043192	-9.57%	45,816
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.326673	20.630009	12.57%	78,279
2019	15.224312	18.326673	20.38%	98,985
2018	16.288345	15.224312	-6.53%	115,594
2017	13.931596	16.288345	16.92%	140,401
2016	14.464707	13.931596	-3.69%	169,793
2015	15.965561	14.464707	-9.40%	241,517
2014	17.048949	15.965561	-6.35%	381,159
2013	13.783255	17.048949	23.69%	451,285
2012	11.700313	13.783255	17.80%	481,697
2011	12.755306	11.700313	-8.27%	545,519
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.180108	14.861945	4.81%	70,328
2019	12.901090	14.180108	9.91%	115,188
2018	13.334010	12.901090	-3.25%	142,053
2017	12.644255	13.334010	5.46%	175,930
2016	11.008964	12.644255	14.85%	162,436
2015	11.911916	11.008964	-7.58%	291,511
2014	11.825257	11.911916	0.73%	443,727
2013	10.826150	11.825257	9.23%	545,619
2012*	10.000000	10.826150	8.26%	245,569
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.785994	33.561355	47.29%	52,557
2019	16.710824	22.785994	36.35%	51,378
2018	16.916186	16.710824	-1.21%	67,049
2017	13.485385	16.916186	25.44%	62,267
2016	12.855627	13.485385	4.90%	71,017
2015	13.803004	12.855627	-6.86%	102,448
2014	12.944900	13.803004	6.63%	94,918
2013	10.078253	12.944900	28.44%	88,876
2012*	10.000000	10.078253	0.78%	24,062
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	35.221411	39.700905	12.72%	32,376
2019	29.140569	35.221411	20.87%	34,038
2018	29.354822	29.140569	-0.73%	39,113
2017	25.136786	29.354822	16.78%	40,469
2016	24.374565	25.136786	3.13%	44,321
2015	24.557325	24.374565	-0.74%	51,892
2014	22.952139	24.557325	6.99%	54,951
2013	19.381125	22.952139	18.43%	60,044
2012	17.294055	19.381125	12.07%	63,222
2011	17.260958	17.294055	0.19%	69,908
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.659357	11.616936	8.98%	132,681
2019	9.867861	10.659357	8.02%	78,979
2018	10.113382	9.867861	-2.43%	96,566
2017	9.898828	10.113382	2.17%	85,199
2016	9.796037	9.898828	1.05%	85,736
2015*	10.000000	9.796037	-2.04%	73,019
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	60.185942	82.717557	37.44%	152,267
2019	44.490404	60.185942	35.28%	190,130
2018	44.250304	44.490404	0.54%	217,779
2017	34.434579	44.250304	28.51%	265,388
2016	34.170332	34.434579	0.77%	308,432
2015	30.881449	34.170332	10.65%	342,112
2014	28.801846	30.881449	7.22%	376,588
2013	22.261226	28.801846	29.38%	461,001
2012	18.182690	22.261226	22.43%	568,090
2011	19.765890	18.182690	-8.01%	623,751
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	34.346541	51.175347	49.00%	128,889
2019	23.992662	34.346541	43.15%	121,957
2018	24.054667	23.992662	-0.26%	104,600
2017	16.791786	24.054667	43.25%	110,660
2016	14.919967	16.791786	12.55%	83,076
2015	14.423477	14.919967	3.44%	152,764
2014	13.343943	14.423477	8.09%	67,148
2013	9.970499	13.343943	33.83%	86,069
2012*	10.000000	9.970499	-0.30%	62,689
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	34.737209	39.839522	14.69%	75,303
2019	27.734388	34.737209	25.25%	89,068
2018	33.063601	27.734388	-16.12%	110,895
2017	25.570288	33.063601	29.30%	131,330
2016	27.726728	25.570288	-7.78%	153,656
2015	30.757342	27.726728	-9.85%	204,941
2014	35.398964	30.757342	-13.11%	210,089
2013	31.335568	35.398964	12.97%	239,145
2012	28.009135	31.335568	11.88%	302,567
2011	41.876759	28.009135	-33.12%	16,036
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.410153	10.159222	-2.41%	18,907
2019	8.914065	10.410153	16.78%	41,591
2018	11.073198	8.914065	-19.50%	53,089
2017	8.763183	11.073198	26.36%	123,550
2016	7.339677	8.763183	19.39%	83,038
2015	9.287866	7.339677	-20.98%	90,140
2014	9.852806	9.287866	-5.73%	52,468
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.746985	11.412375	6.19%	99,093
2019	10.028624	10.746985	7.16%	102,294
2018	10.251171	10.028624	-2.17%	135,379
2017	9.984326	10.251171	2.67%	131,034
2016*	10.000000	9.984326	-0.16%	12,886
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.035041	33.149983	43.91%	23,290
2019	16.494780	23.035041	39.65%	31,638
2018	16.979338	16.494780	-2.85%	28,253
2017	13.596154	16.979338	24.88%	26,650
2016	12.641599	13.596154	7.55%	29,376
2015	13.069092	12.641599	-3.27%	31,314
2014	14.292266	13.069092	-8.56%	35,889
2013	10.238380	14.292266	39.59%	75,018
2012*	10.000000	10.238380	2.38%	10,724
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	42.002548	42.856683	2.03%	562,818
2019	32.810230	42.002548	28.02%	601,539
2018	37.029118	32.810230	-11.39%	706,774
2017	31.920916	37.029118	16.00%	809,245
2016	28.381463	31.920916	12.47%	939,494
2015	28.982349	28.381463	-2.07%	1,037,706
2014	26.605168	28.982349	8.94%	1,150,312
2013	19.849130	26.605168	34.04%	1,191,800
2012	17.328416	19.849130	14.55%	1,309,192
2011	17.611740	17.328416	-1.61%	1,490,874
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.869008	12.409437	14.17%	7,707
2019*	10.000000	10.869008	8.69%	1,030
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.636626	26.897778	18.82%	306,879
2019	18.224748	22.636626	24.21%	383,352
2018	20.424056	18.224748	-10.77%	475,013
2017	16.291646	20.424056	25.37%	506,504
2016	15.871014	16.291646	2.65%	525,042
2015	15.101235	15.871014	5.10%	547,587
2014	15.105813	15.101235	-0.03%	484,520
2013	11.972877	15.105813	26.17%	396,137
2012	10.447976	11.972877	14.60%	334,725
2011	10.760516	10.447976	-2.90%	217,738
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.720458	21.405175	20.79%	55,046
2019	12.842812	17.720458	37.98%	67,951
2018	12.918661	12.842812	-0.59%	70,552
2017	10.201733	12.918661	26.63%	76,694
2016	9.750484	10.201733	4.63%	83,875
2015*	10.000000	9.750484	-2.50%	85,678
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.335879	33.36%	1,067
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.648669	36.49%	2,285
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.585384	16.569004	6.31%	87,530
2019	14.254248	15.585384	9.34%	94,049
2018	14.553508	14.254248	-2.06%	90,025
2017	13.902832	14.553508	4.68%	132,830
2016	13.285604	13.902832	4.65%	124,826
2015	13.552959	13.285604	-1.97%	135,060
2014	12.746327	13.552959	6.33%	177,641
2013	12.969860	12.746327	-1.72%	182,404
2012	12.016435	12.969860	7.93%	196,324
2011	11.532700	12.016435	4.19%	188,957
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	27.873043	29.077060	4.32%	2,249
2019	24.697762	27.873043	12.86%	2,266
2018	26.880276	24.697762	-8.12%	2,642
2017	24.813672	26.880276	8.33%	2,700
2016	22.699779	24.813672	9.31%	3,558
2015	23.236956	22.699779	-2.31%	3,651
2014	22.846929	23.236956	1.71%	4,327
2013	25.330782	22.846929	-9.81%	5,140
2012	21.739937	25.330782	16.52%	7,937
2011	20.575707	21.739937	5.66%	8,995
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.981062	11.673251	-2.57%	12,295
2019	9.478930	11.981062	26.40%	15,843
2018	10.411184	9.478930	-8.95%	14,900
2017	9.358081	10.411184	11.25%	19,120
2016	8.234226	9.358081	13.65%	12,998
2015*	10.000000	8.234226	-17.66%	917
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.265335	25.120716	12.82%	12,190
2019	18.164537	22.265335	22.58%	14,142
2018	19.798859	18.164537	-8.25%	15,871
2017	17.042865	19.798859	16.17%	21,869
2016	15.531504	17.042865	9.73%	24,003
2015	16.925236	15.531504	-8.23%	33,908
2014	17.482977	16.925236	-3.19%	99,330
2013	13.406784	17.482977	30.40%	78,552
2012	11.060501	13.406784	21.21%	57,066
2011	11.291768	11.060501	-2.05%	40,744
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.916383	20.738796	49.02%	581,695
2019	10.598109	13.916383	31.31%	758,293
2018	12.867017	10.598109	-17.63%	870,861
2017	10.368566	12.867017	24.10%	966,891
2016	10.754701	10.368566	-3.59%	1,126,317
2015	10.951496	10.754701	-1.80%	1,257,084
2014	11.230744	10.951496	-2.49%	1,378,913
2013	9.383592	11.230744	19.68%	1,351,603
2012	8.217612	9.383592	14.19%	1,395,203
2011	9.198227	8.217612	-10.66%	1,491,933
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.537919	22.737424	10.71%	7,997,659
2019	17.201856	20.537919	19.39%	9,116,451
2018	18.315015	17.201856	-6.08%	10,436,668
2017	16.000522	18.315015	14.47%	11,833,166
2016	14.849732	16.000522	7.75%	12,822,176
2015	14.876089	14.849732	-0.18%	13,298,069
2014	14.333814	14.876089	3.78%	13,881,352
2013	11.761815	14.333814	21.87%	14,126,204
2012	10.282856	11.761815	14.38%	14,222,572
2011	10.306485	10.282856	-0.23%	14,563,960
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.840362	13.861167	7.95%	2,887,441
2019	11.919041	12.840362	7.73%	3,124,052
2018	12.189307	11.919041	-2.22%	3,773,640
2017	11.947024	12.189307	2.03%	3,973,558
2016	11.773591	11.947024	1.47%	3,966,504
2015	11.938142	11.773591	-1.38%	4,192,021
2014	11.504300	11.938142	3.77%	4,224,948
2013	11.945598	11.504300	-3.69%	4,401,143
2012	11.513086	11.945598	3.76%	4,172,460
2011	11.016128	11.513086	4.51%	4,125,960
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.343648	32.550400	28.44%	460,530
2019	19.022635	25.343648	33.23%	542,218
2018	21.247212	19.022635	-10.47%	593,135
2017	16.411534	21.247212	29.47%	677,727
2016	16.570921	16.411534	-0.96%	745,138
2015	15.734209	16.570921	5.32%	807,825
2014	15.630348	15.734209	0.66%	849,567
2013	12.291636	15.630348	27.16%	924,254
2012	10.185364	12.291636	20.68%	944,471
2011	11.361285	10.185364	-10.35%	1,043,205
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.264896	40.830492	49.75%	557,237
2019	21.170405	27.264896	28.79%	676,407
2018	21.559589	21.170405	-1.81%	775,633
2017	17.065869	21.559589	26.33%	932,801
2016	15.829159	17.065869	7.81%	1,039,295
2015	15.046269	15.829159	5.20%	1,192,184
2014	14.085094	15.046269	6.82%	1,302,589
2013	10.993629	14.085094	28.12%	1,517,183
2012	9.473308	10.993629	16.05%	1,679,007
2011	10.054668	9.473308	-5.78%	1,908,443
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.666459	24.218265	11.78%	1,888,197
2019	17.441755	21.666459	24.22%	2,187,424
2018	18.039988	17.441755	-3.32%	2,514,524
2017	14.967386	18.039988	20.53%	2,970,669
2016	13.629860	14.967386	9.81%	3,548,884
2015	13.640203	13.629860	-0.08%	3,792,794
2014	12.518558	13.640203	8.96%	4,066,547
2013	9.524179	12.518558	31.44%	4,454,223
2012	8.230825	9.524179	15.71%	4,950,337
2011	8.516788	8.230825	-3.36%	5,320,064
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	18.002549	18.518012	2.86%	451,404
2019	16.682451	18.002549	7.91%	511,043
2018	17.282878	16.682451	-3.47%	602,962
2017	16.442359	17.282878	5.11%	639,747
2016	15.309363	16.442359	7.40%	577,880
2015	15.948421	15.309363	-4.01%	612,263
2014	15.530801	15.948421	2.69%	667,423
2013	15.890146	15.530801	-2.26%	646,368
2012	14.321138	15.890146	10.96%	665,575
2011	13.725856	14.321138	4.34%	651,520
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	37.736115	41.052172	8.79%	290,272
2019	29.588011	37.736115	27.54%	325,435
2018	30.017386	29.588011	-1.43%	382,741
2017	25.253129	30.017386	18.87%	468,808
2016	22.981833	25.253129	9.88%	548,697
2015	23.096328	22.981833	-0.50%	643,140
2014	20.895881	23.096328	10.53%	709,291
2013	16.162472	20.895881	29.29%	770,806
2012	14.362170	16.162472	12.54%	819,681
2011	14.474172	14.362170	-0.77%	918,712
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	37.340093	38.146295	2.16%	215,366
2019	29.742341	37.340093	25.55%	225,027
2018	32.516002	29.742341	-8.53%	252,359
2017	27.949469	32.516002	16.34%	295,780
2016	24.047691	27.949469	16.23%	361,606
2015	26.022987	24.047691	-7.59%	451,032
2014	24.168378	26.022987	7.67%	473,048
2013	18.070541	24.168378	33.74%	517,450
2012	15.470175	18.070541	16.81%	493,848
2011	16.059186	15.470175	-3.67%	566,784
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.375394	12.880301	13.23%	273
2019	10.011497	11.375394	13.62%	275
2018	11.066013	10.011497	-9.53%	282
2017	9.452026	11.066013	17.08%	8,954
2016	9.285482	9.452026	1.79%	199
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.277952	19.224322	11.27%	225,328
2019	14.100444	17.277952	22.53%	238,269
2018	15.982846	14.100444	-11.78%	251,981
2017	13.496191	15.982846	18.42%	266,180
2016	12.599046	13.496191	7.12%	273,821
2015	12.973144	12.599046	-2.88%	314,944
2014	12.559301	12.973144	3.30%	324,853
2013	9.812976	12.559301	27.99%	344,857
2012	8.546808	9.812976	14.81%	504,101
2011	9.235097	8.546808	-7.45%	502,783
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.505293	16.810630	8.42%	1,877,700
2019	13.501284	15.505293	14.84%	2,143,299
2018	14.567286	13.501284	-7.32%	2,340,750
2017	13.151370	14.567286	10.77%	2,691,880
2016	12.538101	13.151370	4.89%	2,887,358
2015	12.819763	12.538101	-2.20%	3,105,899
2014	12.434537	12.819763	3.10%	3,219,861
2013	10.971118	12.434537	13.34%	3,379,658
2012	9.993661	10.971118	9.78%	3,192,776
2011	10.247522	9.993661	-2.48%	3,413,660
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.698321	18.399049	10.19%	5,203,569
2019	14.049013	16.698321	18.86%	6,078,931
2018	15.476198	14.049013	-9.22%	7,213,332
2017	13.518988	15.476198	14.48%	7,947,236
2016	12.742843	13.518988	6.09%	8,555,563
2015	13.064675	12.742843	-2.46%	8,944,163
2014	12.623676	13.064675	3.49%	9,061,228
2013	10.532766	12.623676	19.85%	8,953,737
2012	9.376385	10.532766	12.33%	8,804,016
2011	9.823944	9.376385	-4.56%	8,997,733
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.579727	14.442807	6.36%	1,569,886
2019	12.413160	13.579727	9.40%	1,636,845
2018	12.894265	12.413160	-3.73%	1,755,271
2017	12.264060	12.894265	5.14%	1,962,754
2016	11.859292	12.264060	3.41%	1,996,720
2015	12.085949	11.859292	-1.88%	1,932,830
2014	11.831794	12.085949	2.15%	2,073,256
2013	11.406770	11.831794	3.73%	2,188,324
2012	10.734806	11.406770	6.26%	2,556,635
2011	10.708329	10.734806	0.25%	2,439,564
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.690394	13.176917	3.83%	26,533
2019	11.275995	12.690394	12.54%	25,336
2018	12.268198	11.275995	-8.09%	27,569
2017	10.813782	12.268198	13.45%	29,706
2016	10.363390	10.813782	4.35%	30,437
2015	10.954322	10.363390	-5.39%	30,332
2014	10.836834	10.954322	1.08%	33,051
2013*	10.000000	10.836834	8.37%	0
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.202086	14.010680	6.12%	15,674
2019	11.571843	13.202086	14.09%	15,837
2018	12.598315	11.571843	-8.15%	43,092
2017	10.819573	12.598315	16.44%	23,819
2016	10.304924	10.819573	4.99%	15,633
2015	10.959248	10.304924	-5.97%	15,574
2014	10.975511	10.959248	-0.15%	56,517
2013*	10.000000	10.975511	9.76%	5,076
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.154317	17.675534	9.42%	4,488,927
2019	13.832436	16.154317	16.79%	5,304,668
2018	15.061604	13.832436	-8.16%	6,134,566
2017	13.368844	15.061604	12.66%	6,876,311
2016	12.670096	13.368844	5.51%	7,509,618
2015	12.955579	12.670096	-2.20%	7,875,063
2014	12.533509	12.955579	3.37%	8,123,700
2013	10.762993	12.533509	16.45%	8,615,880
2012	9.689863	10.762993	11.07%	9,080,539
2011	10.036480	9.689863	-3.45%	9,353,862
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.972912	18.834699	10.97%	2,051,239
2019	14.047477	16.972912	20.83%	2,304,629
2018	15.704238	14.047477	-10.55%	2,876,300
2017	13.455170	15.704238	16.72%	3,346,704
2016	12.650899	13.455170	6.36%	3,848,924
2015	12.993982	12.650899	-2.64%	4,114,055
2014	12.571666	12.993982	3.36%	4,191,006
2013	10.233532	12.571666	22.85%	4,309,830
2012	9.035018	10.233532	13.27%	4,589,067
2011	9.587811	9.035018	-5.77%	4,816,555
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.961128	16.128251	7.80%	1,222,721
2019	13.241451	14.961128	12.99%	1,384,517
2018	14.066362	13.241451	-5.86%	1,585,301
2017	12.949443	14.066362	8.63%	1,676,775
2016	12.358450	12.949443	4.78%	1,908,279
2015	12.636825	12.358450	-2.20%	1,934,810
2014	12.282434	12.636825	2.89%	1,903,244
2013	11.169980	12.282434	9.96%	2,065,052
2012	10.268845	11.169980	8.78%	2,127,340
2011	10.416230	10.268845	-1.41%	2,373,387
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.004261	16.639639	3.97%	808,555
2019	14.393241	16.004261	11.19%	816,489
2018	17.271425	14.393241	-16.66%	841,902
2017	14.237352	17.271425	21.31%	925,632
2016	14.243671	14.237352	-0.04%	1,072,656
2015	14.994609	14.243671	-5.01%	1,114,180
2014	16.514477	14.994609	-9.20%	1,158,518
2013	13.911205	16.514477	18.71%	1,163,275
2012	11.770571	13.911205	18.19%	1,239,604
2011	13.596896	11.770571	-13.43%	1,307,304
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.754163	17.54%	309,931
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.766734	14.529997	5.54%	322,814
2019	12.812523	13.766734	7.45%	357,674
2018	13.052192	12.812523	-1.84%	417,088
2017	12.673918	13.052192	2.98%	511,506
2016	12.209832	12.673918	3.80%	509,901
2015	12.461605	12.209832	-2.02%	573,292
2014	12.043098	12.461605	3.48%	638,475
2013	12.448172	12.043098	-3.25%	647,577
2012	11.716609	12.448172	6.24%	658,906
2011	11.156576	11.716609	5.02%	652,268
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.683495	15.826766	7.79%	136,016
2019	13.553996	14.683495	8.33%	152,536
2018	13.914804	13.553996	-2.59%	173,032
2017	13.565257	13.914804	2.58%	173,265
2016	13.279654	13.565257	2.15%	224,970
2015	13.503984	13.279654	-1.66%	224,397
2014	13.025248	13.503984	3.68%	234,009
2013	13.452380	13.025248	-3.18%	169,187
2012	12.704929	13.452380	5.88%	150,333
2011	12.119428	12.704929	4.83%	140,762
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.646588	10.917976	2.55%	21,151
2019	10.104953	10.646588	5.36%	5,059
2018*	10.000000	10.104953	1.05%	1,641
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	38.442305	42.939353	11.70%	70,364
2019	31.703841	38.442305	21.25%	90,858
2018	38.951753	31.703841	-18.61%	108,247
2017	27.901948	38.951753	39.60%	120,328
2016	26.261721	27.901948	6.25%	141,974
2015	31.715737	26.261721	-17.20%	173,855
2014	34.035014	31.715737	-6.81%	193,620
2013	34.283888	34.035014	-0.73%	7,749
2012	29.646544	34.283888	15.64%	9,709
2011	38.746446	29.646544	-23.49%	11,146
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.245827	27.504636	4.80%	124,654
2019	23.140168	26.245827	13.42%	169,747
2018	24.134655	23.140168	-4.12%	170,703
2017	22.869387	24.134655	5.53%	262,380
2016	20.265831	22.869387	12.85%	296,864
2015	21.050455	20.265831	-3.73%	352,432
2014	20.765745	21.050455	1.37%	386,934
2013	19.619773	20.765745	5.84%	44,370
2012	17.326410	19.619773	13.24%	56,276
2011	16.882971	17.326410	2.63%	71,492
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.897420	14.573216	4.86%	1,057,840
2019	13.229560	13.897420	5.05%	1,116,888
2018	13.390741	13.229560	-1.20%	1,348,004
2017	13.269527	13.390741	0.91%	1,458,812
2016	13.324658	13.269527	-0.41%	1,652,910
2015	13.494346	13.324658	-1.26%	1,739,240
2014	13.054852	13.494346	3.37%	2,038,107
2013	13.764967	13.054852	-5.16%	2,217,614
2012	13.512438	13.764967	1.87%	2,368,385
2011	12.744590	13.512438	6.02%	2,639,989
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.919066	9.828863	-0.91%	3,093,566
2019	9.858834	9.919066	0.61%	2,732,372
2018	9.837354	9.858834	0.22%	3,040,464
2017	9.909723	9.837354	-0.73%	3,069,448
2016	10.023926	9.909723	-1.14%	3,755,910
2015	10.140543	10.023926	-1.15%	3,772,353
2014	10.258510	10.140543	-1.15%	4,237,081
2013	10.377853	10.258510	-1.15%	4,549,542
2012	10.498914	10.377853	-1.15%	5,406,580
2011	10.620705	10.498914	-1.15%	4,940,746
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.684210	11.373001	6.45%	254,539
2019	9.089393	10.684210	17.55%	288,696
2018	10.793413	9.089393	-15.79%	304,627
2017	8.592293	10.793413	25.62%	328,508
2016	8.637247	8.592293	-0.52%	326,446
2015	9.028520	8.637247	-4.33%	356,303
2014	9.199775	9.028520	-1.86%	358,173
2013	7.916447	9.199775	16.21%	347,795
2012	6.950462	7.916447	13.90%	335,316
2011	7.812388	6.950462	-11.03%	367,870
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.085909	12.798386	5.90%	127,441
2019	10.087724	12.085909	19.81%	126,175
2018	11.884646	10.087724	-15.12%	157,603
2017	9.660025	11.884646	23.03%	186,842
2016	9.721257	9.660025	-0.63%	229,056
2015	9.972865	9.721257	-2.52%	242,593
2014	10.754329	9.972865	-7.27%	279,945
2013	8.990410	10.754329	19.62%	298,725
2012	7.694006	8.990410	16.85%	344,673
2011	8.930901	7.694006	-13.85%	327,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	34.607305	38.593724	11.52%	310,844
2019	28.294948	34.607305	22.31%	360,959
2018	31.406973	28.294948	-9.91%	465,362
2017	26.827228	31.406973	17.07%	532,906
2016	24.791306	26.827228	8.21%	506,166
2015	25.332564	24.791306	-2.14%	561,474
2014	24.410332	25.332564	3.78%	508,019
2013	19.406489	24.410332	25.78%	532,854
2012	16.938944	19.406489	14.57%	687,291
2011	17.836829	16.938944	-5.03%	661,280
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.143380	20.703191	8.15%	526,223
2019	16.790251	19.143380	14.01%	534,139
2018	17.852396	16.790251	-5.95%	621,891
2017	16.250688	17.852396	9.86%	696,398
2016	15.464566	16.250688	5.08%	746,673
2015	15.671697	15.464566	-1.32%	770,178
2014	15.158944	15.671697	3.38%	875,831
2013	13.520328	15.158944	12.12%	857,323
2012	12.504317	13.520328	8.13%	801,775
2011	12.538559	12.504317	-0.27%	761,819
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.320412	25.730639	10.34%	1,471,654
2019	19.669523	23.320412	18.56%	1,603,558
2018	21.276316	19.669523	-7.55%	1,826,889
2017	18.746995	21.276316	13.49%	1,975,774
2016	17.602214	18.746995	6.50%	2,118,696
2015	17.902199	17.602214	-1.68%	2,170,215
2014	17.213315	17.902199	4.00%	2,117,797
2013	14.572666	17.213315	18.12%	2,165,045
2012	13.133714	14.572666	10.96%	2,026,074
2011	13.411681	13.133714	-2.07%	2,008,310
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.481211	17.385684	5.49%	1,328,411
2019	15.221855	16.481211	8.27%	1,323,319
2018	15.682719	15.221855	-2.94%	1,358,168
2017	15.011613	15.682719	4.47%	1,588,244
2016	14.564788	15.011613	3.07%	1,772,429
2015	14.695321	14.564788	-0.89%	1,800,077
2014	14.309590	14.695321	2.70%	2,067,492
2013	13.808862	14.309590	3.63%	2,215,482
2012	13.282450	13.808862	3.96%	2,284,133
2011	13.054060	13.282450	1.75%	2,257,480
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.687149	13.113162	3.36%	7,120
2019	11.358351	12.687149	11.70%	6,474
2018	12.176209	11.358351	-6.72%	6,499
2017	10.801883	12.176209	12.72%	4,304
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	2,213
2014	10.671417	10.807752	1.28%	5,085
2013*	10.000000	10.671417	6.71%	3,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.284778	13.962991	5.11%	5,572
2019	11.661195	13.284778	13.92%	5,888
2018	12.557899	11.661195	-7.14%	11,041
2017	10.861216	12.557899	15.62%	20,239
2016	10.273175	10.861216	5.72%	15,898
2015	10.820654	10.273175	-5.06%	15,157
2014	10.759988	10.820654	0.56%	45,979
2013*	10.000000	10.759988	7.60%	0
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	25.562376	27.882318	9.08%	3,518,316
2019	21.962509	25.562376	16.39%	4,077,183
2018	23.557485	21.962509	-6.77%	4,708,537
2017	21.102865	23.557485	11.63%	5,626,409
2016	19.924520	21.102865	5.91%	6,328,899
2015	20.224004	19.924520	-1.48%	6,797,105
2014	19.451473	20.224004	3.97%	6,946,393
2013	16.872314	19.451473	15.29%	7,524,703
2012	15.403616	16.872314	9.53%	7,830,710
2011	15.588745	15.403616	-1.19%	8,221,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	30.922114	34.334964	11.04%	2,795,044
2019	25.677034	30.922114	20.43%	3,160,946
2018	28.152661	25.677034	-8.79%	3,711,727
2017	24.408297	28.152661	15.34%	4,692,645
2016	22.761033	24.408297	7.24%	5,513,949
2015	23.195107	22.761033	-1.87%	5,998,928
2014	22.356717	23.195107	3.75%	6,362,871
2013	18.481146	22.356717	20.97%	6,658,687
2012	16.435137	18.481146	12.45%	6,583,833
2011	16.987195	16.435137	-3.25%	6,766,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.868550	22.392836	7.30%	1,430,548
2019	18.603051	20.868550	12.18%	1,575,440
2018	19.550246	18.603051	-4.84%	1,812,295
2017	18.109008	19.550246	7.96%	1,946,589
2016	17.330765	18.109008	4.49%	2,255,742
2015	17.537747	17.330765	-1.18%	2,335,398
2014	16.938973	17.537747	3.53%	2,500,596
2013	15.508419	16.938973	9.22%	2,548,318
2012	14.521734	15.508419	6.79%	2,740,676
2011	14.393460	14.521734	0.89%	2,715,769
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.484226	11.102025	5.89%	13,705
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.785389	12.341594	14.43%	0
2019*	10.000000	10.785389	7.85%	0
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.724360	30.467353	28.42%	368,723
2019	18.430804	23.724360	28.72%	448,618
2018	19.292821	18.430804	-4.47%	510,648
2017	15.026794	19.292821	28.39%	611,375
2016	14.904528	15.026794	0.82%	714,554
2015	14.620369	14.904528	1.94%	782,682
2014	13.427775	14.620369	8.88%	870,568
2013	10.106069	13.427775	32.87%	989,421
2012	8.803074	10.106069	14.80%	1,081,674
2011	9.202757	8.803074	-4.34%	1,215,590
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.266295	14.043728	5.86%	176,591
2019	11.280690	13.266295	17.60%	143,334
2018	11.990647	11.280690	-5.92%	224,756
2017	10.318553	11.990647	16.20%	181,855
2016	9.616317	10.318553	7.30%	114,464
2015	9.951825	9.616317	-3.37%	93,519
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.265250	16.143138	5.75%	9,846
2019	12.659846	15.265250	20.58%	13,504
2018	13.146444	12.659846	-3.70%	13,267
2017	10.927974	13.146444	20.30%	12,304
2016	10.045670	10.927974	8.78%	14,522
2015	10.148174	10.045670	-1.01%	7,537
2014*	10.000000	10.148174	1.48%	500
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.759218	46.583948	17.17%	849,766
2019	29.287812	39.759218	35.75%	1,007,077
2018	30.094108	29.287812	-2.68%	1,163,321
2017	23.958145	30.094108	25.61%	1,341,910
2016	23.456331	23.958145	2.14%	1,515,569
2015	22.637536	23.456331	3.62%	1,608,060
2014	21.094704	22.637536	7.31%	1,796,330
2013	15.658311	21.094704	34.72%	2,023,556
2012	13.376674	15.658311	17.06%	2,379,329
2011	13.878241	13.376674	-3.61%	2,810,026
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.673154	30.742975	0.23%	260,525
2019	24.494329	30.673154	25.23%	494,861
2018	27.373243	24.494329	-10.52%	553,527
2017	25.536111	27.373243	7.19%	672,750
2016	21.488963	25.536111	18.83%	771,609
2015	22.749450	21.488963	-5.54%	818,938
2014	20.375888	22.749450	11.65%	911,357
2013	15.654684	20.375888	30.16%	1,008,025
2012	13.838196	15.654684	13.13%	1,109,873
2011	13.931081	13.838196	-0.67%	1,292,051
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.809171	18.09%	689,170
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	50.594527	56.571828	11.81%	169,462
2019	40.734220	50.594527	24.21%	188,474
2018	46.505004	40.734220	-12.41%	211,401
2017	40.632983	46.505004	14.45%	245,420
2016	34.171304	40.632983	18.91%	276,760
2015	35.467680	34.171304	-3.66%	289,610
2014	32.791237	35.467680	8.16%	318,558
2013	24.932794	32.791237	31.52%	346,122
2012	21.471749	24.932794	16.12%	391,977
2011	22.288107	21.471749	-3.66%	439,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.251775	22.721296	-2.28%	379,376
2019	18.993158	23.251775	22.42%	381,844
2018	22.126129	18.993158	-14.16%	432,977
2017	19.661842	22.126129	12.53%	498,602
2016	16.914135	19.661842	16.25%	569,092
2015	17.619336	16.914135	-4.00%	649,946
2014	15.231863	17.619336	15.67%	710,944
2013	11.357084	15.231863	34.12%	744,460
2012	9.875328	11.357084	15.00%	789,533
2011	10.227396	9.875328	-3.44%	836,307
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	37.351687	51.881263	38.90%	42,600
2019	27.911829	37.351687	33.82%	50,181
2018	30.766229	27.911829	-9.28%	54,362
2017	24.969114	30.766229	23.22%	65,039
2016	23.375200	24.969114	6.82%	73,508
2015	23.522555	23.375200	-0.63%	95,550
2014	23.207171	23.522555	1.36%	93,353
2013	16.309138	23.207171	42.30%	110,604
2012	14.589165	16.309138	11.79%	127,796
2011	14.886743	14.589165	-2.00%	163,914
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	42.049114	43.623480	3.74%	67,624
2019	35.839508	42.049114	17.33%	69,577
2018	43.750345	35.839508	-18.08%	76,245
2017	40.695741	43.750345	7.51%	86,849
2016	32.773322	40.695741	24.17%	108,350
2015	35.379738	32.773322	-7.37%	136,848
2014	33.523407	35.379738	5.54%	153,210
2013	24.219631	33.523407	38.41%	152,739
2012	20.366624	24.219631	18.92%	162,443
2011	21.791420	20.366624	-6.54%	185,559
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	43.763138	52.931037	20.95%	101,586
2019	35.317881	43.763138	23.91%	118,862
2018	40.991876	35.317881	-13.84%	127,646
2017	36.632273	40.991876	11.90%	157,834
2016	30.240076	36.632273	21.14%	182,747
2015	31.182839	30.240076	-3.02%	209,409
2014	31.371196	31.182839	-0.60%	258,014
2013	22.579731	31.371196	38.94%	300,909
2012	19.824409	22.579731	13.90%	362,401
2011	21.290055	19.824409	-6.88%	416,642
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.370002	23.955048	12.10%	49,534
2019	16.878142	21.370002	26.61%	61,010
2018	17.975725	16.878142	-6.11%	65,690
2017	14.575396	17.975725	23.33%	95,563
2016	12.985771	14.575396	12.24%	75,002
2015	13.295423	12.985771	-2.33%	83,507
2014	12.622173	13.295423	5.33%	98,844
2013	8.896205	12.622173	41.88%	168,831
2012	7.703104	8.896205	15.49%	117,971
2011	8.820667	7.703104	-12.67%	140,089
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.235572	24.911455	12.03%	425,939
2019	17.846014	22.235572	24.60%	487,509
2018	19.181710	17.846014	-6.96%	550,611
2017	16.393765	19.181710	17.01%	666,560
2016	15.061419	16.393765	8.85%	779,963
2015	15.300656	15.061419	-1.56%	881,318
2014	14.006605	15.300656	9.24%	1,014,913
2013	10.226827	14.006605	36.96%	1,114,419
2012	9.288702	10.226827	10.10%	1,155,740
2011	9.713768	9.288702	-4.38%	1,252,155
138

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.150177	16.919280	-6.78%	401,833
2019	14.075903	18.150177	28.95%	457,958
2018	14.842743	14.075903	-5.17%	528,744
2017	14.145939	14.842743	4.93%	646,396
2016	13.351815	14.145939	5.95%	792,374
2015	14.317576	13.351815	-6.75%	944,453
2014	11.262367	14.317576	27.13%	1,190,935
2013	11.093835	11.262367	1.52%	1,302,842
2012	9.710185	11.093835	14.25%	1,419,269
2011	9.254814	9.710185	4.92%	1,534,371
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.960197	24.417772	16.50%	292,431
2019	16.206131	20.960197	29.33%	293,313
2018	17.235668	16.206131	-5.97%	331,614
2017	14.382933	17.235668	19.83%	414,156
2016	13.061331	14.382933	10.12%	369,750
2015	13.089868	13.061331	-0.22%	365,086
2014	11.710717	13.089868	11.78%	302,220
2013*	10.000000	11.710717	17.11%	70,239
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.947917	11.128490	1.65%	333,984
2019	10.640381	10.947917	2.89%	354,071
2018	10.677261	10.640381	-0.35%	455,644
2017	10.633224	10.677261	0.41%	475,430
2016	10.495092	10.633224	1.32%	545,240
2015	10.653524	10.495092	-1.49%	554,440
2014	10.724502	10.653524	-0.66%	563,900
2013	10.837845	10.724502	-1.05%	584,514
2012	10.591062	10.837845	2.33%	548,958
2011	10.576649	10.591062	0.14%	629,323
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.849018	21.052219	17.95%	62,768
2019	14.449950	17.849018	23.52%	56,325
2018	16.489473	14.449950	-12.37%	57,405
2017	14.609064	16.489473	12.87%	70,523
2016	12.226748	14.609064	19.48%	51,831
2015	13.003827	12.226748	-5.98%	41,433
2014	12.582420	13.003827	3.35%	29,744
2013*	10.000000	12.582420	25.82%	15,521
139

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.700330	37.601303	58.65%	334,429
2019	17.521481	23.700330	35.26%	398,242
2018	19.070560	17.521481	-8.12%	470,210
2017	15.128127	19.070560	26.06%	572,035
2016	14.429845	15.128127	4.84%	654,473
2015	14.648357	14.429845	-1.49%	749,958
2014	14.287313	14.648357	2.53%	859,543
2013	10.427761	14.287313	37.01%	923,462
2012	9.201800	10.427761	13.32%	1,058,015
2011	9.742267	9.201800	-5.55%	1,209,790
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	47.727735	65.913866	38.10%	7,172
2019	36.445138	47.727735	30.96%	7,185
2018	39.459338	36.445138	-7.64%	10,697
2017	32.045735	39.459338	23.13%	11,476
2016	31.122324	32.045735	2.97%	7,916
2015	31.174254	31.122324	-0.17%	16,473
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.006621	11.256249	2.27%	487,962
2019	10.738762	11.006621	2.49%	517,091
2018	10.754591	10.738762	-0.15%	613,770
2017	10.783265	10.754591	-0.27%	725,728
2016	10.776974	10.783265	0.06%	789,551
2015	10.882343	10.776974	-0.97%	859,805
2014	10.942194	10.882343	-0.55%	964,173
2013	11.001623	10.942194	-0.54%	1,056,297
2012	10.639941	11.001623	3.40%	1,108,611
2011	10.732383	10.639941	-0.86%	1,146,370
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	37.108929	43.858078	18.19%	70,561
2019	29.821368	37.108929	24.44%	76,726
2018	32.002691	29.821368	-6.82%	93,611
2017	27.336078	32.002691	17.07%	111,388
2016	25.170871	27.336078	8.60%	125,365
2015	25.582310	25.170871	-1.61%	154,806
2014	23.445821	25.582310	9.11%	168,749
2013	17.236872	23.445821	36.02%	196,808
2012	15.712682	17.236872	9.70%	214,393
2011	16.400315	15.712682	-4.19%	241,612
140

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.114771	12.922460	6.67%	32,496
2019	10.967710	12.114771	10.46%	98,252
2018	11.735218	10.967710	-6.54%	87,679
2017	10.470564	11.735218	12.08%	179,364
2016	9.381376	10.470564	11.61%	233,073
2015	10.450730	9.381376	-10.23%	218,349
2014	10.524441	10.450730	-0.70%	220,833
2013	10.635249	10.524441	-1.04%	247,880
2012*	10.000000	10.635249	6.35%	154,435
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.480492	12.095168	5.35%	28,168
2019	10.129788	11.480492	13.33%	36,306
2018	10.767882	10.129788	-5.93%	40,149
2017	9.922384	10.767882	8.52%	48,213
2016	8.866028	9.922384	11.91%	27,884
2015	9.186450	8.866028	-3.49%	12,775
2014	9.164602	9.186450	0.24%	12,792
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.296846	13.451471	9.39%	35,439
2019	11.635048	12.296846	5.69%	30,135
2018	12.271013	11.635048	-5.18%	39,625
2017	11.210014	12.271013	9.46%	52,148
2016	11.020101	11.210014	1.72%	65,393
2015	12.010066	11.020101	-8.24%	140,894
2014	12.113330	12.010066	-0.85%	161,279
2013	13.115558	12.113330	-7.64%	475,666
2012	12.608799	13.115558	4.02%	174,477
2011	11.764923	12.608799	7.17%	246,097
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.807049	12.008521	1.71%	1,040,897
2019	11.493435	11.807049	2.73%	1,155,657
2018	11.600379	11.493435	-0.92%	1,349,825
2017	11.589833	11.600379	0.09%	1,466,935
2016	11.573261	11.589833	0.14%	1,545,708
2015	11.683511	11.573261	-0.94%	1,567,663
2014	11.731651	11.683511	-0.41%	1,777,283
2013	11.895761	11.731651	-1.38%	1,750,605
2012	11.380137	11.895761	4.53%	1,700,347
2011	11.397306	11.380137	-0.15%	1,503,543
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.421282	10.521932	0.97%	116,521
2019	10.265731	10.421282	1.52%	148,801
2018	10.239689	10.265731	0.25%	196,389
2017	10.125090	10.239689	1.13%	78,812
2016*	10.000000	10.125090	1.25%	7,465
141

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.834983	12.696924	7.28%	561,795
2019	11.060480	11.834983	7.00%	540,689
2018	11.261373	11.060480	-1.78%	596,032
2017	10.868481	11.261373	3.61%	651,368
2016	10.717682	10.868481	1.41%	769,412
2015	10.806099	10.717682	-0.82%	658,938
2014	10.494450	10.806099	2.97%	787,237
2013	10.839073	10.494450	-3.18%	959,214
2012	10.014102	10.839073	8.24%	944,435
2011*	10.000000	10.014102	0.14%	296,488
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.317786	25.116301	37.11%	50,503
2019	13.551660	18.317786	35.17%	40,409
2018	13.391484	13.551660	1.20%	46,444
2017	10.348726	13.391484	29.40%	27,061
2016*	10.000000	10.348726	3.49%	21,917
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	22.152184	24.545988	10.81%	1,917
2019	17.905997	22.152184	23.71%	2,483
2018	22.396267	17.905997	-20.05%	1,995
2017	17.898565	22.396267	25.13%	2,899
2016	18.561598	17.898565	-3.57%	2,228
2015	18.751265	18.561598	-1.01%	2,463
2014	20.348585	18.751265	-7.85%	2,871
2013	16.073335	20.348585	26.60%	3,410
2012	13.337649	16.073335	20.51%	4,201
2011	16.243221	13.337649	-17.89%	7,561
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.517494	35.17%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.147119	13.750009	4.59%	43,946
2019	10.199083	13.147119	28.90%	42,758
2018	11.275548	10.199083	-9.55%	49,809
2017*	10.000000	11.275548	12.76%	34,012
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.054772	57.572019	27.78%	269,719
2019	35.434142	45.054772	27.15%	285,089
2018	35.543945	35.434142	-0.31%	342,134
2017	28.243797	35.543945	25.85%	347,265
2016	32.000556	28.243797	-11.74%	414,119
2015	28.783452	32.000556	11.18%	555,353
2014	22.189717	28.783452	29.72%	551,250
2013	14.914208	22.189717	48.78%	602,719
2012	11.517684	14.914208	29.49%	463,083
2011	10.555188	11.517684	9.12%	331,862
142

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.897768	6.927582	17.46%	119,126
2019	5.348808	5.897768	10.26%	192,975
2018	7.560210	5.348808	-29.25%	184,394
2017	7.801719	7.560210	-3.10%	172,676
2016	5.503148	7.801719	41.77%	164,909
2015	8.387716	5.503148	-34.39%	265,703
2014	10.520797	8.387716	-20.27%	263,354
2013	9.649712	10.520797	9.03%	335,409
2012*	10.000000	9.649712	-3.50%	47,559
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.062527	7.138153	17.74%	14,398
2019	5.482363	6.062527	10.58%	19,564
2018	7.733308	5.482363	-29.11%	23,440
2017	7.958170	7.733308	-2.83%	25,682
2016	5.601898	7.958170	42.06%	35,555
2015	8.515254	5.601898	-34.21%	43,304
2014	10.648674	8.515254	-20.03%	68,187
2013	9.745932	10.648674	9.26%	97,485
2012*	10.000000	9.745932	-2.54%	186,196
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.805477	10.515723	-2.68%	3,564
2019*	10.000000	10.805477	8.05%	1,031
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	38.114109	59.447014	55.97%	41,837
2019	30.888198	38.114109	23.39%	48,914
2018	30.845782	30.888198	0.14%	61,921
2017	24.792668	30.845782	24.41%	62,404
2016	23.277094	24.792668	6.51%	66,089
2015	24.246816	23.277094	-4.00%	106,262
2014	24.998295	24.246816	-3.01%	100,266
2013	16.833485	24.998295	48.50%	110,937
2012	15.787144	16.833485	6.63%	132,268
2011	16.739917	15.787144	-5.69%	130,506
143

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.734173	11.929260	1.66%	0
2019	10.502618	11.734173	11.73%	0
2018	11.694211	10.502618	-10.19%	0
2017	10.549891	11.694211	10.85%	0
2016	10.526508	10.549891	0.22%	0
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.221917	24.063707	-0.65%	0
2019	20.211570	24.221917	19.84%	0
2018	22.145569	20.211570	-8.73%	0
2017	19.258437	22.145569	14.99%	0
2016	17.882843	19.258437	7.69%	0
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.568644	8.490944	-0.91%	0
2019	7.567629	8.568644	13.23%	0
2018*	10.000000	7.567629	-24.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.711103	30.683399	-0.09%	0
2019	26.419144	30.711103	16.25%	0
2018	32.177187	26.419144	-17.89%	0
2017	29.407470	32.177187	9.42%	0
2016	24.304208	29.407470	21.00%	0
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.773249	11.442697	6.21%	0
2019	10.203763	10.773249	5.58%	0
2018	10.831902	10.203763	-5.80%	0
2017	10.776051	10.831902	0.52%	0
2016	10.647001	10.776051	1.21%	0
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
144

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	23.492853	25.383800	8.05%	0
2019	19.581546	23.492853	19.97%	0
2018	21.767077	19.581546	-10.04%	0
2017	18.661760	21.767077	16.64%	0
2016	17.002757	18.661760	9.76%	0
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	25.825256	25.315342	-1.97%	0
2019	20.650321	25.825256	25.06%	0
2018	24.476685	20.650321	-15.63%	0
2017	22.647251	24.476685	8.08%	0
2016	19.033552	22.647251	18.99%	0
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	24.717242	24.162204	-2.25%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.846167	11.252717	3.75%	0
2019	9.739809	10.846167	11.36%	0
2018	10.346786	9.739809	-5.87%	0
2017	9.965951	10.346786	3.82%	0
2016	9.110708	9.965951	9.39%	0
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.798168	10.310866	5.23%	0
2019	9.259443	9.798168	5.82%	0
2018	9.621780	9.259443	-3.77%	0
2017	9.615352	9.621780	0.07%	0
2016	9.678990	9.615352	-0.66%	0
2015*	10.000000	9.678990	-3.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.603872	13.659778	0.41%	0
2019	11.008659	13.603872	23.57%	0
2018	12.266788	11.008659	-10.26%	0
2017	10.860521	12.266788	12.95%	0
2016	9.651253	10.860521	12.53%	0
2015*	10.000000	9.651253	-3.49%	0
145

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.096431	17.667139	17.03%	0
2019	13.223409	15.096431	14.16%	0
2018	14.760551	13.223409	-10.41%	0
2017	13.388203	14.760551	10.25%	0
2016	13.302043	13.388203	0.65%	0
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.032405	12.580612	4.56%	0
2019	10.354976	12.032405	16.20%	0
2018	12.670203	10.354976	-18.27%	0
2017	11.359085	12.670203	11.54%	0
2016	10.169414	11.359085	11.70%	0
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.446471	36.948488	7.26%	0
2019	29.072245	34.446471	18.49%	0
2018	32.949920	29.072245	-11.77%	0
2017	30.233466	32.949920	8.98%	0
2016	24.801007	30.233466	21.90%	0
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	27.314241	31.171981	14.12%	0
2019	21.532180	27.314241	26.85%	0
2018	23.347019	21.532180	-7.77%	0
2017	19.865209	23.347019	17.53%	0
2016	18.384881	19.865209	8.05%	0
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
146

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	24.679520	29.521147	19.62%	0
2019	18.747511	24.679520	31.64%	0
2018	20.819638	18.747511	-9.95%	0
2017	16.906135	20.819638	23.15%	0
2016	16.199800	16.906135	4.36%	0
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	18.250591	21.158104	15.93%	0
2019	15.494707	18.250591	17.79%	0
2018	19.805381	15.494707	-21.77%	0
2017	16.423805	19.805381	20.59%	0
2016	14.503879	16.423805	13.24%	0
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.604063	10.929040	3.06%	0
2019	9.386647	10.604063	12.97%	0
2018	10.086973	9.386647	-6.94%	0
2017*	10.000000	10.086973	0.87%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.412532	14.617097	-5.16%	0
2019	12.447029	15.412532	23.82%	0
2018	15.460758	12.447029	-19.49%	0
2017	14.268028	15.460758	8.36%	0
2016	11.225839	14.268028	27.10%	0
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.013634	9.902314	-1.11%	0
2019	9.645839	10.013634	3.81%	0
2018	9.959543	9.645839	-3.15%	0
2017	9.930150	9.959543	0.30%	0
2016	9.400702	9.930150	5.63%	0
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
147

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.456460	10.209157	-2.37%	0
2019	8.994156	10.456460	16.26%	0
2018*	10.000000	8.994156	-10.06%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.214161	11.726740	4.57%	0
2019	10.595386	11.214161	5.84%	0
2018	11.016885	10.595386	-3.83%	0
2017	10.951858	11.016885	0.59%	0
2016	10.910118	10.951858	0.38%	0
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.204231	12.947908	26.89%	0
2019	8.146834	10.204231	25.25%	0
2018*	10.000000	8.146834	-18.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.579312	15.864907	8.82%	0
2019	12.991716	14.579312	12.22%	0
2018	13.999391	12.991716	-7.20%	0
2017	12.800397	13.999391	9.37%	0
2016	12.545787	12.800397	2.03%	0
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	15.927711	17.715309	11.22%	0
2019	13.704402	15.927711	16.22%	0
2018	15.052998	13.704402	-8.96%	0
2017	13.353679	15.052998	12.73%	0
2016	13.017227	13.353679	2.58%	0
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
148

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	17.570092	19.869421	13.09%	0
2019	14.601879	17.570092	20.33%	0
2018	16.383630	14.601879	-10.88%	0
2017	14.000146	16.383630	17.02%	0
2016	13.574136	14.000146	3.14%	0
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.941033	15.322660	18.40%	0
2019	10.754576	12.941033	20.33%	0
2018	11.610513	10.754576	-7.37%	0
2017	10.312597	11.610513	12.59%	0
2016*	10.000000	10.312597	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.682275	40.003246	26.26%	0
2019	24.893383	31.682275	27.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.676245	6.946639	-34.93%	0
2019	10.026948	10.676245	6.48%	0
2018	13.750045	10.026948	-27.08%	0
2017	14.586209	13.750045	-5.73%	0
2016	11.268337	14.586209	29.44%	0
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.262200	22.973207	3.19%	0
2019	18.065398	22.262200	23.23%	0
2018	20.376833	18.065398	-11.34%	0
2017	18.655863	20.376833	9.22%	0
2016	16.346233	18.655863	14.13%	0
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
149

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.926312	14.526842	4.31%	0
2019	11.076690	13.926312	25.73%	0
2018	12.584061	11.076690	-11.98%	0
2017	11.129821	12.584061	13.07%	0
2016*	10.000000	11.129821	11.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	30.720854	42.755752	39.18%	0
2019	23.651247	30.720854	29.89%	0
2018	24.505665	23.651247	-3.49%	0
2017	18.746834	24.505665	30.72%	0
2016	19.229226	18.746834	-2.51%	0
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.483710	12.153729	5.83%	0
2019	10.826751	11.483710	6.07%	0
2018	11.257877	10.826751	-3.83%	0
2017	11.165322	11.257877	0.83%	0
2016	11.022036	11.165322	1.30%	0
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	35.612316	40.695153	14.27%	0
2019	29.822080	35.612316	19.42%	0
2018	36.098965	29.822080	-17.39%	0
2017	30.887554	36.098965	16.87%	0
2016	28.462824	30.887554	8.52%	0
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
150

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.162799	23.663347	11.82%	0
2019	17.120210	21.162799	23.61%	0
2018	20.793050	17.120210	-17.66%	0
2017	16.497650	20.793050	26.04%	0
2016	17.961543	16.497650	-8.15%	0
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.448809	28.745708	4.72%	0
2019	21.112819	27.448809	30.01%	0
2018	26.400959	21.112819	-20.03%	0
2017	22.864933	26.400959	15.46%	0
2016	21.581295	22.864933	5.95%	0
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.391333	13.424209	8.34%	0
2019	10.663421	12.391333	16.20%	0
2018	12.175721	10.663421	-12.42%	0
2017	11.214263	12.175721	8.57%	0
2016	10.219102	11.214263	9.74%	0
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.535972	14.190328	-2.38%	0
2019	12.918605	14.535972	12.52%	0
2018	13.926775	12.918605	-7.24%	0
2017	13.096708	13.926775	6.34%	0
2016	11.846221	13.096708	10.56%	0
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
151

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	27.392941	30.798706	12.43%	0
2019	21.863500	27.392941	25.29%	0
2018	23.761341	21.863500	-7.99%	0
2017	20.327365	23.761341	16.89%	0
2016	18.066633	20.327365	12.51%	0
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	31.110497	31.726641	1.98%	0
2019	25.397368	31.110497	22.49%	0
2018	30.073891	25.397368	-15.55%	0
2017	28.031346	30.073891	7.29%	0
2016	22.206674	28.031346	26.23%	0
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.187633	12.710142	13.61%	0
2019	9.107992	11.187633	22.83%	0
2018	11.158973	9.107992	-18.38%	0
2017	8.196516	11.158973	36.14%	0
2016	7.198050	8.196516	13.87%	0
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	16.474856	15.787291	-4.17%	0
2019	15.101084	16.474856	9.10%	0
2018	18.424220	15.101084	-18.04%	0
2017	16.283743	18.424220	13.14%	0
2016	15.670226	16.283743	3.92%	0
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
152

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.833894	8.112077	-8.17%	0
2019	8.932017	8.833894	-1.10%	0
2018	9.039465	8.932017	-1.19%	0
2017	9.146896	9.039465	-1.17%	0
2016	9.164527	9.146896	-0.19%	0
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.427000	11.534209	0.94%	0
2019	10.529584	11.427000	8.52%	0
2018	11.355116	10.529584	-7.27%	0
2017	10.353706	11.355116	9.67%	0
2016	10.234556	10.353706	1.16%	0
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.805384	10.145108	3.46%	0
2019	9.293921	9.805384	5.50%	0
2018*	10.000000	9.293921	-7.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.913137	9.279707	4.11%	0
2019	8.754647	8.913137	1.81%	0
2018	9.514451	8.754647	-7.99%	0
2017	9.465111	9.514451	0.52%	0
2016	9.809500	9.465111	-3.51%	0
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.649215	28.427664	37.67%	0
2019	15.611824	20.649215	32.27%	0
2018	16.757900	15.611824	-6.84%	0
2017	13.605973	16.757900	23.17%	0
2016	13.755377	13.605973	-1.09%	0
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.488219	44.88%	0
153

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	31.877932	39.354667	23.45%	0
2019	25.012974	31.877932	27.45%	0
2018	29.795556	25.012974	-16.05%	0
2017	22.542262	29.795556	32.18%	0
2016	23.286101	22.542262	-3.19%	0
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.650673	9.636204	-0.15%	0
2019	8.999689	9.650673	7.23%	0
2018	9.725930	8.999689	-7.47%	0
2017	9.459972	9.725930	2.81%	0
2016	9.181504	9.459972	3.03%	0
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.001714	27.558293	10.23%	0
2019	19.575328	25.001714	27.72%	0
2018	21.974235	19.575328	-10.92%	0
2017	19.430843	21.974235	13.09%	0
2016	18.005939	19.430843	7.91%	0
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.553380	15.370787	5.62%	0
2019	12.005356	14.553380	21.22%	0
2018	14.010531	12.005356	-14.31%	0
2017	12.603156	14.010531	11.17%	0
2016	11.486580	12.603156	9.72%	0
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
154

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	32.669369	37.892499	15.99%	0
2019	26.715314	32.669369	22.29%	0
2018	30.807771	26.715314	-13.28%	0
2017	27.893861	30.807771	10.45%	0
2016	24.448184	27.893861	14.09%	0
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.981868	11.713833	17.35%	0
2019	8.046633	9.981868	24.05%	0
2018	10.318971	8.046633	-22.02%	0
2017	8.416718	10.318971	22.60%	0
2016	8.923071	8.416718	-5.67%	0
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.899339	16.449619	10.41%	0
2019	12.619661	14.899339	18.06%	0
2018	13.767871	12.619661	-8.34%	0
2017	12.005787	13.767871	14.68%	0
2016	12.708869	12.005787	-5.53%	0
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.220044	12.561464	2.79%	0
2019	11.335646	12.220044	7.80%	0
2018	11.946918	11.335646	-5.12%	0
2017	11.550252	11.946918	3.43%	0
2016	10.252867	11.550252	12.65%	0
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
155

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.635981	28.366443	44.46%	0
2019	14.682790	19.635981	33.73%	0
2018	15.156288	14.682790	-3.12%	0
2017	12.318346	15.156288	23.04%	0
2016	11.972628	12.318346	2.89%	0
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	24.119645	26.664786	10.55%	0
2019	20.346454	24.119645	18.54%	0
2018	20.900058	20.346454	-2.65%	0
2017	18.246431	20.900058	14.54%	0
2016	18.038899	18.246431	1.15%	0
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.736030	10.406796	6.89%	0
2019	9.189695	9.736030	5.95%	0
2018	9.603967	9.189695	-4.31%	0
2017	9.583912	9.603967	0.21%	0
2016	9.669737	9.583912	-0.89%	0
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	40.682637	54.839167	34.80%	0
2019	30.662478	40.682637	32.68%	0
2018	31.098270	30.662478	-1.40%	0
2017	24.672459	31.098270	26.04%	0
2016	24.961639	24.672459	-1.16%	0
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
156

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.593677	43.247148	46.14%	0
2019	21.077447	29.593677	40.40%	0
2018	21.548580	21.077447	-2.19%	0
2017	15.335909	21.548580	40.51%	0
2016	13.892532	15.335909	10.39%	0
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	23.643004	26.594411	12.48%	0
2019	19.246540	23.643004	22.84%	0
2018	23.397487	19.246540	-17.74%	0
2017	18.448097	23.397487	26.83%	0
2016	20.395030	18.448097	-9.55%	0
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.501065	9.093694	-4.29%	0
2019	8.295077	9.501065	14.54%	0
2018	10.507639	8.295077	-21.06%	0
2017	8.477909	10.507639	23.94%	0
2016	7.239378	8.477909	17.11%	0
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.009352	10.424823	4.15%	0
2019	9.523304	10.009352	5.10%	0
2018	9.926484	9.523304	-4.06%	0
2017	9.857031	9.926484	0.70%	0
2016*	10.000000	9.857031	-1.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	19.850519	28.018694	41.15%	0
2019	14.492854	19.850519	36.97%	0
2018	15.212845	14.492854	-4.73%	0
2017	12.419523	15.212845	22.49%	0
2016	11.773223	12.419523	5.49%	0
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
157

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.312451	28.332624	0.07%	0
2019	22.549541	28.312451	25.56%	0
2018	25.951000	22.549541	-13.11%	0
2017	22.807935	25.951000	13.78%	0
2016	20.675168	22.807935	10.32%	0
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.728892	12.014016	11.98%	0
2019*	10.000000	10.728892	7.29%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	18.766295	21.870381	16.54%	0
2019	15.404742	18.766295	21.82%	0
2018	17.604271	15.404742	-12.49%	0
2017	14.316616	17.604271	22.96%	0
2016	14.219455	14.316616	0.68%	0
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.155573	19.139867	18.47%	0
2019	11.938049	16.155573	35.33%	0
2018	12.245338	11.938049	-2.51%	0
2017	9.858811	12.245338	24.21%	0
2016	9.606865	9.858811	2.62%	0
2015*	10.000000	9.606865	-3.93%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.164844	31.65%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.473704	34.74%	0
158

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.278008	11.759404	4.27%	0
2019	10.516857	11.278008	7.24%	0
2018	10.949282	10.516857	-3.95%	0
2017	10.664130	10.949282	2.67%	0
2016	10.389807	10.664130	2.64%	0
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.040681	20.504431	2.31%	0
2019	18.105559	20.040681	10.69%	0
2018	20.094053	18.105559	-9.90%	0
2017	18.911554	20.094053	6.25%	0
2016	17.638473	18.911554	7.22%	0
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.943131	10.456900	-4.44%	0
2019	8.827375	10.943131	23.97%	0
2018	9.886738	8.827375	-10.71%	0
2017	9.060273	9.886738	9.12%	0
2016	8.127897	9.060273	11.47%	0
2015*	10.000000	8.127897	-18.72%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.637102	20.623218	10.66%	0
2019	15.502620	18.637102	20.22%	0
2018	17.230736	15.502620	-10.03%	0
2017	15.121911	17.230736	13.95%	0
2016	14.050173	15.121911	7.63%	0
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
159

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.096167	16.218365	46.16%	0
2019	8.615871	11.096167	28.79%	0
2018	10.666796	8.615871	-19.23%	0
2017	8.763417	10.666796	21.72%	0
2016	9.267441	8.763417	-5.44%	0
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.752447	17.104300	8.58%	0
2019	13.452211	15.752447	17.10%	0
2018	14.605094	13.452211	-7.89%	0
2017	13.008639	14.605094	12.27%	0
2016	12.308928	13.008639	5.68%	0
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.848752	10.427431	5.88%	0
2019	9.321202	9.848752	5.66%	0
2018	9.720417	9.321202	-4.11%	0
2017	9.713387	9.720417	0.07%	0
2016	9.759443	9.713387	-0.47%	0
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.438423	24.486306	25.97%	0
2019	14.876050	19.438423	30.67%	0
2018	16.943425	14.876050	-12.20%	0
2017	13.342748	16.943425	26.99%	0
2016	13.735591	13.342748	-2.86%	0
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
160

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	20.911674	30.715159	46.88%	0
2019	16.555425	20.911674	26.31%	0
2018	17.192163	16.555425	-3.70%	0
2017	13.874468	17.192163	23.91%	0
2016	13.120451	13.874468	5.75%	0
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	16.943531	18.575047	9.63%	0
2019	13.906975	16.943531	21.83%	0
2018	14.667543	13.906975	-5.19%	0
2017	12.406973	14.667543	18.22%	0
2016	11.518995	12.406973	7.71%	0
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.543628	12.654765	0.89%	0
2019	11.851551	12.543628	5.84%	0
2018	12.520116	11.851551	-5.34%	0
2017	12.143964	12.520116	3.10%	0
2016	11.528081	12.143964	5.34%	0
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.995853	26.669591	6.70%	0
2019	19.982676	24.995853	25.09%	0
2018	20.672371	19.982676	-3.34%	0
2017	17.730931	20.672371	16.59%	0
2016	16.451439	17.730931	7.78%	0
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
161

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	24.818630	24.867023	0.19%	0
2019	20.155938	24.818630	23.13%	0
2018	22.470112	20.155938	-10.30%	0
2017	19.691644	22.470112	14.11%	0
2016	17.273745	19.691644	14.00%	0
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.430409	11.583403	11.05%	0
2019	9.359684	10.430409	11.44%	0
2018	10.549553	9.359684	-11.28%	0
2017	9.186882	10.549553	14.83%	0
2016	9.201366	9.186882	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	13.776567	15.033889	9.13%	0
2019	11.463261	13.776567	20.18%	0
2018	13.249880	11.463261	-13.48%	0
2017	11.406943	13.249880	16.16%	0
2016	10.856750	11.406943	5.07%	0
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.363538	13.146790	6.34%	0
2019	10.976516	12.363538	12.64%	0
2018	12.076688	10.976516	-9.11%	0
2017	11.115828	12.076688	8.64%	0
2016	10.804563	11.115828	2.88%	0
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
162

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.314692	14.388867	8.07%	0
2019	11.421698	13.314692	16.57%	0
2018	12.830095	11.421698	-10.98%	0
2017	11.426433	12.830095	12.28%	0
2016	10.980884	11.426433	4.06%	0
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.828275	11.295170	4.31%	0
2019	10.092005	10.828275	7.30%	0
2018	10.689795	10.092005	-5.59%	0
2017	10.365989	10.689795	3.12%	0
2016	10.219745	10.365989	1.43%	0
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.149848	11.354785	1.84%	0
2019	10.101270	11.149848	10.38%	0
2018	11.206801	10.101270	-9.86%	0
2017	10.071169	11.206801	11.28%	0
2016	9.840296	10.071169	2.35%	0
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.599413	12.073281	4.09%	0
2019	10.366300	11.599413	11.90%	0
2018	11.508361	10.366300	-9.92%	0
2017	10.076535	11.508361	14.21%	0
2016	9.784764	10.076535	2.98%	0
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
163

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	12.881066	13.823173	7.31%	0
2019	11.245747	12.881066	14.54%	0
2018	12.486500	11.245747	-9.94%	0
2017	11.299640	12.486500	10.50%	0
2016	10.918289	11.299640	3.49%	0
2015	11.383151	10.918289	-4.08%	0
2014	11.228131	11.383151	1.38%	0
2013	9.830904	11.228131	14.21%	0
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.533515	14.729417	8.84%	0
2019	11.420337	13.533515	18.50%	0
2018	13.019041	11.420337	-12.28%	0
2017	11.372395	13.019041	14.48%	0
2016	10.901575	11.372395	4.32%	0
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.929719	12.613221	5.73%	0
2019	10.765347	11.929719	10.82%	0
2018	11.661449	10.765347	-7.68%	0
2017	10.945221	11.661449	6.54%	0
2016	10.649816	10.945221	2.77%	0
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.010949	13.267529	1.97%	0
2019	11.930544	13.010949	9.06%	0
2018	14.598672	11.930544	-18.28%	0
2017	12.269100	14.598672	18.99%	0
2016	12.514512	12.269100	-1.96%	0
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.707014	17.07%	0
164

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.977602	11.363594	3.52%	0
2019	10.416904	10.977602	5.38%	0
2018	10.820893	10.416904	-3.73%	0
2017	10.712607	10.820893	1.01%	0
2016	10.522007	10.712607	1.81%	0
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.708661	12.377797	5.71%	0
2019	11.019761	11.708661	6.25%	0
2018	11.536066	11.019761	-4.48%	0
2017	11.466042	11.536066	0.61%	0
2016	11.443980	11.466042	0.19%	0
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.307385	10.366982	0.58%	0
2019	9.974708	10.307385	3.34%	0
2018*	10.000000	9.974708	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.470496	28.998488	9.55%	0
2019	22.258303	26.470496	18.92%	0
2018	27.886537	22.258303	-20.18%	0
2017	20.365434	27.886537	36.93%	0
2016	19.542672	20.365434	4.21%	0
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	17.509318	17.996381	2.78%	0
2019	15.739863	17.509318	11.24%	0
2018	16.739873	15.739863	-5.97%	0
2017	16.172215	16.739873	3.51%	0
2016	14.611067	16.172215	10.68%	0
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
165

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.938650	10.221682	2.85%	0
2019	9.646424	9.938650	3.03%	0
2018	9.956371	9.646424	-3.11%	0
2017	10.059049	9.956371	-1.02%	0
2016	10.298243	10.059049	-2.32%	0
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.143246	6.942240	-2.81%	0
2019	7.239012	7.143246	-1.32%	0
2018	7.365582	7.239012	-1.72%	0
2017	7.564773	7.365582	-2.63%	0
2016	7.801511	7.564773	-3.03%	0
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.518831	8.893703	4.40%	0
2019	7.389244	8.518831	15.29%	0
2018	8.947616	7.389244	-17.42%	0
2017	7.261983	8.947616	23.21%	0
2016	7.442643	7.261983	-2.43%	0
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.269048	9.626804	3.86%	0
2019	7.888155	9.269048	17.51%	0
2018	9.476581	7.888155	-16.76%	0
2017	7.853117	9.476581	20.67%	0
2016	8.057344	7.853117	-2.53%	0
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
166

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.099278	25.265044	9.38%	0
2019	19.256010	23.099278	19.96%	0
2018	21.795425	19.256010	-11.65%	0
2017	18.980829	21.795425	14.83%	0
2016	17.883065	18.980829	6.14%	0
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.563764	16.508458	6.07%	0
2019	13.918111	15.563764	11.82%	0
2018	15.090314	13.918111	-7.77%	0
2017	14.004768	15.090314	7.75%	0
2016	13.587697	14.004768	3.07%	0
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	18.959828	20.517388	8.22%	0
2019	16.304919	18.959828	16.28%	0
2018	17.984629	16.304919	-9.34%	0
2017	16.156152	17.984629	11.32%	0
2016	15.465974	16.156152	4.46%	0
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.649400	12.052559	3.46%	0
2019	10.970085	11.649400	6.19%	0
2018	11.524992	10.970085	-4.81%	0
2017	11.247365	11.524992	2.47%	0
2016	11.125817	11.247365	1.09%	0
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
167

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.147034	11.299888	1.37%	0
2019	10.175087	11.147034	9.55%	0
2018	11.122787	10.175087	-8.52%	0
2017	10.060102	11.122787	10.56%	0
2016	9.815428	10.060102	2.49%	0
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.672136	12.032254	3.09%	0
2019	10.446394	11.672136	11.73%	0
2018	11.471489	10.446394	-8.94%	0
2017	10.115365	11.471489	13.41%	0
2016	9.754640	10.115365	3.70%	0
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.507368	18.729309	6.98%	0
2019	15.336577	17.507368	14.15%	0
2018	16.774705	15.336577	-8.57%	0
2017	15.320368	16.774705	9.49%	0
2016	14.747530	15.320368	3.88%	0
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.897830	22.758378	8.90%	0
2019	17.693082	20.897830	18.11%	0
2018	19.781480	17.693082	-10.56%	0
2017	17.485485	19.781480	13.13%	0
2016	16.624001	17.485485	5.18%	0
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
168

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.507016	15.267495	5.24%	0
2019	13.185530	14.507016	10.02%	0
2018	14.130052	13.185530	-6.68%	0
2017	13.344088	14.130052	5.89%	0
2016	13.020136	13.344088	2.49%	0
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.349107	10.748365	3.86%	0
2019*	10.000000	10.349107	3.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.646330	11.948404	12.23%	0
2019*	10.000000	10.646330	6.46%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	18.917297	23.827401	25.96%	0
2019	14.984271	18.917297	26.25%	0
2018	15.994388	14.984271	-6.32%	0
2017	12.700901	15.994388	25.93%	0
2016	12.843726	12.700901	-1.11%	0
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.931167	12.387605	3.83%	0
2019	10.344176	11.931167	15.34%	0
2018	11.211961	10.344176	-7.74%	0
2017	9.836886	11.211961	13.98%	0
2016	9.346545	9.836886	5.25%	0
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.728957	14.239467	3.72%	0
2019	11.608850	13.728957	18.26%	0
2018	12.292727	11.608850	-5.56%	0
2017	10.417856	12.292727	18.00%	0
2016	9.763843	10.417856	6.70%	0
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
169

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	32.325965	37.147022	14.91%	0
2019	24.278701	32.325965	33.15%	0
2018	25.438947	24.278701	-4.56%	0
2017	20.647533	25.438947	23.21%	0
2016	20.610086	20.647533	0.18%	0
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	24.938067	24.514119	-1.70%	0
2019	20.304581	24.938067	22.82%	0
2018	23.138509	20.304581	-12.25%	0
2017	22.007261	23.138509	5.14%	0
2016	18.881193	22.007261	16.56%	0
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.740040	17.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.359977	36.584266	9.67%	0
2019	27.384776	33.359977	21.82%	0
2018	31.881011	27.384776	-14.10%	0
2017	28.399575	31.881011	12.26%	0
2016	24.349807	28.399575	16.63%	0
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.540115	17.768745	-4.16%	0
2019	15.441179	18.540115	20.07%	0
2018	18.343074	15.441179	-15.82%	0
2017	16.618502	18.343074	10.38%	0
2016	14.575363	16.618502	14.02%	0
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
170

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.500129	33.377009	36.23%	0
2019	18.666935	24.500129	31.25%	0
2018	20.981819	18.666935	-11.03%	0
2017	17.360884	20.981819	20.86%	0
2016	16.570251	17.360884	4.77%	0
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	26.865492	27.335759	1.75%	0
2019	23.346846	26.865492	15.07%	0
2018	29.062470	23.346846	-19.67%	0
2017	27.561537	29.062470	5.45%	0
2016	22.629573	27.561537	21.79%	0
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	28.905128	34.288765	18.63%	0
2019	23.784186	28.905128	21.53%	0
2018	28.149831	23.784186	-15.51%	0
2017	25.647465	28.149831	9.76%	0
2016	21.585638	25.647465	18.82%	0
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.039179	18.733230	9.94%	0
2019	13.721305	17.039179	24.18%	0
2018	14.901792	13.721305	-7.92%	0
2017	12.318881	14.901792	20.97%	0
2016	11.189784	12.318881	10.09%	0
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
171

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	17.729669	19.481494	9.88%	0
2019	14.508413	17.729669	22.20%	0
2018	15.901799	14.508413	-8.76%	0
2017	13.856005	15.901799	14.76%	0
2016	12.978657	13.856005	6.76%	0
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.471470	13.230430	-8.58%	0
2019	11.442826	14.471470	26.47%	0
2018	12.304173	11.442826	-7.00%	0
2017	11.955587	12.304173	2.92%	0
2016	11.504750	11.955587	3.92%	0
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.416318	21.041989	14.26%	0
2019	14.518191	18.416318	26.85%	0
2018	15.744951	14.518191	-7.79%	0
2017	13.395515	15.744951	17.54%	0
2016	12.402296	13.395515	8.01%	0
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.729665	8.703094	-0.30%	0
2019	8.650699	8.729665	0.91%	0
2018	8.851757	8.650699	-2.27%	0
2017	8.987525	8.851757	-1.51%	0
2016	9.044133	8.987525	-0.63%	0
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
172

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.682352	18.141384	15.68%	0
2019	12.944640	15.682352	21.15%	0
2018	15.063104	12.944640	-14.06%	0
2017	13.606058	15.063104	10.71%	0
2016	11.609739	13.606058	17.20%	0
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	18.897446	29.405781	55.61%	0
2019	14.244495	18.897446	32.66%	0
2018	15.809688	14.244495	-9.90%	0
2017	12.786289	15.809688	23.65%	0
2016	12.434419	12.786289	2.83%	0
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	34.314793	46.479676	35.45%	0
2019	26.716428	34.314793	28.44%	0
2018	29.496577	26.716428	-9.43%	0
2017	24.422615	29.496577	20.78%	0
2016	24.182416	24.422615	0.99%	0
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	7.907895	7.931812	0.30%	0
2019	7.866635	7.907895	0.52%	0
2018	8.033487	7.866635	-2.08%	0
2017	8.212329	8.033487	-2.18%	0
2016	8.367936	8.212329	-1.86%	0
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
173

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.852769	31.126705	15.92%	0
2019	22.002134	26.852769	22.05%	0
2018	24.077120	22.002134	-8.62%	0
2017	20.967873	24.077120	14.83%	0
2016	19.684339	20.967873	6.52%	0
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.439857	10.921875	4.62%	0
2019	9.636576	10.439857	8.34%	0
2018	10.514202	9.636576	-8.35%	0
2017	9.564370	10.514202	9.93%	0
2016	8.736845	9.564370	9.47%	0
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.870946	11.232847	3.33%	0
2019	9.779933	10.870946	11.16%	0
2018	10.600859	9.779933	-7.74%	0
2017	9.959379	10.600859	6.44%	0
2016	9.072995	9.959379	9.77%	0
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.997008	10.725487	7.29%	0
2019	9.644351	9.997008	3.66%	0
2018	10.371950	9.644351	-7.02%	0
2017	9.660329	10.371950	7.37%	0
2016	9.682275	9.660329	-0.23%	0
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
174

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.598839	9.574983	-0.25%	0
2019	9.527005	9.598839	0.75%	0
2018	9.805131	9.527005	-2.84%	0
2017	9.987673	9.805131	-1.83%	0
2016	10.168315	9.987673	-1.78%	0
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.704414	9.609809	-0.97%	0
2019	9.746905	9.704414	-0.44%	0
2018	9.913761	9.746905	-1.68%	0
2017	9.994396	9.913761	-0.81%	0
2016*	10.000000	9.994396	-0.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.002898	10.525141	5.22%	0
2019	9.531493	10.002898	4.95%	0
2018	9.895849	9.531493	-3.68%	0
2017	9.737248	9.895849	1.63%	0
2016	9.789800	9.737248	-0.54%	0
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.127973	23.033895	34.48%	0
2019	12.919669	17.127973	32.57%	0
2018	13.018670	12.919669	-0.76%	0
2017	10.257019	13.018670	26.92%	0
2016*	10.000000	10.257019	2.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.028773	17.419476	8.68%	0
2019	13.210196	16.028773	21.34%	0
2018	16.848957	13.210196	-21.60%	0
2017	13.728234	16.848957	22.73%	0
2016	14.515090	13.728234	-5.42%	0
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.344219	33.44%	0
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Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.483647	12.805072	2.57%	0
2019	9.874075	12.483647	26.43%	0
2018	11.131499	9.874075	-11.30%	0
2017*	10.000000	11.131499	11.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	37.351918	46.812266	25.33%	0
2019	29.951762	37.351918	24.71%	0
2018	30.637124	29.951762	-2.24%	0
2017	24.820266	30.637124	23.44%	0
2016	28.671500	24.820266	-13.43%	0
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.081717	5.854299	15.20%	0
2019	4.699010	5.081717	8.14%	0
2018	6.772876	4.699010	-30.62%	0
2017	7.125789	6.772876	-4.95%	0
2016	5.124559	7.125789	39.05%	0
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.223431	6.031963	15.48%	0
2019	4.816117	5.223431	8.46%	0
2018	6.927623	4.816117	-30.48%	0
2017	7.268338	6.927623	-4.69%	0
2016	5.216266	7.268338	39.34%	0
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.666193	10.180467	-4.55%	0
2019*	10.000000	10.666193	6.66%	0
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Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.416649	43.471079	52.98%	0
2019	23.480630	28.416649	21.02%	0
2018	23.910820	23.480630	-1.80%	0
2017	19.593962	23.910820	22.03%	0
2016	18.755685	19.593962	4.47%	0
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Taxation of Lifetime Withdrawals Under the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as Enhanced CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
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Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
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Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
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If the Contract Owner purchases the Enhanced CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
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(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
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•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America® America’s FUTURE Annuity® II
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.616642	14.114290	3.65%	946
2019	11.953286	13.616642	13.92%	0
2018	13.052099	11.953286	-8.42%	2,897
2017	11.549310	13.052099	13.01%	3,985
2016	11.302851	11.549310	2.18%	2,142
2015	11.584949	11.302851	-2.44%	4,339
2014	11.246597	11.584949	3.01%	6,095
2013	10.164498	11.246597	10.65%	6,004
2012*	10.000000	10.164498	1.64%	1,271
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	37.256095	37.738278	1.29%	20,320
2019	30.490372	37.256095	22.19%	23,312
2018	32.761968	30.490372	-6.93%	27,273
2017	27.945034	32.761968	17.24%	29,479
2016	25.451675	27.945034	9.80%	33,382
2015	25.385604	25.451675	0.26%	39,113
2014	23.497898	25.385604	8.03%	43,119
2013	17.661595	23.497898	33.05%	41,461
2012	15.239557	17.661595	15.89%	48,848
2011	14.534214	15.239557	4.85%	56,562
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.850860	8.942506	1.04%	281
2019	7.666634	8.850860	15.45%	2,642
2018*	10.000000	7.666634	-23.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	46.083112	46.944042	1.87%	61,704
2019	38.881036	46.083112	18.52%	59,281
2018	46.438955	38.881036	-16.27%	66,546
2017	41.628464	46.438955	11.56%	77,057
2016	33.745167	41.628464	23.36%	84,595
2015	36.198936	33.745167	-6.78%	100,759
2014	33.613007	36.198936	7.69%	113,744
2013	24.705828	33.613007	36.05%	124,579
2012	21.097393	24.705828	17.10%	129,980
2011	23.356111	21.097393	-9.67%	154,676

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.984262	16.227156	8.29%	626,691
2019	13.919413	14.984262	7.65%	718,900
2018	14.490699	13.919413	-3.94%	832,172
2017	14.139658	14.490699	2.48%	889,215
2016	13.702519	14.139658	3.19%	982,202
2015	14.212713	13.702519	-3.59%	1,160,596
2014	13.918761	14.212713	2.11%	1,405,799
2013	15.385268	13.918761	-9.53%	1,350,447
2012	14.494173	15.385268	6.15%	1,552,332
2011	13.121239	14.494173	10.46%	1,575,565
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	35.404702	39.004117	10.17%	20,718
2019	28.943109	35.404702	22.33%	23,557
2018	31.551367	28.943109	-8.27%	25,805
2017	26.532103	31.551367	18.92%	27,253
2016	23.710326	26.532103	11.90%	27,521
2015	25.503376	23.710326	-7.03%	29,810
2014	22.967802	25.503376	11.04%	31,006
2013	17.149681	22.967802	33.93%	33,373
2012	15.158178	17.149681	13.14%	44,474
2011	14.908262	15.158178	1.68%	58,958
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	34.328318	34.310264	-0.05%	185,648
2019	26.922118	34.328318	27.51%	219,338
2018	31.293423	26.922118	-13.97%	246,292
2017	28.399743	31.293423	10.19%	298,931
2016	23.410849	28.399743	21.31%	368,481
2015	24.063288	23.410849	-2.71%	371,645
2014	20.942467	24.063288	14.90%	398,710
2013	16.309491	20.942467	28.41%	443,051
2012	14.196027	16.309491	14.89%	470,675
2011	14.482922	14.196027	-1.98%	447,935
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	37.351307	37.228468	-0.33%	323
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.874779	12.561333	5.78%	110,309
2019	10.458541	11.874779	13.54%	134,951
2018	10.895606	10.458541	-4.01%	50,532
2017	10.293399	10.895606	5.85%	49,494
2016	9.229679	10.293399	11.52%	26,803
2015*	10.000000	9.229679	-7.70%	9,783

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.727432	11.509991	7.29%	90,544
2019	9.942756	10.727432	7.89%	76,017
2018	10.132159	9.942756	-1.87%	72,076
2017	9.931291	10.132159	2.02%	66,050
2016	9.805385	9.931291	1.28%	56,755
2015*	10.000000	9.805385	-1.95%	23,833
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.893893	15.248256	2.38%	55,963
2019	11.821013	14.893893	26.00%	60,243
2018	12.917289	11.821013	-8.49%	51,984
2017	11.217354	12.917289	15.15%	68,074
2016	9.777334	11.217354	14.73%	56,937
2015*	10.000000	9.777334	-2.23%	26,255
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.568839	22.156464	19.32%	128,186
2019	15.952447	18.568839	16.40%	156,524
2018	17.462522	15.952447	-8.65%	230,693
2017	15.535481	17.462522	12.40%	250,063
2016	15.139654	15.535481	2.61%	323,644
2015	15.470652	15.139654	-2.14%	361,589
2014	15.353952	15.470652	0.76%	386,264
2013	13.575527	15.353952	13.10%	336,564
2012	12.489067	13.575527	8.70%	362,689
2011	13.111331	12.489067	-4.75%	358,880
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.431767	14.318976	6.61%	30,640
2019	11.337033	13.431767	18.48%	44,083
2018	13.603470	11.337033	-16.66%	47,347
2017	11.962136	13.603470	13.72%	53,755
2016	10.504113	11.962136	13.88%	56,006
2015	10.900598	10.504113	-3.64%	113,990
2014*	10.000000	10.900598	9.01%	32,904
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	51.787051	56.636901	9.36%	128,479
2019	42.867476	51.787051	20.81%	149,404
2018	47.645408	42.867476	-10.03%	165,841
2017	42.879658	47.645408	11.11%	188,722
2016	34.501040	42.879658	24.29%	231,881
2015	35.734867	34.501040	-3.45%	244,395
2014	34.389346	35.734867	3.91%	270,258
2013	24.723264	34.389346	39.10%	307,918
2012	21.609807	24.723264	14.41%	357,143
2011	21.738352	21.609807	-0.59%	405,770

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	41.450474	48.231592	16.36%	304,558
2019	32.048129	41.450474	29.34%	358,105
2018	34.077341	32.048129	-5.95%	421,514
2017	28.439917	34.077341	19.82%	525,254
2016	25.816234	28.439917	10.16%	577,215
2015	25.891724	25.816234	-0.29%	681,280
2014	23.158254	25.891724	11.80%	764,770
2013	17.787890	23.158254	30.19%	937,568
2012	15.583821	17.787890	14.14%	1,144,606
2011	15.513376	15.583821	0.45%	1,310,315
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	37.000972	45.126989	21.96%	100,156
2019	27.567342	37.000972	34.22%	122,026
2018	30.022263	27.567342	-8.18%	158,308
2017	23.912056	30.022263	25.55%	185,402
2016	22.473903	23.912056	6.40%	215,054
2015	23.369551	22.473903	-3.83%	290,709
2014	21.925375	23.369551	6.59%	319,876
2013	18.357321	21.925375	19.44%	468,207
2012	16.861989	18.357321	8.87%	578,711
2011	15.686839	16.861989	7.49%	451,833
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	27.272559	32.236691	18.20%	8,555
2019	22.709359	27.272559	20.09%	9,248
2018	28.465391	22.709359	-20.22%	11,098
2017	23.153002	28.465391	22.94%	11,765
2016	20.054628	23.153002	15.45%	14,003
2015	20.812911	20.054628	-3.64%	14,738
2014	20.780409	20.812911	0.16%	17,984
2013	14.183132	20.780409	46.51%	19,910
2012	11.933275	14.183132	18.85%	33,034
2011	14.046592	11.933275	-15.05%	44,413
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.167608	11.735378	5.08%	19,854
2019	9.695584	11.167608	15.18%	17,461
2018	10.217584	9.695584	-5.11%	888
2017*	10.000000	10.217584	2.18%	1,435
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.541952	16.962775	-3.30%	58,874
2019	13.894548	17.541952	26.25%	56,407
2018	16.924868	13.894548	-17.90%	59,634
2017	15.319916	16.924868	10.48%	63,419
2016	11.822522	15.319916	29.58%	64,838
2015	12.786348	11.822522	-7.54%	66,997
2014	12.246999	12.786348	4.40%	49,466
2013*	10.000000	12.246999	22.47%	24,845

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.292869	11.386181	0.83%	88,917
2019	10.669004	11.292869	5.85%	164,298
2018	10.803087	10.669004	-1.24%	210,334
2017	10.564739	10.803087	2.26%	158,590
2016	9.809744	10.564739	7.70%	227,022
2015	10.023323	9.809744	-2.13%	115,897
2014	10.082244	10.023323	-0.58%	51,711
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.738809	10.690339	-0.45%	18,097
2019	9.059504	10.738809	18.54%	15,361
2018*	10.000000	9.059504	-9.40%	15,257
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.792301	16.837684	6.62%	138,227
2019	14.634189	15.792301	7.91%	159,520
2018	14.922281	14.634189	-1.93%	193,182
2017	14.549891	14.922281	2.56%	232,433
2016	14.216606	14.549891	2.34%	237,038
2015	14.445469	14.216606	-1.58%	274,425
2014	14.117600	14.445469	2.32%	323,703
2013	14.175452	14.117600	-0.41%	344,777
2012	13.103008	14.175452	8.18%	410,905
2011	12.996350	13.103008	0.82%	451,457
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.540294	13.636299	29.37%	15,309
2019	8.253444	10.540294	27.71%	4,036
2018*	10.000000	8.253444	-17.47%	1,811
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	19.379610	21.501624	10.95%	353,495
2019	16.937448	19.379610	14.42%	354,285
2018	17.898356	16.937448	-5.37%	384,047
2017	16.051874	17.898356	11.50%	494,055
2016	15.431036	16.051874	4.02%	526,865
2015	15.693791	15.431036	-1.67%	550,746
2014	15.234807	15.693791	3.01%	508,155
2013	13.615311	15.234807	11.89%	615,783
2012	12.344227	13.615311	10.30%	658,823
2011	12.541130	12.344227	-1.57%	647,278

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	21.172126	24.009621	13.40%	1,361,071
2019	17.866719	21.172126	18.50%	1,576,095
2018	19.245467	17.866719	-7.16%	1,722,288
2017	16.745796	19.245467	14.93%	1,964,367
2016	16.011015	16.745796	4.59%	2,081,729
2015	16.271976	16.011015	-1.60%	2,238,780
2014	15.738060	16.271976	3.39%	2,206,195
2013	13.768453	15.738060	14.31%	2,271,766
2012	12.318852	13.768453	11.77%	1,999,929
2011	12.618539	12.318852	-2.37%	1,908,281
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	23.355635	26.929512	15.30%	190,241
2019	19.037076	23.355635	22.68%	181,576
2018	20.946970	19.037076	-9.12%	165,708
2017	17.556772	20.946970	19.31%	188,136
2016	16.696269	17.556772	5.15%	197,230
2015	16.980427	16.696269	-1.67%	204,024
2014	16.400060	16.980427	3.54%	172,714
2013	13.665277	16.400060	20.01%	174,441
2012	12.002448	13.665277	13.85%	146,534
2011	12.495314	12.002448	-3.94%	114,401
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.894579	16.773917	20.72%	196,356
2019	11.325144	13.894579	22.69%	202,107
2018	11.990118	11.325144	-5.55%	135,988
2017	10.445752	11.990118	14.78%	17,861
2016*	10.000000	10.445752	4.46%	8,690
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	47.263088	60.845024	28.74%	8,382
2019	36.421946	47.263088	29.77%	4,413
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	14.193962	9.417095	-33.65%	240,501
2019	13.074633	14.193962	8.56%	286,882
2018	17.582386	13.074633	-25.64%	301,151
2017	18.294076	17.582386	-3.89%	324,518
2016	13.861733	18.294076	31.98%	341,456
2015	17.694870	13.861733	-21.66%	381,804
2014	20.520501	17.694870	-13.77%	405,609
2013	16.721636	20.520501	22.72%	541,779
2012	16.151935	16.721636	3.53%	661,106
2011	17.235639	16.151935	-6.29%	718,439

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	33.550948	35.301156	5.22%	461,697
2019	26.702890	33.550948	25.65%	531,151
2018	29.536986	26.702890	-9.60%	601,611
2017	26.524303	29.536986	11.36%	676,152
2016	22.795194	26.524303	16.36%	778,824
2015	24.081035	22.795194	-5.34%	882,104
2014	22.456933	24.081035	7.23%	945,804
2013	17.772487	22.456933	26.36%	1,054,523
2012	15.360050	17.772487	15.71%	1,156,778
2011	15.437284	15.360050	-0.50%	1,310,620
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.952439	15.902912	6.36%	20,221
2019	11.664359	14.952439	28.19%	14,096
2018	12.995431	11.664359	-10.24%	26,477
2017	11.273485	12.995431	15.27%	23,627
2016*	10.000000	11.273485	12.73%	6,098
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	47.266231	67.070657	41.90%	228,587
2019	35.689890	47.266231	32.44%	262,776
2018	36.264168	35.689890	-1.58%	330,968
2017	27.210940	36.264168	33.27%	376,852
2016	27.376076	27.210940	-0.60%	444,828
2015	25.905931	27.376076	5.67%	550,485
2014	23.607433	25.905931	9.74%	523,238
2013	17.560229	23.607433	34.44%	448,388
2012	15.528478	17.560229	13.08%	500,563
2011	15.713867	15.528478	-1.18%	553,002
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	16.198752	17.479763	7.91%	1,223,870
2019	14.978593	16.198752	8.15%	1,300,106
2018	15.274047	14.978593	-1.93%	1,574,969
2017	14.858137	15.274047	2.80%	1,737,707
2016	14.386323	14.858137	3.28%	1,841,410
2015	14.678405	14.386323	-1.99%	2,001,416
2014	14.059340	14.678405	4.40%	2,333,462
2013	14.523213	14.059340	-3.19%	2,436,403
2012	13.912926	14.523213	4.39%	2,594,965
2011	13.149276	13.912926	5.81%	2,758,095

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	50.701790	59.073635	16.51%	361,366
2019	41.642186	50.701790	21.76%	421,390
2018	49.431752	41.642186	-15.76%	460,175
2017	41.485406	49.431752	19.15%	519,323
2016	37.495992	41.485406	10.64%	600,467
2015	38.560249	37.495992	-2.76%	681,466
2014	36.789783	38.560249	4.81%	776,632
2013	27.392178	36.789783	34.31%	858,560
2012	24.189033	27.392178	13.24%	1,016,130
2011	27.448841	24.189033	-11.88%	1,232,684
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	29.881564	34.067124	14.01%	132,192
2019	23.709025	29.881564	26.03%	148,342
2018	28.238290	23.709025	-16.04%	163,889
2017	21.975804	28.238290	28.50%	194,033
2016	23.467075	21.975804	-6.35%	239,426
2015	22.982464	23.467075	2.11%	270,567
2014	25.353374	22.982464	-9.35%	18,940
2013	19.704173	25.353374	28.67%	25,391
2012	16.559384	19.704173	18.99%	27,916
2011	20.265788	16.559384	-18.29%	31,762
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	14.083572	12.976251	-7.86%	10,349
2019	11.588046	14.083572	21.54%	11,588
2018	12.532586	11.588046	-7.54%	8,376
2017	12.217219	12.532586	2.58%	1,574
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	42.739247	45.636174	6.78%	20,819
2019	32.242243	42.739247	32.56%	22,550
2018	39.537976	32.242243	-18.45%	30,070
2017	33.586558	39.537976	17.72%	33,792
2016	31.093245	33.586558	8.02%	37,854
2015	32.491592	31.093245	-4.30%	42,530
2014	30.859675	32.491592	5.29%	49,507
2013	23.980303	30.859675	28.69%	59,723
2012	19.092565	23.980303	25.60%	70,187
2011	21.233217	19.092565	-10.08%	85,930

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.540316	17.165543	10.46%	25,265
2019	13.116311	15.540316	18.48%	32,079
2018	14.686860	13.116311	-10.69%	32,024
2017	13.267937	14.686860	10.69%	37,022
2016	11.858820	13.267937	11.88%	38,264
2015	12.791557	11.858820	-7.29%	50,228
2014	12.582030	12.791557	1.67%	84,832
2013	10.283833	12.582030	22.35%	72,943
2012	9.020633	10.283833	14.00%	55,850
2011	9.268258	9.020633	-2.67%	65,394
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.951450	18.863464	-0.46%	344,976
2019	16.519149	18.951450	14.72%	418,550
2018	17.464056	16.519149	-5.41%	474,371
2017	16.108477	17.464056	8.42%	543,480
2016	14.291261	16.108477	12.72%	623,830
2015	15.554820	14.291261	-8.12%	709,020
2014	15.041481	15.554820	3.41%	842,481
2013	13.354649	15.041481	12.63%	824,911
2012	11.992969	13.354649	11.35%	817,735
2011	11.849673	11.992969	1.21%	875,435
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	41.046820	47.054658	14.64%	130,717
2019	32.131629	41.046820	27.75%	162,769
2018	34.245426	32.131629	-6.17%	185,499
2017	28.735102	34.245426	19.18%	202,847
2016	25.049885	28.735102	14.71%	242,194
2015	26.300762	25.049885	-4.76%	263,610
2014	24.472041	26.300762	7.47%	304,413
2013	19.089239	24.472041	28.20%	362,891
2012	17.248603	19.089239	10.67%	396,779
2011	16.461351	17.248603	4.78%	453,722
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	46.933333	48.800905	3.98%	180,570
2019	37.578202	46.933333	24.90%	190,569
2018	43.636823	37.578202	-13.88%	215,855
2017	39.893682	43.636823	9.38%	253,727
2016	30.998703	39.893682	28.69%	302,643
2015	33.860639	30.998703	-8.45%	348,795
2014	34.060063	33.860639	-0.59%	390,960
2013	25.291090	34.060063	34.67%	445,946
2012	21.612003	25.291090	17.02%	509,560
2011	22.717145	21.612003	-4.86%	602,046

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.489533	14.467431	15.84%	138,958
2019	9.972487	12.489533	25.24%	155,707
2018	11.981708	9.972487	-16.77%	175,642
2017	8.632409	11.981708	38.80%	201,900
2016	7.435653	8.632409	16.09%	185,236
2015	9.356320	7.435653	-20.53%	224,012
2014*	10.000000	9.356320	-6.44%	247,637
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	23.908784	23.360158	-2.29%	176,034
2019	21.493963	23.908784	11.23%	189,453
2018	25.716632	21.493963	-16.42%	215,966
2017	22.293498	25.716632	15.35%	245,820
2016	21.042314	22.293498	5.95%	309,336
2015	22.765198	21.042314	-7.57%	344,825
2014	25.914836	22.765198	-12.15%	348,830
2013	21.319111	25.914836	21.56%	24,797
2012	18.241701	21.319111	16.87%	28,111
2011	20.649570	18.241701	-11.66%	32,248
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.685128	9.068134	-6.37%	343,031
2019	9.604466	9.685128	0.84%	440,152
2018	9.532101	9.604466	0.76%	528,438
2017	9.460508	9.532101	0.76%	651,839
2016	9.297078	9.460508	1.76%	708,161
2015	9.828317	9.297078	-5.41%	863,789
2014	9.763677	9.828317	0.66%	1,098,830
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.260099	13.646781	2.92%	463
2019	11.983907	13.260099	10.65%	18,051
2018	12.673601	11.983907	-5.44%	2
2017	11.334512	12.673601	11.81%	2
2016	10.989354	11.334512	3.14%	2
2015	11.803858	10.989354	-6.90%	2
2014	11.487935	11.803858	2.75%	583
2013	10.233283	11.487935	12.26%	8,683
2012*	10.000000	10.233283	2.33%	2
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.128138	10.684400	5.49%	0
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.144676	10.768903	6.15%	18,643
2019	9.772763	10.144676	3.81%	21,572
2018	10.415636	9.772763	-6.17%	22,378
2017	10.163024	10.415636	2.49%	39,076
2016	10.330904	10.163024	-1.63%	41,912
2015	10.261380	10.330904	0.68%	99,796
2014	9.918609	10.261380	3.46%	208,190
2013*	10.000000	9.918609	-0.81%	5,231
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.966697	33.640781	40.36%	41,476
2019	17.771847	23.966697	34.86%	47,324
2018	18.707540	17.771847	-5.00%	49,545
2017	14.898027	18.707540	25.57%	55,431
2016	14.772922	14.898027	0.85%	59,200
2015	14.267087	14.772922	3.55%	81,260
2014	13.343116	14.267087	6.92%	65,509
2013	9.655742	13.343116	38.19%	66,901
2012*	10.000000	9.655742	-3.44%	78,504
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.677256	46.77%	133,689
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	47.212400	59.427634	25.87%	215,580
2019	36.333309	47.212400	29.94%	251,070
2018	42.442950	36.333309	-14.39%	286,325
2017	31.495987	42.442950	34.76%	323,635
2016	31.911521	31.495987	-1.30%	366,433
2015	31.139232	31.911521	2.48%	412,414
2014	30.866879	31.139232	0.88%	456,587
2013	24.589040	30.866879	25.53%	50,189
2012	20.566853	24.589040	19.56%	57,081
2011	22.745144	20.566853	-9.58%	71,766
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.093753	11.294273	1.81%	70,234
2019	10.146640	11.093753	9.33%	104,343
2018	10.753467	10.146640	-5.64%	115,382
2017	10.258954	10.753467	4.82%	148,812
2016	9.766136	10.258954	5.05%	168,915
2015	10.132234	9.766136	-3.61%	188,948
2014	10.000942	10.132234	1.31%	165,465
2013	10.154557	10.000942	-1.51%	200,038
2012*	10.000000	10.154557	1.55%	169,829

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	37.503296	42.148527	12.39%	354,489
2019	28.799363	37.503296	30.22%	412,737
2018	31.703444	28.799363	-9.16%	482,859
2017	27.496938	31.703444	15.30%	580,549
2016	24.992254	27.496938	10.02%	637,564
2015	24.521168	24.992254	1.92%	725,157
2014	22.469491	24.521168	9.13%	826,511
2013	17.293862	22.469491	29.93%	900,970
2012	15.003542	17.293862	15.27%	952,975
2011	15.225622	15.003542	-1.46%	1,080,849
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.888278	18.186548	7.69%	4,845
2019	13.663723	16.888278	23.60%	16,008
2018	15.637469	13.663723	-12.62%	15,871
2017	13.797174	15.637469	13.34%	17,260
2016	12.333799	13.797174	11.86%	18,290
2015	13.035277	12.333799	-5.38%	13,057
2014	12.659081	13.035277	2.97%	12,625
2013	9.968791	12.659081	26.99%	6,290
2012*	10.000000	9.968791	-0.31%	3,575
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	49.825481	58.923665	18.26%	96,940
2019	39.961755	49.825481	24.68%	111,813
2018	45.191918	39.961755	-11.57%	128,373
2017	40.133466	45.191918	12.60%	155,147
2016	34.501906	40.133466	16.32%	179,016
2015	37.168245	34.501906	-7.17%	200,228
2014	33.675868	37.168245	10.37%	216,382
2013	24.226087	33.675868	39.01%	216,041
2012	20.828212	24.226087	16.31%	208,544
2011	21.584374	20.828212	-3.50%	239,866
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.142865	13.332437	19.65%	83,903
2019	8.809953	11.142865	26.48%	97,303
2018	11.079236	8.809953	-20.48%	103,287
2017	8.863738	11.079236	25.00%	152,910
2016	9.216847	8.863738	-3.83%	97,833
2015	9.043192	9.216847	1.92%	84,023
2014*	10.000000	9.043192	-9.57%	45,816

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.326673	20.630009	12.57%	78,279
2019	15.224312	18.326673	20.38%	98,985
2018	16.288345	15.224312	-6.53%	115,594
2017	13.931596	16.288345	16.92%	140,401
2016	14.464707	13.931596	-3.69%	169,793
2015	15.965561	14.464707	-9.40%	241,517
2014	17.048949	15.965561	-6.35%	381,159
2013	13.783255	17.048949	23.69%	451,285
2012	11.700313	13.783255	17.80%	481,697
2011	12.755306	11.700313	-8.27%	545,519
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.180108	14.861945	4.81%	70,328
2019	12.901090	14.180108	9.91%	115,188
2018	13.334010	12.901090	-3.25%	142,053
2017	12.644255	13.334010	5.46%	175,930
2016	11.008964	12.644255	14.85%	162,436
2015	11.911916	11.008964	-7.58%	291,511
2014	11.825257	11.911916	0.73%	443,727
2013	10.826150	11.825257	9.23%	545,619
2012*	10.000000	10.826150	8.26%	245,569
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.785994	33.561355	47.29%	52,557
2019	16.710824	22.785994	36.35%	51,378
2018	16.916186	16.710824	-1.21%	67,049
2017	13.485385	16.916186	25.44%	62,267
2016	12.855627	13.485385	4.90%	71,017
2015	13.803004	12.855627	-6.86%	102,448
2014	12.944900	13.803004	6.63%	94,918
2013	10.078253	12.944900	28.44%	88,876
2012*	10.000000	10.078253	0.78%	24,062
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	35.221411	39.700905	12.72%	32,376
2019	29.140569	35.221411	20.87%	34,038
2018	29.354822	29.140569	-0.73%	39,113
2017	25.136786	29.354822	16.78%	40,469
2016	24.374565	25.136786	3.13%	44,321
2015	24.557325	24.374565	-0.74%	51,892
2014	22.952139	24.557325	6.99%	54,951
2013	19.381125	22.952139	18.43%	60,044
2012	17.294055	19.381125	12.07%	63,222
2011	17.260958	17.294055	0.19%	69,908

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.659357	11.616936	8.98%	132,681
2019	9.867861	10.659357	8.02%	78,979
2018	10.113382	9.867861	-2.43%	96,566
2017	9.898828	10.113382	2.17%	85,199
2016	9.796037	9.898828	1.05%	85,736
2015*	10.000000	9.796037	-2.04%	73,019
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	60.185942	82.717557	37.44%	152,267
2019	44.490404	60.185942	35.28%	190,130
2018	44.250304	44.490404	0.54%	217,779
2017	34.434579	44.250304	28.51%	265,388
2016	34.170332	34.434579	0.77%	308,432
2015	30.881449	34.170332	10.65%	342,112
2014	28.801846	30.881449	7.22%	376,588
2013	22.261226	28.801846	29.38%	461,001
2012	18.182690	22.261226	22.43%	568,090
2011	19.765890	18.182690	-8.01%	623,751
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	34.346541	51.175347	49.00%	128,889
2019	23.992662	34.346541	43.15%	121,957
2018	24.054667	23.992662	-0.26%	104,600
2017	16.791786	24.054667	43.25%	110,660
2016	14.919967	16.791786	12.55%	83,076
2015	14.423477	14.919967	3.44%	152,764
2014	13.343943	14.423477	8.09%	67,148
2013	9.970499	13.343943	33.83%	86,069
2012*	10.000000	9.970499	-0.30%	62,689
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	34.737209	39.839522	14.69%	75,303
2019	27.734388	34.737209	25.25%	89,068
2018	33.063601	27.734388	-16.12%	110,895
2017	25.570288	33.063601	29.30%	131,330
2016	27.726728	25.570288	-7.78%	153,656
2015	30.757342	27.726728	-9.85%	204,941
2014	35.398964	30.757342	-13.11%	210,089
2013	31.335568	35.398964	12.97%	239,145
2012	28.009135	31.335568	11.88%	302,567
2011	41.876759	28.009135	-33.12%	16,036
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.410153	10.159222	-2.41%	18,907
2019	8.914065	10.410153	16.78%	41,591
2018	11.073198	8.914065	-19.50%	53,089
2017	8.763183	11.073198	26.36%	123,550
2016	7.339677	8.763183	19.39%	83,038
2015	9.287866	7.339677	-20.98%	90,140
2014	9.852806	9.287866	-5.73%	52,468

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.746985	11.412375	6.19%	99,093
2019	10.028624	10.746985	7.16%	102,294
2018	10.251171	10.028624	-2.17%	135,379
2017	9.984326	10.251171	2.67%	131,034
2016*	10.000000	9.984326	-0.16%	12,886
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.035041	33.149983	43.91%	23,290
2019	16.494780	23.035041	39.65%	31,638
2018	16.979338	16.494780	-2.85%	28,253
2017	13.596154	16.979338	24.88%	26,650
2016	12.641599	13.596154	7.55%	29,376
2015	13.069092	12.641599	-3.27%	31,314
2014	14.292266	13.069092	-8.56%	35,889
2013	10.238380	14.292266	39.59%	75,018
2012*	10.000000	10.238380	2.38%	10,724
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	42.002548	42.856683	2.03%	562,818
2019	32.810230	42.002548	28.02%	601,539
2018	37.029118	32.810230	-11.39%	706,774
2017	31.920916	37.029118	16.00%	809,245
2016	28.381463	31.920916	12.47%	939,494
2015	28.982349	28.381463	-2.07%	1,037,706
2014	26.605168	28.982349	8.94%	1,150,312
2013	19.849130	26.605168	34.04%	1,191,800
2012	17.328416	19.849130	14.55%	1,309,192
2011	17.611740	17.328416	-1.61%	1,490,874
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.869008	12.409437	14.17%	7,707
2019*	10.000000	10.869008	8.69%	1,030
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.636626	26.897778	18.82%	306,879
2019	18.224748	22.636626	24.21%	383,352
2018	20.424056	18.224748	-10.77%	475,013
2017	16.291646	20.424056	25.37%	506,504
2016	15.871014	16.291646	2.65%	525,042
2015	15.101235	15.871014	5.10%	547,587
2014	15.105813	15.101235	-0.03%	484,520
2013	11.972877	15.105813	26.17%	396,137
2012	10.447976	11.972877	14.60%	334,725
2011	10.760516	10.447976	-2.90%	217,738

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.720458	21.405175	20.79%	55,046
2019	12.842812	17.720458	37.98%	67,951
2018	12.918661	12.842812	-0.59%	70,552
2017	10.201733	12.918661	26.63%	76,694
2016	9.750484	10.201733	4.63%	83,875
2015*	10.000000	9.750484	-2.50%	85,678
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.335879	33.36%	1,067
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.648669	36.49%	2,285
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.585384	16.569004	6.31%	87,530
2019	14.254248	15.585384	9.34%	94,049
2018	14.553508	14.254248	-2.06%	90,025
2017	13.902832	14.553508	4.68%	132,830
2016	13.285604	13.902832	4.65%	124,826
2015	13.552959	13.285604	-1.97%	135,060
2014	12.746327	13.552959	6.33%	177,641
2013	12.969860	12.746327	-1.72%	182,404
2012	12.016435	12.969860	7.93%	196,324
2011	11.532700	12.016435	4.19%	188,957
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	27.873043	29.077060	4.32%	2,249
2019	24.697762	27.873043	12.86%	2,266
2018	26.880276	24.697762	-8.12%	2,642
2017	24.813672	26.880276	8.33%	2,700
2016	22.699779	24.813672	9.31%	3,558
2015	23.236956	22.699779	-2.31%	3,651
2014	22.846929	23.236956	1.71%	4,327
2013	25.330782	22.846929	-9.81%	5,140
2012	21.739937	25.330782	16.52%	7,937
2011	20.575707	21.739937	5.66%	8,995
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.981062	11.673251	-2.57%	12,295
2019	9.478930	11.981062	26.40%	15,843
2018	10.411184	9.478930	-8.95%	14,900
2017	9.358081	10.411184	11.25%	19,120
2016	8.234226	9.358081	13.65%	12,998
2015*	10.000000	8.234226	-17.66%	917

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.265335	25.120716	12.82%	12,190
2019	18.164537	22.265335	22.58%	14,142
2018	19.798859	18.164537	-8.25%	15,871
2017	17.042865	19.798859	16.17%	21,869
2016	15.531504	17.042865	9.73%	24,003
2015	16.925236	15.531504	-8.23%	33,908
2014	17.482977	16.925236	-3.19%	99,330
2013	13.406784	17.482977	30.40%	78,552
2012	11.060501	13.406784	21.21%	57,066
2011	11.291768	11.060501	-2.05%	40,744
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.916383	20.738796	49.02%	581,695
2019	10.598109	13.916383	31.31%	758,293
2018	12.867017	10.598109	-17.63%	870,861
2017	10.368566	12.867017	24.10%	966,891
2016	10.754701	10.368566	-3.59%	1,126,317
2015	10.951496	10.754701	-1.80%	1,257,084
2014	11.230744	10.951496	-2.49%	1,378,913
2013	9.383592	11.230744	19.68%	1,351,603
2012	8.217612	9.383592	14.19%	1,395,203
2011	9.198227	8.217612	-10.66%	1,491,933
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.537919	22.737424	10.71%	7,997,659
2019	17.201856	20.537919	19.39%	9,116,451
2018	18.315015	17.201856	-6.08%	10,436,668
2017	16.000522	18.315015	14.47%	11,833,166
2016	14.849732	16.000522	7.75%	12,822,176
2015	14.876089	14.849732	-0.18%	13,298,069
2014	14.333814	14.876089	3.78%	13,881,352
2013	11.761815	14.333814	21.87%	14,126,204
2012	10.282856	11.761815	14.38%	14,222,572
2011	10.306485	10.282856	-0.23%	14,563,960
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.840362	13.861167	7.95%	2,887,441
2019	11.919041	12.840362	7.73%	3,124,052
2018	12.189307	11.919041	-2.22%	3,773,640
2017	11.947024	12.189307	2.03%	3,973,558
2016	11.773591	11.947024	1.47%	3,966,504
2015	11.938142	11.773591	-1.38%	4,192,021
2014	11.504300	11.938142	3.77%	4,224,948
2013	11.945598	11.504300	-3.69%	4,401,143
2012	11.513086	11.945598	3.76%	4,172,460
2011	11.016128	11.513086	4.51%	4,125,960

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.343648	32.550400	28.44%	460,530
2019	19.022635	25.343648	33.23%	542,218
2018	21.247212	19.022635	-10.47%	593,135
2017	16.411534	21.247212	29.47%	677,727
2016	16.570921	16.411534	-0.96%	745,138
2015	15.734209	16.570921	5.32%	807,825
2014	15.630348	15.734209	0.66%	849,567
2013	12.291636	15.630348	27.16%	924,254
2012	10.185364	12.291636	20.68%	944,471
2011	11.361285	10.185364	-10.35%	1,043,205
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.264896	40.830492	49.75%	557,237
2019	21.170405	27.264896	28.79%	676,407
2018	21.559589	21.170405	-1.81%	775,633
2017	17.065869	21.559589	26.33%	932,801
2016	15.829159	17.065869	7.81%	1,039,295
2015	15.046269	15.829159	5.20%	1,192,184
2014	14.085094	15.046269	6.82%	1,302,589
2013	10.993629	14.085094	28.12%	1,517,183
2012	9.473308	10.993629	16.05%	1,679,007
2011	10.054668	9.473308	-5.78%	1,908,443
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.666459	24.218265	11.78%	1,888,197
2019	17.441755	21.666459	24.22%	2,187,424
2018	18.039988	17.441755	-3.32%	2,514,524
2017	14.967386	18.039988	20.53%	2,970,669
2016	13.629860	14.967386	9.81%	3,548,884
2015	13.640203	13.629860	-0.08%	3,792,794
2014	12.518558	13.640203	8.96%	4,066,547
2013	9.524179	12.518558	31.44%	4,454,223
2012	8.230825	9.524179	15.71%	4,950,337
2011	8.516788	8.230825	-3.36%	5,320,064
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	18.002549	18.518012	2.86%	451,404
2019	16.682451	18.002549	7.91%	511,043
2018	17.282878	16.682451	-3.47%	602,962
2017	16.442359	17.282878	5.11%	639,747
2016	15.309363	16.442359	7.40%	577,880
2015	15.948421	15.309363	-4.01%	612,263
2014	15.530801	15.948421	2.69%	667,423
2013	15.890146	15.530801	-2.26%	646,368
2012	14.321138	15.890146	10.96%	665,575
2011	13.725856	14.321138	4.34%	651,520

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	37.736115	41.052172	8.79%	290,272
2019	29.588011	37.736115	27.54%	325,435
2018	30.017386	29.588011	-1.43%	382,741
2017	25.253129	30.017386	18.87%	468,808
2016	22.981833	25.253129	9.88%	548,697
2015	23.096328	22.981833	-0.50%	643,140
2014	20.895881	23.096328	10.53%	709,291
2013	16.162472	20.895881	29.29%	770,806
2012	14.362170	16.162472	12.54%	819,681
2011	14.474172	14.362170	-0.77%	918,712
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	37.340093	38.146295	2.16%	215,366
2019	29.742341	37.340093	25.55%	225,027
2018	32.516002	29.742341	-8.53%	252,359
2017	27.949469	32.516002	16.34%	295,780
2016	24.047691	27.949469	16.23%	361,606
2015	26.022987	24.047691	-7.59%	451,032
2014	24.168378	26.022987	7.67%	473,048
2013	18.070541	24.168378	33.74%	517,450
2012	15.470175	18.070541	16.81%	493,848
2011	16.059186	15.470175	-3.67%	566,784
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.375394	12.880301	13.23%	273
2019	10.011497	11.375394	13.62%	275
2018	11.066013	10.011497	-9.53%	282
2017	9.452026	11.066013	17.08%	8,954
2016	9.285482	9.452026	1.79%	199
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.277952	19.224322	11.27%	225,328
2019	14.100444	17.277952	22.53%	238,269
2018	15.982846	14.100444	-11.78%	251,981
2017	13.496191	15.982846	18.42%	266,180
2016	12.599046	13.496191	7.12%	273,821
2015	12.973144	12.599046	-2.88%	314,944
2014	12.559301	12.973144	3.30%	324,853
2013	9.812976	12.559301	27.99%	344,857
2012	8.546808	9.812976	14.81%	504,101
2011	9.235097	8.546808	-7.45%	502,783

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.505293	16.810630	8.42%	1,877,700
2019	13.501284	15.505293	14.84%	2,143,299
2018	14.567286	13.501284	-7.32%	2,340,750
2017	13.151370	14.567286	10.77%	2,691,880
2016	12.538101	13.151370	4.89%	2,887,358
2015	12.819763	12.538101	-2.20%	3,105,899
2014	12.434537	12.819763	3.10%	3,219,861
2013	10.971118	12.434537	13.34%	3,379,658
2012	9.993661	10.971118	9.78%	3,192,776
2011	10.247522	9.993661	-2.48%	3,413,660
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.698321	18.399049	10.19%	5,203,569
2019	14.049013	16.698321	18.86%	6,078,931
2018	15.476198	14.049013	-9.22%	7,213,332
2017	13.518988	15.476198	14.48%	7,947,236
2016	12.742843	13.518988	6.09%	8,555,563
2015	13.064675	12.742843	-2.46%	8,944,163
2014	12.623676	13.064675	3.49%	9,061,228
2013	10.532766	12.623676	19.85%	8,953,737
2012	9.376385	10.532766	12.33%	8,804,016
2011	9.823944	9.376385	-4.56%	8,997,733
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.579727	14.442807	6.36%	1,569,886
2019	12.413160	13.579727	9.40%	1,636,845
2018	12.894265	12.413160	-3.73%	1,755,271
2017	12.264060	12.894265	5.14%	1,962,754
2016	11.859292	12.264060	3.41%	1,996,720
2015	12.085949	11.859292	-1.88%	1,932,830
2014	11.831794	12.085949	2.15%	2,073,256
2013	11.406770	11.831794	3.73%	2,188,324
2012	10.734806	11.406770	6.26%	2,556,635
2011	10.708329	10.734806	0.25%	2,439,564
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.690394	13.176917	3.83%	26,533
2019	11.275995	12.690394	12.54%	25,336
2018	12.268198	11.275995	-8.09%	27,569
2017	10.813782	12.268198	13.45%	29,706
2016	10.363390	10.813782	4.35%	30,437
2015	10.954322	10.363390	-5.39%	30,332
2014	10.836834	10.954322	1.08%	33,051
2013*	10.000000	10.836834	8.37%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.202086	14.010680	6.12%	15,674
2019	11.571843	13.202086	14.09%	15,837
2018	12.598315	11.571843	-8.15%	43,092
2017	10.819573	12.598315	16.44%	23,819
2016	10.304924	10.819573	4.99%	15,633
2015	10.959248	10.304924	-5.97%	15,574
2014	10.975511	10.959248	-0.15%	56,517
2013*	10.000000	10.975511	9.76%	5,076
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.154317	17.675534	9.42%	4,488,927
2019	13.832436	16.154317	16.79%	5,304,668
2018	15.061604	13.832436	-8.16%	6,134,566
2017	13.368844	15.061604	12.66%	6,876,311
2016	12.670096	13.368844	5.51%	7,509,618
2015	12.955579	12.670096	-2.20%	7,875,063
2014	12.533509	12.955579	3.37%	8,123,700
2013	10.762993	12.533509	16.45%	8,615,880
2012	9.689863	10.762993	11.07%	9,080,539
2011	10.036480	9.689863	-3.45%	9,353,862
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.972912	18.834699	10.97%	2,051,239
2019	14.047477	16.972912	20.83%	2,304,629
2018	15.704238	14.047477	-10.55%	2,876,300
2017	13.455170	15.704238	16.72%	3,346,704
2016	12.650899	13.455170	6.36%	3,848,924
2015	12.993982	12.650899	-2.64%	4,114,055
2014	12.571666	12.993982	3.36%	4,191,006
2013	10.233532	12.571666	22.85%	4,309,830
2012	9.035018	10.233532	13.27%	4,589,067
2011	9.587811	9.035018	-5.77%	4,816,555
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.961128	16.128251	7.80%	1,222,721
2019	13.241451	14.961128	12.99%	1,384,517
2018	14.066362	13.241451	-5.86%	1,585,301
2017	12.949443	14.066362	8.63%	1,676,775
2016	12.358450	12.949443	4.78%	1,908,279
2015	12.636825	12.358450	-2.20%	1,934,810
2014	12.282434	12.636825	2.89%	1,903,244
2013	11.169980	12.282434	9.96%	2,065,052
2012	10.268845	11.169980	8.78%	2,127,340
2011	10.416230	10.268845	-1.41%	2,373,387

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.004261	16.639639	3.97%	808,555
2019	14.393241	16.004261	11.19%	816,489
2018	17.271425	14.393241	-16.66%	841,902
2017	14.237352	17.271425	21.31%	925,632
2016	14.243671	14.237352	-0.04%	1,072,656
2015	14.994609	14.243671	-5.01%	1,114,180
2014	16.514477	14.994609	-9.20%	1,158,518
2013	13.911205	16.514477	18.71%	1,163,275
2012	11.770571	13.911205	18.19%	1,239,604
2011	13.596896	11.770571	-13.43%	1,307,304
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.754163	17.54%	309,931
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.766734	14.529997	5.54%	322,814
2019	12.812523	13.766734	7.45%	357,674
2018	13.052192	12.812523	-1.84%	417,088
2017	12.673918	13.052192	2.98%	511,506
2016	12.209832	12.673918	3.80%	509,901
2015	12.461605	12.209832	-2.02%	573,292
2014	12.043098	12.461605	3.48%	638,475
2013	12.448172	12.043098	-3.25%	647,577
2012	11.716609	12.448172	6.24%	658,906
2011	11.156576	11.716609	5.02%	652,268
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.683495	15.826766	7.79%	136,016
2019	13.553996	14.683495	8.33%	152,536
2018	13.914804	13.553996	-2.59%	173,032
2017	13.565257	13.914804	2.58%	173,265
2016	13.279654	13.565257	2.15%	224,970
2015	13.503984	13.279654	-1.66%	224,397
2014	13.025248	13.503984	3.68%	234,009
2013	13.452380	13.025248	-3.18%	169,187
2012	12.704929	13.452380	5.88%	150,333
2011	12.119428	12.704929	4.83%	140,762
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.646588	10.917976	2.55%	21,151
2019	10.104953	10.646588	5.36%	5,059
2018*	10.000000	10.104953	1.05%	1,641

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	38.442305	42.939353	11.70%	70,364
2019	31.703841	38.442305	21.25%	90,858
2018	38.951753	31.703841	-18.61%	108,247
2017	27.901948	38.951753	39.60%	120,328
2016	26.261721	27.901948	6.25%	141,974
2015	31.715737	26.261721	-17.20%	173,855
2014	34.035014	31.715737	-6.81%	193,620
2013	34.283888	34.035014	-0.73%	7,749
2012	29.646544	34.283888	15.64%	9,709
2011	38.746446	29.646544	-23.49%	11,146
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.245827	27.504636	4.80%	124,654
2019	23.140168	26.245827	13.42%	169,747
2018	24.134655	23.140168	-4.12%	170,703
2017	22.869387	24.134655	5.53%	262,380
2016	20.265831	22.869387	12.85%	296,864
2015	21.050455	20.265831	-3.73%	352,432
2014	20.765745	21.050455	1.37%	386,934
2013	19.619773	20.765745	5.84%	44,370
2012	17.326410	19.619773	13.24%	56,276
2011	16.882971	17.326410	2.63%	71,492
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.897420	14.573216	4.86%	1,057,840
2019	13.229560	13.897420	5.05%	1,116,888
2018	13.390741	13.229560	-1.20%	1,348,004
2017	13.269527	13.390741	0.91%	1,458,812
2016	13.324658	13.269527	-0.41%	1,652,910
2015	13.494346	13.324658	-1.26%	1,739,240
2014	13.054852	13.494346	3.37%	2,038,107
2013	13.764967	13.054852	-5.16%	2,217,614
2012	13.512438	13.764967	1.87%	2,368,385
2011	12.744590	13.512438	6.02%	2,639,989
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.919066	9.828863	-0.91%	3,093,566
2019	9.858834	9.919066	0.61%	2,732,372
2018	9.837354	9.858834	0.22%	3,040,464
2017	9.909723	9.837354	-0.73%	3,069,448
2016	10.023926	9.909723	-1.14%	3,755,910
2015	10.140543	10.023926	-1.15%	3,772,353
2014	10.258510	10.140543	-1.15%	4,237,081
2013	10.377853	10.258510	-1.15%	4,549,542
2012	10.498914	10.377853	-1.15%	5,406,580
2011	10.620705	10.498914	-1.15%	4,940,746

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.684210	11.373001	6.45%	254,539
2019	9.089393	10.684210	17.55%	288,696
2018	10.793413	9.089393	-15.79%	304,627
2017	8.592293	10.793413	25.62%	328,508
2016	8.637247	8.592293	-0.52%	326,446
2015	9.028520	8.637247	-4.33%	356,303
2014	9.199775	9.028520	-1.86%	358,173
2013	7.916447	9.199775	16.21%	347,795
2012	6.950462	7.916447	13.90%	335,316
2011	7.812388	6.950462	-11.03%	367,870
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.085909	12.798386	5.90%	127,441
2019	10.087724	12.085909	19.81%	126,175
2018	11.884646	10.087724	-15.12%	157,603
2017	9.660025	11.884646	23.03%	186,842
2016	9.721257	9.660025	-0.63%	229,056
2015	9.972865	9.721257	-2.52%	242,593
2014	10.754329	9.972865	-7.27%	279,945
2013	8.990410	10.754329	19.62%	298,725
2012	7.694006	8.990410	16.85%	344,673
2011	8.930901	7.694006	-13.85%	327,256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	34.607305	38.593724	11.52%	310,844
2019	28.294948	34.607305	22.31%	360,959
2018	31.406973	28.294948	-9.91%	465,362
2017	26.827228	31.406973	17.07%	532,906
2016	24.791306	26.827228	8.21%	506,166
2015	25.332564	24.791306	-2.14%	561,474
2014	24.410332	25.332564	3.78%	508,019
2013	19.406489	24.410332	25.78%	532,854
2012	16.938944	19.406489	14.57%	687,291
2011	17.836829	16.938944	-5.03%	661,280
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.143380	20.703191	8.15%	526,223
2019	16.790251	19.143380	14.01%	534,139
2018	17.852396	16.790251	-5.95%	621,891
2017	16.250688	17.852396	9.86%	696,398
2016	15.464566	16.250688	5.08%	746,673
2015	15.671697	15.464566	-1.32%	770,178
2014	15.158944	15.671697	3.38%	875,831
2013	13.520328	15.158944	12.12%	857,323
2012	12.504317	13.520328	8.13%	801,775
2011	12.538559	12.504317	-0.27%	761,819

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.320412	25.730639	10.34%	1,471,654
2019	19.669523	23.320412	18.56%	1,603,558
2018	21.276316	19.669523	-7.55%	1,826,889
2017	18.746995	21.276316	13.49%	1,975,774
2016	17.602214	18.746995	6.50%	2,118,696
2015	17.902199	17.602214	-1.68%	2,170,215
2014	17.213315	17.902199	4.00%	2,117,797
2013	14.572666	17.213315	18.12%	2,165,045
2012	13.133714	14.572666	10.96%	2,026,074
2011	13.411681	13.133714	-2.07%	2,008,310
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.481211	17.385684	5.49%	1,328,411
2019	15.221855	16.481211	8.27%	1,323,319
2018	15.682719	15.221855	-2.94%	1,358,168
2017	15.011613	15.682719	4.47%	1,588,244
2016	14.564788	15.011613	3.07%	1,772,429
2015	14.695321	14.564788	-0.89%	1,800,077
2014	14.309590	14.695321	2.70%	2,067,492
2013	13.808862	14.309590	3.63%	2,215,482
2012	13.282450	13.808862	3.96%	2,284,133
2011	13.054060	13.282450	1.75%	2,257,480
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.687149	13.113162	3.36%	7,120
2019	11.358351	12.687149	11.70%	6,474
2018	12.176209	11.358351	-6.72%	6,499
2017	10.801883	12.176209	12.72%	4,304
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	2,213
2014	10.671417	10.807752	1.28%	5,085
2013*	10.000000	10.671417	6.71%	3,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.284778	13.962991	5.11%	5,572
2019	11.661195	13.284778	13.92%	5,888
2018	12.557899	11.661195	-7.14%	11,041
2017	10.861216	12.557899	15.62%	20,239
2016	10.273175	10.861216	5.72%	15,898
2015	10.820654	10.273175	-5.06%	15,157
2014	10.759988	10.820654	0.56%	45,979
2013*	10.000000	10.759988	7.60%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	25.562376	27.882318	9.08%	3,518,316
2019	21.962509	25.562376	16.39%	4,077,183
2018	23.557485	21.962509	-6.77%	4,708,537
2017	21.102865	23.557485	11.63%	5,626,409
2016	19.924520	21.102865	5.91%	6,328,899
2015	20.224004	19.924520	-1.48%	6,797,105
2014	19.451473	20.224004	3.97%	6,946,393
2013	16.872314	19.451473	15.29%	7,524,703
2012	15.403616	16.872314	9.53%	7,830,710
2011	15.588745	15.403616	-1.19%	8,221,034
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	30.922114	34.334964	11.04%	2,795,044
2019	25.677034	30.922114	20.43%	3,160,946
2018	28.152661	25.677034	-8.79%	3,711,727
2017	24.408297	28.152661	15.34%	4,692,645
2016	22.761033	24.408297	7.24%	5,513,949
2015	23.195107	22.761033	-1.87%	5,998,928
2014	22.356717	23.195107	3.75%	6,362,871
2013	18.481146	22.356717	20.97%	6,658,687
2012	16.435137	18.481146	12.45%	6,583,833
2011	16.987195	16.435137	-3.25%	6,766,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.868550	22.392836	7.30%	1,430,548
2019	18.603051	20.868550	12.18%	1,575,440
2018	19.550246	18.603051	-4.84%	1,812,295
2017	18.109008	19.550246	7.96%	1,946,589
2016	17.330765	18.109008	4.49%	2,255,742
2015	17.537747	17.330765	-1.18%	2,335,398
2014	16.938973	17.537747	3.53%	2,500,596
2013	15.508419	16.938973	9.22%	2,548,318
2012	14.521734	15.508419	6.79%	2,740,676
2011	14.393460	14.521734	0.89%	2,715,769
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.484226	11.102025	5.89%	13,705
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.785389	12.341594	14.43%	0
2019*	10.000000	10.785389	7.85%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.724360	30.467353	28.42%	368,723
2019	18.430804	23.724360	28.72%	448,618
2018	19.292821	18.430804	-4.47%	510,648
2017	15.026794	19.292821	28.39%	611,375
2016	14.904528	15.026794	0.82%	714,554
2015	14.620369	14.904528	1.94%	782,682
2014	13.427775	14.620369	8.88%	870,568
2013	10.106069	13.427775	32.87%	989,421
2012	8.803074	10.106069	14.80%	1,081,674
2011	9.202757	8.803074	-4.34%	1,215,590
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.266295	14.043728	5.86%	176,591
2019	11.280690	13.266295	17.60%	143,334
2018	11.990647	11.280690	-5.92%	224,756
2017	10.318553	11.990647	16.20%	181,855
2016	9.616317	10.318553	7.30%	114,464
2015	9.951825	9.616317	-3.37%	93,519
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.265250	16.143138	5.75%	9,846
2019	12.659846	15.265250	20.58%	13,504
2018	13.146444	12.659846	-3.70%	13,267
2017	10.927974	13.146444	20.30%	12,304
2016	10.045670	10.927974	8.78%	14,522
2015	10.148174	10.045670	-1.01%	7,537
2014*	10.000000	10.148174	1.48%	500
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.759218	46.583948	17.17%	849,766
2019	29.287812	39.759218	35.75%	1,007,077
2018	30.094108	29.287812	-2.68%	1,163,321
2017	23.958145	30.094108	25.61%	1,341,910
2016	23.456331	23.958145	2.14%	1,515,569
2015	22.637536	23.456331	3.62%	1,608,060
2014	21.094704	22.637536	7.31%	1,796,330
2013	15.658311	21.094704	34.72%	2,023,556
2012	13.376674	15.658311	17.06%	2,379,329
2011	13.878241	13.376674	-3.61%	2,810,026

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.673154	30.742975	0.23%	260,525
2019	24.494329	30.673154	25.23%	494,861
2018	27.373243	24.494329	-10.52%	553,527
2017	25.536111	27.373243	7.19%	672,750
2016	21.488963	25.536111	18.83%	771,609
2015	22.749450	21.488963	-5.54%	818,938
2014	20.375888	22.749450	11.65%	911,357
2013	15.654684	20.375888	30.16%	1,008,025
2012	13.838196	15.654684	13.13%	1,109,873
2011	13.931081	13.838196	-0.67%	1,292,051
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.809171	18.09%	689,170
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	50.594527	56.571828	11.81%	169,462
2019	40.734220	50.594527	24.21%	188,474
2018	46.505004	40.734220	-12.41%	211,401
2017	40.632983	46.505004	14.45%	245,420
2016	34.171304	40.632983	18.91%	276,760
2015	35.467680	34.171304	-3.66%	289,610
2014	32.791237	35.467680	8.16%	318,558
2013	24.932794	32.791237	31.52%	346,122
2012	21.471749	24.932794	16.12%	391,977
2011	22.288107	21.471749	-3.66%	439,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.251775	22.721296	-2.28%	379,376
2019	18.993158	23.251775	22.42%	381,844
2018	22.126129	18.993158	-14.16%	432,977
2017	19.661842	22.126129	12.53%	498,602
2016	16.914135	19.661842	16.25%	569,092
2015	17.619336	16.914135	-4.00%	649,946
2014	15.231863	17.619336	15.67%	710,944
2013	11.357084	15.231863	34.12%	744,460
2012	9.875328	11.357084	15.00%	789,533
2011	10.227396	9.875328	-3.44%	836,307
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	37.351687	51.881263	38.90%	42,600
2019	27.911829	37.351687	33.82%	50,181
2018	30.766229	27.911829	-9.28%	54,362
2017	24.969114	30.766229	23.22%	65,039
2016	23.375200	24.969114	6.82%	73,508
2015	23.522555	23.375200	-0.63%	95,550
2014	23.207171	23.522555	1.36%	93,353
2013	16.309138	23.207171	42.30%	110,604
2012	14.589165	16.309138	11.79%	127,796
2011	14.886743	14.589165	-2.00%	163,914

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	42.049114	43.623480	3.74%	67,624
2019	35.839508	42.049114	17.33%	69,577
2018	43.750345	35.839508	-18.08%	76,245
2017	40.695741	43.750345	7.51%	86,849
2016	32.773322	40.695741	24.17%	108,350
2015	35.379738	32.773322	-7.37%	136,848
2014	33.523407	35.379738	5.54%	153,210
2013	24.219631	33.523407	38.41%	152,739
2012	20.366624	24.219631	18.92%	162,443
2011	21.791420	20.366624	-6.54%	185,559
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	43.763138	52.931037	20.95%	101,586
2019	35.317881	43.763138	23.91%	118,862
2018	40.991876	35.317881	-13.84%	127,646
2017	36.632273	40.991876	11.90%	157,834
2016	30.240076	36.632273	21.14%	182,747
2015	31.182839	30.240076	-3.02%	209,409
2014	31.371196	31.182839	-0.60%	258,014
2013	22.579731	31.371196	38.94%	300,909
2012	19.824409	22.579731	13.90%	362,401
2011	21.290055	19.824409	-6.88%	416,642
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.370002	23.955048	12.10%	49,534
2019	16.878142	21.370002	26.61%	61,010
2018	17.975725	16.878142	-6.11%	65,690
2017	14.575396	17.975725	23.33%	95,563
2016	12.985771	14.575396	12.24%	75,002
2015	13.295423	12.985771	-2.33%	83,507
2014	12.622173	13.295423	5.33%	98,844
2013	8.896205	12.622173	41.88%	168,831
2012	7.703104	8.896205	15.49%	117,971
2011	8.820667	7.703104	-12.67%	140,089
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	22.235572	24.911455	12.03%	425,939
2019	17.846014	22.235572	24.60%	487,509
2018	19.181710	17.846014	-6.96%	550,611
2017	16.393765	19.181710	17.01%	666,560
2016	15.061419	16.393765	8.85%	779,963
2015	15.300656	15.061419	-1.56%	881,318
2014	14.006605	15.300656	9.24%	1,014,913
2013	10.226827	14.006605	36.96%	1,114,419
2012	9.288702	10.226827	10.10%	1,155,740
2011	9.713768	9.288702	-4.38%	1,252,155

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	18.150177	16.919280	-6.78%	401,833
2019	14.075903	18.150177	28.95%	457,958
2018	14.842743	14.075903	-5.17%	528,744
2017	14.145939	14.842743	4.93%	646,396
2016	13.351815	14.145939	5.95%	792,374
2015	14.317576	13.351815	-6.75%	944,453
2014	11.262367	14.317576	27.13%	1,190,935
2013	11.093835	11.262367	1.52%	1,302,842
2012	9.710185	11.093835	14.25%	1,419,269
2011	9.254814	9.710185	4.92%	1,534,371
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.960197	24.417772	16.50%	292,431
2019	16.206131	20.960197	29.33%	293,313
2018	17.235668	16.206131	-5.97%	331,614
2017	14.382933	17.235668	19.83%	414,156
2016	13.061331	14.382933	10.12%	369,750
2015	13.089868	13.061331	-0.22%	365,086
2014	11.710717	13.089868	11.78%	302,220
2013*	10.000000	11.710717	17.11%	70,239
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.947917	11.128490	1.65%	333,984
2019	10.640381	10.947917	2.89%	354,071
2018	10.677261	10.640381	-0.35%	455,644
2017	10.633224	10.677261	0.41%	475,430
2016	10.495092	10.633224	1.32%	545,240
2015	10.653524	10.495092	-1.49%	554,440
2014	10.724502	10.653524	-0.66%	563,900
2013	10.837845	10.724502	-1.05%	584,514
2012	10.591062	10.837845	2.33%	548,958
2011	10.576649	10.591062	0.14%	629,323
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.849018	21.052219	17.95%	62,768
2019	14.449950	17.849018	23.52%	56,325
2018	16.489473	14.449950	-12.37%	57,405
2017	14.609064	16.489473	12.87%	70,523
2016	12.226748	14.609064	19.48%	51,831
2015	13.003827	12.226748	-5.98%	41,433
2014	12.582420	13.003827	3.35%	29,744
2013*	10.000000	12.582420	25.82%	15,521

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.700330	37.601303	58.65%	334,429
2019	17.521481	23.700330	35.26%	398,242
2018	19.070560	17.521481	-8.12%	470,210
2017	15.128127	19.070560	26.06%	572,035
2016	14.429845	15.128127	4.84%	654,473
2015	14.648357	14.429845	-1.49%	749,958
2014	14.287313	14.648357	2.53%	859,543
2013	10.427761	14.287313	37.01%	923,462
2012	9.201800	10.427761	13.32%	1,058,015
2011	9.742267	9.201800	-5.55%	1,209,790
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	47.727735	65.913866	38.10%	7,172
2019	36.445138	47.727735	30.96%	7,185
2018	39.459338	36.445138	-7.64%	10,697
2017	32.045735	39.459338	23.13%	11,476
2016	31.122324	32.045735	2.97%	7,916
2015	31.174254	31.122324	-0.17%	16,473
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.006621	11.256249	2.27%	487,962
2019	10.738762	11.006621	2.49%	517,091
2018	10.754591	10.738762	-0.15%	613,770
2017	10.783265	10.754591	-0.27%	725,728
2016	10.776974	10.783265	0.06%	789,551
2015	10.882343	10.776974	-0.97%	859,805
2014	10.942194	10.882343	-0.55%	964,173
2013	11.001623	10.942194	-0.54%	1,056,297
2012	10.639941	11.001623	3.40%	1,108,611
2011	10.732383	10.639941	-0.86%	1,146,370
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	37.108929	43.858078	18.19%	70,561
2019	29.821368	37.108929	24.44%	76,726
2018	32.002691	29.821368	-6.82%	93,611
2017	27.336078	32.002691	17.07%	111,388
2016	25.170871	27.336078	8.60%	125,365
2015	25.582310	25.170871	-1.61%	154,806
2014	23.445821	25.582310	9.11%	168,749
2013	17.236872	23.445821	36.02%	196,808
2012	15.712682	17.236872	9.70%	214,393
2011	16.400315	15.712682	-4.19%	241,612

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.114771	12.922460	6.67%	32,496
2019	10.967710	12.114771	10.46%	98,252
2018	11.735218	10.967710	-6.54%	87,679
2017	10.470564	11.735218	12.08%	179,364
2016	9.381376	10.470564	11.61%	233,073
2015	10.450730	9.381376	-10.23%	218,349
2014	10.524441	10.450730	-0.70%	220,833
2013	10.635249	10.524441	-1.04%	247,880
2012*	10.000000	10.635249	6.35%	154,435
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.480492	12.095168	5.35%	28,168
2019	10.129788	11.480492	13.33%	36,306
2018	10.767882	10.129788	-5.93%	40,149
2017	9.922384	10.767882	8.52%	48,213
2016	8.866028	9.922384	11.91%	27,884
2015	9.186450	8.866028	-3.49%	12,775
2014	9.164602	9.186450	0.24%	12,792
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.296846	13.451471	9.39%	35,439
2019	11.635048	12.296846	5.69%	30,135
2018	12.271013	11.635048	-5.18%	39,625
2017	11.210014	12.271013	9.46%	52,148
2016	11.020101	11.210014	1.72%	65,393
2015	12.010066	11.020101	-8.24%	140,894
2014	12.113330	12.010066	-0.85%	161,279
2013	13.115558	12.113330	-7.64%	475,666
2012	12.608799	13.115558	4.02%	174,477
2011	11.764923	12.608799	7.17%	246,097
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.807049	12.008521	1.71%	1,040,897
2019	11.493435	11.807049	2.73%	1,155,657
2018	11.600379	11.493435	-0.92%	1,349,825
2017	11.589833	11.600379	0.09%	1,466,935
2016	11.573261	11.589833	0.14%	1,545,708
2015	11.683511	11.573261	-0.94%	1,567,663
2014	11.731651	11.683511	-0.41%	1,777,283
2013	11.895761	11.731651	-1.38%	1,750,605
2012	11.380137	11.895761	4.53%	1,700,347
2011	11.397306	11.380137	-0.15%	1,503,543
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.421282	10.521932	0.97%	116,521
2019	10.265731	10.421282	1.52%	148,801
2018	10.239689	10.265731	0.25%	196,389
2017	10.125090	10.239689	1.13%	78,812
2016*	10.000000	10.125090	1.25%	7,465

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.834983	12.696924	7.28%	561,795
2019	11.060480	11.834983	7.00%	540,689
2018	11.261373	11.060480	-1.78%	596,032
2017	10.868481	11.261373	3.61%	651,368
2016	10.717682	10.868481	1.41%	769,412
2015	10.806099	10.717682	-0.82%	658,938
2014	10.494450	10.806099	2.97%	787,237
2013	10.839073	10.494450	-3.18%	959,214
2012	10.014102	10.839073	8.24%	944,435
2011*	10.000000	10.014102	0.14%	296,488
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.317786	25.116301	37.11%	50,503
2019	13.551660	18.317786	35.17%	40,409
2018	13.391484	13.551660	1.20%	46,444
2017	10.348726	13.391484	29.40%	27,061
2016*	10.000000	10.348726	3.49%	21,917
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	22.152184	24.545988	10.81%	1,917
2019	17.905997	22.152184	23.71%	2,483
2018	22.396267	17.905997	-20.05%	1,995
2017	17.898565	22.396267	25.13%	2,899
2016	18.561598	17.898565	-3.57%	2,228
2015	18.751265	18.561598	-1.01%	2,463
2014	20.348585	18.751265	-7.85%	2,871
2013	16.073335	20.348585	26.60%	3,410
2012	13.337649	16.073335	20.51%	4,201
2011	16.243221	13.337649	-17.89%	7,561
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.517494	35.17%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.147119	13.750009	4.59%	43,946
2019	10.199083	13.147119	28.90%	42,758
2018	11.275548	10.199083	-9.55%	49,809
2017*	10.000000	11.275548	12.76%	34,012
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.054772	57.572019	27.78%	269,719
2019	35.434142	45.054772	27.15%	285,089
2018	35.543945	35.434142	-0.31%	342,134
2017	28.243797	35.543945	25.85%	347,265
2016	32.000556	28.243797	-11.74%	414,119
2015	28.783452	32.000556	11.18%	555,353
2014	22.189717	28.783452	29.72%	551,250
2013	14.914208	22.189717	48.78%	602,719
2012	11.517684	14.914208	29.49%	463,083
2011	10.555188	11.517684	9.12%	331,862

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.897768	6.927582	17.46%	119,126
2019	5.348808	5.897768	10.26%	192,975
2018	7.560210	5.348808	-29.25%	184,394
2017	7.801719	7.560210	-3.10%	172,676
2016	5.503148	7.801719	41.77%	164,909
2015	8.387716	5.503148	-34.39%	265,703
2014	10.520797	8.387716	-20.27%	263,354
2013	9.649712	10.520797	9.03%	335,409
2012*	10.000000	9.649712	-3.50%	47,559
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.062527	7.138153	17.74%	14,398
2019	5.482363	6.062527	10.58%	19,564
2018	7.733308	5.482363	-29.11%	23,440
2017	7.958170	7.733308	-2.83%	25,682
2016	5.601898	7.958170	42.06%	35,555
2015	8.515254	5.601898	-34.21%	43,304
2014	10.648674	8.515254	-20.03%	68,187
2013	9.745932	10.648674	9.26%	97,485
2012*	10.000000	9.745932	-2.54%	186,196
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.805477	10.515723	-2.68%	3,564
2019*	10.000000	10.805477	8.05%	1,031
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	38.114109	59.447014	55.97%	41,837
2019	30.888198	38.114109	23.39%	48,914
2018	30.845782	30.888198	0.14%	61,921
2017	24.792668	30.845782	24.41%	62,404
2016	23.277094	24.792668	6.51%	66,089
2015	24.246816	23.277094	-4.00%	106,262
2014	24.998295	24.246816	-3.01%	100,266
2013	16.833485	24.998295	48.50%	110,937
2012	15.787144	16.833485	6.63%	132,268
2011	16.739917	15.787144	-5.69%	130,506

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.511404	13.991040	3.55%	0
2019	11.872911	13.511404	13.80%	0
2018	12.977556	11.872911	-8.51%	0
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	36.625173	37.061669	1.19%	13,455
2019	30.004364	36.625173	22.07%	14,855
2018	32.272593	30.004364	-7.03%	15,985
2017	27.555396	32.272593	17.12%	15,984
2016	25.122134	27.555396	9.69%	21,698
2015	25.082294	25.122134	0.16%	25,293
2014	23.240655	25.082294	7.92%	32,309
2013	17.485923	23.240655	32.91%	42,743
2012	15.103292	17.485923	15.78%	45,685
2011	14.418806	15.103292	4.75%	49,700
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.835924	8.918390	0.93%	0
2019	7.661440	8.835924	15.33%	3,900
2018*	10.000000	7.661440	-23.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	45.302717	46.102372	1.77%	2,164
2019	38.261296	45.302717	18.40%	3,297
2018	45.745328	38.261296	-16.36%	3,358
2017	41.048074	45.745328	11.44%	3,426
2016	33.308284	41.048074	23.24%	5,162
2015	35.766468	33.308284	-6.87%	5,134
2014	33.245066	35.766468	7.58%	10,370
2013	24.460116	33.245066	35.92%	14,010
2012	20.908765	24.460116	16.98%	16,449
2011	23.170702	20.908765	-9.76%	21,491
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.728641	15.934208	8.19%	40,087
2019	13.695820	14.728641	7.54%	43,542
2018	14.272445	13.695820	-4.04%	60,574
2017	13.940749	14.272445	2.38%	67,877
2016	13.523393	13.940749	3.09%	73,824
2015	14.041125	13.523393	-3.69%	77,267
2014	13.764658	14.041125	2.01%	101,925
2013	15.230343	13.764658	-9.62%	196,627
2012	14.362785	15.230343	6.04%	297,576
2011	13.015420	14.362785	10.35%	339,523

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	34.805194	38.304870	10.06%	10,100
2019	28.481824	34.805194	22.20%	11,048
2018	31.080143	28.481824	-8.36%	12,067
2017	26.162210	31.080143	18.80%	11,253
2016	23.403377	26.162210	11.79%	15,495
2015	25.198702	23.403377	-7.12%	16,632
2014	22.716397	25.198702	10.93%	17,893
2013	16.979121	22.716397	33.79%	24,228
2012	15.022661	16.979121	13.02%	24,407
2011	14.789900	15.022661	1.57%	29,989
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.822537	33.770532	-0.15%	14,863
2019	26.552318	33.822537	27.38%	19,088
2018	30.895027	26.552318	-14.06%	18,637
2017	28.066474	30.895027	10.08%	23,048
2016	23.159487	28.066474	21.19%	23,846
2015	23.829038	23.159487	-2.81%	27,159
2014	20.759602	23.829038	14.79%	28,454
2013	16.183432	20.759602	28.28%	28,246
2012	14.100594	16.183432	14.77%	31,954
2011	14.400100	14.100594	-2.08%	32,282
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	36.719401	36.561600	-0.43%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.818822	12.489502	5.67%	7,043
2019	10.419797	11.818822	13.43%	6,475
2018	10.866287	10.419797	-4.11%	6,900
2017	10.276071	10.866287	5.74%	7,131
2016	9.223440	10.276071	11.41%	5,904
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.676862	11.444150	7.19%	4,436
2019	9.905899	10.676862	7.78%	4,436
2018	10.104882	9.905899	-1.97%	4,436
2017	9.914560	10.104882	1.92%	4,452
2016	9.798751	9.914560	1.18%	4,450
2015*	10.000000	9.798751	-2.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.823702	15.161045	2.28%	1,467
2019	11.777207	14.823702	25.87%	1,646
2018	12.882530	11.777207	-8.58%	362
2017	11.198454	12.882530	15.04%	17
2016	9.770712	11.198454	14.61%	0
2015*	10.000000	9.770712	-2.29%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.369455	21.896389	19.20%	11,887
2019	15.797136	18.369455	16.28%	13,801
2018	17.310125	15.797136	-8.74%	14,148
2017	15.415441	17.310125	12.29%	14,689
2016	15.037839	15.415441	2.51%	17,977
2015	15.382175	15.037839	-2.24%	27,840
2014	15.281611	15.382175	0.66%	40,745
2013	13.525237	15.281611	12.99%	49,991
2012	12.455436	13.525237	8.59%	54,914
2011	13.089237	12.455436	-4.84%	63,525
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.354904	14.222649	6.50%	2,055
2019	11.283577	13.354904	18.36%	2,055
2018	13.553128	11.283577	-16.75%	6,260
2017	11.929891	13.553128	13.61%	4,252
2016	10.486380	11.929891	13.77%	4,302
2015	10.893224	10.486380	-3.73%	2,169
2014*	10.000000	10.893224	8.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	50.910005	55.621388	9.25%	12,580
2019	42.184162	50.910005	20.69%	14,554
2018	46.933715	42.184162	-10.12%	19,236
2017	42.281793	46.933715	11.00%	17,112
2016	34.054340	42.281793	24.16%	19,125
2015	35.307931	34.054340	-3.55%	22,146
2014	34.012894	35.307931	3.81%	24,036
2013	24.477365	34.012894	38.96%	29,713
2012	21.416575	24.477365	14.29%	31,767
2011	21.565748	21.416575	-0.69%	50,659
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	40.748581	47.366920	16.24%	30,862
2019	31.537337	40.748581	29.21%	42,098
2018	33.568372	31.537337	-6.05%	46,561
2017	28.043409	33.568372	19.70%	49,954
2016	25.482019	28.043409	10.05%	61,439
2015	25.582412	25.482019	-0.39%	67,029
2014	22.904767	25.582412	11.69%	83,902
2013	17.610985	22.904767	30.06%	86,595
2012	15.444494	17.610985	14.03%	96,260
2011	15.390203	15.444494	0.35%	121,174

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	36.374461	44.318011	21.84%	11,030
2019	27.127995	36.374461	34.08%	11,616
2018	29.573891	27.127995	-8.27%	16,129
2017	23.578709	29.573891	25.43%	17,450
2016	22.182977	23.578709	6.29%	20,521
2015	23.090394	22.182977	-3.93%	25,601
2014	21.685406	23.090394	6.48%	27,041
2013	18.174778	21.685406	19.32%	42,347
2012	16.711245	18.174778	8.76%	52,189
2011	15.562304	16.711245	7.38%	57,362
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	26.810654	31.658678	18.08%	2,299
2019	22.347337	26.810654	19.97%	6,103
2018	28.040167	22.347337	-20.30%	7,499
2017	22.830147	28.040167	22.82%	4,153
2016	19.794944	22.830147	15.33%	5,099
2015	20.564225	19.794944	-3.74%	6,481
2014	20.552912	20.564225	0.06%	7,183
2013	14.042042	20.552912	46.37%	7,004
2012	11.826568	14.042042	18.73%	5,025
2011	13.935060	11.826568	-15.13%	6,722
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.137480	11.691884	4.98%	0
2019	9.679213	11.137480	15.07%	1,897
2018	10.210727	9.679213	-5.21%	0
2017*	10.000000	10.210727	2.11%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.423943	16.831605	-3.40%	2,985
2019	13.815044	17.423943	26.12%	5,574
2018	16.845179	13.815044	-17.99%	2,862
2017	15.263164	16.845179	10.36%	2,171
2016	11.790622	15.263164	29.45%	4,721
2015	12.764772	11.790622	-7.63%	177
2014	12.238726	12.764772	4.30%	765
2013*	10.000000	12.238726	22.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.216879	11.298120	0.72%	9,146
2019	10.607949	11.216879	5.74%	9,178
2018	10.752210	10.607949	-1.34%	20,088
2017	10.525603	10.752210	2.15%	11,460
2016	9.783279	10.525603	7.59%	6,929
2015	10.006401	9.783279	-2.23%	5,467
2014	10.075405	10.006401	-0.68%	3,326

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.723900	10.664693	-0.55%	3,965
2019	9.056086	10.723900	18.42%	5,049
2018*	10.000000	9.056086	-9.44%	5,397
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.524880	16.535821	6.51%	37,855
2019	14.400946	15.524880	7.80%	40,169
2018	14.699405	14.400946	-2.03%	45,494
2017	14.347036	14.699405	2.46%	56,595
2016	14.032546	14.347036	2.24%	68,537
2015	14.272883	14.032546	-1.68%	76,628
2014	13.963052	14.272883	2.22%	92,100
2013	14.034475	13.963052	-0.51%	119,384
2012	12.985867	14.034475	8.07%	128,310
2011	12.893172	12.985867	0.72%	158,779
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.522502	13.599513	29.24%	161
2019	8.247849	10.522502	27.58%	171
2018*	10.000000	8.247849	-17.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	19.094053	21.163373	10.84%	3,155
2019	16.704765	19.094053	14.30%	3,435
2018	17.670442	16.704765	-5.46%	4,104
2017	15.863468	17.670442	11.39%	4,431
2016	15.265319	15.863468	3.92%	4,645
2015	15.540984	15.265319	-1.77%	5,003
2014	15.101749	15.540984	2.91%	5,390
2013	13.510072	15.101749	11.78%	8,745
2012	12.261246	13.510072	10.19%	5,696
2011	12.469404	12.261246	-1.67%	21,422
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.860215	23.631981	13.29%	11,134
2019	17.621326	20.860215	18.38%	9,046
2018	19.000471	17.621326	-7.26%	9,497
2017	16.549300	19.000471	14.81%	11,944
2016	15.839107	16.549300	4.48%	11,133
2015	16.113566	15.839107	-1.70%	14,089
2014	15.600631	16.113566	3.29%	12,509
2013	13.662026	15.600631	14.19%	16,260
2012	12.236028	13.662026	11.65%	17,788
2011	12.546367	12.236028	-2.47%	11,456

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	23.011496	26.505884	15.19%	6
2019	18.775564	23.011496	22.56%	3,156
2018	20.680267	18.775564	-9.21%	5,877
2017	17.350730	20.680267	19.19%	6,368
2016	16.516978	17.350730	5.05%	6,356
2015	16.815103	16.516978	-1.77%	6,712
2014	16.256842	16.815103	3.43%	6,548
2013	13.559656	16.256842	19.89%	6,756
2012	11.921764	13.559656	13.74%	5,438
2011	12.423867	11.921764	-4.04%	3,900
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.843164	16.694961	20.60%	46,747
2019	11.294660	13.843164	22.56%	39,858
2018	11.970018	11.294660	-5.64%	34,217
2017	10.438774	11.970018	14.67%	16,017
2016*	10.000000	10.438774	4.39%	13,064
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	46.462824	59.754307	28.61%	157
2019	35.841487	46.462824	29.63%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.984671	9.268816	-33.72%	8,283
2019	12.894888	13.984671	8.45%	11,585
2018	17.358352	12.894888	-25.71%	14,175
2017	18.079209	17.358352	-3.99%	15,830
2016	13.712768	18.079209	31.84%	20,811
2015	17.522479	13.712768	-21.74%	22,936
2014	20.341203	17.522479	-13.86%	27,466
2013	16.592312	20.341203	22.59%	30,999
2012	16.043285	16.592312	3.42%	36,208
2011	17.137015	16.043285	-6.38%	49,572
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	32.982744	34.668196	5.11%	55,209
2019	26.277242	32.982744	25.52%	56,380
2018	29.095783	26.277242	-9.69%	64,703
2017	26.154476	29.095783	11.25%	74,974
2016	22.500058	26.154476	16.24%	83,936
2015	23.793328	22.500058	-5.44%	99,882
2014	22.211107	23.793328	7.12%	130,522
2013	17.595735	22.211107	26.23%	150,600
2012	15.222716	17.595735	15.59%	182,301
2011	15.314711	15.222716	-0.60%	219,805

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.897114	15.828049	6.25%	297
2019	11.632962	14.897114	28.06%	2,665
2018	12.973652	11.632962	-10.33%	343
2017	11.265944	12.973652	15.16%	343
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	46.465602	65.867935	41.76%	26,116
2019	35.120865	46.465602	32.30%	28,063
2018	35.722347	35.120865	-1.68%	37,130
2017	26.831423	35.722347	33.14%	40,407
2016	27.021519	26.831423	-0.70%	43,832
2015	25.596307	27.021519	5.57%	44,010
2014	23.348896	25.596307	9.63%	57,614
2013	17.385486	23.348896	34.30%	56,153
2012	15.389554	17.385486	12.97%	75,445
2011	15.589028	15.389554	-1.28%	88,694
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.924440	17.166377	7.80%	67,132
2019	14.739846	15.924440	8.04%	59,931
2018	15.045888	14.739846	-2.03%	69,663
2017	14.650967	15.045888	2.70%	75,626
2016	14.200047	14.650967	3.18%	83,171
2015	14.503030	14.200047	-2.09%	99,862
2014	13.905427	14.503030	4.30%	113,553
2013	14.378770	13.905427	-3.29%	133,308
2012	13.788543	14.378770	4.28%	193,092
2011	13.044873	13.788543	5.70%	243,206
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	49.843194	58.014524	16.39%	25,641
2019	40.978456	49.843194	21.63%	27,354
2018	48.693457	40.978456	-15.84%	36,557
2017	40.907037	48.693457	19.03%	41,164
2016	37.010573	40.907037	10.53%	45,373
2015	38.099610	37.010573	-2.86%	57,490
2014	36.387126	38.099610	4.71%	69,473
2013	27.119786	36.387126	34.17%	92,349
2012	23.972806	27.119786	13.13%	118,726
2011	27.230997	23.972806	-11.97%	142,187

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	29.375445	33.456223	13.89%	13,525
2019	23.331043	29.375445	25.91%	14,642
2018	27.816425	23.331043	-16.12%	20,914
2017	21.669334	27.816425	28.37%	23,385
2016	23.163190	21.669334	-6.45%	26,707
2015	22.707834	23.163190	2.01%	34,298
2014	25.075786	22.707834	-9.44%	17,898
2013	19.508159	25.075786	28.54%	20,108
2012	16.411292	19.508159	18.87%	22,795
2011	20.104876	16.411292	-18.37%	24,621
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.988830	12.875906	-7.96%	240
2019	11.521749	13.988830	21.41%	2,362
2018	12.473599	11.521749	-7.63%	0
2017	12.171992	12.473599	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	42.015323	44.817769	6.67%	10,759
2019	31.728203	42.015323	32.42%	10,262
2018	38.947280	31.728203	-18.54%	16,191
2017	33.118161	38.947280	17.60%	17,274
2016	30.690586	33.118161	7.91%	19,393
2015	32.103316	30.690586	-4.40%	21,206
2014	30.521783	32.103316	5.18%	21,986
2013	23.741729	30.521783	28.56%	25,496
2012	18.921791	23.741729	25.47%	34,118
2011	21.064586	18.921791	-10.17%	44,448
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.357871	16.946869	10.35%	457
2019	12.975453	15.357871	18.36%	434
2018	14.543938	12.975453	-10.78%	3,665
2017	13.152081	14.543938	10.58%	3,933
2016	11.767143	13.152081	11.77%	3,897
2015	12.705533	11.767143	-7.39%	3,925
2014	12.510067	12.705533	1.56%	23,858
2013	10.235367	12.510067	22.22%	7,216
2012	8.987230	10.235367	13.89%	3,803
2011	9.243283	8.987230	-2.77%	7,195

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.691116	18.585525	-0.56%	20,156
2019	16.308713	18.691116	14.61%	21,168
2018	17.259147	16.308713	-5.51%	31,504
2017	15.935547	17.259147	8.31%	40,437
2016	14.152107	15.935547	12.60%	54,020
2015	15.418968	14.152107	-8.22%	70,904
2014	14.925220	15.418968	3.31%	103,191
2013	13.264831	14.925220	12.52%	99,820
2012	11.924398	13.264831	11.24%	108,929
2011	11.793823	11.924398	1.11%	118,430
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	40.351735	46.211039	14.52%	40,570
2019	31.619503	40.351735	27.62%	44,803
2018	33.733952	31.619503	-6.27%	52,039
2017	28.334488	33.733952	19.06%	56,458
2016	24.725588	28.334488	14.60%	67,694
2015	25.986566	24.725588	-4.85%	82,318
2014	24.204179	25.986566	7.36%	103,312
2013	18.899405	24.204179	28.07%	123,647
2012	17.094405	18.899405	10.56%	134,189
2011	16.330667	17.094405	4.68%	153,072
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	46.138428	47.925834	3.87%	11,976
2019	36.979151	46.138428	24.77%	13,689
2018	42.984947	36.979151	-13.97%	15,919
2017	39.337392	42.984947	9.27%	19,183
2016	30.597302	39.337392	28.56%	21,461
2015	33.456035	30.597302	-8.54%	22,587
2014	33.687183	33.456035	-0.69%	26,286
2013	25.039521	33.687183	34.54%	28,580
2012	21.418750	25.039521	16.90%	46,402
2011	22.536774	21.418750	-4.96%	57,736
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.418002	14.370014	15.72%	5,697
2019	9.925413	12.418002	25.11%	8,609
2018	11.937317	9.925413	-16.85%	8,227
2017	8.609093	11.937317	38.66%	16,268
2016	7.423056	8.609093	15.98%	11,462
2015	9.349959	7.423056	-20.61%	13,871
2014*	10.000000	9.349959	-6.50%	19,457

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	23.503857	22.941285	-2.39%	12,421
2019	21.151325	23.503857	11.12%	14,268
2018	25.332464	21.151325	-16.51%	14,471
2017	21.982639	25.332464	15.24%	16,434
2016	20.769854	21.982639	5.84%	18,011
2015	22.493195	20.769854	-7.66%	23,568
2014	25.631156	22.493195	-12.24%	28,018
2013	21.107060	25.631156	21.43%	13,510
2012	18.078589	21.107060	16.75%	16,513
2011	20.485633	18.078589	-11.75%	19,717
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.619962	8.998005	-6.47%	19,038
2019	9.549496	9.619962	0.74%	23,118
2018	9.487201	9.549496	0.66%	28,822
2017	9.425465	9.487201	0.65%	39,311
2016	9.272000	9.425465	1.66%	42,742
2015	9.811751	9.272000	-5.50%	42,707
2014	9.757084	9.811751	0.56%	61,334
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.157635	13.527633	2.81%	0
2019	11.903338	13.157635	10.54%	0
2018	12.601220	11.903338	-5.54%	0
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.111043	10.655564	5.39%	0
2019	9.408980	10.111043	7.46%	0
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.076438	10.685640	6.05%	0
2019	9.716864	10.076438	3.70%	217
2018	10.366617	9.716864	-6.27%	217
2017	10.125418	10.366617	2.38%	217
2016	10.303072	10.125418	-1.72%	435
2015	10.244085	10.303072	0.58%	1,191
2014	9.911900	10.244085	3.35%	1,337
2013*	10.000000	9.911900	-0.88%	581

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.781205	33.346693	40.22%	2,061
2019	17.652151	23.781205	34.72%	2,169
2018	18.600478	17.652151	-5.10%	2,663
2017	14.827716	18.600478	25.44%	2,828
2016	14.718047	14.827716	0.75%	3,593
2015	14.228486	14.718047	3.44%	3,840
2014	13.320486	14.228486	6.82%	10,684
2013	9.649123	13.320486	38.05%	10,784
2012*	10.000000	9.649123	-3.51%	9,647
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.667333	46.67%	27,271
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	46.412841	58.362126	25.75%	40,697
2019	35.754150	46.412841	29.81%	46,386
2018	41.808976	35.754150	-14.48%	61,901
2017	31.056829	41.808976	34.62%	75,140
2016	31.498354	31.056829	-1.40%	97,188
2015	30.767193	31.498354	2.38%	110,868
2014	30.528975	30.767193	0.78%	120,589
2013	24.344469	30.528975	25.40%	63,688
2012	20.382955	24.344469	19.44%	77,285
2011	22.564578	20.382955	-9.67%	82,577
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	11.013456	11.201190	1.70%	6,245
2019	10.083389	11.013456	9.22%	7,230
2018	10.697323	10.083389	-5.74%	8,457
2017	10.215686	10.697323	4.71%	10,775
2016	9.734758	10.215686	4.94%	13,331
2015	10.109905	9.734758	-3.71%	14,378
2014	9.989009	10.109905	1.21%	17,033
2013	10.152703	9.989009	-1.61%	28,899
2012*	10.000000	10.152703	1.53%	25,515
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	36.868182	41.392817	12.27%	27,087
2019	28.340312	36.868182	30.09%	30,630
2018	31.229889	28.340312	-9.25%	41,806
2017	27.113550	31.229889	15.18%	44,074
2016	24.668666	27.113550	9.91%	49,537
2015	24.228201	24.668666	1.82%	54,239
2014	22.223516	24.228201	9.02%	68,479
2013	17.121860	22.223516	29.80%	76,185
2012	14.869396	17.121860	15.15%	85,317
2011	15.104731	14.869396	-1.56%	111,991

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.757747	18.027720	7.58%	0
2019	13.571838	16.757747	23.47%	0
2018	15.548142	13.571838	-12.71%	0
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	48.981746	57.867296	18.14%	6,446
2019	39.324819	48.981746	24.56%	6,288
2018	44.516943	39.324819	-11.66%	8,054
2017	39.573950	44.516943	12.49%	8,454
2016	34.055250	39.573950	16.21%	13,421
2015	36.724236	34.055250	-7.27%	14,424
2014	33.307274	36.724236	10.26%	18,358
2013	23.985164	33.307274	38.87%	24,766
2012	20.642006	23.985164	16.20%	31,910
2011	21.413044	20.642006	-3.60%	35,751
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.079123	13.242773	19.53%	7,279
2019	8.768422	11.079123	26.35%	7,347
2018	11.038242	8.768422	-20.56%	7,789
2017	8.839848	11.038242	24.87%	8,220
2016	9.201285	8.839848	-3.93%	4,787
2015	9.037071	9.201285	1.82%	3,003
2014*	10.000000	9.037071	-9.63%	2,503
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	18.129866	20.387831	12.45%	7,611
2019	15.076069	18.129866	20.26%	11,646
2018	16.146174	15.076069	-6.63%	11,645
2017	13.823924	16.146174	16.80%	12,265
2016	14.367423	13.823924	-3.78%	12,844
2015	15.874255	14.367423	-9.49%	17,597
2014	16.968621	15.874255	-6.45%	57,667
2013	13.732203	16.968621	23.57%	47,467
2012	11.668809	13.732203	17.68%	60,435
2011	12.733819	11.668809	-8.36%	63,518

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	14.070510	14.732167	4.70%	6,564
2019	12.814350	14.070510	9.80%	6,557
2018	13.257847	12.814350	-3.35%	13,205
2017	12.584724	13.257847	5.35%	14,257
2016	10.968192	12.584724	14.74%	11,990
2015	11.879812	10.968192	-7.67%	14,906
2014	11.805339	11.879812	0.63%	26,979
2013	10.818851	11.805339	9.12%	47,449
2012*	10.000000	10.818851	8.19%	13,376
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.609846	33.268272	47.14%	4,302
2019	16.598429	22.609846	36.22%	3,160
2018	16.819526	16.598429	-1.31%	4,396
2017	13.421857	16.819526	25.31%	1,976
2016	12.807997	13.421857	4.79%	2,093
2015	13.765795	12.807997	-6.96%	2,082
2014	12.923073	13.765795	6.52%	2,331
2013	10.071446	12.923073	28.31%	4,624
2012*	10.000000	10.071446	0.71%	1,280
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	34.625047	38.989226	12.60%	13,444
2019	28.676156	34.625047	20.75%	11,926
2018	28.916415	28.676156	-0.83%	12,569
2017	24.786369	28.916415	16.66%	13,666
2016	24.059044	24.786369	3.02%	14,499
2015	24.263981	24.059044	-0.84%	26,236
2014	22.700930	24.263981	6.89%	24,069
2013	19.188393	22.700930	18.31%	46,888
2012	17.139459	19.188393	11.95%	39,630
2011	17.123931	17.139459	0.09%	44,593
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.609084	11.550471	8.87%	16,696
2019	9.831271	10.609084	7.91%	12,921
2018	10.086152	9.831271	-2.53%	11,530
2017	9.882141	10.086152	2.06%	10,005
2016	9.789400	9.882141	0.95%	10,005
2015*	10.000000	9.789400	-2.11%	7,035

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	59.166920	81.234857	37.30%	17,529
2019	43.781414	59.166920	35.14%	14,896
2018	43.589501	43.781414	0.44%	15,422
2017	33.954569	43.589501	28.38%	19,887
2016	33.728041	33.954569	0.67%	21,174
2015	30.512588	33.728041	10.54%	20,333
2014	28.486644	30.512588	7.11%	18,872
2013	22.039872	28.486644	29.25%	21,321
2012	18.020150	22.039872	22.31%	43,255
2011	19.609001	18.020150	-8.10%	44,538
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	34.080808	50.728098	48.85%	14,744
2019	23.831127	34.080808	43.01%	15,822
2018	23.917048	23.831127	-0.36%	11,705
2017	16.712558	23.917048	43.11%	7,457
2016	14.864566	16.712558	12.43%	4,233
2015	14.384466	14.864566	3.34%	4,325
2014	13.321327	14.384466	7.98%	3,917
2013	9.963663	13.321327	33.70%	5,532
2012*	10.000000	9.963663	-0.36%	4,729
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	34.148859	39.125102	14.57%	6,013
2019	27.292250	34.148859	25.12%	8,785
2018	32.569667	27.292250	-16.20%	9,199
2017	25.213710	32.569667	29.17%	10,076
2016	27.367708	25.213710	-7.87%	11,161
2015	30.389858	27.367708	-9.94%	13,370
2014	35.011491	30.389858	-13.20%	15,615
2013	31.023934	35.011491	12.85%	18,536
2012	27.758746	31.023934	11.76%	24,375
2011	41.544406	27.758746	-33.18%	4,503
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.340120	10.080670	-2.51%	7,980
2019	8.863064	10.340120	16.67%	11,376
2018	11.021070	8.863064	-19.58%	8,147
2017	8.730717	11.021070	26.23%	7,591
2016	7.319854	8.730717	19.27%	7,180
2015	9.272185	7.319854	-21.06%	4,296
2014	9.846146	9.272185	-5.83%	4,141
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.707197	11.358622	6.08%	17,505
2019	10.001606	10.707197	7.05%	14,767
2018	10.233969	10.001606	-2.27%	5,775
2017	9.977646	10.233969	2.57%	2,156
2016*	10.000000	9.977646	-0.22%	1,656

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.856988	32.860513	43.77%	2,188
2019	16.383852	22.856988	39.51%	1,369
2018	16.882342	16.383852	-2.95%	2,466
2017	13.532126	16.882342	24.76%	1,161
2016	12.594771	13.532126	7.44%	1,198
2015	13.033871	12.594771	-3.37%	1,435
2014	14.268194	13.033871	-8.65%	1,461
2013	10.231480	14.268194	39.45%	2,340
2012*	10.000000	10.231480	2.31%	985
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	41.291143	42.088169	1.93%	28,348
2019	32.287172	41.291143	27.89%	30,966
2018	36.475943	32.287172	-11.48%	43,177
2017	31.475791	36.475943	15.89%	54,101
2016	28.013947	31.475791	12.36%	70,406
2015	28.636024	28.013947	-2.17%	71,390
2014	26.313869	28.636024	8.82%	74,317
2013	19.651665	26.313869	33.90%	79,575
2012	17.173439	19.651665	14.43%	97,931
2011	17.471867	17.173439	-1.71%	106,286
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.861658	12.388494	14.06%	5,635
2019*	10.000000	10.861658	8.62%	5,152
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.416370	26.609118	18.70%	20,631
2019	18.065696	22.416370	24.08%	22,927
2018	20.266444	18.065696	-10.86%	24,875
2017	16.182242	20.266444	25.24%	25,598
2016	15.780344	16.182242	2.55%	22,520
2015	15.030159	15.780344	4.99%	22,581
2014	15.049946	15.030159	-0.13%	24,991
2013	11.940664	15.049946	26.04%	19,414
2012	10.430445	11.940664	14.48%	14,774
2011	10.753310	10.430445	-3.00%	13,308
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.635242	21.280691	20.67%	18,638
2019	12.793984	17.635242	37.84%	23,419
2018	12.882644	12.793984	-0.69%	36,833
2017	10.183545	12.882644	26.50%	40,778
2016	9.742943	10.183545	4.52%	51,132
2015*	10.000000	9.742943	-2.57%	59,711
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.326905	33.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.639489	36.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.324676	16.275372	6.20%	16,413
2019	14.029991	15.324676	9.23%	9,899
2018	14.339136	14.029991	-2.16%	9,938
2017	13.711874	14.339136	4.57%	8,291
2016	13.116357	13.711874	4.54%	5,072
2015	13.393855	13.116357	-2.07%	4,800
2014	12.609439	13.393855	6.22%	9,335
2013	12.843574	12.609439	-1.82%	5,407
2012	11.911516	12.843574	7.82%	5,432
2011	11.443545	11.911516	4.09%	19,650
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	27.397658	28.552217	4.21%	3,191
2019	24.301105	27.397658	12.74%	3,427
2018	26.475518	24.301105	-8.21%	3,547
2017	24.464709	26.475518	8.22%	3,800
2016	22.403144	24.464709	9.20%	4,817
2015	22.956538	22.403144	-2.41%	4,837
2014	22.594067	22.956538	1.60%	5,079
2013	25.075807	22.594067	-9.90%	5,213
2012	21.542942	25.075807	16.40%	5,242
2011	20.409846	21.542942	5.55%	5,280
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.924602	11.606487	-2.67%	2,595
2019	9.443809	11.924602	26.27%	1,415
2018	10.383174	9.443809	-9.05%	1,415
2017	9.342310	10.383174	11.14%	1,415
2016	8.228643	9.342310	13.53%	1,415
2015*	10.000000	8.228643	-17.71%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.059722	24.863573	12.71%	1,026
2019	18.015030	22.059722	22.45%	0
2018	19.655909	18.015030	-8.35%	0
2017	16.936896	19.655909	16.05%	0
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	3,269
2014	17.427067	16.854032	-3.29%	2,377
2013	13.377434	17.427067	30.27%	2,800
2012	11.047488	13.377434	21.09%	5,408
2011	11.289892	11.047488	-2.15%	1,370

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.753062	20.474678	48.87%	28,293
2019	10.484330	13.753062	31.18%	34,801
2018	12.741847	10.484330	-17.72%	40,277
2017	10.278060	12.741847	23.97%	40,281
2016	10.671574	10.278060	-3.69%	43,164
2015	10.877853	10.671574	-1.90%	47,148
2014	11.166522	10.877853	-2.59%	51,947
2013	9.339368	11.166522	19.56%	48,161
2012	8.187182	9.339368	14.07%	59,651
2011	9.173427	8.187182	-10.75%	66,932
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.255676	22.402264	10.60%	142,122
2019	16.982646	20.255676	19.27%	149,283
2018	18.100041	16.982646	-6.17%	136,805
2017	15.828675	18.100041	14.35%	128,526
2016	14.705080	15.828675	7.64%	136,672
2015	14.746106	14.705080	-0.28%	156,419
2014	14.222958	14.746106	3.68%	200,099
2013	11.682668	14.222958	21.74%	158,427
2012	10.224031	11.682668	14.27%	195,176
2011	10.257868	10.224031	-0.33%	190,478
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.664015	13.656971	7.84%	75,947
2019	11.767250	12.664015	7.62%	73,661
2018	12.046327	11.767250	-2.32%	77,393
2017	11.818807	12.046327	1.93%	87,569
2016	11.658989	11.818807	1.37%	84,573
2015	11.833908	11.658989	-1.48%	86,557
2014	11.415393	11.833908	3.67%	89,049
2013	11.865284	11.415393	-3.79%	118,787
2012	11.447284	11.865284	3.65%	132,029
2011	10.964216	11.447284	4.41%	130,915
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.995472	32.070744	28.31%	14,853
2019	18.780289	24.995472	33.09%	16,207
2018	20.997902	18.780289	-10.56%	22,859
2017	16.235323	20.997902	29.33%	34,020
2016	16.409556	16.235323	-1.06%	37,500
2015	15.596771	16.409556	5.21%	31,130
2014	15.509504	15.596771	0.56%	38,659
2013	12.208952	15.509504	27.03%	40,668
2012	10.127105	12.208952	20.56%	50,365
2011	11.307734	10.127105	-10.44%	51,566

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.890251	40.228763	49.60%	10,177
2019	20.900653	26.890251	28.66%	11,587
2018	21.306564	20.900653	-1.91%	17,119
2017	16.882600	21.306564	26.20%	23,119
2016	15.674978	16.882600	7.70%	26,467
2015	14.914799	15.674978	5.10%	46,318
2014	13.976162	14.914799	6.72%	48,088
2013	10.919651	13.976162	27.99%	47,236
2012	9.419098	10.919651	15.93%	63,604
2011	10.007247	9.419098	-5.88%	68,611
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.390402	23.885515	11.66%	42,040
2019	17.236957	21.390402	24.10%	41,833
2018	17.846319	17.236957	-3.41%	44,576
2017	14.821641	17.846319	20.41%	58,079
2016	13.510758	14.821641	9.70%	65,498
2015	13.534704	13.510758	-0.18%	71,787
2014	12.434315	13.534704	8.85%	71,164
2013	9.469669	12.434315	31.31%	74,203
2012	8.192020	9.469669	15.60%	85,763
2011	8.485198	8.192020	-3.46%	94,312
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.697679	18.186002	2.76%	26,108
2019	16.416529	17.697679	7.80%	29,624
2018	17.024702	16.416529	-3.57%	32,551
2017	16.213090	17.024702	5.01%	32,389
2016	15.111128	16.213090	7.29%	36,383
2015	15.757859	15.111128	-4.10%	36,724
2014	15.360758	15.757859	2.59%	40,240
2013	15.732100	15.360758	-2.36%	65,195
2012	14.193088	15.732100	10.84%	83,171
2011	13.616863	14.193088	4.23%	76,979
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	37.097069	40.316141	8.68%	12,821
2019	29.116400	37.097069	27.41%	14,852
2018	29.569027	29.116400	-1.53%	16,306
2017	24.901026	29.569027	18.75%	16,291
2016	22.684279	24.901026	9.77%	20,726
2015	22.820376	22.684279	-0.60%	23,019
2014	20.667120	22.820376	10.42%	23,989
2013	16.001710	20.667120	29.16%	25,718
2012	14.233747	16.001710	12.42%	35,120
2011	14.359252	14.233747	-0.87%	38,406

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	36.707705	37.462293	2.06%	19,357
2019	29.268217	36.707705	25.42%	20,862
2018	32.030256	29.268217	-8.62%	23,575
2017	27.559728	32.030256	16.22%	24,525
2016	23.736306	27.559728	16.11%	27,475
2015	25.712053	23.736306	-7.68%	37,629
2014	23.903781	25.712053	7.56%	44,441
2013	17.890788	23.903781	33.61%	47,185
2012	15.331834	17.890788	16.69%	58,768
2011	15.931666	15.331834	-3.77%	67,421
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.324082	12.809224	13.11%	0
2019	9.976420	11.324082	13.51%	0
2018	11.038476	9.976420	-9.62%	0
2017	9.438015	11.038476	16.96%	0
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.075130	18.979434	11.15%	2,364
2019	13.949029	17.075130	22.41%	2,367
2018	15.827321	13.949029	-11.87%	2,369
2017	13.378341	15.827321	18.31%	2,371
2016	12.501630	13.378341	7.01%	2,373
2015	12.885875	12.501630	-2.98%	7,613
2014	12.487438	12.885875	3.19%	7,868
2013	9.766700	12.487438	27.86%	9,660
2012	8.515135	9.766700	14.70%	8,877
2011	9.210181	8.515135	-7.55%	39,864
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.323325	16.596548	8.31%	34,671
2019	13.356334	15.323325	14.73%	40,054
2018	14.425574	13.356334	-7.41%	42,156
2017	13.036575	14.425574	10.65%	42,268
2016	12.441203	13.036575	4.79%	51,476
2015	12.733574	12.441203	-2.30%	54,779
2014	12.363447	12.733574	2.99%	53,104
2013	10.919428	12.363447	13.22%	54,258
2012	9.956667	10.919428	9.67%	53,847
2011	10.219895	9.956667	-2.58%	53,286

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.502322	18.164703	10.07%	19,449
2019	13.898167	16.502322	18.74%	20,360
2018	15.325623	13.898167	-9.31%	21,338
2017	13.400962	15.325623	14.36%	36,281
2016	12.644349	13.400962	5.98%	93,024
2015	12.976824	12.644349	-2.56%	103,212
2014	12.551484	12.976824	3.39%	105,110
2013	10.483128	12.551484	19.73%	116,787
2012	9.341674	10.483128	12.22%	107,996
2011	9.797479	9.341674	-4.65%	110,286
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.420329	14.258837	6.25%	0
2019	12.279880	13.420329	9.29%	0
2018	12.768814	12.279880	-3.83%	0
2017	12.157004	12.768814	5.03%	0
2016	11.767640	12.157004	3.31%	17,415
2015	12.004692	11.767640	-1.97%	17,415
2014	11.764140	12.004692	2.04%	17,415
2013	11.353027	11.764140	3.62%	27,049
2012	10.695079	11.353027	6.15%	22,217
2011	10.679483	10.695079	0.15%	22,673
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.605033	13.075035	3.73%	0
2019	11.211489	12.605033	12.43%	0
2018	12.210446	11.211489	-8.18%	0
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.113284	13.902368	6.02%	0
2019	11.505640	13.113284	13.97%	0
2018	12.538999	11.505640	-8.24%	0
2017	10.779491	12.538999	16.32%	0
2016	10.277121	10.779491	4.89%	0
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.964682	17.450360	9.31%	45,120
2019	13.683889	15.964682	16.67%	55,158
2018	14.915027	13.683889	-8.25%	57,348
2017	13.252104	14.915027	12.55%	62,494
2016	12.572145	13.252104	5.41%	75,848
2015	12.868444	12.572145	-2.30%	79,660
2014	12.461811	12.868444	3.26%	91,786
2013	10.712256	12.461811	16.33%	93,663
2012	9.653974	10.712256	10.96%	126,599
2011	10.009410	9.653974	-3.55%	112,928
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.773629	18.594720	10.86%	47,707
2019	13.896593	16.773629	20.70%	51,068
2018	15.551399	13.896593	-10.64%	54,290
2017	13.337667	15.551399	16.60%	61,072
2016	12.553092	13.337667	6.25%	82,380
2015	12.906591	12.553092	-2.74%	83,404
2014	12.499753	12.906591	3.25%	88,697
2013	10.185291	12.499753	22.72%	92,892
2012	9.001558	10.185291	13.15%	94,360
2011	9.561977	9.001558	-5.86%	95,211
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.785503	15.922800	7.69%	5,844
2019	13.099262	14.785503	12.87%	6,079
2018	13.929486	13.099262	-5.96%	6,345
2017	12.836374	13.929486	8.52%	6,646
2016	12.262919	12.836374	4.68%	6,933
2015	12.551838	12.262919	-2.30%	7,269
2014	12.212196	12.551838	2.78%	21,423
2013	11.117335	12.212196	9.85%	38,874
2012	10.230827	11.117335	8.67%	35,674
2011	10.388154	10.230827	-1.51%	37,311
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.832381	16.444285	3.86%	16,134
2019	14.253069	15.832381	11.08%	20,569
2018	17.120678	14.253069	-16.75%	17,258
2017	14.127324	17.120678	21.19%	15,415
2016	14.147870	14.127324	-0.15%	16,211
2015	14.908856	14.147870	-5.10%	19,680
2014	16.436669	14.908856	-9.30%	21,938
2013	13.859670	16.436669	18.59%	20,479
2012	11.738872	13.859670	18.07%	22,487
2011	13.574005	11.738872	-13.52%	23,339
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.751703	17.52%	13,587

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.605148	14.344937	5.44%	10,256
2019	12.674961	13.605148	7.34%	18,756
2018	12.925207	12.674961	-1.94%	15,522
2017	12.563289	12.925207	2.88%	20,554
2016	12.115475	12.563289	3.70%	14,372
2015	12.377812	12.115475	-2.12%	19,170
2014	11.974236	12.377812	3.37%	22,586
2013	12.389526	11.974236	-3.35%	19,158
2012	11.673239	12.389526	6.14%	21,235
2011	11.126508	11.673239	4.91%	26,815
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.511157	15.625183	7.68%	7,529
2019	13.408466	14.511157	8.22%	7,570
2018	13.779404	13.408466	-2.69%	7,788
2017	13.446822	13.779404	2.47%	7,892
2016	13.177005	13.446822	2.05%	7,095
2015	13.413184	13.177005	-1.76%	7,741
2014	12.950768	13.413184	3.57%	9,527
2013	13.389013	12.950768	-3.27%	8,495
2012	12.657925	13.389013	5.78%	11,346
2011	12.086780	12.657925	4.73%	4,745
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.628632	10.888540	2.45%	2,245
2019	10.098122	10.628632	5.25%	4,120
2018*	10.000000	10.098122	0.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	37.791254	42.169427	11.59%	5,598
2019	31.198464	37.791254	21.13%	6,454
2018	38.369921	31.198464	-18.69%	7,968
2017	27.512883	38.369921	39.46%	10,134
2016	25.921664	27.512883	6.14%	10,457
2015	31.336813	25.921664	-17.28%	12,446
2014	33.662458	31.336813	-6.91%	15,068
2013	33.942966	33.662458	-0.83%	2,544
2012	29.381523	33.942966	15.52%	3,628
2011	38.438953	29.381523	-23.56%	4,987
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.801348	27.011476	4.69%	13,362
2019	22.771311	25.801348	13.31%	18,078
2018	23.774143	22.771311	-4.22%	20,505
2017	22.550524	23.774143	5.43%	22,374
2016	20.003431	22.550524	12.73%	29,696
2015	20.798934	20.003431	-3.82%	35,712
2014	20.538400	20.798934	1.27%	41,043
2013	19.424622	20.538400	5.73%	21,153
2012	17.171483	19.424622	13.12%	23,921
2011	16.748919	17.171483	2.52%	29,441

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.662075	14.311945	4.76%	60,755
2019	13.018688	13.662075	4.94%	69,041
2018	13.190714	13.018688	-1.30%	75,063
2017	13.084498	13.190714	0.81%	87,519
2016	13.152117	13.084498	-0.51%	106,061
2015	13.333096	13.152117	-1.36%	115,284
2014	12.911913	13.333096	3.26%	145,530
2013	13.628048	12.911913	-5.25%	162,977
2012	13.391619	13.628048	1.77%	190,760
2011	12.643385	13.391619	5.92%	236,605
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.750688	9.652245	-1.01%	135,228
2019	9.701295	9.750688	0.51%	121,734
2018	9.690009	9.701295	0.12%	218,992
2017	9.771151	9.690009	-0.83%	176,366
2016	9.893746	9.771151	-1.24%	256,957
2015	10.018981	9.893746	-1.25%	292,992
2014	10.145801	10.018981	-1.25%	251,353
2013	10.274228	10.145801	-1.25%	289,226
2012	10.404631	10.274228	-1.25%	383,352
2011	10.535967	10.404631	-1.25%	433,052
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.558801	11.228132	6.34%	2,945
2019	8.991802	10.558801	17.43%	3,330
2018	10.688405	8.991802	-15.87%	3,330
2017	8.517284	10.688405	25.49%	3,330
2016	8.570486	8.517284	-0.62%	3,820
2015	8.967806	8.570486	-4.43%	4,053
2014	9.147158	8.967806	-1.96%	5,950
2013	7.879131	9.147158	16.09%	7,338
2012	6.924704	7.879131	13.78%	7,641
2011	7.791317	6.924704	-11.12%	11,046
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.919806	12.609713	5.79%	0
2019	9.959148	11.919806	19.69%	3,102
2018	11.745121	9.959148	-15.21%	2,665
2017	9.556250	11.745121	22.91%	0
2016	9.626545	9.556250	-0.73%	0
2015	9.885699	9.626545	-2.62%	0
2014	10.671140	9.885699	-7.36%	0
2013	8.929890	10.671140	19.50%	252
2012	7.649968	8.929890	16.73%	0
2011	8.888768	7.649968	-13.94%	4,606

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	34.021260	37.901806	11.41%	54,350
2019	27.843956	34.021260	22.19%	56,051
2018	30.937879	27.843956	-10.00%	62,227
2017	26.453199	30.937879	16.95%	66,395
2016	24.470336	26.453199	8.10%	82,124
2015	25.029917	24.470336	-2.24%	97,118
2014	24.143127	25.029917	3.67%	97,454
2013	19.213484	24.143127	25.66%	94,423
2012	16.787494	19.213484	14.45%	105,596
2011	17.695222	16.787494	-5.13%	131,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.937824	20.460178	8.04%	1,219
2019	16.626792	18.937824	13.90%	1,233
2018	17.696609	16.626792	-6.05%	1,248
2017	16.125138	17.696609	9.75%	1,262
2016	15.360583	16.125138	4.98%	1,276
2015	15.582083	15.360583	-1.42%	1,292
2014	15.087523	15.582083	3.28%	1,433
2013	13.470237	15.087523	12.01%	10,174
2012	12.470644	13.470237	8.02%	14,118
2011	12.517421	12.470644	-0.37%	32,247
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.069979	25.428585	10.22%	15,630
2019	19.477993	23.069979	18.44%	10,435
2018	21.090608	19.477993	-7.65%	10,792
2017	18.602127	21.090608	13.38%	20,651
2016	17.483834	18.602127	6.40%	22,365
2015	17.799825	17.483834	-1.78%	21,714
2014	17.132214	17.799825	3.90%	26,138
2013	14.518698	17.132214	18.00%	22,277
2012	13.098350	14.518698	10.84%	21,687
2011	13.389091	13.098350	-2.17%	22,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.202127	17.074004	5.38%	50,821
2019	14.979247	16.202127	8.16%	60,020
2018	15.448490	14.979247	-3.04%	49,347
2017	14.802339	15.448490	4.37%	54,346
2016	14.376238	14.802339	2.96%	56,762
2015	14.519769	14.376238	-0.99%	51,047
2014	14.152969	14.519769	2.59%	50,749
2013	13.671540	14.152969	3.52%	58,976
2012	13.163716	13.671540	3.86%	75,126
2011	12.950424	13.163716	1.65%	102,051

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.601822	13.011783	3.25%	0
2019	11.293388	12.601822	11.59%	0
2018	12.118886	11.293388	-6.81%	0
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.195435	13.855054	5.00%	4,451
2019	11.594500	13.195435	13.81%	4,451
2018	12.498795	11.594500	-7.24%	4,451
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	25.129479	27.382406	8.97%	147,883
2019	21.612428	25.129479	16.27%	157,419
2018	23.205594	21.612428	-6.87%	191,668
2017	20.808624	23.205594	11.52%	222,403
2016	19.666534	20.808624	5.81%	240,565
2015	19.982371	19.666534	-1.58%	302,592
2014	19.238538	19.982371	3.87%	349,146
2013	16.704500	19.238538	15.17%	414,075
2012	15.265890	16.704500	9.42%	468,055
2011	15.464981	15.265890	-1.29%	577,717
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	30.398477	33.719391	10.92%	146,160
2019	25.267771	30.398477	20.31%	185,131
2018	27.732165	25.267771	-8.89%	239,198
2017	24.067993	27.732165	15.22%	254,354
2016	22.466353	24.067993	7.13%	288,788
2015	22.917995	22.466353	-1.97%	309,697
2014	22.112000	22.917995	3.65%	330,124
2013	18.297341	22.112000	20.85%	373,446
2012	16.288200	18.297341	12.33%	390,445
2011	16.852338	16.288200	-3.35%	437,313

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.515140	21.991337	7.20%	93,951
2019	18.306536	20.515140	12.06%	102,311
2018	19.258238	18.306536	-4.94%	138,314
2017	17.856538	19.258238	7.85%	136,133
2016	17.106388	17.856538	4.39%	142,601
2015	17.328224	17.106388	-1.28%	158,321
2014	16.753549	17.328224	3.43%	181,796
2013	15.354187	16.753549	9.11%	198,372
2012	14.391909	15.354187	6.69%	210,253
2011	14.279185	14.391909	0.79%	298,429
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.477141	11.083302	5.79%	218
2019*	10.000000	10.477141	4.77%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.778109	12.320786	14.31%	0
2019*	10.000000	10.778109	7.78%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.445881	30.079281	28.29%	34,360
2019	18.232900	23.445881	28.59%	39,200
2018	19.105107	18.232900	-4.57%	47,282
2017	14.895592	19.105107	28.26%	52,553
2016	14.789317	14.895592	0.72%	55,511
2015	14.522041	14.789317	1.84%	68,374
2014	13.350956	14.522041	8.77%	77,591
2013	10.058416	13.350956	32.73%	93,396
2012	8.770463	10.058416	14.69%	122,188
2011	9.177926	8.770463	-4.44%	140,671
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.193120	13.952123	5.75%	775
2019	11.229819	13.193120	17.48%	854
2018	11.948737	11.229819	-6.02%	1,016
2017	10.292866	11.948737	16.09%	610
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.181014	16.037819	5.64%	0
2019	12.602734	15.181014	20.46%	0
2018	13.100483	12.602734	-3.80%	0
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	3,733
2014*	10.000000	10.143385	1.43%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	39.332378	46.037238	17.05%	131,950
2019	29.002711	39.332378	35.62%	148,125
2018	29.831512	29.002711	-2.78%	187,604
2017	23.773059	29.831512	25.48%	222,743
2016	23.298629	23.773059	2.04%	270,465
2015	22.508109	23.298629	3.51%	315,186
2014	20.995336	22.508109	7.21%	364,313
2013	15.600326	20.995336	34.58%	424,851
2012	13.340653	15.600326	16.94%	497,996
2011	13.854859	13.340653	-3.71%	605,733
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.343835	30.382123	0.13%	35,169
2019	24.255869	30.343835	25.10%	44,470
2018	27.134364	24.255869	-10.61%	50,537
2017	25.338815	27.134364	7.09%	57,368
2016	21.344458	25.338815	18.71%	71,242
2015	22.619351	21.344458	-5.64%	68,367
2014	20.279873	22.619351	11.54%	82,409
2013	15.596682	20.279873	30.03%	96,951
2012	13.800923	15.596682	13.01%	114,999
2011	13.907599	13.800923	-0.77%	154,668
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.805553	18.06%	37,770
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	49.737605	55.557410	11.70%	16,637
2019	40.084839	49.737605	24.08%	19,375
2018	45.810265	40.084839	-12.50%	27,541
2017	40.066370	45.810265	14.34%	29,859
2016	33.728810	40.066370	18.79%	32,863
2015	35.043855	33.728810	-3.75%	35,904
2014	32.432207	35.043855	8.05%	44,595
2013	24.684762	32.432207	31.39%	47,933
2012	21.279732	24.684762	16.00%	58,854
2011	22.111126	21.279732	-3.76%	83,486
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.978757	22.431786	-2.38%	17,174
2019	18.789141	22.978757	22.30%	28,058
2018	21.910773	18.789141	-14.25%	29,779
2017	19.490129	21.910773	12.42%	31,120
2016	16.783344	19.490129	16.13%	33,339
2015	17.500807	16.783344	-4.10%	34,928
2014	15.144711	17.500807	15.56%	37,859
2013	11.303532	15.144711	33.98%	36,706
2012	9.838731	11.303532	14.89%	34,288
2011	10.199792	9.838731	-3.54%	42,653

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	36.719048	50.950987	38.76%	6,217
2019	27.466854	36.719048	33.68%	5,773
2018	30.306596	27.466854	-9.37%	7,001
2017	24.620909	30.306596	23.09%	6,418
2016	23.072494	24.620909	6.71%	9,332
2015	23.241452	23.072494	-0.73%	10,199
2014	22.953053	23.241452	1.26%	14,594
2013	16.146878	22.953053	42.15%	14,145
2012	14.458683	16.146878	11.68%	21,668
2011	14.768511	14.458683	-2.10%	28,701
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	41.336906	42.841220	3.64%	20,713
2019	35.268158	41.336906	17.21%	23,156
2018	43.096767	35.268158	-18.17%	24,681
2017	40.128265	43.096767	7.40%	26,538
2016	32.348928	40.128265	24.05%	32,504
2015	34.956986	32.348928	-7.46%	34,211
2014	33.156375	34.956986	5.43%	41,104
2013	23.978687	33.156375	38.27%	46,986
2012	20.184476	23.978687	18.80%	51,876
2011	21.618365	20.184476	-6.63%	64,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	43.022070	51.982115	20.83%	23,591
2019	34.754975	43.022070	23.79%	25,083
2018	40.379645	34.754975	-13.93%	28,473
2017	36.121578	40.379645	11.79%	30,287
2016	29.848592	36.121578	21.02%	35,040
2015	30.810322	29.848592	-3.12%	42,965
2014	31.027828	30.810322	-0.70%	46,793
2013	22.355183	31.027828	38.79%	61,266
2012	19.647183	22.355183	13.78%	73,547
2011	21.121050	19.647183	-6.98%	88,785
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	21.119121	23.649890	11.98%	9,078
2019	16.696884	21.119121	26.49%	9,101
2018	17.800786	16.696884	-6.20%	10,469
2017	14.448105	17.800786	23.20%	16,138
2016	12.885351	14.448105	12.13%	8,546
2015	13.205974	12.885351	-2.43%	9,075
2014	12.549956	13.205974	5.23%	9,620
2013	8.854256	12.549956	41.74%	7,398
2012	7.674564	8.854256	15.37%	2,911
2011	8.796863	7.674564	-12.76%	6,026

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.974516	24.594082	11.92%	12,691
2019	17.654347	21.974516	24.47%	16,216
2018	18.995031	17.654347	-7.06%	16,747
2017	16.250602	18.995031	16.89%	16,139
2016	14.944974	16.250602	8.74%	17,288
2015	15.197742	14.944974	-1.66%	21,318
2014	13.926484	15.197742	9.13%	24,363
2013	10.178608	13.926484	36.82%	26,483
2012	9.254299	10.178608	9.99%	27,965
2011	9.687562	9.254299	-4.47%	31,149
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.937035	16.703651	-6.88%	44,189
2019	13.924683	17.937035	28.81%	47,273
2018	14.698247	13.924683	-5.26%	56,664
2017	14.022365	14.698247	4.82%	69,519
2016	13.248540	14.022365	5.84%	76,903
2015	14.221218	13.248540	-6.84%	85,959
2014	11.197893	14.221218	27.00%	106,412
2013	11.041496	11.197893	1.42%	114,638
2012	9.674180	11.041496	14.13%	147,719
2011	9.229811	9.674180	4.81%	168,286
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.819258	24.229051	16.38%	8,782
2019	16.113458	20.819258	29.20%	8,785
2018	17.154565	16.113458	-6.07%	11,682
2017	14.329700	17.154565	19.71%	13,493
2016	13.026127	14.329700	10.01%	18,217
2015	13.067803	13.026127	-0.32%	10,538
2014	11.702809	13.067803	11.66%	20,794
2013*	10.000000	11.702809	17.03%	16,917
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.819448	10.986782	1.55%	9,396
2019	10.526176	10.819448	2.79%	4,666
2018	10.573416	10.526176	-0.45%	2,309
2017	10.540432	10.573416	0.31%	9,071
2016	10.414002	10.540432	1.21%	7,545
2015	10.581916	10.414002	-1.59%	23,848
2014	10.663192	10.581916	-0.76%	14,235
2013	10.786788	10.663192	-1.15%	13,326
2012	10.551870	10.786788	2.23%	8,317
2011	10.548150	10.551870	0.04%	10,262

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.729001	20.889522	17.83%	4,735
2019	14.367310	17.729001	23.40%	3,440
2018	16.411881	14.367310	-12.46%	443
2017	14.554989	16.411881	12.76%	452
2016	12.193783	14.554989	19.36%	3,022
2015	12.981900	12.193783	-6.07%	419
2014	12.573928	12.981900	3.24%	442
2013*	10.000000	12.573928	25.74%	1,549
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.422067	37.122282	58.49%	24,135
2019	17.333290	23.422067	35.13%	28,103
2018	18.884963	17.333290	-8.22%	32,644
2017	14.996019	18.884963	25.93%	38,001
2016	14.318279	14.996019	4.73%	42,528
2015	14.549818	14.318279	-1.59%	45,875
2014	14.205582	14.549818	2.42%	71,468
2013	10.378591	14.205582	36.87%	82,858
2012	9.167701	10.378591	13.21%	90,913
2011	9.715983	9.167701	-5.64%	101,365
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	46.913630	64.724041	37.96%	1,902
2019	35.859749	46.913630	30.83%	2,851
2018	38.865094	35.859749	-7.73%	3,236
2017	31.594997	38.865094	23.01%	3,372
2016	30.715557	31.594997	2.86%	3,946
2015	30.797972	30.715557	-0.27%	3,996
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.820205	11.054409	2.16%	18,947
2019	10.567567	10.820205	2.39%	21,282
2018	10.593908	10.567567	-0.25%	22,521
2017	10.632876	10.593908	-0.37%	25,536
2016	10.637399	10.632876	-0.04%	36,566
2015	10.752299	10.637399	-1.07%	40,632
2014	10.822389	10.752299	-0.65%	50,365
2013	10.892194	10.822389	-0.64%	63,799
2012	10.544799	10.892194	3.29%	75,288
2011	10.647160	10.544799	-0.96%	81,497

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	36.488189	43.080822	18.07%	8,037
2019	29.352209	36.488189	24.31%	8,795
2018	31.531305	29.352209	-6.91%	9,133
2017	26.960611	31.531305	16.95%	11,411
2016	24.850205	26.960611	8.49%	13,693
2015	25.281979	24.850205	-1.71%	15,734
2014	23.194033	25.281979	9.00%	16,759
2013	17.069010	23.194033	35.88%	18,935
2012	15.575458	17.069010	9.59%	26,659
2011	16.273510	15.575458	-4.29%	34,535
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.021154	12.809628	6.56%	412
2019	10.893968	12.021154	10.35%	461
2018	11.668187	10.893968	-6.64%	515
2017	10.421269	11.668187	11.97%	577
2016	9.346630	10.421269	11.50%	947
2015	10.422561	9.346630	-10.32%	2,167
2014	10.506702	10.422561	-0.80%	5,221
2013	10.628082	10.506702	-1.14%	6,051
2012*	10.000000	10.628082	6.28%	1,537
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.403272	12.001659	5.25%	1,859
2019	10.071838	11.403272	13.22%	1,862
2018	10.717184	10.071838	-6.02%	2,193
2017	9.885634	10.717184	8.41%	7,286
2016	8.842097	9.885634	11.80%	4,524
2015	9.170931	8.842097	-3.59%	304
2014	9.158382	9.170931	0.14%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.164776	13.293541	9.28%	2,756
2019	11.521731	12.164776	5.58%	5,042
2018	12.163873	11.521731	-5.28%	7,680
2017	11.123363	12.163873	9.35%	3,009
2016	10.945971	11.123363	1.62%	6,210
2015	11.941366	10.945971	-8.34%	3,825
2014	12.056240	11.941366	-0.95%	3,995
2013	13.066955	12.056240	-7.73%	5,946
2012	12.574831	13.066955	3.91%	8,314
2011	11.745076	12.574831	7.06%	7,575

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.680272	11.867567	1.60%	29,096
2019	11.381531	11.680272	2.62%	30,476
2018	11.499129	11.381531	-1.02%	38,936
2017	11.500269	11.499129	-0.01%	48,943
2016	11.495418	11.500269	0.04%	49,812
2015	11.616677	11.495418	-1.04%	43,456
2014	11.676359	11.616677	-0.51%	95,173
2013	11.851685	11.676359	-1.48%	50,364
2012	11.349481	11.851685	4.42%	66,694
2011	11.378072	11.349481	-0.25%	80,588
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.382631	10.472301	0.86%	0
2019	10.238011	10.382631	1.41%	8,188
2018	10.222437	10.238011	0.15%	8,299
2017	10.118237	10.222437	1.03%	0
2016*	10.000000	10.118237	1.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.731660	12.573350	7.17%	15,819
2019	10.975021	11.731660	6.89%	17,583
2018	11.185729	10.975021	-1.88%	16,765
2017	10.806383	11.185729	3.51%	16,948
2016	10.667199	10.806383	1.30%	18,113
2015	10.766092	10.667199	-0.92%	18,286
2014	10.466187	10.766092	2.87%	81,591
2013	10.820820	10.466187	-3.28%	38,278
2012	10.007389	10.820820	8.13%	39,038
2011*	10.000000	10.007389	0.07%	9,914
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.253747	25.003192	36.98%	26,967
2019	13.517954	18.253747	35.03%	30,126
2018	13.371785	13.517954	1.09%	23,218
2017	10.343924	13.371785	29.27%	10,021
2016*	10.000000	10.343924	3.44%	8,466
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.781578	24.110919	10.69%	709
2019	17.624253	21.781578	23.59%	709
2018	22.066336	17.624253	-20.13%	709
2017	17.652674	22.066336	25.00%	766
2016	18.325093	17.652674	-3.67%	766
2015	18.531085	18.325093	-1.11%	766
2014	20.130021	18.531085	-7.94%	1,782
2013	15.916783	20.130021	26.47%	1,782
2012	13.221140	15.916783	20.39%	1,782
2011	16.117634	13.221140	-17.97%	1,934
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.508413	35.08%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.111661	13.699040	4.48%	3,313
2019	10.181875	13.111661	28.77%	5,528
2018	11.267997	10.181875	-9.64%	6,098
2017*	10.000000	11.267997	12.68%	7,261
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.616456	56.954296	27.65%	20,850
2019	35.124948	44.616456	27.02%	22,284
2018	35.269693	35.124948	-0.41%	23,830
2017	28.054150	35.269693	25.72%	28,417
2016	31.817793	28.054150	-11.83%	32,041
2015	28.648034	31.817793	11.06%	36,735
2014	22.107656	28.648034	29.58%	47,247
2013	14.874074	22.107656	48.63%	34,305
2012	11.498337	14.874074	29.36%	28,599
2011	10.548103	11.498337	9.01%	19,119
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.852122	6.867001	17.34%	5,941
2019	5.312797	5.852122	10.15%	5,976
2018	7.516962	5.312797	-29.32%	5,329
2017	7.764929	7.516962	-3.19%	11,631
2016	5.482729	7.764929	41.63%	6,005
2015	8.365087	5.482729	-34.46%	4,449
2014	10.503060	8.365087	-20.36%	3,436
2013	9.643196	10.503060	8.92%	5,417
2012*	10.000000	9.643196	-3.57%	3,155
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	6.015624	7.075769	17.62%	1,049
2019	5.445462	6.015624	10.47%	2,672
2018	7.689091	5.445462	-29.18%	2,775
2017	7.920647	7.689091	-2.92%	3,189
2016	5.581115	7.920647	41.92%	3,930
2015	8.492269	5.581115	-34.28%	4,921
2014	10.630705	8.492269	-20.12%	5,170
2013	9.739333	10.630705	9.15%	5,359
2012*	10.000000	9.739333	-2.61%	27,081
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.798159	10.497956	-2.78%	0
2019*	10.000000	10.798159	7.98%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.534956	58.484580	55.81%	1,993
2019	30.449662	37.534956	23.27%	3,032
2018	30.438825	30.449662	0.04%	4,858
2017	24.490257	30.438825	24.29%	2,399
2016	23.016386	24.490257	6.40%	5,070
2015	23.999540	23.016386	-4.10%	5,870
2014	24.768425	23.999540	-3.10%	8,114
2013	16.695556	24.768425	48.35%	12,072
2012	15.673689	16.695556	6.52%	8,059
2011	16.636421	15.673689	-5.79%	9,608

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.406891	13.868759	3.45%	0
2019	11.793009	13.406891	13.69%	0
2018	12.903356	11.793009	-8.61%	0
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	0
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	36.004343	36.396519	1.09%	0
2019	29.525649	36.004343	21.94%	0
2018	31.790086	29.525649	-7.12%	0
2017	27.170828	31.790086	17.00%	0
2016	24.796566	27.170828	9.57%	0
2015	24.782342	24.796566	0.06%	0
2014	22.986004	24.782342	7.81%	0
2013	17.311831	22.986004	32.78%	0
2012	14.968109	17.311831	15.66%	0
2011	14.304207	14.968109	4.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.820984	8.894305	0.83%	0
2019	7.656240	8.820984	15.21%	0
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	44.534694	45.274881	1.66%	12,007
2019	37.650766	44.534694	18.28%	11,054
2018	45.061307	37.650766	-16.45%	11,408
2017	40.475152	45.061307	11.33%	15,368
2016	32.876571	40.475152	23.11%	17,938
2015	35.338702	32.876571	-6.97%	21,146
2014	32.880765	35.338702	7.48%	22,818
2013	24.216588	32.880765	35.78%	28,253
2012	20.721634	24.216588	16.87%	38,570
2011	22.986580	20.721634	-9.85%	46,031
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.477123	15.646239	8.08%	144,213
2019	13.475577	14.477123	7.43%	144,552
2018	14.057236	13.475577	-4.14%	171,745
2017	13.744427	14.057236	2.28%	191,124
2016	13.346432	13.744427	2.98%	184,360
2015	13.871458	13.346432	-3.78%	207,440
2014	13.612111	13.871458	1.91%	211,166
2013	15.076827	13.612111	-9.72%	236,173
2012	14.232459	15.076827	5.93%	320,331
2011	12.910361	14.232459	10.24%	323,651

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	34.215161	37.617379	9.94%	0
2019	28.027365	34.215161	22.08%	0
2018	30.615420	28.027365	-8.45%	0
2017	25.797056	30.615420	18.68%	0
2016	23.100038	25.797056	11.68%	0
2015	24.897323	23.100038	-7.22%	0
2014	22.467450	24.897323	10.82%	0
2013	16.810054	22.467450	33.65%	0
2012	14.888184	16.810054	12.91%	0
2011	14.672334	14.888184	1.47%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.323731	33.238782	-0.25%	57,528
2019	26.187234	33.323731	27.25%	64,719
2018	30.501309	26.187234	-14.14%	78,785
2017	27.736802	30.501309	9.97%	84,049
2016	22.910569	27.736802	21.07%	98,079
2015	23.596828	22.910569	-2.91%	101,463
2014	20.578136	23.596828	14.67%	114,546
2013	16.058213	20.578136	28.15%	123,904
2012	14.005712	16.058213	14.65%	126,164
2011	14.317670	14.005712	-2.18%	129,897
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	36.097539	35.905993	-0.53%	650
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.763032	12.417955	5.57%	8,962
2019	10.381120	11.763032	13.31%	3,464
2018	10.836995	10.381120	-4.21%	3,361
2017	10.258728	10.836995	5.64%	3,764
2016	9.217194	10.258728	11.30%	2,711
2015*	10.000000	9.217194	-7.83%	1,193
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.626490	11.378619	7.08%	17,938
2019	9.869171	10.626490	7.67%	17,974
2018	10.077667	9.869171	-2.07%	15,262
2017	9.897857	10.077667	1.82%	5,985
2016	9.792122	9.897857	1.08%	13,810
2015*	10.000000	9.792122	-2.08%	520
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.753761	15.074236	2.17%	7,814
2019	11.733519	14.753761	25.74%	12,052
2018	12.847824	11.733519	-8.67%	9,499
2017	11.179574	12.847824	14.92%	7,947
2016	9.764095	11.179574	14.50%	4,747
2015*	10.000000	9.764095	-2.36%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.171972	21.639072	19.08%	83,128
2019	15.643143	18.171972	16.17%	80,840
2018	17.158871	15.643143	-8.83%	97,165
2017	15.296183	17.158871	12.18%	106,824
2016	14.936588	15.296183	2.41%	113,141
2015	15.294106	14.936588	-2.34%	134,296
2014	15.209523	15.294106	0.56%	163,979
2013	13.475079	15.209523	12.87%	186,134
2012	12.421855	13.475079	8.48%	157,234
2011	13.067152	12.421855	-4.94%	134,214
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.278438	14.126885	6.39%	29,796
2019	11.230341	13.278438	18.24%	33,767
2018	13.502950	11.230341	-16.83%	45,875
2017	11.897741	13.502950	13.49%	49,267
2016	10.468677	11.897741	13.65%	44,766
2015	10.885861	10.468677	-3.83%	36,906
2014*	10.000000	10.885861	8.86%	20,107
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	50.047135	54.623314	9.14%	28,534
2019	41.511208	50.047135	20.56%	31,071
2018	46.232108	41.511208	-10.21%	37,799
2017	41.691817	46.232108	10.89%	42,772
2016	33.613089	41.691817	24.03%	48,634
2015	34.885764	33.613089	-3.65%	60,145
2014	33.640283	34.885764	3.70%	65,770
2013	24.233727	33.640283	38.82%	71,092
2012	21.224949	24.233727	14.18%	83,293
2011	21.394413	21.224949	-0.79%	86,926
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	40.057869	46.516884	16.12%	69,894
2019	31.034181	40.057869	29.08%	83,448
2018	33.066501	31.034181	-6.15%	94,212
2017	27.652060	33.066501	19.58%	111,006
2016	25.151804	27.652060	9.94%	127,059
2015	25.276489	25.151804	-0.49%	169,117
2014	22.653800	25.276489	11.58%	194,774
2013	17.435668	22.653800	29.93%	199,018
2012	15.306274	17.435668	13.91%	236,174
2011	15.267909	15.306274	0.25%	235,475

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	35.757910	43.522729	21.71%	26,264
2019	26.695198	35.757910	33.95%	27,918
2018	29.131754	26.695198	-8.36%	33,476
2017	23.249659	29.131754	25.30%	38,786
2016	21.895515	23.249659	6.18%	56,717
2015	22.814278	21.895515	-4.03%	78,566
2014	21.447816	22.814278	6.37%	112,313
2013	17.993863	21.447816	19.20%	155,076
2012	16.561713	17.993863	8.65%	156,301
2011	15.438650	16.561713	7.27%	96,546
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	26.356068	31.090375	17.96%	0
2019	21.990688	26.356068	19.85%	0
2018	27.620823	21.990688	-20.38%	0
2017	22.511444	27.620823	22.70%	0
2016	19.538332	22.511444	15.22%	0
2015	20.318212	19.538332	-3.84%	0
2014	20.327619	20.318212	-0.05%	0
2013	13.902178	20.327619	46.22%	0
2012	11.720663	13.902178	18.61%	0
2011	13.824260	11.720663	-15.22%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.107420	11.648524	4.87%	0
2019	9.662869	11.107420	14.95%	0
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.306633	16.701342	-3.50%	9,895
2019	13.735927	17.306633	26.00%	11,856
2018	16.765808	13.735927	-18.07%	12,702
2017	15.206604	16.765808	10.25%	17,106
2016	11.758795	15.206604	29.32%	19,227
2015	12.743222	11.758795	-7.73%	26,003
2014	12.230454	12.743222	4.19%	30,769
2013*	10.000000	12.230454	22.30%	3,391
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.141332	11.210656	0.62%	33,305
2019	10.547185	11.141332	5.63%	56,259
2018	10.701506	10.547185	-1.44%	217,667
2017	10.486546	10.701506	2.05%	240,942
2016	9.756833	10.486546	7.48%	260,051
2015	9.989462	9.756833	-2.33%	31,329
2014	10.068545	9.989462	-0.79%	201,342

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.708986	10.639078	-0.65%	0
2019	9.052665	10.708986	18.30%	0
2018*	10.000000	9.052665	-9.47%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.261730	16.239076	6.40%	10,060
2019	14.171196	15.261730	7.70%	10,200
2018	14.479633	14.171196	-2.13%	14,991
2017	14.146825	14.479633	2.35%	19,329
2016	13.850713	14.146825	2.14%	22,416
2015	14.102217	13.850713	-1.78%	29,706
2014	13.810082	14.102217	2.12%	36,045
2013	13.894789	13.810082	-0.61%	46,792
2012	12.869675	13.894789	7.97%	106,117
2011	12.790728	12.869675	0.62%	137,917
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.504708	13.562781	29.11%	1,375
2019	8.242252	10.504708	27.45%	193
2018*	10.000000	8.242252	-17.58%	197
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.812498	20.830188	10.73%	63,265
2019	16.475124	18.812498	14.19%	80,975
2018	17.445305	16.475124	-5.56%	86,122
2017	15.677180	17.445305	11.28%	94,341
2016	15.101297	15.677180	3.81%	164,652
2015	15.389577	15.101297	-1.87%	189,838
2014	14.969777	15.389577	2.80%	194,637
2013	13.405569	14.969777	11.67%	188,601
2012	12.178768	13.405569	10.07%	196,358
2011	12.398062	12.178768	-1.77%	118,762
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.552575	23.259905	13.17%	239,263
2019	17.379045	20.552575	18.26%	270,125
2018	18.758329	17.379045	-7.35%	283,315
2017	16.354900	18.758329	14.70%	361,333
2016	15.668873	16.354900	4.38%	384,169
2015	15.956541	15.668873	-1.80%	405,793
2014	15.464277	15.956541	3.18%	420,454
2013	13.556345	15.464277	14.07%	463,819
2012	12.153713	13.556345	11.54%	422,305
2011	12.474560	12.153713	-2.57%	383,127

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.672075	26.088487	15.07%	17,167
2019	18.517366	22.672075	22.44%	34,486
2018	20.416685	18.517366	-9.30%	34,950
2017	17.146887	20.416685	19.07%	77,831
2016	16.339438	17.146887	4.94%	83,149
2015	16.651222	16.339438	-1.87%	85,503
2014	16.114724	16.651222	3.33%	102,037
2013	13.454729	16.114724	19.77%	92,277
2012	11.841534	13.454729	13.62%	95,010
2011	12.352735	11.841534	-4.14%	97,539
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.791881	16.616278	20.48%	84,409
2019	11.264219	13.791881	22.44%	66,959
2018	11.949937	11.264219	-5.74%	13,795
2017	10.431782	11.949937	14.55%	5,133
2016*	10.000000	10.431782	4.32%	5,003
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	45.675170	58.681875	28.48%	3,055
2019	35.269596	45.675170	29.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.778344	9.122777	-33.79%	46,372
2019	12.717506	13.778344	8.34%	46,404
2018	17.137046	12.717506	-25.79%	51,082
2017	17.866762	17.137046	-4.08%	58,916
2016	13.565323	17.866762	31.71%	63,126
2015	17.351683	13.565323	-21.82%	80,051
2014	20.163384	17.351683	-13.94%	79,707
2013	16.463930	20.163384	22.47%	118,841
2012	15.935324	16.463930	3.32%	139,607
2011	17.038919	15.935324	-6.48%	183,191
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	32.423497	34.045865	5.00%	85,349
2019	25.857873	32.423497	25.39%	92,791
2018	28.660631	25.857873	-9.78%	110,001
2017	25.789342	28.660631	11.13%	119,054
2016	22.208360	25.789342	16.12%	130,466
2015	23.508684	22.208360	-5.53%	168,827
2014	21.967638	23.508684	7.02%	171,444
2013	17.420485	21.967638	26.10%	200,154
2012	15.086420	17.420485	15.47%	236,337
2011	15.192949	15.086420	-0.70%	279,825

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.841900	15.753414	6.14%	4,749
2019	11.601602	14.841900	27.93%	3,286
2018	12.951879	11.601602	-10.43%	3,286
2017	11.258405	12.951879	15.04%	3,286
2016*	10.000000	11.258405	12.58%	6,694
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	45.678148	64.686162	41.61%	54,595
2019	34.560656	45.678148	32.17%	66,345
2018	35.188383	34.560656	-1.78%	75,709
2017	26.457042	35.188383	33.00%	84,794
2016	26.671433	26.457042	-0.80%	92,602
2015	25.290301	26.671433	5.46%	133,597
2014	23.093139	25.290301	9.51%	114,765
2013	17.212475	23.093139	34.17%	102,493
2012	15.251883	17.212475	12.85%	126,579
2011	15.465188	15.251883	-1.38%	138,917
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.654476	16.858277	7.69%	322,833
2019	14.504640	15.654476	7.93%	315,826
2018	14.820891	14.504640	-2.13%	268,837
2017	14.446478	14.820891	2.59%	299,451
2016	14.016010	14.446478	3.07%	313,333
2015	14.329567	14.016010	-2.19%	348,518
2014	13.753043	14.329567	4.19%	396,348
2013	14.235606	13.753043	-3.39%	400,780
2012	13.665135	14.235606	4.17%	500,939
2011	12.941194	13.665135	5.59%	550,650
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	48.998213	56.973274	16.28%	101,473
2019	40.324587	48.998213	21.51%	111,712
2018	47.965365	40.324587	-15.93%	128,975
2017	40.336059	47.965365	18.91%	148,898
2016	36.530867	40.336059	10.42%	165,202
2015	37.643926	36.530867	-2.96%	197,912
2014	35.988361	37.643926	4.60%	228,993
2013	26.849753	35.988361	34.04%	271,971
2012	23.758224	26.849753	13.01%	352,296
2011	27.014572	23.758224	-12.05%	402,472

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	28.877457	32.855764	13.78%	47,083
2019	22.958763	28.877457	25.78%	53,741
2018	27.400510	22.958763	-16.21%	60,546
2017	21.366883	27.400510	28.24%	65,743
2016	22.862986	21.366883	-6.54%	67,288
2015	22.436258	22.862986	1.90%	56,959
2014	24.801023	22.436258	-9.53%	0
2013	19.313935	24.801023	28.41%	0
2012	16.264403	19.313935	18.75%	0
2011	19.945109	16.264403	-18.45%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.894672	12.776263	-8.05%	3,811
2019	11.455800	13.894672	21.29%	714
2018	12.414851	11.455800	-7.73%	0
2017	12.126901	12.414851	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	41.302996	44.013300	6.56%	5,639
2019	31.221884	41.302996	32.29%	6,004
2018	38.364863	31.221884	-18.62%	6,133
2017	32.655866	38.364863	17.48%	7,124
2016	30.292773	32.655866	7.80%	7,351
2015	31.719324	30.292773	-4.50%	9,894
2014	30.187295	31.719324	5.08%	10,664
2013	23.505337	30.187295	28.43%	17,913
2012	18.752426	23.505337	25.35%	21,400
2011	20.897175	18.752426	-10.26%	24,917
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.177431	16.730805	10.23%	6,471
2019	12.836000	15.177431	18.24%	10,642
2018	14.402300	12.836000	-10.88%	11,099
2017	13.037157	14.402300	10.47%	18,936
2016	11.676101	13.037157	11.66%	14,764
2015	12.620008	11.676101	-7.48%	21,138
2014	12.438455	12.620008	1.46%	23,565
2013	10.187087	12.438455	22.10%	42,741
2012	8.953922	10.187087	13.77%	29,309
2011	9.218340	8.953922	-2.87%	37,478

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.434027	18.311316	-0.67%	197,827
2019	16.100690	18.434027	14.49%	218,137
2018	17.056373	16.100690	-5.60%	232,920
2017	15.764238	17.056373	8.20%	263,602
2016	14.014111	15.764238	12.49%	375,529
2015	15.284102	14.014111	-8.31%	318,324
2014	14.809675	15.284102	3.20%	489,687
2013	13.175492	14.809675	12.40%	464,267
2012	11.856123	13.175492	11.13%	453,137
2011	11.738165	11.856123	1.00%	487,807
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	39.667699	45.381673	14.40%	28,822
2019	31.114998	39.667699	27.49%	32,255
2018	33.229569	31.114998	-6.36%	35,114
2017	27.939036	33.229569	18.94%	40,771
2016	24.405153	27.939036	14.48%	42,205
2015	25.675789	24.405153	-4.95%	44,080
2014	23.938947	25.675789	7.26%	47,081
2013	18.711238	23.938947	27.94%	66,258
2012	16.941401	18.711238	10.45%	72,961
2011	16.200863	16.941401	4.57%	97,409
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	45.356313	47.065701	3.77%	55,413
2019	36.389142	45.356313	24.64%	59,000
2018	42.342263	36.389142	-14.06%	63,529
2017	38.788406	42.342263	9.16%	71,364
2016	30.200764	38.788406	28.44%	82,797
2015	33.055931	30.200764	-8.64%	99,016
2014	33.318067	33.055931	-0.79%	114,355
2013	24.790246	33.318067	34.40%	122,281
2012	21.227051	24.790246	16.79%	152,411
2011	22.357673	21.227051	-5.06%	186,059
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.346845	14.273213	15.60%	29,769
2019	9.878542	12.346845	24.99%	34,136
2018	11.893068	9.878542	-16.94%	35,663
2017	8.585843	11.893068	38.52%	40,428
2016	7.410485	8.585843	15.86%	42,310
2015	9.343599	7.410485	-20.69%	48,939
2014*	10.000000	9.343599	-6.56%	54,579

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	23.105367	22.529493	-2.49%	34,316
2019	20.813797	23.105367	11.01%	34,668
2018	24.953648	20.813797	-16.59%	36,827
2017	21.675791	24.953648	15.12%	42,125
2016	20.500642	21.675791	5.73%	49,094
2015	22.224172	20.500642	-7.76%	63,213
2014	25.350296	22.224172	-12.33%	61,195
2013	20.896927	25.350296	21.31%	0
2012	17.916784	20.896927	16.63%	0
2011	20.322853	17.916784	-11.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.555180	8.928352	-6.56%	90,404
2019	9.494806	9.555180	0.64%	128,054
2018	9.442474	9.494806	0.55%	163,843
2017	9.390508	9.442474	0.55%	207,407
2016	9.246939	9.390508	1.55%	202,869
2015	9.795156	9.246939	-5.60%	241,798
2014	9.750470	9.795156	0.46%	302,072
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.055855	13.409404	2.71%	639
2019	11.823232	13.055855	10.43%	680
2018	12.529171	11.823232	-5.63%	719
2017	11.227984	12.529171	11.59%	990
2016	10.908081	11.227984	2.93%	1,422
2015	11.740326	10.908081	-7.09%	1,362
2014	11.449263	11.740326	2.54%	1,413
2013	10.219489	11.449263	12.03%	1,446
2012*	10.000000	10.219489	2.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.093972	10.626809	5.28%	0
2019	9.402612	10.093972	7.35%	0
2018*	10.000000	9.402612	-5.97%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.008603	10.602955	5.94%	2,166
2019	9.661230	10.008603	3.60%	2,166
2018	10.317760	9.661230	-6.36%	2,166
2017	10.087884	10.317760	2.28%	2,166
2016	10.275245	10.087884	-1.82%	3,049
2015	10.226781	10.275245	0.47%	3,513
2014	9.905190	10.226781	3.25%	3,347
2013*	10.000000	9.905190	-0.95%	1,168

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.596973	33.054865	40.08%	1,897
2019	17.533149	23.596973	34.58%	1,518
2018	18.493936	17.533149	-5.20%	1,530
2017	14.757665	18.493936	25.32%	1,557
2016	14.663314	14.757665	0.64%	1,728
2015	14.189934	14.663314	3.34%	4,727
2014	13.297860	14.189934	6.71%	4,736
2013	9.642499	13.297860	37.91%	1,862
2012*	10.000000	9.642499	-3.58%	2,776
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.657397	46.57%	29,469
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	45.626100	57.314756	25.62%	92,700
2019	35.183707	45.626100	29.68%	102,951
2018	41.183926	35.183707	-14.57%	110,431
2017	30.623407	41.183926	34.49%	118,694
2016	31.090162	30.623407	-1.50%	137,795
2015	30.399259	31.090162	2.27%	158,226
2014	30.194472	30.399259	0.68%	166,953
2013	24.102117	30.194472	25.28%	0
2012	20.200529	24.102117	19.31%	0
2011	22.385268	20.200529	-9.76%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.933600	11.108698	1.60%	38,536
2019	10.020424	10.933600	9.11%	39,591
2018	10.641359	10.020424	-5.84%	39,157
2017	10.172515	10.641359	4.61%	45,932
2016	9.703425	10.172515	4.83%	47,035
2015	10.087587	9.703425	-3.81%	43,916
2014	9.977057	10.087587	1.11%	46,474
2013	10.150851	9.977057	-1.71%	42,580
2012*	10.000000	10.150851	1.51%	35,660
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	36.243158	40.649877	12.16%	80,383
2019	27.888091	36.243158	29.96%	88,578
2018	30.762901	27.888091	-9.35%	113,697
2017	26.735093	30.762901	15.07%	130,310
2016	24.348919	26.735093	9.80%	153,285
2015	23.938400	24.348919	1.71%	178,883
2014	21.979951	23.938400	8.91%	209,357
2013	16.951357	21.979951	29.66%	209,752
2012	14.736275	16.951357	15.03%	220,550
2011	14.984651	14.736275	-1.66%	257,644

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.628065	17.870084	7.47%	2,840
2019	13.480454	16.628065	23.35%	2,924
2018	15.459204	13.480454	-12.80%	2,979
2017	13.667447	15.459204	13.11%	3,180
2016	12.242528	13.667447	11.64%	3,792
2015	12.965066	12.242528	-5.57%	4,014
2014	12.616435	12.965066	2.76%	3,762
2013	9.955345	12.616435	26.73%	3,239
2012*	10.000000	9.955345	-0.45%	5,642
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	48.151412	56.828745	18.02%	37,203
2019	38.697370	48.151412	24.43%	40,571
2018	43.851336	38.697370	-11.75%	56,889
2017	39.021643	43.851336	12.38%	62,009
2016	33.613892	39.021643	16.09%	71,151
2015	36.285046	33.613892	-7.36%	84,843
2014	32.942301	36.285046	10.15%	89,121
2013	23.746363	32.942301	38.73%	87,950
2012	20.457250	23.746363	16.08%	111,450
2011	21.242850	20.457250	-3.70%	114,103
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.015678	13.153615	19.41%	5,079
2019	8.727041	11.015678	26.22%	8,632
2018	10.997362	8.727041	-20.64%	9,920
2017	8.816007	10.997362	24.74%	9,481
2016	9.185747	8.816007	-4.03%	11,007
2015	9.030960	9.185747	1.71%	9,610
2014*	10.000000	9.030960	-9.69%	2,142
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.934953	20.148219	12.34%	26,798
2019	14.929101	17.934953	20.13%	31,117
2018	16.005076	14.929101	-6.72%	45,387
2017	13.716969	16.005076	16.68%	60,180
2016	14.270672	13.716969	-3.88%	93,061
2015	15.783355	14.270672	-9.58%	122,460
2014	16.888577	15.783355	-6.54%	143,866
2013	13.681267	16.888577	23.44%	170,126
2012	11.637337	13.681267	17.56%	190,113
2011	12.712334	11.637337	-8.46%	194,165

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.961669	14.603398	4.60%	10,897
2019	12.728117	13.961669	9.69%	11,060
2018	13.182050	12.728117	-3.44%	10,137
2017	12.525419	13.182050	5.24%	14,422
2016	10.927537	12.525419	14.62%	21,559
2015	11.847779	10.927537	-7.77%	29,472
2014	11.785431	11.847779	0.53%	52,480
2013	10.811552	11.785431	9.01%	73,214
2012*	10.000000	10.811552	8.12%	30,362
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.434948	32.977519	46.99%	23,867
2019	16.486719	22.434948	36.08%	23,397
2018	16.723367	16.486719	-1.42%	26,063
2017	13.358601	16.723367	25.19%	28,676
2016	12.760516	13.358601	4.69%	33,917
2015	13.728671	12.760516	-7.05%	43,730
2014	12.901284	13.728671	6.41%	55,921
2013	10.064650	12.901284	28.18%	58,991
2012*	10.000000	10.064650	0.65%	9,371
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	34.038131	38.289527	12.49%	0
2019	28.218661	34.038131	20.62%	0
2018	28.484090	28.218661	-0.93%	0
2017	24.440460	28.484090	16.54%	0
2016	23.747255	24.440460	2.92%	0
2015	23.973812	23.747255	-0.95%	0
2014	22.452186	23.973812	6.78%	0
2013	18.997371	22.452186	18.19%	0
2012	16.986066	18.997371	11.84%	0
2011	16.987838	16.986066	-0.01%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.559033	11.484322	8.76%	40,732
2019	9.794801	10.559033	7.80%	24,101
2018	10.058977	9.794801	-2.63%	22,207
2017	9.865484	10.058977	1.96%	29,207
2016	9.782774	9.865484	0.85%	29,097
2015*	10.000000	9.782774	-2.17%	9,600

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	58.163889	79.776926	37.16%	55,233
2019	43.082820	58.163889	35.00%	62,317
2018	42.937705	43.082820	0.34%	69,525
2017	33.480626	42.937705	28.25%	86,722
2016	33.290884	33.480626	0.57%	97,177
2015	30.147632	33.290884	10.43%	113,823
2014	28.174446	30.147632	7.00%	122,824
2013	21.820421	28.174446	29.12%	150,606
2012	17.858839	21.820421	22.18%	194,858
2011	19.453130	17.858839	-8.20%	219,199
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.816827	50.284252	48.70%	37,770
2019	23.670497	33.816827	42.86%	37,796
2018	23.780072	23.670497	-0.46%	37,685
2017	16.633616	23.780072	42.96%	37,682
2016	14.809295	16.633616	12.32%	29,735
2015	14.345516	14.809295	3.23%	37,233
2014	13.298723	14.345516	7.87%	32,869
2013	9.956837	13.298723	33.56%	37,367
2012*	10.000000	9.956837	-0.43%	56,182
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	33.569803	38.422720	14.46%	19,620
2019	26.856647	33.569803	25.00%	20,809
2018	32.082539	26.856647	-16.29%	25,194
2017	24.861677	32.082539	29.04%	26,949
2016	27.012883	24.861677	-7.96%	34,881
2015	30.026296	27.012883	-10.04%	43,530
2014	34.627751	30.026296	-13.29%	49,067
2013	30.714992	34.627751	12.74%	60,573
2012	27.510257	30.714992	11.65%	82,316
2011	41.214264	27.510257	-33.25%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.270466	10.002616	-2.61%	5,544
2019	8.812281	10.270466	16.55%	4,945
2018	10.969114	8.812281	-19.66%	8,521
2017	8.698337	10.969114	26.11%	6,976
2016	7.300082	8.698337	19.15%	4,701
2015	9.256522	7.300082	-21.14%	6,798
2014	9.839484	9.256522	-5.92%	6,767
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.667527	11.305081	5.98%	9,403
2019	9.974658	10.667527	6.95%	10,052
2018	10.216799	9.974658	-2.37%	12,778
2017	9.970969	10.216799	2.47%	15,533
2016*	10.000000	9.970969	-0.29%	11,060

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.680190	32.573357	43.62%	14,433
2019	16.273592	22.680190	39.37%	13,332
2018	16.785826	16.273592	-3.05%	9,353
2017	13.468357	16.785826	24.63%	5,421
2016	12.548081	13.468357	7.33%	6,376
2015	12.998711	12.548081	-3.47%	9,443
2014	14.244140	12.998711	-8.74%	16,068
2013	10.224572	14.244140	39.31%	18,218
2012*	10.000000	10.224572	2.25%	5,842
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	40.591208	41.332805	1.83%	127,282
2019	31.772031	40.591208	27.76%	137,922
2018	35.930572	31.772031	-11.57%	171,365
2017	31.036495	35.930572	15.77%	200,085
2016	27.650885	31.036495	12.24%	266,671
2015	28.293551	27.650885	-2.27%	267,642
2014	26.025521	28.293551	8.71%	288,274
2013	19.456003	26.025521	33.77%	292,967
2012	17.019718	19.456003	14.31%	304,723
2011	17.332997	17.019718	-1.81%	332,078
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.854308	12.367589	13.94%	444
2019*	10.000000	10.854308	8.54%	4,724
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.197997	26.323227	18.58%	64,974
2019	17.907836	22.197997	23.96%	75,936
2018	20.109857	17.907836	-10.95%	100,475
2017	16.073429	20.109857	25.11%	121,684
2016	15.690071	16.073429	2.44%	140,892
2015	14.959329	15.690071	4.88%	166,136
2014	14.994200	14.959329	-0.23%	140,138
2013	11.908476	14.994200	25.91%	126,623
2012	10.412896	11.908476	14.36%	77,749
2011	10.746091	10.412896	-3.10%	35,725
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.550343	21.156805	20.55%	8,562
2019	12.745300	17.550343	37.70%	8,730
2018	12.846723	12.745300	-0.79%	14,285
2017	10.165409	12.846723	26.38%	13,787
2016	9.735409	10.165409	4.42%	23,773
2015*	10.000000	9.735409	-2.65%	17,318
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.317934	33.18%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.630309	36.30%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	15.068058	15.986643	6.10%	17,141
2019	13.809035	15.068058	9.12%	21,449
2018	14.127695	13.809035	-2.26%	19,642
2017	13.523340	14.127695	4.47%	15,906
2016	12.949079	13.523340	4.43%	20,413
2015	13.236449	12.949079	-2.17%	21,930
2014	12.473881	13.236449	6.11%	23,103
2013	12.718376	12.473881	-1.92%	29,067
2012	11.807386	12.718376	7.72%	32,086
2011	11.354982	11.807386	3.98%	38,120
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	26.929917	28.036348	4.11%	0
2019	23.910439	26.929917	12.63%	0
2018	26.076446	23.910439	-8.31%	0
2017	24.120298	26.076446	8.11%	0
2016	22.110081	24.120298	9.09%	0
2015	22.679209	22.110081	-2.51%	0
2014	22.343756	22.679209	1.50%	0
2013	24.823152	22.343756	-9.99%	0
2012	21.347541	24.823152	16.28%	0
2011	20.245173	21.347541	5.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.868302	11.539971	-2.77%	2,104
2019	9.408755	11.868302	26.14%	2,104
2018	10.355187	9.408755	-9.14%	514
2017	9.326549	10.355187	11.03%	4,192
2016	8.223058	9.326549	13.42%	5,087
2015*	10.000000	8.223058	-17.77%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.855873	24.608876	12.60%	1,556
2019	17.866657	21.855873	22.33%	1,600
2018	19.513907	17.866657	-8.44%	1,784
2017	16.831508	19.513907	15.94%	4,570
2016	15.369889	16.831508	9.51%	5,262
2015	16.783094	15.369889	-8.42%	5,762
2014	17.371316	16.783094	-3.39%	22,000
2013	13.348145	17.371316	30.14%	23,582
2012	11.034498	13.348145	20.97%	15,173
2011	11.288018	11.034498	-2.25%	9,386

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.591437	20.213593	48.72%	117,897
2019	10.371613	13.591437	31.04%	149,754
2018	12.617734	10.371613	-17.80%	176,454
2017	10.188218	12.617734	23.85%	191,013
2016	10.588991	10.188218	-3.78%	224,157
2015	10.804612	10.588991	-2.00%	263,710
2014	11.102585	10.804612	-2.68%	301,808
2013	9.295303	11.102585	19.44%	303,714
2012	8.156839	9.295303	13.96%	313,780
2011	9.148676	8.156839	-10.84%	348,604
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.977147	22.071865	10.49%	2,008,666
2019	16.766089	19.977147	19.15%	2,259,557
2018	17.887451	16.766089	-6.27%	2,872,390
2017	15.658572	17.887451	14.23%	3,179,622
2016	14.561756	15.658572	7.53%	3,291,402
2015	14.617188	14.561756	-0.38%	3,461,261
2014	14.112912	14.617188	3.57%	3,438,051
2013	11.604010	14.112912	21.62%	3,507,299
2012	10.165503	11.604010	14.15%	3,504,325
2011	10.209472	10.165503	-0.43%	3,576,067
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.489835	13.455501	7.73%	644,436
2019	11.617161	12.489835	7.51%	695,822
2018	11.904800	11.617161	-2.42%	853,351
2017	11.691765	11.904800	1.82%	900,818
2016	11.545328	11.691765	1.27%	871,297
2015	11.730420	11.545328	-1.58%	885,227
2014	11.327043	11.730420	3.56%	893,209
2013	11.785385	11.327043	-3.89%	993,255
2012	11.381759	11.785385	3.55%	951,692
2011	10.912484	11.381759	4.30%	924,374
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.651723	31.597685	28.18%	138,361
2019	18.540784	24.651723	32.96%	169,570
2018	20.751253	18.540784	-10.65%	188,658
2017	16.060828	20.751253	29.20%	217,857
2016	16.249589	16.060828	-1.16%	241,624
2015	15.460382	16.249589	5.10%	262,209
2014	15.389466	15.460382	0.46%	258,284
2013	12.126730	15.389466	26.91%	301,367
2012	10.069132	12.126730	20.43%	403,386
2011	11.254382	10.069132	-10.53%	438,968

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.520413	39.635358	49.45%	175,480
2019	20.634076	26.520413	28.53%	206,532
2018	21.056256	20.634076	-2.01%	229,526
2017	16.701120	21.056256	26.08%	256,520
2016	15.522153	16.701120	7.60%	298,940
2015	14.784351	15.522153	4.99%	328,011
2014	13.867974	14.784351	6.61%	351,726
2013	10.846099	13.867974	27.86%	409,163
2012	9.365156	10.846099	15.81%	490,524
2011	9.960000	9.365156	-5.97%	545,875
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.117641	23.557060	11.55%	481,583
2019	17.034399	21.117641	23.97%	557,124
2018	17.654577	17.034399	-3.51%	657,893
2017	14.677198	17.654577	20.29%	738,080
2016	13.392624	14.677198	9.59%	836,752
2015	13.429965	13.392624	-0.28%	902,127
2014	12.350590	13.429965	8.74%	927,639
2013	9.415433	12.350590	31.17%	1,081,433
2012	8.153379	9.415433	15.48%	1,290,450
2011	8.453715	8.153379	-3.55%	1,376,226
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.397746	17.859685	2.66%	108,557
2019	16.154669	17.397746	7.69%	123,874
2018	16.770227	16.154669	-3.67%	158,378
2017	15.986884	16.770227	4.90%	170,693
2016	14.915362	15.986884	7.18%	179,145
2015	15.569485	14.915362	-4.20%	199,082
2014	15.192521	15.569485	2.48%	192,238
2013	15.575561	15.192521	-2.46%	170,133
2012	14.066138	15.575561	10.73%	163,747
2011	13.508710	14.066138	4.13%	166,053
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	36.468239	39.592605	8.57%	64,593
2019	28.651847	36.468239	27.28%	70,049
2018	29.126932	28.651847	-1.63%	82,549
2017	24.553508	29.126932	18.63%	96,131
2016	22.390293	24.553508	9.66%	106,791
2015	22.547467	22.390293	-0.70%	135,047
2014	20.440667	22.547467	10.31%	156,193
2013	15.842417	20.440667	29.02%	158,207
2012	14.106368	15.842417	12.31%	167,206
2011	14.245139	14.106368	-0.97%	184,204

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	36.085314	36.789812	1.95%	36,715
2019	28.801124	36.085314	25.29%	38,273
2018	31.551230	28.801124	-8.72%	45,214
2017	27.174980	31.551230	16.10%	50,299
2016	23.428587	27.174980	15.99%	61,110
2015	25.404465	23.428587	-7.78%	84,840
2014	23.641763	25.404465	7.46%	103,763
2013	17.712598	23.641763	33.47%	113,271
2012	15.194556	17.712598	16.57%	93,615
2011	15.805002	15.194556	-3.86%	101,398
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.272902	12.738445	13.00%	0
2019	9.941408	11.272902	13.39%	0
2018	11.010968	9.941408	-9.71%	0
2017	9.424010	11.010968	16.84%	0
2016	9.276671	9.424010	1.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.874439	18.737352	11.04%	10,905
2019	13.799067	16.874439	22.29%	20,150
2018	15.673140	13.799067	-11.96%	19,528
2017	13.261408	15.673140	18.19%	19,715
2016	12.404890	13.261408	6.90%	23,890
2015	12.799134	12.404890	-3.08%	29,363
2014	12.415957	12.799134	3.09%	36,991
2013	9.720625	12.415957	27.73%	58,598
2012	8.483576	9.720625	14.58%	58,296
2011	9.185337	8.483576	-7.64%	58,934
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.143181	16.384832	8.20%	213,845
2019	13.212686	15.143181	14.61%	252,790
2018	14.284989	13.212686	-7.51%	299,208
2017	12.922577	14.284989	10.54%	361,958
2016	12.344881	12.922577	4.68%	332,423
2015	12.647807	12.344881	-2.40%	352,809
2014	12.292622	12.647807	2.89%	352,852
2013	10.867888	12.292622	13.11%	456,554
2012	9.919751	10.867888	9.56%	470,787
2011	10.192308	9.919751	-2.67%	410,931

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.308396	17.933054	9.96%	1,062,852
2019	13.748761	16.308396	18.62%	1,234,146
2018	15.176331	13.748761	-9.41%	1,381,215
2017	13.283830	15.176331	14.25%	1,683,998
2016	12.546506	13.283830	5.88%	2,015,125
2015	12.889463	12.546506	-2.66%	2,208,822
2014	12.479625	12.889463	3.28%	2,191,914
2013	10.433676	12.479625	19.61%	2,131,224
2012	9.307046	10.433676	12.11%	2,148,137
2011	9.771043	9.307046	-4.75%	2,180,121
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.262603	14.076993	6.14%	317,342
2019	12.147850	13.262603	9.18%	340,187
2018	12.644413	12.147850	-3.93%	396,219
2017	12.050746	12.644413	4.93%	464,490
2016	11.676574	12.050746	3.20%	542,987
2015	11.923875	11.676574	-2.07%	588,611
2014	11.696785	11.923875	1.94%	566,607
2013	11.299466	11.696785	3.52%	621,198
2012	10.655439	11.299466	6.04%	601,301
2011	10.650655	10.655439	0.04%	604,881
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.520155	12.973848	3.62%	1,739
2019	11.147286	12.520155	12.32%	1,739
2018	12.152900	11.147286	-8.27%	1,739
2017	10.733802	12.152900	13.22%	0
2016	10.307537	10.733802	4.14%	51
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	32,694
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.025012	13.794806	5.91%	194,591
2019	11.439775	13.025012	13.86%	196,141
2018	12.479927	11.439775	-8.33%	197,753
2017	10.739545	12.479927	16.21%	202,927
2016	10.249384	10.739545	4.78%	204,959
2015	10.922285	10.249384	-6.16%	205,977
2014	10.960668	10.922285	-0.35%	189,981
2013*	10.000000	10.960668	9.61%	156,171

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.777101	17.227869	9.20%	1,008,996
2019	13.536813	15.777101	16.55%	1,115,688
2018	14.769770	13.536813	-8.35%	1,273,346
2017	13.136291	14.769770	12.43%	1,368,416
2016	12.474867	13.136291	5.30%	1,482,292
2015	12.781824	12.474867	-2.40%	1,642,853
2014	12.390488	12.781824	3.16%	1,619,194
2013	10.661747	12.390488	16.21%	1,820,572
2012	9.618214	10.661747	10.85%	1,820,828
2011	9.982416	9.618214	-3.65%	1,830,443
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.576550	18.357652	10.74%	478,235
2019	13.747234	16.576550	20.58%	586,460
2018	15.399939	13.747234	-10.73%	663,159
2017	13.221117	15.399939	16.48%	798,399
2016	12.455975	13.221117	6.14%	922,114
2015	12.819720	12.455975	-2.84%	1,005,685
2014	12.428198	12.819720	3.15%	1,061,363
2013	10.137244	12.428198	22.60%	1,169,246
2012	8.968194	10.137244	13.04%	1,059,530
2011	9.536164	8.968194	-5.96%	1,126,027
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.611769	15.719780	7.58%	333,532
2019	12.958458	14.611769	12.76%	368,926
2018	13.793809	12.958458	-6.06%	411,895
2017	12.724189	13.793809	8.41%	459,030
2016	12.168029	12.724189	4.57%	488,792
2015	12.467336	12.168029	-2.40%	524,494
2014	12.142261	12.467336	2.68%	429,801
2013	11.064882	12.142261	9.74%	443,949
2012	10.192902	11.064882	8.55%	521,380
2011	10.360114	10.192902	-1.61%	562,389
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.662173	16.251042	3.76%	173,607
2019	14.114127	15.662173	10.97%	167,522
2018	16.971059	14.114127	-16.83%	176,977
2017	14.018018	16.971059	21.07%	186,317
2016	14.052606	14.018018	-0.25%	204,259
2015	14.823482	14.052606	-5.20%	226,800
2014	16.359131	14.823482	-9.39%	233,547
2013	13.808265	16.359131	18.47%	214,658
2012	11.707206	13.808265	17.95%	234,643
2011	13.551092	11.707206	-13.61%	256,060
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.749233	17.49%	42,305

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.445308	14.162046	5.33%	100,932
2019	12.538742	13.445308	7.23%	59,289
2018	12.799325	12.538742	-2.04%	58,806
2017	12.453505	12.799325	2.78%	62,583
2016	12.021743	12.453505	3.59%	74,505
2015	12.294516	12.021743	-2.22%	89,087
2014	11.905707	12.294516	3.27%	110,003
2013	12.331110	11.905707	-3.45%	104,458
2012	11.630010	12.331110	6.03%	91,426
2011	11.096503	11.630010	4.81%	95,326
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.340704	15.426015	7.57%	20,949
2019	13.264405	14.340704	8.11%	27,094
2018	13.645255	13.264405	-2.79%	41,636
2017	13.329376	13.645255	2.37%	43,914
2016	13.075110	13.329376	1.94%	44,382
2015	13.322944	13.075110	-1.86%	51,607
2014	12.876674	13.322944	3.47%	48,454
2013	13.325910	12.876674	-3.37%	40,421
2012	12.611065	13.325910	5.67%	36,597
2011	12.054199	12.611065	4.62%	32,082
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.610680	10.859138	2.34%	0
2019	10.091279	10.610680	5.15%	0
2018*	10.000000	10.091279	0.91%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	37.150606	41.412562	11.47%	16,802
2019	30.700661	37.150606	21.01%	18,753
2018	37.796225	30.700661	-18.77%	21,131
2017	27.128868	37.796225	39.32%	22,833
2016	25.585677	27.128868	6.03%	28,843
2015	30.962029	25.585677	-17.36%	34,053
2014	33.293585	30.962029	-7.00%	39,145
2013	33.605050	33.293585	-0.93%	0
2012	29.118581	33.605050	15.41%	0
2011	38.133539	29.118581	-23.64%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.364124	26.526856	4.58%	43,124
2019	22.408111	25.364124	13.19%	47,508
2018	23.418788	22.408111	-4.32%	52,942
2017	22.235908	23.418788	5.32%	58,224
2016	19.744284	22.235908	12.62%	58,020
2015	20.550311	19.744284	-3.92%	76,650
2014	20.313467	20.550311	1.17%	79,750
2013	19.231348	20.313467	5.63%	6,382
2012	17.017897	19.231348	13.01%	9,669
2011	16.615888	17.017897	2.42%	10,957

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.430442	14.055052	4.65%	188,731
2019	12.810942	13.430442	4.84%	198,213
2018	12.993461	12.810942	-1.40%	236,955
2017	12.901864	12.993461	0.71%	261,102
2016	12.981661	12.901864	-0.61%	275,156
2015	13.173644	12.981661	-1.46%	327,517
2014	12.770434	13.173644	3.16%	380,082
2013	13.492384	12.770434	-5.35%	455,588
2012	13.271782	13.492384	1.66%	518,539
2011	12.542901	13.271782	5.81%	567,567
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.584982	9.478614	-1.11%	546,294
2019	9.546110	9.584982	0.41%	479,177
2018	9.544728	9.546110	0.01%	588,443
2017	9.634382	9.544728	-0.93%	553,178
2016	9.765119	9.634382	-1.34%	626,567
2015	9.898750	9.765119	-1.35%	783,943
2014	10.034210	9.898750	-1.35%	750,121
2013	10.171524	10.034210	-1.35%	931,016
2012	10.311101	10.171524	-1.35%	992,560
2011	10.451806	10.311101	-1.35%	1,044,585
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.434621	11.084838	6.23%	36,027
2019	8.895053	10.434621	17.31%	44,841
2018	10.584203	8.895053	-15.96%	72,050
2017	8.442771	10.584203	25.36%	75,273
2016	8.504104	8.442771	-0.72%	90,220
2015	8.907378	8.504104	-4.53%	95,067
2014	9.094737	8.907378	-2.06%	112,169
2013	7.841921	9.094737	15.98%	60,414
2012	6.899010	7.841921	13.67%	63,816
2011	7.770266	6.899010	-11.21%	75,408
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.755872	12.423711	5.68%	18,257
2019	9.832133	11.755872	19.57%	20,255
2018	11.607158	9.832133	-15.29%	33,166
2017	9.453544	11.607158	22.78%	41,326
2016	9.532700	9.453544	-0.83%	46,610
2015	9.799263	9.532700	-2.72%	52,798
2014	10.588556	9.799263	-7.45%	41,437
2013	8.869766	10.588556	19.38%	48,443
2012	7.606187	8.869766	16.61%	42,638
2011	8.846856	7.606187	-14.02%	105,378

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	33.444492	37.221535	11.29%	67,792
2019	27.399648	33.444492	22.06%	77,701
2018	30.475250	27.399648	-10.09%	110,668
2017	26.083960	30.475250	16.84%	115,470
2016	24.153161	26.083960	7.99%	123,232
2015	24.730536	24.153161	-2.33%	153,902
2014	23.878538	24.730536	3.57%	127,079
2013	19.022168	23.878538	25.53%	136,853
2012	16.637218	19.022168	14.34%	174,017
2011	17.554574	16.637218	-5.23%	155,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.734261	20.219753	7.93%	121,848
2019	16.464739	18.734261	13.78%	151,134
2018	17.541989	16.464739	-6.14%	195,009
2017	16.000404	17.541989	9.63%	221,933
2016	15.257174	16.000404	4.87%	277,550
2015	15.492881	15.257174	-1.52%	290,378
2014	15.016353	15.492881	3.17%	280,366
2013	13.420290	15.016353	11.89%	210,880
2012	12.437013	13.420290	7.91%	221,171
2011	12.496296	12.437013	-0.47%	240,732
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.822056	25.129841	10.11%	312,433
2019	19.288190	22.822056	18.32%	359,240
2018	20.906382	19.288190	-7.74%	429,343
2017	18.458269	20.906382	13.26%	518,808
2016	17.366154	18.458269	6.29%	535,894
2015	17.697939	17.366154	-1.87%	564,652
2014	17.051415	17.697939	3.79%	560,147
2013	14.464860	17.051415	17.88%	488,599
2012	13.063036	14.464860	10.73%	469,878
2011	13.366494	13.063036	-2.27%	420,838
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.927468	16.767558	5.27%	214,059
2019	14.740241	15.927468	8.05%	236,437
2018	15.217493	14.740241	-3.14%	281,688
2017	14.595738	15.217493	4.26%	320,521
2016	14.189924	14.595738	2.86%	342,698
2015	14.346119	14.189924	-1.09%	421,678
2014	13.997881	14.346119	2.49%	349,546
2013	13.535441	13.997881	3.42%	378,406
2012	13.045914	13.535441	3.75%	442,100
2011	12.847503	13.045914	1.54%	422,137

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.516959	12.911076	3.15%	0
2019	11.228706	12.516959	11.47%	0
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	3,231
2014	10.656981	10.771292	1.07%	3,234
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.106589	13.747827	4.89%	18,727
2019	11.528100	13.106589	13.69%	0
2018	12.439885	11.528100	-7.33%	5,006
2017	10.780881	12.439885	15.39%	0
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	441
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	24.703479	26.890966	8.85%	654,604
2019	21.267588	24.703479	16.16%	742,944
2018	22.858620	21.267588	-6.96%	848,977
2017	20.518201	22.858620	11.41%	936,621
2016	19.411652	20.518201	5.70%	1,034,806
2015	19.743378	19.411652	-1.68%	1,099,827
2014	19.027708	19.743378	3.76%	1,220,541
2013	16.538178	19.027708	15.05%	1,309,561
2012	15.129256	16.538178	9.31%	1,394,922
2011	15.342067	15.129256	-1.39%	1,499,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	29.883091	33.114132	10.81%	542,281
2019	24.864547	29.883091	20.18%	581,558
2018	27.317453	24.864547	-8.98%	681,243
2017	23.732035	27.317453	15.11%	763,237
2016	22.175142	23.732035	7.02%	844,050
2015	22.643867	22.175142	-2.07%	893,183
2014	21.869660	22.643867	3.54%	1,012,699
2013	18.115146	21.869660	20.73%	986,970
2012	16.142395	18.115146	12.22%	1,006,594
2011	16.718384	16.142395	-3.45%	1,105,615

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.167374	21.596659	7.09%	218,101
2019	18.014443	20.167374	11.95%	269,328
2018	18.970283	18.014443	-5.04%	301,611
2017	17.607317	18.970283	7.74%	340,860
2016	16.884676	17.607317	4.28%	401,958
2015	17.120976	16.884676	-1.38%	430,115
2014	16.569944	17.120976	3.33%	476,555
2013	15.201313	16.569944	9.00%	536,574
2012	14.263081	15.201313	6.58%	534,885
2011	14.165686	14.263081	0.69%	502,518
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.470047	11.064572	5.68%	0
2019*	10.000000	10.470047	4.70%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.770794	12.299974	14.20%	0
2019*	10.000000	10.770794	7.71%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.170432	29.695831	28.16%	58,272
2019	18.036958	23.170432	28.46%	67,378
2018	18.919071	18.036958	-4.66%	81,211
2017	14.765440	18.919071	28.13%	104,304
2016	14.674907	14.765440	0.62%	123,744
2015	14.424305	14.674907	1.74%	145,492
2014	13.274541	14.424305	8.66%	170,742
2013	10.010976	13.274541	32.60%	200,297
2012	8.737966	10.010976	14.57%	221,613
2011	9.153164	8.737966	-4.54%	247,692
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.120267	13.861038	5.65%	57,862
2019	11.179129	13.120267	17.36%	66,681
2018	11.906932	11.179129	-6.11%	63,347
2017	10.267212	11.906932	15.97%	56,022
2016	9.587816	10.267212	7.09%	15,499
2015	9.942437	9.587816	-3.57%	9,061
2014*	10.000000	9.942437	-0.58%	906
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.097200	15.933129	5.54%	0
2019	12.545857	15.097200	20.34%	4,027
2018	13.054650	12.545857	-3.90%	4,128
2017	10.873586	13.054650	20.06%	4,285
2016	10.015883	10.873586	8.56%	4,372
2015	10.138604	10.015883	-1.21%	476
2014*	10.000000	10.138604	1.39%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.909703	45.496411	16.93%	281,884
2019	28.720113	38.909703	35.48%	303,713
2018	29.570962	28.720113	-2.88%	361,610
2017	23.589221	29.570962	25.36%	406,004
2016	23.141831	23.589221	1.93%	468,495
2015	22.379286	23.141831	3.41%	538,768
2014	20.896330	22.379286	7.10%	606,254
2013	15.542499	20.896330	34.45%	700,689
2012	13.304699	15.542499	16.82%	821,523
2011	13.831503	13.304699	-3.81%	922,148
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	30.017705	30.025131	0.02%	121,369
2019	24.019480	30.017705	24.97%	164,631
2018	26.897341	24.019480	-10.70%	185,293
2017	25.142854	26.897341	6.98%	208,604
2016	21.200786	25.142854	18.59%	229,971
2015	22.489885	21.200786	-5.73%	263,118
2014	20.184237	22.489885	11.42%	287,369
2013	15.538866	20.184237	29.90%	348,008
2012	13.763734	15.538866	12.90%	408,811
2011	13.884154	13.763734	-0.87%	459,076
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.801934	18.02%	130,339
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	48.894559	54.560426	11.59%	45,617
2019	39.445356	48.894559	23.96%	52,914
2018	45.125431	39.445356	-12.59%	65,486
2017	39.507271	45.125431	14.22%	70,552
2016	33.291755	39.507271	18.67%	76,611
2015	34.624827	33.291755	-3.85%	87,006
2014	32.076894	34.624827	7.94%	88,626
2013	24.439049	32.076894	31.25%	90,814
2012	21.089310	24.439049	15.88%	108,376
2011	21.935436	21.089310	-3.86%	117,451
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.708791	22.145786	-2.48%	68,286
2019	18.587215	22.708791	22.17%	75,956
2018	21.697417	18.587215	-14.33%	84,951
2017	19.319834	21.697417	12.31%	103,103
2016	16.653512	19.319834	16.01%	121,623
2015	17.383024	16.653512	-4.20%	150,287
2014	15.058030	17.383024	15.44%	159,816
2013	11.250215	15.058030	33.85%	169,430
2012	9.802270	11.250215	14.77%	170,920
2011	10.172277	9.802270	-3.64%	194,547

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	36.096586	50.036584	38.62%	5,278
2019	27.028600	36.096586	33.55%	5,649
2018	29.853466	27.028600	-9.46%	6,121
2017	24.277287	29.853466	22.97%	7,529
2016	22.773486	24.277287	6.60%	11,487
2015	22.963527	22.773486	-0.83%	13,148
2014	22.701579	22.963527	1.15%	17,347
2013	15.986134	22.701579	42.01%	13,634
2012	14.329288	15.986134	11.56%	15,184
2011	14.651154	14.329288	-2.20%	24,980
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	40.636130	42.072308	3.53%	23,746
2019	34.705405	40.636130	17.09%	22,828
2018	42.452377	34.705405	-18.25%	26,035
2017	39.568210	42.452377	7.29%	28,823
2016	31.929678	39.568210	23.92%	30,845
2015	34.538928	31.929678	-7.55%	31,328
2014	32.793069	34.538928	5.32%	36,856
2013	23.739961	32.793069	38.13%	48,543
2012	20.003825	23.739961	18.68%	43,510
2011	21.446564	20.003825	-6.73%	55,457
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	42.292710	51.049131	20.70%	40,636
2019	34.200387	42.292710	23.66%	48,410
2018	39.775851	34.200387	-14.02%	50,805
2017	35.617417	39.775851	11.68%	56,899
2016	29.461724	35.617417	20.89%	62,168
2015	30.441829	29.461724	-3.22%	79,075
2014	30.687821	30.441829	-0.80%	88,351
2013	22.132590	30.687821	38.65%	104,708
2012	19.471320	22.132590	13.67%	128,630
2011	20.953182	19.471320	-7.07%	154,380
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.870954	23.348306	11.87%	14,156
2019	16.517405	20.870954	26.36%	16,699
2018	17.627414	16.517405	-6.30%	17,633
2017	14.321839	17.627414	23.08%	21,853
2016	12.785655	14.321839	12.01%	19,001
2015	13.117078	12.785655	-2.53%	24,390
2014	12.478109	13.117078	5.12%	27,940
2013	8.812490	12.478109	41.60%	26,147
2012	7.646121	8.812490	15.25%	27,361
2011	8.773136	7.646121	-12.85%	102,191

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.716310	24.280469	11.81%	69,480
2019	17.464580	21.716310	24.34%	82,265
2018	18.810013	17.464580	-7.15%	93,724
2017	16.108569	18.810013	16.77%	116,938
2016	14.829315	16.108569	8.63%	137,025
2015	15.095404	14.829315	-1.76%	167,815
2014	13.846726	15.095404	9.02%	192,539
2013	10.130566	13.846726	36.68%	204,935
2012	9.219979	10.130566	9.88%	211,657
2011	9.661405	9.219979	-4.57%	242,739
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.726150	16.490536	-6.97%	63,071
2019	13.774921	17.726150	28.68%	84,445
2018	14.554989	13.774921	-5.36%	96,860
2017	13.899722	14.554989	4.71%	114,740
2016	13.145928	13.899722	5.73%	133,434
2015	14.125389	13.145928	-6.93%	164,285
2014	11.133697	14.125389	26.87%	212,793
2013	10.989318	11.133697	1.31%	223,122
2012	9.638248	10.989318	14.02%	241,821
2011	9.204832	9.638248	4.71%	266,404
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.679105	24.041583	16.26%	95,897
2019	16.021196	20.679105	29.07%	92,865
2018	17.073737	16.021196	-6.16%	119,643
2017	14.276585	17.073737	19.59%	137,312
2016	12.990960	14.276585	9.90%	145,784
2015	13.045731	12.990960	-0.42%	82,243
2014	11.694886	13.045731	11.55%	48,267
2013*	10.000000	11.694886	16.95%	15,484
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.692296	10.846655	1.44%	85,329
2019	10.413012	10.692296	2.68%	90,853
2018	10.470408	10.413012	-0.55%	85,779
2017	10.448295	10.470408	0.21%	95,520
2016	10.333404	10.448295	1.11%	92,700
2015	10.510667	10.333404	-1.69%	99,300
2014	10.602135	10.510667	-0.86%	94,565
2013	10.735896	10.602135	-1.25%	93,708
2012	10.512764	10.735896	2.12%	108,625
2011	10.519687	10.512764	-0.07%	90,206

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.609580	20.727807	17.71%	10,859
2019	14.285008	17.609580	23.27%	10,279
2018	16.334516	14.285008	-12.55%	5,676
2017	14.501024	16.334516	12.64%	6,766
2016	12.160852	14.501024	19.24%	8,363
2015	12.959975	12.160852	-6.17%	4,980
2014	12.565419	12.959975	3.14%	8,125
2013*	10.000000	12.565419	25.65%	3,015
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.146780	36.648874	58.33%	65,222
2019	17.146931	23.146780	34.99%	75,723
2018	18.700975	17.146931	-8.31%	93,288
2017	14.864916	18.700975	25.81%	114,462
2016	14.207446	14.864916	4.63%	141,949
2015	14.451836	14.207446	-1.69%	167,620
2014	14.124232	14.451836	2.32%	189,887
2013	10.329616	14.124232	36.74%	221,313
2012	9.133713	10.329616	13.09%	239,902
2011	9.689752	9.133713	-5.74%	279,666
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	46.112505	63.554388	37.82%	1,351
2019	35.283117	46.112505	30.69%	1,536
2018	38.279153	35.283117	-7.83%	1,824
2017	31.150093	38.279153	22.89%	1,916
2016	30.313646	31.150093	2.76%	1,794
2015	30.425806	30.313646	-0.37%	2,282
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.636737	10.855970	2.06%	60,997
2019	10.398912	10.636737	2.29%	68,651
2018	10.435470	10.398912	-0.35%	91,036
2017	10.484442	10.435470	-0.47%	109,602
2016	10.499512	10.484442	-0.14%	113,608
2015	10.623678	10.499512	-1.17%	142,323
2014	10.703784	10.623678	-0.75%	178,871
2013	10.783742	10.703784	-0.74%	292,959
2012	10.450412	10.783742	3.19%	203,051
2011	10.562516	10.450412	-1.06%	203,686

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	35.877187	42.316542	17.95%	10,628
2019	28.889948	35.877187	24.19%	13,278
2018	31.066378	28.889948	-7.01%	14,549
2017	26.589912	31.066378	16.84%	67,376
2016	24.533294	26.589912	8.38%	67,538
2015	24.984866	24.533294	-1.81%	75,953
2014	22.944678	24.984866	8.89%	75,977
2013	16.902608	22.944678	35.75%	95,491
2012	15.439281	16.902608	9.48%	104,994
2011	16.147547	15.439281	-4.39%	108,901
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.928120	12.697638	6.45%	20,333
2019	10.820625	11.928120	10.24%	22,086
2018	11.601456	10.820625	-6.73%	23,539
2017	10.372123	11.601456	11.85%	21,755
2016	9.311956	10.372123	11.39%	32,676
2015	10.394438	9.311956	-10.41%	53,774
2014	10.488976	10.394438	-0.90%	77,338
2013	10.620910	10.488976	-1.24%	88,145
2012*	10.000000	10.620910	6.21%	47,664
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.326416	11.908703	5.14%	1,343
2019	10.014099	11.326416	13.10%	1,769
2018	10.666607	10.014099	-6.12%	426
2017	9.848932	10.666607	8.30%	25,579
2016	8.818189	9.848932	11.69%	504
2015	9.155408	8.818189	-3.68%	0
2014	9.152154	9.155408	0.04%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.033974	13.137274	9.17%	9,731
2019	11.409397	12.033974	5.47%	27,125
2018	12.057562	11.409397	-5.38%	10,248
2017	11.037287	12.057562	9.24%	14,633
2016	10.872244	11.037287	1.52%	21,014
2015	11.872960	10.872244	-8.43%	34,649
2014	11.999326	11.872960	-1.05%	35,882
2013	13.018453	11.999326	-7.83%	43,276
2012	12.540903	13.018453	3.81%	41,883
2011	11.725233	12.540903	6.96%	69,770

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.554667	11.728062	1.50%	189,367
2019	11.270563	11.554667	2.52%	204,961
2018	11.398620	11.270563	-1.12%	237,826
2017	11.411284	11.398620	-0.11%	284,438
2016	11.418016	11.411284	-0.06%	316,973
2015	11.550147	11.418016	-1.14%	709,724
2014	11.621253	11.550147	-0.61%	402,476
2013	11.807707	11.621253	-1.58%	391,314
2012	11.318862	11.807707	4.32%	375,211
2011	11.358857	11.318862	-0.35%	367,775
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.344071	10.422838	0.76%	22,370
2019	10.210339	10.344071	1.31%	14,115
2018	10.205195	10.210339	0.05%	12,047
2017	10.111376	10.205195	0.93%	5,790
2016*	10.000000	10.111376	1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.629073	12.450773	7.07%	157,941
2019	10.890078	11.629073	6.79%	154,489
2018	11.110477	10.890078	-1.98%	164,768
2017	10.744528	11.110477	3.41%	196,465
2016	10.616869	10.744528	1.20%	201,086
2015	10.726161	10.616869	-1.02%	229,251
2014	10.437944	10.726161	2.76%	266,733
2013	10.802571	10.437944	-3.38%	287,411
2012	10.000665	10.802571	8.02%	137,819
2011*	10.000000	10.000665	0.01%	41,863
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.189867	24.890495	36.84%	7,234
2019	13.484297	18.189867	34.90%	4,930
2018	13.352093	13.484297	0.99%	2,560
2017	10.339118	13.352093	29.14%	2,092
2016*	10.000000	10.339118	3.39%	398
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.416750	23.683067	10.58%	2,810
2019	17.346626	21.416750	23.46%	2,669
2018	21.740900	17.346626	-20.21%	0
2017	17.409902	21.740900	24.88%	0
2016	18.091348	17.409902	-3.77%	0
2015	18.313271	18.091348	-1.21%	0
2014	19.913587	18.313271	-8.04%	0
2013	15.761587	19.913587	26.34%	0
2012	13.105530	15.761587	20.27%	0
2011	15.992894	13.105530	-18.05%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.499316	34.99%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.076283	13.648248	4.37%	9,959
2019	10.164683	13.076283	28.64%	9,206
2018	11.260436	10.164683	-9.73%	6,343
2017*	10.000000	11.260436	12.60%	4,129
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.181847	56.342433	27.52%	44,535
2019	34.818047	44.181847	26.89%	53,914
2018	34.997190	34.818047	-0.51%	62,425
2017	27.865529	34.997190	25.59%	73,032
2016	31.635835	27.865529	-11.92%	73,341
2015	28.513076	31.635835	10.95%	137,795
2014	22.025783	28.513076	29.45%	126,736
2013	14.833985	22.025783	48.48%	150,485
2012	11.478993	14.833985	29.23%	85,779
2011	10.541009	11.478993	8.90%	48,336
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.806823	6.806951	17.22%	12,655
2019	5.277001	5.806823	10.04%	7,950
2018	7.473944	5.277001	-29.39%	10,757
2017	7.728290	7.473944	-3.29%	11,616
2016	5.462367	7.728290	41.48%	16,626
2015	8.342503	5.462367	-34.52%	16,602
2014	10.485340	8.342503	-20.44%	13,363
2013	9.636684	10.485340	8.81%	15,772
2012*	10.000000	9.636684	-3.63%	9,000
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.969037	7.013869	17.50%	6,299
2019	5.408764	5.969037	10.36%	8,067
2018	7.645073	5.408764	-29.25%	8,544
2017	7.883262	7.645073	-3.02%	8,560
2016	5.560380	7.883262	41.78%	9,185
2015	8.469315	5.560380	-34.35%	14,551
2014	10.612744	8.469315	-20.20%	16,463
2013	9.732728	10.612744	9.04%	27,510
2012*	10.000000	9.732728	-2.67%	51,494
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.790853	10.480216	-2.88%	1,314
2019*	10.000000	10.790853	7.91%	1,844

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.964005	57.536714	55.66%	8,422
2019	30.016884	36.964005	23.14%	13,581
2018	30.036811	30.016884	-0.07%	13,044
2017	24.191220	30.036811	24.16%	12,740
2016	22.758334	24.191220	6.30%	14,860
2015	23.754529	22.758334	-4.19%	18,292
2014	24.540435	23.754529	-3.20%	29,887
2013	16.558629	24.540435	48.20%	32,997
2012	15.560948	16.558629	6.41%	28,646
2011	16.533472	15.560948	-5.88%	37,963

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.354864	13.807942	3.39%	0
2019	11.753203	13.354864	13.63%	0
2018	12.866366	11.753203	-8.65%	0
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	35.697514	36.068063	1.04%	132
2019	29.288877	35.697514	21.88%	113
2018	31.551240	29.288877	-7.17%	111
2017	26.980316	31.551240	16.94%	113
2016	24.635151	26.980316	9.52%	114
2015	24.633499	24.635151	0.01%	114
2014	22.859541	24.633499	7.76%	118
2013	17.225318	22.859541	32.71%	124
2012	14.900874	17.225318	15.60%	126
2011	14.247159	14.900874	4.59%	155
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.813511	8.882261	0.78%	0
2019	7.653642	8.813511	15.15%	0
2018*	10.000000	7.653642	-23.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	44.155267	44.866400	1.61%	3,555
2019	37.348915	44.155267	18.22%	3,173
2018	44.722862	37.348915	-16.49%	3,496
2017	40.191453	44.722862	11.27%	4,149
2016	32.662638	40.191453	23.05%	2,123
2015	35.126554	32.662638	-7.01%	2,762
2014	32.699958	35.126554	7.42%	3,026
2013	24.095626	32.699958	35.71%	5,564
2012	20.628604	24.095626	16.81%	4,198
2011	22.894965	20.628604	-9.90%	5,167
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.352908	15.504145	8.02%	18,036
2019	13.366726	14.352908	7.38%	22,000
2018	13.950806	13.366726	-4.19%	23,822
2017	13.647256	13.950806	2.22%	26,363
2016	13.258770	13.647256	2.93%	29,425
2015	13.787333	13.258770	-3.83%	38,728
2014	13.536422	13.787333	1.85%	50,380
2013	15.000600	13.536422	-9.76%	51,802
2012	14.167698	15.000600	5.88%	65,552
2011	12.858112	14.167698	10.18%	73,513

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	33.923788	37.278129	9.89%	4,153
2019	27.802772	33.923788	22.02%	4,159
2018	30.385583	27.802772	-8.50%	5,209
2017	25.616326	30.385583	18.62%	5,221
2016	22.949789	25.616326	11.62%	5,232
2015	24.747936	22.949789	-7.27%	5,241
2014	22.343956	24.747936	10.76%	5,249
2013	16.726120	22.343956	33.59%	6,309
2012	14.821372	16.726120	12.85%	6,322
2011	14.613877	14.821372	1.42%	6,334
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	33.076885	32.975836	-0.31%	14,745
2019	26.006430	33.076885	27.19%	17,336
2018	30.306185	26.006430	-14.19%	17,686
2017	27.573290	30.306185	9.91%	20,747
2016	22.787022	27.573290	21.00%	24,719
2015	23.481479	22.787022	-2.96%	22,369
2014	20.487919	23.481479	14.61%	20,757
2013	15.995919	20.487919	28.08%	23,051
2012	13.958477	15.995919	14.60%	35,077
2011	14.276613	13.958477	-2.23%	34,872
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	35.790354	35.582387	-0.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.735244	12.382333	5.51%	853
2019	10.361848	11.735244	13.25%	2,053
2018	10.822385	10.361848	-4.26%	2,053
2017	10.250078	10.822385	5.58%	0
2016	9.214075	10.250078	11.24%	2,568
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.601364	11.345963	7.02%	3,641
2019	9.850820	10.601364	7.62%	2,790
2018	10.064063	9.850820	-2.12%	1,835
2017	9.889492	10.064063	1.77%	1,927
2016	9.788805	9.889492	1.03%	1,779
2015*	10.000000	9.788805	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.718878	15.030963	2.12%	8,119
2019	11.711713	14.718878	25.68%	8,049
2018	12.830491	11.711713	-8.72%	7,767
2017	11.170131	12.830491	14.86%	7,753
2016	9.760789	11.170131	14.44%	0
2015*	10.000000	9.760789	-2.39%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.074007	21.511523	19.02%	2,989
2019	15.566696	18.074007	16.11%	4,942
2018	17.083716	15.566696	-8.88%	8,449
2017	15.236876	17.083716	12.12%	8,661
2016	14.886200	15.236876	2.36%	11,130
2015	15.250235	14.886200	-2.39%	13,266
2014	15.173580	15.250235	0.51%	11,804
2013	13.450045	15.173580	12.81%	13,230
2012	12.405078	13.450045	8.42%	14,685
2011	13.056117	12.405078	-4.99%	14,483
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.240345	14.079221	6.34%	877
2019	11.203800	13.240345	18.18%	934
2018	13.477918	11.203800	-16.87%	982
2017	11.881684	13.477918	13.43%	1,978
2016	10.459835	11.881684	13.59%	2,843
2015	10.882169	10.459835	-3.88%	6,365
2014*	10.000000	10.882169	8.82%	552
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.184680	38.382421	9.09%	11,705
2019	29.198461	35.184680	20.50%	14,123
2018	32.535677	29.198461	-10.26%	14,725
2017	29.355301	32.535677	10.83%	14,679
2016	23.679016	29.355301	23.97%	18,555
2015	24.588023	23.679016	-3.70%	18,471
2014	23.722219	24.588023	3.65%	20,113
2013	17.097628	23.722219	38.75%	22,002
2012	14.982459	17.097628	14.12%	23,707
2011	15.109725	14.982459	-0.84%	25,706
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.716683	46.097312	16.07%	13,119
2019	30.785453	39.716683	29.01%	13,706
2018	32.818228	30.785453	-6.19%	19,511
2017	27.458302	32.818228	19.52%	22,399
2016	24.988192	27.458302	9.89%	24,680
2015	25.124808	24.988192	-0.54%	26,993
2014	22.529274	25.124808	11.52%	39,281
2013	17.348611	22.529274	29.86%	38,490
2012	15.237582	17.348611	13.85%	28,418
2011	15.207074	15.237582	0.20%	37,597

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	35.453354	43.130165	21.65%	7,204
2019	26.481247	35.453354	33.88%	11,597
2018	28.913020	26.481247	-8.41%	13,133
2017	23.086747	28.913020	25.24%	14,613
2016	21.753084	23.086747	6.13%	13,146
2015	22.677370	21.753084	-4.08%	15,952
2014	21.329906	22.677370	6.32%	19,366
2013	17.904014	21.329906	19.13%	15,331
2012	16.487382	17.904014	8.59%	27,999
2011	15.377130	16.487382	7.22%	15,190
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	26.131531	30.809899	17.90%	253
2019	21.814401	26.131531	19.79%	253
2018	27.413401	21.814401	-20.42%	253
2017	22.353677	27.413401	22.63%	253
2016	19.411208	22.353677	15.16%	253
2015	20.196248	19.411208	-3.89%	462
2014	20.215855	20.196248	-0.10%	462
2013	13.832750	20.215855	46.14%	462
2012	11.668047	13.832750	18.55%	463
2011	13.769189	11.668047	-15.26%	463
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.092394	11.626875	4.82%	0
2019	9.654694	11.092394	14.89%	0
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.248220	16.636543	-3.55%	7,437
2019	13.696513	17.248220	25.93%	10,158
2018	16.726225	13.696513	-18.11%	9,180
2017	15.178377	16.726225	10.20%	4,725
2016	11.742909	15.178377	29.26%	5,556
2015	12.732461	11.742909	-7.77%	3,686
2014	12.226317	12.732461	4.14%	2,107
2013*	10.000000	12.226317	22.26%	2,107
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.103700	11.167131	0.57%	1,743
2019	10.516883	11.103700	5.58%	3,817
2018	10.676210	10.516883	-1.49%	3,138
2017	10.467062	10.676210	2.00%	1,235
2016	9.743631	10.467062	7.42%	3,438
2015	9.981009	9.743631	-2.38%	0
2014	10.065127	9.981009	-0.84%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.701554	10.626305	-0.70%	211
2019	9.050954	10.701554	18.24%	211
2018*	10.000000	9.050954	-9.49%	211
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.131712	16.092575	6.35%	60,808
2019	14.057584	15.131712	7.64%	66,695
2018	14.370871	14.057584	-2.18%	75,088
2017	14.047662	14.370871	2.30%	76,287
2016	13.760581	14.047662	2.09%	77,208
2015	14.017558	13.760581	-1.83%	78,522
2014	13.734133	14.017558	2.06%	81,539
2013	13.825382	13.734133	-0.66%	82,675
2012	12.811898	13.825382	7.91%	30,826
2011	12.739747	12.811898	0.57%	38,619
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.495819	13.544432	29.05%	0
2019	8.239455	10.495819	27.38%	20
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.673146	20.665430	10.67%	32,463
2019	16.361379	18.673146	14.13%	37,205
2018	17.333690	16.361379	-5.61%	38,653
2017	15.584759	17.333690	11.22%	41,694
2016	15.019876	15.584759	3.76%	45,039
2015	15.314365	15.019876	-1.92%	50,670
2014	14.904171	15.314365	2.75%	52,831
2013	13.353585	14.904171	11.61%	60,177
2012	12.137701	13.353585	10.02%	50,081
2011	12.362512	12.137701	-1.82%	61,969
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.400300	23.075870	13.12%	33,175
2019	17.259034	20.400300	18.20%	35,046
2018	18.638301	17.259034	-7.40%	67,002
2017	16.258460	18.638301	14.64%	73,434
2016	15.584357	16.258460	4.33%	86,368
2015	15.878515	15.584357	-1.85%	90,670
2014	15.396454	15.878515	3.13%	84,689
2013	13.503728	15.396454	14.02%	88,947
2012	12.112700	13.503728	11.48%	85,572
2011	12.438770	12.112700	-2.62%	110,804

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.504142	25.882132	15.01%	2,254
2019	18.389530	22.504142	22.37%	8,743
2018	20.286081	18.389530	-9.35%	8,764
2017	17.045801	20.286081	19.01%	8,788
2016	16.251325	17.045801	4.89%	1,800
2015	16.569826	16.251325	-1.92%	3,509
2014	16.044076	16.569826	3.28%	2,697
2013	13.402528	16.044076	19.71%	0
2012	11.801584	13.402528	13.57%	0
2011	12.317292	11.801584	-4.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.766295	16.577040	20.42%	11,551
2019	11.249017	13.766295	22.38%	2,082
2018	11.939894	11.249017	-5.79%	2,156
2017	10.428287	11.939894	14.50%	8,630
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	45.286068	58.152509	28.41%	0
2019	34.986872	45.286068	29.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.676208	9.050559	-33.82%	1,639
2019	12.629626	13.676208	8.29%	2,020
2018	17.027317	12.629626	-25.83%	2,492
2017	17.761336	17.027317	-4.13%	2,796
2016	13.492114	17.761336	31.64%	4,410
2015	17.266811	13.492114	-21.86%	6,784
2014	20.074950	17.266811	-13.99%	5,203
2013	16.400030	20.074950	22.41%	7,585
2012	15.881541	16.400030	3.26%	16,902
2011	16.990007	15.881541	-6.52%	18,814
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	32.147294	33.738716	4.95%	21,424
2019	25.650594	32.147294	25.33%	24,092
2018	28.445399	25.650594	-9.83%	30,621
2017	25.608609	28.445399	11.08%	32,063
2016	22.063882	25.608609	16.07%	41,652
2015	23.367594	22.063882	-5.58%	47,541
2014	21.846866	23.367594	6.96%	48,770
2013	17.333480	21.846866	26.04%	51,805
2012	15.018702	17.333480	15.41%	42,063
2011	15.132410	15.018702	-0.75%	47,073

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.814402	15.716250	6.09%	7,924
2019	11.585966	14.814402	27.87%	7,887
2018	12.941018	11.585966	-10.47%	7,601
2017	11.254640	12.941018	14.98%	7,601
2016*	10.000000	11.254640	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	45.289069	64.102701	41.54%	16,690
2019	34.283642	45.289069	32.10%	17,668
2018	34.924150	34.283642	-1.83%	19,052
2017	26.271633	34.924150	32.93%	20,280
2016	26.497911	26.271633	-0.85%	22,074
2015	25.138497	26.497911	5.41%	26,299
2014	22.966164	25.138497	9.46%	27,013
2013	17.126502	22.966164	34.10%	30,220
2012	15.183404	17.126502	12.80%	24,417
2011	15.403556	15.183404	-1.43%	27,409
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.521160	16.706245	7.64%	61,130
2019	14.388409	15.521160	7.87%	66,468
2018	14.709623	14.388409	-2.18%	86,373
2017	14.345257	14.709623	2.54%	98,577
2016	13.924842	14.345257	3.02%	104,703
2015	14.243590	13.924842	-2.24%	122,351
2014	13.677465	14.243590	4.14%	138,451
2013	14.164557	13.677465	-3.44%	144,126
2012	13.603837	14.164557	4.12%	146,179
2011	12.889647	13.603837	5.54%	136,698
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	48.580971	56.459517	16.22%	14,411
2019	40.001478	48.580971	21.45%	16,855
2018	47.605320	40.001478	-15.97%	19,860
2017	40.053520	47.605320	18.85%	20,229
2016	36.293322	40.053520	10.36%	23,770
2015	37.418106	36.293322	-3.01%	27,082
2014	35.790612	37.418106	4.55%	32,366
2013	26.715741	35.790612	33.97%	35,564
2012	23.651653	26.715741	12.96%	38,829
2011	26.907004	23.651653	-12.10%	46,870

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	28.631394	32.559283	13.72%	4,103
2019	22.774667	28.631394	25.72%	9,276
2018	27.194661	22.774667	-16.25%	10,566
2017	21.217072	27.194661	28.17%	11,610
2016	22.714161	21.217072	-6.59%	12,861
2015	22.301526	22.714161	1.85%	13,303
2014	24.664606	22.301526	-9.58%	2,531
2013	19.217434	24.664606	28.34%	2,532
2012	16.191358	19.217434	18.69%	2,532
2011	19.865603	16.191358	-18.50%	2,882
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.847786	12.726694	-8.10%	0
2019	11.422929	13.847786	21.23%	0
2018	12.385543	11.422929	-7.77%	0
2017	12.104385	12.385543	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	40.951091	43.616174	6.51%	4,599
2019	30.971555	40.951091	32.22%	5,423
2018	38.076687	30.971555	-18.66%	5,432
2017	32.426951	38.076687	17.42%	6,164
2016	30.095641	32.426951	7.75%	6,365
2015	31.528900	30.095641	-4.55%	6,322
2014	30.021284	31.528900	5.02%	7,430
2013	23.387917	30.021284	28.36%	7,976
2012	18.668231	23.387917	25.28%	8,302
2011	20.813890	18.668231	-10.31%	9,365
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.087893	16.623667	10.18%	0
2019	12.766739	15.087893	18.18%	1,189
2018	14.331894	12.766739	-10.92%	1,316
2017	12.979987	14.331894	10.42%	1,469
2016	11.630788	12.979987	11.60%	1,614
2015	12.577409	11.630788	-7.53%	1,823
2014	12.402760	12.577409	1.41%	3,642
2013	10.162991	12.402760	22.04%	4,056
2012	8.937286	10.162991	13.71%	4,488
2011	9.205881	8.937286	-2.92%	4,910

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.306841	18.175759	-0.72%	220,940
2019	15.997716	18.306841	14.43%	223,165
2018	16.955929	15.997716	-5.65%	222,208
2017	15.679311	16.955929	8.14%	222,855
2016	13.945670	15.679311	12.43%	223,085
2015	15.217169	13.945670	-8.36%	227,672
2014	14.752286	15.217169	3.15%	228,231
2013	13.131082	14.752286	12.35%	228,342
2012	11.822160	13.131082	11.07%	233,981
2011	11.710454	11.822160	0.95%	234,088
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	39.329690	44.972168	14.35%	9,080
2019	30.865498	39.329690	27.42%	14,135
2018	32.979931	30.865498	-6.41%	15,675
2017	27.743155	32.979931	18.88%	16,132
2016	24.246295	27.743155	14.42%	19,482
2015	25.521602	24.246295	-5.00%	19,699
2014	23.807265	25.521602	7.20%	19,810
2013	18.617738	23.807265	27.87%	20,269
2012	16.865312	18.617738	10.39%	21,973
2011	16.136270	16.865312	4.52%	24,555
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	44.969895	46.641081	3.72%	10,886
2019	36.097407	44.969895	24.58%	13,744
2018	42.024243	36.097407	-14.10%	15,273
2017	38.516534	42.024243	9.11%	18,463
2016	30.004228	38.516534	28.37%	17,885
2015	32.857486	30.004228	-8.68%	20,196
2014	33.134856	32.857486	-0.84%	22,227
2013	24.666418	33.134856	34.33%	24,295
2012	21.131763	24.666418	16.73%	25,561
2011	22.268576	21.131763	-5.11%	31,470
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.311416	14.225018	15.54%	3,895
2019	9.855188	12.311416	24.92%	5,277
2018	11.871008	9.855188	-16.98%	6,715
2017	8.574241	11.871008	38.45%	5,479
2016	7.404213	8.574241	15.80%	8,149
2015	9.340420	7.404213	-20.73%	8,697
2014*	10.000000	9.340420	-6.60%	8,822

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.908500	22.326202	-2.54%	3,753
2019	20.646927	22.908500	10.95%	6,487
2018	24.766222	20.646927	-16.63%	5,988
2017	21.523849	24.766222	15.06%	6,052
2016	20.367227	21.523849	5.68%	8,681
2015	22.090754	20.367227	-7.80%	9,093
2014	25.210902	22.090754	-12.38%	9,209
2013	20.792547	25.210902	21.25%	1,776
2012	17.836353	20.792547	16.57%	2,521
2011	20.241864	17.836353	-11.88%	3,295
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.522922	8.893696	-6.61%	23,439
2019	9.467559	9.522922	0.58%	32,660
2018	9.420185	9.467559	0.50%	36,952
2017	9.373067	9.420185	0.50%	62,173
2016	9.234439	9.373067	1.50%	71,117
2015	9.786881	9.234439	-5.64%	75,535
2014	9.747174	9.786881	0.41%	79,420
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.005216	13.350625	2.66%	0
2019	11.783339	13.005216	10.37%	0
2018	12.493278	11.783339	-5.68%	0
2017	11.201482	12.493278	11.53%	0
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.085434	10.612433	5.23%	0
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.974801	10.561784	5.88%	0
2019	9.633489	9.974801	3.54%	0
2018	10.293377	9.633489	-6.41%	0
2017	10.069135	10.293377	2.23%	0
2016	10.261346	10.069135	-1.87%	0
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.505341	32.909848	40.01%	4,993
2019	17.473921	23.505341	34.52%	5,058
2018	18.440859	17.473921	-5.24%	5,118
2017	14.722748	18.440859	25.25%	5,182
2016	14.636028	14.722748	0.59%	5,458
2015	14.170716	14.636028	3.28%	5,636
2014	13.286584	14.170716	6.65%	5,933
2013	9.639190	13.286584	37.84%	6,192
2012*	10.000000	9.639190	-3.61%	6,609
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.652449	46.52%	6,042
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	45.237410	56.797693	25.55%	7,551
2019	34.901658	45.237410	29.61%	9,684
2018	40.874625	34.901658	-14.61%	12,799
2017	30.408768	40.874625	34.42%	13,600
2016	30.887877	30.408768	-1.55%	17,223
2015	30.216792	30.887877	2.22%	22,118
2014	30.028447	30.216792	0.63%	23,518
2013	23.981738	30.028447	25.21%	1,896
2012	20.109841	23.981738	19.25%	1,899
2011	22.296056	20.109841	-9.81%	1,971
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.893895	11.062743	1.55%	10,561
2019	9.989096	10.893895	9.06%	10,709
2018	10.613487	9.989096	-5.88%	12,193
2017	10.151006	10.613487	4.56%	12,889
2016	9.687798	10.151006	4.78%	13,234
2015	10.076443	9.687798	-3.86%	13,565
2014	9.971091	10.076443	1.06%	13,183
2013	10.149924	9.971091	-1.76%	6,027
2012*	10.000000	10.149924	1.50%	7,278
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	35.934495	40.283252	12.10%	21,853
2019	27.664598	35.934495	29.89%	24,643
2018	30.531933	27.664598	-9.39%	29,326
2017	26.547775	30.531933	15.01%	36,825
2016	24.190536	26.547775	9.74%	44,060
2015	23.794748	24.190536	1.66%	48,631
2014	21.859131	23.794748	8.85%	55,815
2013	16.866724	21.859131	29.60%	62,389
2012	14.670146	16.866724	14.97%	60,472
2011	14.924956	14.670146	-1.71%	65,838

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.563559	17.791729	7.41%	384
2019	13.434967	16.563559	23.29%	363
2018	15.414917	13.434967	-12.84%	345
2017	13.635181	15.414917	13.05%	355
2016	12.219799	13.635181	11.58%	759
2015	12.947557	12.219799	-5.62%	2,011
2014	12.605778	12.947557	2.71%	780
2013	9.951975	12.605778	26.67%	807
2012*	10.000000	9.951975	-0.48%	952
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	47.741247	56.316118	17.96%	5,203
2019	38.387178	47.741247	24.37%	5,968
2018	43.522042	38.387178	-11.80%	6,239
2017	38.748198	43.522042	12.32%	7,896
2016	33.395213	38.748198	16.03%	9,025
2015	36.067282	33.395213	-7.41%	9,873
2014	32.761196	36.067282	10.09%	7,676
2013	23.627774	32.761196	38.66%	7,858
2012	20.365428	23.627774	16.02%	7,164
2011	21.158203	20.365428	-3.75%	8,704
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.984074	13.109234	19.35%	1,018
2019	8.706416	10.984074	26.16%	1,112
2018	10.976968	8.706416	-20.68%	1,039
2017	8.804103	10.976968	24.68%	966
2016	9.177984	8.804103	-4.07%	6,542
2015	9.027900	9.177984	1.66%	8,959
2014*	10.000000	9.027900	-9.72%	9,090
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.838218	20.029396	12.28%	8,593
2019	14.856103	17.838218	20.07%	8,702
2018	15.934950	14.856103	-6.77%	7,879
2017	13.663774	15.934950	16.62%	7,014
2016	14.222515	13.663774	-3.93%	7,724
2015	15.738069	14.222515	-9.63%	14,157
2014	16.848661	15.738069	-6.59%	22,432
2013	13.655847	16.848661	23.38%	28,665
2012	11.621612	13.655847	17.50%	17,116
2011	12.701575	11.621612	-8.50%	19,687

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.907529	14.539397	4.54%	2,895
2019	12.685174	13.907529	9.64%	3,700
2018	13.144268	12.685174	-3.49%	3,927
2017	12.495843	13.144268	5.19%	4,328
2016	10.907239	12.495843	14.56%	4,759
2015	11.831775	10.907239	-7.81%	6,059
2014	11.775487	11.831775	0.48%	13,610
2013	10.807899	11.775487	8.95%	49,273
2012*	10.000000	10.807899	8.08%	6,027
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.347938	32.832991	46.92%	5,685
2019	16.431109	22.347938	36.01%	5,167
2018	16.675460	16.431109	-1.47%	6,429
2017	13.327068	16.675460	25.12%	4,832
2016	12.736838	13.327068	4.63%	9,178
2015	13.710154	12.736838	-7.10%	22,742
2014	12.890411	13.710154	6.36%	22,826
2013	10.061249	12.890411	28.12%	9,105
2012*	10.000000	10.061249	0.61%	1,047
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	33.748119	37.944066	12.43%	2,054
2019	27.992411	33.748119	20.56%	2,054
2018	28.270130	27.992411	-0.98%	2,054
2017	24.269132	28.270130	16.49%	2,054
2016	23.592719	24.269132	2.87%	2,507
2015	23.829884	23.592719	-1.00%	2,507
2014	22.328703	23.829884	6.72%	2,508
2013	18.902474	22.328703	18.13%	2,508
2012	16.909810	18.902474	11.78%	2,509
2011	16.920141	16.909810	-0.06%	2,510
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.534090	11.451401	8.71%	3,936
2019	9.776616	10.534090	7.75%	5,016
2018	10.045420	9.776616	-2.68%	5,078
2017	9.857161	10.045420	1.91%	5,140
2016	9.779457	9.857161	0.79%	4,164
2015*	10.000000	9.779457	-2.21%	1,020

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.514109	37.718935	37.09%	4,108
2019	20.390420	27.514109	34.94%	15,110
2018	20.332110	20.390420	0.29%	2,959
2017	15.861951	20.332110	28.18%	3,320
2016	15.780035	15.861951	0.52%	12,889
2015	14.297359	15.780035	10.37%	15,117
2014	13.368358	14.297359	6.95%	14,306
2013	10.358718	13.368358	29.05%	19,352
2012	8.482366	10.358718	22.12%	23,716
2011	9.244280	8.482366	-8.24%	19,240
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.231534	27.095832	48.62%	30,565
2019	12.767852	18.231534	42.79%	14,390
2018	12.833501	12.767852	-0.51%	15,407
2017	8.981275	12.833501	42.89%	17,842
2016	8.000281	8.981275	12.26%	12,802
2015	7.753674	8.000281	3.18%	29,999
2014	7.191528	7.753674	7.82%	17,507
2013	5.387065	7.191528	33.50%	10,402
2012	4.585625	5.387065	17.48%	4,888
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.336193	15.256353	14.40%	9,011
2019	10.674686	13.336193	24.93%	9,067
2018	12.758320	10.674686	-16.33%	10,422
2017	9.891780	12.758320	28.98%	10,699
2016	10.753120	9.891780	-8.01%	8,035
2015	11.958752	10.753120	-10.08%	7,344
2014	13.798396	11.958752	-13.33%	17,565
2013	12.245458	13.798396	12.68%	22,310
2012	10.973363	12.245458	11.59%	25,800
2011	16.447983	10.973363	-33.28%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.235839	9.963829	-2.66%	7,496
2019	8.787028	10.235839	16.49%	6,705
2018	10.943252	8.787028	-19.70%	8,529
2017	8.682196	10.943252	26.04%	0
2016	7.290203	8.682196	19.09%	2,844
2015	9.248700	7.290203	-21.18%	8,507
2014	9.836154	9.248700	-5.97%	8,631
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.647749	11.278406	5.92%	0
2019	9.961199	10.647749	6.89%	0
2018	10.208209	9.961199	-2.42%	0
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.592165	32.430505	43.55%	852
2019	16.218645	22.592165	39.30%	488
2018	16.737690	16.218645	-3.10%	1,001
2017	13.436526	16.737690	24.57%	1,247
2016	12.524759	13.436526	7.28%	255
2015	12.981137	12.524759	-3.52%	963
2014	14.232107	12.981137	-8.79%	986
2013	10.221111	14.232107	39.24%	10,633
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	40.245422	40.959911	1.78%	29,963
2019	31.517354	40.245422	27.69%	32,160
2018	35.660763	31.517354	-11.62%	37,683
2017	30.819012	35.660763	15.71%	45,463
2016	27.471006	30.819012	12.19%	48,249
2015	28.123748	27.471006	-2.32%	53,929
2014	25.882444	28.123748	8.66%	60,287
2013	19.358837	25.882444	33.70%	64,649
2012	16.943327	19.358837	14.26%	65,839
2011	17.263936	16.943327	-1.86%	73,820
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.850635	12.357134	13.88%	0
2019*	10.000000	10.850635	8.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.089557	26.181368	18.52%	8,768
2019	17.829384	22.089557	23.89%	13,097
2018	20.031974	17.829384	-11.00%	13,724
2017	16.019269	20.031974	25.05%	13,497
2016	15.645110	16.019269	2.39%	18,070
2015	14.924020	15.645110	4.83%	16,437
2014	14.966396	14.924020	-0.28%	24,303
2013	11.892421	14.966396	25.85%	25,466
2012	10.404132	11.892421	14.30%	19,477
2011	10.742489	10.404132	-3.15%	14,571
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.507995	21.095071	20.49%	1,448
2019	12.720981	17.507995	37.63%	1,532
2018	12.828749	12.720981	-0.84%	3,606
2017	10.156324	12.828749	26.31%	3,854
2016	9.731620	10.156324	4.36%	3,809
2015*	10.000000	9.731620	-2.68%	3,970
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.313439	33.13%	1,657
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.625713	36.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.941342	15.844158	6.04%	3,703
2019	13.699852	14.941342	9.06%	9,519
2018	14.023135	13.699852	-2.31%	10,182
2017	13.430044	14.023135	4.42%	11,511
2016	12.866244	13.430044	4.38%	11,772
2015	13.158440	12.866244	-2.22%	12,117
2014	12.406655	13.158440	6.06%	7,351
2013	12.656237	12.406655	-1.97%	7,900
2012	11.755672	12.656237	7.66%	8,520
2011	11.310953	11.755672	3.93%	14,033
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	26.698855	27.781699	4.06%	176
2019	23.717302	26.698855	12.57%	584
2018	25.879016	23.717302	-8.35%	586
2017	23.949774	25.879016	8.06%	588
2016	21.964862	23.949774	9.04%	704
2015	22.541685	21.964862	-2.56%	704
2014	22.219526	22.541685	1.45%	704
2013	24.697659	22.219526	-10.03%	832
2012	21.250416	24.697659	16.22%	832
2011	20.163250	21.250416	5.39%	833
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.840254	11.506861	-2.82%	0
2019	9.391272	11.840254	26.08%	0
2018	10.341212	9.391272	-9.19%	0
2017	9.318677	10.341212	10.97%	0
2016	8.220270	9.318677	13.36%	1,761
2015*	10.000000	8.220270	-17.80%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.754546	24.482377	12.54%	483
2019	17.792838	21.754546	22.27%	541
2018	19.443201	17.792838	-8.49%	1,760
2017	16.779008	19.443201	15.88%	596
2016	15.329703	16.779008	9.45%	1,998
2015	16.747703	15.329703	-8.47%	1,988
2014	17.343482	16.747703	-3.44%	3,342
2013	13.333512	17.343482	30.07%	5,058
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.511188	20.084063	48.65%	36,166
2019	10.315606	13.511188	30.98%	49,363
2018	12.555996	10.315606	-17.84%	59,894
2017	10.143497	12.555996	23.78%	72,780
2016	10.547844	10.143497	-3.83%	84,765
2015	10.768101	10.547844	-2.05%	89,000
2014	11.070676	10.768101	-2.73%	97,126
2013	9.273285	11.070676	19.38%	100,643
2012	8.141657	9.273285	13.90%	96,587
2011	9.136293	8.141657	-10.89%	96,751
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.839224	21.908356	10.43%	350,032
2019	16.658781	19.839224	19.09%	380,552
2018	17.782037	16.658781	-6.32%	428,675
2017	15.574154	17.782037	14.18%	464,998
2016	14.490563	15.574154	7.48%	506,199
2015	14.553097	14.490563	-0.43%	565,514
2014	14.058163	14.553097	3.52%	583,379
2013	11.564862	14.058163	21.56%	629,065
2012	10.136363	11.564862	14.09%	601,349
2011	10.185355	10.136363	-0.48%	652,910
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.403583	13.355810	7.68%	57,021
2019	11.542789	12.403583	7.46%	44,551
2018	11.834619	11.542789	-2.47%	55,444
2017	11.628721	11.834619	1.77%	59,866
2016	11.488878	11.628721	1.22%	66,540
2015	11.678990	11.488878	-1.63%	73,888
2014	11.283092	11.678990	3.51%	66,302
2013	11.745615	11.283092	-3.94%	58,120
2012	11.349117	11.745615	3.49%	57,518
2011	10.886683	11.349117	4.25%	65,139
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.481471	31.363557	28.11%	6,109
2019	18.422069	24.481471	32.89%	6,822
2018	20.628911	18.422069	-10.70%	7,894
2017	15.974195	20.628911	29.14%	7,697
2016	16.170109	15.974195	-1.21%	9,012
2015	15.392570	16.170109	5.05%	11,157
2014	15.329730	15.392570	0.41%	12,343
2013	12.085782	15.329730	26.84%	15,220
2012	10.040218	12.085782	20.37%	15,580
2011	11.227749	10.040218	-10.58%	18,132

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.337355	39.341849	49.38%	20,746
2019	20.502033	26.337355	28.46%	32,316
2018	20.932193	20.502033	-2.06%	34,795
2017	16.611103	20.932193	26.01%	37,160
2016	15.446288	16.611103	7.54%	42,523
2015	14.719560	15.446288	4.94%	50,491
2014	13.814202	14.719560	6.55%	53,288
2013	10.809513	13.814202	27.80%	62,759
2012	9.338308	10.809513	15.75%	60,141
2011	9.936478	9.338308	-6.02%	67,916
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.982434	23.394378	11.50%	36,536
2019	16.933919	20.982434	23.91%	30,084
2018	17.559399	16.933919	-3.56%	33,102
2017	14.605454	17.559399	20.22%	38,220
2016	13.333890	14.605454	9.54%	50,018
2015	13.377837	13.333890	-0.33%	55,092
2014	12.308889	13.377837	8.68%	44,994
2013	9.388388	12.308889	31.11%	40,276
2012	8.134094	9.388388	15.42%	45,895
2011	8.437999	8.134094	-3.60%	51,568
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.688489	20.201010	2.60%	21,194
2019	18.291004	19.688489	7.64%	21,245
2018	18.997648	18.291004	-3.72%	21,460
2017	18.119421	18.997648	4.85%	22,714
2016	16.913513	18.119421	7.13%	24,315
2015	17.664212	16.913513	-4.25%	31,054
2014	17.245278	17.664212	2.43%	38,498
2013	17.689046	17.245278	-2.51%	36,507
2012	15.982935	17.689046	10.67%	36,471
2011	15.357303	15.982935	4.07%	32,720
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	36.157578	39.235412	8.51%	20,572
2019	28.422174	36.157578	27.22%	22,481
2018	28.908179	28.422174	-1.68%	26,340
2017	24.381421	28.908179	18.57%	36,423
2016	22.244607	24.381421	9.61%	41,185
2015	22.412117	22.244607	-0.75%	60,920
2014	20.328259	22.412117	10.25%	54,369
2013	15.763273	20.328259	28.96%	49,282
2012	14.043035	15.763273	12.25%	48,681
2011	14.188360	14.043035	-1.02%	50,627

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	35.777975	36.457992	1.90%	12,197
2019	28.570298	35.777975	25.23%	12,412
2018	31.314335	28.570298	-8.76%	14,516
2017	26.984573	31.314335	16.05%	17,247
2016	23.276193	26.984573	15.93%	21,094
2015	25.252027	23.276193	-7.82%	26,165
2014	23.511832	25.252027	7.40%	28,307
2013	17.624183	23.511832	33.41%	33,223
2012	15.126390	17.624183	16.51%	33,135
2011	15.742066	15.126390	-3.91%	36,611
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.247404	12.703185	12.94%	0
2019	9.923940	11.247404	13.34%	0
2018	10.997228	9.923940	-9.76%	0
2017	9.417005	10.997228	16.78%	0
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.774952	18.617447	10.98%	0
2019	13.724650	16.774952	22.22%	0
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	533
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.053910	16.279987	8.14%	40,550
2019	13.141460	15.053910	14.55%	43,980
2018	14.215221	13.141460	-7.55%	69,248
2017	12.865962	14.215221	10.49%	68,061
2016	12.297011	12.865962	4.63%	72,776
2015	12.605143	12.297011	-2.44%	81,896
2014	12.257368	12.605143	2.84%	116,257
2013	10.842213	12.257368	13.05%	187,328
2012	9.901343	10.842213	9.50%	171,019
2011	10.178550	9.901343	-2.72%	149,574

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.212239	17.818287	9.91%	24,984
2019	13.674624	16.212239	18.56%	17,346
2018	15.102205	13.674624	-9.45%	18,030
2017	13.225621	15.102205	14.19%	22,741
2016	12.497841	13.225621	5.82%	23,979
2015	12.845981	12.497841	-2.71%	25,204
2014	12.443839	12.845981	3.23%	32,493
2013	10.409028	12.443839	19.55%	30,563
2012	9.289782	10.409028	12.05%	31,990
2011	9.757848	9.289782	-4.80%	35,324
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.184391	13.986876	6.09%	32,776
2019	12.082336	13.184391	9.12%	44,244
2018	12.582629	12.082336	-3.98%	38,271
2017	11.997916	12.582629	4.87%	55,011
2016	11.631259	11.997916	3.15%	57,149
2015	11.883626	11.631259	-2.12%	84,730
2014	11.663208	11.883626	1.89%	82,859
2013	11.272747	11.663208	3.46%	83,144
2012	10.635656	11.272747	5.99%	150,913
2011	10.636271	10.635656	-0.01%	135,744
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.477890	12.923497	3.57%	0
2019	11.115278	12.477890	12.26%	0
2018	12.124200	11.115278	-8.32%	0
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.981023	13.741249	5.86%	3,220
2019	11.406919	12.981023	13.80%	3,901
2018	12.450432	11.406919	-8.38%	4,610
2017	10.719582	12.450432	16.15%	5,326
2016	10.235508	10.719582	4.73%	2,671
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.684096	17.117618	9.14%	112,186
2019	13.463834	15.684096	16.49%	116,934
2018	14.697639	13.463834	-8.39%	105,156
2017	13.078748	14.697639	12.38%	115,833
2016	12.426494	13.078748	5.25%	126,413
2015	12.738720	12.426494	-2.45%	141,265
2014	12.354957	12.738720	3.11%	178,207
2013	10.636554	12.354957	16.16%	195,345
2012	9.600365	10.636554	10.79%	203,369
2011	9.968937	9.600365	-3.70%	257,157
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.478794	18.240131	10.69%	46,043
2019	13.673094	16.478794	20.52%	49,398
2018	15.324711	13.673094	-10.78%	78,273
2017	13.163173	15.324711	16.42%	86,340
2016	12.407658	13.163173	6.09%	152,818
2015	12.776465	12.407658	-2.89%	150,257
2014	12.392557	12.776465	3.10%	156,291
2013	10.113294	12.392557	22.54%	161,322
2012	8.951550	10.113294	12.98%	148,452
2011	9.523283	8.951550	-6.00%	94,377
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.525617	15.619169	7.53%	128,053
2019	12.888584	14.525617	12.70%	146,776
2018	13.726433	12.888584	-6.10%	148,077
2017	12.668439	13.726433	8.35%	166,170
2016	12.120834	12.668439	4.52%	171,371
2015	12.425283	12.120834	-2.45%	184,965
2014	12.107456	12.425283	2.63%	212,678
2013	11.038758	12.107456	9.68%	206,558
2012	10.174002	11.038758	8.50%	74,226
2011	10.346130	10.174002	-1.66%	133,991
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.577701	16.155190	3.71%	42,833
2019	14.045121	15.577701	10.91%	43,648
2018	16.896703	14.045121	-16.88%	45,831
2017	13.963642	16.896703	21.00%	56,569
2016	14.005178	13.963642	-0.30%	65,636
2015	14.780942	14.005178	-5.25%	67,744
2014	16.320458	14.780942	-9.43%	67,300
2013	13.782602	16.320458	18.41%	70,443
2012	11.691392	13.782602	17.89%	68,609
2011	13.539657	11.691392	-13.65%	71,896
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.748001	17.48%	13,507

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.366039	14.071424	5.28%	20,518
2019	12.471143	13.366039	7.18%	22,910
2018	12.736805	12.471143	-2.09%	31,320
2017	12.398936	12.736805	2.72%	44,159
2016	11.975121	12.398936	3.54%	46,077
2015	12.253038	11.975121	-2.27%	42,180
2014	11.871557	12.253038	3.21%	47,760
2013	12.301968	11.871557	-3.50%	49,901
2012	11.608425	12.301968	5.97%	48,044
2011	11.081510	11.608425	4.75%	37,077
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.256106	15.327237	7.51%	10,370
2019	13.192842	14.256106	8.06%	19,004
2018	13.578570	13.192842	-2.84%	18,504
2017	13.270936	13.578570	2.32%	18,428
2016	13.024363	13.270936	1.89%	18,686
2015	13.277968	13.024363	-1.91%	10,093
2014	12.839722	13.277968	3.41%	11,264
2013	13.294413	12.839722	-3.42%	14,786
2012	12.587652	13.294413	5.61%	13,602
2011	12.037904	12.587652	4.57%	2,145
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.601707	10.844457	2.29%	32,333
2019	10.087864	10.601707	5.09%	32,333
2018*	10.000000	10.087864	0.88%	9,399
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	36.834035	41.038845	11.42%	1,734
2019	30.454490	36.834035	20.95%	3,184
2018	37.512305	30.454490	-18.81%	3,317
2017	26.938673	37.512305	39.25%	4,621
2016	25.419147	26.938673	5.98%	4,605
2015	30.776114	25.419147	-17.41%	6,564
2014	33.110475	30.776114	-7.05%	6,346
2013	33.437184	33.110475	-0.98%	963
2012	28.987850	33.437184	15.35%	964
2011	37.981565	28.987850	-23.68%	1,494
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.148041	26.287528	4.53%	7,462
2019	22.228476	25.148041	13.13%	9,781
2018	23.242903	22.228476	-4.36%	15,087
2017	22.080067	23.242903	5.27%	11,403
2016	19.615821	22.080067	12.56%	13,096
2015	20.426952	19.615821	-3.97%	24,837
2014	20.201762	20.426952	1.11%	16,145
2013	19.135299	20.201762	5.57%	2,253
2012	16.941511	19.135299	12.95%	2,898
2011	16.549674	16.941511	2.37%	3,245

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	21.801003	22.803333	4.60%	84,086
2019	20.805936	21.801003	4.78%	86,320
2018	21.113122	20.805936	-1.45%	94,775
2017	20.974897	21.113122	0.66%	101,815
2016	21.115294	20.974897	-0.66%	106,218
2015	21.438423	21.115294	-1.51%	112,552
2014	20.792772	21.438423	3.11%	121,893
2013	21.979394	20.792772	-5.40%	132,844
2012	21.631021	21.979394	1.61%	102,132
2011	20.453394	21.631021	5.76%	89,703
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	12.483063	12.338263	-1.16%	150,478
2019	12.438722	12.483063	0.36%	160,880
2018	12.443260	12.438722	-0.04%	136,920
2017	12.566497	12.443260	-0.98%	136,630
2016	12.743459	12.566497	-1.39%	229,953
2015	12.924399	12.743459	-1.40%	206,552
2014	13.107907	12.924399	-1.40%	194,887
2013	13.294018	13.107907	-1.40%	208,679
2012	13.483293	13.294018	-1.40%	243,928
2011	13.674202	13.483293	-1.40%	310,500
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.373109	11.013911	6.18%	4,499
2019	8.847102	10.373109	17.25%	4,913
2018	10.532512	8.847102	-16.00%	23,016
2017	8.405777	10.532512	25.30%	26,392
2016	8.471120	8.405777	-0.77%	32,956
2015	8.877323	8.471120	-4.58%	20,385
2014	9.068653	8.877323	-2.11%	6,819
2013	7.823390	9.068653	15.92%	6,965
2012	6.886208	7.823390	13.61%	12,654
2011	7.759774	6.886208	-11.26%	7,341
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.674592	12.331554	5.63%	85
2019	9.769110	11.674592	19.51%	85
2018	11.538635	9.769110	-15.34%	86
2017	9.402483	11.538635	22.72%	86
2016	9.486013	9.402483	-0.88%	86
2015	9.756230	9.486013	-2.77%	86
2014	10.547416	9.756230	-7.50%	2,804
2013	8.839774	10.547416	19.32%	1,923
2012	7.584319	8.839774	16.55%	3,081
2011	8.825898	7.584319	-14.07%	2,697

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.783048	28.680298	11.24%	20,791
2019	21.133665	25.783048	22.00%	22,952
2018	23.517910	21.133665	-10.14%	26,173
2017	20.139296	23.517910	16.78%	28,144
2016	18.657959	20.139296	7.94%	31,117
2015	19.113658	18.657959	-2.38%	30,732
2014	18.464529	19.113658	3.52%	36,096
2013	14.716704	18.464529	25.47%	32,845
2012	12.878109	14.716704	14.28%	38,534
2011	13.595059	12.878109	-5.27%	32,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.633239	20.100537	7.87%	11,210
2019	16.384258	18.633239	13.73%	24,402
2018	17.465153	16.384258	-6.19%	27,392
2017	15.938376	17.465153	9.58%	55,123
2016	15.205699	15.938376	4.82%	66,275
2015	15.448431	15.205699	-1.57%	71,753
2014	14.980860	15.448431	3.12%	76,493
2013	13.395360	14.980860	11.84%	41,816
2012	12.420224	13.395360	7.85%	44,632
2011	12.485749	12.420224	-0.52%	42,717
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.698946	24.981620	10.06%	18,534
2019	19.193874	22.698946	18.26%	10,164
2018	20.814777	19.193874	-7.79%	10,881
2017	18.386678	20.814777	13.21%	13,041
2016	17.307540	18.386678	6.24%	13,545
2015	17.647147	17.307540	-1.92%	26,703
2014	17.011103	17.647147	3.74%	31,435
2013	14.437980	17.011103	17.82%	26,080
2012	13.045391	14.437980	10.67%	25,488
2011	13.355194	13.045391	-2.32%	20,372
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.493976	16.302941	5.22%	62,732
2019	14.346329	15.493976	8.00%	73,090
2018	14.818378	14.346329	-3.19%	94,723
2017	14.220117	14.818378	4.21%	120,049
2016	13.831726	14.220117	2.81%	127,577
2015	13.991080	13.831726	-1.14%	144,969
2014	13.658383	13.991080	2.44%	206,408
2013	13.213856	13.658383	3.36%	251,207
2012	12.742431	13.213856	3.70%	313,227
2011	12.554982	12.742431	1.49%	316,337

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.474729	12.860996	3.10%	737
2019	11.196489	12.474729	11.42%	775
2018	12.033298	11.196489	-6.95%	809
2017	10.702074	12.033298	12.44%	847
2016	10.267575	10.702074	4.23%	1,012
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.062369	13.694497	4.84%	3,100
2019	11.495033	13.062369	13.63%	3,755
2018	12.410534	11.495033	-7.38%	4,438
2017	10.760883	12.410534	15.33%	5,127
2016	10.203997	10.760883	5.46%	4,409
2015	10.775041	10.203997	-5.30%	1,991
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.365807	23.245957	8.80%	245,691
2019	18.403454	21.365807	16.10%	278,031
2018	19.790314	18.403454	-7.01%	331,826
2017	17.773029	19.790314	11.35%	371,804
2016	16.823029	17.773029	5.65%	427,175
2015	17.119195	16.823029	-1.73%	517,891
2014	16.507013	17.119195	3.71%	615,010
2013	14.354555	16.507013	14.99%	699,945
2012	13.138332	14.354555	9.26%	725,657
2011	13.329878	13.138332	-1.44%	773,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.254775	26.863648	10.76%	385,718
2019	20.191679	24.254775	20.12%	432,023
2018	22.194922	20.191679	-9.03%	496,416
2017	19.291583	22.194922	15.05%	571,601
2016	18.035104	19.291583	6.97%	632,338
2015	18.425665	18.035104	-2.12%	689,827
2014	17.804702	18.425665	3.49%	701,264
2013	14.755526	17.804702	20.66%	757,251
2012	13.155324	14.755526	12.16%	756,282
2011	13.631623	13.155324	-3.49%	843,012

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.592988	19.900612	7.03%	53,495
2019	16.616552	18.592988	11.89%	65,038
2018	17.507143	16.616552	-5.09%	87,490
2017	16.257507	17.507143	7.69%	95,443
2016	15.598163	16.257507	4.23%	132,665
2015	15.824478	15.598163	-1.43%	152,643
2014	15.322942	15.824478	3.27%	196,931
2013	14.064436	15.322942	8.95%	224,365
2012	13.203082	14.064436	6.52%	281,983
2011	13.119542	13.203082	0.64%	307,459
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.466509	11.055233	5.62%	0
2019*	10.000000	10.466509	4.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.767148	12.289583	14.14%	0
2019*	10.000000	10.767148	7.67%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.033800	29.505759	28.10%	17,235
2019	17.939688	23.033800	28.40%	20,359
2018	18.826643	17.939688	-4.71%	23,627
2017	14.700723	18.826643	28.07%	31,644
2016	14.617971	14.700723	0.57%	36,457
2015	14.375625	14.617971	1.69%	38,333
2014	13.236456	14.375625	8.61%	42,960
2013	9.987316	13.236456	32.53%	52,797
2012	8.721738	9.987316	14.51%	50,623
2011	9.140787	8.721738	-4.58%	57,393
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.083985	13.815703	5.59%	3,996
2019	11.153864	13.083985	17.30%	4,344
2018	11.886080	11.153864	-6.16%	4,700
2017	10.254405	11.886080	15.91%	0
2016	9.580687	10.254405	7.03%	0
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.055432	15.880994	5.48%	0
2019	12.517486	15.055432	20.28%	0
2018	13.031769	12.517486	-3.95%	0
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	0
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.699903	45.228164	16.87%	42,948
2019	28.579739	38.699903	35.41%	51,205
2018	29.441435	28.579739	-2.93%	61,959
2017	23.497754	29.441435	25.29%	70,505
2016	23.063749	23.497754	1.88%	83,246
2015	22.315087	23.063749	3.35%	99,394
2014	20.846950	22.315087	7.04%	113,756
2013	15.513617	20.846950	34.38%	125,045
2012	13.286735	15.513617	16.76%	122,755
2011	13.819814	13.286735	-3.86%	147,634
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.855895	29.848130	-0.03%	15,599
2019	23.902113	29.855895	24.91%	19,658
2018	26.779552	23.902113	-10.74%	25,885
2017	25.045400	26.779552	6.92%	28,079
2016	21.129292	25.045400	18.53%	35,349
2015	22.425420	21.129292	-5.78%	45,367
2014	20.136570	22.425420	11.37%	55,444
2013	15.510016	20.136570	29.83%	62,646
2012	13.745157	15.510016	12.84%	82,712
2011	13.872436	13.745157	-0.92%	87,859
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	20,262
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	37.999003	42.380806	11.53%	15,057
2019	30.670970	37.999003	23.89%	14,860
2018	35.105443	30.670970	-12.63%	16,848
2017	30.750314	35.105443	14.16%	18,921
2016	25.925583	30.750314	18.61%	19,957
2015	26.977373	25.925583	-3.90%	21,587
2014	25.004859	26.977373	7.89%	22,198
2013	19.060601	25.004859	31.19%	21,364
2012	16.456423	19.060601	15.82%	29,436
2011	17.125332	16.456423	-3.91%	29,907
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.574868	22.004020	-2.53%	22,218
2019	18.486969	22.574868	22.11%	21,927
2018	21.591403	18.486969	-14.38%	24,516
2017	19.235158	21.591403	12.25%	31,568
2016	16.588905	19.235158	15.95%	35,521
2015	17.324375	16.588905	-4.25%	39,033
2014	15.014820	17.324375	15.38%	43,344
2013	11.223612	15.014820	33.78%	50,723
2012	9.784057	11.223612	14.71%	48,627
2011	10.158513	9.784057	-3.69%	49,722

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	35.789126	49.585280	38.55%	2,428
2019	26.811963	35.789126	33.48%	2,957
2018	29.629308	26.811963	-9.51%	4,415
2017	24.107176	29.629308	22.91%	4,641
2016	22.625347	24.107176	6.55%	5,692
2015	22.825719	22.625347	-0.88%	7,012
2014	22.576780	22.825719	1.10%	6,878
2013	15.906312	22.576780	41.94%	7,283
2012	14.264979	15.906312	11.51%	6,310
2011	14.592786	14.264979	-2.25%	7,582
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	40.289965	41.692762	3.48%	3,737
2019	34.427209	40.289965	17.03%	4,015
2018	42.133572	34.427209	-18.29%	6,545
2017	39.290920	42.133572	7.23%	6,168
2016	31.721935	39.290920	23.86%	7,866
2015	34.331618	31.721935	-7.60%	8,521
2014	32.612756	34.331618	5.27%	12,389
2013	23.621388	32.612756	38.06%	13,129
2012	19.914023	23.621388	18.62%	8,993
2011	21.361099	19.914023	-6.77%	10,998
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	41.932410	50.588580	20.64%	6,408
2019	33.926220	41.932410	23.60%	6,948
2018	39.477126	33.926220	-14.06%	8,435
2017	35.367792	39.477126	11.62%	8,056
2016	29.270033	35.367792	20.83%	9,418
2015	30.259104	29.270033	-3.27%	8,979
2014	30.519092	30.259104	-0.85%	9,694
2013	22.022059	30.519092	38.58%	10,820
2012	19.383929	22.022059	13.61%	23,874
2011	20.869698	19.383929	-7.12%	20,952
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.747777	23.198741	11.81%	2,659
2019	16.428243	20.747777	26.29%	2,686
2018	17.541204	16.428243	-6.34%	2,979
2017	14.259000	17.541204	23.02%	3,324
2016	12.735992	14.259000	11.96%	3,785
2015	13.072769	12.735992	-2.58%	4,019
2014	12.442258	13.072769	5.07%	6,125
2013	8.791616	12.442258	41.52%	10,855
2012	7.631891	8.791616	15.20%	23,651
2011	8.761246	7.631891	-12.89%	29,236

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.588222	24.125034	11.75%	28,928
2019	17.370374	21.588222	24.28%	32,990
2018	18.718105	17.370374	-7.20%	39,115
2017	16.037967	18.718105	16.71%	52,253
2016	14.771788	16.037967	8.57%	59,419
2015	15.044481	14.771788	-1.81%	64,493
2014	13.807006	15.044481	8.96%	68,977
2013	10.106623	13.807006	36.61%	77,510
2012	9.202863	10.106623	9.82%	80,235
2011	9.648356	9.202863	-4.62%	79,474
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.621656	16.385002	-7.02%	22,254
2019	13.700652	17.621656	28.62%	32,444
2018	14.483909	13.700652	-5.41%	33,109
2017	13.838839	14.483909	4.66%	35,059
2016	13.094951	13.838839	5.68%	39,682
2015	14.077732	13.094951	-6.98%	40,272
2014	11.101753	14.077732	26.81%	39,281
2013	10.963365	11.101753	1.26%	44,456
2012	9.620367	10.963365	13.96%	44,108
2011	9.192402	9.620367	4.66%	56,489
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.609320	23.948306	16.20%	19,149
2019	15.975228	20.609320	29.01%	17,124
2018	17.033442	15.975228	-6.21%	11,047
2017	14.250089	17.033442	19.53%	9,479
2016	12.973398	14.250089	9.84%	9,893
2015	13.034700	12.973398	-0.47%	12,160
2014	11.690929	13.034700	11.49%	11,064
2013*	10.000000	11.690929	16.91%	276
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.629229	10.777223	1.39%	4,275
2019	10.356837	10.629229	2.63%	4,188
2018	10.419228	10.356837	-0.60%	5,591
2017	10.402485	10.419228	0.16%	6,612
2016	10.293303	10.402485	1.06%	21,805
2015	10.475188	10.293303	-1.74%	22,082
2014	10.571704	10.475188	-0.91%	22,551
2013	10.710524	10.571704	-1.30%	10,414
2012	10.493248	10.710524	2.07%	20,539
2011	10.505471	10.493248	-0.12%	21,235

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.550146	20.647393	17.65%	51
2019	14.244008	17.550146	23.21%	54
2018	16.295948	14.244008	-12.59%	58
2017	14.474102	16.295948	12.59%	257
2016	12.144406	14.474102	19.18%	840
2015	12.949016	12.144406	-6.21%	258
2014	12.561167	12.949016	3.09%	258
2013*	10.000000	12.561167	25.61%	259
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.010279	36.414313	58.25%	16,721
2019	17.054448	23.010279	34.92%	20,709
2018	18.609596	17.054448	-8.36%	24,203
2017	14.799759	18.609596	25.74%	41,706
2016	14.152330	14.799759	4.57%	49,286
2015	14.403078	14.152330	-1.74%	54,002
2014	14.083712	14.403078	2.27%	57,230
2013	10.305201	14.083712	36.67%	59,175
2012	9.116761	10.305201	13.04%	53,648
2011	9.676660	9.116761	-5.79%	57,525
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	45.716885	62.977217	37.75%	2,191
2019	34.998151	45.716885	30.63%	2,301
2018	37.989371	34.998151	-7.87%	2,977
2017	30.929896	37.989371	22.82%	2,977
2016	30.114585	30.929896	2.71%	277
2015	30.241328	30.114585	-0.42%	467
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	14.913214	15.212873	2.01%	26,728
2019	14.587163	14.913214	2.24%	28,226
2018	14.645903	14.587163	-0.40%	31,927
2017	14.722079	14.645903	-0.52%	38,599
2016	14.750697	14.722079	-0.19%	43,407
2015	14.932699	14.750697	-1.22%	48,326
2014	15.052909	14.932699	-0.80%	51,272
2013	15.173059	15.052909	-0.79%	50,874
2012	14.711539	15.173059	3.14%	53,023
2011	14.876889	14.711539	-1.11%	47,536

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	35.575315	41.939215	17.89%	4,356
2019	28.661375	35.575315	24.12%	7,495
2018	30.836313	28.661375	-7.05%	7,641
2017	26.406337	30.836313	16.78%	7,970
2016	24.376241	26.406337	8.33%	10,565
2015	24.837508	24.376241	-1.86%	11,693
2014	22.820925	24.837508	8.84%	12,200
2013	16.819961	22.820925	35.68%	13,390
2012	15.371607	16.819961	9.42%	11,428
2011	16.084912	15.371607	-4.43%	13,004
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.881855	12.641965	6.40%	637
2019	10.784123	11.881855	10.18%	1,619
2018	11.568210	10.784123	-6.78%	1,732
2017	10.347636	11.568210	11.80%	1,943
2016	9.294660	10.347636	11.33%	3,111
2015	10.380393	9.294660	-10.46%	2,189
2014	10.480118	10.380393	-0.95%	741
2013	10.617321	10.480118	-1.29%	742
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.288218	11.862524	5.09%	0
2019	9.985386	11.288218	13.05%	0
2018	10.641439	9.985386	-6.17%	0
2017	9.830652	10.641439	8.25%	0
2016	8.806269	9.830652	11.63%	0
2015	9.147664	8.806269	-3.73%	0
2014	9.149047	9.147664	-0.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.969073	13.059811	9.11%	1,535
2019	11.353622	11.969073	5.42%	1,633
2018	12.004733	11.353622	-5.42%	1,718
2017	10.994491	12.004733	9.19%	1,812
2016	10.835564	10.994491	1.47%	3,458
2015	11.838901	10.835564	-8.47%	2,743
2014	11.970971	11.838901	-1.10%	8,786
2013	12.994281	11.970971	-7.88%	9,563
2012	12.523974	12.994281	3.76%	10,361
2011	11.715321	12.523974	6.90%	10,441

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.492347	11.658889	1.45%	42,318
2019	11.215454	11.492347	2.47%	43,633
2018	11.348665	11.215454	-1.17%	48,946
2017	11.367019	11.348665	-0.16%	58,464
2016	11.379469	11.367019	-0.11%	68,486
2015	11.516995	11.379469	-1.19%	76,355
2014	11.593767	11.516995	-0.66%	83,363
2013	11.785758	11.593767	-1.63%	99,865
2012	11.303572	11.785758	4.27%	99,480
2011	11.349250	11.303572	-0.40%	88,181
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.324830	10.398179	0.71%	2,234
2019	10.196519	10.324830	1.26%	2,250
2018	10.196573	10.196519	0.00%	2,262
2017	10.107944	10.196573	0.88%	1,410
2016*	10.000000	10.107944	1.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.578071	12.389885	7.01%	6,117
2019	10.847817	11.578071	6.73%	4,726
2018	11.073007	10.847817	-2.03%	4,997
2017	10.713713	11.073007	3.35%	4,897
2016	10.591772	10.713713	1.15%	8,288
2015	10.706236	10.591772	-1.07%	11,958
2014	10.423839	10.706236	2.71%	9,009
2013	10.793451	10.423839	-3.42%	15,159
2012	9.997303	10.793451	7.96%	10,633
2011*	10.000000	9.997303	-0.03%	2,997
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.157980	24.834280	36.77%	2,892
2019	13.467484	18.157980	34.83%	870
2018	13.342238	13.467484	0.94%	1,406
2017	10.336711	13.342238	29.08%	1,462
2016*	10.000000	10.336711	3.37%	870
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.236518	23.471864	10.53%	5,460
2019	17.209352	21.236518	23.40%	5,460
2018	21.579868	17.209352	-20.25%	110
2017	17.289681	21.579868	24.81%	110
2016	17.975499	17.289681	-3.82%	110
2015	18.205230	17.975499	-1.26%	1,087
2014	19.806155	18.205230	-8.08%	1,586
2013	15.684505	19.806155	26.28%	1,586
2012	13.048071	15.684505	20.21%	1,586
2011	15.930842	13.048071	-18.10%	2,691
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.494766	34.95%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.058603	13.622880	4.32%	2,828
2019	10.156088	13.058603	28.58%	0
2018	11.256654	10.156088	-9.78%	83
2017*	10.000000	11.256654	12.57%	83
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.966010	56.038780	27.46%	5,883
2019	34.665530	43.966010	26.83%	6,218
2018	34.861674	34.665530	-0.56%	13,264
2017	27.771653	34.861674	25.53%	13,149
2016	31.545211	27.771653	-11.96%	14,144
2015	28.445811	31.545211	10.90%	23,389
2014	21.984956	28.445811	29.39%	18,637
2013	14.813993	21.984956	48.41%	14,067
2012	11.469343	14.813993	29.16%	5,714
2011	10.537474	11.469343	8.84%	3,901
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.784237	6.777029	17.16%	113
2019	5.259156	5.784237	9.98%	121
2018	7.452477	5.259156	-29.43%	129
2017	7.709997	7.452477	-3.34%	452
2016	5.452194	7.709997	41.41%	2,970
2015	8.331203	5.452194	-34.56%	453
2014	10.476472	8.331203	-20.48%	453
2013	9.633425	10.476472	8.75%	454
2012*	10.000000	9.633425	-3.67%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	24.210277	28.433633	17.44%	0
2019	21.948943	24.210277	10.30%	0
2018	31.039799	21.948943	-29.29%	0
2017	32.023052	31.039799	-3.07%	0
2016	22.598576	32.023052	41.70%	576
2015	34.438612	22.598576	-34.38%	605
2014	43.176326	34.438612	-20.24%	3,107
2013	39.616226	43.176326	8.99%	3,266
2012	38.864131	39.616226	1.94%	3,600
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.787196	10.471348	-2.93%	1,411
2019*	10.000000	10.787196	7.87%	1,205

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.681578	57.068196	55.58%	3,395
2019	29.802646	36.681578	23.08%	3,977
2018	29.837650	29.802646	-0.12%	5,135
2017	24.042962	29.837650	24.10%	4,754
2016	22.630296	24.042962	6.24%	1,412
2015	23.632868	22.630296	-4.24%	2,176
2014	24.427127	23.632868	-3.25%	2,940
2013	16.490517	24.427127	48.13%	2,375
2012	15.504809	16.490517	6.36%	2,846
2011	16.482161	15.504809	-5.93%	3,269

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.303038	13.747387	3.34%	0
2019	11.713529	13.303038	13.57%	0
2018	12.829479	11.713529	-8.70%	0
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	35.393286	35.742547	0.99%	4,721
2019	29.053991	35.393286	21.82%	4,693
2018	31.314184	29.053991	-7.22%	4,802
2017	26.791137	31.314184	16.88%	4,980
2016	24.474788	26.791137	9.46%	5,761
2015	24.485563	24.474788	-0.04%	9,275
2014	22.733767	24.485563	7.71%	10,111
2013	17.139229	22.733767	32.64%	21,298
2012	14.833939	17.139229	15.54%	24,186
2011	14.190342	14.833939	4.54%	28,942
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.806058	8.870243	0.73%	26,512
2019	7.651041	8.806058	15.10%	0
2018*	10.000000	7.651041	-23.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.778878	44.461385	1.56%	8,977
2019	37.049324	43.778878	18.16%	8,877
2018	44.386784	37.049324	-16.53%	8,950
2017	39.909602	44.386784	11.22%	9,229
2016	32.449981	39.909602	22.99%	7,267
2015	34.915578	32.449981	-7.06%	7,782
2014	32.520038	34.915578	7.37%	9,441
2013	23.975182	32.520038	35.64%	17,422
2012	20.535933	23.975182	16.75%	16,006
2011	22.803666	20.535933	-9.94%	29,694
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.229686	15.363243	7.97%	76,360
2019	13.258697	14.229686	7.32%	85,487
2018	13.845115	13.258697	-4.24%	96,747
2017	13.550721	13.845115	2.17%	98,904
2016	13.171645	13.550721	2.88%	105,162
2015	13.703667	13.171645	-3.88%	113,888
2014	13.461105	13.703667	1.80%	172,754
2013	14.924704	13.461105	-9.81%	213,681
2012	14.103185	14.924704	5.83%	270,859
2011	12.806039	14.103185	10.13%	310,272

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	33.634638	36.941642	9.83%	542
2019	27.579770	33.634638	21.95%	555
2018	30.157248	27.579770	-8.55%	954
2017	25.436684	30.157248	18.56%	1,050
2016	22.800372	25.436684	11.56%	1,163
2015	24.599279	22.800372	-7.31%	1,384
2014	22.221011	24.599279	10.70%	3,262
2013	16.642524	22.221011	33.52%	4,911
2012	14.754796	16.642524	12.79%	6,207
2011	14.555600	14.754796	1.37%	6,686
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.831723	32.714828	-0.36%	30,536
2019	25.826761	32.831723	27.12%	35,101
2018	30.112167	25.826761	-14.23%	36,783
2017	27.410634	30.112167	9.86%	41,096
2016	22.664053	27.410634	20.94%	55,439
2015	23.366608	22.664053	-3.01%	44,370
2014	20.398042	23.366608	14.55%	68,340
2013	15.933821	20.398042	28.02%	47,773
2012	13.911354	15.933821	14.54%	65,711
2011	14.235614	13.911354	-2.28%	65,794
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	35.485643	35.261549	-0.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.707480	12.346773	5.46%	9,050
2019	10.342584	11.707480	13.20%	11,110
2018	10.807773	10.342584	-4.30%	11,617
2017	10.241414	10.807773	5.53%	11,855
2016	9.210938	10.241414	11.19%	14,820
2015*	10.000000	9.210938	-7.89%	2,228
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.576289	11.313392	6.97%	8,353
2019	9.832498	10.576289	7.56%	7,091
2018	10.050474	9.832498	-2.17%	4,426
2017	9.881134	10.050474	1.71%	23,446
2016	9.785479	9.881134	0.98%	29,769
2015*	10.000000	9.785479	-2.15%	13,022
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.684098	14.987840	2.07%	33,923
2019	11.689952	14.684098	25.61%	35,611
2018	12.813189	11.689952	-8.77%	33,724
2017	11.160715	12.813189	14.81%	34,172
2016	9.757481	11.160715	14.38%	25,201
2015*	10.000000	9.757481	-2.43%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.976454	21.384575	18.96%	56,886
2019	15.490530	17.976454	16.05%	97,639
2018	17.008811	15.490530	-8.93%	101,967
2017	15.177751	17.008811	12.06%	120,361
2016	14.835936	15.177751	2.30%	125,295
2015	15.206461	14.835936	-2.44%	130,906
2014	15.137710	15.206461	0.45%	137,968
2013	13.425066	15.137710	12.76%	138,279
2012	12.388328	13.425066	8.37%	138,756
2011	13.045088	12.388328	-5.03%	168,119
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.202321	14.031668	6.28%	2,731
2019	11.177299	13.202321	18.12%	2,849
2018	13.452907	11.177299	-16.92%	7,754
2017	11.865628	13.452907	13.38%	12,480
2016	10.450984	11.865628	13.54%	13,946
2015	10.878488	10.450984	-3.93%	6,737
2014*	10.000000	10.878488	8.78%	9,123
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	49.197830	53.641951	9.03%	19,379
2019	40.848162	49.197830	20.44%	23,314
2018	45.540114	40.848162	-10.30%	24,698
2017	41.109331	45.540114	10.78%	30,848
2016	33.176982	41.109331	23.91%	35,380
2015	34.468095	33.176982	-3.75%	38,822
2014	33.271257	34.468095	3.60%	45,724
2013	23.992186	33.271257	38.68%	64,272
2012	21.034760	23.992186	14.06%	75,176
2011	21.224177	21.034760	-0.89%	85,101
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.378180	45.681255	16.01%	79,453
2019	30.538551	39.378180	28.95%	91,582
2018	32.571636	30.538551	-6.24%	110,900
2017	27.265769	32.571636	19.46%	126,418
2016	24.825527	27.265769	9.83%	134,887
2015	24.973911	24.825527	-0.59%	132,019
2014	22.405323	24.973911	11.46%	210,051
2013	17.261907	22.405323	29.80%	233,913
2012	15.169143	17.261907	13.80%	177,456
2011	15.146432	15.169143	0.15%	196,765

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	35.151169	42.740873	21.59%	17,063
2019	26.268842	35.151169	33.81%	25,121
2018	28.695752	26.268842	-8.46%	30,417
2017	22.924840	28.695752	25.17%	31,562
2016	21.611455	22.924840	6.08%	32,083
2015	22.541147	21.611455	-4.12%	44,220
2014	21.212540	22.541147	6.26%	59,544
2013	17.814524	21.212540	19.07%	74,575
2012	16.413325	17.814524	8.54%	165,566
2011	15.315811	16.413325	7.17%	146,180
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.908762	30.531762	17.84%	0
2019	21.639409	25.908762	19.73%	0
2018	27.207386	21.639409	-20.46%	0
2017	22.196908	27.207386	22.57%	1,384
2016	19.284832	22.196908	15.10%	1,333
2015	20.074942	19.284832	-3.94%	1,268
2014	20.104622	20.074942	-0.15%	1,206
2013	13.763610	20.104622	46.07%	1,143
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	124
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.077391	11.605259	4.77%	0
2019	9.646521	11.077391	14.83%	0
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	73
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.189971	16.571961	-3.60%	6,957
2019	13.657181	17.189971	25.87%	5,687
2018	16.686713	13.657181	-18.16%	5,015
2017	15.150174	16.686713	10.14%	6,153
2016	11.727012	15.150174	29.19%	10,451
2015	12.721688	11.727012	-7.82%	3,049
2014	12.222171	12.721688	4.09%	4,096
2013*	10.000000	12.222171	22.22%	882
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.066203	11.123773	0.52%	11,419
2019	10.486688	11.066203	5.53%	20,466
2018	10.650986	10.486688	-1.54%	58,218
2017	10.447611	10.650986	1.95%	30,475
2016	9.730441	10.447611	7.37%	15,943
2015	9.972551	9.730441	-2.43%	34,691
2014	10.061698	9.972551	-0.89%	25,826

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.694096	10.613499	-0.75%	1,842
2019	9.049240	10.694096	18.18%	1,842
2018*	10.000000	9.049240	-9.51%	1,842
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	15.002705	15.947285	6.30%	51,010
2019	13.944812	15.002705	7.59%	53,512
2018	14.262861	13.944812	-2.23%	39,054
2017	13.949132	14.262861	2.25%	40,571
2016	13.670980	13.949132	2.03%	46,238
2015	13.933355	13.670980	-1.88%	67,506
2014	13.658558	13.933355	2.01%	65,545
2013	13.756272	13.658558	-0.71%	76,682
2012	12.754349	13.756272	7.86%	86,079
2011	12.688935	12.754349	0.52%	113,067
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.486927	13.526111	28.98%	12,896
2019	8.236655	10.486927	27.32%	0
2018*	10.000000	8.236655	-17.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.534800	20.501924	10.61%	26,688
2019	16.248390	18.534800	14.07%	32,768
2018	17.222769	16.248390	-5.66%	38,171
2017	15.492846	17.222769	11.17%	60,488
2016	14.938836	15.492846	3.71%	69,418
2015	15.239462	14.938836	-1.97%	85,025
2014	14.838800	15.239462	2.70%	128,992
2013	13.301759	14.838800	11.56%	206,268
2012	12.096740	13.301759	9.96%	227,837
2011	12.327012	12.096740	-1.87%	269,927
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.249159	22.893306	13.06%	55,711
2019	17.139845	20.249159	18.14%	58,468
2018	18.519034	17.139845	-7.45%	62,766
2017	16.162602	18.519034	14.58%	67,888
2016	15.500305	16.162602	4.27%	69,954
2015	15.800900	15.500305	-1.90%	93,253
2014	15.328967	15.800900	3.08%	249,524
2013	13.451350	15.328967	13.96%	265,206
2012	12.071848	13.451350	11.43%	358,252
2011	12.403091	12.071848	-2.67%	367,600

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.337373	25.677307	14.95%	9,249
2019	18.262506	22.337373	22.31%	6,471
2018	20.156231	18.262506	-9.40%	8,900
2017	16.945256	20.156231	18.95%	9,189
2016	16.163630	16.945256	4.84%	11,039
2015	16.488773	16.163630	-1.97%	19,337
2014	15.973697	16.488773	3.22%	47,385
2013	13.350497	15.973697	19.65%	49,761
2012	11.761742	13.350497	13.51%	57,228
2011	12.281934	11.761742	-4.24%	43,661
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.740735	16.537880	20.36%	24,689
2019	11.233829	13.740735	22.32%	17,136
2018	11.929860	11.233829	-5.83%	17,442
2017	10.424788	11.929860	14.44%	4,571
2016*	10.000000	10.424788	4.25%	6,503
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	44.900080	57.627644	28.35%	0
2019	34.706268	44.900080	29.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.574810	8.978885	-33.86%	20,557
2019	12.542346	13.574810	8.23%	21,708
2018	16.918283	12.542346	-25.87%	23,921
2017	17.656522	16.918283	-4.18%	27,108
2016	13.419284	17.656522	31.58%	42,882
2015	17.182337	13.419284	-21.90%	55,527
2014	19.986891	17.182337	-14.03%	54,590
2013	16.336371	19.986891	22.35%	80,151
2012	15.827951	16.336371	3.21%	93,692
2011	16.941258	15.827951	-6.57%	111,104
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.873363	33.434260	4.90%	97,679
2019	25.444905	31.873363	25.26%	107,073
2018	28.231694	25.444905	-9.87%	112,256
2017	25.429067	28.231694	11.02%	118,023
2016	21.920257	25.429067	16.01%	135,026
2015	23.227264	21.920257	-5.63%	144,815
2014	21.726687	23.227264	6.91%	153,806
2013	17.246875	21.726687	25.97%	181,630
2012	14.951257	17.246875	15.35%	235,451
2011	15.072089	14.951257	-0.80%	271,280

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.786880	15.679105	6.03%	16,923
2019	11.570308	14.786880	27.80%	18,522
2018	12.930125	11.570308	-10.52%	21,119
2017	11.250862	12.930125	14.93%	21,491
2016*	10.000000	11.250862	12.51%	13,813
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	44.902904	63.523935	41.47%	45,413
2019	34.008567	44.902904	32.03%	49,525
2018	34.661620	34.008567	-1.88%	54,985
2017	26.087327	34.661620	32.87%	53,179
2016	26.325326	26.087327	-0.90%	57,193
2015	24.987445	26.325326	5.35%	87,444
2014	22.839741	24.987445	9.40%	91,749
2013	17.040857	22.839741	34.03%	111,971
2012	15.115161	17.040857	12.74%	107,156
2011	15.342087	15.115161	-1.48%	145,556
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.388865	16.555450	7.58%	172,496
2019	14.273009	15.388865	7.82%	171,750
2018	14.599086	14.273009	-2.23%	162,565
2017	14.244670	14.599086	2.49%	177,249
2016	13.834204	14.244670	2.97%	205,217
2015	14.158058	13.834204	-2.29%	253,524
2014	13.602215	14.158058	4.09%	277,271
2013	14.093787	13.602215	-3.49%	369,664
2012	13.542748	14.093787	4.07%	462,502
2011	12.838266	13.542748	5.49%	447,977
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	48.166831	55.949819	16.16%	35,791
2019	39.680592	48.166831	21.39%	47,364
2018	47.247562	39.680592	-16.02%	52,492
2017	39.772613	47.247562	18.79%	62,516
2016	36.057025	39.772613	10.30%	76,246
2015	37.193345	36.057025	-3.06%	89,341
2014	35.593681	37.193345	4.49%	104,843
2013	26.582214	35.593681	33.90%	131,795
2012	23.545407	26.582214	12.90%	158,179
2011	26.799714	23.545407	-12.14%	186,926

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	28.387351	32.265395	13.66%	29,909
2019	22.592000	28.387351	25.65%	31,723
2018	26.990333	22.592000	-16.30%	33,982
2017	21.068311	26.990333	28.11%	43,308
2016	22.566311	21.068311	-6.64%	48,379
2015	22.167601	22.566311	1.80%	57,051
2014	24.528932	22.167601	-9.63%	2,392
2013	19.121406	24.528932	28.28%	2,575
2012	16.118642	19.121406	18.63%	2,921
2011	19.786424	16.118642	-18.54%	4,726
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.801046	12.677302	-8.14%	0
2019	11.390141	13.801046	21.17%	399
2018	12.356294	11.390141	-7.82%	0
2017	12.081922	12.356294	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	40.602132	43.222575	6.45%	1,728
2019	30.723203	40.602132	32.15%	1,709
2018	37.790655	30.723203	-18.70%	1,793
2017	32.199630	37.790655	17.36%	2,023
2016	29.899781	32.199630	7.69%	2,733
2015	31.339596	29.899781	-4.59%	3,337
2014	29.856166	31.339596	4.97%	4,386
2013	23.271084	29.856166	28.30%	4,975
2012	18.584429	23.271084	25.22%	5,840
2011	20.730949	18.584429	-10.35%	7,595
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.998860	16.517197	10.12%	3,621
2019	12.697849	14.998860	18.12%	4,022
2018	14.261841	12.697849	-10.97%	4,163
2017	12.923079	14.261841	10.36%	4,403
2016	11.585644	12.923079	11.54%	5,135
2015	12.534961	11.585644	-7.57%	20,276
2014	12.367168	12.534961	1.36%	22,708
2013	10.138969	12.367168	21.98%	12,407
2012	8.920699	10.138969	13.66%	11,411
2011	9.193434	8.920699	-2.97%	11,153

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.180286	18.040961	-0.77%	62,155
2019	15.895181	18.180286	14.38%	67,576
2018	16.855856	15.895181	-5.70%	83,763
2017	15.594672	16.855856	8.09%	88,039
2016	13.877394	15.594672	12.37%	93,899
2015	15.150356	13.877394	-8.40%	116,596
2014	14.694972	15.150356	3.10%	178,841
2013	13.086696	14.694972	12.29%	195,968
2012	11.788201	13.086696	11.02%	212,985
2011	11.682728	11.788201	0.90%	242,925
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	38.994540	44.566321	14.29%	33,486
2019	30.617999	38.994540	27.36%	36,168
2018	32.732174	30.617999	-6.46%	37,223
2017	27.548662	32.732174	18.82%	39,129
2016	24.088492	27.548662	14.36%	42,424
2015	25.368362	24.088492	-5.05%	53,667
2014	23.676325	25.368362	7.15%	59,432
2013	18.524729	23.676325	27.81%	65,359
2012	16.789596	18.524729	10.33%	74,897
2011	16.071946	16.789596	4.47%	95,320
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	44.586540	46.220024	3.66%	29,135
2019	35.807839	44.586540	24.52%	39,633
2018	41.708424	35.807839	-14.15%	42,587
2017	38.246428	41.708424	9.05%	45,777
2016	29.808881	38.246428	28.31%	46,924
2015	32.660139	29.808881	-8.73%	55,146
2014	32.952558	32.660139	-0.89%	64,429
2013	24.543159	32.952558	34.26%	84,663
2012	21.036851	24.543159	16.67%	106,854
2011	22.179787	21.036851	-5.15%	140,180
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.276033	14.176942	15.48%	11,108
2019	9.831848	12.276033	24.86%	10,627
2018	11.848948	9.831848	-17.02%	10,987
2017	8.562626	11.848948	38.38%	16,399
2016	7.397922	8.562626	15.74%	16,618
2015	9.337239	7.397922	-20.77%	20,500
2014*	10.000000	9.337239	-6.63%	26,205

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.713242	22.124682	-2.59%	49,686
2019	20.481324	22.713242	10.90%	47,835
2018	24.580124	20.481324	-16.68%	47,882
2017	21.372930	24.580124	15.01%	50,633
2016	20.234651	21.372930	5.63%	55,982
2015	21.958107	20.234651	-7.85%	65,694
2014	25.072242	21.958107	-12.42%	66,258
2013	20.688678	25.072242	21.19%	6,859
2012	17.756276	20.688678	16.51%	7,978
2011	20.161199	17.756276	-11.93%	10,230
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.490780	8.859182	-6.65%	84,676
2019	9.440381	9.490780	0.53%	163,929
2018	9.397932	9.440381	0.45%	154,682
2017	9.355665	9.397932	0.45%	170,357
2016	9.221954	9.355665	1.45%	170,215
2015	9.778598	9.221954	-5.69%	206,223
2014	9.743866	9.778598	0.36%	332,619
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.954743	13.292063	2.60%	160
2019	11.743573	12.954743	10.31%	160
2018	12.457463	11.743573	-5.73%	160
2017	11.175007	12.457463	11.48%	169
2016	10.867589	11.175007	2.83%	198
2015	11.708610	10.867589	-7.18%	190
2014	11.429923	11.708610	2.44%	213
2013	10.212573	11.429923	11.92%	302
2012*	10.000000	10.212573	2.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.076891	10.598075	5.17%	0
2019	9.396223	10.076891	7.24%	0
2018*	10.000000	9.396223	-6.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.941106	10.520777	5.83%	1,625
2019	9.605822	9.941106	3.49%	652
2018	10.269063	9.605822	-6.46%	838
2017	10.050431	10.269063	2.18%	687
2016	10.247465	10.050431	-1.92%	802
2015	10.209482	10.247465	0.37%	861
2014	9.898475	10.209482	3.14%	795
2013*	10.000000	9.898475	-1.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.413956	32.765280	39.94%	1,412
2019	17.414810	23.413956	34.45%	1,746
2018	18.387855	17.414810	-5.29%	1,850
2017	14.687859	18.387855	25.19%	1,846
2016	14.608725	14.687859	0.54%	1,846
2015	14.151458	14.608725	3.23%	1,847
2014	13.275279	14.151458	6.60%	2,610
2013	9.635882	13.275279	37.77%	6,420
2012*	10.000000	9.635882	-3.64%	9,190
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.647481	46.47%	16,121
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	44.851841	56.285057	25.49%	39,171
2019	34.621739	44.851841	29.55%	51,857
2018	40.567509	34.621739	-14.66%	61,607
2017	30.195549	40.567509	34.35%	66,933
2016	30.686804	30.195549	-1.60%	72,358
2015	30.035325	30.686804	2.17%	88,061
2014	29.863265	30.035325	0.58%	99,116
2013	23.861911	29.863265	25.15%	10,959
2012	20.019534	23.861911	19.19%	15,078
2011	22.207171	20.019534	-9.85%	16,758
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.854307	11.016963	1.50%	15,474
2019	9.957830	10.854307	9.00%	70,071
2018	10.585671	9.957830	-5.93%	55,006
2017	10.129510	10.585671	4.50%	55,371
2016	9.672174	10.129510	4.73%	57,414
2015	10.065294	9.672174	-3.91%	65,554
2014	9.965125	10.065294	1.01%	25,025
2013	10.148993	9.965125	-1.81%	44,326
2012*	10.000000	10.148993	1.49%	58,315
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	35.628324	39.919776	12.05%	36,336
2019	27.442804	35.628324	29.83%	43,357
2018	30.302610	27.442804	-9.44%	47,293
2017	26.361697	30.302610	14.95%	62,224
2016	24.033127	26.361697	9.69%	67,514
2015	23.651914	24.033127	1.61%	57,463
2014	21.738937	23.651914	8.80%	85,106
2013	16.782483	21.738937	29.53%	104,309
2012	14.604301	16.782483	14.91%	129,558
2011	14.865485	14.604301	-1.76%	163,104

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.499291	17.713705	7.36%	94
2019	13.389631	16.499291	23.22%	94
2018	15.370728	13.389631	-12.89%	94
2017	13.602971	15.370728	13.00%	1,825
2016	12.197101	13.602971	11.53%	929
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	47.334350	55.807826	17.90%	16,279
2019	38.079315	47.334350	24.30%	19,058
2018	43.195049	38.079315	-11.84%	20,457
2017	38.476518	43.195049	12.26%	23,471
2016	33.177835	38.476518	15.97%	25,071
2015	35.850686	33.177835	-7.46%	30,862
2014	32.580977	35.850686	10.04%	36,256
2013	23.509711	32.580977	38.59%	50,289
2012	20.273963	23.509711	15.96%	60,396
2011	21.073853	20.273963	-3.80%	74,460
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.952497	13.064910	19.29%	12,046
2019	8.685783	10.952497	26.10%	15,261
2018	10.956564	8.685783	-20.73%	14,649
2017	8.792185	10.956564	24.62%	10,339
2016	9.170213	8.792185	-4.12%	19,372
2015	9.024835	9.170213	1.61%	27,065
2014*	10.000000	9.024835	-9.75%	25,476
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.741965	19.911223	12.23%	11,656
2019	14.783439	17.741965	20.01%	15,276
2018	15.865095	14.783439	-6.82%	18,045
2017	13.610745	15.865095	16.56%	14,947
2016	14.174492	13.610745	-3.98%	23,113
2015	15.692887	14.174492	-9.68%	36,916
2014	16.808830	15.692887	-6.64%	104,287
2013	13.630468	16.808830	23.32%	137,700
2012	11.605915	13.630468	17.44%	71,113
2011	12.690851	11.605915	-8.55%	111,492

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.853571	14.475645	4.49%	10,703
2019	12.642373	13.853571	9.58%	15,127
2018	13.106605	12.642373	-3.54%	22,299
2017	12.466324	13.106605	5.14%	26,159
2016	10.886973	12.466324	14.51%	26,454
2015	11.815787	10.886973	-7.86%	52,741
2014	11.765535	11.815787	0.43%	138,841
2013	10.804249	11.765535	8.90%	136,032
2012*	10.000000	10.804249	8.04%	17,891
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.261217	32.689028	46.84%	6,139
2019	16.375642	22.261217	35.94%	4,968
2018	16.627651	16.375642	-1.52%	5,942
2017	13.295571	16.627651	25.06%	2,918
2016	12.713159	13.295571	4.58%	7,351
2015	13.691618	12.713159	-7.15%	27,191
2014	12.879521	13.691618	6.31%	30,920
2013	10.057848	12.879521	28.05%	11,396
2012*	10.000000	10.057848	0.58%	3,804
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	33.460619	37.601750	12.38%	5,375
2019	27.768013	33.460619	20.50%	7,031
2018	28.057819	27.768013	-1.03%	7,096
2017	24.099045	28.057819	16.43%	7,217
2016	23.439229	24.099045	2.82%	12,069
2015	23.686864	23.439229	-1.05%	9,507
2014	22.205960	23.686864	6.67%	9,826
2013	18.808093	22.205960	18.07%	14,253
2012	16.833931	18.808093	11.73%	15,129
2011	16.852729	16.833931	-0.11%	25,526
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.509176	11.418523	8.65%	31,639
2019	9.758441	10.509176	7.69%	19,015
2018	10.031856	9.758441	-2.73%	15,078
2017	9.848837	10.031856	1.86%	40,974
2016	9.776148	9.848837	0.74%	39,748
2015*	10.000000	9.776148	-2.24%	3,992

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	57.176953	78.343842	37.02%	17,875
2019	42.394750	57.176953	34.87%	20,582
2018	42.295079	42.394750	0.24%	21,993
2017	33.012887	42.295079	28.12%	22,824
2016	32.859012	33.012887	0.47%	26,351
2015	29.786732	32.859012	10.31%	30,087
2014	27.865416	29.786732	6.89%	37,545
2013	21.602964	27.865416	28.99%	48,441
2012	17.698831	21.602964	22.06%	76,424
2011	19.298361	17.698831	-8.29%	91,828
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.554659	49.843913	48.55%	6,627
2019	23.510813	33.554659	42.72%	12,157
2018	23.643762	23.510813	-0.56%	13,170
2017	16.554974	23.643762	42.82%	19,851
2016	14.754185	16.554974	12.21%	14,457
2015	14.306628	14.754185	3.13%	57,654
2014	13.276121	14.306628	7.76%	20,963
2013	9.949989	13.276121	33.43%	24,157
2012*	10.000000	9.949989	-0.50%	16,212
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	33.000055	37.732308	14.34%	12,668
2019	26.427620	33.000055	24.87%	13,778
2018	31.602265	26.427620	-16.37%	15,276
2017	24.514255	31.602265	28.91%	18,682
2016	26.662370	24.514255	-8.06%	16,206
2015	29.666801	26.662370	-10.13%	18,505
2014	34.247916	29.666801	-13.38%	20,438
2013	30.408888	34.247916	12.62%	35,294
2012	27.263803	30.408888	11.54%	41,781
2011	40.886480	27.263803	-33.32%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.201223	9.925096	-2.71%	34,810
2019	8.761754	10.201223	16.43%	48,007
2018	10.917359	8.761754	-19.74%	58,174
2017	8.666038	10.917359	25.98%	8,045
2016	7.280319	8.666038	19.03%	13,542
2015	9.240854	7.280319	-21.22%	20,410
2014	9.832800	9.240854	-6.02%	17,314
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.627996	11.251766	5.87%	5,254
2019	9.947760	10.627996	6.84%	5,039
2018	10.199632	9.947760	-2.47%	5,279
2017	9.964287	10.199632	2.36%	5,071
2016*	10.000000	9.964287	-0.36%	6,797

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.504506	32.288336	43.47%	3,445
2019	16.163905	22.504506	39.23%	5,332
2018	16.689705	16.163905	-3.15%	5,083
2017	13.404777	16.689705	24.51%	2,684
2016	12.501493	13.404777	7.23%	2,811
2015	12.963598	12.501493	-3.56%	3,396
2014	14.220089	12.963598	-8.84%	2,787
2013	10.217655	14.220089	39.17%	21,945
2012*	10.000000	10.217655	2.18%	1,662
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	39.902524	40.590330	1.72%	67,041
2019	31.264655	39.902524	27.63%	74,511
2018	35.392895	31.264655	-11.66%	83,486
2017	30.602977	35.392895	15.65%	90,772
2016	27.292242	30.602977	12.13%	101,091
2015	27.954915	27.292242	-2.37%	104,997
2014	25.740108	27.954915	8.60%	130,052
2013	19.262147	25.740108	33.63%	164,958
2012	16.867279	19.262147	14.20%	190,072
2011	17.195137	16.867279	-1.91%	229,994
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.846951	12.346669	13.83%	116
2019*	10.000000	10.846951	8.47%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.981551	26.040142	18.46%	30,441
2019	17.751203	21.981551	23.83%	44,533
2018	19.954325	17.751203	-11.04%	54,303
2017	15.965235	19.954325	24.99%	54,915
2016	15.600223	15.965235	2.34%	78,054
2015	14.888759	15.600223	4.78%	78,420
2014	14.938609	14.888759	-0.33%	118,324
2013	11.876359	14.938609	25.78%	107,883
2012	10.395371	11.876359	14.25%	40,339
2011	10.738866	10.395371	-3.20%	31,723
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.465770	21.033504	20.43%	8,757
2019	12.696738	17.465770	37.56%	10,540
2018	12.810833	12.696738	-0.89%	10,856
2017	10.147260	12.810833	26.25%	11,169
2016	9.727858	10.147260	4.31%	11,720
2015*	10.000000	9.727858	-2.72%	20,717
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.308942	33.09%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.621120	36.21%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.815516	15.702771	5.99%	45,292
2019	13.591356	14.815516	9.01%	59,937
2018	13.919176	13.591356	-2.36%	54,971
2017	13.337226	13.919176	4.36%	55,246
2016	12.783798	13.337226	4.33%	54,465
2015	13.080757	12.783798	-2.27%	53,894
2014	12.339666	13.080757	6.01%	50,871
2013	12.594289	12.339666	-2.02%	55,595
2012	11.704079	12.594289	7.61%	58,620
2011	11.267019	11.704079	3.88%	57,754
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	26.469644	27.529209	4.00%	1,467
2019	23.525611	26.469644	12.51%	1,467
2018	25.682961	23.525611	-8.40%	1,490
2017	23.780353	25.682961	8.00%	1,490
2016	21.820512	23.780353	8.98%	1,655
2015	22.404901	21.820512	-2.61%	1,705
2014	22.095900	22.404901	1.40%	1,735
2013	24.572717	22.095900	-10.08%	1,766
2012	21.153665	24.572717	16.16%	2,188
2011	20.081616	21.153665	5.34%	2,229
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.812241	11.473816	-2.87%	0
2019	9.373804	11.812241	26.01%	0
2018	10.327249	9.373804	-9.23%	438
2017	9.310799	10.327249	10.92%	438
2016	8.217476	9.310799	13.30%	438
2015*	10.000000	8.217476	-17.83%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.653625	24.356457	12.48%	2,336
2019	17.719289	21.653625	22.20%	2,336
2018	19.372723	17.719289	-8.53%	2,439
2017	16.726642	19.372723	15.82%	2,460
2016	15.289589	16.726642	9.40%	2,476
2015	16.712359	15.289589	-8.51%	2,479
2014	17.315677	16.712359	-3.48%	2,485
2013	13.318885	17.315677	30.01%	3,661
2012	11.021500	13.318885	20.84%	14,523
2011	11.286140	11.021500	-2.34%	773

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.431494	19.955491	48.57%	42,841
2019	10.259955	13.431494	30.91%	54,686
2018	12.494635	10.259955	-17.89%	65,807
2017	10.099017	12.494635	23.72%	68,944
2016	10.506912	10.099017	-3.88%	82,559
2015	10.731756	10.506912	-2.10%	101,746
2014	11.038913	10.731756	-2.78%	125,543
2013	9.251361	11.038913	19.32%	199,145
2012	8.126525	9.251361	13.84%	247,289
2011	9.123927	8.126525	-10.93%	267,467
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.702165	21.745990	10.37%	883,937
2019	16.552084	19.702165	19.03%	956,069
2018	17.677165	16.552084	-6.36%	1,107,605
2017	15.490136	17.677165	14.12%	1,289,875
2016	14.419688	15.490136	7.42%	1,401,543
2015	14.489256	14.419688	-0.48%	1,658,391
2014	14.003595	14.489256	3.47%	1,831,094
2013	11.525811	14.003595	21.50%	1,900,693
2012	10.107259	11.525811	14.03%	1,799,234
2011	10.161246	10.107259	-0.53%	1,849,516
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.317916	13.256840	7.62%	434,690
2019	11.468877	12.317916	7.40%	452,555
2018	11.764840	11.468877	-2.52%	527,629
2017	11.566002	11.764840	1.72%	559,598
2016	11.432700	11.566002	1.17%	616,388
2015	11.627776	11.432700	-1.68%	762,355
2014	11.239319	11.627776	3.46%	833,092
2013	11.705983	11.239319	-3.99%	953,099
2012	11.316569	11.705983	3.44%	731,758
2011	10.860962	11.316569	4.19%	688,163
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.312364	31.131132	28.05%	40,432
2019	18.304096	24.312364	32.82%	49,647
2018	20.507272	18.304096	-10.74%	61,911
2017	15.888030	20.507272	29.07%	55,519
2016	16.091026	15.888030	-1.26%	70,218
2015	15.325057	16.091026	5.00%	101,853
2014	15.270238	15.325057	0.36%	105,337
2013	12.044977	15.270238	26.78%	125,787
2012	10.011409	12.044977	20.31%	153,059
2011	11.201198	10.011409	-10.62%	157,741

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.155391	39.050252	49.30%	78,501
2019	20.370720	26.155391	28.40%	109,749
2018	20.808744	20.370720	-2.10%	143,029
2017	16.521486	20.808744	25.95%	159,685
2016	15.370732	16.521486	7.49%	177,239
2015	14.654992	15.370732	4.88%	196,971
2014	13.760579	14.654992	6.50%	224,318
2013	10.773015	13.760579	27.73%	256,253
2012	9.311508	10.773015	15.70%	287,237
2011	9.912974	9.311508	-6.07%	316,025
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.848058	23.232760	11.44%	316,495
2019	16.834012	20.848058	23.84%	354,632
2018	17.464711	16.834012	-3.61%	398,814
2017	14.534040	17.464711	20.16%	473,505
2016	13.275404	14.534040	9.48%	559,736
2015	13.325917	13.275404	-0.38%	685,662
2014	12.267337	13.325917	8.63%	763,721
2013	9.361446	12.267337	31.04%	900,603
2012	8.114867	9.361446	15.36%	834,797
2011	8.422309	8.114867	-3.65%	841,441
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.102495	17.538809	2.55%	140,240
2019	15.896617	17.102495	7.59%	171,284
2018	16.519180	15.896617	-3.77%	143,421
2017	15.763500	16.519180	4.79%	156,044
2016	14.721833	15.763500	7.08%	165,103
2015	15.383060	14.721833	-4.30%	206,392
2014	15.025846	15.383060	2.38%	211,742
2013	15.420314	15.025846	-2.56%	268,320
2012	13.940109	15.420314	10.62%	302,450
2011	13.401220	13.940109	4.02%	191,418
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	35.849307	38.881177	8.46%	34,772
2019	28.194153	35.849307	27.15%	40,854
2018	28.690898	28.194153	-1.73%	39,272
2017	24.210396	28.690898	18.51%	54,184
2016	22.099750	24.210396	9.55%	58,272
2015	22.277467	22.099750	-0.80%	104,098
2014	20.216385	22.277467	10.20%	59,093
2013	15.684468	20.216385	28.89%	69,249
2012	13.979930	15.684468	12.19%	86,016
2011	14.131754	13.979930	-1.07%	102,952

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	35.473013	36.128893	1.85%	16,217
2019	28.341139	35.473013	25.16%	18,767
2018	31.079026	28.341139	-8.81%	22,820
2017	26.795343	31.079026	15.99%	27,079
2016	23.124661	26.795343	15.87%	31,959
2015	25.100355	23.124661	-7.87%	40,228
2014	23.382470	25.100355	7.35%	48,171
2013	17.536098	23.382470	33.34%	55,246
2012	15.058442	17.536098	16.45%	54,445
2011	15.679282	15.058442	-3.96%	59,638
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.221948	12.668001	12.89%	0
2019	9.906504	11.221948	13.28%	0
2018	10.983499	9.906504	-9.81%	0
2017	9.410002	10.983499	16.72%	0
2016	9.272253	9.410002	1.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.675939	18.498180	10.93%	4,272
2019	13.650564	16.675939	22.16%	8,641
2018	15.520303	13.650564	-12.05%	8,641
2017	13.145362	15.520303	18.07%	8,690
2016	12.308780	13.145362	6.80%	10,817
2015	12.712857	12.308780	-3.18%	11,996
2014	12.344779	12.712857	2.98%	11,530
2013	9.674702	12.344779	27.60%	11,621
2012	8.452084	9.674702	14.47%	18,935
2011	9.160504	8.452084	-7.73%	22,169
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.965089	16.175733	8.09%	221,924
2019	13.070544	14.965089	14.49%	256,058
2018	14.145726	13.070544	-7.60%	311,575
2017	12.809527	14.145726	10.43%	333,440
2016	12.249274	12.809527	4.57%	350,205
2015	12.562584	12.249274	-2.49%	408,171
2014	12.222184	12.562584	2.79%	491,873
2013	10.816580	12.222184	12.99%	614,002
2012	9.882961	10.816580	9.45%	452,648
2011	10.164795	9.882961	-2.77%	500,999

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.116588	17.704174	9.85%	744,977
2019	13.600839	16.116588	18.50%	835,969
2018	15.028379	13.600839	-9.50%	874,210
2017	13.167642	15.028379	14.13%	970,366
2016	12.449340	13.167642	5.77%	1,041,732
2015	12.802625	12.449340	-2.76%	1,096,694
2014	12.408130	12.802625	3.18%	984,341
2013	10.384424	12.408130	19.49%	989,562
2012	9.272531	10.384424	11.99%	570,645
2011	9.744657	9.272531	-4.84%	656,763
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.106634	13.897339	6.03%	126,425
2019	12.017177	13.106634	9.07%	131,550
2018	12.521162	12.017177	-4.03%	133,789
2017	11.945340	12.521162	4.82%	143,615
2016	11.586156	11.945340	3.10%	169,735
2015	11.843543	11.586156	-2.17%	211,134
2014	11.629777	11.843543	1.84%	235,101
2013	11.246134	11.629777	3.41%	274,048
2012	10.615941	11.246134	5.94%	1,366,958
2011	10.621908	10.615941	-0.06%	1,262,948
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.435753	12.873319	3.52%	0
2019	11.083365	12.435753	12.20%	0
2018	12.095543	11.083365	-8.37%	0
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.937192	13.687899	5.80%	41,500
2019	11.374167	12.937192	13.74%	41,500
2018	12.421033	11.374167	-8.43%	41,500
2017	10.699675	12.421033	16.09%	41,500
2016	10.221659	10.699675	4.68%	41,500
2015	10.903808	10.221659	-6.26%	41,500
2014	10.953241	10.903808	-0.45%	41,500
2013*	10.000000	10.953241	9.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.591549	17.007996	9.08%	344,148
2019	13.391174	15.591549	16.43%	379,867
2018	14.625776	13.391174	-8.44%	417,404
2017	13.021378	14.625776	12.32%	530,888
2016	12.378242	13.021378	5.20%	559,290
2015	12.695698	12.378242	-2.50%	652,245
2014	12.319480	12.695698	3.05%	744,039
2013	10.611392	12.319480	16.10%	827,259
2012	9.582525	10.611392	10.74%	872,523
2011	9.955449	9.582525	-3.75%	885,384
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.381547	18.123300	10.63%	113,995
2019	13.599300	16.381547	20.46%	125,750
2018	15.249774	13.599300	-10.82%	142,182
2017	13.105429	15.249774	16.36%	155,709
2016	12.359474	13.105429	6.04%	168,991
2015	12.733307	12.359474	-2.94%	199,588
2014	12.356965	12.733307	3.05%	288,372
2013	10.089362	12.356965	22.48%	321,180
2012	8.934917	10.089362	12.92%	391,150
2011	9.510405	8.934917	-6.05%	445,676
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.439898	15.519122	7.47%	160,175
2019	12.819027	14.439898	12.64%	159,711
2018	13.659321	12.819027	-6.15%	214,148
2017	12.612883	13.659321	8.30%	187,262
2016	12.073793	12.612883	4.46%	210,709
2015	12.383340	12.073793	-2.50%	253,114
2014	12.072704	12.383340	2.57%	309,768
2013	11.012655	12.072704	9.63%	333,973
2012	10.155119	11.012655	8.44%	431,187
2011	10.332147	10.155119	-1.71%	449,593
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.493607	16.059835	3.65%	47,016
2019	13.976399	15.493607	10.86%	43,211
2018	16.822612	13.976399	-16.92%	46,183
2017	13.909440	16.822612	20.94%	52,500
2016	13.957882	13.909440	-0.35%	57,263
2015	14.738512	13.957882	-5.30%	63,118
2014	16.281870	14.738512	-9.48%	67,030
2013	13.756990	16.281870	18.35%	95,109
2012	11.675592	13.756990	17.83%	125,630
2011	13.528212	11.675592	-13.69%	131,165
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.746767	17.47%	24,365

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.287195	13.981325	5.22%	55,137
2019	12.403867	13.287195	7.12%	52,170
2018	12.674570	12.403867	-2.14%	37,005
2017	12.344595	12.674570	2.67%	118,047
2016	11.928660	12.344595	3.49%	128,841
2015	12.211688	11.928660	-2.32%	69,391
2014	11.837497	12.211688	3.16%	94,781
2013	12.272909	11.837497	-3.55%	83,615
2012	11.586894	12.272909	5.92%	152,940
2011	11.066542	11.586894	4.70%	155,502
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.172027	15.229119	7.46%	3,845
2019	13.121681	14.172027	8.00%	4,246
2018	13.512212	13.121681	-2.89%	5,435
2017	13.212765	13.512212	2.27%	6,892
2016	12.973832	13.212765	1.84%	14,871
2015	13.233168	12.973832	-1.96%	31,670
2014	12.802885	13.233168	3.36%	24,631
2013	13.262990	12.802885	-3.47%	11,733
2012	12.564292	13.262990	5.56%	18,814
2011	12.021646	12.564292	4.51%	109,635
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.592744	10.829806	2.24%	107,119
2019	10.084443	10.592744	5.04%	150,293
2018*	10.000000	10.084443	0.84%	102,957
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	36.520111	40.668450	11.36%	6,900
2019	30.210249	36.520111	20.89%	9,060
2018	37.230483	30.210249	-18.86%	10,501
2017	26.749797	37.230483	39.18%	21,325
2016	25.253697	26.749797	5.92%	22,153
2015	30.591329	25.253697	-17.45%	38,129
2014	32.928373	30.591329	-7.10%	41,003
2013	33.270164	32.928373	-1.03%	758
2012	28.857717	33.270164	15.29%	763
2011	37.830235	28.857717	-23.72%	767
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.933741	26.050309	4.48%	33,587
2019	22.050227	24.933741	13.08%	54,904
2018	23.068283	22.050227	-4.41%	106,499
2017	21.925258	23.068283	5.21%	69,476
2016	19.488141	21.925258	12.51%	98,048
2015	20.304297	19.488141	-4.02%	94,894
2014	20.090638	20.304297	1.06%	90,356
2013	19.039681	20.090638	5.52%	8,842
2012	16.865444	19.039681	12.89%	14,520
2011	16.483706	16.865444	2.32%	18,706

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.202543	13.802550	4.54%	131,639
2019	12.606330	13.202543	4.73%	144,917
2018	12.798984	12.606330	-1.51%	149,006
2017	12.721621	12.798984	0.61%	170,373
2016	12.813250	12.721621	-0.72%	197,648
2015	13.015937	12.813250	-1.56%	231,466
2014	12.630351	13.015937	3.05%	254,875
2013	13.357936	12.630351	-5.45%	340,888
2012	13.152898	13.357936	1.56%	401,155
2011	12.443113	13.152898	5.70%	504,826
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.421990	9.307981	-1.21%	595,269
2019	9.393282	9.421990	0.31%	396,177
2018	9.401510	9.393282	-0.09%	550,409
2017	9.499410	9.401510	-1.03%	548,054
2016	9.638052	9.499410	-1.44%	601,949
2015	9.779860	9.638052	-1.45%	714,823
2014	9.923756	9.779860	-1.45%	716,616
2013	10.069762	9.923756	-1.45%	679,231
2012	10.218325	10.069762	-1.45%	891,193
2011	10.368247	10.218325	-1.45%	790,495
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.311902	10.943349	6.12%	22,123
2019	8.799357	10.311902	17.19%	44,148
2018	10.481013	8.799357	-16.04%	135,078
2017	8.368901	10.481013	25.24%	184,088
2016	8.438215	8.368901	-0.82%	183,510
2015	8.847344	8.438215	-4.62%	104,910
2014	9.042606	8.847344	-2.16%	46,294
2013	7.804871	9.042606	15.86%	58,858
2012	6.873392	7.804871	13.55%	109,453
2011	7.749265	6.873392	-11.30%	192,774
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.593949	12.240168	5.57%	9,784
2019	9.706547	11.593949	19.44%	7,150
2018	11.470599	9.706547	-15.38%	7,534
2017	9.351759	11.470599	22.66%	11,795
2016	9.439600	9.351759	-0.93%	12,268
2015	9.713412	9.439600	-2.82%	13,203
2014	10.506454	9.713412	-7.55%	16,968
2013	8.809907	10.506454	19.26%	20,895
2012	7.562534	8.809907	16.49%	17,104
2011	8.805007	7.562534	-14.11%	15,605

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.876965	36.552832	11.18%	35,385
2019	26.962023	32.876965	21.94%	39,535
2018	30.019131	26.962023	-10.18%	42,797
2017	25.719551	30.019131	16.72%	47,643
2016	23.839815	25.719551	7.88%	47,739
2015	24.434479	23.839815	-2.43%	50,294
2014	23.616619	24.434479	3.46%	37,569
2013	18.832587	23.616619	25.40%	44,484
2012	16.488164	18.832587	14.22%	72,182
2011	17.414916	16.488164	-5.32%	95,923
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.532701	19.981943	7.82%	37,367
2019	16.304116	18.532701	13.67%	95,746
2018	17.388594	16.304116	-6.24%	110,167
2017	15.876536	17.388594	9.52%	107,699
2016	15.154373	15.876536	4.77%	112,161
2015	15.404099	15.154373	-1.62%	95,898
2014	14.945458	15.404099	3.07%	48,648
2013	13.370475	14.945458	11.78%	49,565
2012	12.403452	13.370475	7.80%	65,821
2011	12.475188	12.403452	-0.58%	49,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.576462	24.834226	10.00%	363,580
2019	19.099990	22.576462	18.20%	389,705
2018	20.723547	19.099990	-7.83%	422,239
2017	18.315344	20.723547	13.15%	454,720
2016	17.249119	18.315344	6.18%	475,803
2015	17.596506	17.249119	-1.97%	495,714
2014	16.970892	17.596506	3.69%	404,827
2013	14.411161	16.970892	17.76%	412,357
2012	13.027788	14.411161	10.62%	86,722
2011	13.343928	13.027788	-2.37%	178,878
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.657147	16.466285	5.17%	183,354
2019	14.504778	15.657147	7.94%	175,045
2018	14.989688	14.504778	-3.23%	189,929
2017	14.391790	14.989688	4.15%	210,058
2016	14.005789	14.391790	2.76%	254,032
2015	14.174331	14.005789	-1.19%	229,638
2014	13.844293	14.174331	2.38%	283,726
2013	13.400502	13.844293	3.31%	311,085
2012	12.928991	13.400502	3.65%	397,079
2011	12.745253	12.928991	1.44%	433,901

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.432641	12.811106	3.04%	0
2019	11.164367	12.432641	11.36%	0
2018	12.004894	11.164367	-7.00%	0
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.018245	13.641328	4.79%	0
2019	11.462008	13.018245	13.58%	0
2018	12.381191	11.462008	-7.42%	0
2017	10.740875	12.381191	15.27%	0
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	24.284337	26.407910	8.74%	414,312
2019	20.927946	24.284337	16.04%	464,537
2018	22.516529	20.927946	-7.06%	539,339
2017	20.231573	22.516529	11.29%	593,784
2016	19.159845	20.231573	5.59%	678,452
2015	19.507049	19.159845	-1.78%	772,149
2014	18.819024	19.507049	3.66%	830,404
2013	16.373400	18.819024	14.94%	987,715
2012	14.993743	16.373400	9.20%	1,046,430
2011	15.220035	14.993743	-1.49%	1,144,235
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	29.376142	32.519383	10.70%	261,040
2019	24.467527	29.376142	20.06%	297,550
2018	26.908705	24.467527	-9.07%	325,171
2017	23.400571	26.908705	14.99%	372,763
2016	21.887542	23.400571	6.91%	401,052
2015	22.372873	21.887542	-2.17%	489,152
2014	21.629841	22.372873	3.44%	524,530
2013	17.934666	21.629841	20.60%	598,377
2012	15.997816	17.934666	12.11%	729,215
2011	16.585416	15.997816	-3.54%	848,879

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.825162	21.208684	6.98%	173,233
2019	17.726725	19.825162	11.84%	204,998
2018	18.686342	17.726725	-5.14%	250,686
2017	17.361316	18.686342	7.63%	265,602
2016	16.665619	17.361316	4.17%	304,069
2015	16.916005	16.665619	-1.48%	366,041
2014	16.388193	16.916005	3.22%	437,792
2013	15.049827	16.388193	8.89%	593,266
2012	14.135314	15.049827	6.47%	605,595
2011	14.052989	14.135314	0.59%	723,277
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.462955	11.045876	5.57%	8,529
2019*	10.000000	10.462955	4.63%	658
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.763500	12.279191	14.08%	0
2019*	10.000000	10.763500	7.64%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.897883	29.316793	28.03%	40,773
2019	17.842864	22.897883	28.33%	54,652
2018	18.734589	17.842864	-4.76%	59,138
2017	14.636236	18.734589	28.00%	73,453
2016	14.561215	14.636236	0.52%	100,125
2015	14.327086	14.561215	1.63%	108,126
2014	13.198455	14.327086	8.55%	115,422
2013	9.963682	13.198455	32.47%	149,835
2012	8.705529	9.963682	14.45%	174,790
2011	9.128428	8.705529	-4.63%	198,475
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.047749	13.770451	5.54%	0
2019	11.128622	13.047749	17.24%	0
2018	11.865237	11.128622	-6.21%	0
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.013749	15.828993	5.43%	10,230
2019	12.489173	15.013749	20.21%	10,230
2018	13.008934	12.489173	-4.00%	10,230
2017	10.846463	13.008934	19.94%	10,230
2016	10.000999	10.846463	8.45%	10,246
2015	10.133809	10.000999	-1.31%	10,457
2014*	10.000000	10.133809	1.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.491196	44.961447	16.81%	140,734
2019	28.440017	38.491196	35.34%	162,244
2018	29.312460	28.440017	-2.98%	178,232
2017	23.406636	29.312460	25.23%	196,937
2016	22.985934	23.406636	1.83%	228,324
2015	22.251073	22.985934	3.30%	254,630
2014	20.797692	22.251073	6.99%	282,989
2013	15.484811	20.797692	34.31%	366,619
2012	13.268797	15.484811	16.70%	465,720
2011	13.808144	13.268797	-3.91%	560,313
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.694791	29.672018	-0.08%	57,349
2019	23.785200	29.694791	24.85%	89,585
2018	26.662176	23.785200	-10.79%	93,073
2017	24.948238	26.662176	6.87%	107,273
2016	21.057967	24.948238	18.47%	126,557
2015	22.361059	21.057967	-5.83%	149,671
2014	20.088980	22.361059	11.31%	163,882
2013	15.481203	20.088980	29.76%	210,261
2012	13.726600	15.481203	12.78%	252,139
2011	13.860721	13.726600	-0.97%	311,039
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.798315	17.98%	101,523
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	48.064825	53.580177	11.47%	36,089
2019	38.815307	48.064825	23.83%	41,274
2018	44.450000	38.815307	-12.68%	42,545
2017	38.955305	44.450000	14.11%	49,790
2016	32.859809	38.955305	18.55%	54,339
2015	34.210267	32.859809	-3.95%	64,553
2014	31.724997	34.210267	7.83%	51,677
2013	24.195457	31.724997	31.12%	66,447
2012	20.900338	24.195457	15.77%	107,754
2011	21.760901	20.900338	-3.95%	126,365
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.441635	21.863051	-2.58%	30,196
2019	18.387180	22.441635	22.05%	28,470
2018	21.485837	18.387180	-14.42%	29,496
2017	19.150786	21.485837	12.19%	35,003
2016	16.524481	19.150786	15.89%	42,033
2015	17.265856	16.524481	-4.29%	51,828
2014	14.971705	17.265856	15.32%	69,466
2013	11.197061	14.971705	33.71%	96,047
2012	9.765885	11.197061	14.65%	100,335
2011	10.144778	9.765885	-3.73%	121,893

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	35.483939	49.137537	38.48%	6,814
2019	26.596808	35.483939	33.41%	8,251
2018	29.406552	26.596808	-9.55%	11,583
2017	23.938041	29.406552	22.84%	9,661
2016	22.477972	23.938041	6.50%	12,192
2015	22.688544	22.477972	-0.93%	18,751
2014	22.452493	22.688544	1.05%	21,832
2013	15.826761	22.452493	41.86%	26,316
2012	14.200864	15.826761	11.45%	30,688
2011	14.534552	14.200864	-2.30%	41,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	39.946640	41.316531	3.43%	7,971
2019	34.151148	39.946640	16.97%	11,306
2018	41.817068	34.151148	-18.33%	12,297
2017	39.015494	41.817068	7.18%	13,411
2016	31.515499	39.015494	23.80%	14,842
2015	34.125504	31.515499	-7.65%	19,411
2014	32.433413	34.125504	5.22%	41,225
2013	23.503387	32.433413	37.99%	44,483
2012	19.824615	23.503387	18.56%	36,767
2011	21.275952	19.824615	-6.82%	84,390
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	41.575025	50.132014	20.58%	23,670
2019	33.654140	41.575025	23.54%	27,780
2018	39.180527	33.654140	-14.10%	31,407
2017	35.119820	39.180527	11.56%	32,212
2016	29.079510	35.119820	20.77%	34,838
2015	30.077392	29.079510	-3.32%	33,826
2014	30.351210	30.077392	-0.90%	43,058
2013	21.912014	30.351210	38.51%	51,367
2012	19.296863	21.912014	13.55%	94,050
2011	20.786489	19.296863	-7.17%	77,994
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.625366	23.050180	11.76%	1,164
2019	16.339608	20.625366	26.23%	988
2018	17.455465	16.339608	-6.39%	2,601
2017	14.196479	17.455465	22.96%	5,031
2016	12.686570	14.196479	11.90%	2,494
2015	13.028631	12.686570	-2.63%	5,545
2014	12.406544	13.028631	5.01%	150
2013	8.770819	12.406544	41.45%	13,071
2012	7.617701	8.770819	15.14%	684
2011	8.749384	7.617701	-12.93%	1,572

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.460780	23.970447	11.69%	27,453
2019	17.276588	21.460780	24.22%	46,442
2018	18.626539	17.276588	-7.25%	53,455
2017	15.967582	18.626539	16.65%	60,823
2016	14.714403	15.967582	8.52%	69,537
2015	14.993639	14.714403	-1.86%	80,049
2014	13.767337	14.993639	8.91%	95,226
2013	10.082697	13.767337	36.54%	129,217
2012	9.185752	10.082697	9.76%	138,208
2011	9.635296	9.185752	-4.67%	162,939
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.517604	16.279984	-7.07%	76,546
2019	13.626658	17.517604	28.55%	94,641
2018	14.413036	13.626658	-5.46%	95,600
2017	13.778080	14.413036	4.61%	124,774
2016	13.044057	13.778080	5.63%	130,044
2015	14.030150	13.044057	-7.03%	158,323
2014	11.069837	14.030150	26.74%	153,158
2013	10.937391	11.069837	1.21%	179,412
2012	9.602457	10.937391	13.90%	223,535
2011	9.179933	9.602457	4.60%	261,236
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.539753	23.855361	16.14%	114,843
2019	15.929373	20.539753	28.94%	81,086
2018	16.993207	15.929373	-6.26%	48,020
2017	14.223621	16.993207	19.47%	52,095
2016	12.955854	14.223621	9.79%	55,614
2015	13.023678	12.955854	-0.52%	30,957
2014	11.686967	13.023678	11.44%	32,387
2013*	10.000000	11.686967	16.87%	1,904
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.566517	10.708205	1.34%	95,234
2019	10.300951	10.566517	2.58%	78,906
2018	10.368299	10.300951	-0.65%	88,214
2017	10.356876	10.368299	0.11%	91,582
2016	10.253358	10.356876	1.01%	96,467
2015	10.439831	10.253358	-1.79%	98,607
2014	10.541370	10.439831	-0.96%	117,680
2013	10.685207	10.541370	-1.35%	197,347
2012	10.473767	10.685207	2.02%	120,707
2011	10.491270	10.473767	-0.17%	119,840

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.490935	20.567299	17.59%	3,352
2019	14.203146	17.490935	23.15%	3,187
2018	16.257498	14.203146	-12.64%	3,272
2017	14.447247	16.257498	12.53%	5,949
2016	12.128012	14.447247	19.12%	4,006
2015	12.938092	12.128012	-6.26%	6,010
2014	12.556928	12.938092	3.04%	943
2013*	10.000000	12.556928	25.57%	684
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.874494	36.181087	58.17%	27,391
2019	16.962413	22.874494	34.85%	33,259
2018	18.518632	16.962413	-8.40%	41,913
2017	14.734864	18.518632	25.68%	46,285
2016	14.097397	14.734864	4.52%	52,281
2015	14.354444	14.097397	-1.79%	67,358
2014	14.043276	14.354444	2.22%	132,752
2013	10.280814	14.043276	36.60%	210,175
2012	9.099807	10.280814	12.98%	159,815
2011	9.663566	9.099807	-5.83%	201,564
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	45.324387	62.404886	37.69%	3,395
2019	34.715277	45.324387	30.56%	4,393
2018	37.701565	34.715277	-7.92%	4,678
2017	30.711092	37.701565	22.76%	4,777
2016	29.916682	30.711092	2.66%	1,213
2015	30.057840	29.916682	-0.47%	1,107
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.456218	10.660914	1.96%	100,881
2019	10.232794	10.456218	2.18%	115,814
2018	10.279251	10.232794	-0.45%	127,654
2017	10.337953	10.279251	-0.57%	146,858
2016	10.363284	10.337953	-0.24%	162,660
2015	10.496473	10.363284	-1.27%	181,621
2014	10.586325	10.496473	-0.85%	203,376
2013	10.676243	10.586325	-0.84%	261,457
2012	10.356764	10.676243	3.08%	295,122
2011	10.478459	10.356764	-1.16%	304,658

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	35.275792	41.565037	17.83%	15,128
2019	28.434494	35.275792	24.06%	15,978
2018	30.607822	28.434494	-7.10%	16,464
2017	26.223915	30.607822	16.72%	17,153
2016	24.220090	26.223915	8.27%	16,885
2015	24.690926	24.220090	-1.91%	17,721
2014	22.697750	24.690926	8.78%	19,092
2013	16.737659	22.697750	35.61%	21,097
2012	15.304169	16.737659	9.37%	21,957
2011	16.022458	15.304169	-4.48%	43,253
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.835753	12.586525	6.34%	5,840
2019	10.747715	11.835753	10.12%	6,059
2018	11.535047	10.747715	-6.83%	10,311
2017	10.323191	11.535047	11.74%	10,687
2016	9.277399	10.323191	11.27%	10,795
2015	10.366378	9.277399	-10.50%	15,725
2014	10.471267	10.366378	-1.00%	22,347
2013	10.613732	10.471267	-1.34%	20,626
2012*	10.000000	10.613732	6.14%	12,642
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.250051	11.816423	5.03%	8,606
2019	9.956677	11.250051	12.99%	3,445
2018	10.616263	9.956677	-6.21%	3,843
2017	9.812362	10.616263	8.19%	5,887
2016	8.794333	9.812362	11.58%	5,311
2015	9.139906	8.794333	-3.78%	5,381
2014	9.145926	9.139906	-0.07%	778
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.904464	12.982727	9.06%	7,664
2019	11.298061	11.904464	5.37%	15,260
2018	11.952089	11.298061	-5.47%	31,022
2017	10.951813	11.952089	9.13%	27,591
2016	10.798964	10.951813	1.42%	28,963
2015	11.804902	10.798964	-8.52%	15,443
2014	11.942651	11.804902	-1.15%	19,158
2013	12.970120	11.942651	-7.92%	24,080
2012	12.507049	12.970120	3.70%	33,914
2011	11.705408	12.507049	6.85%	38,259

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.430333	11.590096	1.40%	154,565
2019	11.160590	11.430333	2.42%	180,489
2018	11.298917	11.160590	-1.22%	177,237
2017	11.322921	11.298917	-0.21%	189,427
2016	11.341066	11.322921	-0.16%	201,370
2015	11.483946	11.341066	-1.24%	236,123
2014	11.566363	11.483946	-0.71%	285,199
2013	11.763864	11.566363	-1.68%	343,977
2012	11.288307	11.763864	4.21%	335,151
2011	11.339656	11.288307	-0.45%	287,641
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.305615	10.373568	0.66%	13,965
2019	10.182693	10.305615	1.21%	11,468
2018	10.187952	10.182693	-0.05%	17,882
2017	10.104511	10.187952	0.83%	101
2016*	10.000000	10.104511	1.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.527316	12.329323	6.96%	141,227
2019	10.805742	11.527316	6.68%	128,368
2018	11.035680	10.805742	-2.08%	126,530
2017	10.682997	11.035680	3.30%	140,913
2016	10.566756	10.682997	1.10%	154,944
2015	10.686357	10.566756	-1.12%	207,966
2014	10.409755	10.686357	2.66%	189,867
2013	10.784326	10.409755	-3.47%	190,453
2012	9.993935	10.784326	7.91%	167,775
2011*	10.000000	9.993935	-0.06%	61,643
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.126159	24.778199	36.70%	9,773
2019	13.450693	18.126159	34.76%	6,677
2018	13.332417	13.450693	0.89%	3,676
2017	10.334309	13.332417	29.01%	6,125
2016*	10.000000	10.334309	3.34%	6,162
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.057726	23.262450	10.47%	26,335
2019	17.073129	21.057726	23.34%	29,346
2018	21.419981	17.073129	-20.29%	1,220
2017	17.170260	21.419981	24.75%	1,220
2016	17.860375	17.170260	-3.86%	1,220
2015	18.097813	17.860375	-1.31%	1,220
2014	19.699281	18.097813	-8.13%	1,220
2013	15.607779	19.699281	26.21%	1,220
2012	12.990832	15.607779	20.14%	1,220
2011	15.869001	12.990832	-18.14%	1,220
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.490230	34.90%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.040941	13.597562	4.27%	11,369
2019	10.147490	13.040941	28.51%	13,114
2018	11.252862	10.147490	-9.82%	14,401
2017*	10.000000	11.252862	12.53%	8,018
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.751081	55.736578	27.39%	12,411
2019	34.513567	43.751081	26.76%	13,655
2018	34.726556	34.513567	-0.61%	18,035
2017	27.677998	34.726556	25.47%	26,218
2016	31.454740	27.677998	-12.01%	23,285
2015	28.378629	31.454740	10.84%	79,876
2014	21.944157	28.378629	29.32%	43,260
2013	14.793998	21.944157	48.33%	64,654
2012	11.459676	14.793998	29.10%	42,437
2011	10.533927	11.459676	8.79%	19,939
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.761818	6.747334	17.10%	5,043
2019	5.241414	5.761818	9.93%	5,244
2018	7.431137	5.241414	-29.47%	6,161
2017	7.691794	7.431137	-3.39%	6,016
2016	5.442068	7.691794	41.34%	48,764
2015	8.319944	5.442068	-34.59%	2,848
2014	10.467627	8.319944	-20.52%	2,432
2013	9.630168	10.467627	8.70%	4,009
2012*	10.000000	9.630168	-3.70%	3,643
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.922741	6.952403	17.38%	1,041
2019	5.372260	5.922741	10.25%	1,596
2018	7.601236	5.372260	-29.32%	1,680
2017	7.845986	7.601236	-3.12%	1,768
2016	5.539691	7.845986	41.63%	1,844
2015	8.446390	5.539691	-34.41%	8,896
2014	10.594781	8.446390	-20.28%	16,327
2013	9.726121	10.594781	8.93%	18,658
2012*	10.000000	9.726121	-2.74%	35,101
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.783541	10.462493	-2.98%	0
2019*	10.000000	10.783541	7.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.401331	56.603534	55.50%	8,187
2019	29.589966	36.401331	23.02%	9,189
2018	29.639842	29.589966	-0.17%	13,247
2017	23.895646	29.639842	24.04%	11,707
2016	22.503015	23.895646	6.19%	7,677
2015	23.511879	22.503015	-4.29%	8,219
2014	24.314415	23.511879	-3.30%	8,992
2013	16.422745	24.314415	48.05%	16,899
2012	15.448940	16.422745	6.30%	15,280
2011	16.431080	15.448940	-5.98%	27,177

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.251363	13.687042	3.29%	0
2019	11.673956	13.251363	13.51%	0
2018	12.792670	11.673956	-8.74%	0
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	35.091581	35.419884	0.94%	507
2019	28.820942	35.091581	21.76%	4,561
2018	31.078859	28.820942	-7.27%	5,466
2017	26.603259	31.078859	16.82%	5,966
2016	24.315463	26.603259	9.41%	6,432
2015	24.338516	24.315463	-0.09%	7,068
2014	22.608715	24.338516	7.65%	11,577
2013	17.053591	22.608715	32.57%	14,574
2012	14.767331	17.053591	15.48%	17,924
2011	14.133776	14.767331	4.48%	18,743
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	0
2019	7.648438	8.798591	15.04%	0
2018*	10.000000	7.648438	-23.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.405572	44.059882	1.51%	874
2019	36.752050	43.405572	18.10%	778
2018	44.053137	36.752050	-16.57%	796
2017	39.629646	44.053137	11.16%	837
2016	32.238653	39.629646	22.93%	302
2015	34.705808	32.238653	-7.11%	910
2014	32.341074	34.705808	7.31%	856
2013	23.855345	32.341074	35.57%	1,638
2012	20.443677	23.855345	16.69%	4,030
2011	22.712719	20.443677	-9.99%	8,193
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.107442	15.223542	7.91%	7,682
2019	13.151463	14.107442	7.27%	11,336
2018	13.740142	13.151463	-4.28%	12,242
2017	13.454783	13.740142	2.12%	17,943
2016	13.085020	13.454783	2.83%	21,837
2015	13.620468	13.085020	-3.93%	27,624
2014	13.386176	13.620468	1.75%	31,407
2013	14.849176	13.386176	-9.85%	50,128
2012	14.038950	14.849176	5.77%	43,569
2011	12.754152	14.038950	10.07%	56,116

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	33.347896	36.608131	9.78%	1,804
2019	27.358525	33.347896	21.89%	1,924
2018	29.930604	27.358525	-8.59%	2,004
2017	25.258281	29.930604	18.50%	2,208
2016	22.651912	25.258281	11.51%	2,434
2015	24.451509	22.651912	-7.36%	2,549
2014	22.098744	24.451509	10.65%	2,600
2013	16.559344	22.098744	33.45%	2,850
2012	14.688516	16.559344	12.74%	3,222
2011	14.497545	14.688516	1.32%	3,454
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.588296	32.455785	-0.41%	2,034
2019	25.648276	32.588296	27.06%	2,625
2018	29.919341	25.648276	-14.28%	2,911
2017	27.248879	29.919341	9.80%	17,223
2016	22.541708	27.248879	20.88%	20,830
2015	23.252270	22.541708	-3.06%	23,218
2014	20.308520	23.252270	14.50%	18,170
2013	15.871948	20.308520	27.95%	4,891
2012	13.864384	15.871948	14.48%	5,030
2011	14.194745	13.864384	-2.33%	4,646
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	35.183379	34.943443	-0.68%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.679779	12.311319	5.41%	2,277
2019	10.323351	11.679779	13.14%	18,195
2018	10.793182	10.323351	-4.35%	205
2017	10.232765	10.793182	5.48%	29,468
2016	9.207819	10.232765	11.13%	26,314
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.551241	11.280865	6.92%	1,581
2019	9.814207	10.551241	7.51%	0
2018	10.036898	9.814207	-2.22%	0
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	2,697
2015*	10.000000	9.782161	-2.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.649349	14.944785	2.02%	6,323
2019	11.668206	14.649349	25.55%	8,816
2018	12.795882	11.668206	-8.81%	8,668
2017	11.151274	12.795882	14.75%	8,220
2016	9.754172	11.151274	14.32%	2,441
2015*	10.000000	9.754172	-2.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.879455	21.258393	18.90%	20,444
2019	15.414754	17.879455	15.99%	25,425
2018	16.934247	15.414754	-8.97%	38,420
2017	15.118854	16.934247	12.01%	41,502
2016	14.785838	15.118854	2.25%	52,236
2015	15.162806	14.785838	-2.49%	52,607
2014	15.101908	15.162806	0.40%	54,505
2013	13.400106	15.101908	12.70%	60,200
2012	12.371587	13.400106	8.31%	64,331
2011	13.034055	12.371587	-5.08%	58,220
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	694
2019	11.150874	13.164430	18.06%	747
2018	13.427947	11.150874	-16.96%	801
2017	11.849602	13.427947	13.32%	850
2016	10.442149	11.849602	13.48%	890
2015	10.874804	10.442149	-3.98%	907
2014*	10.000000	10.874804	8.75%	907
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	48.778307	53.157559	8.98%	5,894
2019	40.520388	48.778307	20.38%	6,222
2018	45.197767	40.520388	-10.35%	6,172
2017	40.820944	45.197767	10.72%	8,114
2016	32.960905	40.820944	23.85%	15,537
2015	34.260992	32.960905	-3.79%	16,868
2014	33.088129	34.260992	3.54%	17,969
2013	23.872229	33.088129	38.61%	24,283
2012	20.940231	23.872229	14.00%	26,215
2011	21.139501	20.940231	-0.94%	31,937
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	39.042405	45.268756	15.95%	12,854
2019	30.293514	39.042405	28.88%	15,264
2018	32.326788	30.293514	-6.29%	19,808
2017	27.074477	32.326788	19.40%	24,207
2016	24.663825	27.074477	9.77%	22,854
2015	24.823836	24.663825	-0.64%	26,704
2014	22.281987	24.823836	11.41%	40,936
2013	17.175596	22.281987	29.73%	41,446
2012	15.100981	17.175596	13.74%	30,984
2011	15.086015	15.100981	0.10%	44,656

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.851518	42.355024	21.53%	1,469
2019	26.058128	34.851518	33.75%	1,763
2018	28.480106	26.058128	-8.50%	2,761
2017	22.764077	28.480106	25.11%	4,672
2016	21.470768	22.764077	6.02%	5,030
2015	22.405778	21.470768	-4.17%	7,935
2014	21.095858	22.405778	6.21%	9,081
2013	17.725526	21.095858	19.01%	11,794
2012	16.339629	17.725526	8.48%	26,806
2011	15.254750	16.339629	7.11%	16,013
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.687797	30.256016	17.78%	0
2019	21.465744	25.687797	19.67%	0
2018	27.002834	21.465744	-20.51%	0
2017	22.041172	27.002834	22.51%	0
2016	19.159211	22.041172	15.04%	0
2015	19.954307	19.159211	-3.98%	0
2014	19.993968	19.954307	-0.20%	0
2013	13.694790	19.993968	46.00%	1,196
2012	11.563432	13.694790	18.43%	1,260
2011	13.659578	11.563432	-15.35%	1,260
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	850
2019	9.638360	11.062411	14.77%	850
2018	10.193589	9.638360	-5.45%	850
2017*	10.000000	10.193589	1.94%	1,335
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.131929	16.507607	-3.64%	0
2019	13.617971	17.131929	25.80%	0
2018	16.647301	13.617971	-18.20%	0
2017	15.122034	16.647301	10.09%	15,739
2016	11.711151	15.122034	29.13%	9,416
2015	12.710932	11.711151	-7.87%	16,733
2014	12.218031	12.710932	4.03%	7,673
2013*	10.000000	12.218031	22.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.028815	11.080564	0.47%	2,005
2019	10.456565	11.028815	5.47%	2,117
2018	10.625809	10.456565	-1.59%	1,819
2017	10.428192	10.625809	1.90%	62,034
2016	9.717260	10.428192	7.32%	62,210
2015	9.964097	9.717260	-2.48%	63,294
2014	10.058270	9.964097	-0.94%	71,311

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.686646	10.600734	-0.80%	352
2019	9.047528	10.686646	18.12%	319
2018*	10.000000	9.047528	-9.52%	312
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.874758	15.803266	6.24%	12,602
2019	13.832905	14.874758	7.53%	14,525
2018	14.155629	13.832905	-2.28%	13,148
2017	13.851271	14.155629	2.20%	13,865
2016	13.581943	13.851271	1.98%	17,967
2015	13.849633	13.581943	-1.93%	10,089
2014	13.583375	13.849633	1.96%	24,060
2013	13.687508	13.583375	-0.76%	31,210
2012	12.697043	13.687508	7.80%	31,296
2011	12.638312	12.697043	0.46%	33,954
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	0
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.397354	20.339562	10.56%	115
2019	16.136094	18.397354	14.01%	115
2018	17.112479	16.136094	-5.71%	115
2017	15.401425	17.112479	11.11%	709
2016	14.858201	15.401425	3.66%	1,631
2015	15.164901	14.858201	-2.02%	2,561
2014	14.773700	15.164901	2.65%	11,252
2013	13.250120	14.773700	11.50%	16,050
2012	12.055916	13.250120	9.91%	16,036
2011	12.291637	12.055916	-1.92%	10,775
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	20.099016	22.712026	13.00%	14,406
2019	17.021396	20.099016	18.08%	15,309
2018	18.400443	17.021396	-7.49%	19,121
2017	16.067226	18.400443	14.52%	20,207
2016	15.416643	16.067226	4.22%	18,874
2015	15.723594	15.416643	-1.95%	16,032
2014	15.261712	15.723594	3.03%	16,246
2013	13.399134	15.261712	13.90%	17,609
2012	12.031099	13.399134	11.37%	15,915
2011	12.367484	12.031099	-2.72%	16,195

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.171738	25.473976	14.89%	21,361
2019	18.136290	22.171738	22.25%	21,361
2018	20.027156	18.136290	-9.44%	24,285
2017	16.845263	20.027156	18.89%	27,290
2016	16.076388	16.845263	4.78%	26,464
2015	16.408113	16.076388	-2.02%	25,710
2014	15.903619	16.408113	3.17%	27,157
2013	13.298675	15.903619	19.59%	26,573
2012	11.722046	13.298675	13.45%	25,440
2011	12.246674	11.722046	-4.28%	23,986
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.715224	16.498807	20.30%	7,490
2019	11.218659	13.715224	22.25%	2,264
2018	11.919833	11.218659	-5.88%	2,296
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	44.517136	57.107169	28.28%	2,396
2019	34.427725	44.517136	29.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.474088	8.907730	-33.89%	3,142
2019	12.455605	13.474088	8.18%	3,917
2018	16.809862	12.455605	-25.90%	6,102
2017	17.552257	16.809862	-4.23%	7,353
2016	13.346796	17.552257	31.51%	9,123
2015	17.098213	13.346796	-21.94%	10,652
2014	19.899161	17.098213	-14.08%	12,521
2013	16.272913	19.899161	22.28%	16,381
2012	15.774479	16.272913	3.16%	18,393
2011	16.892576	15.774479	-6.62%	27,777
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.601536	33.132295	4.84%	21,866
2019	25.240716	31.601536	25.20%	19,256
2018	28.019440	25.240716	-9.92%	20,919
2017	25.250638	28.019440	10.97%	21,968
2016	21.777475	25.250638	15.95%	25,093
2015	23.087678	21.777475	-5.67%	29,740
2014	21.607082	23.087678	6.85%	31,280
2013	17.160639	21.607082	25.91%	34,489
2012	14.884062	17.160639	15.30%	46,784
2011	15.011946	14.884062	-0.85%	53,902

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	1,694
2019	11.554690	14.759433	27.74%	1,916
2018	12.919269	11.554690	-10.56%	1,917
2017	11.247098	12.919269	14.87%	1,995
2016*	10.000000	11.247098	12.47%	752
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	44.520221	62.950632	41.40%	6,588
2019	33.735838	44.520221	31.97%	7,026
2018	34.401217	33.735838	-1.93%	6,202
2017	25.904429	34.401217	32.80%	9,700
2016	26.153997	25.904429	-0.95%	8,595
2015	24.837424	26.153997	5.30%	22,434
2014	22.714143	24.837424	9.35%	23,774
2013	16.955741	22.714143	33.96%	19,914
2012	15.047317	16.955741	12.68%	11,079
2011	15.280943	15.047317	-1.53%	17,486
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.257639	16.405947	7.53%	19,844
2019	14.158474	15.257639	7.76%	25,556
2018	14.489338	14.158474	-2.28%	27,476
2017	14.144731	14.489338	2.44%	48,288
2016	13.744097	14.144731	2.91%	53,461
2015	14.072984	13.744097	-2.34%	54,657
2014	13.527342	14.072984	4.03%	65,488
2013	14.023325	13.527342	-3.54%	59,092
2012	13.481898	14.023325	4.02%	73,334
2011	12.787043	13.481898	5.43%	90,876
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.756014	55.444478	16.10%	12,212
2019	39.362126	47.756014	21.32%	13,730
2018	46.892314	39.362126	-16.06%	13,860
2017	39.493541	46.892314	18.73%	15,346
2016	35.822143	39.493541	10.25%	15,182
2015	36.969835	35.822143	-3.10%	15,571
2014	35.397752	36.969835	4.44%	16,048
2013	26.449304	35.397752	33.83%	17,318
2012	23.439599	26.449304	12.84%	22,867
2011	26.692806	23.439599	-12.19%	24,985

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	28.145248	31.973982	13.60%	2,063
2019	22.410688	28.145248	25.59%	2,108
2018	26.787398	22.410688	-16.34%	2,102
2017	20.920479	26.787398	28.04%	21,836
2016	22.419319	20.920479	-6.69%	22,311
2015	22.034401	22.419319	1.75%	22,239
2014	24.393917	22.034401	-9.67%	0
2013	19.025804	24.393917	28.21%	533
2012	16.046218	19.025804	18.57%	533
2011	19.707514	16.046218	-18.58%	1,082
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.754409	12.628030	-8.19%	146
2019	11.357417	13.754409	21.11%	154
2018	12.327091	11.357417	-7.87%	0
2017	12.059454	12.327091	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	40.255779	42.832099	6.40%	169
2019	30.476574	40.255779	32.09%	182
2018	37.506441	30.476574	-18.74%	194
2017	31.973624	37.506441	17.30%	207
2016	29.704945	31.973624	7.64%	220
2015	31.151190	29.704945	-4.64%	235
2014	29.691748	31.151190	4.92%	526
2013	23.154657	29.691748	28.23%	526
2012	18.500854	23.154657	25.15%	1,198
2011	20.648197	18.500854	-10.40%	1,663
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.910328	16.411371	10.07%	7,737
2019	12.629296	14.910328	18.06%	8,755
2018	14.192095	12.629296	-11.01%	11,021
2017	12.866376	14.192095	10.30%	12,970
2016	11.540652	12.866376	11.49%	20,090
2015	12.492611	11.540652	-7.62%	23,115
2014	12.331646	12.492611	1.31%	25,384
2013	10.114985	12.331646	21.91%	26,190
2012	8.904117	10.114985	13.60%	26,043
2011	9.181002	8.904117	-3.02%	24,708

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.054677	17.907212	-0.82%	28,412
2019	15.793369	18.054677	14.32%	36,044
2018	16.756432	15.793369	-5.75%	48,557
2017	15.510527	16.756432	8.03%	51,933
2016	13.809495	15.510527	12.32%	70,116
2015	15.083890	13.809495	-8.45%	72,144
2014	14.637928	15.083890	3.05%	77,106
2013	13.042512	14.637928	12.23%	97,304
2012	11.754372	13.042512	10.96%	101,277
2011	11.655097	11.754372	0.85%	96,487
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	38.662002	44.163858	14.23%	1,415
2019	30.372307	38.662002	27.29%	1,480
2018	32.486098	30.372307	-6.51%	1,943
2017	27.355382	32.486098	18.76%	2,438
2016	23.931599	27.355382	14.31%	2,506
2015	25.215932	23.931599	-5.09%	2,631
2014	23.546012	25.215932	7.09%	2,709
2013	18.432121	23.546012	27.74%	3,666
2012	16.714159	18.432121	10.28%	9,040
2011	16.007845	16.714159	4.41%	10,728
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	44.206298	45.802598	3.61%	5,793
2019	35.520487	44.206298	24.45%	6,044
2018	41.394850	35.520487	-14.19%	6,319
2017	37.978092	41.394850	9.00%	6,670
2016	29.614719	37.978092	28.24%	6,801
2015	32.463879	29.614719	-8.78%	9,611
2014	32.771185	32.463879	-0.94%	11,253
2013	24.420447	32.771185	34.20%	11,953
2012	20.942325	24.420447	16.61%	12,958
2011	22.091312	20.942325	-5.20%	15,463
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.240757	14.129037	15.43%	3,312
2019	9.808572	12.240757	24.80%	3,348
2018	11.826931	9.808572	-17.07%	10,503
2017	8.551041	11.826931	38.31%	11,009
2016	7.391644	8.551041	15.69%	9,481
2015	9.334052	7.391644	-20.81%	9,906
2014*	10.000000	9.334052	-6.66%	10,672

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.519518	21.924837	-2.64%	1,850
2019	20.316943	22.519518	10.84%	4,554
2018	24.395312	20.316943	-16.72%	10,178
2017	21.222955	24.395312	14.95%	10,803
2016	20.102833	21.222955	5.57%	11,383
2015	21.826142	20.102833	-7.90%	12,913
2014	24.934233	21.826142	-12.47%	15,617
2013	20.585234	24.934233	21.13%	2,522
2012	17.676481	20.585234	16.46%	2,721
2011	20.080770	17.676481	-11.97%	3,161
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.458727	8.824779	-6.70%	56,792
2019	9.413283	9.458727	0.48%	68,513
2018	9.375742	9.413283	0.40%	67,518
2017	9.338287	9.375742	0.40%	80,621
2016	9.209481	9.338287	1.40%	101,468
2015	9.770332	9.209481	-5.74%	121,817
2014	9.740559	9.770332	0.31%	140,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.904458	13.233759	2.55%	0
2019	11.703917	12.904458	10.26%	0
2018	12.421727	11.703917	-5.78%	22,139
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	0
2019	9.393040	10.068356	7.19%	0
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.907553	10.479943	5.78%	0
2019	9.578255	9.907553	3.44%	0
2018	10.244811	9.578255	-6.51%	3,007
2017	10.031763	10.244811	2.12%	3,007
2016	10.233604	10.031763	-1.97%	5,981
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.322944	32.621392	39.87%	1,165
2019	17.355918	23.322944	34.38%	1,347
2018	18.335037	17.355918	-5.34%	1,384
2017	14.653071	18.335037	25.13%	1,308
2016	14.581503	14.653071	0.49%	1,379
2015	14.132255	14.581503	3.18%	1,625
2014	13.263987	14.132255	6.55%	1,932
2013	9.632563	13.263987	37.70%	4,662
2012*	10.000000	9.632563	-3.67%	5,763
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.642517	46.43%	5,372
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	44.469364	55.776776	25.43%	12,674
2019	34.343909	44.469364	29.48%	13,451
2018	40.262527	34.343909	-14.70%	16,111
2017	29.983699	40.262527	34.28%	17,210
2016	30.486943	29.983699	-1.65%	21,792
2015	29.854846	30.486943	2.12%	30,696
2014	29.698897	29.854846	0.53%	35,103
2013	23.742603	29.698897	25.09%	5,397
2012	19.929575	23.742603	19.13%	9,329
2011	22.118606	19.929575	-9.90%	10,418
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.814801	10.971295	1.45%	7,909
2019	9.926632	10.814801	8.95%	9,168
2018	10.557898	9.926632	-5.98%	8,470
2017	10.108064	10.557898	4.45%	13,943
2016	9.656579	10.108064	4.68%	15,093
2015	10.054176	9.656579	-3.95%	9,452
2014	9.959163	10.054176	0.95%	7,961
2013	10.148062	9.959163	-1.86%	8,478
2012*	10.000000	10.148062	1.48%	3,102
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	35.324393	39.559159	11.99%	8,069
2019	27.222507	35.324393	29.76%	9,591
2018	30.074716	27.222507	-9.48%	10,395
2017	26.176685	30.074716	14.89%	10,770
2016	23.876535	26.176685	9.63%	11,966
2015	23.509733	23.876535	1.56%	14,186
2014	21.619216	23.509733	8.74%	19,575
2013	16.698524	21.619216	29.47%	16,236
2012	14.538622	16.698524	14.86%	20,738
2011	14.806138	14.538622	-1.81%	23,665

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.435223	17.635963	7.31%	0
2019	13.344408	16.435223	23.16%	0
2018	15.326642	13.344408	-12.93%	0
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.930588	55.303727	17.84%	1,985
2019	37.773660	46.930588	24.24%	3,616
2018	42.870213	37.773660	-11.89%	3,840
2017	38.206492	42.870213	12.21%	4,172
2016	32.961659	38.206492	15.91%	4,900
2015	35.635188	32.961659	-7.50%	3,809
2014	32.401575	35.635188	9.98%	2,299
2013	23.392100	32.401575	38.52%	5,449
2012	20.182810	23.392100	15.90%	7,179
2011	20.989731	20.182810	-3.84%	7,490
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.921061	13.020803	19.23%	2,394
2019	8.665246	10.921061	26.03%	2,775
2018	10.936231	8.665246	-20.77%	3,033
2017	8.780309	10.936231	24.55%	3,416
2016	9.162447	8.780309	-4.17%	4,744
2015	9.021770	9.162447	1.56%	6,091
2014*	10.000000	9.021770	-9.78%	2,933
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.646171	19.793670	12.17%	2,483
2019	14.711081	17.646171	19.95%	3,069
2018	15.795509	14.711081	-6.87%	3,662
2017	13.557910	15.795509	16.50%	3,696
2016	14.126617	13.557910	-4.03%	7,249
2015	15.647829	14.126617	-9.72%	35,110
2014	16.769076	15.647829	-6.69%	46,826
2013	13.605136	16.769076	23.26%	68,167
2012	11.590239	13.605136	17.38%	52,837
2011	12.680130	11.590239	-8.60%	74,397

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.799771	14.412108	4.44%	1,013
2019	12.599668	13.799771	9.52%	1,087
2018	13.069000	12.599668	-3.59%	1,318
2017	12.436864	13.069000	5.08%	1,365
2016	10.866746	12.436864	14.45%	2,167
2015	11.799816	10.866746	-7.91%	5,870
2014	11.755603	11.799816	0.38%	23,684
2013	10.800595	11.755603	8.84%	30,544
2012*	10.000000	10.800595	8.01%	1,862
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.174772	32.545592	46.77%	1,817
2019	16.320329	22.174772	35.87%	1,066
2018	16.579945	16.320329	-1.57%	1,066
2017	13.264130	16.579945	25.00%	5,050
2016	12.689521	13.264130	4.53%	6,787
2015	13.673097	12.689521	-7.19%	9,752
2014	12.868630	13.673097	6.25%	9,586
2013	10.054450	12.868630	27.99%	3,154
2012*	10.000000	10.054450	0.54%	1,396
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	33.175279	37.262172	12.32%	141
2019	27.545197	33.175279	20.44%	148
2018	27.846885	27.545197	-1.08%	154
2017	23.929969	27.846885	16.37%	161
2016	23.286565	23.929969	2.76%	948
2015	23.544536	23.286565	-1.10%	1,875
2014	22.083732	23.544536	6.61%	3,017
2013	18.714051	22.083732	18.01%	3,024
2012	16.758290	18.714051	11.67%	3,337
2011	16.785495	16.758290	-0.16%	2,483
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.484294	11.385710	8.60%	553
2019	9.740272	10.484294	7.64%	553
2018	10.018299	9.740272	-2.78%	554
2017	9.840496	10.018299	1.81%	554
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	56.689491	77.636550	36.95%	8,385
2019	42.054641	56.689491	34.80%	10,981
2018	41.977201	42.054641	0.18%	11,365
2017	32.781337	41.977201	28.05%	11,527
2016	32.645068	32.781337	0.42%	13,505
2015	29.607804	32.645068	10.26%	11,621
2014	27.712084	29.607804	6.84%	10,018
2013	21.494993	27.712084	28.92%	10,182
2012	17.619325	21.494993	22.00%	15,652
2011	19.221411	17.619325	-8.33%	21,338
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.424228	49.625000	48.47%	1,961
2019	23.431298	33.424228	42.65%	2,449
2018	23.575829	23.431298	-0.61%	2,460
2017	16.515750	23.575829	42.75%	9,003
2016	14.726675	16.515750	12.15%	8,271
2015	14.287203	14.726675	3.08%	20,437
2014	13.264828	14.287203	7.71%	13,252
2013	9.946570	13.264828	33.36%	11,680
2012*	10.000000	9.946570	-0.53%	6,763
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.718619	37.391516	14.28%	4,797
2019	26.215527	32.718619	24.81%	13,553
2018	31.364673	26.215527	-16.42%	14,637
2017	24.342252	31.364673	28.85%	15,624
2016	26.488693	24.342252	-8.10%	14,762
2015	29.488521	26.488693	-10.17%	8,461
2014	34.059408	29.488521	-13.42%	8,707
2013	30.256865	34.059408	12.57%	17,049
2012	27.141314	30.256865	11.48%	16,802
2011	40.723440	27.141314	-33.35%	319
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.166764	9.886547	-2.76%	8,873
2019	8.736597	10.166764	16.37%	11,330
2018	10.891574	8.736597	-19.79%	13,796
2017	8.649942	10.891574	25.91%	3,934
2016	7.270472	8.649942	18.97%	3,740
2015	9.233048	7.270472	-21.26%	5,869
2014	9.829484	9.233048	-6.07%	2,355
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.608237	11.225162	5.82%	3,608
2019	9.934312	10.608237	6.78%	3,608
2018	10.191052	9.934312	-2.52%	3,608
2017	9.960942	10.191052	2.31%	4,093
2016*	10.000000	9.960942	-0.39%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.417151	32.146690	43.40%	1,874
2019	16.109335	22.417151	39.16%	668
2018	16.641860	16.109335	-3.20%	668
2017	13.373104	16.641860	24.44%	2,275
2016	12.478260	13.373104	7.17%	2,275
2015	12.946089	12.478260	-3.61%	2,506
2014	14.208095	12.946089	-8.88%	3,088
2013	10.214213	14.208095	39.10%	1,120
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	39.562265	40.223780	1.67%	12,669
2019	31.013786	39.562265	27.56%	14,928
2018	35.126836	31.013786	-11.71%	15,783
2017	30.388282	35.126836	15.59%	15,620
2016	27.114479	30.388282	12.07%	15,840
2015	27.786939	27.114479	-2.42%	17,691
2014	25.598429	27.786939	8.55%	20,994
2013	19.165838	25.598429	33.56%	23,686
2012	16.791481	19.165838	14.14%	26,407
2011	17.126545	16.791481	-1.96%	33,087
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.843275	12.336214	13.77%	0
2019*	10.000000	10.843275	8.43%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.874053	25.899662	18.40%	10,938
2019	17.673368	21.874053	23.77%	12,143
2018	19.876965	17.673368	-11.09%	17,773
2017	15.911391	19.876965	24.92%	20,934
2016	15.555483	15.911391	2.29%	14,370
2015	14.853591	15.555483	4.73%	17,718
2014	14.910887	14.853591	-0.38%	24,537
2013	11.860324	14.910887	25.72%	21,273
2012	10.386610	11.860324	14.19%	12,069
2011	10.735263	10.386610	-3.25%	9,303
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.423556	20.972027	20.37%	1,698
2019	12.672487	17.423556	37.49%	2,189
2018	12.792889	12.672487	-0.94%	2,256
2017	10.138175	12.792889	26.19%	2,420
2016	9.724070	10.138175	4.26%	2,525
2015*	10.000000	9.724070	-2.76%	2,859
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.304461	33.04%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.616530	36.17%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.690769	15.562658	5.93%	4,753
2019	13.483770	14.690769	8.95%	9,333
2018	13.816046	13.483770	-2.41%	9,043
2017	13.245104	13.816046	4.31%	4,765
2016	12.701917	13.245104	4.28%	4,765
2015	13.003569	12.701917	-2.32%	5,718
2014	12.273072	13.003569	5.95%	5,553
2013	12.532676	12.273072	-2.07%	6,516
2012	11.652746	12.532676	7.55%	7,000
2011	11.223266	11.652746	3.83%	9,999
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	26.242229	27.278853	3.95%	27
2019	23.335334	26.242229	12.46%	27
2018	25.488248	23.335334	-8.45%	27
2017	23.612012	25.488248	7.95%	27
2016	21.677004	23.612012	8.93%	28
2015	22.268862	21.677004	-2.66%	39
2014	21.972889	22.268862	1.35%	8,417
2013	24.448335	21.972889	-10.13%	9,381
2012	21.057297	24.448335	16.10%	10,064
2011	20.000240	21.057297	5.29%	10,064
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.784292	11.440857	-2.91%	0
2019	9.356373	11.784292	25.95%	0
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	17
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.553165	24.231153	12.43%	505
2019	17.646031	21.553165	22.14%	505
2018	19.302482	17.646031	-8.58%	505
2017	16.674424	19.302482	15.76%	505
2016	15.249567	16.674424	9.34%	505
2015	16.677082	15.249567	-8.56%	505
2014	17.287894	16.677082	-3.53%	505
2013	13.304255	17.287894	29.94%	557
2012	11.014999	13.304255	20.78%	78
2011	11.285203	11.014999	-2.39%	1,435

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.352209	19.827640	48.50%	4,105
2019	10.204565	13.352209	30.85%	5,894
2018	12.433532	10.204565	-17.93%	6,128
2017	10.054717	12.433532	23.66%	6,093
2016	10.466118	10.054717	-3.93%	7,553
2015	10.695524	10.466118	-2.14%	9,420
2014	11.007230	10.695524	-2.83%	9,382
2013	9.229482	11.007230	19.26%	7,697
2012	8.111439	9.229482	13.78%	12,364
2011	9.111599	8.111439	-10.98%	16,636
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.565963	21.584686	10.32%	75,354
2019	16.445997	19.565963	18.97%	80,912
2018	17.572831	16.445997	-6.41%	84,862
2017	15.406496	17.572831	14.06%	89,607
2016	14.349082	15.406496	7.37%	94,099
2015	14.425632	14.349082	-0.53%	94,392
2014	13.949176	14.425632	3.42%	98,949
2013	11.486841	13.949176	21.44%	121,401
2012	10.078216	11.486841	13.98%	133,010
2011	10.137186	10.078216	-0.58%	138,209
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.232788	13.158547	7.57%	32,281
2019	11.395394	12.232788	7.35%	34,497
2018	11.695426	11.395394	-2.57%	35,446
2017	11.503572	11.695426	1.67%	45,526
2016	11.376737	11.503572	1.11%	65,204
2015	11.576733	11.376737	-1.73%	70,011
2014	11.195652	11.576733	3.40%	82,650
2013	11.666419	11.195652	-4.04%	94,758
2012	11.284076	11.666419	3.39%	117,769
2011	10.835256	11.284076	4.14%	117,745
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.144363	30.900329	27.98%	12,238
2019	18.186832	24.144363	32.76%	13,726
2018	20.386306	18.186832	-10.79%	13,970
2017	15.802297	20.386306	29.01%	17,651
2016	16.012287	15.802297	-1.31%	26,221
2015	15.257817	16.012287	4.94%	28,783
2014	15.210958	15.257817	0.31%	29,774
2013	12.004302	15.210958	26.71%	33,262
2012	9.982671	12.004302	20.25%	32,128
2011	11.174715	9.982671	-10.67%	34,953

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.974621	38.760720	49.23%	30,888
2019	20.240195	25.974621	28.33%	50,691
2018	20.685959	20.240195	-2.15%	55,397
2017	16.432296	20.685959	25.89%	65,814
2016	15.295493	16.432296	7.43%	79,439
2015	14.590661	15.295493	4.83%	61,816
2014	13.707124	14.590661	6.45%	65,895
2013	10.736608	13.707124	27.67%	90,314
2012	9.284769	10.736608	15.64%	105,857
2011	9.889514	9.284769	-6.12%	120,441
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.714411	23.072122	11.38%	26,756
2019	16.734584	20.714411	23.78%	30,250
2018	17.370424	16.734584	-3.66%	30,124
2017	14.462890	17.370424	20.10%	31,079
2016	13.217109	14.462890	9.43%	28,924
2015	13.274140	13.217109	-0.43%	26,957
2014	12.225884	13.274140	8.57%	28,819
2013	9.334537	12.225884	30.97%	40,669
2012	8.095662	9.334537	15.30%	56,063
2011	8.406630	8.095662	-3.70%	56,168
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.956671	17.380437	2.50%	32,302
2019	15.769078	16.956671	7.53%	38,485
2018	16.395016	15.769078	-3.82%	38,283
2017	15.652937	16.395016	4.74%	43,695
2016	14.625971	15.652937	7.02%	30,607
2015	15.290661	14.625971	-4.35%	31,556
2014	14.943173	15.290661	2.33%	33,909
2013	15.343265	14.943173	-2.61%	31,449
2012	13.877508	15.343265	10.56%	45,299
2011	13.347795	13.877508	3.97%	31,622
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	35.543691	38.530152	8.40%	18,152
2019	27.967990	35.543691	27.09%	20,176
2018	28.475291	27.967990	-1.78%	19,353
2017	24.040613	28.475291	18.45%	20,814
2016	21.955863	24.040613	9.50%	21,772
2015	22.143658	21.955863	-0.85%	53,813
2014	20.105154	22.143658	10.14%	41,042
2013	15.606084	20.105154	28.83%	19,894
2012	13.917143	15.606084	12.14%	21,281
2011	14.075410	13.917143	-1.12%	24,175

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	35.170484	35.802589	1.80%	1,415
2019	28.113688	35.170484	25.10%	1,569
2018	30.845341	28.113688	-8.86%	1,672
2017	26.607320	30.845341	15.93%	1,912
2016	22.974020	26.607320	15.81%	1,992
2015	24.949517	22.974020	-7.92%	2,088
2014	23.253744	24.949517	7.29%	2,649
2013	17.448408	23.253744	33.27%	2,537
2012	14.990766	17.448408	16.39%	3,483
2011	15.616731	14.990766	-4.01%	4,030
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.196512	12.632888	12.83%	0
2019	9.889064	11.196512	13.22%	0
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.577464	18.379622	10.87%	444
2019	13.576843	16.577464	22.10%	446
2018	15.444374	13.576843	-12.09%	448
2017	13.087676	15.444374	18.01%	450
2016	12.260961	13.087676	6.74%	766
2015	12.669896	12.260961	-3.23%	7,394
2014	12.309310	12.669896	2.93%	7,242
2013	9.651801	12.309310	27.53%	7,251
2012	8.436374	9.651801	14.41%	5,013
2011	9.148112	8.436374	-7.78%	5,024
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.876760	16.072088	8.03%	39,732
2019	13.000006	14.876760	14.44%	41,837
2018	14.076568	13.000006	-7.65%	42,741
2017	12.753355	14.076568	10.38%	37,910
2016	12.201732	12.753355	4.52%	42,519
2015	12.520180	12.201732	-2.54%	44,205
2014	12.187106	12.520180	2.73%	55,245
2013	10.790994	12.187106	12.94%	45,188
2012	9.864594	10.790994	9.39%	98,247
2011	10.151038	9.864594	-2.82%	106,787

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.021452	17.590750	9.79%	3,819
2019	13.527410	16.021452	18.44%	3,823
2018	14.954874	13.527410	-9.55%	3,827
2017	13.109852	14.954874	14.07%	3,831
2016	12.400975	13.109852	5.72%	3,985
2015	12.759356	12.400975	-2.81%	3,990
2014	12.372459	12.759356	3.13%	9,747
2013	10.359815	12.372459	19.43%	10,929
2012	9.255266	10.359815	11.93%	12,555
2011	9.731444	9.255266	-4.89%	29,495
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.029277	13.808309	5.98%	9,790
2019	11.952312	13.029277	9.01%	13,310
2018	12.459936	11.952312	-4.07%	14,170
2017	11.892951	12.459936	4.77%	15,271
2016	11.541168	11.892951	3.05%	15,954
2015	11.803545	11.541168	-2.22%	20,988
2014	11.596375	11.803545	1.79%	20,908
2013	11.219522	11.596375	3.36%	10,756
2012	10.596201	11.219522	5.88%	16,668
2011	10.607527	10.596201	-0.11%	40,020
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.393766	12.823349	3.47%	0
2019	11.051554	12.393766	12.15%	0
2018	12.066988	11.051554	-8.41%	0
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.893495	13.634747	5.75%	0
2019	11.341513	12.893495	13.68%	0
2018	12.391690	11.341513	-8.47%	0
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.499487	16.898996	9.03%	155,678
2019	13.318875	15.499487	16.37%	161,890
2018	14.554241	13.318875	-8.49%	210,256
2017	12.964251	14.554241	12.26%	213,227
2016	12.330186	12.964251	5.14%	225,449
2015	12.652825	12.330186	-2.55%	242,540
2014	12.284112	12.652825	3.00%	268,732
2013	10.586292	12.284112	16.04%	261,558
2012	9.564729	10.586292	10.68%	265,775
2011	9.941983	9.564729	-3.79%	293,315
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.284802	18.007137	10.58%	81,536
2019	13.525844	16.284802	20.40%	84,370
2018	15.175152	13.525844	-10.87%	85,463
2017	13.047898	15.175152	16.30%	91,393
2016	12.311451	13.047898	5.98%	92,726
2015	12.690284	12.311451	-2.99%	90,031
2014	12.321460	12.690284	2.99%	91,240
2013	10.065473	12.321460	22.41%	94,555
2012	8.918301	10.065473	12.86%	64,540
2011	9.497527	8.918301	-6.10%	78,462
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.354656	15.419687	7.42%	5,344
2019	12.749829	14.354656	12.59%	5,769
2018	13.592532	12.749829	-6.20%	6,203
2017	12.557554	13.592532	8.24%	6,653
2016	12.026908	12.557554	4.41%	7,110
2015	12.341521	12.026908	-2.55%	7,598
2014	12.038041	12.341521	2.52%	8,666
2013	10.986603	12.038041	9.57%	10,136
2012	10.136240	10.986603	8.39%	11,672
2011	10.318164	10.136240	-1.76%	40,380
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.409950	15.965023	3.60%	2,894
2019	13.907986	15.409950	10.80%	3,352
2018	16.748820	13.907986	-16.96%	3,418
2017	13.855431	16.748820	20.88%	3,721
2016	13.910722	13.855431	-0.40%	4,947
2015	14.696173	13.910722	-5.34%	4,955
2014	16.243345	14.696173	-9.52%	5,404
2013	13.731408	16.243345	18.29%	6,923
2012	11.659822	13.731408	17.77%	7,691
2011	13.516785	11.659822	-13.74%	9,354
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	2,202

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.208778	13.891755	5.17%	1,622
2019	12.336915	13.208778	7.07%	2,330
2018	12.612591	12.336915	-2.19%	3,606
2017	12.290443	12.612591	2.62%	13,451
2016	11.882352	12.290443	3.43%	18,451
2015	12.170461	11.882352	-2.37%	10,359
2014	11.803521	12.170461	3.11%	11,404
2013	12.243899	11.803521	-3.60%	10,445
2012	11.565384	12.243899	5.87%	19,624
2011	11.051586	11.565384	4.65%	22,025
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.088356	15.131534	7.40%	832
2019	13.050835	14.088356	7.95%	28,924
2018	13.446111	13.050835	-2.94%	31,313
2017	13.154782	13.446111	2.21%	33,962
2016	12.923440	13.154782	1.79%	43,705
2015	13.188452	12.923440	-2.01%	1,535
2014	12.766100	13.188452	3.31%	1,654
2013	13.231603	12.766100	-3.52%	38,988
2012	12.540931	13.231603	5.51%	45,272
2011	12.005371	12.540931	4.46%	63,467
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	11,908
2019	10.081024	10.583779	4.99%	17,207
2018*	10.000000	10.081024	0.81%	10,552
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	36.208667	40.301163	11.30%	1,379
2019	29.967817	36.208667	20.83%	1,504
2018	36.950581	29.967817	-18.90%	2,166
2017	26.562104	36.950581	39.11%	3,804
2016	25.089180	26.562104	5.87%	3,528
2015	30.407499	25.089180	-17.49%	6,082
2014	32.747134	30.407499	-7.14%	6,615
2013	33.103845	32.747134	-1.08%	0
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	256
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.721091	25.815029	4.43%	8,896
2019	21.873267	24.721091	13.02%	11,390
2018	22.894825	21.873267	-4.46%	17,261
2017	21.771415	22.894825	5.16%	18,047
2016	19.361187	21.771415	12.45%	20,110
2015	20.182268	19.361187	-4.07%	34,906
2014	19.980044	20.182268	1.01%	18,120
2013	18.944494	19.980044	5.47%	1,638
2012	16.789652	18.944494	12.83%	1,638
2011	16.417942	16.789652	2.26%	3,221

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.089990	13.677935	4.49%	36,250
2019	12.505208	13.089990	4.68%	14,034
2018	12.702788	12.505208	-1.56%	15,595
2017	12.632400	12.702788	0.56%	17,966
2016	12.729829	12.632400	-0.77%	30,841
2015	12.937757	12.729829	-1.61%	23,402
2014	12.560856	12.937757	3.00%	24,633
2013	13.291183	12.560856	-5.49%	32,725
2012	13.093826	13.291183	1.51%	45,781
2011	12.393502	13.093826	5.65%	58,778
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.341423	9.223704	-1.26%	347,445
2019	9.317698	9.341423	0.25%	175,656
2018	9.330622	9.317698	-0.14%	115,672
2017	9.432569	9.330622	-1.08%	111,954
2016	9.575089	9.432569	-1.49%	120,294
2015	9.720901	9.575089	-1.50%	145,137
2014	9.868932	9.720901	-1.50%	333,722
2013	10.019216	9.868932	-1.50%	143,631
2012	10.172213	10.019216	-1.50%	211,257
2011	10.326678	10.172213	-1.50%	295,748
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.250978	10.873190	6.07%	849
2019	8.751811	10.250978	17.13%	849
2018	10.429714	8.751811	-16.09%	23,402
2017	8.332151	10.429714	25.17%	27,713
2016	8.405428	8.332151	-0.87%	31,132
2015	8.817441	8.405428	-4.67%	22,513
2014	9.016627	8.817441	-2.21%	5,381
2013	7.786405	9.016627	15.80%	4,092
2012	6.860618	7.786405	13.49%	14,645
2011	7.738784	6.860618	-11.35%	27,279
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.513792	12.149380	5.52%	20,582
2019	9.644328	11.513792	19.38%	21,084
2018	11.402898	9.644328	-15.42%	1,501
2017	9.301272	11.402898	22.60%	3,288
2016	9.393399	9.301272	-0.98%	7,101
2015	9.670779	9.393399	-2.87%	7,083
2014	10.465650	9.670779	-7.60%	16,160
2013	8.780151	10.465650	19.20%	10,979
2012	7.540827	8.780151	16.43%	10,460
2011	8.784189	7.540827	-14.15%	13,872

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.596637	36.222769	11.12%	4,644
2019	26.745698	32.596637	21.88%	4,702
2018	29.793487	26.745698	-10.23%	4,679
2017	25.539133	29.793487	16.66%	4,652
2016	23.684562	25.539133	7.83%	5,441
2015	24.287676	23.684562	-2.48%	5,389
2014	23.486640	24.287676	3.41%	4,940
2013	18.738447	23.486640	25.34%	4,955
2012	16.414092	18.738447	14.16%	3,743
2011	17.345471	16.414092	-5.37%	3,837
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	12,952
2019	16.224333	18.432653	13.61%	13,719
2018	17.312336	16.224333	-6.28%	14,452
2017	15.814908	17.312336	9.47%	5,957
2016	15.103185	15.814908	4.71%	109
2015	15.359866	15.103185	-1.67%	1,582
2014	14.910100	15.359866	3.02%	1,293
2013	13.345609	14.910100	11.72%	902
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	0
2019	19.006574	22.454646	18.14%	0
2018	20.632705	19.006574	-7.88%	0
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	7,666
2011	13.332645	13.010184	-2.42%	7,666
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.523691	16.317642	5.11%	9,083
2019	14.388442	15.523691	7.89%	9,459
2018	14.877056	14.388442	-3.28%	11,542
2017	14.290880	14.877056	4.10%	12,952
2016	13.914635	14.290880	2.70%	14,160
2015	14.089226	13.914635	-1.24%	15,586
2014	13.768156	14.089226	2.33%	15,404
2013	13.333587	13.768156	3.26%	23,444
2012	12.870975	13.333587	3.59%	23,559
2011	12.694481	12.870975	1.39%	36,687

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.390606	12.761312	2.99%	0
2019	11.132278	12.390606	11.30%	0
2018	11.976497	11.132278	-7.05%	0
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.974256	13.588342	4.73%	0
2019	11.429080	12.974256	13.52%	0
2018	12.351930	11.429080	-7.47%	0
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	24.077338	26.169545	8.69%	28,992
2019	20.760085	24.077338	15.98%	29,307
2018	22.347330	20.760085	-7.10%	35,194
2017	20.089701	22.347330	11.24%	49,736
2016	19.035115	20.089701	5.54%	51,856
2015	19.389892	19.035115	-1.83%	53,233
2014	18.715490	19.389892	3.60%	64,061
2013	16.291577	18.715490	14.88%	78,973
2012	14.926410	16.291577	9.15%	159,285
2011	15.159363	14.926410	-1.54%	184,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	29.125645	32.225737	10.64%	31,674
2019	24.271208	29.125645	20.00%	29,116
2018	26.706428	24.271208	-9.12%	30,257
2017	23.236412	26.706428	14.93%	47,384
2016	21.744996	23.236412	6.86%	47,408
2015	22.238462	21.744996	-2.22%	48,914
2014	21.510824	22.238462	3.38%	77,048
2013	17.845023	21.510824	20.54%	78,407
2012	15.925956	17.845023	12.05%	83,473
2011	16.519284	15.925956	-3.59%	83,176

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.656126	21.017188	6.92%	59,237
2019	17.584508	19.656126	11.78%	64,695
2018	18.545900	17.584508	-5.18%	90,309
2017	17.239551	18.545900	7.58%	95,351
2016	16.557122	17.239551	4.12%	106,682
2015	16.814401	16.557122	-1.53%	108,029
2014	16.298023	16.814401	3.17%	95,585
2013	14.974615	16.298023	8.84%	92,314
2012	14.071828	14.974615	6.42%	125,017
2011	13.996960	14.071828	0.53%	128,146
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	5,030
2019*	10.000000	10.459411	4.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	0
2019*	10.000000	10.759840	7.60%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.762718	29.128968	27.97%	8,663
2019	17.746559	22.762718	28.27%	11,003
2018	18.642992	17.746559	-4.81%	22,004
2017	14.572048	18.642992	27.94%	23,207
2016	14.504696	14.572048	0.46%	26,707
2015	14.278705	14.504696	1.58%	29,858
2014	13.160554	14.278705	8.50%	27,601
2013	9.940116	13.160554	32.40%	44,097
2012	8.689350	9.940116	14.39%	37,190
2011	9.116094	8.689350	-4.68%	52,919
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.011582	13.725311	5.49%	0
2019	11.103404	13.011582	17.19%	0
2018	11.844396	11.103404	-6.26%	0
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.972162	15.777146	5.38%	300
2019	12.460897	14.972162	20.15%	279
2018	12.986108	12.460897	-4.04%	0
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.283438	44.696090	16.75%	21,639
2019	28.300870	38.283438	35.27%	30,510
2018	29.183939	28.300870	-3.03%	38,000
2017	23.315796	29.183939	25.17%	50,390
2016	22.908312	23.315796	1.78%	56,907
2015	22.187207	22.908312	3.25%	54,826
2014	20.748524	22.187207	6.93%	62,571
2013	15.456042	20.748524	34.24%	73,776
2012	13.250874	15.456042	16.64%	90,989
2011	13.796473	13.250874	-3.95%	103,006
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.534526	29.496891	-0.13%	7,252
2019	23.668823	29.534526	24.78%	8,378
2018	26.545270	23.668823	-10.84%	12,083
2017	24.851422	26.545270	6.82%	17,701
2016	20.986864	24.851422	18.41%	23,001
2015	22.296873	20.986864	-5.88%	23,736
2014	20.041485	22.296873	11.25%	30,375
2013	15.452427	20.041485	29.70%	31,509
2012	13.708059	15.452427	12.73%	36,599
2011	13.849007	13.708059	-1.02%	43,656
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	9,760
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	47.655014	53.096376	11.42%	20,810
2019	38.503886	47.655014	23.77%	17,832
2018	44.115898	38.503886	-12.72%	21,178
2017	38.682052	44.115898	14.05%	7,526
2016	32.645829	38.682052	18.49%	7,809
2015	34.004748	32.645829	-4.00%	11,048
2014	31.550414	34.004748	7.78%	13,549
2013	24.074509	31.550414	31.05%	10,541
2012	20.806439	24.074509	15.71%	18,089
2011	21.674104	20.806439	-4.00%	20,072
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.309207	21.723007	-2.63%	3,902
2019	18.287956	22.309207	21.99%	4,764
2018	21.380800	18.287956	-14.47%	5,015
2017	19.066812	21.380800	12.14%	5,117
2016	16.460353	19.066812	15.83%	5,438
2015	17.207586	16.460353	-4.34%	5,823
2014	14.928741	17.207586	15.26%	6,032
2013	11.170595	14.928741	33.64%	7,546
2012	9.747754	11.170595	14.60%	8,371
2011	10.131081	9.747754	-3.78%	10,013

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	35.181436	48.693943	38.41%	3,192
2019	26.383453	35.181436	33.35%	3,170
2018	29.185564	26.383453	-9.60%	3,195
2017	23.770158	29.185564	22.78%	4,220
2016	22.331628	23.770158	6.44%	3,593
2015	22.552272	22.331628	-0.98%	4,243
2014	22.328965	22.552272	1.00%	4,555
2013	15.747665	22.328965	41.79%	5,902
2012	14.137076	15.747665	11.39%	5,708
2011	14.476589	14.137076	-2.35%	6,691
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	39.605910	40.943337	3.38%	4,851
2019	33.877048	39.605910	16.91%	5,561
2018	41.502630	33.877048	-18.37%	6,477
2017	38.741715	41.502630	7.13%	7,182
2016	31.310190	38.741715	23.74%	7,083
2015	33.920408	31.310190	-7.70%	7,715
2014	32.254860	33.920408	5.16%	10,566
2013	23.385855	32.254860	37.92%	10,153
2012	19.735508	23.385855	18.50%	6,811
2011	21.191064	19.735508	-6.87%	14,848
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	41.220571	49.679402	20.52%	6,900
2019	33.384152	41.220571	23.47%	8,508
2018	38.886062	33.384152	-14.15%	9,899
2017	34.873514	38.886062	11.51%	9,849
2016	28.890179	34.873514	20.71%	9,897
2015	29.896743	28.890179	-3.37%	9,796
2014	30.184230	29.896743	-0.95%	15,952
2013	21.802509	30.184230	38.44%	16,747
2012	19.210199	21.802509	13.49%	25,839
2011	20.703615	19.210199	-7.21%	21,144
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.503495	22.902353	11.70%	0
2019	16.251298	20.503495	26.17%	0
2018	17.370004	16.251298	-6.44%	0
2017	14.134119	17.370004	22.89%	0
2016	12.637235	14.134119	11.85%	516
2015	12.984574	12.637235	-2.68%	1,124
2014	12.370862	12.984574	4.96%	1,875
2013	8.750033	12.370862	41.38%	2,084
2012	7.603512	8.750033	15.08%	0
2011	8.737524	7.603512	-12.98%	2,611

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.334097	23.816860	11.64%	9,516
2019	17.183320	21.334097	24.16%	10,441
2018	18.535448	17.183320	-7.29%	9,741
2017	15.897534	18.535448	16.59%	9,866
2016	14.657267	15.897534	8.46%	12,837
2015	14.943004	14.657267	-1.91%	13,422
2014	13.727804	14.943004	8.85%	15,273
2013	10.058850	13.727804	36.47%	15,214
2012	9.168679	10.058850	9.71%	18,266
2011	9.622260	9.168679	-4.71%	20,283
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.414229	16.175689	-7.11%	11,289
2019	13.553121	17.414229	28.49%	13,355
2018	14.342575	13.553121	-5.50%	20,240
2017	13.717662	14.342575	4.56%	31,577
2016	12.993423	13.717662	5.57%	34,331
2015	13.982783	12.993423	-7.08%	34,195
2014	11.038053	13.982783	26.68%	45,597
2013	10.911512	11.038053	1.16%	48,213
2012	9.584620	10.911512	13.84%	49,380
2011	9.167515	9.584620	4.55%	51,174
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.470396	23.762759	16.08%	36,614
2019	15.883640	20.470396	28.88%	129,027
2018	16.953077	15.883640	-6.31%	135,651
2017	14.197199	16.953077	19.41%	54,582
2016	12.938332	14.197199	9.73%	49,183
2015	13.012667	12.938332	-0.57%	60,862
2014	11.683009	13.012667	11.38%	36,077
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.504151	10.639600	1.29%	13,625
2019	10.245358	10.504151	2.53%	13,496
2018	10.317615	10.245358	-0.70%	13,337
2017	10.311469	10.317615	0.06%	13,434
2016	10.213574	10.311469	0.96%	10,167
2015	10.404610	10.213574	-1.84%	10,190
2014	10.511125	10.404610	-1.01%	10,766
2013	10.659964	10.511125	-1.40%	22,285
2012	10.454338	10.659964	1.97%	21,676
2011	10.477107	10.454338	-0.22%	36,494

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.431872	20.487450	17.53%	41,211
2019	14.162378	17.431872	23.09%	19,413
2018	16.219117	14.162378	-12.68%	9,592
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.739510	35.949361	58.09%	6,221
2019	16.870866	22.739510	34.79%	7,195
2018	18.428096	16.870866	-8.45%	8,074
2017	14.670243	18.428096	25.62%	8,505
2016	14.042679	14.670243	4.47%	11,641
2015	14.305996	14.042679	-1.84%	14,505
2014	14.002987	14.305996	2.16%	24,238
2013	10.256516	14.002987	36.53%	31,533
2012	9.082922	10.256516	12.92%	19,924
2011	9.650508	9.082922	-5.88%	34,629
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	44.935002	61.837389	37.62%	1,062
2019	34.434501	44.935002	30.49%	1,281
2018	37.415735	34.434501	-7.97%	1,281
2017	30.493686	37.415735	22.70%	1,310
2016	29.719936	30.493686	2.60%	0
2015	29.875327	29.719936	-0.52%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.367057	10.564646	1.91%	4,591
2019	10.150692	10.367057	2.13%	9,931
2018	10.201969	10.150692	-0.50%	11,017
2017	10.265409	10.201969	-0.62%	14,890
2016	10.295782	10.265409	-0.30%	16,006
2015	10.433394	10.295782	-1.32%	16,756
2014	10.528057	10.433394	-0.90%	24,459
2013	10.622869	10.528057	-0.89%	32,931
2012	10.310247	10.622869	3.03%	33,085
2011	10.436686	10.310247	-1.21%	37,638

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.978668	41.194038	17.77%	488
2019	28.209297	34.978668	24.00%	506
2018	30.380935	28.209297	-7.15%	525
2017	26.042701	30.380935	16.66%	550
2016	24.064892	26.042701	8.22%	640
2015	24.545161	24.064892	-1.96%	668
2014	22.575200	24.545161	8.73%	715
2013	16.655724	22.575200	35.54%	785
2012	15.237005	16.655724	9.31%	1,043
2011	15.960221	15.237005	-4.53%	1,341
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.789804	12.531310	6.29%	1,560
2019	10.711421	11.789804	10.07%	2,165
2018	11.501952	10.711421	-6.87%	4,760
2017	10.298780	11.501952	11.68%	5,192
2016	9.260137	10.298780	11.22%	5,857
2015	10.352353	9.260137	-10.55%	5,498
2014	10.462421	10.352353	-1.05%	9,503
2013	10.610149	10.462421	-1.39%	16,189
2012*	10.000000	10.610149	6.10%	10,816
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.212055	11.770543	4.98%	0
2019	9.928084	11.212055	12.93%	691
2018	10.591181	9.928084	-6.26%	691
2017	9.794132	10.591181	8.14%	691
2016	8.782427	9.794132	11.52%	2,288
2015	9.132165	8.782427	-3.83%	1,867
2014	9.142817	9.132165	-0.12%	2,035
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.840188	12.906084	9.00%	341
2019	11.242771	11.840188	5.31%	341
2018	11.899658	11.242771	-5.52%	362
2017	10.909289	11.899658	9.08%	1,191
2016	10.762483	10.909289	1.36%	1,192
2015	11.770993	10.762483	-8.57%	2,538
2014	11.914392	11.770993	-1.20%	7,747
2013	12.945992	11.914392	-7.97%	6,629
2012	12.490136	12.945992	3.65%	8,256
2011	11.695500	12.490136	6.79%	19,114

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.368631	11.521683	1.35%	26,956
2019	11.105989	11.368631	2.36%	29,670
2018	11.249373	11.105989	-1.27%	28,778
2017	11.278968	11.249373	-0.26%	32,533
2016	11.302749	11.278968	-0.21%	39,776
2015	11.450958	11.302749	-1.29%	41,118
2014	11.538994	11.450958	-0.76%	41,960
2013	11.741977	11.538994	-1.73%	48,708
2012	11.273050	11.741977	4.16%	113,997
2011	11.330057	11.273050	-0.50%	64,568
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.286431	10.349005	0.61%	1,389
2019	10.168895	10.286431	1.16%	0
2018	10.179339	10.168895	-0.10%	30
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	26,179
2019	10.763793	11.476740	6.62%	26,782
2018	10.998452	10.763793	-2.13%	27,371
2017	10.652346	10.998452	3.25%	28,785
2016	10.541767	10.652346	1.05%	38,570
2015	10.666500	10.541767	-1.17%	34,635
2014	10.395694	10.666500	2.60%	27,165
2013	10.775226	10.395694	-3.52%	31,134
2012	9.990587	10.775226	7.85%	45,049
2011*	10.000000	9.990587	-0.09%	6,672
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.094361	24.722192	36.63%	342
2019	13.433912	18.094361	34.69%	3,604
2018	13.322576	13.433912	0.84%	343
2017	10.331908	13.322576	28.95%	343
2016*	10.000000	10.331908	3.32%	343
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.880316	23.054766	10.41%	4,087
2019	16.937883	20.880316	23.28%	6,089
2018	21.261162	16.937883	-20.33%	0
2017	17.051578	21.261162	24.69%	0
2016	17.745902	17.051578	-3.91%	0
2015	17.990942	17.745902	-1.36%	0
2014	19.592904	17.990942	-8.18%	0
2013	15.531362	19.592904	26.15%	0
2012	12.933806	15.531362	20.08%	0
2011	15.807365	12.933806	-18.18%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.485669	34.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.023279	13.572253	4.22%	0
2019	10.138895	13.023279	28.45%	0
2018	11.249081	10.138895	-9.87%	0
2017*	10.000000	11.249081	12.49%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.537075	55.435819	27.33%	4,658
2019	34.362182	43.537075	26.70%	3,641
2018	34.591908	34.362182	-0.66%	5,049
2017	27.584634	34.591908	25.40%	9,287
2016	31.364509	27.584634	-12.05%	10,526
2015	28.311582	31.364509	10.78%	16,888
2014	21.903420	28.311582	29.26%	11,441
2013	14.774016	21.903420	48.26%	5,407
2012	11.450026	14.774016	29.03%	5,641
2011	10.530386	11.450026	8.73%	1,024
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.739398	6.717698	17.05%	8,902
2019	5.223679	5.739398	9.87%	9,247
2018	7.409768	5.223679	-29.50%	4,939
2017	7.673558	7.409768	-3.44%	5,515
2016	5.431921	7.673558	41.27%	5,812
2015	8.308666	5.431921	-34.62%	6,748
2014	10.458766	8.308666	-20.56%	8,088
2013	9.626904	10.458766	8.64%	11,636
2012*	10.000000	9.626904	-3.73%	9,736
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.899712	6.921864	17.33%	0
2019	5.354087	5.899712	10.19%	0
2018	7.579401	5.354087	-29.36%	0
2017	7.827418	7.579401	-3.17%	0
2016	5.529372	7.827418	41.56%	1,229
2015	8.434949	5.529372	-34.45%	1,236
2014	10.585808	8.434949	-20.32%	6,266
2013	9.722815	10.585808	8.88%	6,272
2012*	10.000000	9.722815	-2.77%	6,506
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	0
2019*	10.000000	10.779884	7.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.122810	56.141965	55.42%	614
2019	29.378467	36.122810	22.96%	929
2018	29.443021	29.378467	-0.22%	925
2017	23.748987	29.443021	23.98%	968
2016	22.376223	23.748987	6.13%	701
2015	23.391272	22.376223	-4.34%	707
2014	24.201975	23.391272	-3.35%	717
2013	16.355079	24.201975	47.98%	1,209
2012	15.393121	16.355079	6.25%	861
2011	16.380022	15.393121	-6.03%	1,041

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.199877	13.626926	3.24%	0
2019	11.634504	13.199877	13.45%	0
2018	12.755951	11.634504	-8.79%	0
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	34.792092	35.099755	0.88%	2,870
2019	28.589477	34.792092	21.70%	3,374
2018	30.845017	28.589477	-7.31%	3,658
2017	26.416455	30.845017	16.76%	3,698
2016	24.156939	26.416455	9.35%	3,846
2015	24.192123	24.156939	-0.15%	6,055
2014	22.484138	24.192123	7.60%	6,179
2013	16.968235	22.484138	32.51%	6,353
2012	14.700898	16.968235	15.42%	6,552
2011	14.077320	14.700898	4.43%	7,329
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.791147	8.846234	0.63%	0
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	43.035294	43.661851	1.46%	9
2019	36.457031	43.035294	18.04%	9
2018	43.721849	36.457031	-16.62%	9
2017	39.351536	43.721849	11.11%	9
2016	32.028618	39.351536	22.86%	1,008
2015	34.497207	32.028618	-7.16%	6,652
2014	32.163015	34.497207	7.26%	6,978
2013	23.736041	32.163015	35.50%	11,053
2012	20.351798	23.736041	16.63%	14,200
2011	22.622118	20.351798	-10.04%	21,964
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.986207	15.085047	7.86%	24,249
2019	13.045066	13.986207	7.21%	24,704
2018	13.635939	13.045066	-4.33%	27,367
2017	13.359507	13.635939	2.07%	27,743
2016	12.998943	13.359507	2.77%	77,736
2015	13.537743	12.998943	-3.98%	106,687
2014	13.311629	13.537743	1.70%	133,046
2013	14.773974	13.311629	-9.90%	162,760
2012	13.974967	14.773974	5.72%	196,639
2011	12.702456	13.974967	10.02%	257,773

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	33.063426	36.277432	9.72%	6,185
2019	27.138914	33.063426	21.83%	6,224
2018	29.705515	27.138914	-8.64%	6,461
2017	25.081027	29.705515	18.44%	6,459
2016	22.504337	25.081027	11.45%	6,575
2015	24.304548	22.504337	-7.41%	6,105
2014	21.977073	24.304548	10.59%	7,959
2013	16.476523	21.977073	33.38%	6,829
2012	14.622493	16.476523	12.68%	11,823
2011	14.439706	14.622493	1.27%	13,031
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.346563	32.198671	-0.46%	1,094
2019	25.470951	32.346563	26.99%	1,094
2018	29.727674	25.470951	-14.32%	1,094
2017	27.088025	29.727674	9.74%	2,397
2016	22.419980	27.088025	20.82%	17,667
2015	23.138464	22.419980	-3.11%	16,958
2014	20.219387	23.138464	14.44%	40,991
2013	15.810296	20.219387	27.89%	19,202
2012	13.817561	15.810296	14.42%	27,690
2011	14.153980	13.817561	-2.38%	60,212
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.883451	34.627963	-0.73%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.652128	12.275938	5.35%	0
2019	10.304133	11.652128	13.08%	0
2018	10.778600	10.304133	-4.40%	0
2017	10.224115	10.778600	5.42%	0
2016	9.204695	10.224115	11.08%	0
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.526281	11.248463	6.86%	0
2019	9.795954	10.526281	7.46%	0
2018	10.023341	9.795954	-2.27%	0
2017	9.864440	10.023341	1.61%	0
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	123
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.614644	14.901812	1.96%	3,158
2019	11.646483	14.614644	25.49%	3,400
2018	12.778583	11.646483	-8.86%	3,648
2017	11.141837	12.778583	14.69%	2,903
2016	9.750852	11.141837	14.27%	2,903
2015*	10.000000	9.750852	-2.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.782839	21.132796	18.84%	1,189
2019	15.339257	17.782839	15.93%	1,245
2018	16.859917	15.339257	-9.02%	5,078
2017	15.060111	16.859917	11.95%	14,041
2016	14.735844	15.060111	2.20%	7,624
2015	15.119219	14.735844	-2.54%	20,418
2014	15.066151	15.119219	0.35%	22,241
2013	13.375164	15.066151	12.64%	23,240
2012	12.354851	13.375164	8.26%	49,501
2011	13.023023	12.354851	-5.13%	75,638
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.126548	13.936990	6.17%	540
2019	11.124437	13.126548	18.00%	638
2018	13.402971	11.124437	-17.00%	700
2017	11.833554	13.402971	13.26%	800
2016	10.433286	11.833554	13.42%	0
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	3,835
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	48.362147	52.677290	8.92%	4,380
2019	40.195079	48.362147	20.32%	4,863
2018	44.857817	40.195079	-10.39%	4,939
2017	40.534424	44.857817	10.67%	6,308
2016	32.746128	40.534424	23.78%	6,464
2015	34.055038	32.746128	-3.84%	13,885
2014	32.905931	34.055038	3.49%	25,326
2013	23.752825	32.905931	38.53%	43,772
2012	20.846103	23.752825	13.94%	48,527
2011	21.055151	20.846103	-0.99%	67,346
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.709347	44.859812	15.89%	16,020
2019	30.050337	38.709347	28.82%	16,448
2018	32.083672	30.050337	-6.34%	18,842
2017	26.884464	32.083672	19.34%	21,461
2016	24.503137	26.884464	9.72%	38,219
2015	24.674634	24.503137	-0.70%	43,365
2014	22.159301	24.674634	11.35%	121,757
2013	17.089697	22.159301	29.66%	79,407
2012	15.033087	17.089697	13.68%	75,499
2011	15.025800	15.033087	0.05%	151,688

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.554136	41.972309	21.47%	404
2019	25.848901	34.554136	33.68%	413
2018	28.265880	25.848901	-8.55%	1,959
2017	22.604266	28.265880	25.05%	2,189
2016	21.330827	22.604266	5.97%	10,385
2015	22.271050	21.330827	-4.22%	11,824
2014	20.979660	22.271050	6.16%	14,383
2013	17.636844	20.979660	18.95%	28,668
2012	16.266161	17.636844	8.43%	38,754
2011	15.193860	16.266161	7.06%	99,130
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.468552	29.982563	17.72%	490
2019	21.293342	25.468552	19.61%	564
2018	26.799653	21.293342	-20.55%	711
2017	21.886397	26.799653	22.45%	765
2016	19.034306	21.886397	14.98%	2,187
2015	19.834285	19.034306	-4.03%	765
2014	19.883805	19.834285	-0.25%	765
2013	13.626244	19.883805	45.92%	765
2012	11.511420	13.626244	18.37%	765
2011	13.605022	11.511420	-15.39%	765
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.047441	11.562135	4.66%	0
2019	9.630215	11.047441	14.72%	0
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.073984	16.443423	-3.69%	653
2019	13.578809	17.073984	25.74%	653
2018	16.607913	13.578809	-18.24%	653
2017	15.093906	16.607913	10.03%	1,087
2016	11.695287	15.093906	29.06%	2,956
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	3,261
2013*	10.000000	12.213897	22.14%	1,150
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.991497	11.037458	0.42%	8,552
2019	10.426483	10.991497	5.42%	8,554
2018	10.600658	10.426483	-1.64%	7,499
2017	10.408777	10.600658	1.84%	0
2016	9.704090	10.408777	7.26%	627
2015	9.955652	9.704090	-2.53%	704
2014	10.054852	9.955652	-0.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.679207	10.587985	-0.85%	0
2019	9.045813	10.679207	18.06%	0
2018*	10.000000	9.045813	-9.54%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.747848	15.660470	6.19%	8,815
2019	13.721843	14.747848	7.48%	8,620
2018	14.049148	13.721843	-2.33%	9,901
2017	13.754037	14.049148	2.15%	13,721
2016	13.493432	13.754037	1.93%	15,447
2015	13.766370	13.493432	-1.98%	15,595
2014	13.508571	13.766370	1.91%	21,981
2013	13.619051	13.508571	-0.81%	25,891
2012	12.639973	13.619051	7.75%	38,258
2011	12.587881	12.639973	0.41%	52,536
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.469167	13.489496	28.85%	0
2019	8.231051	10.469167	27.19%	0
2018*	10.000000	8.231051	-17.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.260869	20.178422	10.50%	0
2019	16.024514	18.260869	13.96%	0
2018	17.002826	16.024514	-5.75%	0
2017	15.310482	17.002826	11.05%	0
2016	14.777946	15.310482	3.60%	42,830
2015	15.090651	14.777946	-2.07%	43,964
2014	14.708835	15.090651	2.60%	54,846
2013	13.198648	14.708835	11.44%	60,792
2012	12.015199	13.198648	9.85%	70,096
2011	12.256335	12.015199	-1.97%	97,249
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.949932	22.532124	12.94%	1,549
2019	16.903720	19.949932	18.02%	1,549
2018	18.282567	16.903720	-7.54%	1,657
2017	15.972377	18.282567	14.46%	1,657
2016	15.333394	15.972377	4.17%	115,717
2015	15.646628	15.333394	-2.00%	211,401
2014	15.194722	15.646628	2.97%	417,221
2013	13.347093	15.194722	13.84%	537,741
2012	11.990478	13.347093	11.31%	600,016
2011	12.331976	11.990478	-2.77%	643,259

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	22.007237	25.272158	14.84%	0
2019	18.010863	22.007237	22.19%	0
2018	19.898817	18.010863	-9.49%	0
2017	16.745783	19.898817	18.83%	11,813
2016	15.989548	16.745783	4.73%	11,813
2015	16.327768	15.989548	-2.07%	15,776
2014	15.833792	16.327768	3.12%	16,415
2013	13.247006	15.833792	19.53%	38,733
2012	11.682452	13.247006	13.39%	40,231
2011	12.211508	11.682452	-4.33%	41,469
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.689717	16.459773	20.23%	15,022
2019	11.203484	13.689717	22.19%	15,022
2018	11.909798	11.203484	-5.93%	0
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	44.137482	56.591425	28.22%	0
2019	34.151438	44.137482	29.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.374075	8.837117	-33.92%	4,809
2019	12.369433	13.374075	8.12%	5,917
2018	16.702104	12.369433	-25.94%	6,323
2017	17.448583	16.702104	-4.28%	6,933
2016	13.274683	17.448583	31.44%	13,050
2015	17.014476	13.274683	-21.98%	11,703
2014	19.811770	17.014476	-14.12%	14,264
2013	16.209679	19.811770	22.22%	33,047
2012	15.721196	16.209679	3.11%	49,379
2011	16.844048	15.721196	-6.67%	93,943
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.331878	32.832911	4.79%	13,818
2019	25.038042	31.331878	25.14%	13,954
2018	27.808671	25.038042	-9.96%	15,412
2017	25.073395	27.808671	10.91%	15,525
2016	21.635545	25.073395	15.89%	34,123
2015	22.948871	21.635545	-5.72%	49,400
2014	21.488075	22.948871	6.80%	75,376
2013	17.074776	21.488075	25.85%	94,383
2012	14.817127	17.074776	15.24%	131,650
2011	14.952013	14.817127	-0.90%	200,267

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.731978	15.605029	5.93%	0
2019	11.539053	14.731978	27.67%	0
2018	12.908378	11.539053	-10.61%	0
2017	11.243311	12.908378	14.81%	0
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	44.140239	62.381692	41.33%	12,291
2019	33.464877	44.140239	31.90%	10,562
2018	34.142338	33.464877	-1.98%	11,389
2017	25.722495	34.142338	32.73%	13,851
2016	25.983464	25.722495	-1.00%	14,750
2015	24.688001	25.983464	5.25%	31,005
2014	22.588955	24.688001	9.29%	55,993
2013	16.870846	22.588955	33.89%	47,830
2012	14.979593	16.870846	12.63%	39,957
2011	15.219885	14.979593	-1.58%	114,433
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	15.127492	16.257756	7.47%	6,092
2019	14.044829	15.127492	7.71%	7,935
2018	14.380368	14.044829	-2.33%	11,164
2017	14.045468	14.380368	2.38%	11,898
2016	13.654550	14.045468	2.86%	60,999
2015	13.988397	13.654550	-2.39%	97,125
2014	13.452867	13.988397	3.98%	137,403
2013	13.953200	13.452867	-3.59%	236,681
2012	13.421311	13.953200	3.96%	318,217
2011	12.736022	13.421311	5.38%	400,527
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	47.348619	54.943585	16.04%	4,015
2019	39.046143	47.348619	21.26%	4,679
2018	46.539652	39.046143	-16.10%	4,716
2017	39.216358	46.539652	18.67%	9,034
2016	35.588743	39.216358	10.19%	25,856
2015	36.747618	35.588743	-3.15%	46,414
2014	35.202866	36.747618	4.39%	62,894
2013	26.317025	35.202866	33.76%	94,089
2012	23.334246	26.317025	12.78%	116,641
2011	26.586313	23.334246	-12.23%	162,303

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.905103	31.685083	13.55%	2,629
2019	22.230759	27.905103	25.52%	2,799
2018	26.585923	22.230759	-16.38%	3,415
2017	20.773639	26.585923	27.98%	3,479
2016	22.273235	20.773639	-6.73%	4,634
2015	21.901938	22.273235	1.70%	7,179
2014	24.259602	21.901938	-9.72%	352
2013	18.930646	24.259602	28.15%	352
2012	15.974082	18.930646	18.51%	427
2011	19.628877	15.974082	-18.62%	482
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.707960	12.578995	-8.24%	0
2019	11.324809	13.707960	21.04%	0
2018	12.297976	11.324809	-7.91%	0
2017	12.037067	12.297976	2.17%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	39.912348	42.445122	6.35%	1,133
2019	30.231909	39.912348	32.02%	1,299
2018	37.224363	30.231909	-18.78%	1,312
2017	31.749219	37.224363	17.24%	1,357
2016	29.511409	31.749219	7.58%	1,382
2015	30.963952	29.511409	-4.69%	2,051
2014	29.528270	30.963952	4.86%	2,051
2013	23.038865	29.528270	28.17%	2,021
2012	18.417692	23.038865	25.09%	3,118
2011	20.565803	18.417692	-10.45%	4,203
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.822297	16.306210	10.01%	2,172
2019	12.561105	14.822297	18.00%	2,258
2018	14.122672	12.561105	-11.06%	6,179
2017	12.809929	14.122672	10.25%	6,179
2016	11.495830	12.809929	11.43%	6,262
2015	12.450425	11.495830	-7.67%	6,476
2014	12.296248	12.450425	1.25%	24,153
2013	10.091057	12.296248	21.85%	20,138
2012	8.887578	10.091057	13.54%	24,116
2011	9.168592	8.887578	-3.06%	39,186

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.929814	17.774350	-0.87%	12,314
2019	15.692106	17.929814	14.26%	13,774
2018	16.657502	15.692106	-5.80%	15,321
2017	15.426755	16.657502	7.98%	16,715
2016	13.741864	15.426755	12.26%	24,275
2015	15.017640	13.741864	-8.50%	26,131
2014	14.581037	15.017640	2.99%	46,874
2013	12.998413	14.581037	12.18%	75,599
2012	11.720588	12.998413	10.90%	75,661
2011	11.627489	11.720588	0.80%	96,118
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	38.332218	43.764905	14.17%	8,263
2019	30.128523	38.332218	27.23%	9,085
2018	32.241819	30.128523	-6.55%	10,040
2017	27.163426	32.241819	18.70%	11,175
2016	23.775707	27.163426	14.25%	11,794
2015	25.064386	23.775707	-5.14%	12,763
2014	23.416383	25.064386	7.04%	16,484
2013	18.339944	23.416383	27.68%	17,007
2012	16.639034	18.339944	10.22%	17,783
2011	15.943958	16.639034	4.36%	72,333
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.829126	45.388756	3.56%	1,896
2019	35.235306	43.829126	24.39%	1,947
2018	41.083502	35.235306	-14.23%	1,947
2017	37.711520	41.083502	8.94%	1,996
2016	29.421740	37.711520	28.18%	4,126
2015	32.268717	29.421740	-8.82%	10,902
2014	32.590722	32.268717	-0.99%	18,736
2013	24.298298	32.590722	34.13%	33,498
2012	20.848172	24.298298	16.55%	51,782
2011	22.003150	20.848172	-5.25%	74,834
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.205552	14.081244	15.37%	4,462
2019	9.785330	12.205552	24.73%	5,316
2018	11.804949	9.785330	-17.11%	5,440
2017	8.539463	11.804949	38.24%	5,602
2016	7.385369	8.539463	15.63%	4,772
2015	9.330878	7.385369	-20.85%	4,781
2014*	10.000000	9.330878	-6.69%	4,857

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.327364	21.726716	-2.69%	1,143
2019	20.153802	22.327364	10.78%	1,290
2018	24.211786	20.153802	-16.76%	1,313
2017	21.073959	24.211786	14.89%	1,450
2016	19.971817	21.073959	5.52%	1,560
2015	21.694907	19.971817	-7.94%	6,513
2014	24.796913	21.694907	-12.51%	15,268
2013	20.482248	24.796913	21.07%	1,453
2012	17.597006	20.482248	16.40%	1,516
2011	20.000636	17.597006	-12.02%	1,872
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.426710	8.790442	-6.75%	9,443
2019	9.386191	9.426710	0.43%	18,906
2018	9.353549	9.386191	0.35%	18,022
2017	9.320909	9.353549	0.35%	12,931
2016	9.196995	9.320909	1.35%	13,796
2015	9.762040	9.196995	-5.79%	16,673
2014	9.737247	9.762040	0.25%	44,900
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.854320	13.175648	2.50%	0
2019	11.664364	12.854320	10.20%	0
2018	12.386080	11.664364	-5.83%	0
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.059830	10.569394	5.07%	0
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.874056	10.439218	5.72%	0
2019	9.550717	9.874056	3.39%	0
2018	10.220581	9.550717	-6.55%	0
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	0
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.232240	32.478041	39.80%	1,195
2019	17.297200	23.232240	34.31%	1,220
2018	18.282338	17.297200	-5.39%	1,220
2017	14.618348	18.282338	25.06%	1,228
2016	14.554318	14.618348	0.44%	1,240
2015	14.113080	14.554318	3.13%	3,579
2014	13.252711	14.113080	6.49%	1,373
2013	9.629256	13.252711	37.63%	56,105
2012*	10.000000	9.629256	-3.71%	3,237
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.637551	46.38%	2,852
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	44.089911	55.272781	25.36%	2,951
2019	34.068147	44.089911	29.42%	3,142
2018	39.959675	34.068147	-14.74%	3,602
2017	29.773211	39.959675	34.21%	5,975
2016	30.288258	29.773211	-1.70%	6,708
2015	29.675357	30.288258	2.07%	10,554
2014	29.535338	29.675357	0.47%	16,357
2013	23.623841	29.535338	25.02%	1,806
2012	19.839975	23.623841	19.07%	1,852
2011	22.030330	19.839975	-9.94%	3,128
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.775438	10.925810	1.40%	6,399
2019	9.895518	10.775438	8.89%	6,458
2018	10.530183	9.895518	-6.03%	6,489
2017	10.086630	10.530183	4.40%	6,492
2016	9.640989	10.086630	4.62%	6,187
2015	10.043051	9.640989	-4.00%	6,766
2014	9.953183	10.043051	0.90%	21,155
2013	10.147135	9.953183	-1.91%	19,318
2012*	10.000000	10.147135	1.47%	4,265
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	35.023111	39.201835	11.93%	3,982
2019	27.004017	35.023111	29.70%	3,980
2018	29.848583	27.004017	-9.53%	5,497
2017	25.993004	29.848583	14.83%	5,490
2016	23.721000	25.993004	9.58%	7,086
2015	23.368437	23.721000	1.51%	6,867
2014	21.500193	23.368437	8.69%	36,429
2013	16.615011	21.500193	29.40%	87,436
2012	14.473280	16.615011	14.80%	140,943
2011	14.747056	14.473280	-1.86%	184,398

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.371365	17.558526	7.25%	0
2019	13.299307	16.371365	23.10%	0
2018	15.282648	13.299307	-12.98%	0
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.530253	54.804151	17.78%	2,252
2019	37.470448	46.530253	24.18%	2,327
2018	42.547833	37.470448	-11.93%	2,395
2017	37.938378	42.547833	12.15%	2,469
2016	32.746920	37.938378	15.85%	14,302
2015	35.421019	32.746920	-7.55%	17,906
2014	32.223189	35.421019	9.92%	23,477
2013	23.275125	32.223189	38.44%	31,230
2012	20.092105	23.275125	15.84%	31,304
2011	20.905984	20.092105	-3.89%	36,151
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.889665	12.976770	19.17%	0
2019	8.644728	10.889665	25.97%	0
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	1,549
2015	9.018701	9.154683	1.51%	3,870
2014*	10.000000	9.018701	-9.81%	6,166
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.550854	19.676755	12.11%	57
2019	14.639047	17.550854	19.89%	1,482
2018	15.726197	14.639047	-6.91%	1,832
2017	13.505250	15.726197	16.45%	2,596
2016	14.078872	13.505250	-4.07%	13,344
2015	15.602872	14.078872	-9.77%	14,996
2014	16.729397	15.602872	-6.73%	27,500
2013	13.579823	16.729397	23.19%	49,656
2012	11.574555	13.579823	17.32%	91,505
2011	12.669400	11.574555	-8.64%	109,424

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.746189	14.348866	4.38%	3,653
2019	12.557110	13.746189	9.47%	3,667
2018	13.031508	12.557110	-3.64%	3,690
2017	12.407450	13.031508	5.03%	3,707
2016	10.846524	12.407450	14.39%	30,953
2015	11.783849	10.846524	-7.95%	3,529
2014	11.745654	11.783849	0.33%	89,492
2013	10.796943	11.745654	8.79%	121,433
2012*	10.000000	10.796943	7.97%	9,582
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.088627	32.402709	46.69%	719
2019	16.265186	22.088627	35.80%	514
2018	16.532375	16.265186	-1.62%	514
2017	13.232761	16.532375	24.94%	1,465
2016	12.665917	13.232761	4.48%	1,465
2015	13.654603	12.665917	-7.24%	2,999
2014	12.857748	13.654603	6.20%	6,182
2013	10.051048	12.857748	27.92%	9,385
2012*	10.000000	10.051048	0.51%	2,409
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.892273	36.925566	12.26%	821
2019	27.324086	32.892273	20.38%	821
2018	27.637470	27.324086	-1.13%	822
2017	23.762031	27.637470	16.31%	9,310
2016	23.134842	23.762031	2.71%	9,788
2015	23.403009	23.134842	-1.15%	15,117
2014	21.962131	23.403009	6.56%	15,163
2013	18.620463	21.962131	17.95%	15,209
2012	16.682956	18.620463	11.61%	13,126
2011	16.718524	16.682956	-0.21%	19,447
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.459471	11.352985	8.54%	11,198
2019	9.722146	10.459471	7.58%	11,198
2018	10.004767	9.722146	-2.82%	9,681
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	115

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	56.205835	76.935154	36.88%	355
2019	41.717014	56.205835	34.73%	681
2018	41.661468	41.717014	0.13%	699
2017	32.551236	41.661468	27.99%	718
2016	32.432320	32.551236	0.37%	3,340
2015	29.429792	32.432320	10.20%	10,031
2014	27.559455	29.429792	6.79%	18,348
2013	21.387456	27.559455	28.86%	28,241
2012	17.540103	21.387456	21.93%	66,630
2011	19.144682	17.540103	-8.38%	50,687
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.294237	49.406933	48.39%	1,619
2019	23.352014	33.294237	42.58%	1,574
2018	23.508058	23.352014	-0.66%	1,757
2017	16.476604	23.508058	42.68%	2,199
2016	14.699211	16.476604	12.09%	3,511
2015	14.267806	14.699211	3.02%	7,570
2014	13.253541	14.267806	7.65%	947
2013	9.943153	13.253541	33.29%	1,527
2012*	10.000000	9.943153	-0.57%	5,373
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.439391	37.053591	14.22%	6,579
2019	26.004994	32.439391	24.74%	6,962
2018	31.128696	26.004994	-16.46%	7,387
2017	24.171333	31.128696	28.78%	7,543
2016	26.316033	24.171333	-8.15%	12,316
2015	29.311209	26.316033	-10.22%	27,795
2014	33.871823	29.311209	-13.46%	35,568
2013	30.105492	33.871823	12.51%	39,494
2012	27.019283	30.105492	11.42%	59,942
2011	40.560931	27.019283	-33.39%	1,595
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.132384	9.848116	-2.81%	6,819
2019	8.711468	10.132384	16.31%	7,393
2018	10.865801	8.711468	-19.83%	10,035
2017	8.633840	10.865801	25.85%	118
2016	7.260617	8.633840	18.91%	172
2015	9.225222	7.260617	-21.30%	197
2014	9.826132	9.225222	-6.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.588522	11.198627	5.76%	0
2019	9.920884	10.588522	6.73%	0
2018	10.182463	9.920884	-2.57%	0
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.330063	32.005556	43.33%	0
2019	16.054895	22.330063	39.09%	0
2018	16.594093	16.054895	-3.25%	0
2017	13.341466	16.594093	24.38%	898
2016	12.455044	13.341466	7.12%	898
2015	12.928562	12.455044	-3.66%	1,982
2014	14.196075	12.928562	-8.93%	2,804
2013	10.210748	14.196075	39.03%	4,955
2012*	10.000000	10.210748	2.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	39.224747	39.860356	1.62%	3,643
2019	30.764807	39.224747	27.50%	3,887
2018	34.862648	30.764807	-11.75%	3,890
2017	30.174995	34.862648	15.53%	5,166
2016	26.937803	30.174995	12.02%	21,517
2015	27.619897	26.937803	-2.47%	36,193
2014	25.457464	27.619897	8.49%	71,320
2013	19.069969	25.457464	33.50%	142,189
2012	16.715993	19.069969	14.08%	180,589
2011	17.058201	16.715993	-2.01%	219,124
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.839586	12.325775	13.71%	0
2019*	10.000000	10.839586	8.40%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.767033	25.759859	18.34%	7,654
2019	17.595817	21.767033	23.71%	7,832
2018	19.799865	17.595817	-11.13%	8,417
2017	15.857691	19.799865	24.86%	6,992
2016	15.510831	15.857691	2.24%	29,455
2015	14.818475	15.510831	4.67%	55,957
2014	14.883196	14.818475	-0.43%	62,727
2013	11.844304	14.883196	25.66%	75,486
2012	10.377863	11.844304	14.13%	44,633
2011	10.731658	10.377863	-3.30%	44,483
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.381493	20.910795	20.30%	689
2019	12.648308	17.381493	37.42%	702
2018	12.775008	12.648308	-0.99%	2,069
2017	10.129121	12.775008	26.12%	2,174
2016	9.720309	10.129121	4.21%	2,275
2015*	10.000000	9.720309	-2.80%	2,364
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.299970	33.00%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.611926	36.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.566955	15.423673	5.88%	1,712
2019	13.376914	14.566955	8.90%	1,776
2018	13.713564	13.376914	-2.45%	948
2017	13.153525	13.713564	4.26%	1,016
2016	12.620477	13.153525	4.22%	1,032
2015	12.926754	12.620477	-2.37%	6,356
2014	12.206768	12.926754	5.90%	7,778
2013	12.471297	12.206768	-2.12%	8,664
2012	11.601585	12.471297	7.50%	15,224
2011	11.179657	11.601585	3.77%	25,179
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	26.016740	27.030728	3.90%	1,032
2019	23.146567	26.016740	12.40%	1,044
2018	25.294966	23.146567	-8.49%	1,055
2017	23.444812	25.294966	7.89%	1,068
2016	21.534410	23.444812	8.87%	1,080
2015	22.133608	21.534410	-2.71%	1,206
2014	21.850525	22.133608	1.30%	1,279
2013	24.324544	21.850525	-10.17%	1,299
2012	20.961342	24.324544	16.04%	1,438
2011	19.919197	20.961342	5.23%	1,458
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.756377	11.407949	-2.96%	1,192
2019	9.338938	11.756377	25.89%	1,192
2018	10.299360	9.338938	-9.33%	1,192
2017	9.295057	10.299360	10.80%	1,192
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.453102	24.106427	12.37%	0
2019	17.573035	21.453102	22.08%	0
2018	19.232452	17.573035	-8.63%	0
2017	16.622334	19.232452	15.70%	0
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	0
2013	13.289650	17.260147	29.88%	18,331
2012	11.008509	13.289650	20.72%	33,417
2011	11.284264	11.008509	-2.44%	27,188

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.273320	19.700485	48.42%	4,345
2019	10.149431	13.273320	30.78%	4,348
2018	12.372682	10.149431	-17.97%	3,284
2017	10.010572	12.372682	23.60%	3,283
2016	10.425446	10.010572	-3.98%	6,293
2015	10.659366	10.425446	-2.19%	17,616
2014	10.975582	10.659366	-2.88%	64,980
2013	9.207623	10.975582	19.20%	147,403
2012	8.096336	9.207623	13.73%	226,031
2011	9.099245	8.096336	-11.02%	264,670
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.430708	21.424605	10.26%	30,794
2019	16.340608	19.430708	18.91%	32,382
2018	17.469143	16.340608	-6.46%	38,666
2017	15.323337	17.469143	14.00%	78,294
2016	14.278856	15.323337	7.31%	414,629
2015	14.362314	14.278856	-0.58%	1,209,653
2014	13.895004	14.362314	3.36%	1,846,849
2013	11.448043	13.895004	21.37%	2,239,196
2012	10.049284	11.448043	13.92%	2,356,545
2011	10.113208	10.049284	-0.63%	2,371,626
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.148184	13.060914	7.51%	7,661
2019	11.322325	12.148184	7.29%	9,482
2018	11.626363	11.322325	-2.62%	8,635
2017	11.441434	11.626363	1.62%	14,355
2016	11.321018	11.441434	1.06%	88,426
2015	11.525887	11.321018	-1.78%	346,864
2014	11.152136	11.525887	3.35%	550,629
2013	11.626980	11.152136	-4.08%	592,992
2012	11.251651	11.626980	3.34%	548,671
2011	10.809588	11.251651	4.09%	573,375
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.977355	30.671029	27.92%	1,594
2019	18.070199	23.977355	32.69%	2,014
2018	20.265918	18.070199	-10.83%	2,024
2017	15.716928	20.265918	28.94%	2,104
2016	15.933851	15.716928	-1.36%	20,957
2015	15.190783	15.933851	4.89%	42,638
2014	15.151816	15.190783	0.26%	52,798
2013	11.963698	15.151816	26.65%	76,144
2012	9.953969	11.963698	20.19%	134,222
2011	11.148227	9.953969	-10.71%	101,145

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.794913	38.473036	49.15%	8,816
2019	20.110362	25.794913	28.27%	7,796
2018	20.563763	20.110362	-2.20%	7,224
2017	16.343498	20.563763	25.82%	7,665
2016	15.220537	16.343498	7.38%	43,346
2015	14.526530	15.220537	4.78%	83,180
2014	13.653806	14.526530	6.39%	137,526
2013	10.700274	13.653806	27.60%	195,477
2012	9.258052	10.700274	15.58%	240,853
2011	9.866054	9.258052	-6.16%	243,943
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.581688	22.912650	11.33%	3,024
2019	16.635799	20.581688	23.72%	3,188
2018	17.276705	16.635799	-3.71%	3,439
2017	14.392127	17.276705	20.04%	3,076
2016	13.159084	14.392127	9.37%	72,649
2015	13.222582	13.159084	-0.48%	295,727
2014	12.184579	13.222582	8.52%	443,610
2013	9.307720	12.184579	30.91%	535,312
2012	8.076510	9.307720	15.24%	611,458
2011	8.390989	8.076510	-3.75%	643,458
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.812022	17.223420	2.45%	15,393
2019	15.642495	16.812022	7.48%	16,710
2018	16.271712	15.642495	-3.87%	16,046
2017	15.543086	16.271712	4.69%	17,829
2016	14.530681	15.543086	6.97%	62,085
2015	15.198754	14.530681	-4.40%	47,424
2014	14.860889	15.198754	2.27%	72,807
2013	15.266530	14.860889	-2.66%	56,354
2012	13.815131	15.266530	10.51%	68,346
2011	13.294533	13.815131	3.92%	83,396
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	35.240426	38.182014	8.35%	2,812
2019	27.743433	35.240426	27.02%	3,159
2018	28.261086	27.743433	-1.83%	2,588
2017	23.871833	28.261086	18.39%	4,066
2016	21.812760	23.871833	9.44%	5,074
2015	22.010504	21.812760	-0.90%	10,022
2014	19.994403	22.010504	10.08%	60,695
2013	15.528004	19.994403	28.76%	89,964
2012	13.854561	15.528004	12.08%	143,403
2011	14.019214	13.854561	-1.17%	185,649

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.870411	35.479104	1.75%	4,651
2019	27.887982	34.870411	25.04%	4,733
2018	30.613339	27.887982	-8.90%	5,487
2017	26.420555	30.613339	15.87%	6,085
2016	22.824317	26.420555	15.76%	10,990
2015	24.799531	22.824317	-7.96%	14,506
2014	23.125702	24.799531	7.24%	26,239
2013	17.361137	23.125702	33.20%	43,182
2012	14.923373	17.361137	16.34%	69,868
2011	15.554410	14.923373	-4.06%	93,448
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.171120	12.597834	12.77%	0
2019	9.871658	11.171120	13.16%	0
2018	10.956060	9.871658	-9.90%	0
2017	9.396005	10.956060	16.60%	0
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.479542	18.261780	10.81%	0
2019	13.503496	16.479542	22.04%	0
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	12,113
2015	12.627076	12.213314	-3.28%	16,218
2014	12.273931	12.627076	2.88%	20,665
2013	9.628940	12.273931	27.47%	22,537
2012	8.420665	9.628940	14.35%	37,492
2011	9.135711	8.420665	-7.83%	48,687
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.788890	15.969050	7.98%	0
2019	12.929779	14.788890	14.38%	0
2018	14.007687	12.929779	-7.70%	0
2017	12.697376	14.007687	10.32%	6,745
2016	12.154322	12.697376	4.47%	40,206
2015	12.477873	12.154322	-2.59%	112,380
2014	12.152091	12.477873	2.68%	221,997
2013	10.765460	12.152091	12.88%	355,271
2012	9.846262	10.765460	9.34%	292,039
2011	10.137305	9.846262	-2.87%	294,253

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.926776	17.477929	9.74%	0
2019	13.454305	15.926776	18.38%	0
2018	14.881663	13.454305	-9.59%	0
2017	13.052276	14.881663	14.02%	0
2016	12.352767	13.052276	5.66%	176,585
2015	12.716222	12.352767	-2.86%	723,317
2014	12.336905	12.716222	3.07%	919,720
2013	10.335296	12.336905	19.37%	1,025,691
2012	9.238068	10.335296	11.88%	1,207,185
2011	9.718279	9.238068	-4.94%	1,395,455
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.952326	13.719791	5.93%	1
2019	11.887751	12.952326	8.96%	0
2018	12.398961	11.887751	-4.12%	0
2017	11.840737	12.398961	4.71%	0
2016	11.496321	11.840737	3.00%	30,854
2015	11.763659	11.496321	-2.27%	168,934
2014	11.563059	11.763659	1.73%	254,258
2013	11.192977	11.563059	3.31%	317,475
2012	10.576522	11.192977	5.83%	411,941
2011	10.593192	10.576522	-0.16%	423,722
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.351852	12.773491	3.41%	0
2019	11.019769	12.351852	12.09%	0
2018	12.038435	11.019769	-8.46%	0
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.849922	13.581778	5.70%	0
2019	11.308917	12.849922	13.63%	0
2018	12.362386	11.308917	-8.52%	0
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	1,334
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.407918	16.790629	8.97%	18,306
2019	13.246906	15.407918	16.31%	18,426
2018	14.482999	13.246906	-8.53%	18,538
2017	12.907325	14.482999	12.21%	22,824
2016	12.282256	12.907325	5.09%	114,289
2015	12.610045	12.282256	-2.60%	394,260
2014	12.248794	12.610045	2.95%	832,377
2013	10.561220	12.248794	15.98%	961,170
2012	9.546924	10.561220	10.62%	1,131,423
2011	9.928511	9.546924	-3.84%	1,327,161
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.188645	17.891724	10.52%	8,427
2019	13.452810	16.188645	20.34%	8,427
2018	15.100930	13.452810	-10.91%	8,427
2017	12.990654	15.100930	16.24%	8,427
2016	12.263639	12.990654	5.93%	20,186
2015	12.647421	12.263639	-3.03%	175,224
2014	12.286076	12.647421	2.94%	553,099
2013	10.041662	12.286076	22.35%	637,835
2012	8.901724	10.041662	12.81%	817,765
2011	9.484680	8.901724	-6.15%	886,509
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.269877	15.320836	7.36%	0
2019	12.680947	14.269877	12.53%	0
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	36,763
2015	12.299802	11.980164	-2.60%	190,174
2014	12.003451	12.299802	2.47%	254,444
2013	10.960603	12.003451	9.51%	285,863
2012	10.117396	10.960603	8.33%	340,043
2011	10.304217	10.117396	-1.81%	367,901
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.326726	15.870738	3.55%	0
2019	13.839897	15.326726	10.74%	0
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	0
2016	13.863729	13.801637	-0.45%	27,469
2015	14.653973	13.863729	-5.39%	34,381
2014	16.204933	14.653973	-9.57%	66,545
2013	13.705877	16.204933	18.23%	119,292
2012	11.644056	13.705877	17.71%	178,553
2011	13.505359	11.644056	-13.78%	202,880
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.744295	17.44%	159

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.130783	13.802719	5.12%	1,241
2019	12.270298	13.130783	7.01%	1,248
2018	12.550890	12.270298	-2.24%	1,255
2017	12.236518	12.550890	2.57%	5,041
2016	11.836204	12.236518	3.38%	5,928
2015	12.129348	11.836204	-2.42%	6,068
2014	11.769615	12.129348	3.06%	18,482
2013	12.214926	11.769615	-3.65%	55,135
2012	11.543894	12.214926	5.81%	68,652
2011	11.036643	11.543894	4.60%	82,648
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.005177	15.034560	7.35%	2,935
2019	12.980376	14.005177	7.90%	3,300
2018	13.380348	12.980376	-2.99%	3,935
2017	13.097079	13.380348	2.16%	3,419
2016	12.873267	13.097079	1.74%	4,169
2015	13.143931	12.873267	-2.06%	20,536
2014	12.729470	13.143931	3.26%	25,348
2013	13.200346	12.729470	-3.57%	20,497
2012	12.517681	13.200346	5.45%	18,864
2011	11.989176	12.517681	4.41%	37,545
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.574813	10.800500	2.13%	4,644
2019	10.077605	10.574813	4.93%	5,236
2018*	10.000000	10.077605	0.78%	3,695
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.899720	39.937008	11.25%	2,937
2019	29.727204	35.899720	20.76%	3,385
2018	36.672654	29.727204	-18.94%	3,457
2017	26.375640	36.672654	39.04%	4,880
2016	24.925672	26.375640	5.82%	5,430
2015	30.224686	24.925672	-17.53%	7,676
2014	32.566798	30.224686	-7.19%	11,526
2013	32.938255	32.566798	-1.13%	2,294
2012	28.598918	32.938255	15.17%	2,351
2011	37.529025	28.598918	-23.80%	2,357
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.510227	25.581850	4.37%	9,236
2019	21.697695	24.510227	12.96%	10,660
2018	22.722660	21.697695	-4.51%	14,369
2017	21.618635	22.722660	5.11%	13,392
2016	19.235057	21.618635	12.39%	33,560
2015	20.060978	19.235057	-4.12%	27,861
2014	19.870052	20.060978	0.96%	26,487
2013	18.849769	19.870052	5.41%	3,047
2012	16.714207	18.849769	12.78%	3,175
2011	16.352449	16.714207	2.21%	6,392

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.978249	13.554295	4.44%	1,097
2019	12.404752	12.978249	4.62%	1,238
2018	12.607189	12.404752	-1.61%	2,102
2017	12.543680	12.607189	0.51%	2,085
2016	12.646832	12.543680	-0.82%	20,236
2015	12.859938	12.646832	-1.66%	70,584
2014	12.491657	12.859938	2.95%	127,109
2013	13.224664	12.491657	-5.54%	214,932
2012	13.034945	13.224664	1.46%	283,809
2011	12.344017	13.034945	5.60%	379,525
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.261561	9.140210	-1.31%	116,457
2019	9.242723	9.261561	0.20%	149,167
2018	9.260262	9.242723	-0.19%	163,368
2017	9.366180	9.260262	-1.13%	23,691
2016	9.512513	9.366180	-1.54%	70,151
2015	9.662273	9.512513	-1.55%	101,188
2014	9.814396	9.662273	-1.55%	167,461
2013	9.968910	9.814396	-1.55%	201,944
2012	10.126292	9.968910	-1.55%	374,228
2011	10.285273	10.126292	-1.55%	579,138
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.190449	10.803504	6.02%	3,489
2019	8.704552	10.190449	17.07%	3,663
2018	10.378693	8.704552	-16.13%	19,602
2017	8.295598	10.378693	25.11%	21,840
2016	8.372784	8.295598	-0.92%	26,289
2015	8.787660	8.372784	-4.72%	15,462
2014	8.990730	8.787660	-2.26%	6,246
2013	7.767974	8.990730	15.74%	7,067
2012	6.847862	7.767974	13.44%	24,157
2011	7.728306	6.847862	-11.39%	34,658
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.434106	12.059162	5.47%	965
2019	9.582441	11.434106	19.32%	1,287
2018	11.335512	9.582441	-15.47%	4,502
2017	9.250980	11.335512	22.53%	7,228
2016	9.347340	9.250980	-1.03%	20,038
2015	9.628254	9.347340	-2.92%	26,429
2014	10.424930	9.628254	-7.64%	33,837
2013	8.750429	10.424930	19.14%	47,327
2012	7.519128	8.750429	16.38%	44,261
2011	8.763360	7.519128	-14.20%	45,965

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.318522	35.895497	11.07%	5,489
2019	26.530968	32.318522	21.81%	7,230
2018	29.569383	26.530968	-10.28%	15,579
2017	25.359857	29.569383	16.60%	23,483
2016	23.530220	25.359857	7.78%	30,439
2015	24.141659	23.530220	-2.53%	30,967
2014	23.357307	24.141659	3.36%	32,019
2013	18.644716	23.357307	25.28%	53,701
2012	16.340296	18.644716	14.10%	78,756
2011	17.276245	16.340296	-5.42%	90,764
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.333117	19.746710	7.71%	0
2019	16.144913	18.333117	13.55%	0
2018	17.236395	16.144913	-6.33%	15,550
2017	15.753493	17.236395	9.41%	15,550
2016	15.052157	15.753493	4.66%	75,772
2015	15.315747	15.052157	-1.72%	91,766
2014	14.874829	15.315747	2.96%	111,685
2013	13.320802	14.874829	11.67%	126,893
2012	12.369957	13.320802	7.69%	113,553
2011	12.454099	12.369957	-0.68%	112,991
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.333354	24.541887	9.89%	0
2019	18.913496	22.333354	18.08%	0
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	56,682
2015	17.495582	17.132782	-2.07%	152,035
2014	16.890696	17.495582	3.58%	178,368
2013	14.357616	16.890696	17.64%	204,618
2012	12.992591	14.357616	10.51%	230,366
2011	13.321369	12.992591	-2.47%	250,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.391219	16.170189	5.06%	44,887
2019	14.272900	15.391219	7.84%	47,785
2018	14.765120	14.272900	-3.33%	47,578
2017	14.190534	14.765120	4.05%	47,918
2016	13.823930	14.190534	2.65%	77,907
2015	14.004489	13.823930	-1.29%	279,379
2014	13.692305	14.004489	2.28%	174,410
2013	13.266851	13.692305	3.21%	283,239
2012	12.813081	13.266851	3.54%	268,109
2011	12.643772	12.813081	1.34%	291,478

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.348734	12.711733	2.94%	0
2019	11.100294	12.348734	11.25%	0
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.930415	13.535561	4.68%	0
2019	11.396248	12.930415	13.46%	0
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.871866	25.933040	8.63%	43,844
2019	20.593377	23.871866	15.92%	62,239
2018	22.179204	20.593377	-7.15%	65,306
2017	19.948658	22.179204	11.18%	78,321
2016	18.911052	19.948658	5.49%	186,606
2015	19.273306	18.911052	-1.88%	473,763
2014	18.612407	19.273306	3.55%	760,132
2013	16.210068	18.612407	14.82%	1,029,994
2012	14.859284	16.210068	9.09%	1,269,952
2011	15.098842	14.859284	-1.59%	1,484,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.877151	31.934575	10.59%	3,753
2019	24.076341	28.877151	19.94%	4,552
2018	26.505556	24.076341	-9.16%	4,600
2017	23.073310	26.505556	14.88%	4,711
2016	21.603285	23.073310	6.80%	49,453
2015	22.104745	21.603285	-2.27%	155,839
2014	21.392336	22.104745	3.33%	432,912
2013	17.755746	21.392336	20.48%	797,829
2012	15.854346	17.755746	11.99%	1,142,925
2011	16.453346	15.854346	-3.64%	1,255,947

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.488428	20.827306	6.87%	1,859
2019	17.443329	19.488428	11.72%	5,224
2018	18.406395	17.443329	-5.23%	5,720
2017	17.118537	18.406395	7.52%	6,490
2016	16.449212	17.118537	4.07%	46,719
2015	16.713304	16.449212	-1.58%	118,646
2014	16.208260	16.713304	3.12%	187,871
2013	14.899704	16.208260	8.78%	270,253
2012	14.008562	14.899704	6.36%	505,834
2011	13.941083	14.008562	0.48%	535,290
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.455860	11.027198	5.46%	0
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.756196	12.258413	13.97%	0
2019*	10.000000	10.756196	7.56%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.628272	28.942217	27.90%	2,203
2019	17.650690	22.628272	28.20%	2,210
2018	18.551749	17.650690	-4.86%	2,210
2017	14.508064	18.551749	27.87%	2,317
2016	14.448317	14.508064	0.41%	8,529
2015	14.230439	14.448317	1.53%	31,920
2014	13.122740	14.230439	8.44%	62,825
2013	9.916584	13.122740	32.33%	103,898
2012	8.673194	9.916584	14.34%	156,616
2011	9.103739	8.673194	-4.73%	205,303
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.975557	13.680372	5.43%	0
2019	11.078280	12.975557	17.13%	0
2018	11.823630	11.078280	-6.30%	371
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.930687	15.725452	5.32%	1,143
2019	12.432688	14.930687	20.09%	1,143
2018	12.963328	12.432688	-4.09%	1,143
2017	10.819380	12.963328	19.82%	1,143
2016	9.986137	10.819380	8.34%	1,806
2015	10.129021	9.986137	-1.41%	1,143
2014*	10.000000	10.129021	1.29%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	38.076711	44.432183	16.69%	32,322
2019	28.162334	38.076711	35.20%	33,429
2018	29.055924	28.162334	-3.08%	39,190
2017	23.225276	29.055924	25.10%	42,705
2016	22.830927	23.225276	1.73%	50,611
2015	22.123474	22.830927	3.20%	58,689
2014	20.699441	22.123474	6.88%	87,111
2013	15.427304	20.699441	34.17%	135,267
2012	13.232976	15.427304	16.58%	162,834
2011	13.784817	13.232976	-4.00%	258,897
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.374987	29.322652	-0.18%	7,104
2019	23.552912	29.374987	24.72%	7,590
2018	26.428770	23.552912	-10.88%	8,624
2017	24.754875	26.428770	6.76%	8,625
2016	20.915913	24.754875	18.35%	15,004
2015	22.232778	20.915913	-5.92%	26,049
2014	19.994028	22.232778	11.20%	44,931
2013	15.423673	19.994028	29.63%	54,583
2012	13.689520	15.423673	12.67%	91,236
2011	13.837289	13.689520	-1.07%	135,500
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.794694	17.95%	4,684
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	47.248416	52.616656	11.36%	9,180
2019	38.194749	47.248416	23.70%	10,095
2018	43.784069	38.194749	-12.77%	11,274
2017	38.410523	43.784069	13.99%	12,530
2016	32.433073	38.410523	18.43%	21,277
2015	33.800295	32.433073	-4.05%	40,180
2014	31.376655	33.800295	7.72%	45,075
2013	23.954075	31.376655	30.99%	53,823
2012	20.712894	23.954075	15.65%	62,180
2011	21.587606	20.712894	-4.05%	87,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.177358	21.583662	-2.68%	0
2019	18.189109	22.177358	21.93%	885
2018	21.276104	18.189109	-14.51%	895
2017	18.983052	21.276104	12.08%	1,025
2016	16.396345	18.983052	15.78%	1,133
2015	17.149372	16.396345	-4.39%	7,866
2014	14.885793	17.149372	15.21%	58,067
2013	11.144104	14.885793	33.58%	74,282
2012	9.729590	11.144104	14.54%	121,817
2011	10.117338	9.729590	-3.83%	177,604

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.881296	48.254038	38.34%	6,102
2019	26.171651	34.881296	33.28%	6,574
2018	28.966064	26.171651	-9.65%	6,771
2017	23.603336	28.966064	22.72%	7,850
2016	22.186131	23.603336	6.39%	7,474
2015	22.416732	22.186131	-1.03%	14,342
2014	22.206047	22.416732	0.95%	11,121
2013	15.668920	22.206047	41.72%	12,905
2012	14.073543	15.668920	11.34%	15,031
2011	14.418846	14.073543	-2.39%	25,921
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	39.267943	40.573348	3.32%	4,485
2019	33.605022	39.267943	16.85%	4,611
2018	41.190423	33.605022	-18.42%	5,154
2017	38.469752	41.190423	7.07%	5,296
2016	31.106130	38.469752	23.67%	5,899
2015	33.716462	31.106130	-7.74%	8,395
2014	32.077198	33.716462	5.11%	11,986
2013	23.268839	32.077198	37.85%	13,080
2012	19.646755	23.268839	18.44%	19,964
2011	21.106459	19.646755	-6.92%	26,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.868776	49.230410	20.46%	4,712
2019	33.116038	40.868776	23.41%	4,893
2018	38.593479	33.116038	-14.19%	6,173
2017	34.628638	38.593479	11.45%	6,691
2016	28.701828	34.628638	20.65%	6,667
2015	29.716916	28.701828	-3.42%	6,573
2014	30.017921	29.716916	-1.00%	8,084
2013	21.693382	30.017921	38.37%	19,281
2012	19.123780	21.693382	13.44%	25,649
2011	20.620935	19.123780	-7.26%	39,596
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.382422	22.755571	11.64%	0
2019	16.163535	20.382422	26.10%	0
2018	17.285022	16.163535	-6.49%	0
2017	14.072091	17.285022	22.83%	1,026
2016	12.588143	14.072091	11.79%	1,851
2015	12.940693	12.588143	-2.72%	8,720
2014	12.335328	12.940693	4.91%	7,867
2013	8.729324	12.335328	41.31%	52,054
2012	7.589381	8.729324	15.02%	8,941
2011	8.725708	7.589381	-13.02%	16,653

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.208048	23.664125	11.58%	1,593
2019	17.090473	21.208048	24.09%	1,593
2018	18.444712	17.090473	-7.34%	1,593
2017	15.827718	18.444712	16.53%	1,593
2016	14.600286	15.827718	8.41%	1,593
2015	14.892474	14.600286	-1.96%	11,993
2014	13.688335	14.892474	8.80%	43,773
2013	10.035019	13.688335	36.41%	134,373
2012	9.151616	10.035019	9.65%	173,140
2011	9.609219	9.151616	-4.76%	203,917
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.311260	16.071872	-7.16%	9,160
2019	13.479819	17.311260	28.42%	9,674
2018	14.272300	13.479819	-5.55%	13,962
2017	13.657356	14.272300	4.50%	14,928
2016	12.942850	13.657356	5.52%	16,608
2015	13.935441	12.942850	-7.12%	28,386
2014	11.006272	13.935441	26.61%	25,017
2013	10.885630	11.006272	1.11%	33,634
2012	9.566744	10.885630	13.79%	66,852
2011	9.155055	9.566744	4.50%	205,657
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.401203	23.670419	16.02%	14,615
2019	15.837988	20.401203	28.81%	20,154
2018	16.912990	15.837988	-6.36%	16,413
2017	14.170806	16.912990	19.35%	5,604
2016	12.920813	14.170806	9.67%	12,218
2015	13.001653	12.920813	-0.62%	17,986
2014	11.679044	13.001653	11.32%	16,381
2013*	10.000000	11.679044	16.79%	23,092
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.442135	10.571421	1.24%	580
2019	10.190045	10.442135	2.47%	577
2018	10.267149	10.190045	-0.75%	577
2017	10.266224	10.267149	0.01%	577
2016	10.173900	10.266224	0.91%	3,324
2015	10.369443	10.173900	-1.89%	25,339
2014	10.480927	10.369443	-1.06%	37,146
2013	10.634719	10.480927	-1.45%	55,991
2012	10.434896	10.634719	1.91%	58,828
2011	10.462925	10.434896	-0.27%	86,207

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.372941	20.407834	17.47%	1,894
2019	14.121658	17.372941	23.02%	2,150
2018	16.180749	14.121658	-12.73%	2,604
2017	14.393608	16.180749	12.42%	1,359
2016	12.095210	14.393608	19.00%	1,643
2015	12.916211	12.095210	-6.36%	2,005
2014	12.548417	12.916211	2.93%	1,384
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.605123	35.718790	58.01%	10,976
2019	16.779686	22.605123	34.72%	11,779
2018	18.337870	16.779686	-8.50%	13,688
2017	14.605797	18.337870	25.55%	15,631
2016	13.988065	14.605797	4.42%	19,676
2015	14.257593	13.988065	-1.89%	49,871
2014	13.962704	14.257593	2.11%	57,357
2013	10.232209	13.962704	36.46%	109,543
2012	9.066008	10.232209	12.86%	163,665
2011	9.637421	9.066008	-5.93%	199,766
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	44.548764	61.274763	37.55%	0
2019	34.155862	44.548764	30.43%	0
2018	37.131942	34.155862	-8.01%	0
2017	30.277713	37.131942	22.64%	0
2016	29.524392	30.277713	2.55%	0
2015	29.693842	29.524392	-0.57%	86
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.278657	10.469245	1.85%	4,001
2019	10.069254	10.278657	2.08%	4,145
2018	10.125289	10.069254	-0.55%	6,188
2017	10.193410	10.125289	-0.67%	6,418
2016	10.228737	10.193410	-0.35%	34,868
2015	10.370720	10.228737	-1.37%	43,039
2014	10.470129	10.370720	-0.95%	59,118
2013	10.569776	10.470129	-0.94%	100,471
2012	10.263924	10.569776	2.98%	119,704
2011	10.395049	10.263924	-1.26%	171,622

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.683982	40.826252	17.71%	228
2019	27.985845	34.683982	23.93%	0
2018	30.155664	27.985845	-7.20%	0
2017	25.862685	30.155664	16.60%	0
2016	23.910654	25.862685	8.16%	0
2015	24.400235	23.910654	-2.01%	0
2014	22.453312	24.400235	8.67%	298
2013	16.574207	22.453312	35.47%	303
2012	15.170157	16.574207	9.26%	13,498
2011	15.898247	15.170157	-4.58%	19,291
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.743997	12.476280	6.24%	1,311
2019	10.675226	11.743997	10.01%	2,615
2018	11.468941	10.675226	-6.92%	2,615
2017	10.274414	11.468941	11.63%	2,615
2016	9.242912	10.274414	11.16%	2,682
2015	10.338337	9.242912	-10.60%	40,044
2014	10.453566	10.338337	-1.10%	40,797
2013	10.606557	10.453566	-1.44%	42,437
2012*	10.000000	10.606557	6.07%	18,023
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.174117	11.724749	4.93%	553
2019	9.899511	11.174117	12.88%	553
2018	10.566087	9.899511	-6.31%	553
2017	9.775882	10.566087	8.08%	553
2016	8.770513	9.775882	11.46%	0
2015	9.124414	8.770513	-3.88%	0
2014	9.139699	9.124414	-0.17%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.776255	12.829874	8.95%	947
2019	11.187734	11.776255	5.26%	1,072
2018	11.847452	11.187734	-5.57%	1,526
2017	10.866940	11.847452	9.02%	2,728
2016	10.726126	10.866940	1.31%	15,803
2015	11.737190	10.726126	-8.61%	22,985
2014	11.886205	11.737190	-1.25%	25,738
2013	12.921925	11.886205	-8.02%	31,367
2012	12.473254	12.921925	3.60%	35,169
2011	11.685600	12.473254	6.74%	44,904

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.307185	11.453590	1.29%	34,783
2019	11.051564	11.307185	2.31%	33,606
2018	11.199964	11.051564	-1.33%	41,007
2017	11.235123	11.199964	-0.31%	87,596
2016	11.264522	11.235123	-0.26%	136,409
2015	11.418032	11.264522	-1.34%	183,142
2014	11.511662	11.418032	-0.81%	210,055
2013	11.720122	11.511662	-1.78%	248,091
2012	11.257793	11.720122	4.11%	228,296
2011	11.320459	11.257793	-0.55%	263,486
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.267274	10.324490	0.56%	7,142
2019	10.155113	10.267274	1.10%	6,621
2018	10.170728	10.155113	-0.15%	3,601
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.426367	12.208947	6.85%	5,502
2019	10.721997	11.426367	6.57%	4,430
2018	10.961333	10.721997	-2.18%	6,958
2017	10.621784	10.961333	3.20%	15,253
2016	10.516847	10.621784	1.00%	42,314
2015	10.646686	10.516847	-1.22%	28,152
2014	10.381645	10.646686	2.55%	30,457
2013	10.766121	10.381645	-3.57%	67,813
2012	9.987223	10.766121	7.80%	100,786
2011*	10.000000	9.987223	-0.13%	46,701
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.062585	24.666253	36.56%	1,340
2019	13.417125	18.062585	34.62%	293
2018	13.312726	13.417125	0.78%	317
2017	10.329495	13.312726	28.88%	339
2016*	10.000000	10.329495	3.29%	355
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.704356	22.848863	10.36%	4,046
2019	16.803660	20.704356	23.21%	4,575
2018	21.103472	16.803660	-20.37%	88
2017	16.933662	21.103472	24.62%	109
2016	17.632115	16.933662	-3.96%	247
2015	17.884671	17.632115	-1.41%	279
2014	19.487062	17.884671	-8.22%	310
2013	15.455309	19.487062	26.09%	342
2012	12.877022	15.455309	20.02%	377
2011	15.745956	12.877022	-18.22%	416
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.481120	34.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	13.005670	13.547013	4.16%	114
2019	10.130318	13.005670	28.38%	181
2018	11.245308	10.130318	-9.92%	419
2017*	10.000000	11.245308	12.45%	663
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.324079	55.136621	27.27%	1,999
2019	34.211434	43.324079	26.64%	2,022
2018	34.457750	34.211434	-0.71%	4,384
2017	27.491555	34.457750	25.34%	6,114
2016	31.274517	27.491555	-12.10%	5,476
2015	28.244689	31.274517	10.73%	16,788
2014	21.862749	28.244689	29.19%	65,112
2013	14.754064	21.862749	48.18%	53,056
2012	11.440381	14.754064	28.96%	54,085
2011	10.526842	11.440381	8.68%	55,343
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.717076	6.688167	16.99%	1,637
2019	5.206008	5.717076	9.82%	1,699
2018	7.388487	5.206008	-29.54%	1,689
2017	7.655398	7.388487	-3.49%	2,579
2016	5.421806	7.655398	41.20%	11,858
2015	8.297416	5.421806	-34.66%	1,491
2014	10.449910	8.297416	-20.60%	5,777
2013	9.623642	10.449910	8.59%	10,960
2012*	10.000000	9.623642	-3.76%	7,169
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.876782	6.891457	17.27%	1,559
2019	5.335977	5.876782	10.14%	1,698
2018	7.557622	5.335977	-29.40%	1,964
2017	7.808870	7.557622	-3.22%	2,077
2016	5.519062	7.808870	41.49%	2,901
2015	8.423515	5.519062	-34.48%	3,712
2014	10.576837	8.423515	-20.36%	14,321
2013	9.719512	10.576837	8.82%	21,000
2012*	10.000000	9.719512	-2.80%	26,918
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.776223	10.444765	-3.08%	0
2019*	10.000000	10.776223	7.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.846396	55.684135	55.34%	444
2019	29.168456	35.846396	22.89%	444
2018	29.247480	29.168456	-0.27%	444
2017	23.603195	29.247480	23.91%	444
2016	22.250117	23.603195	6.08%	3,764
2015	23.271260	22.250117	-4.39%	24,760
2014	24.090041	23.271260	-3.40%	10,184
2013	16.287702	24.090041	47.90%	12,307
2012	15.337524	16.287702	6.20%	12,988
2011	16.329136	15.337524	-6.07%	16,868

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.148585	13.567094	3.18%	0
2019	11.595188	13.148585	13.40%	0
2018	12.719340	11.595188	-8.84%	0
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	34.495180	34.782548	0.83%	0
2019	28.359895	34.495180	21.63%	0
2018	30.612974	28.359895	-7.36%	0
2017	26.231006	30.612974	16.71%	0
2016	23.999508	26.231006	9.30%	0
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	347
2011	14.021132	14.634801	4.38%	347
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.783689	8.834241	0.58%	0
2019	7.643243	8.783689	14.92%	0
2018*	10.000000	7.643243	-23.57%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	42.667806	43.267015	1.40%	0
2019	36.164081	42.667806	17.98%	0
2018	43.392711	36.164081	-16.66%	0
2017	39.075084	43.392711	11.05%	0
2016	31.819727	39.075084	22.80%	508
2015	34.289647	31.819727	-7.20%	589
2014	31.985756	34.289647	7.20%	371
2013	23.617220	31.985756	35.43%	743
2012	20.260226	23.617220	16.57%	822
2011	22.531759	20.260226	-10.08%	930
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.865911	14.947709	7.80%	4,136
2019	12.939440	13.865911	7.16%	4,175
2018	13.532451	12.939440	-4.38%	8,444
2017	13.264844	13.532451	2.02%	8,975
2016	12.913377	13.264844	2.72%	10,887
2015	13.455468	12.913377	-4.03%	10,943
2014	13.237451	13.455468	1.65%	12,979
2013	14.699118	13.237451	-9.94%	14,607
2012	13.911245	14.699118	5.66%	15,819
2011	12.650935	13.911245	9.96%	15,620

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.781144	35.949446	9.67%	0
2019	26.920898	32.781144	21.77%	0
2018	29.481945	26.920898	-8.69%	0
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	0
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	32.106554	31.943516	-0.51%	2,750
2019	25.294799	32.106554	26.93%	3,750
2018	29.537182	25.294799	-14.36%	8,831
2017	26.928079	29.537182	9.69%	8,514
2016	22.298890	26.928079	20.76%	9,481
2015	23.025180	22.298890	-3.15%	8,893
2014	20.130619	23.025180	14.38%	9,099
2013	15.748872	20.130619	27.82%	11,069
2012	13.770885	15.748872	14.36%	12,039
2011	14.113318	13.770885	-2.43%	13,744
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.586078	34.315333	-0.78%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.624526	12.240635	5.30%	1,600
2019	10.284953	11.624526	13.02%	2,666
2018	10.764030	10.284953	-4.45%	2,851
2017	10.215472	10.764030	5.37%	2,845
2016	9.201575	10.215472	11.02%	4,191
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.501329	11.216118	6.81%	2,700
2019	9.777700	10.501329	7.40%	828
2018	10.009780	9.777700	-2.32%	828
2017	9.856092	10.009780	1.56%	828
2016	9.775523	9.856092	0.82%	828
2015*	10.000000	9.775523	-2.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.580039	14.858959	1.91%	0
2019	11.624806	14.580039	25.42%	0
2018	12.761318	11.624806	-8.91%	0
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.686764	21.007952	18.78%	3,756
2019	15.264116	17.686764	15.87%	3,756
2018	16.785902	15.264116	-9.07%	3,757
2017	15.001598	16.785902	11.89%	3,757
2016	14.686033	15.001598	2.15%	5,111
2015	15.075762	14.686033	-2.59%	5,112
2014	15.030474	15.075762	0.30%	5,113
2013	13.350274	15.030474	12.59%	4,184
2012	12.338136	13.350274	8.20%	4,185
2011	13.012002	12.338136	-5.18%	3,700
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	3,167
2019	11.098105	13.088827	17.94%	2,171
2018	13.378083	11.098105	-17.04%	2,171
2017	11.817555	13.378083	13.21%	2,171
2016	10.424458	11.817555	13.36%	2,171
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.949358	52.201148	8.87%	383
2019	39.872248	47.949358	20.26%	1,587
2018	44.520294	39.872248	-10.44%	2,124
2017	40.249806	44.520294	10.61%	2,640
2016	32.532659	40.249806	23.72%	3,543
2015	33.850236	32.532659	-3.89%	2,701
2014	32.724659	33.850236	3.44%	2,703
2013	23.633971	32.724659	38.46%	3,300
2012	20.752350	23.633971	13.89%	3,563
2011	20.971090	20.752350	-1.04%	4,648
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.378924	44.454313	15.83%	1,965
2019	29.808965	38.378924	28.75%	1,877
2018	31.842237	29.808965	-6.39%	1,965
2017	26.695664	31.842237	19.28%	3,546
2016	24.343383	26.695664	9.66%	4,583
2015	24.526219	24.343383	-0.75%	7,738
2014	22.037215	24.526219	11.29%	9,596
2013	17.004166	22.037215	29.60%	12,888
2012	14.965480	17.004166	13.62%	12,853
2011	14.965816	14.965480	0.00%	13,120

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	34.259259	41.592990	21.41%	0
2019	25.641326	34.259259	33.61%	0
2018	28.053225	25.641326	-8.60%	0
2017	22.445563	28.053225	24.98%	0
2016	21.191790	22.445563	5.92%	0
2015	22.137140	21.191790	-4.27%	0
2014	20.864105	22.137140	6.10%	828
2013	17.548607	20.864105	18.89%	1,044
2012	16.193027	17.548607	8.37%	1,084
2011	15.133209	16.193027	7.00%	1,204
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.251058	29.711425	17.66%	0
2019	21.122224	25.251058	19.55%	0
2018	26.597889	21.122224	-20.59%	0
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.032478	11.540619	4.61%	0
2019	9.622050	11.032478	14.66%	0
2018	10.186724	9.622050	-5.54%	0
2017*	10.000000	10.186724	1.87%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.016287	16.379543	-3.74%	772
2019	13.539790	17.016287	25.68%	707
2018	16.568660	13.539790	-18.28%	663
2017	15.065852	16.568660	9.97%	726
2016	11.679458	15.065852	28.99%	1,824
2015	12.689419	11.679458	-7.96%	1,485
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.954316	10.994549	0.37%	2,143
2019	10.396486	10.954316	5.37%	2,134
2018	10.575550	10.396486	-1.69%	3,730
2017	10.389390	10.575550	1.79%	6,124
2016	9.690925	10.389390	7.21%	3,306
2015	9.947197	9.690925	-2.58%	543
2014	10.051420	9.947197	-1.04%	4,681

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.671759	10.575220	-0.90%	0
2019	9.044102	10.671759	18.00%	0
2018*	10.000000	9.044102	-9.56%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.621983	15.518945	6.13%	726
2019	13.611641	14.621983	7.42%	735
2018	13.943436	13.611641	-2.38%	1,799
2017	13.657464	13.943436	2.09%	1,836
2016	13.405476	13.657464	1.88%	2,426
2015	13.683583	13.405476	-2.03%	2,506
2014	13.434163	13.683583	1.86%	2,579
2013	13.550919	13.434163	-0.86%	4,260
2012	12.583144	13.550919	7.69%	4,349
2011	12.537641	12.583144	0.36%	4,444
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.460310	13.471246	28.78%	0
2019	8.228260	10.460310	27.13%	0
2018*	10.000000	8.228260	-17.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	18.125334	20.018503	10.44%	6,783
2019	15.913660	18.125334	13.90%	4,420
2018	16.893833	15.913660	-5.80%	4,456
2017	15.220049	16.893833	11.00%	8,678
2016	14.698109	15.220049	3.55%	8,714
2015	15.016756	14.698109	-2.12%	24,076
2014	14.644250	15.016756	2.54%	25,780
2013	13.147371	14.644250	11.39%	26,503
2012	11.974613	13.147371	9.79%	27,734
2011	12.221123	11.974613	-2.02%	24,684
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.801810	22.353469	12.89%	1,988
2019	16.786744	19.801810	17.96%	2,278
2018	18.165334	16.786744	-7.59%	2,577
2017	15.877997	18.165334	14.41%	2,880
2016	15.250512	15.877997	4.11%	3,202
2015	15.569968	15.250512	-2.05%	3,558
2014	15.127960	15.569968	2.92%	3,908
2013	13.295195	15.127960	13.79%	4,267
2012	11.949934	13.295195	11.26%	4,664
2011	12.296505	11.949934	-2.82%	5,109

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.843855	25.071793	14.78%	0
2019	17.886230	21.843855	22.13%	0
2018	19.771228	17.886230	-9.53%	0
2017	16.646835	19.771228	18.77%	0
2016	15.903114	16.646835	4.68%	0
2015	16.247758	15.903114	-2.12%	0
2014	15.764209	16.247758	3.07%	0
2013	13.195500	15.764209	19.47%	0
2012	11.642957	13.195500	13.33%	0
2011	12.176394	11.642957	-4.38%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.664292	16.420866	20.17%	7,300
2019	11.188353	13.664292	22.13%	2,805
2018	11.899783	11.188353	-5.98%	0
2017	10.414297	11.899783	14.26%	1,534
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.760722	56.079895	28.15%	0
2019	33.877116	43.760722	29.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.274753	8.767000	-33.96%	2,047
2019	12.283797	13.274753	8.07%	2,260
2018	16.594959	12.283797	-25.98%	5,873
2017	17.345422	16.594959	-4.33%	5,926
2016	13.202890	17.345422	31.38%	6,548
2015	16.931087	13.202890	-22.02%	6,608
2014	19.724711	16.931087	-14.16%	7,143
2013	16.146646	19.724711	22.16%	8,000
2012	15.668033	16.146646	3.05%	13,701
2011	16.795613	15.668033	-6.71%	14,665
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	31.064413	32.536083	4.74%	6,064
2019	24.836916	31.064413	25.07%	6,164
2018	27.599393	24.836916	-10.01%	9,271
2017	24.897295	27.599393	10.85%	10,377
2016	21.494481	24.897295	15.83%	10,109
2015	22.810831	21.494481	-5.77%	18,479
2014	21.369676	22.810831	6.74%	18,252
2013	16.989318	21.369676	25.78%	19,939
2012	14.750481	16.989318	15.18%	26,396
2011	14.892313	14.750481	-0.95%	27,478

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.704609	15.568133	5.87%	0
2019	11.523465	14.704609	27.61%	0
2018	12.897537	11.523465	-10.65%	0
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.763528	61.817933	41.25%	3,594
2019	33.196141	43.763528	31.83%	3,411
2018	33.885479	33.196141	-2.03%	2,878
2017	25.541897	33.885479	32.67%	2,889
2016	25.814111	25.541897	-1.05%	967
2015	24.539551	25.814111	5.19%	1,270
2014	22.464534	24.539551	9.24%	615
2013	16.786436	22.464534	33.83%	1,160
2012	14.912234	16.786436	12.57%	1,417
2011	15.159132	14.912234	-1.63%	1,433
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.998359	16.110794	7.42%	14,239
2019	13.932018	14.998359	7.65%	15,477
2018	14.272149	13.932018	-2.38%	20,110
2017	13.946824	14.272149	2.33%	22,106
2016	13.565521	13.946824	2.81%	29,629
2015	13.904259	13.565521	-2.44%	28,222
2014	13.378745	13.904259	3.93%	31,863
2013	13.883368	13.378745	-3.63%	33,496
2012	13.360935	13.883368	3.91%	43,619
2011	12.685157	13.360935	5.33%	37,918
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.944529	54.447024	15.98%	4,505
2019	38.732590	46.944529	21.20%	4,573
2018	46.189551	38.732590	-16.14%	7,779
2017	38.941045	46.189551	18.61%	8,257
2016	35.356804	38.941045	10.14%	11,410
2015	36.526674	35.356804	-3.20%	11,582
2014	35.008988	36.526674	4.34%	13,263
2013	26.185373	35.008988	33.70%	16,994
2012	23.229340	26.185373	12.73%	29,999
2011	26.480213	23.229340	-12.28%	32,082

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.666893	31.398650	13.49%	833
2019	22.052184	27.666893	25.46%	2,133
2018	26.385846	22.052184	-16.42%	2,188
2017	20.627731	26.385846	27.91%	2,233
2016	22.128001	20.627731	-6.78%	3,144
2015	21.770183	22.128001	1.64%	1,897
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.661601	12.530077	-8.28%	1,618
2019	11.292246	13.661601	20.98%	1,414
2018	12.268895	11.292246	-7.96%	1,622
2017	12.014684	12.268895	2.12%	1,633
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	39.571583	42.061356	6.29%	299
2019	29.989021	39.571583	31.95%	324
2018	36.944188	29.989021	-18.83%	305
2017	31.526215	36.944188	17.19%	320
2016	29.318976	31.526215	7.53%	332
2015	30.777689	29.318976	-4.74%	339
2014	29.365563	30.777689	4.81%	357
2013	22.923545	29.365563	28.10%	1,117
2012	18.334851	22.923545	25.03%	1,142
2011	20.483684	18.334851	-10.49%	1,149
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.734686	16.201595	9.96%	0
2019	12.493206	14.734686	17.94%	0
2018	14.053517	12.493206	-11.10%	0
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	0
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	295
2013	10.067148	12.260892	21.79%	296
2012	8.871033	10.067148	13.48%	296
2011	9.156174	8.871033	-3.11%	296

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.805796	17.642443	-0.92%	11,550
2019	15.591485	17.805796	14.20%	11,702
2018	16.559143	15.591485	-5.84%	11,738
2017	15.343425	16.559143	7.92%	12,745
2016	13.674555	15.343425	12.20%	11,285
2015	14.951683	13.674555	-8.54%	11,812
2014	14.524375	14.951683	2.94%	15,919
2013	12.954481	14.524375	12.12%	15,700
2012	11.686925	12.954481	10.85%	32,282
2011	11.599971	11.686925	0.75%	28,230
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	38.005008	43.369282	14.11%	1,726
2019	29.886519	38.005008	27.16%	1,853
2018	31.999186	29.886519	-6.60%	2,640
2017	26.972662	31.999186	18.64%	2,676
2016	23.620681	26.972662	14.19%	2,862
2015	24.913618	23.620681	-5.19%	2,899
2014	23.287348	24.913618	6.98%	5,037
2013	18.248147	23.287348	27.61%	5,425
2012	16.564188	18.248147	10.17%	9,116
2011	15.880295	16.564188	4.31%	10,006
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.454960	44.978414	3.51%	4,134
2019	34.952242	43.454960	24.33%	4,067
2018	40.774303	34.952242	-14.28%	6,578
2017	37.446660	40.774303	8.89%	6,773
2016	29.229900	37.446660	28.11%	8,065
2015	32.074607	29.229900	-8.87%	9,827
2014	32.411142	32.074607	-1.04%	10,780
2013	24.176676	32.411142	34.06%	11,525
2012	20.754378	24.176676	16.49%	11,872
2011	21.915273	20.754378	-5.30%	12,652
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.170448	14.033605	15.31%	919
2019	9.762143	12.170448	24.67%	920
2018	11.782998	9.762143	-17.15%	914
2017	8.527895	11.782998	38.17%	914
2016	7.379098	8.527895	15.57%	3,626
2015	9.327694	7.379098	-20.89%	3,929
2014*	10.000000	9.327694	-6.72%	4,116

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.136699	21.530241	-2.74%	3,563
2019	19.991864	22.136699	10.73%	3,427
2018	24.029533	19.991864	-16.80%	3,352
2017	20.925913	24.029533	14.83%	4,718
2016	19.841566	20.925913	5.47%	5,795
2015	21.564395	19.841566	-7.99%	5,822
2014	24.660268	21.564395	-12.55%	6,852
2013	20.379728	24.660268	21.00%	0
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.394824	8.756263	-6.80%	15,092
2019	9.359189	9.394824	0.38%	15,978
2018	9.331401	9.359189	0.30%	24,074
2017	9.303556	9.331401	0.30%	23,581
2016	9.184531	9.303556	1.30%	25,481
2015	9.753773	9.184531	-5.84%	25,565
2014	9.733945	9.753773	0.20%	31,125
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.804350	13.117758	2.45%	0
2019	11.624926	12.804350	10.15%	0
2018	12.350519	11.624926	-5.88%	0
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.051313	10.555082	5.01%	0
2019	9.386658	10.051313	7.08%	0
2018*	10.000000	9.386658	-6.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.840661	10.398616	5.67%	0
2019	9.523250	9.840661	3.33%	0
2018	10.196385	9.523250	-6.60%	0
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.141771	32.335152	39.73%	1
2019	17.238590	23.141771	34.24%	0
2018	18.229719	17.238590	-5.44%	0
2017	14.583656	18.229719	25.00%	0
2016	14.527137	14.583656	0.39%	0
2015	14.093885	14.527137	3.07%	0
2014	13.241411	14.093885	6.44%	0
2013	9.625937	13.241411	37.56%	0
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.632584	46.33%	790
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	43.713586	54.773171	25.30%	4,705
2019	33.794519	43.713586	29.35%	4,681
2018	39.658991	33.794519	-14.79%	5,728
2017	29.564137	39.658991	34.15%	6,905
2016	30.090800	29.564137	-1.75%	8,420
2015	29.496880	30.090800	2.01%	11,619
2014	29.372625	29.496880	0.42%	10,650
2013	23.505623	29.372625	24.96%	0
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.736196	10.880474	1.34%	2,703
2019	9.864490	10.736196	8.84%	2,706
2018	10.502529	9.864490	-6.08%	1,649
2017	10.065245	10.502529	4.34%	1,456
2016	9.625427	10.065245	4.57%	1,649
2015	10.031931	9.625427	-4.05%	1,664
2014	9.947216	10.031931	0.85%	1,679
2013	10.146203	9.947216	-1.96%	5,950
2012*	10.000000	10.146203	1.46%	2,554
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.724111	38.847417	11.87%	4,999
2019	26.787088	34.724111	29.63%	5,408
2018	29.623933	26.787088	-9.58%	7,495
2017	25.810440	29.623933	14.78%	11,286
2016	23.566334	25.810440	9.52%	15,051
2015	23.227876	23.566334	1.46%	16,013
2014	21.381734	23.227876	8.63%	18,702
2013	16.531856	21.381734	29.34%	18,142
2012	14.408177	16.531856	14.74%	17,430
2011	14.688167	14.408177	-1.91%	15,691

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.307731	17.481388	7.20%	0
2019	13.254346	16.307731	23.04%	0
2018	15.238779	13.254346	-13.02%	0
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	46.133074	54.308755	17.72%	3,296
2019	37.169476	46.133074	24.12%	3,463
2018	42.227669	37.169476	-11.98%	3,523
2017	37.671968	42.227669	12.09%	3,686
2016	32.533439	37.671968	15.79%	4,052
2015	35.207989	32.533439	-7.60%	4,825
2014	32.045669	35.207989	9.87%	5,248
2013	23.158650	32.045669	38.37%	4,749
2012	20.001744	23.158650	15.78%	13,275
2011	20.822521	20.001744	-3.94%	16,397
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.858347	12.932900	19.11%	3,278
2019	8.624239	10.858347	25.90%	3,680
2018	10.895617	8.624239	-20.85%	3,656
2017	8.756554	10.895617	24.43%	3,640
2016	9.146919	8.756554	-4.27%	720
2015	9.015644	9.146919	1.46%	720
2014*	10.000000	9.015644	-9.84%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.455999	19.560480	12.06%	1,353
2019	14.567317	17.455999	19.83%	1,894
2018	15.657141	14.567317	-6.96%	1,903
2017	13.452753	15.657141	16.39%	1,903
2016	14.031260	13.452753	-4.12%	3,385
2015	15.558006	14.031260	-9.81%	5,926
2014	16.689770	15.558006	-6.78%	4,601
2013	13.554536	16.689770	23.13%	6,376
2012	11.558890	13.554536	17.27%	5,866
2011	12.658677	11.558890	-8.69%	7,678

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.692760	14.285840	4.33%	0
2019	12.514667	13.692760	9.41%	823
2018	12.994093	12.514667	-3.69%	835
2017	12.378099	12.994093	4.98%	1,523
2016	10.826354	12.378099	14.33%	4,248
2015	11.767901	10.826354	-8.00%	3,519
2014	11.735716	11.767901	0.27%	1,621
2013	10.793279	11.735716	8.73%	5,838
2012*	10.000000	10.793279	7.93%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.002824	32.260470	46.62%	0
2019	16.210228	22.002824	35.73%	0
2018	16.484926	16.210228	-1.67%	0
2017	13.201472	16.484926	24.87%	661
2016	12.642371	13.201472	4.42%	661
2015	13.636142	12.642371	-7.29%	661
2014	12.846881	13.636142	6.14%	661
2013	10.047642	12.846881	27.86%	0
2012*	10.000000	10.047642	0.48%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.611526	36.591812	12.21%	0
2019	27.104621	32.611526	20.32%	0
2018	27.429486	27.104621	-1.18%	0
2017	23.595162	27.429486	16.25%	0
2016	22.984024	23.595162	2.66%	0
2015	23.262259	22.984024	-1.20%	0
2014	21.841141	23.262259	6.51%	0
2013	18.527280	21.841141	17.89%	0
2012	16.607932	18.527280	11.56%	0
2011	16.651767	16.607932	-0.26%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.434719	11.320374	8.49%	825
2019	9.704064	10.434719	7.53%	0
2018	9.991251	9.704064	-2.87%	0
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	0
2015*	10.000000	9.766197	-2.34%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	55.726100	76.239773	36.81%	290
2019	41.381961	55.726100	34.66%	1,339
2018	41.347993	41.381961	0.08%	1,413
2017	32.322657	41.347993	27.92%	1,549
2016	32.220910	32.322657	0.32%	3,194
2015	29.252806	32.220910	10.15%	3,935
2014	27.407642	29.252806	6.73%	3,573
2013	21.280441	27.407642	28.79%	6,497
2012	17.461218	21.280441	21.87%	4,476
2011	19.068241	17.461218	-8.43%	3,742
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.164701	49.189758	48.32%	145
2019	23.272979	33.164701	42.50%	369
2018	23.440473	23.272979	-0.71%	405
2017	16.437551	23.440473	42.60%	441
2016	14.671792	16.437551	12.04%	516
2015	14.248429	14.671792	2.97%	353
2014	13.242263	14.248429	7.60%	1,415
2013	9.939732	13.242263	33.23%	3,022
2012*	10.000000	9.939732	-0.60%	3,177
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	32.162464	36.718599	14.17%	917
2019	25.796094	32.162464	24.68%	917
2018	30.894428	25.796094	-16.50%	967
2017	24.001567	30.894428	28.72%	1,040
2016	26.144451	24.001567	-8.20%	1,095
2015	29.134916	26.144451	-10.26%	2,977
2014	33.685224	29.134916	-13.51%	3,327
2013	29.954850	33.685224	12.45%	3,823
2012	26.897782	29.954850	11.37%	5,219
2011	40.399054	26.897782	-33.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.098133	9.809835	-2.85%	914
2019	8.686430	10.098133	16.25%	967
2018	10.840110	8.686430	-19.87%	1,024
2017	8.617781	10.840110	25.79%	1,082
2016	7.250773	8.617781	18.85%	0
2015	9.217400	7.250773	-21.34%	0
2014	9.822798	9.217400	-6.16%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.568835	11.172116	5.71%	2
2019	9.907472	10.568835	6.68%	0
2018	10.173897	9.907472	-2.62%	0
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.243248	31.864961	43.26%	0
2019	16.000598	22.243248	39.02%	0
2018	16.546432	16.000598	-3.30%	0
2017	13.309889	16.546432	24.32%	0
2016	12.431862	13.309889	7.06%	0
2015	12.911061	12.431862	-3.71%	0
2014	14.184069	12.911061	-8.97%	677
2013	10.207292	14.184069	38.96%	783
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.889922	39.500029	1.57%	7,403
2019	30.517694	38.889922	27.43%	9,087
2018	34.600307	30.517694	-11.80%	11,238
2017	29.963096	34.600307	15.48%	11,882
2016	26.762192	29.963096	11.96%	12,553
2015	27.453783	26.762192	-2.52%	11,845
2014	25.317220	27.453783	8.44%	13,168
2013	18.974532	25.317220	33.43%	15,523
2012	16.640806	18.974532	14.02%	17,003
2011	16.990082	16.640806	-2.06%	20,497
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.835917	12.315349	13.65%	2
2019*	10.000000	10.835917	8.36%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.660488	25.620747	18.28%	5,786
2019	17.518591	21.660488	23.64%	5,053
2018	19.723043	17.518591	-11.18%	6,064
2017	15.804161	19.723043	24.80%	5,006
2016	15.466300	15.804161	2.18%	6,755
2015	14.783438	15.466300	4.62%	6,649
2014	14.855551	14.783438	-0.49%	4,801
2013	11.828295	14.855551	25.59%	4,438
2012	10.369104	11.828295	14.07%	3,262
2011	10.728047	10.369104	-3.35%	2,633
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.339481	20.849655	20.24%	0
2019	12.624147	17.339481	37.35%	0
2018	12.757122	12.624147	-1.04%	0
2017	10.120059	12.757122	26.06%	0
2016	9.716533	10.120059	4.15%	0
2015*	10.000000	9.716533	-2.83%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.295475	32.95%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.607337	36.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.444142	15.285858	5.83%	4,304
2019	13.270872	14.444142	8.84%	2,141
2018	13.611808	13.270872	-2.50%	2,121
2017	13.062532	13.611808	4.20%	2,122
2016	12.539528	13.062532	4.17%	1,686
2015	12.850372	12.539528	-2.42%	0
2014	12.140796	12.850372	5.84%	0
2013	12.410211	12.140796	-2.17%	0
2012	11.550641	12.410211	7.44%	0
2011	11.136196	11.550641	3.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.793089	26.784748	3.84%	0
2019	22.959239	25.793089	12.34%	0
2018	25.103085	22.959239	-8.54%	0
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.728526	11.375149	-3.01%	0
2019	9.321553	11.728526	25.82%	0
2018	10.285437	9.321553	-9.37%	0
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.353470	23.982296	12.31%	0
2019	17.500316	21.353470	22.02%	0
2018	19.162658	17.500316	-8.67%	0
2017	16.570403	19.162658	15.64%	0
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	0
2013	13.275050	17.232436	29.81%	0
2012	11.002007	13.275050	20.66%	0
2011	11.283324	11.002007	-2.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.194918	19.574163	48.35%	5,927
2019	10.094597	13.194918	30.71%	7,775
2018	12.312129	10.094597	-18.01%	14,961
2017	9.966622	12.312129	23.53%	17,027
2016	10.384934	9.966622	-4.03%	23,851
2015	10.623347	10.384934	-2.24%	23,687
2014	10.944064	10.623347	-2.93%	25,499
2013	9.185849	10.944064	19.14%	25,323
2012	8.081307	9.185849	13.67%	25,126
2011	9.086965	8.081307	-11.07%	26,171
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.296206	21.265488	10.21%	116,250
2019	16.235731	19.296206	18.85%	127,328
2018	17.365896	16.235731	-6.51%	133,378
2017	15.240492	17.365896	13.95%	136,691
2016	14.208866	15.240492	7.26%	137,304
2015	14.299178	14.208866	-0.63%	142,451
2014	13.840957	14.299178	3.31%	148,933
2013	11.409307	13.840957	21.31%	168,643
2012	10.020388	11.409307	13.86%	169,561
2011	10.089236	10.020388	-0.68%	156,049
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.064110	12.963930	7.46%	5,328
2019	11.249684	12.064110	7.24%	4,773
2018	11.557677	11.249684	-2.66%	6,562
2017	11.379622	11.557677	1.56%	11,262
2016	11.265560	11.379622	1.01%	11,039
2015	11.475254	11.265560	-1.83%	11,061
2014	11.108794	11.475254	3.30%	9,026
2013	11.587676	11.108794	-4.13%	10,159
2012	11.219328	11.587676	3.28%	22,169
2011	10.783999	11.219328	4.04%	22,963
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.811455	30.443345	27.85%	6,355
2019	17.954280	23.811455	32.62%	7,649
2018	20.146206	17.954280	-10.88%	8,183
2017	15.632004	20.146206	28.88%	8,575
2016	15.855794	15.632004	-1.41%	8,646
2015	15.124041	15.855794	4.84%	11,318
2014	15.092915	15.124041	0.21%	8,955
2013	11.923253	15.092915	26.58%	10,374
2012	9.925368	11.923253	20.13%	13,444
2011	11.121844	9.925368	-10.76%	14,456

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.616445	38.187475	49.07%	12,228
2019	19.981370	25.616445	28.20%	14,430
2018	20.442305	19.981370	-2.25%	17,082
2017	16.255186	20.442305	25.76%	21,011
2016	15.145964	16.255186	7.32%	20,506
2015	14.462710	15.145964	4.72%	22,353
2014	13.600737	14.462710	6.34%	24,055
2013	10.664096	13.600737	27.54%	22,494
2012	9.231445	10.664096	15.52%	31,161
2011	9.842687	9.231445	-6.21%	36,393
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.449601	22.754035	11.27%	870
2019	16.537434	20.449601	23.66%	896
2018	17.183320	16.537434	-3.76%	911
2017	14.321589	17.183320	19.98%	1,351
2016	13.101235	14.321589	9.31%	14,971
2015	13.171150	13.101235	-0.53%	19,931
2014	12.143349	13.171150	8.46%	6,122
2013	9.280938	12.143349	30.84%	6,666
2012	8.057376	9.280938	15.19%	12,674
2011	8.375360	8.057376	-3.80%	13,141
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.668532	17.067736	2.39%	7,088
2019	15.516866	16.668532	7.42%	7,686
2018	16.149269	15.516866	-3.92%	8,644
2017	15.433929	16.149269	4.63%	10,048
2016	14.435943	15.433929	6.91%	10,389
2015	15.107336	14.435943	-4.44%	13,673
2014	14.779017	15.107336	2.22%	14,314
2013	15.190129	14.779017	-2.71%	11,340
2012	13.753001	15.190129	10.45%	13,380
2011	13.241444	13.753001	3.86%	15,154
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.939612	37.836861	8.29%	2,882
2019	27.520589	34.939612	26.96%	3,073
2018	28.048419	27.520589	-1.88%	4,937
2017	23.704189	28.048419	18.33%	5,676
2016	21.670555	23.704189	9.38%	8,891
2015	21.878120	21.670555	-0.95%	14,839
2014	19.884247	21.878120	10.03%	17,402
2013	15.450290	19.884247	28.70%	17,385
2012	13.792245	15.450290	12.02%	17,759
2011	13.963239	13.792245	-1.22%	18,851

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.572807	35.158436	1.69%	3,784
2019	27.664008	34.572807	24.97%	2,824
2018	30.382996	27.664008	-8.95%	3,714
2017	26.235044	30.382996	15.81%	4,010
2016	22.675525	26.235044	15.70%	4,799
2015	24.650395	22.675525	-8.01%	4,910
2014	22.998312	24.650395	7.18%	5,682
2013	17.274269	22.998312	33.14%	5,572
2012	14.856263	17.274269	16.28%	5,694
2011	15.492312	14.856263	-4.11%	6,657
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.145807	12.562917	12.71%	0
2019	9.854292	11.145807	13.11%	0
2018	10.942366	9.854292	-9.94%	0
2017	9.389012	10.942366	16.54%	0
2016	9.265636	9.389012	1.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.382124	18.144613	10.76%	0
2019	13.430483	16.382124	21.98%	0
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.701469	15.866600	7.93%	12,294
2019	12.859878	14.701469	14.32%	13,076
2018	13.939075	12.859878	-7.74%	13,631
2017	12.641582	13.939075	10.26%	14,116
2016	12.107042	12.641582	4.42%	14,498
2015	12.435649	12.107042	-2.64%	15,054
2014	12.117125	12.435649	2.63%	14,166
2013	10.739944	12.117125	12.82%	15,056
2012	9.827937	10.739944	9.28%	13,926
2011	10.123577	9.827937	-2.92%	30,192

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.832681	17.365838	9.68%	29,216
2019	13.381603	15.832681	18.32%	29,254
2018	14.808819	13.381603	-9.64%	32,208
2017	12.994971	14.808819	13.96%	55,830
2016	12.304774	12.994971	5.61%	64,457
2015	12.673240	12.304774	-2.91%	75,271
2014	12.301449	12.673240	3.02%	66,864
2013	10.310816	12.301449	19.31%	71,238
2012	9.220877	10.310816	11.82%	67,853
2011	9.705119	9.220877	-4.99%	70,634
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.875798	13.631799	5.87%	0
2019	11.823523	12.875798	8.90%	3,507
2018	12.338275	11.823523	-4.17%	4,192
2017	11.788755	12.338275	4.66%	4,893
2016	11.451654	11.788755	2.94%	8,189
2015	11.723899	11.451654	-2.32%	8,918
2014	11.529829	11.723899	1.68%	9,643
2013	11.166474	11.529829	3.25%	10,372
2012	10.556847	11.166474	5.77%	11,124
2011	10.578841	10.556847	-0.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.310105	12.723865	3.36%	0
2019	10.988105	12.310105	12.03%	0
2018	12.009977	10.988105	-8.51%	0
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.806455	13.528967	5.64%	1,236
2019	11.276391	12.806455	13.57%	1,284
2018	12.333131	11.276391	-8.57%	1,333
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.316910	16.682973	8.92%	44,303
2019	13.175352	15.316910	16.25%	56,434
2018	14.412127	13.175352	-8.58%	61,592
2017	12.850669	14.412127	12.15%	68,296
2016	12.234537	12.850669	5.04%	72,338
2015	12.567429	12.234537	-2.65%	76,726
2014	12.213602	12.567429	2.90%	81,144
2013	10.536222	12.213602	15.92%	85,505
2012	9.529175	10.536222	10.57%	143,201
2011	9.915082	9.529175	-3.89%	150,451
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.092953	17.776923	10.46%	1,813
2019	13.380078	16.092953	20.28%	2,526
2018	15.026958	13.380078	-10.96%	3,184
2017	12.933574	15.026958	16.19%	3,843
2016	12.215941	12.933574	5.87%	4,584
2015	12.604625	12.215941	-3.08%	5,390
2014	12.250727	12.604625	2.89%	6,152
2013	10.017858	12.250727	22.29%	6,963
2012	8.885150	10.017858	12.75%	7,910
2011	9.471826	8.885150	-6.19%	8,940
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.185568	15.222584	7.31%	0
2019	12.612433	14.185568	12.47%	845
2018	13.459795	12.612433	-6.30%	963
2017	12.447526	13.459795	8.13%	1,083
2016	11.933614	12.447526	4.31%	5,979
2015	12.258239	11.933614	-2.65%	5,161
2014	11.968960	12.258239	2.42%	5,418
2013	10.934659	11.968960	9.46%	5,683
2012	10.098600	10.934659	8.28%	5,930
2011	10.290272	10.098600	-1.86%	5,991
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.243873	15.776940	3.50%	9,495
2019	13.772071	15.243873	10.69%	9,243
2018	16.602115	13.772071	-17.05%	13,011
2017	13.747984	16.602115	20.76%	13,088
2016	13.816837	13.747984	-0.50%	16,754
2015	14.611837	13.816837	-5.44%	15,923
2014	16.166548	14.611837	-9.62%	17,056
2013	13.680366	16.166548	18.17%	17,175
2012	11.628298	13.680366	17.65%	17,465
2011	13.493927	11.628298	-13.83%	19,166
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.743064	17.43%	95

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	13.053146	13.714146	5.06%	5,914
2019	12.203948	13.053146	6.96%	5,939
2018	12.489403	12.203948	-2.29%	7,057
2017	12.182745	12.489403	2.52%	7,754
2016	11.790163	12.182745	3.33%	6,169
2015	12.088315	11.790163	-2.47%	6,108
2014	11.735766	12.088315	3.00%	8,815
2013	12.185985	11.735766	-3.69%	10,009
2012	11.522414	12.185985	5.76%	10,071
2011	11.021687	11.522414	4.54%	11,223
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.922442	14.938163	7.30%	1,429
2019	12.910242	13.922442	7.84%	1,432
2018	13.314864	12.910242	-3.04%	1,509
2017	13.039576	13.314864	2.11%	1,499
2016	12.823240	13.039576	1.69%	561
2015	13.099503	12.823240	-2.11%	579
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	407
2011	11.972943	12.494405	4.36%	607
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.565858	10.785884	2.08%	0
2019	10.074180	10.565858	4.88%	0
2018*	10.000000	10.074180	0.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.593280	39.575982	11.19%	995
2019	29.488429	35.593280	20.70%	1,028
2018	36.396705	29.488429	-18.98%	2,830
2017	26.190423	36.396705	38.97%	3,114
2016	24.763164	26.190423	5.76%	2,779
2015	30.042910	24.763164	-17.57%	2,779
2014	32.387391	30.042910	-7.24%	2,829
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.301059	25.350646	4.32%	1,180
2019	21.523458	24.301059	12.90%	1,204
2018	22.551714	21.523458	-4.56%	1,743
2017	21.466863	22.551714	5.05%	1,876
2016	19.109692	21.466863	12.33%	1,930
2015	19.940363	19.109692	-4.17%	1,684
2014	19.760630	19.940363	0.91%	1,703
2013	18.755489	19.760630	5.36%	255
2012	16.639082	18.755489	12.72%	255
2011	16.287204	16.639082	2.16%	255

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.867532	13.431843	4.39%	12,097
2019	12.305168	12.867532	4.57%	8,325
2018	12.512368	12.305168	-1.66%	13,481
2017	12.455646	12.512368	0.46%	14,863
2016	12.564431	12.455646	-0.87%	18,542
2015	12.782639	12.564431	-1.71%	17,607
2014	12.422870	12.782639	2.90%	19,902
2013	13.158533	12.422870	-5.59%	19,417
2012	12.976355	13.158533	1.40%	22,907
2011	12.294754	12.976355	5.54%	21,061
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.182322	9.057401	-1.36%	24,400
2019	9.168296	9.182322	0.15%	34,390
2018	9.190385	9.168296	-0.24%	44,149
2017	9.300210	9.190385	-1.18%	32,727
2016	9.450299	9.300210	-1.59%	38,586
2015	9.603961	9.450299	-1.60%	26,134
2014	9.760122	9.603961	-1.60%	56,685
2013	9.918820	9.760122	-1.60%	39,955
2012	10.080544	9.918820	-1.60%	45,945
2011	10.243993	10.080544	-1.60%	79,479
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.130232	10.734200	5.96%	0
2019	8.657511	10.130232	17.01%	0
2018	10.327891	8.657511	-16.17%	0
2017	8.259168	10.327891	25.05%	0
2016	8.340239	8.259168	-0.97%	2,117
2015	8.757950	8.340239	-4.77%	2,089
2014	8.964887	8.757950	-2.31%	2,389
2013	7.749583	8.964887	15.68%	4,249
2012	6.835126	7.749583	13.38%	4,009
2011	7.717855	6.835126	-11.44%	4,005
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.355035	11.969682	5.41%	0
2019	9.521015	11.355035	19.26%	0
2018	11.268607	9.521015	-15.51%	0
2017	9.201033	11.268607	22.47%	0
2016	9.301580	9.201033	-1.08%	0
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	214
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	223

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	32.042675	35.571040	11.01%	1,459
2019	26.317883	32.042675	21.75%	1,560
2018	29.346896	26.317883	-10.32%	1,646
2017	25.181788	29.346896	16.54%	2,064
2016	23.376838	25.181788	7.72%	4,790
2015	23.996480	23.376838	-2.58%	6,099
2014	23.228642	23.996480	3.31%	6,597
2013	18.551422	23.228642	25.21%	6,005
2012	16.266809	18.551422	14.04%	6,346
2011	17.207273	16.266809	-5.47%	10,164
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	0
2019	16.065825	18.234053	13.50%	0
2018	17.160723	16.065825	-6.38%	0
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	1,893
2013	13.296005	14.839596	11.61%	2,069
2012	12.353220	13.296005	7.63%	2,251
2011	12.443560	12.353220	-0.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	2,226
2019	18.820865	22.212684	18.02%	2,460
2018	20.451985	18.820865	-7.98%	2,753
2017	18.102804	20.451985	12.98%	5,808
2016	17.074860	18.102804	6.02%	6,146
2015	17.445293	17.074860	-2.12%	6,520
2014	16.850710	17.445293	3.53%	6,889
2013	14.330900	16.850710	17.58%	7,247
2012	12.975019	14.330900	10.45%	4,766
2011	13.310100	12.975019	-2.52%	12,056
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.259830	16.024015	5.01%	6,325
2019	14.158253	15.259830	7.78%	6,452
2018	14.654011	14.158253	-3.38%	6,580
2017	14.090882	14.654011	4.00%	6,716
2016	13.733797	14.090882	2.60%	6,848
2015	13.920261	13.733797	-1.34%	18,891
2014	13.616857	13.920261	2.23%	17,105
2013	13.200453	13.616857	3.15%	17,282
2012	12.755443	13.200453	3.49%	17,454
2011	12.593285	12.755443	1.29%	17,805

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.306977	12.662322	2.89%	0
2019	11.068377	12.306977	11.19%	0
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.886701	13.482935	4.63%	0
2019	11.363487	12.886701	13.40%	0
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.668131	25.698668	8.58%	34,174
2019	20.427987	23.668131	15.86%	38,740
2018	22.012318	20.427987	-7.20%	46,652
2017	19.808585	22.012318	11.13%	45,277
2016	18.787779	19.808585	5.43%	50,773
2015	19.157395	18.787779	-1.93%	82,661
2014	18.509872	19.157395	3.50%	115,319
2013	16.128952	18.509872	14.76%	117,860
2012	14.792455	16.128952	9.03%	139,270
2011	15.038547	14.792455	-1.64%	188,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.630653	31.645907	10.53%	61,087
2019	23.882952	28.630653	19.88%	63,674
2018	26.306088	23.882952	-9.21%	92,231
2017	22.911274	26.306088	14.82%	104,595
2016	21.462451	22.911274	6.75%	116,230
2015	21.971809	21.462451	-2.32%	124,032
2014	21.274489	21.971809	3.28%	128,366
2013	17.666886	21.274489	20.42%	133,319
2012	15.783031	17.666886	11.94%	121,171
2011	16.387640	15.783031	-3.69%	137,933

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.322080	20.639037	6.82%	837
2019	17.303223	19.322080	11.67%	941
2018	18.267881	17.303223	-5.28%	1,051
2017	16.998314	18.267881	7.47%	1,161
2016	16.341968	16.998314	4.02%	1,278
2015	16.612778	16.341968	-1.63%	14,783
2014	16.118956	16.612778	3.06%	14,909
2013	14.825135	16.118956	8.73%	13,378
2012	13.945554	14.825135	6.31%	14,268
2011	13.885416	13.945554	0.43%	30,051
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.452307	11.017861	5.41%	0
2019*	10.000000	10.452307	4.52%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.752544	12.248022	13.91%	0
2019*	10.000000	10.752544	7.53%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.494548	28.756584	27.84%	3,954
2019	17.555301	22.494548	28.14%	4,925
2018	18.460919	17.555301	-4.91%	6,362
2017	14.444342	18.460919	27.81%	7,318
2016	14.392141	14.444342	0.36%	11,636
2015	14.182311	14.392141	1.48%	11,138
2014	13.085001	14.182311	8.39%	10,370
2013	9.893093	13.085001	32.26%	13,181
2012	8.657050	9.893093	14.28%	14,535
2011	9.091405	8.657050	-4.78%	18,924
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.939589	13.635524	5.38%	0
2019	11.053176	12.939589	17.07%	1,749
2018	11.802874	11.053176	-6.35%	0
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	3,547
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.889292	15.673888	5.27%	0
2019	12.404517	14.889292	20.03%	0
2018	12.940561	12.404517	-4.14%	0
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	3,458
2014*	10.000000	10.126626	1.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.870968	44.169662	16.63%	21,617
2019	28.024381	37.870968	35.14%	21,786
2018	28.928376	28.024381	-3.12%	25,667
2017	23.135026	28.928376	25.04%	29,255
2016	22.753747	23.135026	1.68%	36,908
2015	22.059889	22.753747	3.15%	45,264
2014	20.650430	22.059889	6.83%	46,396
2013	15.398590	20.650430	34.11%	53,981
2012	13.215069	15.398590	16.52%	79,767
2011	13.773149	13.215069	-4.05%	102,417
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.216269	29.149391	-0.23%	8,227
2019	23.437557	29.216269	24.66%	8,361
2018	26.312786	23.437557	-10.93%	8,633
2017	24.658730	26.312786	6.71%	11,661
2016	20.845233	24.658730	18.29%	11,882
2015	22.168908	20.845233	-5.97%	12,122
2014	19.946708	22.168908	11.14%	12,483
2013	15.394976	19.946708	29.57%	16,908
2012	13.671001	15.394976	12.61%	20,450
2011	13.825581	13.671001	-1.12%	21,477
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	1,108
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.845164	52.141092	11.31%	1,292
2019	37.888011	46.845164	23.64%	1,396
2018	43.454650	37.888011	-12.81%	1,677
2017	38.140840	43.454650	13.93%	1,822
2016	32.221668	38.140840	18.37%	1,968
2015	33.597035	32.221668	-4.09%	2,557
2014	31.203815	33.597035	7.67%	1,993
2013	23.834214	31.203815	30.92%	3,407
2012	20.619756	23.834214	15.59%	2,394
2011	21.501436	20.619756	-4.10%	2,632
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.046382	21.445289	-2.73%	4,265
2019	18.090869	22.046382	21.86%	4,639
2018	21.172012	18.090869	-14.55%	7,557
2017	18.899743	21.172012	12.02%	9,253
2016	16.332646	18.899743	15.72%	11,173
2015	17.091435	16.332646	-4.44%	11,597
2014	14.843036	17.091435	15.15%	13,990
2013	11.117741	14.843036	33.51%	15,259
2012	9.711509	11.117741	14.48%	15,933
2011	10.103648	9.711509	-3.88%	17,230

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.583483	47.817773	38.27%	1,403
2019	25.961379	34.583483	33.21%	1,409
2018	28.748035	25.961379	-9.69%	1,433
2017	23.437524	28.748035	22.66%	1,468
2016	22.041440	23.437524	6.33%	1,743
2015	22.281846	22.041440	-1.08%	1,772
2014	22.083646	22.281846	0.90%	1,800
2013	15.590460	22.083646	41.65%	2,194
2012	14.010209	15.590460	11.28%	2,550
2011	14.361230	14.010209	-2.44%	3,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.932807	40.206664	3.27%	2,134
2019	33.335144	38.932807	16.79%	1,701
2018	40.880529	33.335144	-18.46%	1,818
2017	38.199668	40.880529	7.02%	1,870
2016	30.903389	38.199668	23.61%	1,871
2015	33.513737	30.903389	-7.79%	1,613
2014	31.900538	33.513737	5.06%	1,641
2013	23.152434	31.900538	37.78%	2,303
2012	19.558424	23.152434	18.38%	2,109
2011	21.022225	19.558424	-6.96%	2,571
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.519910	48.785383	20.40%	391
2019	32.850031	40.519910	23.35%	471
2018	38.303059	32.850031	-14.24%	486
2017	34.385474	38.303059	11.39%	870
2016	28.514738	34.385474	20.59%	1,336
2015	29.538217	28.514738	-3.46%	1,384
2014	29.852578	29.538217	-1.05%	1,655
2013	21.584842	29.852578	38.30%	2,089
2012	19.037780	21.584842	13.38%	2,742
2011	20.538617	19.037780	-7.31%	4,925
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.261960	22.609577	11.59%	0
2019	16.076167	20.261960	26.04%	0
2018	17.200381	16.076167	-6.54%	0
2017	14.010264	17.200381	22.77%	0
2016	12.539184	14.010264	11.73%	0
2015	12.896912	12.539184	-2.77%	116
2014	12.299836	12.896912	4.85%	1,892
2013	8.708625	12.299836	41.24%	3,969
2012	7.575239	8.708625	14.96%	3,995
2011	8.713869	7.575239	-13.07%	4,472

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	21.082729	23.512340	11.52%	4,552
2019	16.998106	21.082729	24.03%	4,933
2018	18.354401	16.998106	-7.39%	8,776
2017	15.758195	18.354401	16.48%	9,777
2016	14.543528	15.758195	8.35%	13,787
2015	14.842112	14.543528	-2.01%	14,062
2014	13.648971	14.842112	8.74%	16,476
2013	10.011241	13.648971	36.34%	17,177
2012	9.134578	10.011241	9.60%	18,475
2011	9.596199	9.134578	-4.81%	19,679
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.208962	15.968771	-7.21%	1,256
2019	13.406967	17.208962	28.36%	1,321
2018	14.202418	13.406967	-5.60%	1,288
2017	13.597376	14.202418	4.45%	3,490
2016	12.892526	13.597376	5.47%	3,965
2015	13.888310	12.892526	-7.17%	2,494
2014	10.974612	13.888310	26.55%	5,157
2013	10.859827	10.974612	1.06%	4,717
2012	9.548921	10.859827	13.73%	7,313
2011	9.142631	9.548921	4.44%	16,712
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.332256	23.578445	15.97%	6,152
2019	15.792487	20.332256	28.75%	7,133
2018	16.873020	15.792487	-6.40%	6,671
2017	14.144470	16.873020	19.29%	4,259
2016	12.903330	14.144470	9.62%	2,913
2015	12.990655	12.903330	-0.67%	3,631
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.380358	10.503532	1.19%	1,626
2019	10.134906	10.380358	2.42%	1,642
2018	10.216813	10.134906	-0.80%	1,751
2017	10.221076	10.216813	-0.04%	4,090
2016	10.134303	10.221076	0.86%	4,019
2015	10.334346	10.134303	-1.94%	3,996
2014	10.450771	10.334346	-1.11%	4,077
2013	10.609527	10.450771	-1.50%	4,032
2012	10.415485	10.609527	1.86%	8,090
2011	10.448755	10.415485	-0.32%	6,876

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.314187	20.328494	17.41%	0
2019	14.081052	17.314187	22.96%	0
2018	16.142471	14.081052	-12.77%	0
2017	14.366826	16.142471	12.36%	0
2016	12.078820	14.366826	18.94%	0
2015	12.905266	12.078820	-6.40%	0
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.471497	35.489616	57.93%	4,590
2019	16.688973	22.471497	34.65%	5,214
2018	18.248063	16.688973	-8.54%	8,038
2017	14.541635	18.248063	25.49%	12,143
2016	13.933674	14.541635	4.36%	14,767
2015	14.209370	13.933674	-1.94%	19,334
2014	13.922552	14.209370	2.06%	21,573
2013	10.207959	13.922552	36.39%	20,919
2012	9.049132	10.207959	12.81%	18,224
2011	9.624361	9.049132	-5.98%	20,036
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	44.165770	60.717128	37.48%	0
2019	33.879424	44.165770	30.36%	0
2018	36.850254	33.879424	-8.06%	0
2017	30.063241	36.850254	22.58%	0
2016	29.330103	30.063241	2.50%	134
2015	29.513430	29.330103	-0.62%	134
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.190905	10.374593	1.80%	5,599
2019	9.988357	10.190905	2.03%	5,970
2018	10.049066	9.988357	-0.60%	6,269
2017	10.121807	10.049066	-0.72%	6,430
2016	10.162021	10.121807	-0.40%	6,386
2015	10.308321	10.162021	-1.42%	5,672
2014	10.412426	10.308321	-1.00%	6,651
2013	10.516856	10.412426	-0.99%	7,813
2012	10.217747	10.516856	2.93%	7,661
2011	10.353523	10.217747	-1.31%	8,125

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.391585	40.461532	17.65%	216
2019	27.764011	34.391585	23.87%	228
2018	29.931936	27.764011	-7.24%	974
2017	25.683801	29.931936	16.54%	1,018
2016	23.757299	25.683801	8.11%	2,157
2015	24.256053	23.757299	-2.06%	2,230
2014	22.331964	24.256053	8.62%	3,218
2013	16.492999	22.331964	35.40%	3,257
2012	15.103511	16.492999	9.20%	3,370
2011	15.836435	15.103511	-4.63%	3,440
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.698352	12.421487	6.18%	1,865
2019	10.639140	11.698352	9.96%	1,865
2018	11.436018	10.639140	-6.97%	1,865
2017	10.250117	11.436018	11.57%	1,865
2016	9.225722	10.250117	11.10%	0
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	3,024
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.136302	11.679146	4.87%	0
2019	9.871032	11.136302	12.82%	0
2018	10.541075	9.871032	-6.36%	0
2017	9.757685	10.541075	8.03%	41
2016	8.758631	9.757685	11.41%	0
2015	9.116675	8.758631	-3.93%	0
2014	9.136582	9.116675	-0.22%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.712590	12.754023	8.89%	3,290
2019	11.132906	11.712590	5.21%	3,257
2018	11.795411	11.132906	-5.62%	3,557
2017	10.824681	11.795411	8.97%	3,345
2016	10.689839	10.824681	1.26%	329
2015	11.703429	10.689839	-8.66%	329
2014	11.858036	11.703429	-1.30%	329
2013	12.897848	11.858036	-8.06%	329
2012	12.456362	12.897848	3.54%	329
2011	11.675695	12.456362	6.69%	329

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.246072	11.385902	1.24%	17,929
2019	10.997420	11.246072	2.26%	17,167
2018	11.150787	10.997420	-1.38%	20,806
2017	11.191469	11.150787	-0.36%	21,101
2016	11.226438	11.191469	-0.31%	23,167
2015	11.385207	11.226438	-1.39%	24,011
2014	11.484399	11.385207	-0.86%	19,885
2013	11.698304	11.484399	-1.83%	22,885
2012	11.242559	11.698304	4.05%	15,793
2011	11.310867	11.242559	-0.60%	18,829
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.248143	10.300015	0.51%	0
2019	10.141336	10.248143	1.05%	0
2018	10.162124	10.141336	-0.20%	0
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.376125	12.149091	6.79%	13,104
2019	10.680267	11.376125	6.52%	13,532
2018	10.924265	10.680267	-2.23%	13,583
2017	10.591226	10.924265	3.14%	13,636
2016	10.491897	10.591226	0.95%	16,362
2015	10.626842	10.491897	-1.27%	12,657
2014	10.367567	10.626842	2.50%	15,783
2013	10.756996	10.367567	-3.62%	25,490
2012	9.983857	10.756996	7.74%	15,797
2011*	10.000000	9.983857	-0.16%	6,870
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	18.030865	24.610441	36.49%	2,257
2019	13.400375	18.030865	34.55%	24
2018	13.302903	13.400375	0.73%	0
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.529752	22.644677	10.30%	0
2019	16.670429	20.529752	23.15%	0
2018	20.946855	16.670429	-20.42%	0
2017	16.816501	20.946855	24.56%	0
2016	17.518996	16.816501	-4.01%	0
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.476569	34.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.988047	13.521785	4.11%	0
2019	10.121739	12.988047	28.32%	0
2018	11.241523	10.121739	-9.96%	0
2017*	10.000000	11.241523	12.42%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.112005	54.838878	27.20%	1,752
2019	34.061263	43.112005	26.57%	2,192
2018	34.324050	34.061263	-0.77%	2,045
2017	27.398763	34.324050	25.28%	2,099
2016	31.184755	27.398763	-12.14%	3,864
2015	28.177929	31.184755	10.67%	4,842
2014	21.822141	28.177929	29.13%	6,321
2013	14.734130	21.822141	48.11%	4,022
2012	11.430744	14.734130	28.90%	288
2011	10.523301	11.430744	8.62%	308
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.694838	6.658767	16.93%	1,386
2019	5.188386	5.694838	9.76%	1,410
2018	7.367245	5.188386	-29.57%	1,165
2017	7.637256	7.367245	-3.54%	1,186
2016	5.411695	7.637256	41.13%	413
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.853910	6.861152	17.21%	2,477
2019	5.317911	5.853910	10.08%	2,528
2018	7.535888	5.317911	-29.43%	2,572
2017	7.790347	7.535888	-3.27%	2,619
2016	5.508765	7.790347	41.42%	2,668
2015	8.412079	5.508765	-34.51%	2,707
2014	10.567866	8.412079	-20.40%	3,143
2013	9.716203	10.567866	8.77%	4,009
2012*	10.000000	9.716203	-2.84%	4,113
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.772559	10.435925	-3.12%	0
2019*	10.000000	10.772559	7.73%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.572078	55.229967	55.26%	170
2019	28.959959	35.572078	22.83%	318
2018	29.053273	28.959959	-0.32%	325
2017	23.458347	29.053273	23.85%	418
2016	22.124780	23.458347	6.03%	145
2015	23.151933	22.124780	-4.44%	223
2014	23.978696	23.151933	-3.45%	369
2013	16.220645	23.978696	47.83%	561
2012	15.282160	16.220645	6.14%	618
2011	16.278442	15.282160	-6.12%	752

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	2,400
2018	12.682807	11.555973	-8.88%	2,482
2017	11.279405	12.682807	12.44%	2,583
2016	11.094662	11.279405	1.67%	2,670
2015	11.429387	11.094662	-2.93%	2,761
2014	11.151988	11.429387	2.49%	2,861
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	34.200596	34.467977	0.78%	0
2019	28.131997	34.200596	21.57%	0
2018	30.382493	28.131997	-7.41%	0
2017	26.046688	30.382493	16.65%	0
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	395
2011	13.965093	14.568916	4.32%	396
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	42.303449	42.875750	1.35%	864
2019	35.873489	42.303449	17.92%	767
2018	43.066058	35.873489	-16.70%	756
2017	38.800587	43.066058	10.99%	825
2016	31.612211	38.800587	22.74%	911
2015	34.083346	31.612211	-7.25%	616
2014	31.809470	34.083346	7.15%	962
2013	23.498981	31.809470	35.37%	2,223
2012	20.169062	23.498981	16.51%	46,637
2011	22.441763	20.169062	-10.13%	54,294
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.746605	14.811567	7.75%	11,934
2019	12.834632	13.746605	7.11%	12,077
2018	13.429702	12.834632	-4.43%	21,984
2017	13.170800	13.429702	1.97%	23,314
2016	12.828321	13.170800	2.67%	29,552
2015	13.373647	12.828321	-4.08%	58,293
2014	13.163643	13.373647	1.60%	74,885
2013	14.624601	13.163643	-9.99%	98,026
2012	13.847781	14.624601	5.61%	165,826
2011	12.599605	13.847781	9.91%	153,467

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.501248	35.624390	9.61%	0
2019	26.704596	32.501248	21.71%	0
2018	29.260026	26.704596	-8.73%	0
2017	24.729917	29.260026	18.32%	0
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	401
2012	14.491214	16.311980	12.56%	402
2011	14.324589	14.491214	1.16%	427
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.868094	31.690154	-0.56%	4,315
2019	25.119687	31.868094	26.87%	5,793
2018	29.347712	25.119687	-14.41%	6,154
2017	26.768908	29.347712	9.63%	9,073
2016	22.178321	26.768908	20.70%	13,843
2015	22.912332	22.178321	-3.20%	10,064
2014	20.042136	22.912332	14.32%	10,197
2013	15.687623	20.042136	27.76%	10,952
2012	13.724321	15.687623	14.31%	11,875
2011	14.072724	13.724321	-2.48%	14,798
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	34.290872	34.005132	-0.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	4,697
2019	10.265802	11.596984	12.97%	5,547
2018	10.749479	10.265802	-4.50%	6,421
2017	10.206835	10.749479	5.32%	8,506
2016	9.198451	10.206835	10.96%	8,410
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	20,232
2019	9.759481	10.476434	7.35%	24,110
2018	9.996237	9.759481	-2.37%	24,356
2017	9.847738	9.996237	1.51%	32,652
2016	9.772198	9.847738	0.77%	39,588
2015*	10.000000	9.772198	-2.28%	22,564
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	9,228
2019	11.603125	14.545462	25.36%	9,406
2018	12.744045	11.603125	-8.95%	9,789
2017	11.122988	12.744045	14.57%	16,024
2016	9.744228	11.122988	14.15%	14,625
2015*	10.000000	9.744228	-2.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	16,580
2019	15.189333	17.591165	15.81%	27,542
2018	16.712206	15.189333	-9.11%	28,483
2017	14.943288	16.712206	11.84%	49,625
2016	14.636371	14.943288	2.10%	39,974
2015	15.032422	14.636371	-2.63%	45,449
2014	14.994880	15.032422	0.25%	55,611
2013	13.325434	14.994880	12.53%	86,845
2012	12.321456	13.325434	8.15%	55,124
2011	13.000998	12.321456	-5.23%	52,628
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.539816	51.728998	8.81%	4,732
2019	39.551782	47.539816	20.20%	4,497
2018	44.185071	39.551782	-10.49%	5,020
2017	39.966989	44.185071	10.55%	5,414
2016	32.320437	39.966989	23.66%	6,111
2015	33.646506	32.320437	-3.94%	9,255
2014	32.544252	33.646506	3.39%	10,736
2013	23.515604	32.544252	38.39%	25,071
2012	20.658938	23.515604	13.83%	12,645
2011	20.887287	20.658938	-1.09%	13,605
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	38.051177	44.052283	15.77%	16,519
2019	29.569418	38.051177	28.68%	16,903
2018	31.602510	29.569418	-6.43%	28,617
2017	26.508097	31.602510	19.22%	28,961
2016	24.184602	26.508097	9.61%	41,182
2015	24.378637	24.184602	-0.80%	43,460
2014	21.915734	24.378637	11.24%	45,700
2013	16.919025	21.915734	29.53%	63,204
2012	14.898131	16.919025	13.56%	54,724
2011	14.906019	14.898131	-0.05%	79,607

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.966725	41.216890	21.34%	1,841
2019	25.435300	33.966725	33.54%	1,880
2018	27.842045	25.435300	-8.64%	2,464
2017	22.287885	27.842045	24.92%	2,501
2016	21.053590	22.287885	5.86%	2,536
2015	22.003955	21.053590	-4.32%	6,515
2014	20.749127	22.003955	6.05%	6,332
2013	17.460762	20.749127	18.83%	20,072
2012	16.120166	17.460762	8.32%	21,608
2011	15.072767	16.120166	6.95%	41,407
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	25.035357	29.442665	17.60%	0
2019	20.952436	25.035357	19.49%	0
2018	26.397589	20.952436	-20.63%	0
2017	21.579891	26.397589	22.32%	0
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	2,108
2019	13.500849	16.958724	25.61%	2,108
2018	16.529459	13.500849	-18.32%	2,108
2017	15.037823	16.529459	9.92%	2,777
2016	11.663635	15.037823	28.93%	4,334
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	161
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.917234	10.951750	0.32%	31,248
2019	10.366565	10.917234	5.31%	53,287
2018	10.550509	10.366565	-1.74%	226,564
2017	10.370040	10.550509	1.74%	198,303
2016	9.677776	10.370040	7.15%	224,438
2015	9.938750	9.677776	-2.63%	14,890
2014	10.047989	9.938750	-1.09%	551,912

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.664302	10.562456	-0.96%	0
2019	9.042383	10.664302	17.94%	0
2018*	10.000000	9.042383	-9.58%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.497079	15.378570	6.08%	4,484
2019	13.502225	14.497079	7.37%	5,159
2018	13.838413	13.502225	-2.43%	5,848
2017	13.561470	13.838413	2.04%	16,721
2016	13.318006	13.561470	1.83%	30,287
2015	13.601205	13.318006	-2.08%	45,611
2014	13.360071	13.601205	1.80%	61,526
2013	13.483014	13.360071	-0.91%	71,688
2012	12.526479	13.483014	7.64%	84,585
2011	12.487507	12.526479	0.31%	90,525
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.990740	19.859749	10.39%	23,950
2019	15.803514	17.990740	13.84%	27,316
2018	16.785480	15.803514	-5.85%	25,883
2017	15.130089	16.785480	10.94%	25,917
2016	14.618643	15.130089	3.50%	27,418
2015	14.943153	14.618643	-2.17%	29,082
2014	14.579871	14.943153	2.49%	25,022
2013	13.096219	14.579871	11.33%	24,071
2012	11.934095	13.096219	9.74%	29,931
2011	12.185958	11.934095	-2.07%	48,153
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.654724	22.176155	12.83%	21,652
2019	16.670513	19.654724	17.90%	21,183
2018	18.048785	16.670513	-7.64%	21,213
2017	15.784115	18.048785	14.35%	21,284
2016	15.168034	15.784115	4.06%	21,044
2015	15.493642	15.168034	-2.10%	70,469
2014	15.061455	15.493642	2.87%	71,878
2013	13.243470	15.061455	13.73%	83,433
2012	11.909512	13.243470	11.20%	71,383
2011	12.261133	11.909512	-2.87%	81,683

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.681631	24.872951	14.72%	2,503
2019	17.762426	21.681631	22.06%	3,437
2018	19.644413	17.762426	-9.58%	3,863
2017	16.548446	19.644413	18.71%	3,623
2016	15.817139	16.548446	4.62%	3,483
2015	16.168132	15.817139	-2.17%	8,422
2014	15.694928	16.168132	3.02%	11,468
2013	13.144174	15.694928	19.41%	22,856
2012	11.603570	13.144174	13.28%	35,467
2011	12.141367	11.603570	-4.43%	62,730
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	43,742
2019	11.173204	13.638857	22.07%	20,592
2018	11.889752	11.173204	-6.03%	21,510
2017	10.410800	11.889752	14.21%	31,501
2016*	10.000000	10.410800	4.11%	18,617
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.386955	55.572656	28.09%	0
2019	33.604848	43.386955	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.176093	8.697408	-33.99%	2,143
2019	12.198707	13.176093	8.01%	4,384
2018	16.488439	12.198707	-26.02%	7,085
2017	17.242820	16.488439	-4.38%	8,379
2016	13.131447	17.242820	31.31%	12,953
2015	16.848051	13.131447	-22.06%	11,519
2014	19.637967	16.848051	-14.21%	11,149
2013	16.083805	19.637967	22.10%	15,327
2012	15.615016	16.083805	3.00%	20,588
2011	16.747282	15.615016	-6.76%	36,307
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.799092	32.241802	4.68%	18,899
2019	24.637289	30.799092	25.01%	22,325
2018	27.391565	24.637289	-10.06%	24,454
2017	24.722339	27.391565	10.80%	26,141
2016	21.354259	24.722339	15.77%	33,109
2015	22.673548	21.354259	-5.82%	29,078
2014	21.251873	22.673548	6.69%	34,313
2013	16.904240	21.251873	25.72%	41,965
2012	14.684086	16.904240	15.12%	82,256
2011	14.832803	14.684086	-1.00%	78,693

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	8,288
2016*	10.000000	11.235772	12.36%	9,355
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.389892	61.259048	41.18%	12,769
2019	32.929446	43.389892	31.77%	12,437
2018	33.630433	32.929446	-2.08%	12,356
2017	25.362483	33.630433	32.60%	12,153
2016	25.645772	25.362483	-1.10%	9,054
2015	24.391915	25.645772	5.14%	31,463
2014	22.340738	24.391915	9.18%	22,720
2013	16.702413	22.340738	33.76%	25,049
2012	14.845147	16.702413	12.51%	35,115
2011	15.098585	14.845147	-1.68%	33,728
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.870278	15.965090	7.36%	135,247
2019	13.820065	14.870278	7.60%	156,285
2018	14.164705	13.820065	-2.43%	51,934
2017	13.848848	14.164705	2.28%	53,701
2016	13.477057	13.848848	2.76%	57,853
2015	13.820605	13.477057	-2.49%	82,764
2014	13.305010	13.820605	3.88%	92,540
2013	13.813877	13.305010	-3.68%	113,108
2012	13.300838	13.813877	3.86%	126,410
2011	12.634498	13.300838	5.27%	178,773
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.543602	53.954595	15.92%	16,335
2019	38.421310	46.543602	21.14%	17,837
2018	45.841769	38.421310	-16.19%	20,029
2017	38.667425	45.841769	18.55%	21,553
2016	35.126163	38.667425	10.08%	21,247
2015	36.306858	35.126163	-3.25%	23,428
2014	34.815999	36.306858	4.28%	34,923
2013	26.054250	34.815999	33.63%	44,962
2012	23.124802	26.054250	12.67%	120,599
2011	26.374436	23.124802	-12.32%	154,739

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.430587	31.114658	13.43%	1,113
2019	21.874947	27.430587	25.40%	1,387
2018	26.187171	21.874947	-16.47%	2,754
2017	20.482786	26.187171	27.85%	2,835
2016	21.983658	20.482786	-6.83%	2,969
2015	21.639179	21.983658	1.59%	4,002
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.615386	12.481334	-8.33%	1,345
2019	11.259764	13.615386	20.92%	1,314
2018	12.239861	11.259764	-8.01%	1,470
2017	11.992327	12.239861	2.06%	1,308
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	39.233609	41.680919	6.24%	182
2019	29.748000	39.233609	31.89%	181
2018	36.666020	29.748000	-18.87%	1,928
2017	31.304688	36.666020	17.13%	1,938
2016	29.127714	31.304688	7.47%	1,952
2015	30.592458	29.127714	-4.79%	1,955
2014	29.203666	30.592458	4.76%	2,225
2013	22.808749	29.203666	28.04%	5,251
2012	18.252309	22.808749	24.96%	8,607
2011	20.401827	18.252309	-10.54%	9,284
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	12,925
2019	12.425654	14.647577	17.88%	9,705
2018	13.984680	12.425654	-11.15%	7,880
2017	12.697613	13.984680	10.14%	7,880
2016	11.406598	12.697613	11.32%	8,340
2015	12.366353	11.406598	-7.76%	19,450
2014	12.225632	12.366353	1.15%	20,836
2013	10.043302	12.225632	21.73%	13,550
2012	8.854528	10.043302	13.43%	9,885
2011	9.143771	8.854528	-3.16%	11,424

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	56,167
2019	15.491413	17.682518	14.14%	62,176
2018	16.461281	15.491413	-5.89%	51,551
2017	15.260483	16.461281	7.87%	54,467
2016	13.607542	15.260483	12.15%	145,496
2015	14.885982	13.607542	-8.59%	82,522
2014	14.467906	14.885982	2.89%	335,341
2013	12.910664	14.467906	12.06%	289,389
2012	11.653327	12.910664	10.79%	158,279
2011	11.572490	11.653327	0.70%	184,360
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	37.680444	42.977057	14.06%	2,719
2019	29.646349	37.680444	27.10%	3,251
2018	31.758289	29.646349	-6.65%	6,601
2017	26.783162	31.758289	18.58%	6,744
2016	23.466621	26.783162	14.13%	8,262
2015	24.763715	23.466621	-5.24%	10,996
2014	23.158997	24.763715	6.93%	16,388
2013	18.156779	23.158997	27.55%	21,190
2012	16.489655	18.156779	10.11%	24,085
2011	15.816861	16.489655	4.25%	33,919
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	43.083753	44.571530	3.45%	3,741
2019	34.671297	43.083753	24.26%	3,790
2018	40.467260	34.671297	-14.32%	4,627
2017	37.183505	40.467260	8.83%	4,870
2016	29.039191	37.183505	28.05%	8,941
2015	31.881551	29.039191	-8.92%	9,442
2014	32.232450	31.881551	-1.09%	9,862
2013	24.055596	32.232450	33.99%	11,115
2012	20.660964	24.055596	16.43%	20,439
2011	21.827702	20.660964	-5.35%	45,608
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.135427	13.986113	15.25%	4,900
2019	9.739006	12.135427	24.61%	5,550
2018	11.761082	9.739006	-17.19%	5,782
2017	8.516336	11.761082	38.10%	13,539
2016	7.372831	8.516336	15.51%	6,037
2015	9.324509	7.372831	-20.93%	4,882
2014*	10.000000	9.324509	-6.75%	4,632

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.947656	21.335529	-2.79%	4,393
2019	19.831205	21.947656	10.67%	5,117
2018	23.848620	19.831205	-16.85%	6,954
2017	20.778890	23.848620	14.77%	7,807
2016	19.712147	20.778890	5.41%	10,036
2015	21.434639	19.712147	-8.04%	13,617
2014	24.524357	21.434639	-12.60%	12,513
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.363064	8.722225	-6.84%	42,069
2019	9.332292	9.363064	0.33%	75,184
2018	9.309334	9.332292	0.25%	89,715
2017	9.286254	9.309334	0.25%	85,198
2016	9.172095	9.286254	1.24%	44,747
2015	9.745520	9.172095	-5.88%	105,353
2014	9.730649	9.745520	0.15%	135,745
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.051686	32.192932	39.66%	0
2019	17.180208	23.051686	34.18%	0
2018	18.177272	17.180208	-5.49%	711
2017	14.549060	18.177272	24.94%	741
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	8,824
2013	9.622621	13.230134	37.49%	638
2012*	10.000000	9.622621	-3.77%	811
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	2,673
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	43.340292	54.277838	25.24%	4,474
2019	33.522965	43.340292	29.29%	2,856
2018	39.360444	33.522965	-14.83%	4,943
2017	29.356440	39.360444	34.08%	6,133
2016	29.894560	29.356440	-1.80%	8,220
2015	29.319400	29.894560	1.96%	17,696
2014	29.210737	29.319400	0.37%	21,638
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.697106	10.835366	1.29%	2,372
2019	9.833575	10.697106	8.78%	2,509
2018	10.474962	9.833575	-6.12%	4,328
2017	10.043911	10.474962	4.29%	4,741
2016	9.609889	10.043911	4.52%	10,159
2015	10.020823	9.609889	-4.10%	9,691
2014	9.941266	10.020823	0.80%	7,245
2013	10.145277	9.941266	-2.01%	13,556
2012*	10.000000	10.145277	1.45%	15,054
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.427665	38.496199	11.82%	10,370
2019	26.571899	34.427665	29.56%	12,774
2018	29.400988	26.571899	-9.62%	14,660
2017	25.629171	29.400988	14.72%	16,753
2016	23.412674	25.629171	9.47%	22,783
2015	23.088145	23.412674	1.41%	28,723
2014	21.263917	23.088145	8.58%	30,803
2013	16.449118	21.263917	29.27%	47,356
2012	14.343366	16.449118	14.68%	52,239
2011	14.629515	14.343366	-1.96%	71,868

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	0
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	736
2014	12.552587	12.860223	2.45%	757
2013	9.935147	12.552587	26.35%	822
2012*	10.000000	9.935147	-0.65%	963
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	45.739139	53.817660	17.66%	4,039
2019	36.870814	45.739139	24.05%	4,231
2018	41.909802	36.870814	-12.02%	5,041
2017	37.407343	41.909802	12.04%	7,483
2016	32.321260	37.407343	15.74%	7,715
2015	34.996153	32.321260	-7.64%	7,670
2014	31.869053	34.996153	9.81%	7,941
2013	23.042708	31.869053	38.30%	13,211
2012	19.911734	23.042708	15.72%	72,496
2011	20.739342	19.911734	-3.99%	89,253
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	3,061
2019	8.603793	10.827097	25.84%	3,370
2018	10.875352	8.603793	-20.89%	3,447
2017	8.744693	10.875352	24.37%	8,404
2016	9.139166	8.744693	-4.32%	8,841
2015	9.012580	9.139166	1.40%	1,443
2014*	10.000000	9.012580	-9.87%	1,443
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.361594	19.444813	12.00%	1,950
2019	14.495907	17.361594	19.77%	2,218
2018	15.588357	14.495907	-7.01%	2,249
2017	13.400445	15.588357	16.33%	2,241
2016	13.983784	13.400445	-4.17%	2,773
2015	15.513267	13.983784	-9.86%	6,508
2014	16.650245	15.513267	-6.83%	30,492
2013	13.529317	16.650245	23.07%	24,963
2012	11.543254	13.529317	17.21%	23,100
2011	12.647958	11.543254	-8.73%	27,310

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.639521	14.223065	4.28%	8,392
2019	12.472334	13.639521	9.36%	8,646
2018	12.956764	12.472334	-3.74%	8,462
2017	12.348801	12.956764	4.92%	10,346
2016	10.806205	12.348801	14.28%	7,780
2015	11.751983	10.806205	-8.05%	22,305
2014	11.725794	11.751983	0.22%	22,369
2013	10.789629	11.725794	8.68%	23,511
2012*	10.000000	10.789629	7.90%	10,871
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.917253	32.118700	46.55%	1,117
2019	16.155399	21.917253	35.67%	1,080
2018	16.437569	16.155399	-1.72%	1,147
2017	13.170218	16.437569	24.81%	671
2016	12.618843	13.170218	4.37%	714
2015	13.617682	12.618843	-7.33%	6,709
2014	12.836009	13.617682	6.09%	6,676
2013	10.044239	12.836009	27.79%	6,699
2012*	10.000000	10.044239	0.44%	5,968
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.333035	36.260893	12.15%	0
2019	26.886816	32.333035	20.26%	0
2018	27.222979	26.886816	-1.23%	0
2017	23.429382	27.222979	16.19%	0
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	100
2011	16.585253	16.533207	-0.31%	559
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	28,561
2019	9.685984	10.409984	7.47%	26,698
2018	9.977728	9.685984	-2.92%	26,644
2017	9.815559	9.977728	1.65%	10,050
2016	9.762875	9.815559	0.54%	6,115
2015*	10.000000	9.762875	-2.37%	9,721

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	55.250091	75.550176	36.74%	5,846
2019	41.049333	55.250091	34.59%	6,825
2018	41.036602	41.049333	0.03%	7,957
2017	32.095490	41.036602	27.86%	9,560
2016	32.010671	32.095490	0.26%	3,136
2015	29.076710	32.010671	10.09%	7,040
2014	27.256491	29.076710	6.68%	7,151
2013	21.173835	27.256491	28.73%	10,836
2012	17.382589	21.173835	21.81%	17,261
2011	18.992013	17.382589	-8.47%	25,975
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	33.035572	48.973360	48.24%	8,146
2019	23.194144	33.035572	42.43%	7,540
2018	23.373017	23.194144	-0.77%	10,422
2017	16.398546	23.373017	42.53%	15,424
2016	14.644397	16.398546	11.98%	4,370
2015	14.229062	14.644397	2.92%	5,663
2014	13.230980	14.229062	7.54%	7,225
2013	9.936310	13.230980	33.16%	90,545
2012*	10.000000	9.936310	-0.64%	215,904
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.887636	36.386341	14.11%	2,104
2019	25.588668	31.887636	24.62%	2,165
2018	30.661694	25.588668	-16.55%	2,246
2017	23.832821	30.661694	28.65%	2,335
2016	25.973819	23.832821	-8.24%	2,746
2015	28.959507	25.973819	-10.31%	2,932
2014	33.499463	28.959507	-13.55%	6,035
2013	29.804798	33.499463	12.40%	8,547
2012	26.776690	29.804798	11.31%	11,055
2011	40.237638	26.776690	-33.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.063943	9.771641	-2.90%	14,842
2019	8.661421	10.063943	16.19%	14,354
2018	10.814437	8.661421	-19.91%	15,827
2017	8.601727	10.814437	25.72%	14,251
2016	7.240929	8.601727	18.79%	3,384
2015	9.209577	7.240929	-21.38%	2,148
2014	9.819462	9.209577	-6.21%	1,704
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	0
2019	9.894051	10.549151	6.62%	778
2018	10.165317	9.894051	-2.67%	778
2017	9.950906	10.165317	2.15%	778
2016*	10.000000	9.950906	-0.49%	832

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.156775	31.724982	43.18%	201
2019	15.946496	22.156775	38.94%	0
2018	16.498920	15.946496	-3.35%	156
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	732
2014	14.172082	12.893589	-9.02%	1,781
2013	10.203835	14.172082	38.89%	5,574
2012*	10.000000	10.203835	2.04%	911
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.557866	39.142849	1.52%	22,841
2019	30.272503	38.557866	27.37%	23,765
2018	34.339861	30.272503	-11.84%	24,978
2017	29.752621	34.339861	15.42%	37,555
2016	26.587673	29.752621	11.90%	71,967
2015	27.288613	26.587673	-2.57%	32,206
2014	25.177682	27.288613	8.38%	35,524
2013	18.879545	25.177682	33.36%	49,887
2012	16.565938	18.879545	13.97%	59,265
2011	16.922218	16.565938	-2.11%	79,298
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	25,267
2019	17.441611	21.554354	23.58%	26,258
2018	19.646427	17.441611	-11.22%	23,941
2017	15.750743	19.646427	24.73%	32,549
2016	15.421840	15.750743	2.13%	24,070
2015	14.748434	15.421840	4.57%	56,142
2014	14.827911	14.748434	-0.54%	24,429
2013	11.812291	14.827911	25.53%	28,922
2012	10.360352	11.812291	14.01%	16,918
2011	10.724430	10.360352	-3.39%	11,022
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.297528	20.788634	20.18%	45
2019	12.600004	17.297528	37.28%	54
2018	12.739241	12.600004	-1.09%	256
2017	10.110997	12.739241	25.99%	286
2016	9.712753	10.110997	4.10%	294
2015*	10.000000	9.712753	-2.87%	323
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.322266	15.149182	5.77%	4,929
2019	13.165585	14.322266	8.79%	5,589
2018	13.510713	13.165585	-2.55%	4,844
2017	12.972092	13.510713	4.15%	1,084
2016	12.459017	12.972092	4.12%	1,137
2015	12.774356	12.459017	-2.47%	3,303
2014	12.075131	12.774356	5.79%	9,552
2013	12.349362	12.075131	-2.22%	8,544
2012	11.499870	12.349362	7.39%	8,162
2011	11.092882	11.499870	3.67%	14,190
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.571211	26.540836	3.79%	0
2019	22.773310	25.571211	12.29%	0
2018	24.912534	22.773310	-8.59%	0
2017	23.113758	24.912534	7.78%	0
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.254228	23.858713	12.25%	143
2019	17.427837	21.254228	21.96%	162
2018	19.093066	17.427837	-8.72%	165
2017	16.518590	19.093066	15.59%	207
2016	15.130026	16.518590	9.18%	242
2015	16.571602	15.130026	-8.70%	259
2014	17.204761	16.571602	-3.68%	467
2013	13.260459	17.204761	29.74%	429
2012	10.995515	13.260459	20.60%	337
2011	11.282380	10.995515	-2.54%	578

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.116875	19.448528	48.27%	14,336
2019	10.039993	13.116875	30.65%	19,702
2018	12.251799	10.039993	-18.05%	20,720
2017	9.922807	12.251799	23.47%	20,591
2016	10.344520	9.922807	-4.08%	27,170
2015	10.587382	10.344520	-2.29%	31,705
2014	10.912556	10.587382	-2.98%	32,609
2013	9.164052	10.912556	19.08%	41,952
2012	8.066245	9.164052	13.61%	49,408
2011	9.074632	8.066245	-11.11%	67,420
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	202,559
2019	16.131510	19.162594	18.79%	213,488
2018	17.263241	16.131510	-6.56%	236,437
2017	15.158080	17.263241	13.89%	286,108
2016	14.139190	15.158080	7.21%	299,134
2015	14.236307	14.139190	-0.68%	305,149
2014	13.787099	14.236307	3.26%	258,908
2013	11.370678	13.787099	21.25%	246,969
2012	9.991547	11.370678	13.80%	254,128
2011	10.065308	9.991547	-0.73%	239,553
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	117,106
2019	11.177511	11.980625	7.19%	126,574
2018	11.489405	11.177511	-2.71%	126,926
2017	11.318136	11.489405	1.51%	127,443
2016	11.210365	11.318136	0.96%	144,402
2015	11.424829	11.210365	-1.88%	144,348
2014	11.065597	11.424829	3.25%	142,722
2013	11.548489	11.065597	-4.18%	123,738
2012	11.187080	11.548489	3.23%	114,112
2011	10.758440	11.187080	3.98%	159,613
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	27,171
2019	17.839021	23.646581	32.56%	31,794
2018	20.027113	17.839021	-10.93%	43,034
2017	15.547460	20.027113	28.81%	46,928
2016	15.778035	15.547460	-1.46%	22,401
2015	15.057525	15.778035	4.79%	28,187
2014	15.034179	15.057525	0.16%	31,567
2013	11.882881	15.034179	26.52%	37,999
2012	9.896797	11.882881	20.07%	46,305
2011	11.095465	9.896797	-10.80%	57,559

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	21,790
2019	19.853052	25.439013	28.14%	25,859
2018	20.321420	19.853052	-2.30%	27,257
2017	16.167261	20.321420	25.69%	39,939
2016	15.071677	16.167261	7.27%	42,593
2015	14.399082	15.071677	4.67%	59,762
2014	13.547789	14.399082	6.28%	49,011
2013	10.627978	13.547789	27.47%	61,947
2012	9.204869	10.627978	15.46%	71,769
2011	9.819331	9.204869	-6.26%	134,561
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	72,752
2019	16.439629	20.318331	23.59%	101,320
2018	17.090445	16.439629	-3.81%	115,039
2017	14.251395	17.090445	19.92%	114,992
2016	13.043631	14.251395	9.26%	137,899
2015	13.119893	13.043631	-0.58%	133,271
2014	12.102238	13.119893	8.41%	134,383
2013	9.254218	12.102238	30.78%	123,559
2012	8.038264	9.254218	15.13%	120,649
2011	8.359747	8.038264	-3.85%	120,185
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.526180	16.913387	2.34%	15,814
2019	15.392164	16.526180	7.37%	14,811
2018	16.027675	15.392164	-3.97%	15,133
2017	15.325481	16.027675	4.58%	16,877
2016	14.341779	15.325481	6.86%	17,340
2015	15.016419	14.341779	-4.49%	14,690
2014	14.697545	15.016419	2.17%	21,110
2013	15.114071	14.697545	-2.76%	27,499
2012	13.691103	15.114071	10.39%	25,731
2011	13.188528	13.691103	3.81%	27,076
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.641275	37.494712	8.24%	6,983
2019	27.299464	34.641275	26.89%	7,806
2018	27.837277	27.299464	-1.93%	9,298
2017	23.537668	27.837277	18.27%	10,716
2016	21.529231	23.537668	9.33%	15,022
2015	21.746498	21.529231	-1.00%	16,482
2014	19.774667	21.746498	9.97%	18,160
2013	15.372947	19.774667	28.63%	24,764
2012	13.730201	15.372947	11.96%	28,299
2011	13.907484	13.730201	-1.27%	41,825

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	34.277438	34.840345	1.64%	3,377
2019	27.441603	34.277438	24.91%	3,462
2018	30.154151	27.441603	-9.00%	3,562
2017	26.050628	30.154151	15.75%	3,795
2016	22.527552	26.050628	15.64%	5,465
2015	24.501990	22.527552	-8.06%	7,923
2014	22.871470	24.501990	7.13%	8,867
2013	17.187714	22.871470	33.07%	60,799
2012	14.789355	17.187714	16.22%	30,980
2011	15.430371	14.789355	-4.15%	21,230
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.120522	12.528049	12.66%	0
2019	9.836933	11.120522	13.05%	0
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	116,949
2019	12.790380	14.614590	14.26%	128,200
2018	13.870830	12.790380	-7.79%	169,659
2017	12.586067	13.870830	10.21%	174,373
2016	12.059987	12.586067	4.36%	118,461
2015	12.393614	12.059987	-2.69%	146,673
2014	12.082298	12.393614	2.58%	158,240
2013	10.714519	12.082298	12.77%	249,861
2012	9.809665	10.714519	9.22%	288,159
2011	10.109875	9.809665	-2.97%	312,788

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	55,138
2019	13.309223	15.739031	18.26%	47,502
2018	14.736256	13.309223	-9.68%	56,530
2017	12.937855	14.736256	13.90%	59,439
2016	12.256900	12.937855	5.56%	74,627
2015	12.630362	12.256900	-2.96%	90,768
2014	12.266075	12.630362	2.97%	115,828
2013	10.286396	12.266075	19.25%	105,611
2012	9.203721	10.286396	11.76%	127,413
2011	9.691973	9.203721	-5.04%	133,452
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	70,362
2019	11.759587	12.799675	8.84%	79,466
2018	12.277824	11.759587	-4.22%	92,901
2017	11.736944	12.277824	4.61%	106,318
2016	11.407105	11.736944	2.89%	116,296
2015	11.684228	11.407105	-2.37%	148,006
2014	11.496666	11.684228	1.63%	143,582
2013	11.140023	11.496666	3.20%	163,655
2012	10.537207	11.140023	5.72%	173,376
2011	10.564529	10.537207	-0.26%	222,766
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	161,896
2019	13.104112	15.226353	16.20%	173,472
2018	14.341530	13.104112	-8.63%	198,902
2017	12.794196	14.341530	12.09%	212,740
2016	12.186954	12.794196	4.98%	225,540
2015	12.524925	12.186954	-2.70%	272,830
2014	12.178483	12.524925	2.84%	376,533
2013	10.511275	12.178483	15.86%	462,225
2012	9.511460	10.511275	10.51%	489,065
2011	9.901666	9.511460	-3.94%	540,088
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	2,454
2019	13.307786	15.997883	20.21%	2,717
2018	14.953421	13.307786	-11.01%	2,987
2017	12.876795	14.953421	16.13%	32,893
2016	12.168475	12.876795	5.82%	33,067
2015	12.562036	12.168475	-3.13%	92,985
2014	12.215547	12.562036	2.84%	101,875
2013	9.994167	12.215547	22.23%	134,454
2012	8.868653	9.994167	12.69%	136,655
2011	9.459031	8.868653	-6.24%	152,795
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	9,825
2019	12.544254	14.101717	12.42%	20,272
2018	13.393879	12.544254	-6.34%	24,824
2017	12.392838	13.393879	8.08%	25,318
2016	11.887203	12.392838	4.25%	25,621
2015	12.216771	11.887203	-2.70%	38,852
2014	11.934538	12.216771	2.36%	49,642
2013	10.908749	11.934538	9.40%	50,975
2012	10.079800	10.908749	8.22%	62,095
2011	10.276328	10.079800	-1.91%	80,970
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	17,637
2019	13.704553	15.161423	10.63%	18,015
2018	16.529178	13.704553	-17.09%	17,244
2017	13.694518	16.529178	20.70%	15,523
2016	13.770088	13.694518	-0.55%	21,391
2015	14.569816	13.770088	-5.49%	20,317
2014	16.128251	14.569816	-9.66%	20,636
2013	13.654891	16.128251	18.11%	26,901
2012	11.612565	13.654891	17.59%	60,803
2011	13.482517	11.612565	-13.87%	42,904
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	3,330

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.976027	13.626201	5.01%	60,386
2019	12.138008	12.976027	6.90%	10,952
2018	12.428266	12.138008	-2.34%	12,074
2017	12.129254	12.428266	2.47%	12,416
2016	11.744339	12.129254	3.28%	24,455
2015	12.047456	11.744339	-2.52%	21,974
2014	11.702042	12.047456	2.95%	22,926
2013	12.157146	11.702042	-3.74%	25,324
2012	11.500995	12.157146	5.71%	30,132
2011	11.006772	11.500995	4.49%	38,898
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	3,213
2019	12.840435	13.840127	7.79%	1,865
2018	13.249628	12.840435	-3.09%	1,997
2017	12.982269	13.249628	2.06%	3,121
2016	12.773369	12.982269	1.64%	8,074
2015	13.055192	12.773369	-2.16%	31,619
2014	12.656385	13.055192	3.15%	42,503
2013	13.137892	12.656385	-3.67%	48,497
2012	12.471155	13.137892	5.35%	50,120
2011	11.956729	12.471155	4.30%	55,126
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	4,265
2019	10.070756	10.556898	4.83%	4,265
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	35.289258	39.217995	11.13%	4,367
2019	29.251414	35.289258	20.64%	4,459
2018	36.122641	29.251414	-19.02%	5,047
2017	26.006358	36.122641	38.90%	2,267
2016	24.601602	26.006358	5.71%	2,174
2015	29.862097	24.601602	-17.62%	3,416
2014	32.208857	29.862097	-7.29%	3,230
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.093528	25.121383	4.27%	16,940
2019	21.350492	24.093528	12.85%	17,651
2018	22.381909	21.350492	-4.61%	17,824
2017	21.316028	22.381909	5.00%	19,384
2016	18.985039	21.316028	12.28%	28,149
2015	19.820365	18.985039	-4.21%	30,014
2014	19.651702	19.820365	0.86%	36,186
2013	18.661589	19.651702	5.31%	1,256
2012	16.564200	18.661589	12.66%	1,257
2011	16.222119	16.564200	2.11%	1,481

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.757607	13.310325	4.33%	45,074
2019	12.206255	12.757607	4.52%	29,003
2018	12.418127	12.206255	-1.71%	29,773
2017	12.368097	12.418127	0.40%	29,729
2016	12.482446	12.368097	-0.92%	40,202
2015	12.705689	12.482446	-1.76%	43,440
2014	12.354370	12.705689	2.84%	54,272
2013	13.092624	12.354370	-5.64%	67,086
2012	12.917941	13.092624	1.35%	107,564
2011	12.245623	12.917941	5.49%	176,640
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.103709	8.975301	-1.41%	150,173
2019	9.094430	9.103709	0.10%	151,094
2018	9.121003	9.094430	-0.29%	227,314
2017	9.234687	9.121003	-1.23%	169,403
2016	9.388472	9.234687	-1.64%	217,069
2015	9.545978	9.388472	-1.65%	125,133
2014	9.706126	9.545978	-1.65%	178,489
2013	9.868965	9.706126	-1.65%	202,316
2012	10.034988	9.868965	-1.65%	271,143
2011	10.202869	10.034988	-1.65%	303,215
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.070337	10.665319	5.91%	9,210
2019	8.610692	10.070337	16.95%	9,189
2018	10.277293	8.610692	-16.22%	10,851
2017	8.222863	10.277293	24.98%	1,880
2016	8.307785	8.222863	-1.02%	1,611
2015	8.728301	8.307785	-4.82%	4,741
2014	8.939087	8.728301	-2.36%	4,572
2013	7.731207	8.939087	15.62%	5,305
2012	6.822389	7.731207	13.32%	13,060
2011	7.707380	6.822389	-11.48%	16,582
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	2,301
2019	9.459854	11.276370	19.20%	2,665
2018	11.201954	9.459854	-15.55%	2,929
2017	9.151249	11.201954	22.41%	3,054
2016	9.255949	9.151249	-1.13%	3,157
2015	9.543806	9.255949	-3.02%	4,514
2014	10.344002	9.543806	-7.74%	4,314
2013	8.691317	10.344002	19.02%	4,293
2012	7.475938	8.691317	16.26%	5,713
2011	8.721870	7.475938	-14.29%	309,645

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.768985	35.249303	10.96%	6,126
2019	26.106345	31.768985	21.69%	6,185
2018	29.125902	26.106345	-10.37%	6,397
2017	25.004822	29.125902	16.48%	8,914
2016	23.224311	25.004822	7.67%	9,432
2015	23.852035	23.224311	-2.63%	12,571
2014	23.100556	23.852035	3.25%	58,273
2013	18.458503	23.100556	25.15%	144,597
2012	16.193584	18.458503	13.99%	243,350
2011	17.138514	16.193584	-5.51%	446,133
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	18,898
2019	15.987067	18.135447	13.44%	21,503
2018	17.085329	15.987067	-6.43%	24,405
2017	15.631263	17.085329	9.30%	21,651
2016	14.950504	15.631263	4.55%	5,762
2015	15.227773	14.950504	-1.82%	5,602
2014	14.804424	15.227773	2.86%	1,099
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	20,187
2011	12.433015	12.336491	-0.78%	23,050
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	67,279
2019	18.728646	22.092620	17.96%	52,234
2018	20.362201	18.728646	-8.02%	56,189
2017	18.032452	20.362201	12.92%	62,464
2016	17.017118	18.032452	5.97%	50,252
2015	17.395140	17.017118	-2.17%	4,493
2014	16.810804	17.395140	3.48%	10,014
2013	14.304216	16.810804	17.52%	1,682
2012	12.957463	14.304216	10.39%	1,764
2011	13.298836	12.957463	-2.57%	4,379
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.129501	15.879077	4.95%	31,132
2019	14.044462	15.129501	7.73%	33,211
2018	14.543673	14.044462	-3.43%	36,806
2017	13.991871	14.543673	3.94%	43,871
2016	13.644204	13.991871	2.55%	41,851
2015	13.836473	13.644204	-1.39%	116,601
2014	13.541776	13.836473	2.18%	37,970
2013	13.134348	13.541776	3.10%	101,935
2012	12.698037	13.134348	3.44%	112,732
2011	12.542960	12.698037	1.24%	118,687

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.465989	25.466245	8.52%	62,492
2019	20.263831	23.465989	15.80%	89,237
2018	21.846601	20.263831	-7.24%	105,186
2017	19.669423	21.846601	11.07%	339,149
2016	18.665241	19.669423	5.38%	342,518
2015	19.042127	18.665241	-1.98%	367,738
2014	18.407859	19.042127	3.45%	395,710
2013	16.048214	18.407859	14.70%	460,634
2012	14.725918	16.048214	8.98%	316,844
2011	14.978498	14.725918	-1.69%	713,757
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.386166	31.359716	10.48%	22,360
2019	23.691041	28.386166	19.82%	31,446
2018	26.108061	23.691041	-9.26%	35,782
2017	22.750329	26.108061	14.76%	53,744
2016	21.322478	22.750329	6.70%	59,375
2015	21.839610	21.322478	-2.37%	68,158
2014	21.157248	21.839610	3.23%	242,109
2013	17.578460	21.157248	20.36%	407,817
2012	15.712035	17.578460	11.88%	514,322
2011	16.322204	15.712035	-3.74%	803,964

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.157026	20.452346	6.76%	30,317
2019	17.164136	19.157026	11.61%	32,892
2018	18.130322	17.164136	-5.33%	34,767
2017	16.878866	18.130322	7.41%	42,033
2016	16.235366	16.878866	3.96%	43,423
2015	16.512796	16.235366	-1.68%	47,811
2014	16.030088	16.512796	3.01%	65,559
2013	14.750895	16.030088	8.67%	66,563
2012	13.882794	14.750895	6.25%	358,233
2011	13.829933	13.882794	0.38%	396,100
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	12,333
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.361547	28.572042	27.77%	6,602
2019	17.460371	22.361547	28.07%	8,238
2018	18.370489	17.460371	-4.95%	8,342
2017	14.380861	18.370489	27.74%	9,099
2016	14.336160	14.380861	0.31%	12,196
2015	14.134326	14.336160	1.43%	20,054
2014	13.047356	14.134326	8.33%	26,123
2013	9.869637	13.047356	32.20%	32,906
2012	8.640935	9.869637	14.22%	35,505
2011	9.079086	8.640935	-4.83%	68,302
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	0
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	8,476
2016	9.545097	10.190473	6.76%	9,567
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.666250	43.908571	16.57%	18,550
2019	27.887056	37.666250	35.07%	21,542
2018	28.801336	27.887056	-3.17%	30,503
2017	23.045089	28.801336	24.98%	32,466
2016	22.676774	23.045089	1.62%	40,069
2015	21.996440	22.676774	3.09%	45,511
2014	20.601502	21.996440	6.77%	63,108
2013	15.369911	20.601502	34.04%	104,789
2012	13.197181	15.369911	16.46%	146,779
2011	13.761488	13.197181	-4.10%	239,948
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	29.058373	28.977106	-0.28%	8,697
2019	23.322735	29.058373	24.59%	11,707
2018	26.197263	23.322735	-10.97%	14,535
2017	24.562893	26.197263	6.65%	14,904
2016	20.774734	24.562893	18.23%	18,647
2015	22.105173	20.774734	-6.02%	20,918
2014	19.899468	22.105173	11.08%	26,493
2013	15.366307	19.899468	29.50%	35,991
2012	13.652497	15.366307	12.55%	53,865
2011	13.813869	13.652497	-1.17%	111,651
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	3,075
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.445050	51.669473	11.25%	6,009
2019	37.583496	46.445050	23.58%	6,553
2018	43.127455	37.583496	-12.85%	7,042
2017	37.872839	43.127455	13.87%	5,889
2016	32.011469	37.872839	18.31%	9,024
2015	33.394841	32.011469	-4.14%	11,258
2014	31.031799	33.394841	7.61%	12,099
2013	23.714870	31.031799	30.85%	17,951
2012	20.526948	23.714870	15.53%	17,416
2011	21.415526	20.526948	-4.15%	28,666
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	13,621
2019	17.993015	21.916001	21.80%	13,469
2018	21.068266	17.993015	-14.60%	13,484
2017	18.816657	21.068266	11.97%	14,041
2016	16.269097	18.816657	15.66%	10,287
2015	17.033591	16.269097	-4.49%	13,902
2014	14.800321	17.033591	15.09%	24,575
2013	11.091371	14.800321	33.44%	25,431
2012	9.693418	11.091371	14.42%	32,988
2011	10.089948	9.693418	-3.93%	46,104

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	34.288127	47.385306	38.20%	906
2019	25.752750	34.288127	33.14%	1,036
2018	28.531605	25.752750	-9.74%	1,047
2017	23.272870	28.531605	22.60%	1,108
2016	21.897684	23.272870	6.28%	1,501
2015	22.147784	21.897684	-1.13%	2,238
2014	21.961929	22.147784	0.85%	6,397
2013	15.512400	21.961929	41.58%	3,090
2012	13.947162	15.512400	11.22%	3,332
2011	14.303860	13.947162	-2.49%	5,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.600278	39.842993	3.22%	624
2019	33.067221	38.600278	16.73%	783
2018	40.572715	33.067221	-18.50%	867
2017	37.931250	40.572715	6.96%	883
2016	30.701789	37.931250	23.55%	3,116
2015	33.312036	30.701789	-7.84%	1,599
2014	31.724661	33.312036	5.00%	1,779
2013	23.036487	31.724661	37.71%	7,070
2012	19.470383	23.036487	18.32%	3,796
2011	20.938218	19.470383	-7.01%	6,613
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	40.173890	48.344227	20.34%	1,513
2019	32.586063	40.173890	23.29%	1,598
2018	38.014717	32.586063	-14.28%	1,520
2017	34.143917	38.014717	11.34%	1,880
2016	28.328748	34.143917	20.53%	2,162
2015	29.360475	28.328748	-3.51%	2,498
2014	29.688039	29.360475	-1.10%	6,527
2013	21.476771	29.688039	38.23%	7,797
2012	18.952108	21.476771	13.32%	10,358
2011	20.456564	18.952108	-7.35%	17,513
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.142146	22.464458	11.53%	1,358
2019	15.989232	20.142146	25.97%	1,749
2018	17.116113	15.989232	-6.58%	1,755
2017	13.948686	17.116113	22.71%	2,444
2016	12.490403	13.948686	11.68%	2,672
2015	12.853274	12.490403	-2.82%	6,268
2014	12.264459	12.853274	4.80%	11,282
2013	8.687989	12.264459	41.17%	44,895
2012	7.561134	8.687989	14.90%	16,556
2011	8.702060	7.561134	-13.11%	292,915

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.958061	23.361438	11.47%	9,436
2019	16.906180	20.958061	23.97%	11,125
2018	18.264476	16.906180	-7.44%	11,291
2017	15.688931	18.264476	16.42%	13,240
2016	14.486934	15.688931	8.30%	19,318
2015	14.791884	14.486934	-2.06%	23,991
2014	13.609689	14.791884	8.69%	29,471
2013	9.987496	13.609689	36.27%	39,373
2012	9.117565	9.987496	9.54%	40,473
2011	9.583187	9.117565	-4.86%	56,977
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.107187	15.866252	-7.25%	11,418
2019	13.334451	17.107187	28.29%	12,251
2018	14.132825	13.334451	-5.65%	12,466
2017	13.537596	14.132825	4.40%	13,082
2016	12.842357	13.537596	5.41%	15,415
2015	13.841305	12.842357	-7.22%	32,500
2014	10.943023	13.841305	26.49%	42,949
2013	10.834078	10.943023	1.01%	32,999
2012	9.531130	10.834078	13.67%	44,944
2011	9.130237	9.531130	4.39%	56,585
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	40,011
2019	15.747039	20.263455	28.68%	43,569
2018	16.833064	15.747039	-6.45%	47,163
2017	14.118129	16.833064	19.23%	36,733
2016	12.885837	14.118129	9.56%	58,155
2015	12.979641	12.885837	-0.72%	8,593
2014	11.671121	12.979641	11.21%	7,366
2013*	10.000000	11.671121	16.71%	2,944
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	25,726
2019	10.080203	10.319089	2.37%	24,191
2018	10.166849	10.080203	-0.85%	2,920
2017	10.176246	10.166849	-0.09%	2,847
2016	10.094967	10.176246	0.81%	2,694
2015	10.299452	10.094967	-1.99%	4,791
2014	10.420778	10.299452	-1.16%	11,879
2013	10.584447	10.420778	-1.55%	21,158
2012	10.396146	10.584447	1.81%	15,430
2011	10.434627	10.396146	-0.37%	13,422

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	4,173
2019	14.040535	17.255591	22.90%	4,380
2018	16.104258	14.040535	-12.81%	4,596
2017	14.340085	16.104258	12.30%	2,419
2016	12.062447	14.340085	18.88%	2,586
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	83
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.338609	35.261848	57.85%	10,688
2019	16.598711	22.338609	34.58%	12,107
2018	18.158652	16.598711	-8.59%	13,700
2017	14.477710	18.158652	25.42%	20,727
2016	13.879452	14.477710	4.31%	26,300
2015	14.161282	13.879452	-1.99%	28,678
2014	13.882497	14.161282	2.01%	41,898
2013	10.183767	13.882497	36.32%	48,571
2012	9.032284	10.183767	12.75%	58,392
2011	9.611325	9.032284	-6.02%	79,373
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	43.785761	60.164148	37.41%	0
2019	33.604992	43.785761	30.30%	0
2018	36.570459	33.604992	-8.11%	0
2017	29.850086	36.570459	22.51%	0
2016	29.136915	29.850086	2.45%	0
2015	29.333944	29.136915	-0.67%	52
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.103852	10.280754	1.75%	9,134
2019	9.908064	10.103852	1.98%	12,182
2018	9.973393	9.908064	-0.66%	19,222
2017	10.050684	9.973393	-0.77%	20,897
2016	10.095733	10.050684	-0.45%	27,128
2015	10.246272	10.095733	-1.47%	23,968
2014	10.355016	10.246272	-1.05%	29,676
2013	10.464186	10.355016	-1.04%	408,593
2012	10.171757	10.464186	2.87%	40,506
2011	10.312153	10.171757	-1.36%	58,818

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	34.101433	40.099789	17.59%	479
2019	27.543766	34.101433	23.81%	436
2018	29.709691	27.543766	-7.29%	465
2017	25.506016	29.709691	16.48%	589
2016	23.604808	25.506016	8.05%	604
2015	24.112615	23.604808	-2.11%	617
2014	22.211196	24.112615	8.56%	1,283
2013	16.412134	22.211196	35.33%	2,776
2012	15.037116	16.412134	9.14%	6,231
2011	15.774822	15.037116	-4.68%	9,443
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	2,830
2019	10.603120	11.652826	9.90%	5,869
2018	11.403130	10.603120	-7.02%	13,139
2017	10.225816	11.403130	11.51%	25,284
2016	9.208520	10.225816	11.05%	25,377
2015	10.310360	9.208520	-10.69%	21,500
2014	10.435877	10.310360	-1.20%	21,129
2013	10.599374	10.435877	-1.54%	18,075
2012*	10.000000	10.599374	5.99%	25,201
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.098612	11.633690	4.82%	488
2019	9.842622	11.098612	12.76%	488
2018	10.516109	9.842622	-6.40%	528
2017	9.739502	10.516109	7.97%	23,977
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	278
2019	11.078319	11.649234	5.15%	278
2018	11.743583	11.078319	-5.66%	300
2017	10.782586	11.743583	8.91%	1,703
2016	10.653665	10.782586	1.21%	1,640
2015	11.669747	10.653665	-8.71%	300
2014	11.829924	11.669747	-1.35%	4,801
2013	12.873813	11.829924	-8.11%	5,715
2012	12.439490	12.873813	3.49%	7,405
2011	11.665801	12.439490	6.63%	7,511

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	84,142
2019	10.943509	11.185251	2.21%	75,986
2018	11.101800	10.943509	-1.43%	54,574
2017	11.147944	11.101800	-0.41%	65,227
2016	11.188458	11.147944	-0.36%	77,436
2015	11.352455	11.188458	-1.44%	433,770
2014	11.457181	11.352455	-0.91%	95,514
2013	11.676512	11.457181	-1.88%	111,282
2012	11.227334	11.676512	4.00%	123,179
2011	11.301282	11.227334	-0.65%	113,574
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	17,536
2019	10.127575	10.229030	1.00%	17,805
2018	10.153517	10.127575	-0.26%	6,832
2017	10.090776	10.153517	0.62%	1,054
2016*	10.000000	10.090776	0.91%	1,233
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	49,946
2019	10.638761	11.326152	6.46%	50,745
2018	10.887371	10.638761	-2.28%	25,829
2017	10.560804	10.887371	3.09%	50,928
2016	10.467077	10.560804	0.90%	25,754
2015	10.607078	10.467077	-1.32%	36,762
2014	10.353544	10.607078	2.45%	43,581
2013	10.747901	10.353544	-3.67%	40,948
2012	9.980493	10.747901	7.69%	87,651
2011*	10.000000	9.980493	-0.20%	1,907
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.999168	24.554725	36.42%	578
2019	13.383615	17.999168	34.49%	0
2018	13.293064	13.383615	0.68%	0
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.356498	22.442153	10.25%	0
2019	16.538144	20.356498	23.09%	0
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.970444	13.496594	4.06%	0
2019	10.113155	12.970444	28.25%	0
2018	11.237735	10.113155	-10.01%	1
2017*	10.000000	11.237735	12.38%	3
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	14,113
2019	33.911659	42.900842	26.51%	13,608
2018	34.190769	33.911659	-0.82%	14,176
2017	27.306204	34.190769	25.21%	17,681
2016	31.095173	27.306204	-12.19%	13,160
2015	28.111261	31.095173	10.61%	28,716
2014	21.781571	28.111261	29.06%	20,799
2013	14.714212	21.781571	48.03%	83,797
2012	11.421095	14.714212	28.83%	26,249
2011	10.519755	11.421095	8.57%	3,938
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	2,953
2019	5.170813	5.672673	9.71%	3,057
2018	7.346051	5.170813	-29.61%	2,238
2017	7.619134	7.346051	-3.58%	2,223
2016	5.401602	7.619134	41.05%	9,242
2015	8.274934	5.401602	-34.72%	5,301
2014	10.432226	8.274934	-20.68%	12,699
2013	9.617126	10.432226	8.48%	20,188
2012*	10.000000	9.617126	-3.83%	18,492
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.831096	6.830940	17.15%	1,858
2019	5.299886	5.831096	10.02%	2,033
2018	7.514193	5.299886	-29.47%	2,074
2017	7.771868	7.514193	-3.32%	2,099
2016	5.498482	7.771868	41.35%	2,606
2015	8.400659	5.498482	-34.55%	2,834
2014	10.558892	8.400659	-20.44%	4,067
2013	9.712890	10.558892	8.71%	4,095
2012*	10.000000	9.712890	-2.87%	11,190
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.299549	54.779044	55.18%	1,149
2019	28.752697	35.299549	22.77%	1,418
2018	28.860100	28.752697	-0.37%	1,584
2017	23.314175	28.860100	23.79%	512
2016	21.999965	23.314175	5.97%	562
2015	23.033032	21.999965	-4.49%	2,542
2014	23.867690	23.033032	-3.50%	2,559
2013	16.153750	23.867690	47.75%	3,376
2012	15.226889	16.153750	6.09%	2,963
2011	16.227809	15.226889	-6.17%	29,115

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.046507	13.448087	3.08%	0
2019	11.516867	13.046507	13.28%	0
2018	12.646360	11.516867	-8.93%	0
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.908368	34.156075	0.73%	0
2019	27.905807	33.908368	21.51%	0
2018	30.153629	27.905807	-7.45%	0
2017	25.863595	30.153629	16.59%	0
2016	23.687349	25.863595	9.19%	0
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.768793	8.810294	0.47%	0
2019	7.638044	8.768793	14.80%	0
2018*	10.000000	7.638044	-23.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.941969	42.487762	1.30%	57
2019	35.585032	41.941969	17.86%	62
2018	42.741636	35.585032	-16.74%	66
2017	38.527808	42.741636	10.94%	70
2016	31.405882	38.527808	22.68%	183
2015	33.878111	31.405882	-7.30%	79
2014	31.634014	33.878111	7.09%	364
2013	23.381241	31.634014	35.30%	580
2012	20.078239	23.381241	16.45%	1,695
2011	22.352056	20.078239	-10.17%	3,577
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.628326	14.676661	7.69%	3,478
2019	12.730658	13.628326	7.05%	3,314
2018	13.327713	12.730658	-4.48%	2,554
2017	13.077405	13.327713	1.91%	5,596
2016	12.743819	13.077405	2.62%	6,478
2015	13.292302	12.743819	-4.13%	6,550
2014	13.090229	13.292302	1.54%	10,049
2013	14.550439	13.090229	-10.04%	12,792
2012	13.784575	14.550439	5.56%	28,463
2011	12.548450	13.784575	9.85%	30,060

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	32.223551	35.302052	9.55%	0
2019	26.489884	32.223551	21.64%	0
2018	29.039633	26.489884	-8.78%	0
2017	24.556081	29.039633	18.26%	0
2016	22.066840	24.556081	11.28%	0
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.631311	31.438697	-0.61%	2,281
2019	24.945730	31.631311	26.80%	2,388
2018	29.159395	24.945730	-14.45%	2,478
2017	26.610625	29.159395	9.58%	3,143
2016	22.058362	26.610625	20.64%	4,727
2015	22.800004	22.058362	-3.25%	3,534
2014	19.954013	22.800004	14.26%	4,477
2013	15.626579	19.954013	27.69%	3,569
2012	13.677888	15.626579	14.25%	6,337
2011	14.032244	13.677888	-2.53%	6,498
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.998189	33.697744	-0.88%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.569465	12.170275	5.19%	842
2019	10.246644	11.569465	12.91%	0
2018	10.734901	10.246644	-4.55%	415
2017	10.198172	10.734901	5.26%	415
2016	9.195319	10.198172	10.91%	415
2015*	10.000000	9.195319	-8.05%	415
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.451623	11.151664	6.70%	1,717
2019	9.741323	10.451623	7.29%	0
2018	9.982726	9.741323	-2.42%	0
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.511003	14.773577	1.81%	0
2019	11.581533	14.511003	25.29%	0
2018	12.726837	11.581533	-9.00%	0
2017	11.113593	12.726837	14.52%	0
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.495943	20.760192	18.66%	6,168
2019	15.114799	17.495943	15.75%	6,206
2018	16.638708	15.114799	-9.16%	6,265
2017	14.885126	16.638708	11.78%	6,331
2016	14.586794	14.885126	2.05%	6,392
2015	14.989140	14.586794	-2.68%	17,856
2014	14.959326	14.989140	0.20%	9,241
2013	13.300593	14.959326	12.47%	9,033
2012	12.304760	13.300593	8.09%	6,994
2011	12.989971	12.304760	-5.27%	22,833
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.013599	13.795999	6.01%	563
2019	11.045543	13.013599	17.82%	563
2018	13.328353	11.045543	-17.13%	0
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	47.133638	51.260962	8.76%	234
2019	39.233797	47.133638	20.14%	235
2018	43.852263	39.233797	-10.53%	1,154
2017	39.686069	43.852263	10.50%	1,079
2016	32.109531	39.686069	23.60%	1,282
2015	33.443961	32.109531	-3.99%	422
2014	32.364793	33.443961	3.33%	267
2013	23.397810	32.364793	38.32%	8,868
2012	20.565940	23.397810	13.77%	3,760
2011	20.803816	20.565940	-1.14%	8,247
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.726092	43.653735	15.71%	1,659
2019	29.331703	37.726092	28.62%	1,783
2018	31.364490	29.331703	-6.48%	1,813
2017	26.321787	31.364490	19.16%	1,581
2016	24.026787	26.321787	9.55%	1,350
2015	24.231874	24.026787	-0.85%	1,356
2014	21.794874	24.231874	11.18%	2,283
2013	16.834269	21.794874	29.47%	2,343
2012	14.831041	16.834269	13.51%	1,946
2011	14.846420	14.831041	-0.10%	2,884

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.676509	40.843957	21.28%	445
2019	25.230797	33.676509	33.47%	501
2018	27.632333	25.230797	-8.69%	1,566
2017	22.131220	27.632333	24.86%	2,080
2016	20.916202	22.131220	5.81%	2,849
2015	21.871487	20.916202	-4.37%	2,984
2014	20.634694	21.871487	5.99%	3,118
2013	17.373295	20.634694	18.77%	5,090
2012	16.047584	17.373295	8.26%	5,223
2011	15.012509	16.047584	6.89%	46,764
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.821422	29.176236	17.54%	0
2019	20.783955	24.821422	19.43%	0
2018	26.198740	20.783955	-20.67%	0
2017	21.428192	26.198740	22.26%	0
2016	18.664150	21.428192	14.81%	0
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.002592	11.497657	4.50%	0
2019	9.605736	11.002592	14.54%	0
2018	10.179859	9.605736	-5.64%	0
2017*	10.000000	10.179859	1.80%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.901324	16.252341	-3.84%	0
2019	13.461990	16.901324	25.55%	0
2018	16.490324	13.461990	-18.36%	0
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.880267	10.909127	0.27%	1,044
2019	10.336716	10.880267	5.26%	1,756
2018	10.525512	10.336716	-1.79%	1,706
2017	10.350713	10.525512	1.69%	1,422
2016	9.664637	10.350713	7.10%	3,169
2015	9.930313	9.664637	-2.68%	748
2014	10.044558	9.930313	-1.14%	496

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.656869	10.549725	-1.01%	0
2019	9.040667	10.656869	17.88%	0
2018*	10.000000	9.040667	-9.59%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.373282	15.239490	6.03%	3,260
2019	13.393739	14.373282	7.31%	3,429
2018	13.734248	13.393739	-2.48%	3,288
2017	13.466205	13.734248	1.99%	8,144
2016	13.231153	13.466205	1.78%	7,863
2015	13.519372	13.231153	-2.13%	8,018
2014	13.286443	13.519372	1.75%	12,636
2013	13.415534	13.286443	-0.96%	12,653
2012	12.470133	13.415534	7.58%	12,496
2011	12.437648	12.470133	0.26%	12,209
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.442551	13.434730	28.65%	0
2019	8.222648	10.442551	27.00%	0
2018*	10.000000	8.222648	-17.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.857096	19.702210	10.33%	15,611
2019	15.694094	17.857096	13.78%	16,739
2018	16.677794	15.694094	-5.90%	18,966
2017	15.040646	16.677794	10.88%	14,945
2016	14.539586	15.040646	3.45%	18,989
2015	14.869899	14.539586	-2.22%	19,924
2014	14.515785	14.869899	2.44%	20,636
2013	13.045289	14.515785	11.27%	21,266
2012	11.893752	13.045289	9.68%	42,060
2011	12.150921	11.893752	-2.12%	53,393
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.508708	22.000225	12.77%	834
2019	16.555081	19.508708	17.84%	1,053
2018	17.932975	16.555081	-7.68%	1,135
2017	15.690780	17.932975	14.29%	3,016
2016	15.085987	15.690780	4.01%	3,727
2015	15.417666	15.085987	-2.15%	4,116
2014	14.995220	15.417666	2.82%	8,041
2013	13.191944	14.995220	13.67%	6,265
2012	11.869228	13.191944	11.14%	7,139
2011	12.225863	11.869228	-2.92%	9,776

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.520548	24.675621	14.66%	561
2019	17.639412	21.520548	22.00%	561
2018	19.518344	17.639412	-9.63%	561
2017	16.450571	19.518344	18.65%	2,420
2016	15.731556	16.450571	4.57%	2,787
2015	16.088843	15.731556	-2.22%	3,121
2014	15.625909	16.088843	2.96%	13,452
2013	13.093033	15.625909	19.35%	15,403
2012	11.564320	13.093033	13.22%	33,097
2011	12.106430	11.564320	-4.48%	33,138
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.613498	16.343204	20.05%	32,323
2019	11.158095	13.613498	22.01%	5,438
2018	11.879746	11.158095	-6.07%	3,991
2017	10.407301	11.879746	14.15%	8,350
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	43.016302	55.069891	28.02%	104
2019	33.334693	43.016302	29.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.078174	8.628370	-34.02%	7,477
2019	12.114205	13.078174	7.96%	4,650
2018	16.382610	12.114205	-26.05%	4,880
2017	17.140852	16.382610	-4.42%	7,931
2016	13.060417	17.140852	31.24%	8,665
2015	16.765455	13.060417	-22.10%	6,354
2014	19.551647	16.765455	-14.25%	6,875
2013	16.021249	19.551647	22.04%	15,373
2012	15.562209	16.021249	2.95%	15,613
2011	16.699118	15.562209	-6.81%	18,813
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.535948	31.950080	4.63%	5,599
2019	24.439217	30.535948	24.95%	5,796
2018	27.185247	24.439217	-10.10%	9,026
2017	24.548567	27.185247	10.74%	9,804
2016	21.214902	24.548567	15.71%	14,141
2015	22.537037	21.214902	-5.87%	10,961
2014	21.134660	22.537037	6.64%	12,081
2013	16.819552	21.134660	25.66%	14,030
2012	14.617971	16.819552	15.06%	43,566
2011	14.773512	14.617971	-1.05%	27,752

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.649946	15.494499	5.76%	0
2019	11.492298	14.649946	27.48%	0
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	43.018991	60.704546	41.11%	7,763
2019	32.664569	43.018991	31.70%	7,475
2018	33.376993	32.664569	-2.13%	7,894
2017	25.184106	33.376993	32.53%	8,470
2016	25.478329	25.184106	-1.15%	7,256
2015	24.244994	25.478329	5.09%	23,184
2014	22.217472	24.244994	9.13%	18,111
2013	16.618698	22.217472	33.69%	13,782
2012	14.778272	16.618698	12.45%	9,523
2011	15.038201	14.778272	-1.73%	14,338
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.743172	15.820578	7.31%	31,132
2019	13.708901	14.743172	7.54%	29,594
2018	14.057954	13.708901	-2.48%	28,086
2017	13.751456	14.057954	2.23%	29,845
2016	13.389064	13.751456	2.71%	30,184
2015	13.737352	13.389064	-2.54%	30,420
2014	13.231597	13.737352	3.82%	30,723
2013	13.744646	13.231597	-3.73%	31,560
2012	13.240928	13.744646	3.80%	39,167
2011	12.583969	13.240928	5.22%	43,283
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	46.145908	53.466386	15.86%	2,849
2019	38.112390	46.145908	21.08%	3,303
2018	45.496464	38.112390	-16.23%	5,634
2017	38.395609	45.496464	18.49%	6,256
2016	34.896935	38.395609	10.03%	6,895
2015	36.088279	34.896935	-3.30%	7,171
2014	34.624003	36.088279	4.23%	8,477
2013	25.923735	34.624003	33.56%	7,766
2012	23.020684	25.923735	12.61%	8,719
2011	26.269023	23.020684	-12.37%	11,303

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	27.196186	30.833080	13.37%	1,481
2019	21.699041	27.196186	25.33%	2,361
2018	25.989883	21.699041	-16.51%	1,430
2017	20.338771	25.989883	27.78%	4,087
2016	21.840173	20.338771	-6.87%	2,925
2015	21.508872	21.840173	1.54%	1,733
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.569300	12.432761	-8.38%	0
2019	11.227356	13.569300	20.86%	0
2018	12.210879	11.227356	-8.05%	0
2017	11.970005	12.210879	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	38.898387	41.303775	6.18%	0
2019	29.508824	38.898387	31.82%	0
2018	36.389836	29.508824	-18.91%	0
2017	31.084630	36.389836	17.07%	0
2016	28.937636	31.084630	7.42%	0
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	864
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.560925	15.994267	9.84%	1,500
2019	12.358429	14.560925	17.82%	1,577
2018	13.916139	12.358429	-11.19%	1,646
2017	12.641791	13.916139	10.08%	1,720
2016	11.362201	12.641791	11.26%	1,792
2015	12.324485	11.362201	-7.81%	1,865
2014	12.190439	12.324485	1.10%	2,764
2013	10.019480	12.190439	21.67%	5,496
2012	8.838033	10.019480	13.37%	2,737
2011	9.131381	8.838033	-3.21%	3,533

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.560034	17.381246	-1.02%	17,082
2019	15.391923	17.560034	14.09%	18,387
2018	16.363924	15.391923	-5.94%	18,411
2017	15.177920	16.363924	7.81%	37,524
2016	13.540774	15.177920	12.09%	39,656
2015	14.820474	13.540774	-8.63%	41,759
2014	14.411563	14.820474	2.84%	43,087
2013	12.866930	14.411563	12.00%	42,451
2012	11.619776	12.866930	10.73%	38,502
2011	11.545028	11.619776	0.65%	48,177
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	37.358441	42.588140	14.00%	0
2019	29.407950	37.358441	27.04%	0
2018	31.519024	29.407950	-6.70%	0
2017	26.594856	31.519024	18.52%	0
2016	23.313445	26.594856	14.08%	0
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	0
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	230
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.715631	44.168238	3.40%	164
2019	34.392519	42.715631	24.20%	166
2018	40.162433	34.392519	-14.37%	168
2017	36.922130	40.162433	8.78%	643
2016	28.849677	36.922130	27.98%	604
2015	31.689616	28.849677	-8.96%	641
2014	32.054706	31.689616	-1.14%	1,264
2013	23.935102	32.054706	33.92%	2,554
2012	20.567941	23.935102	16.37%	3,637
2011	21.740456	20.567941	-5.39%	35,001
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.100460	13.938714	15.19%	1,447
2019	9.715872	12.100460	24.54%	1,505
2018	11.739161	9.715872	-17.24%	1,561
2017	8.504772	11.739161	38.03%	1,509
2016	7.366552	8.504772	15.45%	1,729
2015	9.321326	7.366552	-20.97%	1,829
2014*	10.000000	9.321326	-6.79%	1,234

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.760103	21.142448	-2.84%	392
2019	19.671742	21.760103	10.62%	343
2018	23.668961	19.671742	-16.89%	305
2017	20.632812	23.668961	14.72%	6,704
2016	19.583493	20.632812	5.36%	606
2015	21.305576	19.583493	-8.08%	560
2014	24.389109	21.305576	-12.64%	753
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.331358	8.688268	-6.89%	12,374
2019	9.305419	9.331358	0.28%	14,577
2018	9.287284	9.305419	0.20%	14,719
2017	9.268956	9.287284	0.20%	16,806
2016	9.159651	9.268956	1.19%	18,080
2015	9.737254	9.159651	-5.93%	18,412
2014	9.727337	9.737254	0.10%	23,153
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.704945	13.002708	2.34%	0
2019	11.546406	12.704945	10.03%	0
2018	12.279648	11.546406	-5.97%	0
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.034280	10.526488	4.91%	0
2019	9.380284	10.034280	6.97%	0
2018*	10.000000	9.380284	-6.20%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.774163	10.317860	5.56%	0
2019	9.468519	9.774163	3.23%	0
2018	10.148167	9.468519	-6.70%	0
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.961892	32.051253	39.58%	1,764
2019	17.121995	22.961892	34.11%	1,155
2018	18.124935	17.121995	-5.53%	2,015
2017	14.514525	18.124935	24.87%	2,114
2016	14.472936	14.514525	0.29%	0
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	12,049
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.622654	46.23%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.969929	53.786672	25.17%	2,234
2019	33.253391	42.969929	29.22%	2,431
2018	39.063931	33.253391	-14.87%	2,761
2017	29.150051	39.063931	34.01%	2,968
2016	29.699454	29.150051	-1.85%	2,988
2015	29.142872	29.699454	1.91%	2,909
2014	29.049621	29.142872	0.32%	3,375
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.658114	10.790363	1.24%	0
2019	9.802716	10.658114	8.73%	0
2018	10.447431	9.802716	-6.17%	0
2017	10.022591	10.447431	4.24%	0
2016	9.594353	10.022591	4.46%	0
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	2,642
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	34.133474	38.147829	11.76%	0
2019	26.358230	34.133474	29.50%	0
2018	29.179493	26.358230	-9.67%	0
2017	25.448987	29.179493	14.66%	156
2016	23.259863	25.448987	9.41%	234
2015	22.949132	23.259863	1.35%	3,807
2014	21.146639	22.949132	8.52%	928
2013	16.366709	21.146639	29.21%	2,662
2012	14.278780	16.366709	14.62%	5,237
2011	14.571030	14.278780	-2.01%	5,638

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.181114	17.328023	7.09%	0
2019	13.164804	16.181114	22.91%	0
2018	15.151327	13.164804	-13.11%	0
2017	13.442790	15.151327	12.71%	0
2016	12.084045	13.442790	11.24%	0
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	45.348283	53.330662	17.60%	0
2019	36.574328	45.348283	23.99%	0
2018	41.594069	36.574328	-12.07%	0
2017	37.144367	41.594069	11.98%	120
2016	32.110324	37.144367	15.68%	0
2015	34.785456	32.110324	-7.69%	203
2014	31.693294	34.785456	9.76%	1,011
2013	22.927266	31.693294	38.23%	1,182
2012	19.822086	22.927266	15.67%	1,039
2011	20.656451	19.822086	-4.04%	1,441
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.795918	12.845477	18.98%	1,035
2019	8.583385	10.795918	25.78%	1,035
2018	10.855103	8.583385	-20.93%	1,035
2017	8.732838	10.855103	24.30%	1,035
2016	9.131402	8.732838	-4.36%	1,035
2015	9.009507	9.131402	1.35%	1,035
2014*	10.000000	9.009507	-9.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.267664	19.329775	11.94%	1,203
2019	14.424815	17.267664	19.71%	1,211
2018	15.519846	14.424815	-7.06%	1,217
2017	13.348319	15.519846	16.27%	1,224
2016	13.936460	13.348319	-4.22%	1,231
2015	15.468629	13.936460	-9.91%	1,238
2014	16.610787	15.468629	-6.88%	5,646
2013	13.504107	16.610787	23.01%	17,295
2012	11.527620	13.504107	17.15%	6,762
2011	12.637243	11.527620	-8.78%	21,378

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.586466	14.160528	4.23%	709
2019	12.430141	13.586466	9.30%	940
2018	12.919532	12.430141	-3.79%	778
2017	12.319552	12.919532	4.87%	813
2016	10.786071	12.319552	14.22%	1,275
2015	11.736061	10.786071	-8.09%	881
2014	11.715861	11.736061	0.17%	2,546
2013	10.785977	11.715861	8.62%	3,100
2012*	10.000000	10.785977	7.86%	346
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.831932	31.977414	46.47%	1,338
2019	16.100691	21.831932	35.60%	1,685
2018	16.390294	16.100691	-1.77%	1,769
2017	13.138995	16.390294	24.75%	813
2016	12.595307	13.138995	4.32%	0
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	53
2012*	10.000000	10.040834	0.41%	59
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	32.056746	35.932767	12.09%	0
2019	26.670626	32.056746	20.19%	0
2018	27.017902	26.670626	-1.29%	0
2017	23.264663	27.017902	16.13%	0
2016	22.685076	23.264663	2.55%	0
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.385304	11.255317	8.38%	0
2019	9.667935	10.385304	7.42%	1,090
2018	9.964231	9.667935	-2.97%	1,948
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	54.778133	74.866768	36.67%	1,223
2019	40.719373	54.778133	34.53%	1,268
2018	40.727581	40.719373	-0.02%	1,333
2017	31.869939	40.727581	27.79%	1,655
2016	31.801846	31.869939	0.21%	1,430
2015	28.901709	31.801846	10.03%	4,757
2014	27.106237	28.901709	6.62%	1,724
2013	21.067810	27.106237	28.66%	2,879
2012	17.304362	21.067810	21.75%	5,120
2011	18.916137	17.304362	-8.52%	7,676
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.906914	48.757858	48.17%	4,261
2019	23.115553	32.906914	42.36%	3,108
2018	23.305739	23.115553	-0.82%	5,363
2017	16.359616	23.305739	42.46%	5,200
2016	14.617036	16.359616	11.92%	403
2015	14.209698	14.617036	2.87%	1,701
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	6,868
2012*	10.000000	9.932885	-0.67%	5,164
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.615152	36.057067	14.05%	1,591
2019	25.382903	31.615152	24.55%	1,709
2018	30.430700	25.382903	-16.59%	1,859
2017	23.665264	30.430700	28.59%	2,158
2016	25.804300	23.665264	-8.29%	2,553
2015	28.785152	25.804300	-10.36%	2,562
2014	33.314737	28.785152	-13.60%	3,105
2013	29.655511	33.314737	12.34%	5,149
2012	26.656151	29.655511	11.25%	3,556
2011	40.076870	26.656151	-33.49%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.029864	9.733595	-2.95%	0
2019	8.636486	10.029864	16.13%	262
2018	10.788821	8.636486	-19.95%	469
2017	8.585690	10.788821	25.66%	0
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.529542	11.119266	5.60%	0
2019	9.880674	10.529542	6.57%	0
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.070556	31.585479	43.11%	0
2019	15.892518	22.070556	38.87%	344
2018	16.451494	15.892518	-3.40%	0
2017	13.246935	16.451494	24.19%	0
2016	12.385608	13.246935	6.95%	0
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	5,041
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	38.228315	38.788561	1.47%	4,018
2019	30.029033	38.228315	27.30%	3,890
2018	34.081128	30.029033	-11.89%	4,250
2017	29.543420	34.081128	15.36%	5,740
2016	26.414110	29.543420	11.85%	6,949
2015	27.124269	26.414110	-2.62%	7,951
2014	25.038792	27.124269	8.33%	9,856
2013	18.784931	25.038792	33.29%	12,479
2012	16.491322	18.784931	13.91%	13,927
2011	16.854563	16.491322	-2.16%	18,671
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.828546	12.294451	13.54%	0
2019*	10.000000	10.828546	8.29%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.448706	25.344466	18.16%	374
2019	17.364940	21.448706	23.52%	820
2018	19.570082	17.364940	-11.27%	706
2017	15.697494	19.570082	24.67%	954
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	626
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	1,384
2012	10.351608	11.796298	13.96%	2,983
2011	10.720815	10.351608	-3.44%	1,568
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.255660	20.727780	20.12%	0
2019	12.575898	17.255660	37.21%	0
2018	12.721387	12.575898	-1.14%	0
2017	10.101943	12.721387	25.93%	0
2016	9.708973	10.101943	4.05%	0
2015*	10.000000	9.708973	-2.91%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.286488	32.86%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.598143	35.98%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.201425	15.013742	5.72%	328
2019	13.061145	14.201425	8.73%	840
2018	13.410381	13.061145	-2.60%	536
2017	12.882287	13.410381	4.10%	634
2016	12.379052	12.882287	4.07%	722
2015	12.698828	12.379052	-2.52%	818
2014	12.009836	12.698828	5.74%	925
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	301
2011	11.049723	11.449331	3.62%	2,596
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.351146	26.299049	3.74%	0
2019	22.588802	25.351146	12.23%	0
2018	24.723329	22.588802	-8.63%	0
2017	22.949852	24.723329	7.73%	0
2016	21.111857	22.949852	8.71%	0
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.672988	11.309762	-3.11%	0
2019	9.286847	11.672988	25.69%	0
2018	10.257628	9.286847	-9.46%	0
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	684
2015*	10.000000	8.203512	-17.96%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.155433	23.735737	12.20%	0
2019	17.355654	21.155433	21.89%	119
2018	19.023712	17.355654	-8.77%	126
2017	16.466930	19.023712	15.53%	135
2016	15.090350	16.466930	9.12%	143
2015	16.536568	15.090350	-8.75%	151
2014	17.177120	16.536568	-3.73%	160
2013	13.245886	17.177120	29.68%	1,814
2012	10.989027	13.245886	20.54%	2,030
2011	11.281443	10.989027	-2.59%	184

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.039256	19.323617	48.20%	418
2019	9.985654	13.039256	30.58%	426
2018	12.191726	9.985654	-18.09%	433
2017	9.879164	12.191726	23.41%	440
2016	10.304247	9.879164	-4.13%	657
2015	10.551539	10.304247	-2.34%	2,103
2014	10.881151	10.551539	-3.03%	765
2013	9.142317	10.881151	19.02%	945
2012	8.051216	9.142317	13.55%	6,843
2011	9.062326	8.051216	-11.16%	7,223
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.029877	20.950677	10.09%	57,680
2019	16.027934	19.029877	18.73%	59,219
2018	17.161173	16.027934	-6.60%	60,442
2017	15.076100	17.161173	13.83%	72,905
2016	14.069845	15.076100	7.15%	77,910
2015	14.173682	14.069845	-0.73%	84,512
2014	13.733446	14.173682	3.21%	85,889
2013	11.332197	13.733446	21.19%	89,221
2012	9.962813	11.332197	13.74%	60,650
2011	10.041443	9.962813	-0.78%	60,813
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.897670	12.772084	7.35%	11,560
2019	11.105767	11.897670	7.13%	9,383
2018	11.421491	11.105767	-2.76%	2,324
2017	11.256925	11.421491	1.46%	2,429
2016	11.155397	11.256925	0.91%	2,601
2015	11.374590	11.155397	-1.93%	4,370
2014	11.022540	11.374590	3.19%	5,702
2013	11.509405	11.022540	-4.23%	6,745
2012	11.154904	11.509405	3.18%	33,433
2011	10.732937	11.154904	3.93%	15,810
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.482761	29.992611	27.72%	3,092
2019	17.724446	23.482761	32.49%	3,205
2018	19.908674	17.724446	-10.97%	4,769
2017	15.463347	19.908674	28.75%	5,464
2016	15.700635	15.463347	-1.51%	4,425
2015	14.991293	15.700635	4.73%	5,028
2014	14.975661	14.991293	0.10%	5,329
2013	11.842648	14.975661	26.46%	5,616
2012	9.868315	11.842648	20.01%	6,775
2011	11.069150	9.868315	-10.85%	8,541

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.262899	37.622215	48.92%	3,599
2019	19.725630	25.262899	28.07%	4,749
2018	20.201326	19.725630	-2.35%	9,250
2017	16.079854	20.201326	25.63%	17,026
2016	14.997800	16.079854	7.21%	17,835
2015	14.335786	14.997800	4.62%	24,692
2014	13.495092	14.335786	6.23%	22,716
2013	10.592016	13.495092	27.41%	24,925
2012	9.178394	10.592016	15.40%	30,660
2011	9.796069	9.178394	-6.31%	34,527
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.187808	22.439917	11.16%	6,693
2019	16.342325	20.187808	23.53%	39,992
2018	16.997979	16.342325	-3.86%	30,890
2017	14.181475	16.997979	19.86%	26,359
2016	12.986218	14.181475	9.20%	26,476
2015	13.068798	12.986218	-0.63%	27,499
2014	12.061248	13.068798	8.35%	17,260
2013	9.227568	12.061248	30.71%	19,147
2012	8.019205	9.227568	15.07%	14,185
2011	8.344149	8.019205	-3.89%	20,483
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.385017	16.760394	2.29%	7,302
2019	15.268447	16.385017	7.31%	7,415
2018	15.906988	15.268447	-4.01%	6,707
2017	15.217804	15.906988	4.53%	5,603
2016	14.248230	15.217804	6.80%	2,956
2015	14.926060	14.248230	-4.54%	3,474
2014	14.616534	14.926060	2.12%	3,549
2013	15.038426	14.616534	-2.81%	3,522
2012	13.629522	15.038426	10.34%	2,662
2011	13.135866	13.629522	3.76%	3,979
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.345223	37.155374	8.18%	1,370
2019	27.079926	34.345223	26.83%	1,411
2018	27.627547	27.079926	-1.98%	0
2017	23.372181	27.627547	18.21%	0
2016	21.388690	23.372181	9.27%	156
2015	21.615524	21.388690	-1.05%	202
2014	19.665564	21.615524	9.92%	248
2013	15.295902	19.665564	28.57%	593
2012	13.668346	15.295902	11.91%	3,677
2011	13.851856	13.668346	-1.32%	3,990

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.984600	34.525136	1.59%	0
2019	27.220990	33.984600	24.85%	0
2018	29.927043	27.220990	-9.04%	0
2017	25.867531	29.927043	15.69%	0
2016	22.380565	25.867531	15.58%	3
2015	24.354500	22.380565	-8.11%	1,765
2014	22.745360	24.354500	7.07%	2,674
2013	17.101632	22.745360	33.00%	2,434
2012	14.722794	17.101632	16.16%	20,607
2011	15.368721	14.722794	-4.20%	1,824
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.095283	12.493266	12.60%	0
2019	9.819596	11.095283	12.99%	0
2018	10.915006	9.819596	-10.04%	0
2017	9.375025	10.915006	16.43%	0
2016	9.261216	9.375025	1.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.188948	17.912421	10.65%	0
2019	13.285616	16.188948	21.85%	0
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.528142	15.663598	7.82%	9,745
2019	12.721185	14.528142	14.20%	9,801
2018	13.802850	12.721185	-7.84%	10,113
2017	12.530727	13.802850	10.15%	10,084
2016	12.013058	12.530727	4.31%	10,053
2015	12.351672	12.013058	-2.74%	10,061
2014	12.047546	12.351672	2.52%	301
2013	10.689127	12.047546	12.71%	282
2012	9.791400	10.689127	9.17%	268
2011	10.096181	9.791400	-3.02%	907

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.646020	17.143670	9.57%	22,694
2019	13.237295	15.646020	18.20%	22,694
2018	14.664107	13.237295	-9.73%	22,694
2017	12.881021	14.664107	13.84%	22,694
2016	12.209243	12.881021	5.50%	22,694
2015	12.587649	12.209243	-3.01%	22,694
2014	12.230803	12.587649	2.92%	16,726
2013	10.262027	12.230803	19.19%	16,727
2012	9.186597	10.262027	11.71%	16,727
2011	9.678850	9.186597	-5.09%	17,175
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.723959	13.457366	5.76%	7,303
2019	11.695963	12.723959	8.79%	7,366
2018	12.217644	11.695963	-4.27%	295
2017	11.685343	12.217644	4.56%	360
2016	11.362705	11.685343	2.84%	427
2015	11.644681	11.362705	-2.42%	497
2014	11.463574	11.644681	1.58%	1,210
2013	11.113606	11.463574	3.15%	1,316
2012	10.517582	11.113606	5.67%	1,713
2011	10.550197	10.517582	-0.31%	2,182
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.226936	12.625045	3.26%	0
2019	10.924965	12.226936	11.92%	0
2018	11.953193	10.924965	-8.60%	0
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.719918	13.423893	5.53%	0
2019	11.211583	12.719918	13.45%	0
2018	12.274802	11.211583	-8.66%	0
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.136284	16.469485	8.81%	7,081
2019	13.033217	15.136284	16.14%	7,116
2018	14.271248	13.033217	-8.68%	7,152
2017	12.737951	14.271248	12.04%	5,693
2016	12.139533	12.737951	4.93%	5,227
2015	12.482534	12.139533	-2.75%	16,601
2014	12.143433	12.482534	2.79%	15,204
2013	10.486339	12.143433	15.80%	27,589
2012	9.493730	10.486339	10.46%	27,798
2011	9.888232	9.493730	-3.99%	39,134
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.903227	17.549497	10.35%	0
2019	13.235777	15.903227	20.15%	0
2018	14.880103	13.235777	-11.05%	0
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	348
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.018309	15.027816	7.20%	0
2019	12.476399	14.018309	12.36%	0
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	4,859
2012	10.061041	10.882906	8.17%	4,903
2011	10.262408	10.061041	-1.96%	4,949
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.079381	15.590832	3.39%	0
2019	13.637313	15.079381	10.57%	0
2018	16.456497	13.637313	-17.13%	0
2017	13.641211	16.456497	20.64%	0
2016	13.723442	13.641211	-0.60%	331
2015	14.527845	13.723442	-5.54%	2,654
2014	16.089992	14.527845	-9.71%	2,697
2013	13.629435	16.089992	18.05%	2,858
2012	11.596824	13.629435	17.53%	32,093
2011	13.471087	11.596824	-13.91%	4,558
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.740594	17.41%	4,520

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.899252	13.538692	4.96%	5,579
2019	12.072335	12.899252	6.85%	3,472
2018	12.367350	12.072335	-2.39%	3,472
2017	12.075913	12.367350	2.41%	3,472
2016	11.698630	12.075913	3.23%	324
2015	12.006669	11.698630	-2.57%	362
2014	11.668360	12.006669	2.90%	3,229
2013	12.128324	11.668360	-3.79%	518
2012	11.479579	12.128324	5.65%	1,454
2011	10.991856	11.479579	4.44%	1,566
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.758321	14.747064	7.19%	3,943
2019	12.771025	13.758321	7.73%	4,026
2018	13.184744	12.771025	-3.14%	1,900
2017	12.925239	13.184744	2.01%	3,791
2016	12.723700	12.925239	1.58%	3,791
2015	13.011044	12.723700	-2.21%	3,791
2014	12.619991	13.011044	3.10%	7,285
2013	13.106782	12.619991	-3.71%	7,285
2012	12.447959	13.106782	5.29%	7,285
2011	11.940533	12.447959	4.25%	7,743
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.547956	10.756649	1.98%	0
2019	10.067342	10.547956	4.77%	0
2018*	10.000000	10.067342	0.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.987718	38.863112	11.08%	1,133
2019	29.016213	34.987718	20.58%	1,309
2018	35.850542	29.016213	-19.06%	2,578
2017	25.823540	35.850542	38.83%	2,813
2016	24.441041	25.823540	5.66%	2,788
2015	29.682317	24.441041	-17.66%	3,139
2014	32.031239	29.682317	-7.33%	2,703
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.887749	24.894161	4.21%	5,218
2019	21.178907	23.887749	12.79%	5,249
2018	22.213400	21.178907	-4.66%	5,437
2017	21.166272	22.213400	4.95%	7,348
2016	18.861213	21.166272	12.22%	7,466
2015	19.701110	18.861213	-4.26%	7,696
2014	19.543386	19.701110	0.81%	8,711
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.648652	13.189954	4.28%	7,966
2019	12.108166	12.648652	4.46%	7,614
2018	12.324636	12.108166	-1.76%	7,847
2017	12.281207	12.324636	0.35%	6,438
2016	12.401033	12.281207	-0.97%	6,761
2015	12.629231	12.401033	-1.81%	8,040
2014	12.286278	12.629231	2.79%	9,858
2013	13.027084	12.286278	-5.69%	10,764
2012	12.859823	13.027084	1.30%	20,218
2011	12.196707	12.859823	5.44%	23,702
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.025733	8.893895	-1.46%	40,884
2019	9.021116	9.025733	0.05%	32,648
2018	9.052103	9.021116	-0.34%	34,561
2017	9.169577	9.052103	-1.28%	35,650
2016	9.327011	9.169577	-1.69%	39,676
2015	9.488306	9.327011	-1.70%	21,581
2014	9.652396	9.488306	-1.70%	28,414
2013	9.819323	9.652396	-1.70%	21,023
2012	9.989602	9.819323	-1.70%	62,260
2011	10.161875	9.989602	-1.70%	35,274
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	10.010761	10.596827	5.85%	0
2019	8.564111	10.010761	16.89%	0
2018	10.226922	8.564111	-16.26%	0
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	149
2014	8.913363	8.698760	-2.41%	149
2013	7.712871	8.913363	15.56%	1,661
2012	6.809681	7.712871	13.26%	3,965
2011	7.696934	6.809681	-11.53%	3,609
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.198209	11.792386	5.31%	1,515
2019	9.399063	11.198209	19.14%	1,580
2018	11.135659	9.399063	-15.59%	1,664
2017	9.101700	11.135659	22.35%	907
2016	9.210492	9.101700	-1.18%	1,236
2015	9.501783	9.210492	-3.07%	1,234
2014	10.303705	9.501783	-7.78%	475
2013	8.661863	10.303705	18.95%	441
2012	7.454397	8.661863	16.20%	557
2011	8.701155	7.454397	-14.33%	567

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.497546	34.930359	10.90%	0
2019	25.896454	31.497546	21.63%	0
2018	28.906529	25.896454	-10.41%	0
2017	24.829067	28.906529	16.42%	0
2016	23.072770	24.829067	7.61%	0
2015	23.708454	23.072770	-2.68%	0
2014	22.973178	23.708454	3.20%	0
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	546
2011	17.070018	16.120682	-5.56%	548
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.037350	19.398535	7.55%	0
2019	15.908678	18.037350	13.38%	0
2018	17.010253	15.908678	-6.48%	0
2017	15.570464	17.010253	9.25%	0
2016	14.899909	15.570464	4.50%	0
2015	15.183966	14.899909	-1.87%	428
2014	14.769342	15.183966	2.81%	430
2013	13.246513	14.769342	11.50%	17,172
2012	12.319785	13.246513	7.52%	15,891
2011	12.422474	12.319785	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.973047	24.109169	9.72%	0
2019	18.636759	21.973047	17.90%	0
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	149
2013	14.277565	16.770944	17.46%	3,474
2012	12.939906	14.277565	10.34%	2,002
2011	13.287558	12.939906	-2.62%	149
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.000309	15.735488	4.90%	19,534
2019	13.931614	15.000309	7.67%	19,621
2018	14.434180	13.931614	-3.48%	13,697
2017	13.893574	14.434180	3.89%	13,807
2016	13.555228	13.893574	2.50%	13,886
2015	13.753235	13.555228	-1.44%	14,376
2014	13.467169	13.753235	2.12%	14,111
2013	13.068618	13.467169	3.05%	26,440
2012	12.640931	13.068618	3.38%	29,313
2011	12.492878	12.640931	1.19%	29,160

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.223838	12.564004	2.78%	0
2019	11.004790	12.223838	11.08%	0
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.799624	13.378227	4.52%	0
2019	11.298190	12.799624	13.29%	0
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.265467	25.235791	8.47%	1,158
2019	20.100883	23.265467	15.74%	1,213
2018	21.682010	20.100883	-7.29%	14,662
2017	19.531135	21.682010	11.01%	15,219
2016	18.543411	19.531135	5.33%	15,703
2015	18.927460	18.543411	-2.03%	15,890
2014	18.306317	18.927460	3.39%	15,451
2013	15.967796	18.306317	14.65%	20,628
2012	14.659593	15.967796	8.92%	26,396
2011	14.918601	14.659593	-1.74%	29,970
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	28.143555	31.075884	10.42%	75
2019	23.500506	28.143555	19.76%	76
2018	25.911341	23.500506	-9.30%	77
2017	22.590346	25.911341	14.70%	371
2016	21.183275	22.590346	6.64%	361
2015	21.708065	21.183275	-2.42%	353
2014	21.040498	21.708065	3.17%	345
2013	17.490352	21.040498	20.30%	978
2012	15.641258	17.490352	11.82%	7,164
2011	16.256941	15.641258	-3.79%	20,661

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.993389	20.267334	6.71%	57
2019	17.026182	18.993389	11.55%	79
2018	17.993790	17.026182	-5.38%	100
2017	16.760259	17.993790	7.36%	123
2016	16.129457	16.760259	3.91%	26,727
2015	16.413425	16.129457	-1.73%	19,509
2014	15.941727	16.413425	2.96%	19,536
2013	14.677045	15.941727	8.62%	22,402
2012	13.820321	14.677045	6.20%	30,823
2011	13.774685	13.820321	0.33%	4,710
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.445211	10.999184	5.30%	1,715
2019*	10.000000	10.445211	4.45%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.745231	12.227274	13.79%	0
2019*	10.000000	10.745231	7.45%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.229291	28.388634	27.71%	2,811
2019	17.365928	22.229291	28.01%	2,862
2018	18.280470	17.365928	-5.00%	2,941
2017	14.317645	18.280470	27.68%	3,086
2016	14.280374	14.317645	0.26%	3,617
2015	14.086480	14.280374	1.38%	3,819
2014	13.009812	14.086480	8.28%	9,815
2013	9.846233	13.009812	32.13%	12,362
2012	8.624835	9.846233	14.16%	7,832
2011	9.066774	8.624835	-4.87%	7,418
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.867854	13.546152	5.27%	0
2019	11.003088	12.867854	16.95%	0
2018	11.761405	11.003088	-6.45%	0
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.806771	15.571191	5.16%	0
2019	12.348323	14.806771	19.91%	0
2018	12.895122	12.348323	-4.24%	0
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	7,919
2014*	10.000000	10.121830	1.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.462524	43.648882	16.51%	5,924
2019	27.750324	37.462524	35.00%	5,908
2018	28.674789	27.750324	-3.22%	6,786
2017	22.955457	28.674789	24.91%	15,942
2016	22.600034	22.955457	1.57%	17,743
2015	21.933146	22.600034	3.04%	21,232
2014	20.552673	21.933146	6.72%	17,698
2013	15.341284	20.552673	33.97%	19,240
2012	13.179314	15.341284	16.40%	38,404
2011	13.749831	13.179314	-4.15%	41,100
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.901188	28.805709	-0.33%	2,237
2019	23.208362	28.901188	24.53%	4,243
2018	26.082134	23.208362	-11.02%	3,446
2017	24.467351	26.082134	6.60%	3,714
2016	20.704429	24.467351	18.17%	3,774
2015	22.041574	20.704429	-6.07%	3,842
2014	19.852310	22.041574	11.03%	4,398
2013	15.337695	19.852310	29.43%	6,396
2012	13.634017	15.337695	12.50%	6,393
2011	13.802178	13.634017	-1.22%	55,675
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.789256	17.89%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	46.048217	51.201958	11.19%	1,226
2019	37.281328	46.048217	23.52%	1,218
2018	42.802611	37.281328	-12.90%	2,829
2017	37.606620	42.802611	13.82%	2,740
2016	31.802564	37.606620	18.25%	3,469
2015	33.193791	31.802564	-4.19%	2,840
2014	30.860662	33.193791	7.56%	2,746
2013	23.596073	30.860662	30.79%	3,753
2012	20.434535	23.596073	15.47%	4,181
2011	21.329936	20.434535	-4.20%	4,307
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.786373	21.170830	-2.83%	2,579
2019	17.895691	21.786373	21.74%	2,272
2018	20.965038	17.895691	-14.64%	2,280
2017	18.733961	20.965038	11.91%	2,254
2016	16.205808	18.733961	15.60%	2,342
2015	16.975956	16.205808	-4.54%	2,464
2014	14.757742	16.975956	15.03%	13,250
2013	11.065093	14.757742	33.37%	4,932
2012	9.675375	11.065093	14.36%	8,338
2011	10.076273	9.675375	-3.98%	8,453

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.995133	46.956551	38.13%	360
2019	25.545675	33.995133	33.08%	389
2018	28.316669	25.545675	-9.79%	395
2017	23.109250	28.316669	22.53%	432
2016	21.754764	23.109250	6.23%	458
2015	22.014429	21.754764	-1.18%	619
2014	21.840806	22.014429	0.79%	4,188
2013	15.434684	21.840806	41.50%	443
2012	13.884361	15.434684	11.17%	460
2011	14.246687	13.884361	-2.54%	803
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	38.270412	39.482425	3.17%	1,993
2019	32.801312	38.270412	16.67%	1,718
2018	40.267057	32.801312	-18.54%	1,594
2017	37.664583	40.267057	6.91%	1,626
2016	30.501408	37.664583	23.48%	2,876
2015	33.111468	30.501408	-7.88%	1,665
2014	31.549689	33.111468	4.95%	1,704
2013	22.921069	31.549689	37.64%	5,087
2012	19.382715	22.921069	18.26%	3,074
2011	20.854531	19.382715	-7.06%	2,047
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.830555	47.906712	20.28%	1,003
2019	32.324005	39.830555	23.22%	1,166
2018	37.728306	32.324005	-14.32%	2,263
2017	33.903853	37.728306	11.28%	2,896
2016	28.143842	33.903853	20.47%	3,312
2015	29.183666	28.143842	-3.56%	3,576
2014	29.524266	29.183666	-1.15%	4,079
2013	21.369151	29.524266	38.16%	4,331
2012	18.866762	21.369151	13.26%	5,602
2011	20.374791	18.866762	-7.40%	7,486
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.022987	22.320218	11.47%	0
2019	15.902727	20.022987	25.91%	0
2018	17.032228	15.902727	-6.63%	879
2017	13.887367	17.032228	22.65%	0
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	1,329
2014	12.229160	12.809764	4.75%	1,481
2013	8.667391	12.229160	41.09%	18,259
2012	7.547054	8.667391	14.84%	508
2011	8.690267	7.547054	-13.16%	509

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.834147	23.211501	11.41%	0
2019	16.814772	20.834147	23.90%	0
2018	18.175025	16.814772	-7.48%	0
2017	15.620009	18.175025	16.36%	0
2016	14.430604	15.620009	8.24%	267
2015	14.741852	14.430604	-2.11%	334
2014	13.570562	14.741852	8.63%	1,007
2013	9.963831	13.570562	36.20%	2,080
2012	9.100603	9.963831	9.49%	4,771
2011	9.570204	9.100603	-4.91%	6,535
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	17.005983	15.764366	-7.30%	611
2019	13.262301	17.005983	28.23%	653
2018	14.063551	13.262301	-5.70%	732
2017	13.478067	14.063551	4.34%	813
2016	12.792348	13.478067	5.36%	1,544
2015	13.794413	12.792348	-7.26%	3,207
2014	10.911489	13.794413	26.42%	19,928
2013	10.808349	10.911489	0.95%	4,110
2012	9.513349	10.808349	13.61%	5,539
2011	9.117820	9.513349	4.34%	4,611
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.194902	23.395367	15.85%	3,048
2019	15.701747	20.194902	28.62%	3,735
2018	16.793244	15.701747	-6.50%	4,682
2017	14.091863	16.793244	19.17%	5,717
2016	12.868379	14.091863	9.51%	3,337
2015	12.968643	12.868379	-0.77%	4,548
2014	11.667162	12.968643	11.16%	3,704
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.258053	10.369231	1.08%	2,259
2019	10.025673	10.258053	2.32%	2,220
2018	10.117021	10.025673	-0.90%	2,198
2017	10.131505	10.117021	-0.14%	2,201
2016	10.055677	10.131505	0.75%	2,215
2015	10.264591	10.055677	-2.04%	2,193
2014	10.390782	10.264591	-1.21%	2,331
2013	10.559348	10.390782	-1.60%	3,008
2012	10.376793	10.559348	1.76%	2,401
2011	10.420487	10.376793	-0.42%	3,206

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.197189	20.170627	17.29%	0
2019	14.000130	17.197189	22.84%	185
2018	16.066143	14.000130	-12.86%	1,115
2017	14.313391	16.066143	12.25%	785
2016	12.046089	14.313391	18.82%	715
2015	12.883401	12.046089	-6.50%	629
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.206567	35.035626	57.77%	3,523
2019	16.508987	22.206567	34.51%	2,492
2018	18.069739	16.508987	-8.64%	2,582
2017	14.414117	18.069739	25.36%	2,849
2016	13.825497	14.414117	4.26%	3,126
2015	14.113403	13.825497	-2.04%	3,237
2014	13.842586	14.113403	1.96%	9,061
2013	10.159648	13.842586	36.25%	12,656
2012	9.015486	10.159648	12.69%	8,460
2011	9.598319	9.015486	-6.07%	12,301
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	43.408861	59.615959	37.34%	0
2019	33.332674	43.408861	30.23%	0
2018	36.292680	33.332674	-8.16%	0
2017	29.638376	36.292680	22.45%	0
2016	28.944934	29.638376	2.40%	0
2015	29.155483	28.944934	-0.72%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.017528	10.187733	1.70%	2,415
2019	9.828414	10.017528	1.92%	2,472
2018	9.898275	9.828414	-0.71%	2,513
2017	9.980033	9.898275	-0.82%	2,388
2016	10.029857	9.980033	-0.50%	2,556
2015	10.184595	10.029857	-1.52%	2,794
2014	10.297917	10.184595	-1.10%	2,992
2013	10.411789	10.297917	-1.09%	2,557
2012	10.125982	10.411789	2.82%	3,906
2011	10.270957	10.125982	-1.41%	5,526

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	33.813588	39.741098	17.53%	663
2019	27.325167	33.813588	23.75%	693
2018	29.488983	27.325167	-7.34%	708
2017	25.329374	29.488983	16.42%	737
2016	23.453225	25.329374	8.00%	729
2015	23.969959	23.453225	-2.16%	758
2014	22.091013	23.969959	8.51%	1,372
2013	16.331631	22.091013	35.27%	1,385
2012	14.970977	16.331631	9.09%	1,196
2011	15.713411	14.970977	-4.72%	1,125
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.607519	12.312509	6.07%	0
2019	10.567277	11.607519	9.84%	0
2018	11.370397	10.567277	-7.06%	0
2017	10.201628	11.370397	11.46%	0
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	580
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.061051	11.588432	4.77%	874
2019	9.814299	11.061051	12.70%	0
2018	10.491208	9.814299	-6.45%	0
2017	9.721362	10.491208	7.92%	0
2016	8.734867	9.721362	11.29%	0
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.586223	12.603612	8.78%	0
2019	11.024001	11.586223	5.10%	0
2018	11.691973	11.024001	-5.71%	0
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	519
2013	12.849827	11.801877	-8.16%	247
2012	12.422654	12.849827	3.44%	247
2011	11.655907	12.422654	6.58%	5,351

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.124768	11.251638	1.14%	3,311
2019	10.889863	11.124768	2.16%	3,375
2018	11.053020	10.889863	-1.48%	3,442
2017	11.104592	11.053020	-0.46%	9,878
2016	11.150585	11.104592	-0.41%	15,222
2015	11.319791	11.150585	-1.49%	15,389
2014	11.430031	11.319791	-0.96%	13,976
2013	11.654767	11.430031	-1.93%	20,977
2012	11.212140	11.654767	3.95%	15,445
2011	11.291696	11.212140	-0.70%	23,084
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.209944	10.251193	0.40%	0
2019	10.113821	10.209944	0.95%	0
2018	10.144914	10.113821	-0.31%	0
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.276365	12.030310	6.69%	4,515
2019	10.597384	11.276365	6.41%	3,501
2018	10.850573	10.597384	-2.33%	1,694
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	342
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	48
2012	9.977132	10.738805	7.63%	6,252
2011*	10.000000	9.977132	-0.23%	3,248
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.967510	24.499075	36.35%	776
2019	13.366866	17.967510	34.42%	746
2018	13.283219	13.366866	0.63%	0
2017	10.322272	13.283219	28.69%	0
2016*	10.000000	10.322272	3.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.184654	22.241394	10.19%	0
2019	16.406877	20.184654	23.03%	0
2018	20.636815	16.406877	-20.50%	0
2017	16.584400	20.636815	24.44%	0
2016	17.294739	16.584400	-4.11%	0
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.467459	34.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.952866	13.471453	4.00%	0
2019	10.104581	12.952866	28.19%	0
2018	11.233955	10.104581	-10.05%	0
2017*	10.000000	11.233955	12.34%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.690609	54.247694	27.07%	3,033
2019	33.762646	42.690609	26.44%	2,682
2018	34.057955	33.762646	-0.87%	3,449
2017	27.213906	34.057955	25.15%	4,447
2016	31.005791	27.213906	-12.23%	3,967
2015	28.044718	31.005791	10.56%	14,863
2014	21.741054	28.044718	28.99%	21,459
2013	14.694301	21.741054	47.96%	23,109
2012	11.411460	14.694301	28.77%	29,317
2011	10.516214	11.411460	8.51%	2,056
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.650564	6.600279	16.81%	194
2019	5.153290	5.650564	9.65%	0
2018	7.324908	5.153290	-29.65%	0
2017	7.601069	7.324908	-3.63%	0
2016	5.391522	7.601069	40.98%	0
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	8,693
2012*	10.000000	9.613860	-3.86%	1,378
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.808384	6.800874	17.09%	42
2019	5.281930	5.808384	9.97%	46
2018	7.492566	5.281930	-29.50%	49
2017	7.753425	7.492566	-3.36%	52
2016	5.488215	7.753425	41.27%	55
2015	8.389247	5.488215	-34.58%	58
2014	10.549928	8.389247	-20.48%	61
2013	9.709583	10.549928	8.65%	64
2012*	10.000000	9.709583	-2.90%	12,961
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.765247	10.418226	-3.22%	0
2019*	10.000000	10.765247	7.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.029024	54.331622	55.10%	0
2019	28.546860	35.029024	22.71%	0
2018	28.668156	28.546860	-0.42%	218
2017	23.170864	28.668156	23.73%	0
2016	21.875813	23.170864	5.92%	0
2015	22.914709	21.875813	-4.53%	0
2014	23.757157	22.914709	-3.55%	0
2013	16.087110	23.757157	47.68%	442
2012	15.171806	16.087110	6.03%	13
2011	16.177314	15.171806	-6.22%	41,433

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.995693	13.388889	3.03%	0
2019	11.477850	12.995693	13.22%	0
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.618544	33.846903	0.68%	0
2019	27.681366	33.618544	21.45%	0
2018	29.926415	27.681366	-7.50%	0
2017	25.681728	29.926415	16.53%	0
2016	23.532724	25.681728	9.13%	0
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.761351	8.798342	0.42%	0
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.583290	42.102986	1.25%	149
2019	35.298671	41.583290	17.80%	126
2018	42.419393	35.298671	-16.79%	124
2017	38.256744	42.419393	10.88%	133
2016	31.200744	38.256744	22.61%	174
2015	33.673966	31.200744	-7.34%	1,608
2014	31.459395	33.673966	7.04%	2,416
2013	23.263995	31.459395	35.23%	7,999
2012	19.987746	23.263995	16.39%	10,665
2011	22.262631	19.987746	-10.22%	12,976
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.510968	14.542884	7.64%	10,841
2019	12.627447	13.510968	7.00%	781
2018	13.226427	12.627447	-4.53%	885
2017	12.984597	13.226427	1.86%	940
2016	12.659799	12.984597	2.57%	10,947
2015	13.211386	12.659799	-4.18%	14,259
2014	13.017171	13.211386	1.49%	34,575
2013	14.476590	13.017171	-10.08%	57,607
2012	13.721610	14.476590	5.50%	88,455
2011	12.497477	13.721610	9.80%	103,936

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.948003	34.982366	9.50%	0
2019	26.276737	31.948003	21.58%	0
2018	28.820710	26.276737	-8.83%	0
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	59
2011	14.210230	14.360944	1.06%	60
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.396233	31.189187	-0.66%	2,637
2019	24.772924	31.396233	26.74%	755
2018	28.972226	24.772924	-14.49%	781
2017	26.453221	28.972226	9.52%	5,512
2016	21.939001	26.453221	20.58%	8,563
2015	22.688162	21.939001	-3.30%	7,106
2014	19.866235	22.688162	14.20%	20,020
2013	15.565748	19.866235	27.63%	28,999
2012	13.631589	15.565748	14.19%	37,756
2011	13.991845	13.631589	-2.57%	43,769
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.707883	33.393006	-0.93%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.542041	12.135255	5.14%	0
2019	10.227560	11.542041	12.85%	0
2018	10.720397	10.227560	-4.60%	0
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.426801	11.119524	6.64%	1,230
2019	9.723128	10.426801	7.24%	2,283
2018	9.969194	9.723128	-2.47%	2,565
2017	9.831075	9.969194	1.40%	2,482
2016	9.765557	9.831075	0.67%	2,312
2015*	10.000000	9.765557	-2.34%	2,284
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.476580	14.731042	1.76%	0
2019	11.559932	14.476580	25.23%	0
2018	12.709605	11.559932	-9.05%	0
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.401283	20.637378	18.60%	0
2019	15.040663	17.401283	15.69%	0
2018	16.565571	15.040663	-9.21%	0
2017	14.827213	16.565571	11.72%	0
2016	14.537422	14.827213	1.99%	1,545
2015	14.945997	14.537422	-2.73%	1,842
2014	14.923860	14.945997	0.15%	1,842
2013	13.275810	14.923860	12.41%	18,895
2012	12.288096	13.275810	8.04%	19,265
2011	12.978965	12.288096	-5.32%	20,879
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	0
2019	11.019331	12.976111	17.76%	0
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.730696	50.796896	8.70%	0
2019	38.918182	46.730696	20.07%	0
2018	43.521784	38.918182	-10.58%	0
2017	39.406965	43.521784	10.44%	304
2016	31.899888	39.406965	23.53%	1,809
2015	33.242517	31.899888	-4.04%	5,022
2014	32.186213	33.242517	3.28%	11,132
2013	23.280544	32.186213	38.25%	31,572
2012	20.473298	23.280544	13.71%	51,821
2011	20.720623	20.473298	-1.19%	74,764
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.403592	43.258547	15.65%	56
2019	29.095751	37.403592	28.55%	67
2018	31.128111	29.095751	-6.53%	73
2017	26.136670	31.128111	19.10%	665
2016	23.869921	26.136670	9.50%	1,789
2015	24.085928	23.869921	-0.90%	24,210
2014	21.674639	24.085928	11.12%	39,988
2013	16.749922	21.674639	29.40%	42,018
2012	14.764267	16.749922	13.45%	60,652
2011	14.787085	14.764267	-0.15%	93,249

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.388665	40.474258	21.22%	0
2019	25.027866	33.388665	33.41%	0
2018	27.424124	25.027866	-8.74%	0
2017	21.975600	27.424124	24.79%	94
2016	20.779660	21.975600	5.76%	640
2015	21.739768	20.779660	-4.42%	2,165
2014	20.520863	21.739768	5.94%	9,839
2013	17.286242	20.520863	18.71%	18,130
2012	15.975323	17.286242	8.21%	32,980
2011	14.952491	15.975323	6.84%	29,342
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.609170	28.912027	17.48%	0
2019	20.616715	24.609170	19.37%	0
2018	26.001246	20.616715	-20.71%	0
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.987660	11.476208	4.45%	0
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.844046	16.189012	-3.89%	537
2019	13.423198	16.844046	25.48%	3,503
2018	16.451231	13.423198	-18.41%	3,344
2017	14.981834	16.451231	9.81%	0
2016	11.632000	14.981834	28.80%	0
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	294
2013*	10.000000	12.197325	21.97%	408
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.843385	10.866618	0.21%	0
2019	10.306919	10.843385	5.20%	0
2018	10.500539	10.306919	-1.84%	0
2017	10.331401	10.500539	1.64%	0
2016	9.651508	10.331401	7.04%	0
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.649416	10.536993	-1.06%	0
2019	9.038948	10.649416	17.82%	0
2018*	10.000000	9.038948	-9.61%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.250356	15.101466	5.97%	0
2019	13.285945	14.250356	7.26%	0
2018	13.630688	13.285945	-2.53%	0
2017	13.371465	13.630688	1.94%	0
2016	13.144729	13.371465	1.72%	0
2015	13.437907	13.144729	-2.18%	308
2014	13.213100	13.437907	1.70%	6,964
2013	13.348274	13.213100	-1.01%	7,831
2012	12.413950	13.348274	7.53%	13,741
2011	12.387889	12.413950	0.21%	26,620
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.433682	13.416483	28.59%	0
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.724374	19.545827	10.28%	0
2019	15.585374	17.724374	13.72%	0
2018	16.570740	15.585374	-5.95%	0
2017	14.951678	16.570740	10.83%	0
2016	14.460919	14.951678	3.39%	0
2015	14.796984	14.460919	-2.27%	13,651
2014	14.451944	14.796984	2.39%	16,079
2013	12.994518	14.451944	11.22%	19,283
2012	11.853500	12.994518	9.63%	62,676
2011	12.115952	11.853500	-2.17%	79,860
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.363718	21.825612	12.71%	0
2019	16.440400	19.363718	17.78%	0
2018	17.817867	16.440400	-7.73%	0
2017	15.597977	17.817867	14.23%	39,399
2016	15.004361	15.597977	3.96%	91,489
2015	15.342047	15.004361	-2.20%	131,817
2014	14.929274	15.342047	2.76%	162,261
2013	13.140604	14.929274	13.61%	193,900
2012	11.829064	13.140604	11.09%	351,354
2011	12.190669	11.829064	-2.97%	536,341

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.360629	24.479805	14.60%	0
2019	17.517235	21.360629	21.94%	0
2018	19.393080	17.517235	-9.67%	0
2017	16.353289	19.393080	18.59%	40,772
2016	15.646468	16.353289	4.52%	54,952
2015	16.009966	15.646468	-2.27%	67,932
2014	15.557219	16.009966	2.91%	84,567
2013	13.042099	15.557219	19.28%	128,190
2012	11.525200	13.042099	13.16%	166,495
2011	12.071604	11.525200	-4.53%	195,873
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588125	16.304453	19.99%	0
2019	11.142978	13.588125	21.94%	0
2018	11.869726	11.142978	-6.12%	0
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.648517	54.571298	27.96%	0
2019	33.066512	42.648517	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.980884	8.559815	-34.06%	0
2019	12.030208	12.980884	7.90%	0
2018	16.277352	12.030208	-26.09%	0
2017	17.039350	16.277352	-4.47%	0
2016	12.989684	17.039350	31.18%	57
2015	16.683154	12.989684	-22.14%	46
2014	19.465593	16.683154	-14.29%	1,062
2013	15.958849	19.465593	21.97%	1,541
2012	15.509505	15.958849	2.90%	3,692
2011	16.651031	15.509505	-6.86%	5,980
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.274853	31.660777	4.58%	717
2019	24.242577	30.274853	24.88%	705
2018	26.980327	24.242577	-10.15%	778
2017	24.375886	26.980327	10.68%	1,244
2016	21.076366	24.375886	15.66%	15,114
2015	22.401267	21.076366	-5.91%	21,275
2014	21.018038	22.401267	6.58%	42,102
2013	16.735236	21.018038	25.59%	56,295
2012	14.552109	16.735236	15.00%	84,764
2011	14.714425	14.552109	-1.10%	104,927

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.622664	15.457774	5.71%	0
2019	11.476735	14.622664	27.41%	0
2018	12.864962	11.476735	-10.79%	0
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.651329	60.155147	41.04%	4,915
2019	32.401875	42.651329	31.63%	1,955
2018	33.125525	32.401875	-2.18%	583
2017	25.007038	33.125525	32.46%	1,006
2016	25.312028	25.007038	-1.20%	2,618
2015	24.098990	25.312028	5.03%	6,426
2014	22.094915	24.098990	9.07%	23,327
2013	16.535427	22.094915	33.62%	32,821
2012	14.711717	16.535427	12.40%	42,520
2011	14.978073	14.711717	-1.78%	49,433
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.617201	15.677431	7.25%	7,269
2019	13.598682	14.617201	7.49%	36,154
2018	13.952057	13.598682	-2.53%	8,775
2017	13.654784	13.952057	2.18%	13,670
2016	13.301694	13.654784	2.65%	44,925
2015	13.654647	13.301694	-2.58%	80,309
2014	13.158621	13.654647	3.77%	179,346
2013	13.675795	13.158621	-3.78%	435,281
2012	13.181320	13.675795	3.75%	575,189
2011	12.533669	13.181320	5.17%	670,352
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.751358	52.982283	15.80%	1,644
2019	37.805757	45.751358	21.02%	1,799
2018	45.153552	37.805757	-16.27%	1,687
2017	38.125550	45.153552	18.43%	2,256
2016	34.669062	38.125550	9.97%	12,231
2015	35.870883	34.669062	-3.35%	29,669
2014	34.432944	35.870883	4.18%	51,174
2013	25.793803	34.432944	33.49%	77,392
2012	22.916990	25.793803	12.55%	115,192
2011	26.163996	22.916990	-12.41%	161,275

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.963647	30.553893	13.32%	83
2019	21.524452	26.963647	25.27%	89
2018	25.793978	21.524452	-16.55%	91
2017	20.195707	25.793978	27.72%	138
2016	21.697549	20.195707	-6.92%	152
2015	21.379298	21.697549	1.49%	2,352
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.523388	12.384384	-8.42%	0
2019	11.195059	13.523388	20.80%	0
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	38.565773	40.929739	6.13%	0
2019	29.271372	38.565773	31.75%	0
2018	36.115510	29.271372	-18.95%	0
2017	30.865947	36.115510	17.01%	0
2016	28.748640	30.865947	7.36%	0
2015	30.225071	28.748640	-4.88%	2,871
2014	28.882321	30.225071	4.65%	4,925
2013	22.580709	28.882321	27.91%	4,925
2012	18.088260	22.580709	24.84%	5,549
2011	20.239014	18.088260	-10.63%	7,241
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.474772	15.891538	9.79%	0
2019	12.291558	14.474772	17.76%	0
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	246
2012	8.821565	9.995709	13.31%	524
2011	9.118982	8.821565	-3.26%	754

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.438367	17.252035	-1.07%	0
2019	15.293054	17.438367	14.03%	0
2018	16.267133	15.293054	-5.99%	0
2017	15.095803	16.267133	7.76%	39
2016	13.474340	15.095803	12.03%	635
2015	14.755268	13.474340	-8.68%	1,299
2014	14.355460	14.755268	2.79%	18,968
2013	12.823360	14.355460	11.95%	53,411
2012	11.586341	12.823360	10.68%	75,541
2011	11.517649	11.586341	0.60%	94,406
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	37.039026	42.202522	13.94%	0
2019	29.171345	37.039026	26.97%	0
2018	31.281441	29.171345	-6.75%	0
2017	26.407776	31.281441	18.46%	0
2016	23.161204	26.407776	14.02%	0
2015	24.466302	23.161204	-5.33%	2,398
2014	22.904150	24.466302	6.82%	8,675
2013	17.975242	22.904150	27.42%	13,271
2012	16.341438	17.975242	10.00%	12,567
2011	15.690609	16.341438	4.15%	36,088
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.350492	43.768402	3.35%	484
2019	34.115883	42.350492	24.14%	421
2018	39.859784	34.115883	-14.41%	413
2017	36.662493	39.859784	8.72%	1,118
2016	28.661334	36.662493	27.92%	5,757
2015	31.498756	28.661334	-9.01%	10,158
2014	31.877872	31.498756	-1.19%	22,415
2013	23.815169	31.877872	33.86%	52,693
2012	20.475326	23.815169	16.31%	96,672
2011	21.653562	20.475326	-5.44%	142,626
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.065601	13.891484	15.13%	0
2019	9.692817	12.065601	24.48%	0
2018	11.717292	9.692817	-17.28%	0
2017	8.493234	11.717292	37.96%	0
2016	7.360283	8.493234	15.39%	0
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.574101	20.951056	-2.89%	61
2019	19.513519	21.574101	10.56%	57
2018	23.490615	19.513519	-16.93%	55
2017	20.487734	23.490615	14.66%	93
2016	19.455662	20.487734	5.30%	101
2015	21.177287	19.455662	-8.13%	378
2014	24.254593	21.177287	-12.69%	10,206
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.299748	8.654424	-6.94%	0
2019	9.278618	9.299748	0.23%	0
2018	9.265261	9.278618	0.14%	0
2017	9.251671	9.265261	0.15%	0
2016	9.147207	9.251671	1.14%	1,498
2015	9.728973	9.147207	-5.98%	2,930
2014	9.724029	9.728973	0.05%	13,907
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.655488	12.945496	2.29%	0
2019	11.507317	12.655488	9.98%	0
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.025753	10.512198	4.85%	0
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.741083	10.277704	5.51%	0
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.872345	31.910028	39.51%	0
2019	17.063893	22.872345	34.04%	0
2018	18.072700	17.063893	-5.58%	0
2017	14.480036	18.072700	24.81%	516
2016	14.445873	14.480036	0.24%	542
2015	14.036442	14.445873	2.92%	3,440
2014	13.207581	14.036442	6.28%	4,410
2013	9.615981	13.207581	37.35%	6,235
2012*	10.000000	9.615981	-3.84%	9,089
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.617689	46.18%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.602580	53.299725	25.11%	0
2019	32.985881	42.602580	29.15%	0
2018	38.769523	32.985881	-14.92%	0
2017	28.945022	38.769523	33.94%	0
2016	29.505521	28.945022	-1.90%	26
2015	28.967317	29.505521	1.86%	114
2014	28.889338	28.967317	0.27%	3,645
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.619266	10.745570	1.19%	0
2019	9.771956	10.619266	8.67%	0
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	0
2016	9.578845	10.001326	4.41%	0
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	3,066
2012*	10.000000	10.143415	1.43%	3,075
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.841692	37.802497	11.70%	1,184
2019	26.146207	33.841692	29.43%	1,281
2018	28.959603	26.146207	-9.71%	1,347
2017	25.270018	28.959603	14.60%	11,248
2016	23.108011	25.270018	9.36%	24,271
2015	22.810911	23.108011	1.30%	33,904
2014	21.029962	22.810911	8.47%	79,321
2013	16.284679	21.029962	29.14%	211,892
2012	14.214463	16.284679	14.56%	349,690
2011	14.512770	14.214463	-2.06%	492,108

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.118090	17.251746	7.03%	151
2019	13.120208	16.118090	22.85%	156
2018	15.107729	13.120208	-13.16%	160
2017	13.410910	15.107729	12.65%	172
2016	12.061506	13.410910	11.19%	190
2015	12.825380	12.061506	-5.96%	209
2014	12.531340	12.825380	2.35%	217
2013	9.928417	12.531340	26.22%	236
2012*	10.000000	9.928417	-0.72%	1,213
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.960639	52.847888	17.54%	342
2019	36.280130	44.960639	23.93%	357
2018	41.280631	36.280130	-12.11%	343
2017	36.883159	41.280631	11.92%	1,766
2016	31.900693	36.883159	15.62%	486
2015	34.575949	31.900693	-7.74%	670
2014	31.518440	34.575949	9.70%	2,156
2013	22.812364	31.518440	38.16%	9,236
2012	19.732795	22.812364	15.61%	18,510
2011	20.573839	19.732795	-4.09%	25,381
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.764832	12.801975	18.92%	4,663
2019	8.563019	10.764832	25.71%	5,184
2018	10.834904	8.563019	-20.97%	5,163
2017	8.721003	10.834904	24.24%	10,343
2016	9.123662	8.721003	-4.41%	11,922
2015	9.006445	9.123662	1.30%	8,882
2014*	10.000000	9.006445	-9.94%	9,628
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.174212	19.215395	11.89%	0
2019	14.354042	17.174212	19.65%	0
2018	15.451603	14.354042	-7.10%	0
2017	13.296360	15.451603	16.21%	0
2016	13.889249	13.296360	-4.27%	1,105
2015	15.424075	13.889249	-9.95%	9,939
2014	16.571392	15.424075	-6.92%	15,586
2013	13.478931	16.571392	22.94%	32,379
2012	11.512000	13.478931	17.09%	36,354
2011	12.626540	11.512000	-8.83%	43,219

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.533594	14.098248	4.17%	0
2019	12.388067	13.533594	9.25%	0
2018	12.882390	12.388067	-3.84%	0
2017	12.290364	12.882390	4.82%	0
2016	10.765970	12.290364	14.16%	0
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	5,223
2013	10.782323	11.705933	8.57%	1,217
2012*	10.000000	10.782323	7.82%	1,105
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.746995	31.836823	46.40%	449
2019	16.046202	21.746995	35.53%	116
2018	16.343191	16.046202	-1.82%	126
2017	13.107873	16.343191	24.68%	164
2016	12.571862	13.107873	4.26%	190
2015	13.580801	12.571862	-7.43%	206
2014	12.814288	13.580801	5.98%	8,208
2013	10.037435	12.814288	27.66%	4,917
2012*	10.000000	10.037435	0.37%	293
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	31.782783	35.607558	12.03%	0
2019	26.456141	31.782783	20.13%	0
2018	26.814348	26.456141	-1.34%	0
2017	23.101107	26.814348	16.07%	0
2016	22.537022	23.101107	2.50%	0
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.360648	11.222886	8.32%	932
2019	9.649897	10.360648	7.37%	532
2018	9.950738	9.649897	-3.02%	631
2017	9.798941	9.950738	1.55%	636
2016	9.756238	9.798941	0.44%	42,558
2015*	10.000000	9.756238	-2.44%	1,380

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	54.309763	74.188922	36.60%	40
2019	40.391748	54.309763	34.46%	53
2018	40.420567	40.391748	-0.07%	58
2017	31.645736	40.420567	27.73%	830
2016	31.594142	31.645736	0.16%	8,937
2015	28.727558	31.594142	9.98%	14,143
2014	26.956617	28.727558	6.57%	31,083
2013	20.962185	26.956617	28.60%	43,872
2012	17.226388	20.962185	21.69%	68,948
2011	18.840477	17.226388	-8.57%	77,472
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.778730	48.543256	48.09%	0
2019	23.037227	32.778730	42.29%	0
2018	23.238659	23.037227	-0.87%	0
2017	16.320797	23.238659	42.39%	0
2016	14.589746	16.320797	11.86%	0
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	464
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.344766	35.730496	13.99%	0
2019	25.178632	31.344766	24.49%	0
2018	30.201271	25.178632	-16.63%	0
2017	23.498756	30.201271	28.52%	0
2016	25.635747	23.498756	-8.34%	363
2015	28.611695	25.635747	-10.40%	1,123
2014	33.130857	28.611695	-13.64%	2,297
2013	29.506835	33.130857	12.28%	5,868
2012	26.536056	29.506835	11.20%	8,390
2011	39.916616	26.536056	-33.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.995883	9.695695	-3.00%	0
2019	8.611608	9.995883	16.07%	0
2018	10.763266	8.611608	-19.99%	0
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.509924	11.092917	5.55%	14,555
2019	9.867284	10.509924	6.51%	0
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.984629	31.446519	43.04%	2,382
2019	15.838692	21.984629	38.80%	0
2018	16.404179	15.838692	-3.45%	0
2017	13.215531	16.404179	24.13%	0
2016	12.362520	13.215531	6.90%	0
2015	12.858653	12.362520	-3.86%	0
2014	14.148077	12.858653	-9.11%	97
2013	10.196918	14.148077	38.75%	642
2012*	10.000000	10.196918	1.97%	697
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.901545	38.437426	1.41%	11,055
2019	29.787494	37.901545	27.24%	3,170
2018	33.824310	29.787494	-11.93%	3,372
2017	29.335665	33.824310	15.30%	12,426
2016	26.241671	29.335665	11.79%	22,746
2015	26.960908	26.241671	-2.67%	32,576
2014	24.900646	26.960908	8.27%	74,677
2013	18.690785	24.900646	33.22%	194,082
2012	16.417040	18.690785	13.85%	345,132
2011	16.787166	16.417040	-2.20%	490,652
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.824862	12.284018	13.48%	0
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.343535	25.207367	18.10%	8,557
2019	17.288585	21.343535	23.45%	9,033
2018	19.494003	17.288585	-11.31%	10,819
2017	15.644395	19.494003	24.61%	10,128
2016	15.333259	15.644395	2.03%	11,197
2015	14.678641	15.333259	4.46%	12,417
2014	14.772760	14.678641	-0.64%	23,966
2013	11.780323	14.772760	25.40%	29,255
2012	10.342861	11.780323	13.90%	53,835
2011	10.717202	10.342861	-3.49%	52,336
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.213934	20.667134	20.06%	0
2019	12.551869	17.213934	37.14%	0
2018	12.703567	12.551869	-1.19%	0
2017	10.092905	12.703567	25.87%	0
2016	9.705202	10.092905	3.99%	0
2015*	10.000000	9.705202	-2.95%	5,709
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.281986	32.82%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.593541	35.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	14.081527	14.879405	5.67%	0
2019	12.957456	14.081527	8.68%	0
2018	13.310739	12.957456	-2.65%	0
2017	12.793045	13.310739	4.05%	0
2016	12.299519	12.793045	4.01%	0
2015	12.623666	12.299519	-2.57%	612
2014	11.944821	12.623666	5.68%	3,816
2013	12.228538	11.944821	-2.32%	7,365
2012	11.398966	12.228538	7.28%	11,286
2011	11.006698	11.398966	3.56%	17,793
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	25.132884	26.059365	3.69%	0
2019	22.405716	25.132884	12.17%	0
2018	24.535497	22.405716	-8.68%	0
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.645306	11.277205	-3.16%	0
2019	9.269537	11.645306	25.63%	0
2018	10.243756	9.269537	-9.51%	0
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.056976	23.613271	12.14%	0
2019	17.283678	21.056976	21.83%	0
2018	18.954527	17.283678	-8.82%	0
2017	16.415371	18.954527	15.47%	207
2016	15.050741	16.415371	9.07%	229
2015	16.501542	15.050741	-8.79%	372
2014	17.149472	16.501542	-3.78%	8,445
2013	13.231297	17.149472	29.61%	8,580
2012	10.982532	13.231297	20.48%	10,580
2011	11.280501	10.982532	-2.64%	10,787

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.962051	19.199427	48.12%	1,529
2019	9.931581	12.962051	30.51%	2,122
2018	12.131922	9.931581	-18.14%	2,203
2017	9.835683	12.131922	23.35%	8,921
2016	10.264111	9.835683	-4.17%	38,286
2015	10.515782	10.264111	-2.39%	71,419
2014	10.849797	10.515782	-3.08%	147,304
2013	9.120622	10.849797	18.96%	374,207
2012	8.036198	9.120622	13.49%	645,351
2011	9.050027	8.036198	-11.20%	828,290
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.898041	20.794940	10.04%	101,215
2019	15.924989	18.898041	18.67%	114,832
2018	17.059679	15.924989	-6.65%	131,159
2017	14.994535	17.059679	13.77%	158,554
2016	14.000824	14.994535	7.10%	212,020
2015	14.111333	14.000824	-0.78%	332,445
2014	13.679983	14.111333	3.15%	689,473
2013	11.293817	13.679983	21.13%	868,923
2012	9.934130	11.293817	13.69%	904,572
2011	10.017612	9.934130	-0.83%	958,578
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.815215	12.677127	7.29%	176,131
2019	11.034410	11.815215	7.08%	179,946
2018	11.353917	11.034410	-2.81%	210,444
2017	11.196015	11.353917	1.41%	214,506
2016	11.100673	11.196015	0.86%	232,304
2015	11.324564	11.100673	-1.98%	300,420
2014	10.979648	11.324564	3.14%	444,293
2013	11.470453	10.979648	-4.28%	567,608
2012	11.122824	11.470453	3.13%	567,443
2011	10.707494	11.122824	3.88%	550,111
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.320079	29.769689	27.66%	6,584
2019	17.610611	23.320079	32.42%	7,801
2018	19.790944	17.610611	-11.02%	9,430
2017	15.379692	19.790944	28.68%	5,693
2016	15.623617	15.379692	-1.56%	11,843
2015	14.925333	15.623617	4.68%	10,304
2014	14.917365	14.925333	0.05%	26,639
2013	11.802543	14.917365	26.39%	41,395
2012	9.839907	11.802543	19.95%	64,541
2011	11.042898	9.839907	-10.89%	74,351

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.087775	37.342437	48.85%	2,459
2019	19.598859	25.087775	28.01%	2,765
2018	20.081770	19.598859	-2.40%	2,818
2017	15.992791	20.081770	25.57%	4,093
2016	14.924156	15.992791	7.16%	8,740
2015	14.272660	14.924156	4.56%	16,256
2014	13.442503	14.272660	6.18%	43,740
2013	10.556109	13.442503	27.34%	99,080
2012	9.151941	10.556109	15.34%	161,297
2011	9.772798	9.151941	-6.35%	208,493
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.058144	22.284450	11.10%	98,495
2019	16.245630	20.058144	23.47%	123,815
2018	16.906057	16.245630	-3.91%	140,338
2017	14.111928	16.906057	19.80%	149,479
2016	12.929086	14.111928	9.15%	196,184
2015	13.017917	12.929086	-0.68%	259,849
2014	12.020395	13.017917	8.30%	413,688
2013	9.200983	12.020395	30.64%	507,511
2012	8.000182	9.200983	15.01%	626,494
2011	8.328583	8.000182	-3.94%	633,102
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.244900	16.608611	2.24%	6,871
2019	15.145576	16.244900	7.26%	6,110
2018	15.787057	15.145576	-4.06%	6,682
2017	15.110733	15.787057	4.48%	6,504
2016	14.155154	15.110733	6.75%	7,779
2015	14.836111	14.155154	-4.59%	14,706
2014	14.535835	14.836111	2.07%	49,427
2013	14.962997	14.535835	-2.85%	73,861
2012	13.568081	14.962997	10.28%	86,707
2011	13.083288	13.568081	3.71%	100,209
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.051650	36.819054	8.13%	958
2019	26.862113	34.051650	26.76%	996
2018	27.419352	26.862113	-2.03%	1,081
2017	23.207811	27.419352	18.15%	4,044
2016	21.249049	23.207811	9.22%	15,439
2015	21.485335	21.249049	-1.10%	28,365
2014	19.557070	21.485335	9.86%	72,154
2013	15.219252	19.557070	28.50%	207,253
2012	13.606781	15.219252	11.85%	346,374
2011	13.796466	13.606781	-1.37%	473,460

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.694028	34.212524	1.54%	1,089
2019	27.001980	33.694028	24.78%	1,406
2018	29.701451	27.001980	-9.09%	1,444
2017	25.685564	29.701451	15.63%	2,535
2016	22.234394	25.685564	15.52%	7,761
2015	24.207767	22.234394	-8.15%	15,412
2014	22.619836	24.207767	7.02%	42,571
2013	17.015902	22.619836	32.93%	92,344
2012	14.656457	17.015902	16.10%	149,566
2011	15.307241	14.656457	-4.25%	193,413
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.070105	12.458585	12.54%	0
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.093102	17.797322	10.59%	0
2019	13.213674	16.093102	21.79%	0
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	727
2014	12.133258	12.456988	2.67%	3,078
2013	9.537949	12.133258	27.21%	3,175
2012	8.358114	9.537949	14.12%	31,430
2011	9.086283	8.358114	-8.01%	31,211
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.442149	15.562977	7.76%	121,331
2019	12.652317	14.442149	14.15%	141,405
2018	13.735159	12.652317	-7.88%	157,669
2017	12.475606	13.735159	10.10%	169,289
2016	11.966272	12.475606	4.26%	181,789
2015	12.309826	11.966272	-2.79%	221,464
2014	12.012839	12.309826	2.47%	282,208
2013	10.663756	12.012839	12.65%	292,993
2012	9.773150	10.663756	9.11%	429,634
2011	10.082476	9.773150	-3.07%	539,261

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.553345	17.033456	9.52%	0
2019	13.165588	15.553345	18.14%	0
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	4,762
2015	12.544967	12.161653	-3.06%	80,766
2014	12.195542	12.544967	2.87%	913,425
2013	10.237652	12.195542	19.12%	1,660,823
2012	9.169449	10.237652	11.65%	1,612,498
2011	9.665696	9.169449	-5.13%	1,647,349
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.648620	13.370880	5.71%	26,560
2019	11.632636	12.648620	8.73%	30,621
2018	12.157713	11.632636	-4.32%	35,635
2017	11.633920	12.157713	4.50%	38,974
2016	11.318457	11.633920	2.79%	41,618
2015	11.605240	11.318457	-2.47%	93,550
2014	11.430565	11.605240	1.53%	116,139
2013	11.087244	11.430565	3.10%	158,490
2012	10.497989	11.087244	5.61%	509,308
2011	10.535889	10.497989	-0.36%	359,423
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.185507	12.575874	3.20%	0
2019	10.893478	12.185507	11.86%	0
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.676843	13.371625	5.48%	0
2019	11.179303	12.676843	13.40%	0
2018	12.245721	11.179303	-8.71%	0
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.046703	16.363698	8.75%	266,797
2019	12.962680	15.046703	16.08%	315,315
2018	14.201272	12.962680	-8.72%	367,971
2017	12.681924	14.201272	11.98%	440,392
2016	12.092268	12.681924	4.88%	492,353
2015	12.440261	12.092268	-2.80%	499,881
2014	12.108469	12.440261	2.74%	728,334
2013	10.461468	12.108469	15.74%	1,025,965
2012	9.476046	10.461468	10.40%	1,277,032
2011	9.874824	9.476046	-4.04%	1,374,027
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.809028	17.436678	10.30%	1,605
2019	13.164082	15.809028	20.09%	1,607
2018	14.807095	13.164082	-11.10%	1,608
2017	12.763725	14.807095	16.01%	25,333
2016	12.073870	12.763725	5.71%	219,414
2015	12.477060	12.073870	-3.23%	351,407
2014	12.145260	12.477060	2.73%	522,885
2013	9.946771	12.145260	22.10%	768,012
2012	8.835604	9.946771	12.58%	1,710,912
2011	9.433360	8.835604	-6.34%	2,077,135
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.935324	14.931248	7.15%	82,138
2019	12.408854	13.935324	12.30%	87,984
2018	13.262867	12.408854	-6.44%	92,899
2017	12.284078	13.262867	7.97%	106,848
2016	11.794839	12.284078	4.15%	115,821
2015	12.134187	11.794839	-2.80%	152,307
2014	11.865930	12.134187	2.26%	344,705
2013	10.857085	11.865930	9.29%	332,764
2012	10.042298	10.857085	8.11%	406,034
2011	10.248492	10.042298	-2.01%	375,895
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.997784	15.498581	3.34%	3,868
2019	13.570438	14.997784	10.52%	3,564
2018	16.384184	13.570438	-17.17%	3,300
2017	13.588149	16.384184	20.58%	8,291
2016	13.676995	13.588149	-0.65%	40,601
2015	14.486038	13.676995	-5.58%	62,774
2014	16.051858	14.486038	-9.75%	117,173
2013	13.604035	16.051858	17.99%	265,255
2012	11.581113	13.604035	17.47%	467,894
2011	13.459684	11.581113	-13.96%	592,977
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.739352	17.39%	1,544

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.822922	13.451737	4.90%	2,886
2019	12.007000	12.822922	6.80%	2,900
2018	12.306712	12.007000	-2.44%	3,208
2017	12.022809	12.306712	2.36%	4,261
2016	11.653100	12.022809	3.17%	8,424
2015	11.966029	11.653100	-2.62%	10,741
2014	11.634780	11.966029	2.85%	65,031
2013	12.099576	11.634780	-3.84%	190,048
2012	11.458211	12.099576	5.60%	226,860
2011	10.976951	11.458211	4.38%	280,181
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.676867	14.652306	7.13%	736
2019	12.701870	13.676867	7.68%	766
2018	13.120067	12.701870	-3.19%	895
2017	12.868367	13.120067	1.96%	703
2016	12.674139	12.868367	1.53%	1,018
2015	12.966964	12.674139	-2.26%	2,647
2014	12.583641	12.966964	3.05%	6,142
2013	13.075685	12.583641	-3.76%	4,740
2012	12.424769	13.075685	5.24%	15,338
2011	11.924351	12.424769	4.20%	14,990
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.539005	10.742058	1.93%	0
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.688583	38.511235	11.02%	0
2019	28.782772	34.688583	20.52%	0
2018	35.580349	28.782772	-19.10%	0
2017	25.641899	35.580349	38.76%	0
2016	24.281437	25.641899	5.60%	0
2015	29.503519	24.281437	-17.70%	166
2014	31.854512	29.503519	-7.38%	1,737
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.683530	24.668780	4.16%	0
2019	21.008517	23.683530	12.73%	0
2018	22.045955	21.008517	-4.71%	0
2017	21.017384	22.045955	4.89%	0
2016	18.738048	21.017384	12.16%	39
2015	19.582429	18.738048	-4.31%	1,178
2014	19.435544	19.582429	0.76%	8,525
2013	18.475098	19.435544	5.20%	0
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.540476	13.070496	4.23%	8,257
2019	12.010718	12.540476	4.41%	8,229
2018	12.231708	12.010718	-1.81%	9,278
2017	12.194796	12.231708	0.30%	15,538
2016	12.320032	12.194796	-1.02%	35,122
2015	12.553135	12.320032	-1.86%	62,759
2014	12.218455	12.553135	2.74%	150,034
2013	12.961773	12.218455	-5.73%	320,541
2012	12.801881	12.961773	1.25%	446,234
2011	12.147918	12.801881	5.38%	543,308
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.948386	8.813200	-1.51%	5,505
2019	8.948363	8.948386	0.00%	5,382
2018	8.983698	8.948363	-0.39%	5,609
2017	9.104895	8.983698	-1.33%	6,032
2016	9.265915	9.104895	-1.74%	24,182
2015	9.430955	9.265915	-1.75%	90,481
2014	9.598934	9.430955	-1.75%	170,831
2013	9.769905	9.598934	-1.75%	195,408
2012	9.944406	9.769905	-1.75%	224,150
2011	10.121033	9.944406	-1.75%	482,664
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.951493	10.528732	5.80%	186
2019	8.517743	9.951493	16.83%	189
2018	10.176760	8.517743	-16.30%	186
2017	8.150689	10.176760	24.86%	279
2016	8.243219	8.150689	-1.12%	314
2015	8.669291	8.243219	-4.91%	2,825
2014	8.887692	8.669291	-2.46%	5,333
2013	7.694573	8.887692	15.51%	7,403
2012	6.796997	7.694573	13.21%	7,273
2011	7.686505	6.796997	-11.57%	10,313
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.120569	11.704665	5.25%	1,610
2019	9.338652	11.120569	19.08%	2,177
2018	11.069760	9.338652	-15.64%	2,172
2017	9.052425	11.069760	22.29%	2,192
2016	9.165287	9.052425	-1.23%	4,196
2015	9.459956	9.165287	-3.11%	9,073
2014	10.263564	9.459956	-7.83%	6,779
2013	8.632502	10.263564	18.89%	8,211
2012	7.432925	8.632502	16.14%	8,355
2011	8.680525	7.432925	-14.37%	6,638

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.228293	34.614150	10.84%	0
2019	25.688148	31.228293	21.57%	0
2018	28.688685	25.688148	-10.46%	214
2017	24.654450	28.688685	16.36%	58,735
2016	22.922125	24.654450	7.56%	119,144
2015	23.565644	22.922125	-2.73%	237,102
2014	22.846408	23.565644	3.15%	445,278
2013	18.273978	22.846408	25.02%	572,508
2012	16.048045	18.273978	13.87%	839,489
2011	17.001736	16.048045	-5.61%	1,299,747
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	98,641
2019	15.830644	17.939748	13.32%	106,744
2018	16.935489	15.830644	-6.52%	121,447
2017	15.509887	16.935489	9.19%	133,417
2016	14.849467	15.509887	4.45%	156,161
2015	15.140265	14.849467	-1.92%	186,009
2014	14.734335	15.140265	2.75%	171,188
2013	13.221841	14.734335	11.44%	169,660
2012	12.303112	13.221841	7.47%	64,213
2011	12.411964	12.303112	-0.88%	87,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	0
2019	18.545373	21.854187	17.84%	0
2018	20.183589	18.545373	-8.12%	0
2017	17.892430	20.183589	12.81%	0
2016	16.902122	17.892430	5.86%	14,097
2015	17.295177	16.902122	-2.27%	41,864
2014	16.731206	17.295177	3.37%	217,996
2013	14.250979	16.731206	17.40%	361,730
2012	12.922393	14.250979	10.28%	236,540
2011	13.276309	12.922393	-2.67%	242,895
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.872052	15.593016	4.85%	86,577
2019	13.819527	14.872052	7.62%	80,725
2018	14.325377	13.819527	-3.53%	85,650
2017	13.795851	14.325377	3.84%	91,865
2016	13.466712	13.795851	2.44%	96,681
2015	13.670380	13.466712	-1.49%	118,190
2014	13.392845	13.670380	2.07%	138,181
2013	13.003124	13.392845	3.00%	172,130
2012	12.584001	13.003124	3.33%	150,424
2011	12.442939	12.584001	1.13%	186,870

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.182409	12.515056	2.73%	0
2019	10.973073	12.182409	11.02%	0
2018	11.835447	10.973073	-7.29%	0
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.756263	13.326129	4.47%	0
2019	11.265628	12.756263	13.23%	0
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.066605	25.007361	8.41%	260,596
2019	19.939202	23.066605	15.68%	295,714
2018	21.518631	19.939202	-7.34%	358,150
2017	19.393791	21.518631	10.96%	386,011
2016	18.422356	19.393791	5.27%	444,325
2015	18.813468	18.422356	-2.08%	545,387
2014	18.205323	18.813468	3.34%	936,689
2013	15.887798	18.205323	14.59%	1,498,301
2012	14.593590	15.887798	8.87%	1,882,402
2011	14.858981	14.593590	-1.79%	2,461,246
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.902993	30.794612	10.36%	0
2019	23.311485	27.902993	19.70%	0
2018	25.716095	23.311485	-9.35%	96
2017	22.431504	25.716095	14.64%	17,167
2016	21.044992	22.431504	6.59%	56,610
2015	21.577330	21.044992	-2.47%	266,395
2014	20.924427	21.577330	3.12%	766,857
2013	17.402708	20.924427	20.24%	1,308,693
2012	15.570810	17.402708	11.76%	2,549,405
2011	16.191935	15.570810	-3.84%	3,493,610

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.830992	20.083828	6.65%	85,361
2019	16.889190	18.830992	11.50%	93,419
2018	17.858160	16.889190	-5.43%	99,319
2017	16.642354	17.858160	7.31%	114,554
2016	16.024114	16.642354	3.86%	127,147
2015	16.314521	16.024114	-1.78%	204,535
2014	15.853731	16.314521	2.91%	244,302
2013	14.603455	15.853731	8.56%	350,099
2012	13.758057	14.603455	6.14%	377,706
2011	13.719595	13.758057	0.28%	590,726
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.441659	10.989854	5.25%	0
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.741584	12.216898	13.73%	0
2019*	10.000000	10.741584	7.42%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.097701	28.206233	27.64%	845
2019	17.271907	22.097701	27.94%	1,039
2018	18.190808	17.271907	-5.05%	1,049
2017	14.254637	18.190808	27.61%	2,938
2016	14.224750	14.254637	0.21%	10,997
2015	14.038767	14.224750	1.32%	21,648
2014	12.972341	14.038767	8.22%	51,957
2013	9.822877	12.972341	32.06%	132,572
2012	8.608756	9.822877	14.10%	235,110
2011	9.054459	8.608756	-4.92%	352,125
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.832145	13.501686	5.22%	0
2019	10.978133	12.832145	16.89%	0
2018	11.740739	10.978133	-6.50%	0
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	4,174
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.765666	15.520059	5.11%	0
2019	12.320298	14.765666	19.85%	0
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.259878	43.390711	16.45%	1,981
2019	27.614252	37.259878	34.93%	2,388
2018	28.548787	27.614252	-3.27%	2,528
2017	22.866170	28.548787	24.85%	3,978
2016	22.523552	22.866170	1.52%	7,791
2015	21.870050	22.523552	2.99%	65,186
2014	20.503983	21.870050	6.66%	96,714
2013	15.312714	20.503983	33.90%	145,290
2012	13.161472	15.312714	16.34%	212,167
2011	13.738189	13.161472	-4.20%	331,502
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.744795	28.635247	-0.38%	0
2019	23.094514	28.744795	24.47%	1,325
2018	25.967473	23.094514	-11.06%	1,319
2017	24.372160	25.967473	6.55%	1,409
2016	20.634332	24.372160	18.11%	7,120
2015	21.978136	20.634332	-6.11%	15,266
2014	19.805247	21.978136	10.97%	33,719
2013	15.309114	19.805247	29.37%	57,795
2012	13.615559	15.309114	12.44%	96,281
2011	13.790494	13.615559	-1.27%	154,631
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	3,316
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.654574	50.738437	11.14%	224
2019	36.981432	45.654574	23.45%	1,482
2018	42.480042	36.981432	-12.94%	1,451
2017	37.342141	42.480042	13.76%	247
2016	31.594927	37.342141	18.19%	707
2015	32.993849	31.594927	-4.24%	3,583
2014	30.690390	32.993849	7.51%	10,576
2013	23.477812	30.690390	30.72%	20,616
2012	20.342486	23.477812	15.41%	24,390
2011	21.244633	20.342486	-4.25%	33,392
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.657393	21.034782	-2.87%	1,371
2019	17.798795	21.657393	21.68%	1,352
2018	20.862204	17.798795	-14.68%	1,362
2017	18.651519	20.862204	11.85%	3,875
2016	16.142678	18.651519	15.54%	14,758
2015	16.918435	16.142678	-4.59%	33,787
2014	14.715228	16.918435	14.97%	69,589
2013	11.038815	14.715228	33.30%	188,711
2012	9.657332	11.038815	14.31%	362,764
2011	10.062592	9.657332	-4.03%	499,310

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.704453	46.531374	38.06%	0
2019	25.340122	33.704453	33.01%	0
2018	28.103221	25.340122	-9.83%	0
2017	22.946693	28.103221	22.47%	0
2016	21.612703	22.946693	6.17%	0
2015	21.881801	21.612703	-1.23%	1,605
2014	21.720263	21.881801	0.74%	1,768
2013	15.357297	21.720263	41.43%	9,862
2012	13.821797	15.357297	11.11%	11,476
2011	14.189699	13.821797	-2.59%	16,734
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.943255	39.125012	3.11%	730
2019	32.537463	37.943255	16.61%	776
2018	39.963615	32.537463	-18.58%	705
2017	37.399716	39.963615	6.86%	713
2016	30.302270	37.399716	23.42%	3,001
2015	32.912037	30.302270	-7.93%	1,960
2014	31.375631	32.912037	4.90%	3,108
2013	22.806201	31.375631	37.57%	5,594
2012	19.295405	22.806201	18.19%	8,531
2011	20.771140	19.295405	-7.10%	8,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.490193	47.473178	20.22%	57
2019	32.064090	39.490193	23.16%	136
2018	37.444103	32.064090	-14.37%	125
2017	33.665525	37.444103	11.22%	324
2016	27.960178	33.665525	20.41%	347
2015	29.007985	27.960178	-3.61%	914
2014	29.361478	29.007985	-1.20%	2,434
2013	21.262124	29.361478	38.09%	5,829
2012	18.781832	21.262124	13.21%	12,092
2011	20.293371	18.781832	-7.45%	17,788
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.904483	22.176830	11.42%	142
2019	15.816642	19.904483	25.85%	12,483
2018	16.948707	15.816642	-6.68%	153
2017	13.826270	16.948707	22.58%	175
2016	12.393340	13.826270	11.56%	203
2015	12.766378	12.393340	-2.92%	309
2014	12.193947	12.766378	4.69%	981
2013	8.646821	12.193947	41.02%	4,367
2012	7.532982	8.646821	14.79%	9,190
2011	8.678463	7.532982	-13.20%	17,614

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.710797	23.062342	11.35%	3,410
2019	16.723719	20.710797	23.84%	3,572
2018	18.085861	16.723719	-7.53%	3,623
2017	15.551262	18.085861	16.30%	8,247
2016	14.374388	15.551262	8.19%	24,362
2015	14.691900	14.374388	-2.16%	44,452
2014	13.531460	14.691900	8.58%	104,591
2013	9.940186	13.531460	36.13%	291,275
2012	9.083641	9.940186	9.43%	517,533
2011	9.557223	9.083641	-4.96%	687,450
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.905329	15.663069	-7.35%	0
2019	13.190515	16.905329	28.16%	0
2018	13.994583	13.190515	-5.75%	0
2017	13.418766	13.994583	4.29%	0
2016	12.742525	13.418766	5.31%	895
2015	13.747681	12.742525	-7.31%	889
2014	10.880056	13.747681	26.36%	2,621
2013	10.782698	10.880056	0.90%	8,505
2012	9.495610	10.782698	13.55%	16,632
2011	9.105436	9.495610	4.29%	41,814
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.126503	23.304270	15.79%	1,624
2019	15.656523	20.126503	28.55%	1,608
2018	16.753453	15.656523	-6.55%	13,063
2017	14.065600	16.753453	19.11%	1,987
2016	12.850917	14.065600	9.45%	2,283
2015	12.957639	12.850917	-0.82%	4,236
2014	11.663193	12.957639	11.10%	2,654
2013*	10.000000	11.663193	16.63%	264
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.197312	10.302587	1.03%	3,640
2019	9.971381	10.197312	2.27%	4,384
2018	10.067388	9.971381	-0.95%	4,744
2017	10.086926	10.067388	-0.19%	4,878
2016	10.016511	10.086926	0.70%	5,231
2015	10.229826	10.016511	-2.09%	7,041
2014	10.360863	10.229826	-1.26%	21,893
2013	10.534295	10.360863	-1.65%	46,858
2012	10.357453	10.534295	1.71%	66,825
2011	10.406354	10.357453	-0.47%	87,091

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.138968	20.092121	17.23%	460
2019	13.959834	17.138968	22.77%	455
2018	16.028103	13.959834	-12.90%	431
2017	14.286741	16.028103	12.19%	417
2016	12.029765	14.286741	18.76%	491
2015	12.872484	12.029765	-6.55%	556
2014	12.531398	12.872484	2.72%	605
2013*	10.000000	12.531398	25.31%	241
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.075092	34.810492	57.69%	680
2019	16.419601	22.075092	34.44%	1,042
2018	17.981106	16.419601	-8.68%	1,070
2017	14.350697	17.981106	25.30%	3,867
2016	13.771644	14.350697	4.20%	14,135
2015	14.065582	13.771644	-2.09%	31,212
2014	13.802708	14.065582	1.90%	75,692
2013	10.135533	13.802708	36.18%	170,916
2012	8.998670	10.135533	12.63%	326,968
2011	9.585284	8.998670	-6.12%	461,439
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	43.035101	59.072594	37.27%	0
2019	33.062484	43.035101	30.16%	0
2018	36.016933	33.062484	-8.20%	0
2017	29.428104	36.016933	22.39%	0
2016	28.754174	29.428104	2.34%	0
2015	28.978087	28.754174	-0.77%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.931818	10.095419	1.65%	5,100
2019	9.749285	9.931818	1.87%	5,032
2018	9.823603	9.749285	-0.76%	5,325
2017	9.909771	9.823603	-0.87%	7,563
2016	9.964312	9.909771	-0.55%	12,252
2015	10.123198	9.964312	-1.57%	19,065
2014	10.241052	10.123198	-1.15%	62,527
2013	10.359573	10.241052	-1.14%	154,985
2012	10.080351	10.359573	2.77%	185,714
2011	10.229857	10.080351	-1.46%	281,278

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	33.528105	39.385519	17.47%	0
2019	27.108253	33.528105	23.68%	0
2018	29.269864	27.108253	-7.39%	0
2017	25.153906	29.269864	16.36%	507
2016	23.302573	25.153906	7.94%	1,564
2015	23.828110	23.302573	-2.21%	1,841
2014	21.971464	23.828110	8.45%	5,923
2013	16.251507	21.971464	35.20%	10,646
2012	14.905135	16.251507	9.03%	14,180
2011	15.652245	14.905135	-4.77%	43,138
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.562316	12.258334	6.02%	0
2019	10.531478	11.562316	9.79%	0
2018	11.337668	10.531478	-7.11%	0
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.023541	11.543253	4.71%	0
2019	9.785996	11.023541	12.65%	0
2018	10.466306	9.785996	-6.50%	0
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.523499	12.528995	8.73%	0
2019	10.969902	11.523499	5.05%	0
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	663
2015	11.602645	10.581627	-8.80%	3,119
2014	11.773874	11.602645	-1.45%	3,201
2013	12.825863	11.773874	-8.20%	3,205
2012	12.405808	12.825863	3.39%	3,025
2011	11.646011	12.405808	6.52%	3,075

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.064538	11.185038	1.09%	11,280
2019	10.836420	11.064538	2.11%	10,470
2018	11.004411	10.836420	-1.53%	11,258
2017	11.061363	11.004411	-0.51%	13,560
2016	11.112815	11.061363	-0.46%	42,641
2015	11.287188	11.112815	-1.54%	49,215
2014	11.402909	11.287188	-1.01%	114,112
2013	11.633026	11.402909	-1.98%	209,019
2012	11.196933	11.633026	3.89%	304,067
2011	11.282116	11.196933	-0.76%	307,028
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.190901	10.226874	0.35%	12,724
2019	10.100090	10.190901	0.90%	11,800
2018	10.136327	10.100090	-0.36%	12,198
2017	10.083914	10.136327	0.52%	12,575
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.226764	11.971307	6.63%	5,214
2019	10.556138	11.226764	6.35%	5,233
2018	10.813864	10.556138	-2.38%	46,536
2017	10.500133	10.813864	2.99%	45,678
2016	10.417511	10.500133	0.79%	6,937
2015	10.567590	10.417511	-1.42%	11,472
2014	10.325496	10.567590	2.34%	15,733
2013	10.729699	10.325496	-3.77%	39,812
2012	9.973762	10.729699	7.58%	26,661
2011*	10.000000	9.973762	-0.26%	25,754
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.935906	24.443548	36.28%	0
2019	13.350152	17.935906	34.35%	0
2018	13.273406	13.350152	0.58%	0
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.014209	22.042356	10.13%	0
2019	16.276610	20.014209	22.96%	0
2018	20.483453	16.276610	-20.54%	0
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.462918	34.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.935304	13.446338	3.95%	0
2019	10.096013	12.935304	28.12%	0
2018	11.230168	10.096013	-10.10%	0
2017*	10.000000	11.230168	12.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.481283	53.954274	27.01%	0
2019	33.614192	42.481283	26.38%	0
2018	33.925565	33.614192	-0.92%	0
2017	27.121882	33.925565	25.09%	0
2016	30.916649	27.121882	-12.27%	1,011
2015	27.978326	30.916649	10.50%	1,011
2014	21.700606	27.978326	28.93%	1,562
2013	14.674413	21.700606	47.88%	2,223
2012	11.401817	14.674413	28.70%	6,861
2011	10.512665	11.401817	8.46%	1,595
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.628571	6.571246	16.75%	0
2019	5.135834	5.628571	9.59%	0
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	1,346
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.785733	6.770915	17.03%	0
2019	5.264005	5.785733	9.91%	0
2018	7.470975	5.264005	-29.54%	0
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	1,419
2015	8.377851	5.477963	-34.61%	1,419
2014	10.540980	8.377851	-20.52%	1,419
2013	9.706281	10.540980	8.60%	1,419
2012*	10.000000	9.706281	-2.94%	1,419
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.761589	10.409384	-3.27%	0
2019*	10.000000	10.761589	7.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.760458	53.887677	55.03%	117
2019	28.342412	34.760458	22.64%	165
2018	28.477419	28.342412	-0.47%	155
2017	23.028372	28.477419	23.66%	209
2016	21.752313	23.028372	5.87%	247
2015	22.796945	21.752313	-4.58%	414
2014	23.647102	22.796945	-3.60%	3,227
2013	16.020725	23.647102	47.60%	4,474
2012	15.116906	16.020725	5.98%	9,854
2011	16.126972	15.116906	-6.26%	11,571

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.945121	13.330015	2.97%	0
2019	11.439003	12.945121	13.17%	0
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.330953	33.540289	0.63%	0
2019	27.458524	33.330953	21.39%	0
2018	29.700712	27.458524	-7.55%	0
2017	25.500966	29.700712	16.47%	0
2016	23.378948	25.500966	9.08%	0
2015	23.472602	23.378948	-0.40%	0
2014	21.870950	23.472602	7.32%	0
2013	16.547447	21.870950	32.17%	0
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.753902	8.786376	0.37%	0
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.227717	41.721722	1.20%	50
2019	35.014654	41.227717	17.74%	50
2018	42.099662	35.014654	-16.83%	50
2017	37.987649	42.099662	10.82%	50
2016	30.997012	37.987649	22.55%	50
2015	33.471122	30.997012	-7.39%	50
2014	31.285815	33.471122	6.98%	50
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	1,418
2011	22.173624	19.897727	-10.26%	3,543
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.394560	14.410250	7.58%	373
2019	12.525031	13.394560	6.94%	373
2018	13.125869	12.525031	-4.58%	373
2017	12.892415	13.125869	1.81%	373
2016	12.576307	12.892415	2.51%	373
2015	13.130947	12.576307	-4.22%	373
2014	12.944497	13.130947	1.44%	373
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	4,220
2011	12.446690	13.658916	9.74%	2,626

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.674812	34.665585	9.44%	330
2019	26.065304	31.674812	21.52%	330
2018	28.603453	26.065304	-8.87%	330
2017	24.211787	28.603453	18.14%	330
2016	21.779523	24.211787	11.17%	330
2015	23.581645	21.779523	-7.64%	330
2014	21.377678	23.581645	10.31%	330
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.162743	30.941465	-0.71%	0
2019	24.601211	31.162743	26.67%	0
2018	28.786147	24.601211	-14.54%	0
2017	26.296668	28.786147	9.47%	0
2016	21.820239	26.296668	20.52%	0
2015	22.576840	21.820239	-3.35%	0
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	491
2012	13.585449	15.505152	14.13%	2,629
2011	13.951568	13.585449	-2.62%	2,151
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.419910	33.090859	-0.98%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.514660	12.100306	5.09%	0
2019	10.208490	11.514660	12.79%	0
2018	10.705882	10.208490	-4.65%	0
2017	10.180914	10.705882	5.16%	0
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.402054	11.087478	6.59%	0
2019	9.704994	10.402054	7.18%	0
2018	9.955696	9.704994	-2.52%	0
2017	9.822747	9.955696	1.35%	0
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.442214	14.688588	1.71%	0
2019	11.538357	14.442214	25.17%	0
2018	12.692383	11.538357	-9.09%	0
2017	11.094759	12.692383	14.40%	0
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.307073	20.515202	18.54%	0
2019	14.966850	17.307073	15.64%	0
2018	16.492723	14.966850	-9.25%	0
2017	14.769500	16.492723	11.67%	0
2016	14.488185	14.769500	1.94%	0
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	705
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.938773	13.702715	5.90%	0
2019	10.993218	12.938773	17.70%	0
2018	13.278811	10.993218	-17.21%	0
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.331093	50.336893	8.65%	0
2019	38.605026	46.331093	20.01%	0
2018	43.193696	38.605026	-10.62%	0
2017	39.129750	43.193696	10.39%	0
2016	31.691551	39.129750	23.47%	0
2015	33.042230	31.691551	-4.09%	0
2014	32.008588	33.042230	3.23%	0
2013	23.163840	32.008588	38.18%	2,821
2012	20.381049	23.163840	13.65%	3,434
2011	20.637735	20.381049	-1.24%	7,980
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.083723	42.866790	15.59%	0
2019	28.861613	37.083723	28.49%	0
2018	30.893439	28.861613	-6.58%	0
2017	25.952768	30.893439	19.04%	0
2016	23.713994	25.952768	9.44%	0
2015	23.940772	23.713994	-0.95%	0
2014	21.554977	23.940772	11.07%	178
2013	16.665914	21.554977	29.34%	303
2012	14.697711	16.665914	13.39%	1,333
2011	14.727905	14.697711	-0.21%	1,804

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.103164	40.107754	21.16%	0
2019	24.826478	33.103164	33.34%	0
2018	27.217386	24.826478	-8.78%	0
2017	21.820989	27.217386	24.73%	0
2016	20.643949	21.820989	5.70%	0
2015	21.608776	20.643949	-4.46%	0
2014	20.407592	21.608776	5.89%	0
2013	17.199580	20.407592	18.65%	421
2012	15.903347	17.199580	8.15%	408
2011	14.892684	15.903347	6.79%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.398615	28.650090	17.43%	0
2019	20.450731	24.398615	19.30%	0
2018	25.805137	20.450731	-20.75%	0
2017	21.127681	25.805137	22.14%	0
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.972749	11.454814	4.39%	0
2019	9.589434	10.972749	14.43%	0
2018	10.172992	9.589434	-5.74%	0
2017*	10.000000	10.172992	1.73%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.786996	16.125981	-3.94%	0
2019	13.384541	16.786996	25.42%	0
2018	16.412267	13.384541	-18.45%	0
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.806632	10.824269	0.16%	0
2019	10.277222	10.806632	5.15%	0
2018	10.475644	10.277222	-1.89%	0
2017	10.312140	10.475644	1.59%	0
2016	9.638400	10.312140	6.99%	0
2015	9.913430	9.638400	-2.77%	0
2014	10.037700	9.913430	-1.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.641997	10.524286	-1.11%	0
2019	9.037240	10.641997	17.76%	0
2018*	10.000000	9.037240	-9.63%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.128512	14.964734	5.92%	0
2019	13.179049	14.128512	7.20%	0
2018	13.527954	13.179049	-2.58%	0
2017	13.277414	13.527954	1.89%	0
2016	13.058897	13.277414	1.67%	0
2015	13.356958	13.058897	-2.23%	0
2014	13.140188	13.356958	1.65%	0
2013	13.281380	13.140188	-1.06%	2,682
2012	12.358032	13.281380	7.47%	60,085
2011	12.338353	12.358032	0.16%	59,465
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.424829	13.398277	28.52%	0
2019	8.217045	10.424829	26.87%	0
2018*	10.000000	8.217045	-17.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.592476	19.390507	10.22%	0
2019	15.477273	17.592476	13.67%	0
2018	16.464236	15.477273	-5.99%	0
2017	14.863124	16.464236	10.77%	0
2016	14.382567	14.863124	3.34%	0
2015	14.724310	14.382567	-2.32%	0
2014	14.388304	14.724310	2.34%	0
2013	12.943876	14.388304	11.16%	0
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.219672	21.652237	12.66%	0
2019	16.326410	19.219672	17.72%	0
2018	17.703394	16.326410	-7.78%	0
2017	15.505630	17.703394	14.17%	0
2016	14.923107	15.505630	3.90%	0
2015	15.266742	14.923107	-2.25%	0
2014	14.863553	15.266742	2.71%	0
2013	13.089425	14.863553	13.55%	0
2012	11.789001	13.089425	11.03%	0
2011	12.155562	11.789001	-3.02%	794

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.201695	24.285301	14.54%	0
2019	17.395757	21.201695	21.88%	0
2018	19.268461	17.395757	-9.72%	0
2017	16.256438	19.268461	18.53%	0
2016	15.561701	16.256438	4.46%	0
2015	15.931340	15.561701	-2.32%	0
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.562808	16.265790	19.93%	0
2019	11.127871	13.562808	21.88%	0
2018	11.859697	11.127871	-6.17%	0
2017	10.400299	11.859697	14.03%	0
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.283757	54.077057	27.89%	0
2019	32.800386	42.283757	28.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.884266	8.491765	-34.09%	0
2019	11.946736	12.884266	7.85%	0
2018	16.172698	11.946736	-26.13%	0
2017	16.938404	16.172698	-4.52%	0
2016	12.919284	16.938404	31.11%	0
2015	16.601215	12.919284	-22.18%	0
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	72
2012	15.456951	15.896657	2.84%	2,413
2011	16.603040	15.456951	-6.90%	2,667
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.015874	31.373974	4.52%	0
2019	24.047434	30.015874	24.82%	0
2018	26.776858	24.047434	-10.19%	0
2017	24.204327	26.776858	10.63%	0
2016	20.938655	24.204327	15.60%	0
2015	22.266230	20.938655	-5.96%	0
2014	20.901971	22.266230	6.53%	186
2013	16.651302	20.901971	25.53%	522
2012	14.486509	16.651302	14.94%	3,379
2011	14.655542	14.486509	-1.15%	9,148

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.595418	15.421120	5.66%	0
2019	11.461186	14.595418	27.35%	0
2018	12.854110	11.461186	-10.84%	0
2017	11.224444	12.854110	14.52%	0
2016*	10.000000	11.224444	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.286565	59.610358	40.97%	0
2019	32.141113	42.286565	31.57%	0
2018	32.875773	32.141113	-2.23%	0
2017	24.831087	32.875773	32.40%	0
2016	25.146696	24.831087	-1.26%	0
2015	23.953774	25.146696	4.98%	0
2014	21.972957	23.953774	9.01%	0
2013	16.452529	21.972957	33.55%	7,103
2012	14.645431	16.452529	12.34%	2,631
2011	14.918169	14.645431	-1.83%	6,055
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.492144	15.535391	7.20%	0
2019	13.489205	14.492144	7.44%	0
2018	13.846828	13.489205	-2.58%	0
2017	13.558685	13.846828	2.13%	0
2016	13.214778	13.558685	2.60%	0
2015	13.572335	13.214778	-2.63%	0
2014	13.085958	13.572335	3.72%	213
2013	13.607204	13.085958	-3.83%	9,778
2012	13.121907	13.607204	3.70%	17,081
2011	12.483522	13.121907	5.11%	24,534
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.360074	52.502426	15.75%	166
2019	37.501507	45.360074	20.96%	166
2018	44.813124	37.501507	-16.32%	166
2017	37.857297	44.813124	18.37%	166
2016	34.442617	37.857297	9.91%	166
2015	35.654732	34.442617	-3.40%	166
2014	34.242892	35.654732	4.12%	285
2013	25.664469	34.242892	33.43%	254
2012	22.813717	25.664469	12.50%	1,911
2011	26.059334	22.813717	-12.45%	5,389

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.733010	30.277140	13.26%	0
2019	21.351204	26.733010	25.21%	0
2018	25.599475	21.351204	-16.60%	0
2017	20.053574	25.599475	27.66%	0
2016	21.555789	20.053574	-6.97%	0
2015	21.250433	21.555789	1.44%	0
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.477549	12.336105	-8.47%	0
2019	11.162793	13.477549	20.74%	0
2018	12.153093	11.162793	-8.15%	0
2017	11.925450	12.153093	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	38.235877	40.558973	6.08%	0
2019	29.035755	38.235877	31.69%	0
2018	35.843171	29.035755	-18.99%	0
2017	30.648734	35.843171	16.95%	0
2016	28.560823	30.648734	7.31%	0
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	52
2011	20.158035	18.006731	-10.67%	351
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.389034	15.789381	9.73%	0
2019	12.224970	14.389034	17.70%	0
2018	13.779965	12.224970	-11.28%	0
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.317473	17.123715	-1.12%	0
2019	15.194763	17.317473	13.97%	0
2018	16.170860	15.194763	-6.04%	0
2017	15.014079	16.170860	7.70%	0
2016	13.408196	15.014079	11.98%	0
2015	14.690328	13.408196	-8.73%	0
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	330
2012	11.552993	12.779929	10.62%	331
2011	11.490332	11.552993	0.55%	331
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	36.722210	41.820252	13.88%	252
2019	28.936545	36.722210	26.91%	252
2018	31.045565	28.936545	-6.79%	252
2017	26.221961	31.045565	18.40%	252
2016	23.009894	26.221961	13.96%	252
2015	24.318832	23.009894	-5.38%	252
2014	22.777682	24.318832	6.77%	252
2013	17.885091	22.777682	27.36%	0
2012	16.267776	17.885091	9.94%	895
2011	15.627815	16.267776	4.10%	5,214
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.988188	43.371879	3.30%	0
2019	33.841243	41.988188	24.07%	0
2018	39.559173	33.841243	-14.45%	0
2017	36.404455	39.559173	8.67%	0
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	99
2013	23.695704	31.701841	33.79%	1,037
2012	20.383005	23.695704	16.25%	4,242
2011	21.566888	20.383005	-5.49%	5,250
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.030813	13.844384	15.07%	0
2019	9.669784	12.030813	24.42%	0
2018	11.695442	9.669784	-17.32%	0
2017	8.481692	11.695442	37.89%	0
2016	7.354013	8.481692	15.33%	0
2015	9.314957	7.354013	-21.05%	0
2014*	10.000000	9.314957	-6.85%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.389504	20.761214	-2.94%	0
2019	19.356404	21.389504	10.50%	0
2018	23.313415	19.356404	-16.97%	0
2017	20.343501	23.313415	14.60%	0
2016	19.328509	20.343501	5.25%	0
2015	21.049607	19.328509	-8.18%	0
2014	24.120649	21.049607	-12.73%	252
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.268238	8.620711	-6.99%	0
2019	9.251884	9.268238	0.18%	0
2018	9.243303	9.251884	0.09%	0
2017	9.234428	9.243303	0.10%	0
2016	9.134796	9.234428	1.09%	0
2015	9.720722	9.134796	-6.03%	0
2014	9.720720	9.720722	0.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.606209	12.888518	2.24%	0
2019	11.468346	12.606209	9.92%	0
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.017247	10.497927	4.80%	0
2019	9.373897	10.017247	6.86%	0
2018*	10.000000	9.373897	-6.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.708070	10.237654	5.46%	0
2019	9.414063	9.708070	3.12%	0
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.783124	31.769405	39.44%	0
2019	17.005985	22.783124	33.97%	0
2018	18.020594	17.005985	-5.63%	0
2017	14.445609	18.020594	24.75%	0
2016	14.418844	14.445609	0.19%	0
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	1,209
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.612719	46.13%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.238197	52.816972	25.05%	0
2019	32.720398	42.238197	29.09%	0
2018	38.477207	32.720398	-14.96%	0
2017	28.741356	38.477207	33.87%	0
2016	29.312792	28.741356	-1.95%	0
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
2013	23.038040	28.729856	24.71%	0
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.580529	10.700922	1.14%	1,232
2019	9.741261	10.580529	8.62%	1,232
2018	10.392570	9.741261	-6.27%	1,232
2017	9.980083	10.392570	4.13%	1,232
2016	9.563364	9.980083	4.36%	1,232
2015	9.987547	9.563364	-4.25%	1,232
2014	9.923377	9.987547	0.65%	1,232
2013	10.142487	9.923377	-2.16%	0
2012*	10.000000	10.142487	1.42%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.552241	37.460097	11.65%	0
2019	25.935771	33.552241	29.37%	0
2018	28.741244	25.935771	-9.76%	0
2017	25.092208	28.741244	14.54%	0
2016	22.957060	25.092208	9.30%	0
2015	22.673431	22.957060	1.25%	0
2014	20.913854	22.673431	8.41%	0
2013	16.203001	20.913854	29.07%	2,349
2012	14.150389	16.203001	14.51%	7,155
2011	14.454684	14.150389	-2.11%	7,598

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.055339	17.175832	6.98%	0
2019	13.075781	16.055339	22.79%	0
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.576087	52.369223	17.48%	0
2019	35.988124	44.576087	23.86%	0
2018	40.969357	35.988124	-12.16%	0
2017	36.623622	40.969357	11.87%	0
2016	31.692282	36.623622	15.56%	0
2015	34.367562	31.692282	-7.78%	0
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	67
2012	19.643856	22.697960	15.55%	1,765
2011	20.491527	19.643856	-4.14%	1,926
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.733797	12.758573	18.86%	0
2019	8.542677	10.733797	25.65%	0
2018	10.814716	8.542677	-21.01%	0
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.081211	19.101613	11.83%	723
2019	14.283587	17.081211	19.59%	723
2018	15.383644	14.283587	-7.15%	723
2017	13.244589	15.383644	16.15%	723
2016	13.842199	13.244589	-4.32%	723
2015	15.379658	13.842199	-10.00%	723
2014	16.532075	15.379658	-6.97%	723
2013	13.453793	16.532075	22.88%	13,243
2012	11.496395	13.453793	17.03%	4,221
2011	12.615839	11.496395	-8.87%	11,245

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.480882	14.036190	4.12%	0
2019	12.346098	13.480882	9.19%	0
2018	12.845318	12.346098	-3.89%	0
2017	12.261216	12.845318	4.76%	0
2016	10.745898	12.261216	14.10%	0
2015	11.704252	10.745898	-8.19%	0
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	641
2012*	10.000000	10.778669	7.79%	622
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.662271	31.696663	46.32%	0
2019	15.991822	21.662271	35.46%	0
2018	16.296147	15.991822	-1.87%	0
2017	13.076772	16.296147	24.62%	0
2016	12.548403	13.076772	4.21%	0
2015	13.562370	12.548403	-7.48%	0
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	31.510900	35.285002	11.98%	0
2019	26.243178	31.510900	20.07%	0
2018	26.612117	26.243178	-1.39%	0
2017	22.938506	26.612117	16.02%	0
2016	22.389760	22.938506	2.45%	0
2015	22.706961	22.389760	-1.40%	0
2014	21.363178	22.706961	6.29%	0
2013	18.158731	21.363178	17.65%	0
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.336057	11.190551	8.27%	0
2019	9.631895	10.336057	7.31%	0
2018	9.937263	9.631895	-3.07%	0
2017	9.790637	9.937263	1.50%	0
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.845491	73.517302	36.53%	0
2019	40.066847	53.845491	34.39%	0
2018	40.115966	40.066847	-0.12%	0
2017	31.423185	40.115966	27.66%	0
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	0
2014	26.807892	28.554535	6.52%	0
2013	20.857130	26.807892	28.53%	0
2012	17.148792	20.857130	21.62%	1,869
2011	18.765144	17.148792	-8.61%	4,039
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.650916	48.329384	48.02%	0
2019	22.959068	32.650916	42.21%	0
2018	23.171680	22.959068	-0.92%	0
2017	16.282025	23.171680	42.31%	0
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	5,904
2012*	10.000000	9.926040	-0.74%	3,167
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.076609	35.406798	13.93%	0
2019	24.975939	31.076609	24.43%	0
2018	29.973501	24.975939	-16.67%	0
2017	23.333363	29.973501	28.46%	0
2016	25.468241	23.333363	-8.38%	0
2015	28.439244	25.468241	-10.45%	0
2014	32.947947	28.439244	-13.68%	0
2013	29.358871	32.947947	12.22%	2,152
2012	26.416467	29.358871	11.14%	2,731
2011	39.756955	26.416467	-33.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.961986	9.657878	-3.05%	0
2019	8.586768	9.961986	16.02%	0
2018	10.737720	8.586768	-20.03%	0
2017	8.553702	10.737720	25.53%	0
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.490337	11.066610	5.49%	0
2019	9.853909	10.490337	6.46%	0
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.899032	31.308164	42.97%	0
2019	15.785058	21.899032	38.73%	0
2018	16.357001	15.785058	-3.50%	0
2017	13.184204	16.357001	24.07%	0
2016	12.339473	13.184204	6.85%	0
2015	12.841227	12.339473	-3.91%	0
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.577449	38.089345	1.36%	0
2019	29.547817	37.577449	27.18%	0
2018	33.569344	29.547817	-11.98%	0
2017	29.129303	33.569344	15.24%	0
2016	26.070291	29.129303	11.73%	0
2015	26.798471	26.070291	-2.72%	0
2014	24.763227	26.798471	8.22%	0
2013	18.597094	24.763227	33.16%	2,216
2012	16.343084	18.597094	13.79%	7,613
2011	16.720022	16.343084	-2.25%	10,442
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.821181	12.273586	13.42%	0
2019*	10.000000	10.821181	8.21%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.238859	25.070997	18.04%	0
2019	17.212559	21.238859	23.39%	0
2018	19.418232	17.212559	-11.36%	0
2017	15.591488	19.418232	24.54%	0
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	1,390
2011	10.713597	10.334130	-3.54%	1,187
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.172217	20.606560	20.00%	0
2019	12.527824	17.172217	37.07%	0
2018	12.685729	12.527824	-1.24%	0
2017	10.083851	12.685729	25.80%	0
2016	9.701430	10.083851	3.94%	0
2015*	10.000000	9.701430	-2.99%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.277498	32.77%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.588941	35.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.962531	14.746168	5.61%	0
2019	12.854502	13.962531	8.62%	0
2018	13.211741	12.854502	-2.70%	0
2017	12.704353	13.211741	3.99%	0
2016	12.220458	12.704353	3.96%	0
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	0
2013	12.168491	11.880123	-2.37%	0
2012	11.348781	12.168491	7.22%	1,472
2011	10.963809	11.348781	3.51%	9,957
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.916324	25.821672	3.63%	0
2019	22.223958	24.916324	12.11%	0
2018	24.348948	22.223958	-8.73%	0
2017	22.625269	24.348948	7.62%	0
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.617665	11.244704	-3.21%	0
2019	9.252237	11.617665	25.57%	0
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.958969	23.491407	12.08%	0
2019	17.212001	20.958969	21.77%	0
2018	18.885589	17.212001	-8.86%	0
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	674
2011	11.279557	10.976031	-2.69%	720

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.885337	19.076098	48.05%	0
2019	9.877822	12.885337	30.45%	0
2018	12.072433	9.877822	-18.18%	0
2017	9.792425	12.072433	23.28%	0
2016	10.224146	9.792425	-4.22%	0
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	3,129
2012	8.021231	9.098988	13.44%	8,797
2011	9.037755	8.021231	-11.25%	13,096
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.767008	20.640261	9.98%	0
2019	15.822616	18.767008	18.61%	0
2018	16.958699	15.822616	-6.70%	0
2017	14.913334	16.958699	13.72%	0
2016	13.932083	14.913334	7.04%	0
2015	14.049200	13.932083	-0.83%	0
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	24,415
2012	9.905519	11.255546	13.63%	24,920
2011	9.993847	9.905519	-0.88%	21,597
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.733282	12.582815	7.24%	0
2019	10.963463	11.733282	7.02%	0
2018	11.286691	10.963463	-2.86%	0
2017	11.135357	11.286691	1.36%	0
2016	11.046140	11.135357	0.81%	0
2015	11.274673	11.046140	-2.03%	0
2014	10.936849	11.274673	3.09%	257
2013	11.431553	10.936849	-4.33%	4,826
2012	11.090766	11.431553	3.07%	4,242
2011	10.682066	11.090766	3.83%	785
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.158395	29.548258	27.59%	0
2019	17.497414	23.158395	32.35%	0
2018	19.673801	17.497414	-11.06%	0
2017	15.296414	19.673801	28.62%	0
2016	15.546905	15.296414	-1.61%	0
2015	14.859628	15.546905	4.63%	0
2014	14.859259	14.859628	0.00%	278
2013	11.762560	14.859259	26.33%	2,448
2012	9.811580	11.762560	19.88%	3,243
2011	11.016702	9.811580	-10.94%	5,603

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.913830	37.064695	48.77%	300
2019	19.472884	24.913830	27.94%	300
2018	19.962916	19.472884	-2.45%	300
2017	15.906207	19.962916	25.50%	300
2016	14.850890	15.906207	7.11%	300
2015	14.209820	14.850890	4.51%	300
2014	13.390128	14.209820	6.12%	596
2013	10.520324	13.390128	27.28%	1,596
2012	9.125578	10.520324	15.28%	3,320
2011	9.749596	9.125578	-6.40%	2,087
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.929193	22.129910	11.04%	0
2019	16.149392	19.929193	23.41%	0
2018	16.814519	16.149392	-3.96%	0
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	4,422
2012	7.981188	9.174469	14.95%	5,682
2011	8.313029	7.981188	-3.99%	4,288
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.106016	16.458231	2.19%	0
2019	15.023749	16.106016	7.20%	0
2018	15.668083	15.023749	-4.11%	0
2017	15.004468	15.668083	4.42%	0
2016	14.062748	15.004468	6.70%	0
2015	14.746764	14.062748	-4.64%	0
2014	14.455656	14.746764	2.01%	0
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	1,040
2011	13.031001	13.506993	3.65%	7,198
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.760327	36.485462	8.07%	0
2019	26.645864	33.760327	26.70%	0
2018	27.212555	26.645864	-2.08%	0
2017	23.044474	27.212555	18.09%	0
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	2,243
2012	13.545453	15.142923	11.79%	6,490
2011	13.741266	13.545453	-1.42%	7,643

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.405820	33.902617	1.49%	0
2019	26.784636	33.405820	24.72%	0
2018	29.477479	26.784636	-9.14%	0
2017	25.504808	29.477479	15.58%	0
2016	22.089138	25.504808	15.46%	0
2015	24.061860	22.089138	-8.20%	0
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	531
2012	14.590393	16.930563	16.04%	2,157
2011	15.245979	14.590393	-4.30%	6,152
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.044939	12.423932	12.49%	0
2019	9.784987	11.044939	12.88%	0
2018	10.887679	9.784987	-10.13%	0
2017	9.361049	10.887679	16.31%	0
2016	9.256799	9.361049	1.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.997855	17.682992	10.53%	0
2019	13.142161	15.997855	21.73%	0
2018	14.995855	13.142161	-12.36%	0
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.356659	15.462973	7.71%	0
2019	12.583824	14.356659	14.09%	0
2018	13.667802	12.583824	-7.93%	0
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	931

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.461275	16.924006	9.46%	0
2019	13.094312	15.461275	18.08%	0
2018	14.520578	13.094312	-9.82%	0
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	1,568
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	1,006
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.573795	13.285016	5.66%	0
2019	11.569699	12.573795	8.68%	0
2018	12.098134	11.569699	-4.37%	0
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	3,485
2011	10.521626	10.478460	-0.41%	4,324
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.144231	12.526887	3.15%	0
2019	10.862112	12.144231	11.80%	0
2018	11.896590	10.862112	-8.70%	0
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.633881	13.319538	5.43%	0
2019	11.147089	12.633881	13.34%	0
2018	12.216704	11.147089	-8.76%	0
2017	10.561046	12.216704	15.68%	0
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.957610	16.258524	8.70%	0
2019	12.892479	14.957610	16.02%	0
2018	14.131604	12.892479	-8.77%	0
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	6,983
2012	9.458397	10.436655	10.34%	9,884
2011	9.861439	9.458397	-4.09%	4,445
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.715446	17.324637	10.24%	0
2019	13.092817	15.715446	20.03%	0
2018	14.734467	13.092817	-11.14%	0
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	1,045
2011	9.420558	8.819139	-6.38%	1,046
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.852834	14.835331	7.09%	0
2019	12.341675	13.852834	12.24%	0
2018	13.197817	12.341675	-6.49%	0
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	16,139
2012	10.023566	10.831315	8.06%	139,956
2011	10.234577	10.023566	-2.06%	141,853
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.916565	15.406803	3.29%	0
2019	13.503815	14.916565	10.46%	0
2018	16.312102	13.503815	-17.22%	0
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	2,382
2012	11.565412	13.578670	17.41%	9,591
2011	13.448274	11.565412	-14.00%	7,551
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.738116	17.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.747025	13.365319	4.85%	0
2019	11.942017	12.747025	6.74%	0
2018	12.246366	11.942017	-2.49%	0
2017	11.969939	12.246366	2.31%	0
2016	11.607737	11.969939	3.12%	0
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	3,213
2012	11.436873	12.070883	5.54%	11,465
2011	10.962081	11.436873	4.33%	9,906
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.595917	14.558169	7.08%	1,302
2019	12.633130	13.595917	7.62%	1,302
2018	13.055746	12.633130	-3.24%	1,302
2017	12.811782	13.055746	1.90%	1,302
2016	12.624814	12.811782	1.48%	1,302
2015	12.923071	12.624814	-2.31%	1,302
2014	12.547427	12.923071	2.99%	1,526
2013	13.044692	12.547427	-3.81%	255
2012	12.401645	13.044692	5.19%	1,273
2011	11.908183	12.401645	4.14%	1,362
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.530057	10.727480	1.87%	0
2019	10.060491	10.530057	4.67%	0
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.391851	38.162354	10.96%	0
2019	28.551089	34.391851	20.46%	0
2018	35.312041	28.551089	-19.15%	0
2017	25.461436	35.312041	38.69%	0
2016	24.122786	25.461436	5.55%	0
2015	29.325680	24.122786	-17.74%	0
2014	31.678628	29.325680	-7.43%	0
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.480985	24.445370	4.11%	0
2019	20.839461	23.480985	12.68%	0
2018	21.879756	20.839461	-4.75%	0
2017	20.869521	21.879756	4.84%	0
2016	18.615655	20.869521	12.11%	0
2015	19.464422	18.615655	-4.36%	0
2014	19.328266	19.464422	0.70%	0
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	25

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.433191	12.952086	4.17%	0
2019	11.914033	12.433191	4.36%	0
2018	12.139454	11.914033	-1.86%	0
2017	12.108969	12.139454	0.25%	0
2016	12.239542	12.108969	-1.07%	0
2015	12.477473	12.239542	-1.91%	0
2014	12.150998	12.477473	2.69%	232
2013	12.896769	12.150998	-5.78%	3,434
2012	12.744186	12.896769	1.20%	67,737
2011	12.099304	12.744186	5.33%	70,884
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.871680	8.733202	-1.56%	178
2019	8.876176	8.871680	-0.05%	178
2018	8.915789	8.876176	-0.44%	178
2017	9.040660	8.915789	-1.38%	178
2016	9.205216	9.040660	-1.79%	178
2015	9.373944	9.205216	-1.80%	178
2014	9.545767	9.373944	-1.80%	362
2013	9.720735	9.545767	-1.80%	10,023
2012	9.899405	9.720735	-1.80%	75,963
2011	10.080348	9.899405	-1.80%	68,448
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.892559	10.461052	5.75%	0
2019	8.471607	9.892559	16.77%	0
2018	10.126828	8.471607	-16.34%	0
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	311
2011	7.676060	6.784317	-11.62%	277
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.043466	11.617596	5.20%	0
2019	9.278618	11.043466	19.02%	0
2018	11.004233	9.278618	-15.68%	0
2017	9.003411	11.004233	22.22%	0
2016	9.120290	9.003411	-1.28%	0
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.961142	34.300572	10.79%	0
2019	25.481350	30.961142	21.51%	0
2018	28.472311	25.481350	-10.50%	0
2017	24.480921	28.472311	16.30%	0
2016	22.772343	24.480921	7.50%	0
2015	23.423588	22.772343	-2.78%	0
2014	22.720264	23.423588	3.10%	0
2013	18.182340	22.720264	24.96%	0
2012	15.975717	18.182340	13.81%	92
2011	16.933712	15.975717	-5.66%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.842616	19.169589	7.44%	0
2019	15.752948	17.842616	13.27%	0
2018	16.861001	15.752948	-6.57%	0
2017	15.449516	16.861001	9.14%	0
2016	14.799176	15.449516	4.39%	0
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.735849	23.824654	9.61%	0
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	2,761
2012	12.904880	14.224401	10.22%	6,036
2011	13.265048	12.904880	-2.72%	6,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.744791	15.451717	4.79%	0
2019	13.708248	14.744791	7.56%	0
2018	14.217303	13.708248	-3.58%	0
2017	13.698722	14.217303	3.79%	0
2016	13.378693	13.698722	2.39%	0
2015	13.587950	13.378693	-1.54%	0
2014	13.318874	13.587950	2.02%	0
2013	12.937881	13.318874	2.94%	1,249
2012	12.527245	12.937881	3.28%	4,342
2011	12.393105	12.527245	1.08%	4,991

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.141122	12.466281	2.68%	0
2019	10.941450	12.141122	10.96%	0
2018	11.807374	10.941450	-7.33%	0
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.713068	13.274242	4.41%	0
2019	11.233201	12.713068	13.17%	0
2018	12.177545	11.233201	-7.75%	0
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.869302	24.780848	8.36%	0
2019	19.778720	22.869302	15.63%	0
2018	21.356379	19.778720	-7.39%	0
2017	19.257328	21.356379	10.90%	0
2016	18.302010	19.257328	5.22%	0
2015	18.700084	18.302010	-2.13%	0
2014	18.104816	18.700084	3.29%	0
2013	15.808117	18.104816	14.53%	1,461
2012	14.527801	15.808117	8.81%	51,323
2011	14.799515	14.527801	-1.84%	59,274
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.664344	30.515698	10.31%	0
2019	23.123863	27.664344	19.64%	0
2018	25.522175	23.123863	-9.40%	0
2017	22.273646	25.522175	14.58%	0
2016	20.907507	22.273646	6.53%	0
2015	21.447290	20.907507	-2.52%	0
2014	20.808912	21.447290	3.07%	0
2013	17.315454	20.808912	20.18%	7,339
2012	15.500648	17.315454	11.71%	29,459
2011	16.127159	15.500648	-3.88%	46,031

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.669960	19.901954	6.60%	0
2019	16.753283	18.669960	11.44%	0
2018	17.723504	16.753283	-5.47%	0
2017	16.525257	17.723504	7.25%	0
2016	15.919441	16.525257	3.81%	0
2015	16.216208	15.919441	-1.83%	0
2014	15.766218	16.216208	2.85%	0
2013	14.530234	15.766218	8.51%	2,280
2012	13.696059	14.530234	6.09%	3,641
2011	13.664709	13.696059	0.23%	7,788
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.438107	10.980528	5.20%	0
2019*	10.000000	10.438107	4.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.737929	12.206524	13.68%	0
2019*	10.000000	10.737929	7.38%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.966836	28.024947	27.58%	0
2019	17.178367	21.966836	27.87%	0
2018	18.101566	17.178367	-5.10%	0
2017	14.191906	18.101566	27.55%	0
2016	14.169339	14.191906	0.16%	0
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	1,289
2012	8.592706	9.799546	14.04%	4,334
2011	9.042175	8.592706	-4.97%	12,651
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.796492	13.457322	5.16%	0
2019	10.953211	12.796492	16.83%	0
2018	11.720081	10.953211	-6.54%	0
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.724636	15.469059	5.06%	0
2019	12.292316	14.724636	19.79%	0
2018	12.849790	12.292316	-4.34%	0
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.058111	43.133788	16.39%	0
2019	27.478699	37.058111	34.86%	0
2018	28.423199	27.478699	-3.32%	0
2017	22.777133	28.423199	24.79%	0
2016	22.447233	22.777133	1.47%	0
2015	21.807049	22.447233	2.94%	0
2014	20.455327	21.807049	6.61%	194
2013	15.284154	20.455327	33.83%	1,379
2012	13.143632	15.284154	16.29%	10,628
2011	13.726542	13.143632	-4.25%	19,901
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.589172	28.465716	-0.43%	0
2019	22.981168	28.589172	24.40%	0
2018	25.853278	22.981168	-11.11%	0
2017	24.277290	25.853278	6.49%	0
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	193
2013	15.280576	19.758272	29.30%	2,980
2012	13.597116	15.280576	12.38%	6,579
2011	13.778810	13.597116	-1.32%	9,015
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.785621	17.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.264051	50.278839	11.08%	0
2019	36.683762	45.264051	23.39%	0
2018	42.159701	36.683762	-12.99%	0
2017	37.079358	42.159701	13.70%	0
2016	31.388512	37.079358	18.13%	0
2015	32.794989	31.388512	-4.29%	0
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	64
2012	20.250791	23.360061	15.35%	439
2011	21.159631	20.250791	-4.30%	1,211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.529144	20.899577	-2.92%	0
2019	17.702399	21.529144	21.62%	0
2018	20.759846	17.702399	-14.73%	0
2017	18.569436	20.759846	11.80%	0
2016	16.079785	18.569436	15.48%	0
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	1,267
2012	9.639322	11.012612	14.25%	7,119
2011	10.048939	9.639322	-4.08%	11,952

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.416182	46.109935	37.99%	0
2019	25.136176	33.416182	32.94%	0
2018	27.891316	25.136176	-9.88%	0
2017	22.785227	27.891316	22.41%	0
2016	21.471510	22.785227	6.12%	0
2015	21.749917	21.471510	-1.28%	0
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	449
2012	13.759512	15.280298	11.05%	727
2011	14.132927	13.759512	-2.64%	1,751
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.618705	38.770615	3.06%	0
2019	32.275571	37.618705	16.55%	0
2018	39.662268	32.275571	-18.62%	0
2017	37.136550	39.662268	6.80%	0
2016	30.104323	37.136550	23.36%	0
2015	32.713688	30.104323	-7.98%	0
2014	31.202424	32.713688	4.84%	0
2013	22.691833	31.202424	37.51%	63
2012	19.208436	22.691833	18.13%	65
2011	20.688034	19.208436	-7.15%	1,052
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.152336	47.043084	20.15%	0
2019	31.805962	39.152336	23.10%	0
2018	37.161708	31.805962	-14.41%	0
2017	33.428583	37.161708	11.17%	0
2016	27.777485	33.428583	20.34%	0
2015	28.833128	27.777485	-3.66%	0
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
2011	20.212173	18.697175	-7.50%	612
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.786584	22.034253	11.36%	0
2019	15.730962	19.786584	25.78%	0
2018	16.865530	15.730962	-6.73%	0
2017	13.765398	16.865530	22.52%	0
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	3,063
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.588120	22.914069	11.30%	0
2019	16.633123	20.588120	23.78%	0
2018	17.997105	16.633123	-7.58%	0
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	5,046
2012	9.066692	9.916587	9.37%	9,928
2011	9.544246	9.066692	-5.00%	12,356
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.805169	15.562332	-7.40%	0
2019	13.119037	16.805169	28.10%	0
2018	13.925887	13.119037	-5.79%	0
2017	13.359676	13.925887	4.24%	0
2016	12.692848	13.359676	5.25%	0
2015	13.701058	12.692848	-7.36%	0
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	495
2012	9.477882	10.757084	13.50%	2,856
2011	9.093061	9.477882	4.23%	7,069
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.058297	23.213475	15.73%	0
2019	15.611411	20.058297	28.48%	0
2018	16.713738	15.611411	-6.60%	0
2017	14.039385	16.713738	19.05%	0
2016	12.833474	14.039385	9.40%	0
2015	12.946640	12.833474	-0.87%	0
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.136915	10.236356	0.98%	0
2019	9.917375	10.136915	2.21%	0
2018	10.017986	9.917375	-1.00%	0
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	392
2013	10.509297	10.331000	-1.70%	434
2012	10.338148	10.509297	1.66%	623
2011	10.392235	10.338148	-0.52%	5,934

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.080887	20.013853	17.17%	0
2019	13.919605	17.080887	22.71%	0
2018	15.990104	13.919605	-12.95%	0
2017	14.260108	15.990104	12.13%	0
2016	12.013426	14.260108	18.70%	0
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.944380	34.586789	57.61%	0
2019	16.330681	21.944380	34.38%	0
2018	17.892890	16.330681	-8.73%	0
2017	14.287537	17.892890	25.23%	0
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	0
2013	10.111494	13.762966	36.11%	1,562
2012	8.981908	10.111494	12.58%	7,788
2011	9.572291	8.981908	-6.17%	15,646
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	42.664265	58.533793	37.20%	0
2019	32.794269	42.664265	30.10%	0
2018	35.743056	32.794269	-8.25%	0
2017	29.219140	35.743056	22.33%	0
2016	28.564487	29.219140	2.29%	0
2015	28.801587	28.564487	-0.82%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.846932	10.004046	1.60%	1,081
2019	9.670872	9.846932	1.82%	1,081
2018	9.749573	9.670872	-0.81%	1,081
2017	9.840098	9.749573	-0.92%	1,081
2016	9.899264	9.840098	-0.60%	1,081
2015	10.062229	9.899264	-1.62%	1,081
2014	10.184536	10.062229	-1.20%	1,081
2013	10.307634	10.184536	-1.19%	2,932
2012	10.034926	10.307634	2.72%	10,717
2011	10.188937	10.034926	-1.51%	10,654

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	33.244749	39.032796	17.41%	0
2019	26.892822	33.244749	23.62%	0
2018	29.052132	26.892822	-7.43%	0
2017	24.979462	29.052132	16.30%	0
2016	23.152711	24.979462	7.89%	0
2015	23.686915	23.152711	-2.26%	0
2014	21.852392	23.686915	8.40%	0
2013	16.171660	21.852392	35.13%	0
2012	14.839478	16.171660	8.98%	2,087
2011	15.591222	14.839478	-4.82%	3,970
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.517301	12.204389	5.97%	0
2019	10.495812	11.517301	9.73%	0
2018	11.305064	10.495812	-7.16%	0
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.986182	11.498286	4.66%	0
2019	9.757791	10.986182	12.59%	0
2018	10.441497	9.757791	-6.55%	0
2017	9.685138	10.441497	7.81%	0
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.461093	12.454804	8.67%	0
2019	10.916043	11.461093	4.99%	0
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.004618	11.118804	1.04%	0
2019	10.783224	11.004618	2.05%	0
2018	10.955988	10.783224	-1.58%	0
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	0
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	2,006
2012	11.181746	11.611314	3.84%	4,806
2011	11.272539	11.181746	-0.81%	5,419
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.171867	10.202569	0.30%	0
2019	10.086363	10.171867	0.85%	0
2018	10.127724	10.086363	-0.41%	0
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.177377	11.912573	6.58%	0
2019	10.515040	11.177377	6.30%	0
2018	10.777277	10.515040	-2.43%	0
2017	10.469937	10.777277	2.94%	0
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	1,053
2012	9.970403	10.720627	7.52%	1,019
2011*	10.000000	9.970403	-0.30%	823
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.904376	24.388176	36.21%	0
2019	13.333455	17.904376	34.28%	0
2018	13.263587	13.333455	0.53%	0
2017	10.317463	13.263587	28.55%	0
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.845089	21.844976	10.08%	0
2019	16.147283	19.845089	22.90%	0
2018	20.331112	16.147283	-20.58%	0
2017	16.355298	20.331112	24.31%	0
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.458356	34.58%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.917736	13.421243	3.90%	0
2019	10.087430	12.917736	28.06%	0
2018	11.226376	10.087430	-10.15%	0
2017*	10.000000	11.226376	12.26%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.272859	53.662262	26.94%	0
2019	33.466303	42.272859	26.31%	0
2018	33.793616	33.466303	-0.97%	0
2017	27.030101	33.793616	25.02%	0
2016	30.827671	27.030101	-12.32%	0
2015	27.912004	30.827671	10.45%	0
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	1,719
2012	11.392176	14.654528	28.64%	5,415
2011	10.509110	11.392176	8.40%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.606623	6.542297	16.69%	0
2019	5.118416	5.606623	9.54%	0
2018	7.282798	5.118416	-29.72%	0
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.763203	6.741113	16.97%	0
2019	5.246166	5.763203	9.86%	0
2018	7.449469	5.246166	-29.58%	0
2017	7.716662	7.449469	-3.46%	0
2016	5.467732	7.716662	41.13%	0
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.757934	10.400545	-3.32%	0
2019*	10.000000	10.757934	7.58%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.493737	53.447007	54.95%	0
2019	28.139262	34.493737	22.58%	0
2018	28.287779	28.139262	-0.53%	0
2017	22.886613	28.287779	23.60%	0
2016	21.629384	22.886613	5.81%	0
2015	22.679656	21.629384	-4.63%	0
2014	23.537434	22.679656	-3.64%	0
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	93

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.894632	13.271261	2.92%	0
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	33.045735	33.236347	0.58%	0
2019	27.237420	33.045735	21.32%	0
2018	29.476648	27.237420	-7.60%	0
2017	25.321436	29.476648	16.41%	0
2016	23.226144	25.321436	9.02%	0
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	0
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.874802	41.343505	1.15%	0
2019	34.732603	40.874802	17.68%	0
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	41
2012	19.807956	23.031215	16.27%	79
2011	22.084830	19.807956	-10.31%	131
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.279058	14.278716	7.53%	0
2019	12.423356	13.279058	6.89%	0
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	4,543
2013	14.329952	12.872186	-10.17%	4,543
2012	13.596485	14.329952	5.39%	5,473
2011	12.396085	13.596485	9.68%	15,061

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.403795	34.351471	9.39%	0
2019	25.855443	31.403795	21.46%	0
2018	28.387690	25.855443	-8.92%	0
2017	24.041349	28.387690	18.08%	0
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.930890	30.695622	-0.76%	0
2019	24.430609	30.930890	26.61%	0
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	1,333
2013	15.444726	19.691725	27.50%	6,939
2012	13.539412	15.444726	14.07%	8,135
2011	13.911364	13.539412	-2.67%	4,072
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.134090	32.791151	-1.04%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.487279	12.065381	5.03%	0
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.377379	11.055553	6.54%	0
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.407902	14.646232	1.65%	0
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	0
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	216
2011	12.956952	12.254789	-5.42%	10,222
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	0
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.934517	49.880630	8.59%	0
2019	38.294076	45.934517	19.95%	0
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	647
2012	20.289105	23.047568	13.60%	929
2011	20.555092	20.289105	-1.29%	966
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.766390	42.478343	15.54%	0
2019	28.629213	36.766390	28.42%	0
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	1,390
2013	16.582303	21.435938	29.27%	1,312
2012	14.631439	16.582303	13.33%	1,227
2011	14.668947	14.631439	-0.26%	2,820

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.819843	39.744228	21.10%	0
2019	24.626540	32.819843	33.27%	0
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	291
2014	20.294866	21.478467	5.83%	1,028
2013	17.113277	20.294866	18.59%	3,056
2012	15.831612	17.113277	8.10%	3,098
2011	14.833045	15.831612	6.73%	4,044
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	24.189839	28.390474	17.37%	0
2019	20.286059	24.189839	19.24%	0
2018	25.610481	20.286059	-20.79%	0
2017	20.978955	25.610481	22.08%	0
2016	18.300704	20.978955	14.63%	0
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	0
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.730056	16.063083	-3.99%	0
2019	13.345931	16.730056	25.36%	0
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.769960	10.782046	0.11%	0
2019	10.247554	10.769960	5.10%	0
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.634551	10.511574	-1.16%	0
2019	9.035522	10.634551	17.70%	0
2018*	10.000000	9.035522	-9.64%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	14.007564	14.829082	5.86%	0
2019	13.072883	14.007564	7.15%	0
2018	13.425843	13.072883	-2.63%	0
2017	13.183886	13.425843	1.84%	0
2016	12.973504	13.183886	1.62%	0
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	93
2013	13.214717	13.067579	-1.11%	1,431
2012	12.302288	13.214717	7.42%	372
2011	12.288936	12.302288	0.11%	7,858
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	0
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.461650	19.236507	10.16%	0
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	284
2014	14.324972	14.652051	2.28%	288
2013	12.893469	14.324972	11.10%	1,759
2012	11.773339	12.893469	9.51%	1,773
2011	12.046245	11.773339	-2.27%	5,335
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.076708	21.480240	12.60%	0
2019	16.213216	19.076708	17.66%	0
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	20,176
2012	11.749070	13.038437	10.97%	20,348
2011	12.120556	11.749070	-3.06%	2,030

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.043978	24.092366	14.49%	0
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	0
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.921906	53.586992	27.83%	0
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.788366	8.424251	-34.13%	0
2019	11.863848	12.788366	7.79%	0
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	317
2013	15.834717	19.294532	21.85%	1,423
2012	15.404595	15.834717	2.79%	1,423
2011	16.555210	15.404595	-6.95%	2,731
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.758983	31.089609	4.47%	0
2019	23.853768	29.758983	24.76%	0
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	897
2014	20.786507	22.131963	6.47%	3,548
2013	16.567748	20.786507	25.46%	11,708
2012	14.421183	16.567748	14.88%	12,959
2011	14.596869	14.421183	-1.20%	11,258

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	0
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.924548	59.069975	40.90%	0
2019	31.882183	41.924548	31.50%	0
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	122
2014	21.851505	23.809250	8.96%	806
2013	16.369918	21.851505	33.49%	2,701
2012	14.579335	16.369918	12.28%	3,104
2011	14.858393	14.579335	-1.88%	8,826
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.368136	15.394615	7.14%	0
2019	13.380594	14.368136	7.38%	0
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	3,436
2014	13.013706	13.490516	3.66%	8,804
2013	13.538964	13.013706	-3.88%	14,286
2012	13.062768	13.538964	3.65%	14,393
2011	12.433559	13.062768	5.06%	22,398
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.971957	52.026695	15.69%	0
2019	37.199566	44.971957	20.89%	0
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	1,150
2014	34.053791	35.439781	4.07%	2,731
2013	25.535746	34.053791	33.36%	11,828
2012	22.710878	25.535746	12.44%	12,463
2011	25.955059	22.710878	-12.50%	14,498

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.504231	30.002741	13.20%	0
2019	21.179267	26.504231	25.14%	0
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.431859	12.288016	-8.52%	0
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	37.908676	40.191404	6.02%	0
2019	28.801934	37.908676	31.62%	0
2018	35.572755	28.801934	-19.03%	0
2017	30.432943	35.572755	16.89%	0
2016	28.374140	30.432943	7.26%	0
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	695
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	0
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	5,076
2013	9.948307	12.085384	21.48%	5,077
2012	8.788696	9.948307	13.19%	5,080
2011	9.094250	8.788696	-3.36%	5,293

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.197363	16.996287	-1.17%	0
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	3,659
2013	12.736606	14.243831	11.83%	5,932
2012	11.519704	12.736606	10.56%	6,051
2011	11.463051	11.519704	0.49%	10,642
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	36.408056	41.441371	13.82%	0
2019	28.703614	36.408056	26.84%	0
2018	30.811433	28.703614	-6.84%	0
2017	26.037409	30.811433	18.34%	0
2016	22.859555	26.037409	13.90%	0
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	708
2013	17.795419	22.651933	27.29%	708
2012	16.194475	17.795419	9.89%	709
2011	15.565291	16.194475	4.04%	2,401
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.628804	42.978754	3.24%	0
2019	33.568690	41.628804	24.01%	0
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	373
2014	31.526727	31.120067	-1.29%	1,437
2013	23.576811	31.526727	33.72%	3,623
2012	20.291086	23.576811	16.19%	4,683
2011	21.480554	20.291086	-5.54%	4,912
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.996096	13.797411	15.02%	0
2019	9.646800	11.996096	24.35%	0
2018	11.673626	9.646800	-17.36%	0
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	0
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.206428	20.573033	-2.99%	0
2019	19.200498	21.206428	10.45%	0
2018	23.137498	19.200498	-17.02%	0
2017	20.200245	23.137498	14.54%	0
2016	19.202150	20.200245	5.20%	0
2015	20.922657	19.202150	-8.22%	1,081
2014	23.987403	20.922657	-12.78%	2,728
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.236796	8.587088	-7.03%	0
2019	9.225201	9.236796	0.13%	0
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.557069	12.831742	2.19%	0
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.675156	10.197752	5.40%	0
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.694272	31.629405	39.37%	0
2019	16.948285	22.694272	33.90%	0
2018	17.968655	16.948285	-5.68%	0
2017	14.411286	17.968655	24.68%	0
2016	14.391896	14.411286	0.13%	0
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.607752	46.08%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.876703	52.338283	24.98%	0
2019	32.456880	41.876703	29.02%	0
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.541857	10.656392	1.09%	0
2019	9.710614	10.541857	8.56%	0
2018	10.365188	9.710614	-6.32%	0
2017	9.958849	10.365188	4.08%	0
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.265147	37.120649	11.59%	0
2019	25.726942	33.265147	29.30%	0
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	265
2014	20.798334	22.536709	8.36%	2,049
2013	16.121711	20.798334	29.01%	6,950
2012	14.086578	16.121711	14.45%	7,595
2011	14.396821	14.086578	-2.15%	4,883

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.992767	17.100179	6.92%	0
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.194599	51.894603	17.42%	0
2019	35.698314	44.194599	23.80%	0
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	296
2012	19.555273	22.584078	15.49%	350
2011	20.409488	19.555273	-4.19%	393
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	0
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.988706	18.988486	11.77%	0
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	91
2011	12.605139	11.480811	-8.92%	3,722

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.428346	13.974378	4.07%	0
2019	12.304246	13.428346	9.14%	0
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	18,354
2012*	10.000000	10.775009	7.75%	23,490
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.577858	31.557092	46.25%	0
2019	15.937623	21.577858	35.39%	0
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	31.241267	34.965273	11.92%	0
2019	26.031869	31.241267	20.01%	0
2018	26.411377	26.031869	-1.44%	0
2017	22.777047	26.411377	15.96%	0
2016	22.243452	22.777047	2.40%	0
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.311503	11.158287	8.21%	0
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	53.384574	72.850905	36.46%	0
2019	39.744103	53.384574	34.32%	0
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	826
2013	20.752441	26.659761	28.47%	2,439
2012	17.071424	20.752441	21.56%	2,548
2011	18.689987	17.071424	-8.66%	2,484
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.523572	48.116425	47.94%	0
2019	22.881168	32.523572	42.14%	0
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	185
2012*	10.000000	9.922620	-0.77%	69
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.810648	35.085892	13.88%	0
2019	24.774791	30.810648	24.36%	0
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	302
2013	29.211587	32.765980	12.17%	692
2012	26.297382	29.211587	11.08%	709
2011	39.597895	26.297382	-33.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.928199	9.620224	-3.10%	0
2019	8.562009	9.928199	15.96%	0
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	0
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.813704	31.170321	42.89%	0
2019	15.731553	21.813704	38.66%	0
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	1,310
2012*	10.000000	10.189999	1.90%	1,552
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.255815	37.744084	1.31%	0
2019	29.309829	37.255815	27.11%	0
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	2,159
2013	18.503779	24.626427	33.09%	4,551
2012	16.269377	18.503779	13.73%	5,135
2011	16.653081	16.269377	-2.30%	4,840
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.817494	12.263156	13.36%	0
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	0
2019	17.136775	21.134595	23.33%	0
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	777
2012	10.325388	11.748430	13.78%	772
2011	10.709979	10.325388	-3.59%	149
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.130631	20.546197	19.94%	0
2019	12.503851	17.130631	37.00%	0
2018	12.667937	12.503851	-1.30%	0
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.272998	32.73%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.584344	35.84%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.844550	14.614126	5.56%	0
2019	12.752377	13.844550	8.56%	0
2018	13.113488	12.752377	-2.75%	0
2017	12.616279	13.113488	3.94%	0
2016	12.141894	12.616279	3.91%	0
2015	12.474581	12.141894	-2.67%	1,050
2014	11.815778	12.474581	5.58%	1,382
2013	12.108751	11.815778	-2.42%	1,445
2012	11.298831	12.108751	7.17%	12,218
2011	10.921086	11.298831	3.46%	13,547
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.701557	25.586067	3.58%	0
2019	22.043621	24.701557	12.06%	0
2018	24.163726	22.043621	-8.77%	0
2017	22.464555	24.163726	7.56%	0
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.590066	11.212283	-3.26%	0
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.861372	23.370121	12.03%	0
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	257
2012	10.969534	13.202155	20.35%	177
2011	11.278617	10.969534	-2.74%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.808974	18.953396	47.97%	0
2019	9.824290	12.808974	30.38%	0
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	923
2013	9.077393	10.787388	18.84%	4,765
2012	8.006280	9.077393	13.38%	5,930
2011	9.025504	8.006280	-11.29%	6,258
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	0
2019	15.720851	18.636808	18.55%	0
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	12,053
2014	13.573557	13.987301	3.05%	67,963
2013	11.217368	13.573557	21.00%	107,021
2012	9.876964	11.217368	13.57%	113,282
2011	9.970101	9.876964	-0.93%	106,933
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	0
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	7,646
2014	10.894232	11.225029	3.04%	32,276
2013	11.392820	10.894232	-4.38%	39,496
2012	11.058827	11.392820	3.02%	41,643
2011	10.656705	11.058827	3.77%	50,361
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	0
2019	17.384889	22.997756	32.29%	0
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	1,227
2014	14.801329	14.794166	-0.05%	3,044
2013	11.722659	14.801329	26.26%	3,225
2012	9.783291	11.722659	19.82%	3,456
2011	10.990536	9.783291	-10.98%	3,748

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	0
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	1,542
2014	13.337885	14.147165	6.07%	8,273
2013	10.484616	13.337885	27.21%	11,835
2012	9.099247	10.484616	15.23%	12,508
2011	9.726409	9.099247	-6.45%	13,338
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	0
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	4,735
2014	11.939049	12.916650	8.19%	17,558
2013	9.148015	11.939049	30.51%	26,057
2012	7.962252	9.148015	14.89%	37,839
2011	8.297526	7.962252	-4.04%	53,209
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.968183	16.309082	2.13%	0
2019	14.902751	15.968183	7.15%	0
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	2,418
2014	14.375806	14.657831	1.96%	8,233
2013	14.813348	14.375806	-2.95%	27,925
2012	13.446101	14.813348	10.17%	25,010
2011	12.978836	13.446101	3.60%	8,665
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.471410	36.154805	8.02%	0
2019	26.431286	33.471410	26.64%	0
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	634
2013	15.066929	19.341629	28.37%	2,288
2012	13.484355	15.066929	11.74%	2,670
2011	13.686234	13.484355	-1.48%	3,542

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.119879	33.595297	1.44%	0
2019	26.568896	33.119879	24.66%	0
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	647
2014	22.370662	23.916739	6.91%	1,877
2013	16.845598	22.370662	32.80%	3,462
2012	14.524582	16.845598	15.98%	3,963
2011	15.184938	14.524582	-4.35%	4,967
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.019816	12.389365	12.43%	0
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	0
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	4,185
2011	9.061628	8.326964	-8.11%	4,188
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	0
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	5,640
2013	10.613196	11.943715	12.54%	12,063
2012	9.736744	10.613196	9.00%	14,803
2011	10.055121	9.736744	-3.17%	7,606

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	0
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	33,659
2013	10.189136	12.125412	19.00%	37,438
2012	9.135318	10.189136	11.54%	39,037
2011	9.639496	9.135318	-5.23%	39,085
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	0
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	1,272
2014	11.364802	11.526726	1.42%	1,812
2013	11.034695	11.364802	2.99%	1,892
2012	10.458904	11.034695	5.51%	1,810
2011	10.507326	10.458904	-0.46%	5,365
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.103036	12.478048	3.10%	0
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.591065	13.267638	5.37%	0
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	0
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	399
2014	12.038799	12.356083	2.64%	1,574
2013	10.411868	12.038799	15.63%	10,326
2012	9.440750	10.411868	10.29%	22,232
2011	9.848044	9.440750	-4.14%	23,483
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	0
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	5,690
2012	8.802675	9.899609	12.46%	5,738
2011	9.407764	8.802675	-6.43%	5,795
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	0
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	1,028
2011	10.220701	10.004897	-2.11%	4,776
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	0
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	637
2014	15.975750	14.402673	-9.85%	2,993
2013	13.553328	15.975750	17.87%	5,719
2012	11.549727	13.553328	17.35%	6,759
2011	13.436871	11.549727	-14.04%	6,250
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.671497	13.279364	4.80%	0
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	1,266
2013	12.042223	11.567839	-3.94%	3,308
2012	11.415554	12.042223	5.49%	2,883
2011	10.947201	11.415554	4.28%	1,894
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	0
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	305
2012	12.378536	13.013750	5.13%	1,577
2011	11.892035	12.378536	4.09%	60
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	0
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.097543	37.816509	10.91%	0
2019	28.321181	34.097543	20.40%	0
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.280070	24.223856	4.05%	0
2019	20.671668	23.280070	12.62%	0
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.326849	12.834773	4.12%	0
2019	11.818140	12.326849	4.30%	0
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	2,678
2013	12.832090	12.083894	-5.83%	5,841
2012	12.686748	12.832090	1.15%	5,710
2011	12.050888	12.686748	5.28%	14,875
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.795602	8.653895	-1.61%	0
2019	8.804541	8.795602	-0.10%	0
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	4,526
2014	9.492846	9.317231	-1.85%	66,619
2013	9.671770	9.492846	-1.85%	40,233
2012	9.854573	9.671770	-1.86%	19,000
2011	10.039796	9.854573	-1.84%	32,572
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.833933	10.393766	5.69%	0
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	2,367
2013	7.658091	8.836548	15.39%	460
2012	6.771668	7.658091	13.09%	473
2011	7.665647	6.771668	-11.66%	1,920
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.966868	11.531135	5.15%	0
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	222
2012	7.390148	8.574084	16.02%	247
2011	8.639344	7.390148	-14.46%	257

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.696226	33.989776	10.73%	0
2019	25.276186	30.696226	21.44%	0
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	24,824
2013	18.091136	22.594794	24.89%	42,203
2012	15.903701	18.091136	13.75%	50,283
2011	16.865953	15.903701	-5.71%	99,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	0
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	24,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	0
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	15,794
2013	14.197850	16.651882	17.28%	16,886
2012	12.887370	14.197850	10.17%	18,902
2011	13.253792	12.887370	-2.76%	19,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.618647	15.311725	4.74%	0
2019	13.597890	14.618647	7.51%	0
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	237
2014	13.245320	13.506036	1.97%	1,821
2013	12.872988	13.245320	2.89%	14,265
2012	12.470780	12.872988	3.23%	14,451
2011	12.343508	12.470780	1.03%	18,698

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	0
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	0
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.673595	24.556272	8.30%	0
2019	19.619445	22.673595	15.57%	0
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	7,036
2014	18.004799	18.587309	3.24%	25,627
2013	15.728790	18.004799	14.47%	51,543
2012	14.462282	15.728790	8.76%	57,402
2011	14.740247	14.462282	-1.89%	61,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.427553	30.239078	10.25%	0
2019	22.937623	27.427553	19.57%	0
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	4,563
2014	20.693940	21.317933	3.02%	38,814
2013	17.228554	20.693940	20.11%	96,003
2012	15.430735	17.228554	11.65%	125,949
2011	16.062594	15.430735	-3.93%	188,113

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.510263	19.721663	6.54%	0
2019	16.618448	18.510263	11.38%	0
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	12,484
2013	14.457393	15.679197	8.45%	18,994
2012	13.634356	14.457393	6.04%	16,817
2011	13.610050	13.634356	0.18%	23,174
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	0
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.836773	27.844823	27.51%	0
2019	17.085345	21.836773	27.81%	0
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	5,040
2013	9.776303	12.897708	31.93%	1,888
2012	8.576687	9.776303	13.99%	2,516
2011	9.029911	8.576687	-5.02%	2,886
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.760925	13.413101	5.11%	0
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.683722	15.418224	5.00%	0
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.857364	42.878291	16.34%	0
2019	27.343759	36.857364	34.79%	0
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	832
2014	20.406789	21.744225	6.55%	5,167
2013	15.255643	20.406789	33.77%	7,341
2012	13.125810	15.255643	16.23%	7,540
2011	13.714900	13.125810	-4.30%	14,176
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.434286	28.297067	-0.48%	0
2019	22.868305	28.434286	24.34%	0
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	1,546
2014	19.711374	21.851711	10.86%	3,514
2013	15.252060	19.711374	29.24%	5,972
2012	13.578667	15.252060	12.32%	6,322
2011	13.767110	13.578667	-1.37%	10,918
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.876693	49.823186	11.02%	0
2019	36.388357	44.876693	23.33%	0
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
2013	23.242853	30.352358	30.59%	3,129
2012	20.159477	23.242853	15.29%	3,514
2011	21.074937	20.159477	-4.34%	493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	0
2019	17.606500	21.401615	21.56%	0
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	447
2013	10.986464	14.630542	33.17%	3,106
2012	9.621339	10.986464	14.19%	4,027
2011	10.035290	9.621339	-4.12%	3,657

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.130215	45.692093	37.92%	0
2019	24.933763	33.130215	32.87%	0
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	683
2013	15.203622	21.481055	41.29%	1,313
2012	13.697455	15.203622	11.00%	1,315
2011	14.076350	13.697455	-2.69%	1,349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.296784	38.419263	3.01%	0
2019	32.015674	37.296784	16.50%	0
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	375
2012	19.121810	22.577981	18.07%	481
2011	20.605213	19.121810	-7.20%	2,265
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.817277	46.616758	20.09%	0
2019	31.549823	38.817277	23.03%	0
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	110
2013	21.049325	29.038058	37.95%	641
2012	18.612848	21.049325	13.09%	1,324
2011	20.131252	18.612848	-7.54%	1,431
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.669319	21.892523	11.30%	0
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.466209	22.766783	11.24%	0
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	1,012
2013	9.893050	13.453603	35.99%	3,695
2012	9.049793	9.893050	9.32%	4,290
2011	9.531298	9.049793	-5.05%	3,315
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.705551	15.462206	-7.44%	0
2019	13.047919	16.705551	28.03%	0
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	6,542
2013	10.731513	10.817384	0.80%	13,215
2012	9.460182	10.731513	13.44%	13,529
2011	9.080691	9.460182	4.18%	17,966
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.990314	23.123021	15.67%	0
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	0
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	4,509
2014	10.301244	10.160615	-1.37%	11,977
2013	10.484347	10.301244	-1.75%	14,085
2012	10.318874	10.484347	1.60%	9,844
2011	10.378124	10.318874	-0.57%	11,936

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.022950	19.935810	17.11%	0
2019	13.879453	17.022950	22.65%	0
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.814358	34.364370	57.53%	0
2019	16.242192	21.814358	34.31%	0
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	3,214
2013	10.087466	13.723288	36.04%	12,128
2012	8.965139	10.087466	12.52%	13,633
2011	9.559284	8.965139	-6.22%	13,210
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	42.296478	57.999660	37.13%	0
2019	32.528120	42.296478	30.03%	0
2018	35.471156	32.528120	-8.30%	0
2017	29.011594	35.471156	22.27%	0
2016	28.376008	29.011594	2.24%	0
2015	28.626114	28.376008	-0.87%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.762558	9.913278	1.54%	0
2019	9.592905	9.762558	1.77%	0
2018	9.675943	9.592905	-0.86%	0
2017	9.770746	9.675943	-0.97%	0
2016	9.834501	9.770746	-0.65%	0
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	1,426
2013	10.255879	10.128225	-1.24%	7,942
2012	9.989651	10.255879	2.67%	5,319
2011	10.148128	9.989651	-1.56%	7,483

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.963860	38.683315	17.35%	0
2019	26.679191	32.963860	23.56%	0
2018	28.836127	26.679191	-7.48%	0
2017	24.806317	28.836127	16.25%	0
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	574
2013	16.092279	21.734071	35.06%	1,909
2012	14.774175	16.092279	8.92%	2,140
2011	15.530501	14.774175	-4.87%	2,141
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.472407	12.150634	5.91%	0
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.948919	11.453446	4.61%	0
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	0
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	2,235
2013	12.778050	11.718051	-8.30%	2,235
2012	12.372183	12.778050	3.28%	2,350
2011	11.626247	12.372183	6.42%	2,845

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	0
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	1,546
2014	11.348829	11.222225	-1.12%	2,515
2013	11.589647	11.348829	-2.08%	8,176
2012	11.166580	11.589647	3.79%	7,162
2011	11.262962	11.166580	-0.86%	11,631
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.152853	10.178314	0.25%	0
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	0
2019	10.474035	11.128104	6.24%	0
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	1,370
2014	10.297503	10.528196	2.24%	1,403
2013	10.711515	10.297503	-3.87%	1,060
2012	9.967028	10.711515	7.47%	23,105
2011*	10.000000	9.967028	-0.33%	902
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.872826	24.332819	36.14%	0
2019	13.316741	17.872826	34.21%	0
2018	13.253752	13.316741	0.48%	0
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.677309	21.649258	10.02%	0
2019	16.018922	19.677309	22.84%	0
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.453798	34.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.900198	13.396191	3.84%	0
2019	10.078865	12.900198	27.99%	0
2018	11.222596	10.078865	-10.19%	0
2017*	10.000000	11.222596	12.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.065379	53.371694	26.88%	0
2019	33.319003	42.065379	26.25%	0
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	3,539
2013	14.634667	21.619829	47.73%	2,322
2012	11.382550	14.634667	28.57%	2,410
2011	10.505563	11.382550	8.35%	4,764
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	0
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.740702	6.711357	16.91%	0
2019	5.228353	5.740702	9.80%	0
2018	7.427986	5.228353	-29.61%	0
2017	7.698317	7.427986	-3.51%	0
2016	5.457503	7.698317	41.06%	0
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	27
2013	9.699657	10.523064	8.49%	1,961
2012*	10.000000	9.699657	-3.00%	1,961
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	0
2019*	10.000000	10.754260	7.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.229089	53.009989	54.87%	0
2019	27.937597	34.229089	22.52%	0
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	245
2012	15.007617	15.888672	5.87%	244
2011	16.026653	15.007617	-6.36%	8

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.844366	13.212786	2.87%	0
2019	11.361548	12.844366	13.05%	0
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	32.762738	32.934925	0.53%	0
2019	27.017930	32.762738	21.26%	0
2018	29.254102	27.017930	-7.64%	0
2017	25.143022	29.254102	16.35%	0
2016	23.074219	25.143022	8.97%	0
2015	23.190268	23.074219	-0.50%	0
2014	21.629909	23.190268	7.21%	0
2013	16.381751	21.629909	32.04%	749
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.739039	8.762531	0.27%	0
2019	7.627633	8.739039	14.57%	0
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.524777	40.968588	1.10%	79
2019	34.452723	40.524777	17.62%	61
2018	41.466535	34.452723	-16.91%	55
2017	37.454386	41.466535	10.71%	55
2016	30.592931	37.454386	22.43%	0
2015	33.068485	30.592931	-7.49%	382
2014	30.940985	33.068485	6.88%	935
2013	22.915589	30.940985	35.02%	1,191
2012	19.718578	22.915589	16.21%	2,104
2011	21.996364	19.718578	-10.36%	2,430
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.164543	14.148367	7.47%	4,622
2019	12.322493	13.164543	6.83%	6,257
2018	12.926856	12.322493	-4.68%	11,648
2017	12.709855	12.926856	1.71%	6,827
2016	12.410827	12.709855	2.41%	7,148
2015	12.971390	12.410827	-4.32%	10,975
2014	12.800244	12.971390	1.34%	14,148
2013	14.257120	12.800244	-10.22%	15,143
2012	13.534298	14.257120	5.34%	22,065
2011	12.345662	13.534298	9.63%	19,302

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	31.134934	34.040032	9.33%	0
2019	25.647147	31.134934	21.40%	0
2018	28.173440	25.647147	-8.97%	0
2017	23.872027	28.173440	18.02%	0
2016	21.495712	23.872027	11.05%	0
2015	23.298090	21.495712	-7.74%	0
2014	21.142143	23.298090	10.20%	0
2013	15.907058	21.142143	32.91%	0
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.700612	30.451559	-0.81%	186
2019	24.261079	30.700612	26.54%	846
2018	28.417275	24.261079	-14.63%	1,461
2017	25.986060	28.417275	9.36%	826
2016	21.584409	25.986060	20.39%	843
2015	22.355604	21.584409	-3.45%	2,646
2014	19.604954	22.355604	14.03%	4,559
2013	15.384498	19.604954	27.43%	4,807
2012	13.493507	15.384498	14.01%	9,458
2011	13.871247	13.493507	-2.72%	7,340
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.850793	32.494223	-1.09%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.459974	12.030570	4.98%	0
2019	10.170373	11.459974	12.68%	0
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.352722	11.023675	6.48%	1,036
2019	9.668804	10.352722	7.07%	1,005
2018	9.928731	9.668804	-2.62%	1,071
2017	9.806090	9.928731	1.25%	990
2016	9.755586	9.806090	0.52%	889
2015*	10.000000	9.755586	-2.44%	524
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.373692	14.604007	1.60%	0
2019	11.495318	14.373692	25.04%	2,940
2018	12.658006	11.495318	-9.19%	2,900
2017	11.075951	12.658006	14.28%	2,941
2016	9.727660	11.075951	13.86%	3,109
2015*	10.000000	9.727660	-2.72%	3,107

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.119964	20.272766	18.42%	0
2019	14.820135	17.119964	15.52%	0
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.864250	13.609918	5.80%	1,257
2019	10.941037	12.864250	17.58%	1,205
2018	13.229336	10.941037	-17.30%	1,159
2017	11.721781	13.229336	12.86%	1,275
2016	10.371492	11.721781	13.02%	1,440
2015	10.845273	10.371492	-4.37%	1,558
2014*	10.000000	10.845273	8.45%	1,796
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.541283	49.428433	8.54%	169
2019	37.985595	45.541283	19.89%	198
2018	42.544235	37.985595	-10.72%	191
2017	38.580562	42.544235	10.27%	243
2016	31.278509	38.580562	23.35%	292
2015	32.644837	31.278509	-4.19%	350
2014	31.655858	32.644837	3.12%	944
2013	22.931911	31.655858	38.04%	975
2012	20.197605	22.931911	13.54%	1,382
2011	20.472792	20.197605	-1.34%	1,053
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.451601	42.093199	15.48%	331
2019	28.398550	36.451601	28.36%	369
2018	30.428952	28.398550	-6.67%	385
2017	25.588551	30.428952	18.92%	448
2016	23.404958	25.588551	9.33%	508
2015	23.652867	23.404958	-1.05%	572
2014	21.317470	23.652867	10.96%	3,620
2013	16.499065	21.317470	29.20%	7,988
2012	14.565437	16.499065	13.28%	10,664
2011	14.610202	14.565437	-0.31%	11,480

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.538854	39.383904	21.04%	184
2019	24.428132	32.538854	33.20%	216
2018	26.808152	24.428132	-8.88%	234
2017	21.514732	26.808152	24.60%	279
2016	20.374894	21.514732	5.59%	335
2015	21.348894	20.374894	-4.56%	367
2014	20.182714	21.348894	5.78%	502
2013	17.027376	20.182714	18.53%	1,148
2012	15.760197	17.027376	8.04%	1,668
2011	14.773644	15.760197	6.68%	2,043
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.982644	28.132967	17.31%	0
2019	20.122547	23.982644	19.18%	0
2018	25.417084	20.122547	-20.83%	0
2017	20.831108	25.417084	22.02%	0
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.942964	11.412083	4.29%	0
2019	9.573156	10.942964	14.31%	0
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.673323	16.000461	-4.04%	759
2019	13.307449	16.673323	25.29%	617
2018	16.334476	13.307449	-18.53%	594
2017	14.898186	16.334476	9.64%	693
2016	11.584682	14.898186	28.60%	747
2015	12.624959	11.584682	-8.24%	769
2014	12.184891	12.624959	3.61%	771
2013*	10.000000	12.184891	21.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.733419	10.739989	0.06%	0
2019	10.217991	10.733419	5.04%	0
2018	10.425954	10.217991	-1.99%	0
2017	10.273664	10.425954	1.48%	0
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.627106	10.498854	-1.21%	0
2019	9.033799	10.627106	17.64%	0
2018*	10.000000	9.033799	-9.66%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.887661	14.694651	5.81%	0
2019	12.967579	13.887661	7.10%	0
2018	13.324525	12.967579	-2.68%	0
2017	13.091041	13.324525	1.78%	0
2016	12.888689	13.091041	1.57%	0
2015	13.196311	12.888689	-2.33%	0
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	0
2012	12.246801	13.148399	7.36%	0
2011	12.239736	12.246801	0.06%	124
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.407100	13.361881	28.39%	0
2019	8.211437	10.407100	26.74%	0
2018*	10.000000	8.211437	-17.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.331608	19.083533	10.11%	13,235
2019	15.263305	17.331608	13.55%	13,237
2018	16.253243	15.263305	-6.09%	13,238
2017	14.687553	16.253243	10.66%	18,418
2016	14.227120	14.687553	3.24%	18,420
2015	14.580006	14.227120	-2.42%	18,423
2014	14.261806	14.580006	2.23%	15,758
2013	12.843160	14.261806	11.05%	14,938
2012	11.733397	12.843160	9.46%	16,745
2011	12.011480	11.733397	-2.32%	2,236
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.934664	21.309438	12.54%	38,856
2019	16.100693	18.934664	17.60%	40,731
2018	17.476536	16.100693	-7.87%	69,921
2017	15.322481	17.476536	14.06%	74,802
2016	14.761838	15.322481	3.80%	77,920
2015	15.117152	14.761838	-2.35%	75,458
2014	14.732914	15.117152	2.61%	81,392
2013	12.987588	14.732914	13.44%	49,339
2012	11.709234	12.987588	10.92%	21,377
2011	12.085604	11.709234	-3.11%	4,322

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.887231	23.900748	14.43%	15,521
2019	17.155220	20.887231	21.75%	33,110
2018	19.021514	17.155220	-9.81%	42,948
2017	16.064403	19.021514	18.41%	71,957
2016	15.393505	16.064403	4.36%	29,564
2015	15.775219	15.393505	-2.42%	20,342
2014	15.352551	15.775219	2.75%	18,486
2013	12.890194	15.352551	19.10%	14,727
2012	11.408427	12.890194	12.99%	14,744
2011	11.967527	11.408427	-4.67%	14,765
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.512303	16.188734	19.81%	0
2019	11.097730	13.512303	21.76%	0
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.563087	53.101293	27.76%	0
2019	32.274208	41.563087	28.78%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.693095	8.357221	-34.16%	0
2019	11.781457	12.693095	7.74%	0
2018	15.965330	11.781457	-26.21%	0
2017	16.738214	15.965330	-4.62%	0
2016	12.779578	16.738214	30.98%	0
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	1,149
2012	15.352320	15.772926	2.74%	1,213
2011	16.507445	15.352320	-7.00%	1,280
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.504140	30.807665	4.42%	1,475
2019	23.661542	29.504140	24.69%	1,508
2018	26.374190	23.661542	-10.29%	3,274
2017	23.864568	26.374190	10.52%	1,759
2016	20.665711	23.864568	15.48%	1,947
2015	21.998395	20.665711	-6.06%	2,192
2014	20.671592	21.998395	6.42%	4,805
2013	16.484547	20.671592	25.40%	4,904
2012	14.356092	16.484547	14.83%	11,031
2011	14.538381	14.356092	-1.25%	7,680

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.541059	15.348035	5.55%	0
2019	11.430129	14.541059	27.22%	0
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.565728	58.534621	40.82%	825
2019	31.625420	41.565728	31.43%	1,093
2018	32.381461	31.625420	-2.33%	1,752
2017	24.482559	32.381461	32.26%	1,424
2016	24.818944	24.482559	-1.36%	2,115
2015	23.665675	24.818944	4.87%	2,255
2014	21.730808	23.665675	8.90%	2,079
2013	16.287778	21.730808	33.42%	1,805
2012	14.513585	16.287778	12.22%	2,236
2011	14.798905	14.513585	-1.93%	5,063
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.245128	15.255057	7.09%	2,540
2019	13.272793	14.245128	7.33%	2,578
2018	13.638641	13.272793	-2.68%	3,009
2017	13.368398	13.638641	2.02%	3,290
2016	13.042564	13.368398	2.50%	4,624
2015	13.409124	13.042564	-2.73%	8,564
2014	12.941766	13.409124	3.61%	11,741
2013	13.470981	12.941766	-3.93%	11,923
2012	13.003819	13.470981	3.59%	17,051
2011	12.383743	13.003819	5.01%	16,631
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.586799	51.554840	15.63%	66
2019	36.899774	44.586799	20.83%	68
2018	44.139318	36.899774	-16.40%	64
2017	37.325955	44.139318	18.25%	70
2016	33.993717	37.325955	9.80%	78
2015	35.225926	33.993717	-3.50%	1,130
2014	33.865563	35.225926	4.02%	2,612
2013	25.407524	33.865563	33.29%	4,473
2012	22.608391	25.407524	12.38%	7,776
2011	25.851085	22.608391	-12.54%	8,134

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.277297	29.730695	13.14%	760
2019	21.008613	26.277297	25.08%	836
2018	25.214568	21.008613	-16.68%	2,523
2017	19.772119	25.214568	27.53%	877
2016	21.274865	19.772119	-7.06%	994
2015	20.994885	21.274865	1.33%	2,297
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.386297	12.240093	-8.56%	0
2019	11.098515	13.386297	20.61%	0
2018	12.095516	11.098515	-8.24%	0
2017	11.880996	12.095516	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	37.583983	39.826856	5.97%	0
2019	28.569787	37.583983	31.55%	0
2018	35.304137	28.569787	-19.08%	0
2017	30.218473	35.304137	16.83%	0
2016	28.188509	30.218473	7.20%	0
2015	29.681507	28.188509	-5.03%	0
2014	28.406281	29.681507	4.49%	0
2013	22.242473	28.406281	27.71%	0
2012	17.844621	22.242473	24.65%	0
2011	19.996905	17.844621	-10.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.219005	15.586913	9.62%	0
2019	12.092829	14.219005	17.58%	0
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.077990	16.869710	-1.22%	0
2019	14.999905	17.077990	13.85%	0
2018	15.979856	14.999905	-6.13%	0
2017	14.851804	15.979856	7.60%	3,079
2016	13.276762	14.851804	11.86%	3,079
2015	14.561159	13.276762	-8.82%	3,080
2014	14.188263	14.561159	2.63%	1,119
2013	12.693380	14.188263	11.78%	3,620
2012	11.486473	12.693380	10.51%	4,001
2011	11.435797	11.486473	0.44%	4,167
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	36.096365	41.065667	13.77%	0
2019	28.472384	36.096365	26.78%	0
2018	30.578904	28.472384	-6.89%	0
2017	25.854036	30.578904	18.28%	0
2016	22.710098	25.854036	13.84%	0
2015	24.026457	22.710098	-5.48%	0
2014	22.526778	24.026457	6.66%	0
2013	17.706096	22.526778	27.23%	0
2012	16.121426	17.706096	9.83%	45
2011	15.502967	16.121426	3.99%	214
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	41.272374	42.589060	3.19%	0
2019	33.298222	41.272374	23.95%	0
2018	38.964345	33.298222	-14.54%	22
2017	35.893511	38.964345	8.56%	32
2016	28.102931	35.893511	27.72%	32
2015	30.932311	28.102931	-9.15%	985
2014	31.352499	30.932311	-1.34%	1,122
2013	23.458456	31.352499	33.65%	1,199
2012	20.199535	23.458456	16.13%	2,356
2011	21.394517	20.199535	-5.59%	2,656
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.961482	13.750583	14.96%	0
2019	9.623850	11.961482	24.29%	0
2018	11.651832	9.623850	-17.40%	0
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.024885	20.386516	-3.04%	0
2019	19.045824	21.024885	10.39%	0
2018	22.962874	19.045824	-17.06%	0
2017	20.057972	22.962874	14.48%	0
2016	19.076595	20.057972	5.14%	0
2015	20.796462	19.076595	-8.27%	3,105
2014	23.854884	20.796462	-12.82%	5,678
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.205451	8.553590	-7.08%	0
2019	9.198580	9.205451	0.07%	0
2018	9.199472	9.198580	-0.01%	0
2017	9.199987	9.199472	-0.01%	0
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	46
2014	9.714098	9.704198	-0.10%	177
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.508112	12.775211	2.14%	0
2019	11.390690	12.508112	9.81%	0
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.000242	10.469433	4.69%	0
2019	9.367509	10.000242	6.75%	0
2018*	10.000000	9.367509	-6.32%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.642313	10.157965	5.35%	0
2019	9.359834	9.642313	3.02%	0
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.605664	31.489871	39.30%	0
2019	16.890718	22.605664	33.83%	0
2018	17.916814	16.890718	-5.73%	0
2017	14.377007	17.916814	24.62%	0
2016	14.364959	14.377007	0.08%	0
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.602779	46.03%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.518202	51.863794	24.92%	0
2019	32.195414	41.518202	28.96%	0
2018	37.898712	32.195414	-15.05%	0
2017	28.337987	37.898712	33.74%	0
2016	28.930786	28.337987	-2.05%	0
2015	28.446498	28.930786	1.70%	7
2014	28.413304	28.446498	0.12%	31
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.503369	10.612066	1.03%	0
2019	9.680073	10.503369	8.51%	0
2018	10.337886	9.680073	-6.36%	0
2017	9.937672	10.337886	4.03%	0
2016	9.532405	9.937672	4.25%	0
2015	9.965364	9.532405	-4.34%	0
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	1,916
2012*	10.000000	10.140617	1.41%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.980279	36.784012	11.53%	995
2019	25.519628	32.980279	29.23%	1,048
2018	28.309093	25.519628	-9.85%	1,952
2017	24.740036	28.309093	14.43%	1,251
2016	22.657854	24.740036	9.19%	2,082
2015	22.400745	22.657854	1.15%	2,190
2014	20.683395	22.400745	8.30%	2,848
2013	16.040777	20.683395	28.94%	1,854
2012	14.023013	16.040777	14.39%	2,432
2011	14.339142	14.023013	-2.20%	5,767

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.930414	17.024822	6.87%	0
2019	12.987265	15.930414	22.66%	0
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.816208	51.424090	17.36%	167
2019	35.410703	43.816208	23.74%	162
2018	40.353382	35.410703	-12.25%	719
2017	36.109640	40.353382	11.75%	162
2016	31.279259	36.109640	15.44%	188
2015	33.954264	31.279259	-7.88%	302
2014	30.999060	33.954264	9.53%	731
2013	22.470720	30.999060	37.95%	802
2012	19.467057	22.470720	15.43%	1,312
2011	20.327750	19.467057	-4.23%	1,479
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.671991	12.672194	18.74%	1,337
2019	8.502145	10.671991	25.52%	1,481
2018	10.774438	8.502145	-21.09%	4,988
2017	8.685556	10.774438	24.05%	1,542
2016	9.100433	8.685556	-4.56%	1,654
2015	8.997256	9.100433	1.15%	1,424
2014*	10.000000	8.997256	-10.03%	413
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.896571	18.875896	11.71%	0
2019	14.143581	16.896571	19.46%	0
2018	15.248474	14.143581	-7.25%	0
2017	13.141554	15.248474	16.03%	0
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	1,048
2013	13.403631	16.453681	22.76%	2,467
2012	11.465232	13.403631	16.91%	1,118
2011	12.594443	11.465232	-8.97%	1,157

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.376042	13.912854	4.01%	0
2019	12.262550	13.376042	9.08%	0
2018	12.771471	12.262550	-3.98%	0
2017	12.203125	12.771471	4.66%	0
2016	10.705843	12.203125	13.99%	0
2015	11.672514	10.705843	-8.28%	0
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.493765	31.418118	46.17%	415
2019	15.883603	21.493765	35.32%	2,123
2018	16.202464	15.883603	-1.97%	3,163
2017	13.014800	16.202464	24.49%	2,738
2016	12.501626	13.014800	4.10%	3,984
2015	13.525582	12.501626	-7.57%	4,245
2014	12.781700	13.525582	5.82%	2,112
2013	10.027212	12.781700	27.47%	999
2012*	10.000000	10.027212	0.27%	1,115
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.973864	34.648340	11.86%	0
2019	25.822209	30.973864	19.95%	0
2018	26.212076	25.822209	-1.49%	0
2017	22.616647	26.212076	15.90%	0
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.287002	11.126097	8.16%	371
2019	9.595957	10.287002	7.20%	371
2018	9.910330	9.595957	-3.17%	7,213
2017	9.774035	9.910330	1.39%	373
2016	9.746276	9.774035	0.28%	344
2015*	10.000000	9.746276	-2.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.927551	72.190475	36.39%	47
2019	39.423934	52.927551	34.25%	57
2018	39.512753	39.423934	-0.22%	58
2017	30.982116	39.512753	27.53%	3,684
2016	30.978767	30.982116	0.01%	3,696
2015	28.211085	30.978767	9.81%	4,825
2014	26.512448	28.211085	6.41%	4,720
2013	20.648287	26.512448	28.40%	4,813
2012	16.994419	20.648287	21.50%	9,008
2011	18.615134	16.994419	-8.71%	10,007
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.396608	47.904194	47.87%	0
2019	22.803447	32.396608	42.07%	0
2018	23.038225	22.803447	-1.02%	0
2017	16.204677	23.038225	42.17%	0
2016	14.508019	16.204677	11.69%	0
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.546819	34.767733	13.82%	0
2019	24.575156	30.546819	24.30%	0
2018	29.522788	24.575156	-16.76%	0
2017	23.005829	29.522788	28.33%	0
2016	25.136274	23.005829	-8.48%	0
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.894541	9.582720	-3.15%	0
2019	8.537331	9.894541	15.90%	0
2018	10.686844	8.537331	-20.11%	0
2017	8.521819	10.686844	25.41%	0
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.451261	11.014155	5.39%	0
2019	9.827214	10.451261	6.35%	0
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.728665	31.033006	42.82%	0
2019	15.678208	21.728665	38.59%	1,004
2018	16.262935	15.678208	-3.60%	1,005
2017	13.121704	16.262935	23.94%	1,155
2016	12.293467	13.121704	6.74%	1,215
2015	12.806389	12.293467	-4.01%	1,229
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.936942	37.401965	1.26%	1,194
2019	29.073774	36.936942	27.05%	1,080
2018	33.064667	29.073774	-12.07%	2,735
2017	28.720527	33.064667	15.13%	1,212
2016	25.730581	28.720527	11.62%	1,270
2015	26.476228	25.730581	-2.82%	3,052
2014	24.490391	26.476228	8.11%	4,152
2013	18.410922	24.490391	33.02%	5,390
2012	16.196003	18.410922	13.68%	11,760
2011	16.586416	16.196003	-2.35%	12,693
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.813808	12.252735	13.31%	0
2019*	10.000000	10.813808	8.14%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.030780	24.800083	17.92%	2,205
2019	17.061295	21.030780	23.27%	3,642
2018	19.267328	17.061295	-11.45%	5,524
2017	15.486049	19.267328	24.42%	4,198
2016	15.201190	15.486049	1.87%	5,727
2015	14.574457	15.201190	4.30%	6,370
2014	14.690343	14.574457	-0.79%	4,197
2013	11.732494	14.690343	25.21%	1,504
2012	10.316656	11.732494	13.72%	1,933
2011	10.706363	10.316656	-3.64%	419
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.089066	20.485902	19.88%	0
2019	12.479866	17.089066	36.93%	0
2018	12.650129	12.479866	-1.35%	0
2017	10.065767	12.650129	25.67%	0
2016	9.693871	10.065767	3.84%	0
2015*	10.000000	9.693871	-3.06%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.268501	32.69%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.579734	35.80%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.727420	14.483097	5.50%	0
2019	12.650923	13.727420	8.51%	0
2018	13.015831	12.650923	-2.80%	0
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	431
2013	12.049215	11.751693	-2.47%	428
2012	11.249025	12.049215	7.11%	753
2011	10.878470	11.249025	3.41%	712
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.488539	25.352493	3.53%	0
2019	21.864660	24.488539	12.00%	0
2018	23.979846	21.864660	-8.82%	0
2017	22.304932	23.979846	7.51%	0
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.562530	11.179940	-3.31%	0
2019	9.217713	11.562530	25.44%	0
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.764207	23.249422	11.97%	0
2019	17.069437	20.764207	21.65%	0
2018	18.748385	17.069437	-8.96%	0
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.733038	18.831451	47.89%	2,330
2019	9.771016	12.733038	30.31%	3,094
2018	11.954158	9.771016	-18.26%	3,434
2017	9.706335	11.954158	23.16%	3,306
2016	10.144567	9.706335	-4.32%	3,454
2015	10.409209	10.144567	-2.54%	3,455
2014	10.756269	10.409209	-3.23%	1,321
2013	9.055819	10.756269	18.78%	2,238
2012	7.991327	9.055819	13.32%	2,429
2011	9.013234	7.991327	-11.34%	2,286
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.507430	20.334036	9.87%	226,233
2019	15.619676	18.507430	18.49%	235,227
2018	16.758340	15.619676	-6.79%	213,817
2017	14.752119	16.758340	13.60%	264,487
2016	13.795482	14.752119	6.93%	323,142
2015	13.925629	13.795482	-0.93%	372,309
2014	13.520609	13.925629	3.00%	425,059
2013	11.179298	13.520609	20.94%	384,437
2012	9.848461	11.179298	13.51%	429,310
2011	9.946387	9.848461	-0.98%	386,686
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.571064	12.396226	7.13%	142,390
2019	10.822910	11.571064	6.91%	141,650
2018	11.153402	10.822910	-2.96%	149,124
2017	11.015051	11.153402	1.26%	137,264
2016	10.937894	11.015051	0.71%	140,960
2015	11.175554	10.937894	-2.13%	146,046
2014	10.851746	11.175554	2.98%	220,348
2013	11.354174	10.851746	-4.43%	230,244
2012	11.026950	11.354174	2.97%	254,560
2011	10.631394	11.026950	3.72%	271,866
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.838156	29.109993	27.46%	930
2019	17.273034	22.838156	32.22%	3,558
2018	19.441436	17.273034	-11.15%	3,568
2017	15.131097	19.441436	28.49%	3,759
2016	15.394514	15.131097	-1.71%	5,200
2015	14.728967	15.394514	4.52%	6,281
2014	14.743616	14.728967	-0.10%	5,658
2013	11.682902	14.743616	26.20%	4,211
2012	9.755085	11.682902	19.76%	5,320
2011	10.964407	9.755085	-11.03%	4,723

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.569280	36.514919	48.62%	1,542
2019	19.223136	24.569280	27.81%	5,575
2018	19.727080	19.223136	-2.55%	6,694
2017	15.734248	19.727080	25.38%	6,277
2016	14.705263	15.734248	7.00%	6,805
2015	14.084823	14.705263	4.41%	9,923
2014	13.285877	14.084823	6.01%	14,335
2013	10.449057	13.285877	27.15%	13,970
2012	9.073017	10.449057	15.17%	20,078
2011	9.703303	9.073017	-6.50%	21,497
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.673601	21.823847	10.93%	87,731
2019	15.958532	19.673601	23.28%	91,173
2018	16.632829	15.958532	-4.05%	93,667
2017	13.905015	16.632829	19.62%	97,339
2016	12.758933	13.905015	8.98%	121,170
2015	12.866251	12.758933	-0.83%	122,321
2014	11.898520	12.866251	8.13%	197,606
2013	9.121605	11.898520	30.44%	223,694
2012	7.943317	9.121605	14.83%	314,268
2011	8.282008	7.943317	-4.09%	369,049
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.831485	16.161235	2.08%	4,869
2019	14.782694	15.831485	7.09%	7,163
2018	15.432501	14.782694	-4.21%	7,730
2017	14.793887	15.432501	4.32%	7,921
2016	13.879473	14.793887	6.59%	7,709
2015	14.569421	13.879473	-4.74%	9,401
2014	14.296383	14.569421	1.91%	6,959
2013	14.739016	14.296383	-3.00%	8,902
2012	13.385466	14.739016	10.11%	9,400
2011	12.926876	13.385466	3.55%	6,881
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	33.184894	35.827054	7.96%	622
2019	26.218384	33.184894	26.57%	618
2018	26.803442	26.218384	-2.18%	728
2017	22.721067	26.803442	17.97%	933
2016	20.835101	22.721067	9.05%	990
2015	21.099002	20.835101	-1.25%	1,039
2014	19.234771	21.099002	9.69%	1,156
2013	14.991310	19.234771	28.31%	1,546
2012	13.423528	14.991310	11.68%	1,512
2011	13.631425	13.423528	-1.53%	1,462

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.836325	33.290713	1.38%	1,491
2019	26.354838	32.836325	24.59%	2,407
2018	29.034213	26.354838	-9.23%	2,464
2017	25.146806	29.034213	15.46%	2,628
2016	21.801223	25.146806	15.35%	3,752
2015	23.772465	21.801223	-8.29%	5,195
2014	22.247052	23.772465	6.86%	4,707
2013	16.761045	22.247052	32.73%	3,404
2012	14.459057	16.761045	15.92%	3,609
2011	15.124134	14.459057	-4.40%	4,068
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.994758	12.354907	12.37%	0
2019	9.750461	10.994758	12.76%	0
2018	10.860386	9.750461	-10.22%	0
2017	9.347074	10.860386	16.19%	0
2016	9.252384	9.347074	1.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.808750	17.456169	10.42%	2,362
2019	13.000043	15.808750	21.61%	2,362
2018	14.848907	13.000043	-12.45%	2,362
2017	12.634202	14.848907	17.53%	7,734
2016	11.884254	12.634202	6.31%	7,734
2015	12.330719	11.884254	-3.62%	7,734
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	1,063
2012	8.311425	9.470156	13.94%	148
2011	9.049322	8.311425	-8.15%	155
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.187008	15.264677	7.60%	16,196
2019	12.447796	14.187008	13.97%	43,775
2018	13.533921	12.447796	-8.03%	59,561
2017	12.311562	13.533921	9.93%	68,904
2016	11.826930	12.311562	4.10%	84,817
2015	12.185093	11.826930	-2.94%	103,841
2014	11.909296	12.185093	2.32%	133,980
2013	10.588009	11.909296	12.48%	256,545
2012	9.718595	10.588009	8.95%	328,903
2011	10.041489	9.718595	-3.22%	315,164

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.278544	16.706950	9.35%	61,967
2019	12.952747	15.278544	17.96%	67,944
2018	14.378322	12.952747	-9.91%	102,996
2017	12.655665	14.378322	13.61%	127,058
2016	12.020022	12.655665	5.29%	138,210
2015	12.417839	12.020022	-3.20%	350,818
2014	12.090408	12.417839	2.71%	528,729
2013	10.164913	12.090408	18.94%	546,541
2012	9.118259	10.164913	11.48%	596,451
2011	9.626400	9.118259	-5.28%	608,843
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.425180	13.114621	5.55%	27,956
2019	11.444609	12.425180	8.57%	30,506
2018	11.979599	11.444609	-4.47%	33,493
2017	11.480947	11.979599	4.34%	38,237
2016	11.186659	11.480947	2.63%	53,535
2015	11.487643	11.186659	-2.62%	62,984
2014	11.332036	11.487643	1.37%	91,420
2013	11.008483	11.332036	2.94%	94,649
2012	10.439400	11.008483	5.45%	86,159
2011	10.493066	10.439400	-0.51%	79,806
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.061972	12.429378	3.05%	6,693
2019	10.799545	12.061972	11.69%	6,693
2018	11.840201	10.799545	-8.79%	6,693
2017	10.516055	11.840201	12.59%	6,693
2016	10.154893	10.516055	3.56%	6,693
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.548361	13.215904	5.32%	0
2019	11.082924	12.548361	13.22%	0
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.780883	16.050073	8.59%	64,410
2019	12.753144	14.780883	15.90%	80,160
2018	13.993201	12.753144	-8.86%	99,378
2017	12.515159	13.993201	11.81%	127,228
2016	11.951451	12.515159	4.72%	191,472
2015	12.314199	11.951451	-2.95%	248,591
2014	12.004106	12.314199	2.58%	292,823
2013	10.387149	12.004106	15.57%	233,155
2012	9.423149	10.387149	10.23%	237,005
2011	9.834684	9.423149	-4.18%	254,468
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.529688	17.102426	10.13%	82,976
2019	12.951243	15.529688	19.91%	85,048
2018	14.590109	12.951243	-11.23%	104,129
2017	12.595852	14.590109	15.83%	125,699
2016	11.933239	12.595852	5.55%	148,207
2015	12.350599	11.933239	-3.38%	147,436
2014	12.040549	12.350599	2.58%	154,389
2013	9.876079	12.040549	21.92%	180,619
2012	8.786246	9.876079	12.40%	67,787
2011	9.394982	8.786246	-6.48%	43,515
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.689161	14.645121	6.98%	43,621
2019	12.208288	13.689161	12.13%	56,671
2018	13.068559	12.208288	-6.58%	93,435
2017	12.122550	13.068559	7.80%	99,301
2016	11.657495	12.122550	3.99%	104,827
2015	12.011233	11.657495	-2.95%	112,167
2014	11.763647	12.011233	2.10%	130,416
2013	10.779948	11.763647	9.13%	142,008
2012	9.986227	10.779948	7.95%	147,259
2011	10.206821	9.986227	-2.16%	116,767
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.755301	15.224721	3.18%	2,557
2019	13.371443	14.755301	10.35%	3,927
2018	16.168759	13.371443	-17.30%	3,637
2017	13.429915	16.168759	20.39%	3,466
2016	13.538346	13.429915	-0.80%	3,682
2015	14.361135	13.538346	-5.73%	3,480
2014	15.937803	14.361135	-9.89%	796
2013	13.528022	15.937803	17.81%	1,075
2012	11.534051	13.528022	17.29%	763
2011	13.425459	11.534051	-14.09%	620
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.735640	17.36%	1,819

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.596415	13.193951	4.74%	30
2019	11.812935	12.596415	6.63%	53
2018	12.126425	11.812935	-2.59%	80
2017	11.864739	12.126425	2.21%	162
2016	11.517423	11.864739	3.02%	1,050
2015	11.844788	11.517423	-2.76%	1,145
2014	11.534508	11.844788	2.69%	1,264
2013	12.013637	11.534508	-3.99%	814
2012	11.394264	12.013637	5.44%	594
2011	10.932331	11.394264	4.23%	435
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.435295	14.371537	6.97%	3,304
2019	12.496599	13.435295	7.51%	7,120
2018	12.927883	12.496599	-3.34%	7,782
2017	12.699207	12.927883	1.80%	8,066
2016	12.526613	12.699207	1.38%	7,503
2015	12.835626	12.526613	-2.41%	7,708
2014	12.475226	12.835626	2.89%	6,404
2013	12.982845	12.475226	-3.91%	4,367
2012	12.355457	12.982845	5.08%	3,866
2011	11.875895	12.355457	4.04%	2,085
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.512173	10.698353	1.77%	0
2019	10.053642	10.512173	4.56%	0
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.805562	37.473575	10.85%	0
2019	28.092974	33.805562	20.33%	0
2018	34.781103	28.092974	-19.23%	0
2017	25.104058	34.781103	38.55%	0
2016	23.808370	25.104058	5.44%	0
2015	28.972987	23.808370	-17.83%	0
2014	31.329556	28.972987	-7.52%	0
2013	31.799987	31.329556	-1.48%	0
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.080671	24.004138	4.00%	0
2019	20.505051	23.080671	12.56%	0
2018	21.550718	20.505051	-4.85%	0
2017	20.576570	21.550718	4.73%	0
2016	18.373002	20.576570	11.99%	0
2015	19.230296	18.373002	-4.46%	23
2014	19.115246	19.230296	0.60%	89
2013	18.198416	19.115246	5.04%	0
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.221296	12.718379	4.07%	2,760
2019	11.722918	12.221296	4.25%	2,710
2018	11.956965	11.722918	-1.96%	3,147
2017	11.939051	11.956965	0.15%	3,042
2016	12.080056	11.939051	-1.17%	2,730
2015	12.327439	12.080056	-2.01%	2,701
2014	12.017128	12.327439	2.58%	5,332
2013	12.767690	12.017128	-5.88%	8,804
2012	12.629525	12.767690	1.09%	16,279
2011	12.002636	12.629525	5.22%	19,436
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.720093	8.575236	-1.66%	5,444
2019	8.733395	8.720093	-0.15%	3,799
2018	8.781361	8.733395	-0.55%	3,971
2017	8.913409	8.781361	-1.48%	4,203
2016	9.084874	8.913409	-1.89%	4,132
2015	9.260828	9.084874	-1.90%	9,379
2014	9.440188	9.260828	-1.90%	15,354
2013	9.623025	9.440188	-1.90%	21,525
2012	9.809916	9.623025	-1.91%	33,298
2011	9.999381	9.809916	-1.89%	34,188
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.775607	10.326855	5.64%	0
2019	8.379988	9.775607	16.65%	0
2018	10.027584	8.379988	-16.43%	0
2017	8.043435	10.027584	24.67%	0
2016	8.147167	8.043435	-1.27%	0
2015	8.581378	8.147167	-5.06%	286
2014	8.811027	8.581378	-2.61%	752
2013	7.639862	8.811027	15.33%	747
2012	6.759003	7.639862	13.03%	4,947
2011	7.655210	6.759003	-11.71%	5,072
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.890703	11.445217	5.09%	2,005
2019	9.159595	10.890703	18.90%	2,851
2018	10.874217	9.159595	-15.77%	2,736
2017	8.906071	10.874217	22.10%	2,647
2016	9.030856	8.906071	-1.38%	2,841
2015	9.335469	9.030856	-3.26%	2,696
2014	10.143988	9.335469	-7.97%	406
2013	8.544964	10.143988	18.71%	435
2012	7.368824	8.544964	15.96%	792
2011	8.618807	7.368824	-14.50%	785

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.433420	33.681599	10.67%	42,916
2019	25.072557	30.433420	21.38%	43,058
2018	28.044279	25.072557	-10.60%	74,396
2017	24.137386	28.044279	16.19%	82,362
2016	22.475608	24.137386	7.39%	83,988
2015	23.141938	22.475608	-2.88%	74,497
2014	22.469946	23.141938	2.99%	94,507
2013	18.000330	22.469946	24.83%	113,719
2012	15.831952	18.000330	13.70%	120,589
2011	16.798410	15.831952	-5.75%	87,966
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.649725	18.943050	7.33%	39,850
2019	15.598530	17.649725	13.15%	75,055
2018	16.712839	15.598530	-6.67%	75,987
2017	15.329311	16.712839	9.03%	77,682
2016	14.698957	15.329311	4.29%	100,394
2015	15.009727	14.698957	-2.07%	106,428
2014	14.629618	15.009727	2.60%	141,624
2013	13.147941	14.629618	11.27%	115,104
2012	12.253111	13.147941	7.30%	148,063
2011	12.380379	12.253111	-1.03%	110,705
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.500898	23.543143	9.50%	28,997
2019	18.273463	21.500898	17.66%	28,999
2018	19.918254	18.273463	-8.26%	29,000
2017	17.684112	19.918254	12.63%	58,841
2016	16.730799	17.684112	5.70%	147,096
2015	17.146051	16.730799	-2.42%	151,534
2014	16.612312	17.146051	3.21%	132,783
2013	14.171338	16.612312	17.22%	28,108
2012	12.869880	14.171338	10.11%	6,732
2011	13.242541	12.869880	-2.81%	7,452
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.493458	15.172859	4.69%	14,673
2019	13.488319	14.493458	7.45%	14,929
2018	14.003550	13.488319	-3.68%	15,431
2017	13.506476	14.003550	3.68%	25,149
2016	13.204348	13.506476	2.29%	26,912
2015	13.424552	13.204348	-1.64%	20,840
2014	13.172122	13.424552	1.92%	34,579
2013	12.808368	13.172122	2.84%	85,325
2012	12.414523	12.808368	3.17%	94,154
2011	12.294075	12.414523	0.98%	92,856

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.058922	12.369281	2.57%	0
2019	10.878445	12.058922	10.85%	0
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.626982	13.170929	4.31%	0
2019	11.168512	12.626982	13.06%	0
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.479466	24.333623	8.25%	88,265
2019	19.461379	22.479466	15.51%	90,483
2018	21.035266	19.461379	-7.48%	101,101
2017	18.987049	21.035266	10.79%	117,364
2016	18.063479	18.987049	5.11%	155,182
2015	18.475185	18.063479	-2.23%	187,738
2014	17.905306	18.475185	3.18%	230,484
2013	15.649848	17.905306	14.41%	208,478
2012	14.397048	15.649848	8.70%	270,132
2011	14.681233	14.397048	-1.94%	244,669
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.192808	29.965002	10.19%	107,017
2019	22.752889	27.192808	19.51%	116,308
2018	25.138483	22.752889	-9.49%	126,635
2017	21.961087	25.138483	14.47%	142,264
2016	20.635071	21.961087	6.43%	149,596
2015	21.189410	20.635071	-2.62%	227,608
2014	20.579667	21.189410	2.96%	253,624
2013	17.142124	20.579667	20.05%	237,898
2012	15.361157	17.142124	11.59%	238,039
2011	15.998294	15.361157	-3.98%	168,875

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.351708	19.542784	6.49%	33,397
2019	16.484490	18.351708	11.33%	38,211
2018	17.457038	16.484490	-5.57%	38,318
2017	16.293346	17.457038	7.14%	53,218
2016	15.711987	16.293346	3.70%	70,086
2015	16.021199	15.711987	-1.93%	96,548
2014	15.592498	16.021199	2.75%	220,545
2013	14.384780	15.592498	8.40%	201,421
2012	13.572810	14.384780	5.98%	146,840
2011	13.555512	13.572810	0.13%	182,042
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.431008	10.961886	5.09%	0
2019*	10.000000	10.431008	4.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.730615	12.185803	13.56%	0
2019*	10.000000	10.730615	7.31%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.707334	27.665699	27.45%	42
2019	16.992723	21.707334	27.74%	49
2018	17.924309	16.992723	-5.20%	102
2017	14.067204	17.924309	27.42%	246
2016	14.059117	14.067204	0.06%	277
2015	13.896514	14.059117	1.17%	301
2014	12.860528	13.896514	8.06%	1,212
2013	9.753079	12.860528	31.86%	1,375
2012	8.560684	9.753079	13.93%	4,013
2011	9.017642	8.560684	-5.07%	5,461
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.725419	13.368953	5.06%	977
2019	10.903473	12.725419	16.71%	45,951
2018	11.678821	10.903473	-6.64%	46,017
2017	10.126795	11.678821	15.33%	44,902
2016	9.509545	10.126795	6.49%	44,902
2015	9.916571	9.509545	-4.10%	44,902
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.642896	15.367525	4.95%	0
2019	12.236540	14.642896	19.67%	0
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.657694	42.624290	16.28%	670
2019	27.209481	36.657694	34.72%	888
2018	28.173585	27.209481	-3.42%	921
2017	22.600034	28.173585	24.66%	1,239
2016	22.295339	22.600034	1.37%	2,385
2015	21.681561	22.295339	2.83%	2,440
2014	20.358343	21.681561	6.50%	5,019
2013	15.227174	20.358343	33.70%	4,040
2012	13.108013	15.227174	16.17%	6,330
2011	13.703267	13.108013	-4.34%	5,866
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.280182	28.129372	-0.53%	0
2019	22.755960	28.280182	24.28%	1,452
2018	25.626174	22.755960	-11.20%	1,399
2017	24.088490	25.626174	6.38%	4,025
2016	20.425257	24.088490	17.93%	4,138
2015	21.788715	20.425257	-6.26%	7,903
2014	19.664564	21.788715	10.80%	8,997
2013	15.223591	19.664564	29.17%	9,405
2012	13.560253	15.223591	12.27%	13,164
2011	13.755440	13.560253	-1.42%	16,192
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.781996	17.82%	3,154
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.492413	49.371383	10.97%	962
2019	36.095153	44.492413	23.26%	1,094
2018	41.525783	36.095153	-13.08%	1,068
2017	36.558932	41.525783	13.59%	1,227
2016	30.979399	36.558932	18.01%	1,387
2015	32.400545	30.979399	-4.39%	1,536
2014	30.184581	32.400545	7.34%	1,318
2013	23.126160	30.184581	30.52%	1,419
2012	20.068510	23.126160	15.24%	2,000
2011	20.990505	20.068510	-4.39%	1,999
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.274740	20.631566	-3.02%	1,697
2019	17.511046	21.274740	21.49%	1,348
2018	20.556511	17.511046	-14.82%	1,382
2017	18.406237	20.556511	11.68%	1,516
2016	15.954663	18.406237	15.37%	2,177
2015	16.746957	15.954663	-4.73%	2,375
2014	14.588339	16.746957	14.80%	1,716
2013	10.960352	14.588339	33.10%	1,104
2012	9.603374	10.960352	14.13%	1,780
2011	10.021648	9.603374	-4.17%	1,835

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.846552	45.277814	37.85%	213
2019	24.732875	32.846552	32.81%	253
2018	27.471971	24.732875	-9.97%	240
2017	22.465452	27.471971	22.29%	287
2016	21.191693	22.465452	6.01%	334
2015	21.488363	21.191693	-1.38%	352
2014	21.362359	21.488363	0.59%	451
2013	15.127310	21.362359	41.22%	430
2012	13.635678	15.127310	10.94%	608
2011	14.019988	13.635678	-2.74%	929
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.977396	38.070860	2.96%	284
2019	31.757686	36.977396	16.44%	225
2018	39.065907	31.757686	-18.71%	195
2017	36.615337	39.065907	6.69%	191
2016	29.711954	36.615337	23.23%	206
2015	32.320245	29.711954	-8.07%	217
2014	30.858565	32.320245	4.74%	228
2013	22.464619	30.858565	37.37%	220
2012	19.035527	22.464619	18.01%	219
2011	20.522673	19.035527	-7.25%	407
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.484891	46.194058	20.03%	164
2019	31.295610	38.484891	22.97%	158
2018	36.602934	31.295610	-14.50%	145
2017	32.959403	36.602934	11.05%	155
2016	27.415441	32.959403	20.22%	170
2015	28.486340	27.415441	-3.76%	180
2014	28.877573	28.486340	-1.35%	290
2013	20.943650	28.877573	37.88%	896
2012	18.528870	20.943650	13.03%	2,014
2011	20.050607	18.528870	-7.59%	2,177
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.552801	21.751745	11.25%	0
2019	15.560940	19.552801	25.65%	0
2018	16.700352	15.560940	-6.82%	0
2017	13.644423	16.700352	22.40%	0
2016	12.248987	13.644423	11.39%	0
2015	12.636969	12.248987	-3.07%	373
2014	12.088791	12.636969	4.53%	2,755
2013	8.585350	12.088791	40.81%	2,778
2012	7.490901	8.585350	14.61%	4,009
2011	8.643168	7.490901	-13.33%	4,340

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.344870	22.620267	11.18%	939
2019	16.453352	20.344870	23.65%	954
2018	17.820850	16.453352	-7.67%	2,267
2017	15.346745	17.820850	16.12%	1,173
2016	14.206968	15.346745	8.02%	1,215
2015	14.542980	14.206968	-2.31%	1,275
2014	13.414785	14.542980	8.41%	1,709
2013	9.869532	13.414785	35.92%	2,403
2012	9.032885	9.869532	9.26%	3,747
2011	9.518329	9.032885	-5.10%	3,704
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.606561	15.362735	-7.49%	0
2019	12.977208	16.606561	27.97%	0
2018	13.789462	12.977208	-5.89%	0
2017	13.242241	13.789462	4.13%	0
2016	12.594056	13.242241	5.15%	0
2015	13.608279	12.594056	-7.45%	18
2014	10.786184	13.608279	26.16%	67
2013	10.706016	10.786184	0.75%	115
2012	9.442513	10.706016	13.38%	148
2011	9.068332	9.442513	4.13%	3,656
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.922532	23.032889	15.61%	2,088
2019	15.521538	19.922532	28.35%	2,940
2018	16.634560	15.521538	-6.69%	3,047
2017	13.987068	16.634560	18.93%	3,596
2016	12.798644	13.987068	9.29%	4,016
2015	12.924670	12.798644	-0.98%	4,385
2014	11.651302	12.924670	10.93%	1,388
2013*	10.000000	11.651302	16.51%	95
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.017159	10.105129	0.88%	4,602
2019	9.810205	10.017159	2.11%	5,977
2018	9.919881	9.810205	-1.11%	6,264
2017	9.954284	9.919881	-0.35%	6,184
2016	9.899874	9.954284	0.55%	5,859
2015	10.126166	9.899874	-2.23%	12,579
2014	10.271556	10.126166	-1.42%	16,114
2013	10.459462	10.271556	-1.80%	19,486
2012	10.299643	10.459462	1.55%	22,563
2011	10.364036	10.299643	-0.62%	22,192

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.965244	19.858119	17.05%	1,178
2019	13.839448	16.965244	22.59%	1,499
2018	15.914330	13.839448	-13.04%	1,342
2017	14.206955	15.914330	12.02%	1,437
2016	11.980814	14.206955	18.58%	1,603
2015	12.839721	11.980814	-6.69%	1,749
2014	12.518621	12.839721	2.56%	38
2013*	10.000000	12.518621	25.19%	35
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.685003	34.143206	57.45%	1,258
2019	16.154111	21.685003	34.24%	1,605
2018	17.717594	16.154111	-8.82%	1,691
2017	14.161930	17.717594	25.11%	1,996
2016	13.611219	14.161930	4.05%	2,217
2015	13.923002	13.611219	-2.24%	2,193
2014	13.683694	13.923002	1.75%	4,325
2013	10.063484	13.683694	35.97%	11,729
2012	8.948400	10.063484	12.46%	6,497
2011	9.546287	8.948400	-6.26%	11,621
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	41.931659	57.470129	37.06%	0
2019	32.263999	41.931659	29.96%	0
2018	35.201188	32.263999	-8.34%	0
2017	28.805422	35.201188	22.20%	0
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.679059	9.823481	1.49%	971
2019	9.515694	9.679059	1.72%	947
2018	9.602971	9.515694	-0.91%	1,010
2017	9.701982	9.602971	-1.02%	1,140
2016	9.770253	9.701982	-0.70%	1,095
2015	9.941211	9.770253	-1.72%	1,753
2014	10.072317	9.941211	-1.30%	4,914
2013	10.204455	10.072317	-1.29%	7,663
2012	9.944622	10.204455	2.61%	8,643
2011	10.107513	9.944622	-1.61%	7,955

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.684982	38.336500	17.29%	0
2019	26.466960	32.684982	23.49%	0
2018	28.621406	26.466960	-7.53%	0
2017	24.634116	28.621406	16.19%	0
2016	22.855833	24.634116	7.78%	0
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	290
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.427678	12.097093	5.86%	0
2019	10.424747	11.427678	9.62%	0
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.911769	11.408777	4.55%	0
2019	9.701581	10.911769	12.47%	0
2018	10.391977	9.701581	-6.64%	0
2017	9.649008	10.391977	7.70%	0
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.337182	12.307601	8.56%	0
2019	10.809035	11.337182	4.89%	0
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.885643	10.987393	0.93%	11,341
2019	10.677514	10.885643	1.95%	15,054
2018	10.859710	10.677514	-1.68%	18,263
2017	10.932566	10.859710	-0.67%	16,881
2016	11.000168	10.932566	-0.61%	17,849
2015	11.189853	11.000168	-1.70%	17,778
2014	11.321857	11.189853	-1.17%	12,899
2013	11.568009	11.321857	-2.13%	7,963
2012	11.151424	11.568009	3.74%	4,268
2011	11.253389	11.151424	-0.91%	2,128
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.133874	10.154111	0.20%	0
2019	10.058939	10.133874	0.74%	0
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.079075	11.795784	6.47%	7,558
2019	10.433198	11.079075	6.19%	9,108
2018	10.704355	10.433198	-2.53%	9,927
2017	10.409667	10.704355	2.83%	9,772
2016	10.343507	10.409667	0.64%	8,810
2015	10.508572	10.343507	-1.57%	8,887
2014	10.283535	10.508572	2.19%	6,438
2013	10.702435	10.283535	-3.91%	6,413
2012	9.963663	10.702435	7.41%	5,728
2011*	10.000000	9.963663	-0.36%	3,496
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.841337	24.277575	36.07%	0
2019	13.300058	17.841337	34.14%	0
2018	13.243930	13.300058	0.42%	0
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.510861	21.455203	9.97%	0
2019	15.891510	19.510861	22.78%	0
2018	20.029605	15.891510	-20.66%	0
2017	16.129121	20.029605	24.18%	0
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.449244	34.49%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.882653	13.371149	3.79%	0
2019	10.070290	12.882653	27.93%	0
2018	11.218802	10.070290	-10.24%	0
2017*	10.000000	11.218802	12.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.858897	53.082685	26.81%	0
2019	33.172352	41.858897	26.19%	0
2018	33.531154	33.172352	-1.07%	0
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	2,235
2012	11.372924	14.614845	28.51%	2,236
2011	10.502017	11.372924	8.29%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.562948	6.484714	16.57%	0
2019	5.083718	5.562948	9.43%	0
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.718298	6.681783	16.85%	0
2019	5.210600	5.718298	9.74%	0
2018	7.406561	5.210600	-29.65%	0
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.750600	10.382862	-3.42%	0
2019*	10.000000	10.750600	7.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.966216	52.576141	54.79%	0
2019	27.737167	33.966216	22.46%	0
2018	27.912155	27.737167	-0.63%	0
2017	22.605659	27.912155	23.47%	0
2016	21.385589	22.605659	5.71%	559
2015	22.446886	21.385589	-4.73%	633
2014	23.319615	22.446886	-3.74%	772
2013	15.822984	23.319615	47.38%	1,678
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.794259	13.154533	2.82%	0
2019	11.322986	12.794259	12.99%	0
2018	12.465354	11.322986	-9.16%	0
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	32.482134	32.636194	0.47%	0
2019	26.800183	32.482134	21.20%	0
2018	29.033230	26.800183	-7.69%	0
2017	24.965878	29.033230	16.29%	0
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.731578	8.750585	0.22%	0
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	40.177653	40.596965	1.04%	0
2019	34.175027	40.177653	17.56%	0
2018	41.153413	34.175027	-16.96%	0
2017	37.190455	41.153413	10.66%	0
2016	30.392797	37.190455	22.37%	429
2015	32.868914	30.392797	-7.53%	636
2014	30.769933	32.868914	6.82%	833
2013	22.800524	30.769933	34.95%	830
2012	19.629588	22.800524	16.15%	1,592
2011	21.908237	19.629588	-10.40%	2,057
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.050959	14.019166	7.42%	494
2019	12.222402	13.050959	6.78%	486
2018	12.828437	12.222402	-4.72%	512
2017	12.619505	12.828437	1.66%	487
2016	12.328865	12.619505	2.36%	438
2015	12.892289	12.328865	-4.37%	432
2014	12.728673	12.892289	1.29%	803
2013	14.184631	12.728673	-10.26%	3,546
2012	13.472357	14.184631	5.29%	3,692
2011	12.295411	13.472357	9.57%	7,183

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.868221	33.731227	9.27%	0
2019	25.440405	30.868221	21.34%	0
2018	27.960664	25.440405	-9.01%	0
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.471880	30.209279	-0.86%	0
2019	24.092597	30.471880	26.48%	197
2018	28.234414	24.092597	-14.67%	208
2017	25.831977	28.234414	9.30%	220
2016	21.467330	25.831977	20.33%	963
2015	22.245681	21.467330	-3.50%	1,757
2014	19.518511	22.245681	13.97%	3,784
2013	15.324475	19.518511	27.37%	6,301
2012	13.447730	15.324475	13.96%	7,451
2011	13.831236	13.447730	-2.77%	9,414
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.569708	32.199746	-1.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.432750	11.995874	4.93%	0
2019	10.151388	11.432750	12.62%	0
2018	10.662380	10.151388	-4.79%	0
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.328104	10.991857	6.43%	0
2019	9.650739	10.328104	7.02%	0
2018	9.915255	9.650739	-2.67%	0
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.339524	14.561864	1.55%	0
2019	11.473830	14.339524	24.98%	849
2018	12.640824	11.473830	-9.23%	894
2017	11.066538	12.640824	14.23%	992
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.027143	20.152575	18.36%	0
2019	14.747288	17.027143	15.46%	0
2018	16.275779	14.747288	-9.39%	0
2017	14.597450	16.275779	11.50%	0
2016	14.341252	14.597450	1.79%	0
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.827096	13.563704	5.74%	0
2019	10.915013	12.827096	17.52%	0
2018	13.204650	10.915013	-17.34%	0
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	45.151119	48.980004	8.48%	101
2019	37.679360	45.151119	19.83%	98
2018	42.222915	37.679360	-10.76%	94
2017	38.308649	42.222915	10.22%	112
2016	31.073846	38.308649	23.28%	240
2015	32.447778	31.073846	-4.23%	351
2014	31.480821	32.447778	3.07%	669
2013	22.816722	31.480821	37.97%	1,858
2012	20.106417	22.816722	13.48%	5,132
2011	20.390739	20.106417	-1.39%	6,320
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	36.139270	41.711262	15.42%	0
2019	28.169580	36.139270	28.29%	0
2018	30.199104	28.169580	-6.72%	0
2017	25.408165	30.199104	18.86%	0
2016	23.251773	25.408165	9.27%	40
2015	23.510032	23.251773	-1.10%	562
2014	21.199542	23.510032	10.90%	4,038
2013	16.416157	21.199542	29.14%	4,547
2012	14.499648	16.416157	13.22%	6,155
2011	14.551624	14.499648	-0.36%	12,504

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	32.260222	39.026750	20.97%	77
2019	24.231295	32.260222	33.13%	92
2018	26.605784	24.231295	-8.92%	102
2017	21.363167	26.605784	24.54%	119
2016	20.241634	21.363167	5.54%	140
2015	21.220085	20.241634	-4.61%	157
2014	20.071167	21.220085	5.72%	407
2013	16.941897	20.071167	18.47%	810
2012	15.689093	16.941897	7.99%	877
2011	14.714455	15.689093	6.62%	1,355
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.777194	27.877752	17.25%	0
2019	19.960348	23.777194	19.12%	0
2018	25.225162	19.960348	-20.87%	0
2017	20.684320	25.225162	21.95%	0
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.928093	11.390775	4.23%	0
2019	9.565016	10.928093	14.25%	0
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.616725	15.938028	-4.08%	52
2019	13.269039	16.616725	25.23%	42
2018	16.295690	13.269039	-18.57%	0
2017	14.870368	16.295690	9.58%	0
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	0
2013*	10.000000	12.180737	21.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.696994	10.698083	0.01%	0
2019	10.188509	10.696994	4.99%	0
2018	10.401188	10.188509	-2.04%	0
2017	10.254460	10.401188	1.43%	0
2016	9.599118	10.254460	6.83%	0
2015	9.888134	9.599118	-2.92%	0
2014	10.027409	9.888134	-1.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.619678	10.486176	-1.26%	0
2019	9.032085	10.619678	17.58%	0
2018*	10.000000	9.032085	-9.68%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.768657	14.561308	5.76%	0
2019	12.863013	13.768657	7.04%	0
2018	13.223859	12.863013	-2.73%	0
2017	12.998747	13.223859	1.73%	0
2016	12.804334	12.998747	1.52%	0
2015	13.116623	12.804334	-2.38%	48
2014	12.923495	13.116623	1.49%	2,106
2013	13.082341	12.923495	-1.21%	2,364
2012	12.191501	13.082341	7.31%	7,706
2011	12.190654	12.191501	0.01%	8,994
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.398242	13.343715	28.33%	0
2019	8.208629	10.398242	26.67%	0
2018*	10.000000	8.208629	-17.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.202561	18.931787	10.05%	0
2019	15.157378	17.202561	13.49%	0
2018	16.148735	15.157378	-6.14%	0
2017	14.600530	16.148735	10.60%	0
2016	14.150012	14.600530	3.18%	0
2015	14.508393	14.150012	-2.47%	9,851
2014	14.198993	14.508393	2.18%	34,072
2013	12.793112	14.198993	10.99%	34,074
2012	11.693642	12.793112	9.40%	34,335
2011	11.976883	11.693642	-2.36%	34,546
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.793609	21.139916	12.48%	5,774
2019	15.988895	18.793609	17.54%	5,774
2018	17.364091	15.988895	-7.92%	5,774
2017	15.231641	17.364091	14.00%	5,774
2016	14.681779	15.231641	3.75%	13,557
2015	15.042833	14.681779	-2.40%	14,431
2014	14.667963	15.042833	2.56%	44,253
2013	12.936935	14.667963	13.38%	34,629
2012	11.669522	12.936935	10.86%	62,838
2011	12.050735	11.669522	-3.16%	99,356

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.731736	23.710725	14.37%	0
2019	17.036188	20.731736	21.69%	0
2018	18.899226	17.036188	-9.86%	0
2017	15.969231	18.899226	18.35%	19,076
2016	15.310086	15.969231	4.31%	19,643
2015	15.697732	15.310086	-2.47%	53,529
2014	15.284923	15.697732	2.70%	56,184
2013	12.839946	15.284923	19.04%	54,744
2012	11.369757	12.839946	12.93%	59,182
2011	11.933033	11.369757	-4.72%	60,548
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.487098	16.150304	19.75%	0
2019	11.082677	13.487098	21.70%	0
2018	11.829705	11.082677	-6.31%	0
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	41.206902	52.619407	27.70%	0
2019	32.013944	41.206902	28.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.598496	8.290688	-34.19%	0
2019	11.699619	12.598496	7.68%	0
2018	15.862564	11.699619	-26.24%	0
2017	16.638930	15.862564	-4.67%	0
2016	12.710239	16.638930	30.91%	0
2015	16.357623	12.710239	-22.30%	80
2014	19.124767	16.357623	-14.47%	80
2013	15.711387	19.124767	21.73%	80
2012	15.300242	15.711387	2.69%	81
2011	16.459815	15.300242	-7.04%	81
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.251462	30.528254	4.36%	684
2019	23.470854	29.251462	24.63%	678
2018	26.175074	23.470854	-10.33%	686
2017	23.696439	26.175074	10.46%	1,987
2016	20.530551	23.696439	15.42%	3,161
2015	21.865659	20.530551	-6.11%	5,110
2014	20.557336	21.865659	6.36%	7,225
2013	16.401790	20.557336	25.34%	7,126
2012	14.291310	16.401790	14.77%	8,097
2011	14.480127	14.291310	-1.30%	12,295

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.513925	15.311590	5.50%	0
2019	11.414613	14.513925	27.15%	0
2018	12.821584	11.414613	-10.97%	0
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	41.209700	58.003693	40.75%	273
2019	31.370516	41.209700	31.36%	94
2018	32.136944	31.370516	-2.38%	95
2017	24.310026	32.136944	32.20%	115
2016	24.656563	24.310026	-1.41%	1,392
2015	23.522829	24.656563	4.82%	2,611
2014	21.610653	23.522829	8.85%	2,767
2013	16.205978	21.610653	33.35%	3,143
2012	14.448071	16.205978	12.17%	1,796
2011	14.739601	14.448071	-1.98%	7,924
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.123053	15.116608	7.03%	4,000
2019	13.165762	14.123053	7.27%	3,762
2018	13.535596	13.165762	-2.73%	4,022
2017	13.274138	13.535596	1.97%	5,037
2016	12.957186	13.274138	2.45%	8,418
2015	13.328146	12.957186	-2.78%	8,668
2014	12.870188	13.328146	3.56%	18,015
2013	13.403317	12.870188	-3.98%	32,507
2012	12.945119	13.403317	3.54%	55,174
2011	12.334105	12.945119	4.95%	68,360
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	44.204937	51.087250	15.57%	40
2019	36.602398	44.204937	20.77%	210
2018	43.806070	36.602398	-16.44%	300
2017	37.062979	43.806070	18.19%	1,303
2016	33.771382	37.062979	9.75%	1,235
2015	35.013378	33.771382	-3.55%	2,249
2014	33.678383	35.013378	3.96%	4,887
2013	25.279972	33.678383	33.22%	8,386
2012	22.506390	25.279972	12.32%	10,274
2011	25.747562	22.506390	-12.59%	15,513

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.052135	29.460920	13.08%	96
2019	20.839211	26.052135	25.01%	113
2018	25.024092	20.839211	-16.72%	119
2017	19.632729	25.024092	27.46%	641
2016	21.135613	19.632729	-7.11%	708
2015	20.868102	21.135613	1.28%	735
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.340910	12.192359	-8.61%	0
2019	11.066525	13.340910	20.55%	0
2018	12.066837	11.066525	-8.29%	0
2017	11.858851	12.066837	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	37.261975	39.465489	5.91%	0
2019	28.339450	37.261975	31.48%	0
2018	35.037477	28.339450	-19.12%	123
2017	30.005470	35.037477	16.77%	139
2016	28.004041	30.005470	7.15%	157
2015	29.502307	28.004041	-5.08%	178
2014	28.249184	29.502307	4.44%	361
2013	22.130733	28.249184	27.65%	415
2012	17.764050	22.130733	24.58%	695
2011	19.916759	17.764050	-10.81%	704
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.134678	15.486584	9.56%	0
2019	12.027235	14.134678	17.52%	0
2018	13.577929	12.027235	-11.42%	0
2017	12.365894	13.577929	9.80%	0
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.959475	16.744087	-1.27%	0
2019	14.903402	16.959475	13.80%	0
2018	15.885191	14.903402	-6.18%	0
2017	14.771344	15.885191	7.54%	0
2016	13.211539	14.771344	11.81%	0
2015	14.497013	13.211539	-8.87%	1,415
2014	14.132974	14.497013	2.58%	6,692
2013	12.650361	14.132974	11.72%	8,233
2012	11.453388	12.650361	10.45%	9,108
2011	11.408652	11.453388	0.39%	20,135
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	35.787143	40.693102	13.71%	0
2019	28.242868	35.787143	26.71%	0
2018	30.347963	28.242868	-6.94%	100
2017	25.671815	30.347963	18.22%	113
2016	22.561489	25.671815	13.79%	128
2015	23.881409	22.561489	-5.53%	144
2014	22.402200	23.881409	6.60%	161
2013	17.617147	22.402200	27.16%	633
2012	16.048634	17.617147	9.77%	679
2011	15.440812	16.048634	3.94%	4,122
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.918745	42.202634	3.14%	279
2019	33.029755	40.918745	23.88%	231
2018	38.670023	33.029755	-14.59%	216
2017	35.640501	38.670023	8.50%	220
2016	27.919019	35.640501	27.66%	648
2015	30.745576	27.919019	-9.19%	747
2014	31.179122	30.745576	-1.39%	2,555
2013	23.340627	31.179122	33.58%	4,852
2012	20.108351	23.340627	16.07%	11,698
2011	21.308778	20.108351	-5.63%	17,127
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.926944	13.703876	14.90%	0
2019	9.600963	11.926944	24.23%	0
2018	11.630101	9.600963	-17.45%	0
2017	8.447148	11.630101	37.68%	0
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.844740	20.201530	-3.09%	0
2019	18.892263	20.844740	10.33%	0
2018	22.789432	18.892263	-17.10%	0
2017	19.916586	22.789432	14.42%	0
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	2,697
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.174205	8.520208	-7.13%	0
2019	9.172039	9.174205	0.02%	0
2018	9.177639	9.172039	-0.06%	0
2017	9.182821	9.177639	-0.06%	0
2016	9.097594	9.182821	0.94%	0
2015	9.695951	9.097594	-6.17%	119
2014	9.710786	9.695951	-0.15%	1,828
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.459315	12.718889	2.08%	0
2019	11.352047	12.459315	9.75%	0
2018	12.103922	11.352047	-6.21%	0
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.991730	10.455201	4.64%	0
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.609599	10.118340	5.29%	0
2019	9.332830	9.609599	2.97%	0
2018	10.028380	9.332830	-6.94%	0
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.517371	31.350909	39.23%	0
2019	16.833321	22.517371	33.77%	0
2018	17.865078	16.833321	-5.78%	0
2017	14.342774	17.865078	24.56%	0
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.597803	45.98%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	41.162570	51.393357	24.85%	0
2019	31.935913	41.162570	28.89%	0
2018	37.612542	31.935913	-15.09%	0
2017	28.138290	37.612542	33.67%	0
2016	28.741527	28.138290	-2.10%	0
2015	28.274821	28.741527	1.65%	0
2014	28.256219	28.274821	0.07%	0
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.464992	10.567912	0.98%	0
2019	9.649632	10.464992	8.45%	0
2018	10.310651	9.649632	-6.41%	0
2017	9.916521	10.310651	3.97%	0
2016	9.516953	9.916521	4.20%	0
2015	9.954297	9.516953	-4.39%	0
2014	9.905471	9.954297	0.49%	2,369
2013	10.139690	9.905471	-2.31%	2,643
2012*	10.000000	10.139690	1.40%	2,911
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.697745	36.450288	11.48%	757
2019	25.313892	32.697745	29.17%	789
2018	28.095282	25.313892	-9.90%	964
2017	24.565657	28.095282	14.37%	1,029
2016	22.509595	24.565657	9.13%	2,522
2015	22.265508	22.509595	1.10%	3,220
2014	20.569009	22.265508	8.25%	8,596
2013	15.960199	20.569009	28.88%	20,704
2012	13.959700	15.960199	14.33%	45,291
2011	14.281674	13.959700	-2.25%	60,760

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.868269	16.949767	6.82%	0
2019	12.943199	15.868269	22.60%	0
2018	14.934494	12.943199	-13.33%	0
2017	13.284075	14.934494	12.42%	0
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.440878	50.957629	17.30%	163
2019	35.125271	43.440878	23.67%	307
2018	40.048651	35.125271	-12.29%	294
2017	35.855165	40.048651	11.70%	330
2016	31.074615	35.855165	15.38%	442
2015	33.749328	31.074615	-7.93%	484
2014	30.827666	33.749328	9.48%	1,226
2013	22.357865	30.827666	37.88%	1,316
2012	19.379189	22.357865	15.37%	1,015
2011	20.246317	19.379189	-4.28%	1,244
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.641202	12.629207	18.68%	158
2019	8.481938	10.641202	25.46%	186
2018	10.754339	8.481938	-21.13%	0
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.804938	18.763968	11.66%	0
2019	14.074053	16.804938	19.40%	0
2018	15.181299	14.074053	-7.29%	0
2017	13.090311	15.181299	15.97%	0
2016	13.701831	13.090311	-4.46%	0
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	0
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	1,669

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.323856	13.851506	3.96%	0
2019	12.220949	13.323856	9.02%	0
2018	12.734669	12.220949	-4.03%	0
2017	12.174147	12.734669	4.60%	0
2016	10.685851	12.174147	13.93%	0
2015	11.656668	10.685851	-8.33%	0
2014	11.666264	11.656668	-0.08%	0
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.409902	31.279596	46.10%	230
2019	15.829696	21.409902	35.25%	0
2018	16.155763	15.829696	-2.02%	0
2017	12.983884	16.155763	24.43%	0
2016	12.478277	12.983884	4.05%	0
2015	13.507213	12.478277	-7.62%	0
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.708568	34.334062	11.81%	0
2019	25.614093	30.708568	19.89%	0
2018	26.014158	25.614093	-1.54%	0
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.262550	11.094003	8.10%	1,393
2019	9.578021	10.262550	7.15%	0
2018	9.896884	9.578021	-3.22%	0
2017	9.765727	9.896884	1.34%	0
2016	9.742955	9.765727	0.23%	0
2015*	10.000000	9.742955	-2.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.474022	71.535446	36.33%	21
2019	39.106046	52.474022	34.18%	28
2018	39.214255	39.106046	-0.28%	31
2017	30.763694	39.214255	27.47%	367
2016	30.776024	30.763694	-0.04%	417
2015	28.040748	30.776024	9.75%	557
2014	26.365808	28.040748	6.35%	2,180
2013	20.544547	26.365808	28.33%	2,323
2012	16.917674	20.544547	21.44%	2,742
2011	18.540512	16.917674	-8.75%	4,649
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.270126	47.692869	47.79%	0
2019	22.726006	32.270126	42.00%	0
2018	22.971767	22.726006	-1.07%	0
2017	16.166132	22.971767	42.10%	0
2016	14.480865	16.166132	11.64%	0
2015	14.113205	14.480865	2.61%	0
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.285063	34.452225	13.76%	0
2019	24.376995	30.285063	24.24%	0
2018	29.299767	24.376995	-16.80%	0
2017	22.843636	29.299767	28.26%	0
2016	24.971763	22.843636	-8.52%	0
2015	27.927566	24.971763	-10.58%	0
2014	32.404704	27.927566	-13.82%	0
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.860928	9.545295	-3.20%	0
2019	8.512669	9.860928	15.84%	0
2018	10.661459	8.512669	-20.15%	0
2017	8.505889	10.661459	25.34%	0
2016	7.182082	8.505889	18.43%	0
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.431762	10.988018	5.33%	0
2019	9.813871	10.431762	6.30%	0
2018	10.113958	9.813871	-2.97%	0
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.643893	30.896193	42.75%	242
2019	15.625004	21.643893	38.52%	0
2018	16.216059	15.625004	-3.64%	0
2017	13.090537	16.216059	23.88%	0
2016	12.270492	13.090537	6.68%	889
2015	12.788982	12.270492	-4.05%	967
2014	14.100140	12.788982	-9.30%	1,056
2013	10.183068	14.100140	38.47%	982
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.620631	37.062764	1.21%	1,297
2019	28.839504	36.620631	26.98%	765
2018	32.815061	28.839504	-12.12%	786
2017	28.518202	32.815061	15.07%	808
2016	25.562297	28.518202	11.56%	2,497
2015	26.316484	25.562297	-2.87%	3,225
2014	24.355034	26.316484	8.05%	8,027
2013	18.318495	24.355034	32.95%	17,688
2012	16.122926	18.318495	13.62%	39,606
2011	16.519974	16.122926	-2.40%	56,069
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.810127	12.242320	13.25%	0
2019*	10.000000	10.810127	8.10%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.927477	24.665705	17.86%	749
2019	16.986135	20.927477	23.20%	814
2018	19.192306	16.986135	-11.50%	868
2017	15.433584	19.192306	24.35%	942
2016	15.157397	15.433584	1.82%	1,344
2015	14.539877	15.157397	4.25%	1,546
2014	14.662964	14.539877	-0.84%	1,697
2013	11.716593	14.662964	25.15%	2,740
2012	10.307925	11.716593	13.67%	513
2011	10.702750	10.307925	-3.69%	968
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.047632	20.425821	19.82%	0
2019	12.455953	17.047632	36.86%	0
2018	12.632368	12.455953	-1.40%	0
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.264009	32.64%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.575142	35.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.611311	14.353275	5.45%	0
2019	12.550316	13.611311	8.45%	0
2018	12.918941	12.550316	-2.85%	0
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	552
2012	11.199459	11.990000	7.06%	3,988
2011	10.836056	11.199459	3.35%	4,615
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.277270	25.120956	3.48%	0
2019	21.687075	24.277270	11.94%	0
2018	23.797281	21.687075	-8.87%	0
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.535050	11.147682	-3.36%	0
2019	9.200502	11.535050	25.37%	0
2018	10.188317	9.200502	-9.70%	0
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.667356	23.129191	11.91%	0
2019	16.998493	20.667356	21.58%	0
2018	18.680041	16.998493	-9.00%	0
2017	16.210537	18.680041	15.23%	0
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.657525	18.710237	47.82%	1,218
2019	9.718020	12.657525	30.25%	1,623
2018	11.895432	9.718020	-18.30%	1,632
2017	9.663559	11.895432	23.10%	1,542
2016	10.104996	9.663559	-4.37%	4,756
2015	10.373896	10.104996	-2.59%	4,922
2014	10.725252	10.373896	-3.28%	14,021
2013	9.034304	10.725252	18.72%	31,116
2012	7.976413	9.034304	13.26%	80,595
2011	9.000995	7.976413	-11.38%	96,675
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.378935	20.182569	9.81%	39,360
2019	15.519128	18.378935	18.43%	44,021
2018	16.659012	15.519128	-6.84%	46,671
2017	14.672143	16.659012	13.54%	60,819
2016	13.727661	14.672143	6.88%	72,391
2015	13.864243	13.727661	-0.99%	66,918
2014	13.467867	13.864243	2.94%	43,428
2013	11.141370	13.467867	20.88%	60,925
2012	9.820076	11.141370	13.46%	106,631
2011	9.922759	9.820076	-1.03%	140,396
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.490699	12.303860	7.08%	57,894
2019	10.753223	11.490699	6.86%	62,821
2018	11.087281	10.753223	-3.01%	68,665
2017	10.955312	11.087281	1.20%	86,298
2016	10.884112	10.955312	0.65%	86,858
2015	11.126283	10.884112	-2.18%	77,287
2014	10.809399	11.126283	2.93%	53,697
2013	11.315634	10.809399	-4.47%	56,889
2012	10.995134	11.315634	2.91%	62,626
2011	10.606108	10.995134	3.67%	80,055
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.679469	28.893005	27.40%	1,022
2019	17.161755	22.679469	32.15%	1,169
2018	19.326108	17.161755	-11.20%	1,245
2017	15.048988	19.326108	28.42%	1,896
2016	15.318758	15.048988	-1.76%	2,822
2015	14.663961	15.318758	4.47%	3,098
2014	14.686033	14.663961	-0.15%	4,411
2013	11.643199	14.686033	26.13%	5,261
2012	9.726901	11.643199	19.70%	4,090
2011	10.938302	9.726901	-11.07%	5,161

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.398597	36.242801	48.54%	1,131
2019	19.099330	24.398597	27.75%	1,383
2018	19.610087	19.099330	-2.60%	1,353
2017	15.648893	19.610087	25.31%	2,530
2016	14.632935	15.648893	6.94%	3,398
2015	14.022697	14.632935	4.35%	5,180
2014	13.234019	14.022697	5.96%	10,012
2013	10.413584	13.234019	27.08%	15,031
2012	9.046835	10.413584	15.11%	16,216
2011	9.680230	9.046835	-6.54%	21,380
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.546997	21.672362	10.87%	34,996
2019	15.863919	19.546997	23.22%	40,952
2018	16.542715	15.863919	-4.10%	43,071
2017	13.836706	16.542715	19.56%	60,855
2016	12.702711	13.836706	8.93%	74,458
2015	12.816088	12.702711	-0.88%	71,261
2014	11.858170	12.816088	8.08%	55,665
2013	9.095307	11.858170	30.38%	59,944
2012	7.924459	9.095307	14.78%	83,535
2011	8.266547	7.924459	-4.14%	114,508
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.695812	16.014565	2.03%	117
2019	14.663487	15.695812	7.04%	1,469
2018	15.315903	14.663487	-4.26%	1,497
2017	14.689575	15.315903	4.26%	2,490
2016	13.788618	14.689575	6.53%	3,947
2015	14.481429	13.788618	-4.78%	4,267
2014	14.217275	14.481429	1.86%	4,624
2013	14.664939	14.217275	-3.05%	6,500
2012	13.325004	14.664939	10.06%	4,880
2011	12.875031	13.325004	3.49%	5,458
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.900524	35.501940	7.91%	859
2019	26.006962	32.900524	26.51%	869
2018	26.600949	26.006962	-2.23%	931
2017	22.560885	26.600949	17.91%	1,072
2016	20.698736	22.560885	9.00%	2,597
2015	20.971602	20.698736	-1.30%	3,402
2014	19.128379	20.971602	9.64%	8,350
2013	14.915989	19.128379	28.24%	18,409
2012	13.362918	14.915989	11.62%	40,233
2011	13.576782	13.362918	-1.58%	54,992

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.555006	32.988673	1.33%	904
2019	26.142370	32.555006	24.53%	506
2018	28.814927	26.142370	-9.27%	529
2017	24.969561	28.814927	15.40%	596
2016	21.658570	24.969561	15.29%	2,230
2015	23.628957	21.658570	-8.34%	2,443
2014	22.124037	23.628957	6.80%	4,467
2013	16.676857	22.124037	32.66%	8,015
2012	14.393787	16.676857	15.86%	16,239
2011	15.063527	14.393787	-4.45%	21,422
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.969751	12.320507	12.31%	0
2019	9.733250	10.969751	12.70%	0
2018	10.846777	9.733250	-10.27%	0
2017	9.340096	10.846777	16.13%	0
2016	9.250168	9.340096	0.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.714981	17.343774	10.36%	0
2019	12.929530	15.714981	21.54%	0
2018	14.775950	12.929530	-12.50%	0
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	1
2011	9.037008	8.295902	-8.20%	70
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.102902	15.166469	7.54%	502
2019	12.380298	14.102902	13.91%	503
2018	13.467439	12.380298	-8.07%	503
2017	12.257304	13.467439	9.87%	504
2016	11.780796	12.257304	4.04%	505
2015	12.143745	11.780796	-2.99%	505
2014	11.874946	12.143745	2.26%	65,242
2013	10.562844	11.874946	12.42%	110,911
2012	9.700454	10.562844	8.89%	131,239
2011	10.027838	9.700454	-3.26%	258,171

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.187991	16.599487	9.29%	0
2019	12.882537	15.187991	17.90%	0
2018	14.307720	12.882537	-9.96%	0
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	34,906
2013	10.140761	12.055552	18.88%	62,846
2012	9.101244	10.140761	11.42%	63,180
2011	9.613325	9.101244	-5.33%	78,148
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.351534	13.030261	5.50%	3,299
2019	11.382568	12.351534	8.51%	8,841
2018	11.920765	11.382568	-4.51%	9,530
2017	11.430372	11.920765	4.29%	11,015
2016	11.143052	11.430372	2.58%	14,191
2015	11.448690	11.143052	-2.67%	14,415
2014	11.299369	11.448690	1.32%	31,646
2013	10.982338	11.299369	2.89%	34,145
2012	10.419919	10.982338	5.40%	91,248
2011	10.478811	10.419919	-0.56%	94,652
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.021049	12.380893	2.99%	0
2019	10.768381	12.021049	11.63%	0
2018	11.812087	10.768381	-8.84%	0
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.505752	13.164312	5.27%	0
2019	11.050914	12.505752	13.16%	0
2018	12.129939	11.050914	-8.90%	0
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.693190	15.946721	8.53%	27,207
2019	12.683946	14.693190	15.84%	29,308
2018	13.924425	12.683946	-8.91%	32,542
2017	12.459980	13.924425	11.75%	38,107
2016	11.904805	12.459980	4.66%	42,038
2015	12.272399	11.904805	-3.00%	71,516
2014	11.969453	12.272399	2.53%	124,129
2013	10.362445	11.969453	15.51%	122,516
2012	9.405547	10.362445	10.17%	103,191
2011	9.821305	9.405547	-4.23%	164,601
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.437615	16.992366	10.07%	16,883
2019	12.881014	15.437615	19.85%	0
2018	14.518437	12.881014	-11.28%	0
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	3,774
2015	12.308708	11.886699	-3.43%	7,869
2014	12.005828	12.308708	2.52%	8,613
2013	9.852628	12.005828	21.85%	125,462
2012	8.769858	9.852628	12.35%	370,106
2011	9.382225	8.769858	-6.53%	416,830
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.607953	14.550819	6.93%	22,567
2019	12.142053	13.607953	12.07%	22,992
2018	13.004341	12.142053	-6.63%	31,335
2017	12.069112	13.004341	7.75%	31,782
2016	11.612009	12.069112	3.94%	32,238
2015	11.970472	11.612009	-2.99%	32,721
2014	11.729710	11.970472	2.05%	26,719
2013	10.754332	11.729710	9.07%	41,729
2012	9.967594	10.754332	7.89%	43,846
2011	10.192952	9.967594	-2.21%	29,323
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.675270	15.134435	3.13%	3,150
2019	13.305697	14.675270	10.29%	2,850
2018	16.097531	13.305697	-17.34%	2,452
2017	13.377552	16.097531	20.33%	2,435
2016	13.492419	13.377552	-0.85%	6,282
2015	14.319716	13.492419	-5.78%	6,216
2014	15.899946	14.319716	-9.94%	12,900
2013	13.502774	15.899946	17.75%	23,403
2012	11.518399	13.502774	17.23%	58,825
2011	13.414082	11.518399	-14.13%	70,954
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.734398	17.34%	184

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.521726	13.109033	4.69%	2,575
2019	11.748880	12.521726	6.58%	2,524
2018	12.066844	11.748880	-2.64%	2,774
2017	11.812447	12.066844	2.15%	2,692
2016	11.472487	11.812447	2.96%	3,907
2015	11.804603	11.472487	-2.81%	3,958
2014	11.501237	11.804603	2.64%	9,664
2013	11.985097	11.501237	-4.04%	18,446
2012	11.373008	11.985097	5.38%	19,041
2011	10.917498	11.373008	4.17%	29,221
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.355628	14.279038	6.91%	115
2019	12.428841	13.355628	7.46%	120
2018	12.864380	12.428841	-3.39%	0
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	448
2013	12.952001	12.439242	-3.96%	1,215
2012	12.332403	12.952001	5.02%	1,145
2011	11.859763	12.332403	3.99%	1,064
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.503237	10.683817	1.72%	0
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.515934	37.133579	10.79%	0
2019	27.866488	33.515934	20.27%	0
2018	34.518414	27.866488	-19.27%	0
2017	24.927100	34.518414	38.48%	0
2016	23.652550	24.927100	5.39%	0
2015	28.798079	23.652550	-17.87%	38
2014	31.156320	28.798079	-7.57%	38
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.883079	23.786504	3.95%	0
2019	20.339865	22.883079	12.50%	0
2018	21.388079	20.339865	-4.90%	0
2017	20.431656	21.388079	4.68%	0
2016	18.252878	20.431656	11.94%	0
2015	19.114320	18.252878	-4.51%	0
2014	19.009644	19.114320	0.55%	0
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.116624	12.603023	4.01%	4,318
2019	11.628436	12.116624	4.20%	4,349
2018	11.866668	11.628436	-2.01%	4,822
2017	11.854920	11.866668	0.10%	4,704
2016	12.001029	11.854920	-1.22%	6,871
2015	12.253042	12.001029	-2.06%	6,918
2014	11.950681	12.253042	2.53%	17,802
2013	12.703573	11.950681	-5.93%	31,810
2012	12.572529	12.703573	1.04%	52,433
2011	11.954538	12.572529	5.17%	62,072
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.645223	8.497281	-1.71%	2,342
2019	8.662835	8.645223	-0.20%	2,337
2018	8.714877	8.662835	-0.60%	2,509
2017	8.850415	8.714877	-1.53%	3,675
2016	9.025259	8.850415	-1.94%	4,844
2015	9.204747	9.025259	-1.95%	4,825
2014	9.387808	9.204747	-1.95%	23,018
2013	9.574509	9.387808	-1.95%	27,646
2012	9.765449	9.574509	-1.96%	28,016
2011	9.959114	9.765449	-1.94%	35,033
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.717657	10.260392	5.59%	0
2019	8.334556	9.717657	16.59%	0
2018	9.978335	8.334556	-16.47%	0
2017	8.008003	9.978335	24.60%	0
2016	8.115402	8.008003	-1.32%	0
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	628
2013	7.621717	8.785622	15.27%	1,599
2012	6.746396	7.621717	12.97%	1,630
2011	7.644830	6.746396	-11.75%	1,752
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.815062	11.359940	5.04%	0
2019	9.100608	10.815062	18.84%	0
2018	10.809728	9.100608	-15.81%	0
2017	8.857738	10.809728	22.04%	0
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	110
2013	8.515928	10.104360	18.65%	132
2012	7.347534	8.515928	15.90%	171
2011	8.598280	7.347534	-14.55%	188

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	30.172711	33.376054	10.62%	16,769
2019	24.870450	30.172711	21.32%	27,651
2018	27.832483	24.870450	-10.64%	27,696
2017	23.967273	27.832483	16.13%	29,884
2016	22.328548	23.967273	7.34%	40,922
2015	23.002243	22.328548	-2.93%	45,560
2014	22.345704	23.002243	2.94%	149,516
2013	17.909927	22.345704	24.77%	214,190
2012	15.760488	17.909927	13.64%	257,786
2011	16.731092	15.760488	-5.80%	377,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.554030	18.830739	7.27%	9,509
2019	15.521865	17.554030	13.09%	10,322
2018	16.639227	15.521865	-6.72%	21,593
2017	15.269557	16.639227	8.97%	22,445
2016	14.649101	15.269557	4.24%	23,325
2015	14.966448	14.649101	-2.12%	24,274
2014	14.594888	14.966448	2.55%	5,558
2013	13.123412	14.594888	11.21%	4,620
2012	12.236480	13.123412	7.25%	1,627
2011	12.369869	12.236480	-1.08%	4,382
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.384287	23.403514	9.44%	0
2019	18.183629	21.384287	17.60%	0
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	5,656
2013	14.144874	16.572851	17.17%	77,023
2012	12.852412	14.144874	10.06%	97,053
2011	13.231289	12.852412	-2.86%	89,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.369320	15.035246	4.63%	4,745
2019	13.379613	14.369320	7.40%	5,072
2018	13.897812	13.379613	-3.73%	5,413
2017	13.411307	13.897812	3.63%	5,762
2016	13.117976	13.411307	2.24%	10,480
2015	13.343536	13.117976	-1.69%	11,159
2014	13.099296	13.343536	1.86%	7,803
2013	12.744055	13.099296	2.79%	2,203
2012	12.358508	12.744055	3.12%	29,594
2011	12.244822	12.358508	0.93%	24,523

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.018015	12.321032	2.52%	0
2019	10.847076	12.018015	10.79%	0
2018	11.723551	10.847076	-7.48%	0
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.584132	13.119554	4.25%	0
2019	11.136286	12.584132	13.00%	0
2018	12.091059	11.136286	-7.90%	0
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.286865	24.112847	8.19%	39,286
2019	19.304470	22.286865	15.45%	41,296
2018	20.876366	19.304470	-7.53%	47,290
2017	18.853199	20.876366	10.73%	49,798
2016	17.945268	18.853199	5.06%	70,940
2015	18.363639	17.945268	-2.28%	107,678
2014	17.806277	18.363639	3.13%	158,769
2013	15.571226	17.806277	14.35%	302,639
2012	14.332048	15.571226	8.65%	357,788
2011	14.622383	14.332048	-1.99%	436,784
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.959841	29.693159	10.14%	0
2019	22.569455	26.959841	19.45%	0
2018	24.948616	22.569455	-9.54%	0
2017	21.806289	24.948616	14.41%	2,009
2016	20.500037	21.806289	6.37%	3,751
2015	21.061472	20.500037	-2.67%	19,154
2014	20.465842	21.061472	2.91%	126,654
2013	17.056007	20.465842	19.99%	277,263
2012	15.291798	17.056007	11.54%	729,667
2011	15.934161	15.291798	-4.03%	916,291

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.194509	19.365501	6.44%	26,450
2019	16.351622	18.194509	11.27%	29,048
2018	17.325210	16.351622	-5.62%	31,620
2017	16.178521	17.325210	7.09%	35,906
2016	15.609193	16.178521	3.65%	38,821
2015	15.924497	15.609193	-1.98%	41,823
2014	15.506288	15.924497	2.70%	40,752
2013	14.312546	15.506288	8.34%	36,972
2012	13.511552	14.312546	5.93%	68,208
2011	13.501187	13.511552	0.08%	83,577
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.427445	10.952559	5.04%	0
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.726956	12.175430	13.50%	0
2019*	10.000000	10.726956	7.27%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.578662	27.487682	27.38%	288
2019	16.900612	21.578662	27.68%	333
2018	17.836292	16.900612	-5.25%	574
2017	14.005235	17.836292	27.35%	661
2016	14.004290	14.005235	0.01%	1,672
2015	13.849379	14.004290	1.12%	2,144
2014	12.823434	13.849379	8.00%	7,160
2013	9.729903	12.823434	31.79%	16,423
2012	8.544698	9.729903	13.87%	35,428
2011	9.005380	8.544698	-5.12%	56,432
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.690005	13.324951	5.00%	0
2019	10.878676	12.690005	16.65%	0
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.602158	15.316945	4.90%	0
2019	12.208720	14.602158	19.60%	0
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.458911	42.371558	16.22%	74
2019	27.075736	36.458911	34.66%	80
2018	28.049481	27.075736	-3.47%	251
2017	22.511913	28.049481	24.60%	289
2016	22.219702	22.511913	1.32%	776
2015	21.619027	22.219702	2.78%	3,677
2014	20.309979	21.619027	6.45%	9,187
2013	15.198751	20.309979	33.63%	20,000
2012	13.090219	15.198751	16.11%	25,506
2011	13.691636	13.090219	-4.39%	39,597
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.126785	27.962528	-0.58%	0
2019	22.644063	28.126785	24.21%	608
2018	25.513247	22.644063	-11.25%	606
2017	23.994518	25.513247	6.33%	2,036
2016	20.355923	23.994518	17.87%	2,109
2015	21.725846	20.355923	-6.31%	4,172
2014	19.617821	21.725846	10.75%	7,422
2013	15.195144	19.617821	29.11%	9,911
2012	13.541825	15.195144	12.21%	15,803
2011	13.743741	13.541825	-1.47%	21,269
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.780181	17.80%	692
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.111266	48.923500	10.91%	176
2019	35.804190	44.111266	23.20%	181
2018	41.212182	35.804190	-13.12%	169
2017	36.301282	41.212182	13.53%	197
2016	30.776705	36.301282	17.95%	232
2015	32.204971	30.776705	-4.43%	910
2014	30.017686	32.204971	7.29%	1,853
2013	23.010003	30.017686	30.45%	1,963
2012	19.977903	23.010003	15.18%	4,556
2011	20.906373	19.977903	-4.44%	5,129
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.148562	20.498751	-3.07%	1,040
2019	17.416072	21.148562	21.43%	880
2018	20.455517	17.416072	-14.86%	1,121
2017	18.325112	20.455517	11.63%	1,212
2016	15.892422	18.325112	15.31%	2,404
2015	16.690140	15.892422	-4.78%	2,695
2014	14.546263	16.690140	14.74%	5,790
2013	10.934308	14.546263	33.03%	17,531
2012	9.585454	10.934308	14.07%	43,481
2011	10.008039	9.585454	-4.22%	55,772

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.565057	44.866914	37.78%	38
2019	24.533416	32.565057	32.74%	46
2018	27.264414	24.533416	-10.02%	46
2017	22.307047	27.264414	22.22%	648
2016	21.052971	22.307047	5.96%	729
2015	21.358593	21.052971	-1.43%	786
2014	21.244174	21.358593	0.54%	869
2013	15.051287	21.244174	41.15%	804
2012	13.574086	15.051287	10.88%	1,090
2011	13.963762	13.574086	-2.79%	1,249
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.660685	37.725542	2.90%	98
2019	31.501744	36.660685	16.38%	78
2018	38.770960	31.501744	-18.75%	68
2017	36.357369	38.770960	6.64%	67
2016	29.517622	36.357369	23.17%	74
2015	32.125237	29.517622	-8.12%	78
2014	30.688022	32.125237	4.68%	80
2013	22.351848	30.688022	37.30%	78
2012	18.949634	22.351848	17.95%	61
2011	20.440477	18.949634	-7.29%	74
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	38.155222	45.775023	19.97%	0
2019	31.043344	38.155222	22.91%	0
2018	36.326525	31.043344	-14.54%	0
2017	32.727135	36.326525	11.00%	0
2016	27.236083	32.727135	20.16%	0
2015	28.314416	27.236083	-3.81%	0
2014	28.717928	28.314416	-1.41%	0
2013	20.838481	28.717928	37.81%	253
2012	18.445249	20.838481	12.97%	291
2011	19.970280	18.445249	-7.64%	344
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.436801	21.611676	11.19%	0
2019	15.476505	19.436801	25.59%	0
2018	16.618259	15.476505	-6.87%	0
2017	13.584255	16.618259	22.33%	0
2016	12.201172	13.584255	11.34%	0
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	1,060
2011	8.631396	7.476887	-13.38%	1,123

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.224184	22.474625	11.13%	1,322
2019	16.364088	20.224184	23.59%	1,367
2018	17.733263	16.364088	-7.72%	1,340
2017	15.279085	17.733263	16.06%	1,492
2016	14.151526	15.279085	7.97%	3,698
2015	14.493622	14.151526	-2.36%	3,985
2014	13.376068	14.493622	8.35%	12,326
2013	9.846058	13.376068	35.85%	25,862
2012	9.016009	9.846058	9.21%	63,005
2011	9.505383	9.016009	-5.15%	82,095
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.508067	15.263835	-7.54%	0
2019	12.906811	16.508067	27.90%	0
2018	13.721699	12.906811	-5.94%	0
2017	13.183858	13.721699	4.08%	0
2016	12.544898	13.183858	5.09%	0
2015	13.562081	12.544898	-7.50%	170
2014	10.755035	13.562081	26.10%	170
2013	10.680542	10.755035	0.70%	171
2012	9.424859	10.680542	13.32%	171
2011	9.055986	9.424859	4.07%	171
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.854940	22.943047	15.55%	62
2019	15.476759	19.854940	28.29%	71
2018	16.595079	15.476759	-6.74%	0
2017	13.960961	16.595079	18.87%	0
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.957752	10.040075	0.83%	1,823
2019	9.756995	9.957752	2.06%	3,089
2018	9.871129	9.756995	-1.16%	3,348
2017	9.910394	9.871129	-0.40%	4,329
2016	9.861228	9.910394	0.50%	5,181
2015	10.091776	9.861228	-2.28%	5,222
2014	10.241887	10.091776	-1.47%	8,982
2013	10.434583	10.241887	-1.85%	7,775
2012	10.280398	10.434583	1.50%	8,727
2011	10.349954	10.280398	-0.67%	8,908

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.907639	19.780602	16.99%	0
2019	13.799493	16.907639	22.52%	0
2018	15.876540	13.799493	-13.08%	0
2017	14.180420	15.876540	11.96%	0
2016	11.964520	14.180420	18.52%	0
2015	12.828800	11.964520	-6.74%	0
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.556424	33.923477	57.37%	967
2019	16.066510	21.556424	34.17%	1,267
2018	17.630562	16.066510	-8.87%	1,315
2017	14.099530	17.630562	25.04%	1,589
2016	13.558135	14.099530	3.99%	3,078
2015	13.875771	13.558135	-2.29%	6,093
2014	13.644232	13.875771	1.70%	11,029
2013	10.039569	13.644232	35.90%	24,010
2012	8.931698	10.039569	12.40%	44,095
2011	9.533309	8.931698	-6.31%	67,039
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	41.569799	56.945149	36.99%	0
2019	32.001880	41.569799	29.90%	0
2018	34.933127	32.001880	-8.39%	0
2017	28.600591	34.933127	22.14%	0
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.596123	9.734343	1.44%	1,701
2019	9.438966	9.596123	1.66%	1,571
2018	9.530418	9.438966	-0.96%	1,570
2017	9.633568	9.530418	-1.07%	2,785
2016	9.706292	9.633568	-0.75%	4,017
2015	9.881184	9.706292	-1.77%	3,822
2014	10.016598	9.881184	-1.35%	9,912
2013	10.153185	10.016598	-1.35%	11,831
2012	9.899724	10.153185	2.56%	18,158
2011	10.066997	9.899724	-1.66%	28,859

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.408460	37.992807	17.23%	0
2019	26.256417	32.408460	23.43%	0
2018	28.408292	26.256417	-7.57%	0
2017	24.463118	28.408292	16.13%	0
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	866
2014	21.498966	23.268227	8.23%	1,426
2013	15.934428	21.498966	34.92%	2,685
2012	14.644211	15.934428	8.81%	2,725
2011	15.409556	14.644211	-4.97%	4,179
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.383062	12.043708	5.80%	0
2019	10.389346	11.383062	9.56%	0
2018	11.207615	10.389346	-7.30%	0
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.874734	11.364259	4.50%	0
2019	9.673586	10.874734	12.42%	0
2018	10.367293	9.673586	-6.69%	0
2017	9.630977	10.367293	7.65%	0
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.275685	12.234613	8.50%	0
2019	10.755888	11.275685	4.83%	0
2018	11.436860	10.755888	-5.95%	0
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.826579	10.922208	0.88%	4,613
2019	10.624998	10.826579	1.90%	4,536
2018	10.811841	10.624998	-1.73%	4,741
2017	10.889914	10.811841	-0.72%	4,774
2016	10.962826	10.889914	-0.67%	8,008
2015	11.157555	10.962826	-1.75%	8,032
2014	11.294935	11.157555	-1.22%	12,110
2013	11.546390	11.294935	-2.18%	21,171
2012	11.136275	11.546390	3.68%	26,463
2011	11.243820	11.136275	-0.96%	28,979
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.114904	10.129946	0.15%	1,350
2019	10.045222	10.114904	0.69%	0
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.030247	11.737811	6.41%	2,270
2019	10.392520	11.030247	6.14%	2,411
2018	10.668095	10.392520	-2.58%	2,794
2017	10.379677	10.668095	2.78%	2,830
2016	10.318944	10.379677	0.59%	3,923
2015	10.488961	10.318944	-1.62%	4,131
2014	10.269571	10.488961	2.14%	4,506
2013	10.693354	10.269571	-3.96%	4,683
2012	9.960299	10.693354	7.36%	1,572
2011*	10.000000	9.960299	-0.40%	1,560
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.809909	24.222483	36.01%	0
2019	13.283391	17.809909	34.08%	0
2018	13.234126	13.283391	0.37%	0
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.345735	21.262775	9.91%	0
2019	15.765047	19.345735	22.71%	0
2018	19.880416	15.765047	-20.70%	0
2017	16.017126	19.880416	24.12%	0
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.444682	34.45%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.865135	13.346159	3.74%	0
2019	10.061721	12.865135	27.86%	0
2018	11.215011	10.061721	-10.28%	0
2017*	10.000000	11.215011	12.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.653185	52.794904	26.75%	0
2019	33.026162	41.653185	26.12%	0
2018	33.400505	33.026162	-1.12%	0
2017	26.756409	33.400505	24.83%	0
2016	30.562098	26.756409	-12.45%	0
2015	27.713887	30.562098	10.28%	0
2014	21.539315	27.713887	28.67%	0
2013	14.595017	21.539315	47.58%	0
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.541239	6.456118	16.51%	0
2019	5.066467	5.541239	9.37%	0
2018	7.219996	5.066467	-29.83%	0
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	0
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.695962	6.652274	16.79%	0
2019	5.192885	5.695962	9.69%	0
2018	7.385177	5.192885	-29.69%	0
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.746940	10.374029	-3.47%	0
2019*	10.000000	10.746940	7.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.705245	52.145622	54.71%	0
2019	27.538097	33.705245	22.39%	0
2018	27.726058	27.538097	-0.68%	0
2017	22.466353	27.726058	23.41%	0
2016	21.264601	22.466353	5.65%	0
2015	22.331284	21.264601	-4.78%	0
2014	23.211348	22.331284	-3.79%	0
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	407
2011	15.926844	14.898983	-6.45%	449

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.744346	13.096535	2.76%	0
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	32.203756	32.339993	0.42%	0
2019	26.584051	32.203756	21.14%	0
2018	28.813859	26.584051	-7.74%	0
2017	24.789826	28.813859	16.23%	0
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.833289	40.228465	0.99%	0
2019	33.899403	39.833289	17.50%	0
2018	40.842478	33.899403	-17.00%	0
2017	36.928221	40.842478	10.60%	0
2016	30.193849	36.928221	22.30%	0
2015	32.670414	30.193849	-7.58%	0
2014	30.599720	32.670414	6.77%	0
2013	22.685955	30.599720	34.88%	220
2012	19.540947	22.685955	16.09%	353
2011	21.820428	19.540947	-10.45%	493
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.938252	13.890996	7.36%	0
2019	12.123040	12.938252	6.72%	0
2018	12.730673	12.123040	-4.77%	0
2017	12.529707	12.730673	1.60%	0
2016	12.247367	12.529707	2.31%	0
2015	12.813619	12.247367	-4.42%	0
2014	12.657454	12.813619	1.23%	0
2013	14.112464	12.657454	-10.31%	0
2012	13.410674	14.112464	5.23%	3,449
2011	12.245336	13.410674	9.52%	8,395

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.603698	33.425123	9.22%	0
2019	25.235271	30.603698	21.27%	0
2018	27.749451	25.235271	-9.06%	0
2017	23.536664	27.749451	17.90%	0
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.244831	29.968889	-0.91%	0
2019	23.925278	30.244831	26.41%	0
2018	28.052720	23.925278	-14.71%	0
2017	25.678797	28.052720	9.24%	0
2016	21.350886	25.678797	20.27%	0
2015	22.136312	21.350886	-3.55%	0
2014	19.432451	22.136312	13.91%	0
2013	15.264684	19.432451	27.30%	1,234
2012	13.402114	15.264684	13.90%	2,578
2011	13.791333	13.402114	-2.82%	3,028
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.290733	31.907662	-1.19%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.405548	11.961227	4.87%	0
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.303519	10.960092	6.37%	0
2019	9.632675	10.303519	6.96%	0
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.305438	14.519837	1.50%	0
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	0
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	0
2019	14.674730	16.934722	15.40%	0
2018	16.204024	14.674730	-9.44%	0
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	2,186
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.764187	48.535493	8.42%	0
2019	37.375521	44.764187	19.77%	0
2018	41.903939	37.375521	-10.81%	0
2017	38.038576	41.903939	10.16%	0
2016	30.870456	38.038576	23.22%	90
2015	32.251852	30.870456	-4.28%	262
2014	31.306695	32.251852	3.02%	335
2013	22.702082	31.306695	37.90%	944
2012	20.015618	22.702082	13.42%	1,605
2011	20.308990	20.015618	-1.44%	2,256
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.829589	41.332744	15.36%	0
2019	27.942438	35.829589	28.23%	0
2018	29.970971	27.942438	-6.77%	0
2017	25.229041	29.970971	18.80%	0
2016	23.099606	25.229041	9.22%	0
2015	23.368092	23.099606	-1.15%	0
2014	21.082293	23.368092	10.84%	0
2013	16.333683	21.082293	29.07%	312
2012	14.434186	16.333683	13.16%	529
2011	14.493289	14.434186	-0.41%	566

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.983659	38.672456	20.91%	0
2019	24.035824	31.983659	33.07%	0
2018	26.404696	24.035824	-8.97%	0
2017	21.212475	26.404696	24.48%	0
2016	20.109095	21.212475	5.49%	0
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	505
2012	15.618215	16.856739	7.93%	855
2011	14.655453	15.618215	6.57%	9,636
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.573344	27.624670	17.19%	0
2019	19.799309	23.573344	19.06%	0
2018	25.034508	19.799309	-20.91%	0
2017	20.538424	25.034508	21.89%	0
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.560320	15.875812	-4.13%	0
2019	13.230741	16.560320	25.17%	0
2018	16.256998	13.230741	-18.62%	0
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.660617	10.656272	-0.04%	0
2019	10.159049	10.660617	4.94%	0
2018	10.376444	10.159049	-2.10%	0
2017	10.235288	10.376444	1.38%	0
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.612253	10.473494	-1.31%	0
2019	9.030370	10.612253	17.52%	0
2018*	10.000000	9.030370	-9.70%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.650681	14.429185	5.70%	0
2019	12.759311	13.650681	6.99%	0
2018	13.123973	12.759311	-2.78%	0
2017	12.907117	13.123973	1.68%	0
2016	12.720535	12.907117	1.47%	0
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	0
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.074299	18.781055	10.00%	0
2019	15.052050	17.074299	13.44%	0
2018	16.044753	15.052050	-6.19%	0
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	0
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	13,879
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.653595	20.971727	12.43%	0
2019	15.877875	18.653595	17.48%	0
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	0
2015	14.968878	14.602141	-2.45%	1,775
2014	14.603300	14.968878	2.50%	12,155
2013	12.886464	14.603300	13.32%	12,157
2012	11.629948	12.886464	10.80%	24,192
2011	12.015974	11.629948	-3.21%	24,195

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.577169	23.521959	14.31%	0
2019	16.917783	20.577169	21.63%	0
2018	18.777519	16.917783	-9.90%	0
2017	15.874465	18.777519	18.29%	0
2016	15.226975	15.874465	4.25%	0
2015	15.620484	15.226975	-2.52%	0
2014	15.217470	15.620484	2.65%	0
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	0
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.853763	52.141866	27.63%	0
2019	31.755775	40.853763	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.504535	8.224653	-34.23%	0
2019	11.618281	12.504535	7.63%	0
2018	15.760382	11.618281	-26.28%	0
2017	16.540153	15.760382	-4.71%	0
2016	12.641213	16.540153	30.84%	0
2015	16.277112	12.641213	-22.34%	0
2014	19.040356	16.277112	-14.51%	0
2013	15.650026	19.040356	21.66%	2,247
2012	15.248274	15.650026	2.63%	2,444
2011	16.412262	15.248274	-7.09%	2,350
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	29.000685	30.251095	4.31%	0
2019	23.281508	29.000685	24.57%	0
2018	25.977235	23.281508	-10.38%	450
2017	23.529291	25.977235	10.40%	450
2016	20.396102	23.529291	15.36%	465
2015	21.733564	20.396102	-6.15%	489
2014	20.443580	21.733564	6.31%	458
2013	16.319340	20.443580	25.27%	485
2012	14.226743	16.319340	14.71%	0
2011	14.422051	14.226743	-1.35%	891

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.856461	57.477193	40.68%	0
2019	31.117489	40.856461	31.30%	0
2018	31.894091	31.117489	-2.43%	80
2017	24.138587	31.894091	32.13%	92
2016	24.495145	24.138587	-1.46%	105
2015	23.380750	24.495145	4.77%	105
2014	21.491087	23.380750	8.79%	106
2013	16.124534	21.491087	33.28%	116
2012	14.382815	16.124534	12.11%	949
2011	14.680492	14.382815	-2.03%	1,938
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.002087	14.979506	6.98%	4,096
2019	13.059648	14.002087	7.22%	4,104
2018	13.433386	13.059648	-2.78%	5,623
2017	13.180598	13.433386	1.92%	5,310
2016	12.872430	13.180598	2.39%	5,632
2015	13.247709	12.872430	-2.83%	10,311
2014	12.799039	13.247709	3.51%	10,922
2013	13.336017	12.799039	-4.03%	19,555
2012	12.886699	13.336017	3.49%	20,249
2011	12.284691	12.886699	4.90%	60,110
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.826045	50.623537	15.51%	0
2019	36.307181	43.826045	20.71%	0
2018	43.475075	36.307181	-16.49%	164
2017	36.801640	43.475075	18.13%	170
2016	33.550316	36.801640	9.69%	183
2015	34.801933	33.550316	-3.60%	183
2014	33.492090	34.801933	3.91%	428
2013	25.152950	33.492090	33.15%	1,570
2012	22.404753	25.152950	12.27%	1,603
2011	25.644353	22.404753	-12.63%	2,832

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.828901	29.193595	13.03%	0
2019	20.671191	25.828901	24.95%	0
2018	24.835075	20.671191	-16.77%	0
2017	19.494328	24.835075	27.40%	0
2016	20.997299	19.494328	-7.16%	0
2015	20.742119	20.997299	1.23%	0
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.295585	12.144731	-8.66%	0
2019	11.034557	13.295585	20.49%	0
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	36.942602	39.107279	5.86%	0
2019	28.110869	36.942602	31.42%	0
2018	34.772725	28.110869	-19.16%	0
2017	29.793888	34.772725	16.71%	0
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	431
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	0
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.841619	16.619263	-1.32%	0
2019	14.807394	16.841619	13.74%	0
2018	15.790961	14.807394	-6.23%	0
2017	14.691182	15.790961	7.49%	0
2016	13.146530	14.691182	11.75%	0
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	4,538
2013	12.607377	14.077774	11.66%	8,138
2012	11.420312	12.607377	10.39%	7,851
2011	11.381495	11.420312	0.34%	8,053
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	35.480321	40.323650	13.65%	0
2019	28.015011	35.480321	26.65%	0
2018	30.118592	28.015011	-6.98%	0
2017	25.490748	30.118592	18.15%	0
2016	22.413766	25.490748	13.73%	0
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	219
2013	17.528600	22.278240	27.10%	219
2012	15.976137	17.528600	9.72%	362
2011	15.378887	15.976137	3.88%	1,184
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.568048	41.819589	3.09%	266
2019	32.763362	40.568048	23.82%	236
2018	38.377835	32.763362	-14.63%	288
2017	35.389190	38.377835	8.45%	300
2016	27.736252	35.389190	27.59%	438
2015	30.559886	27.736252	-9.24%	1,492
2014	31.006643	30.559886	-1.44%	871
2013	23.223340	31.006643	33.52%	1,941
2012	20.017536	23.223340	16.01%	3,369
2011	21.223345	20.017536	-5.68%	11,635
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.892504	13.657349	14.84%	0
2019	9.578126	11.892504	24.16%	0
2018	11.608387	9.578126	-17.49%	0
2017	8.435665	11.608387	37.61%	0
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.666070	20.018182	-3.14%	0
2019	18.739888	20.666070	10.28%	0
2018	22.617235	18.739888	-17.14%	0
2017	19.776154	22.617235	14.37%	0
2016	18.827701	19.776154	5.04%	0
2015	20.546087	18.827701	-8.36%	0
2014	23.591756	20.546087	-12.91%	0
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.143042	8.486936	-7.18%	0
2019	9.145540	9.143042	-0.03%	0
2018	9.155821	9.145540	-0.11%	0
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	0
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.410716	12.662810	2.03%	0
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.576973	10.078841	5.24%	0
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.429373	31.212479	39.16%	0
2019	16.776080	22.429373	33.70%	0
2018	17.813476	16.776080	-5.82%	0
2017	14.308613	17.813476	24.49%	0
2016	14.311170	14.308613	-0.02%	0
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	4,396
2013	9.599394	13.151264	37.00%	4,657
2012*	10.000000	9.599394	-4.01%	4,989
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.592826	45.93%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.809801	50.926926	24.79%	0
2019	31.678367	40.809801	28.83%	0
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.426717	10.523882	0.93%	0
2019	9.619236	10.426717	8.39%	0
2018	10.283460	9.619236	-6.46%	0
2017	9.895412	10.283460	3.92%	0
2016	9.501524	9.895412	4.15%	0
2015	9.943225	9.501524	-4.44%	0
2014	9.899508	9.943225	0.44%	0
2013	10.138757	9.899508	-2.36%	0
2012*	10.000000	10.138757	1.39%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.417507	36.119468	11.42%	749
2019	25.109749	32.417507	29.10%	808
2018	27.883006	25.109749	-9.95%	979
2017	24.392445	27.883006	14.31%	1,030
2016	22.362245	24.392445	9.08%	1,569
2015	22.131050	22.362245	1.04%	4,736
2014	20.455224	22.131050	8.19%	3,189
2013	15.879991	20.455224	28.81%	9,565
2012	13.896643	15.879991	14.27%	12,756
2011	14.224403	13.896643	-2.30%	35,515

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.806325	16.874984	6.76%	0
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	43.068547	50.495103	17.24%	0
2019	34.841975	43.068547	23.61%	0
2018	39.746044	34.841975	-12.34%	0
2017	35.602346	39.746044	11.64%	0
2016	30.871193	35.602346	15.33%	0
2015	33.545511	30.871193	-7.97%	0
2014	30.657127	33.545511	9.42%	0
2013	22.245507	30.657127	37.81%	395
2012	19.291662	22.245507	15.31%	402
2011	20.165129	19.291662	-4.33%	491
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	0
2019	8.461748	10.610462	25.39%	0
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.713738	18.652613	11.60%	0
2019	14.004804	16.713738	19.34%	0
2018	15.114357	14.004804	-7.34%	0
2017	13.039207	15.114357	15.91%	0
2016	13.655295	13.039207	-4.51%	0
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	353
2012	11.434104	13.353591	16.79%	353
2011	12.573051	11.434104	-9.06%	354

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.271857	13.790413	3.91%	0
2019	12.179463	13.271857	8.97%	0
2018	12.697952	12.179463	-4.08%	0
2017	12.145221	12.697952	4.55%	0
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.326357	31.141672	46.02%	0
2019	15.775967	21.326357	35.18%	0
2018	16.109186	15.775967	-2.07%	0
2017	12.953034	16.109186	24.37%	0
2016	12.454962	12.953034	4.00%	0
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.445412	34.022497	11.75%	0
2019	25.407545	30.445412	19.83%	0
2018	25.817626	25.407545	-1.59%	0
2017	22.298951	25.817626	15.78%	0
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.238168	11.062005	8.05%	0
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	52.024340	70.886282	36.26%	0
2019	38.790693	52.024340	34.12%	0
2018	38.917987	38.790693	-0.33%	0
2017	30.546790	38.917987	27.40%	0
2016	30.574576	30.546790	-0.09%	0
2015	27.871410	30.574576	9.70%	0
2014	26.219945	27.871410	6.30%	0
2013	20.441302	26.219945	28.27%	638
2012	16.841270	20.441302	21.38%	638
2011	18.466169	16.841270	-8.80%	5,672
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.144049	47.482344	47.72%	0
2019	22.648750	32.144049	41.92%	0
2018	22.905422	22.648750	-1.12%	0
2017	16.127631	22.905422	42.03%	0
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	0
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	30.025453	34.139484	13.70%	0
2019	24.180359	30.025453	24.17%	0
2018	29.078340	24.180359	-16.84%	0
2017	22.682524	29.078340	28.20%	0
2016	24.808265	22.682524	-8.57%	0
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	53
2012	25.942858	28.773624	10.91%	1,949
2011	39.123862	25.942858	-33.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.827439	9.508016	-3.25%	0
2019	8.488085	9.827439	15.78%	0
2018	10.636132	8.488085	-20.20%	0
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.559412	30.759930	42.68%	143
2019	15.571951	21.559412	38.45%	172
2018	16.169310	15.571951	-3.69%	170
2017	13.059430	16.169310	23.81%	205
2016	12.247576	13.059430	6.63%	225
2015	12.771610	12.247576	-4.10%	233
2014	14.088176	12.771610	-9.35%	235
2013	10.179611	14.088176	38.40%	208
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	36.306682	36.726277	1.16%	881
2019	28.606833	36.306682	26.92%	832
2018	32.567039	28.606833	-12.16%	1,014
2017	28.317038	32.567039	15.01%	1,041
2016	25.394899	28.317038	11.51%	1,472
2015	26.157500	25.394899	-2.92%	4,341
2014	24.220258	26.157500	8.00%	2,767
2013	18.226412	24.220258	32.89%	7,625
2012	16.050085	18.226412	13.56%	10,595
2011	16.453716	16.050085	-2.45%	38,326
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.806441	12.231914	13.19%	0
2019*	10.000000	10.806441	8.06%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	0
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	349
2017	15.381252	19.117508	24.29%	350
2016	15.113680	15.381252	1.77%	353
2015	14.505331	15.113680	4.19%	375
2014	14.635577	14.505331	-0.89%	378
2013	11.700669	14.635577	25.08%	375
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	1,184
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	17.006281	20.365889	19.76%	0
2019	12.432075	17.006281	36.79%	0
2018	12.614613	12.432075	-1.45%	0
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.259507	32.60%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.570536	35.71%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.496069	14.224498	5.40%	0
2019	12.450402	13.496069	8.40%	0
2018	12.822670	12.450402	-2.90%	0
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	54
2012	11.150052	11.931003	7.00%	992
2011	10.793736	11.150052	3.30%	1,011
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	24.067674	24.891372	3.42%	0
2019	21.510808	24.067674	11.89%	0
2018	23.615977	21.510808	-8.91%	0
2017	21.988829	23.615977	7.40%	0
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.507597	11.115468	-3.41%	0
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.570985	23.009596	11.85%	0
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.582429	18.589755	47.74%	1,487
2019	9.665295	12.582429	30.18%	2,038
2018	11.836961	9.665295	-18.35%	2,371
2017	9.620947	11.836961	23.03%	2,260
2016	10.065558	9.620947	-4.42%	3,501
2015	10.338679	10.065558	-2.64%	8,664
2014	10.694285	10.338679	-3.33%	7,047
2013	9.012807	10.694285	18.66%	16,792
2012	7.961507	9.012807	13.20%	22,994
2011	8.988754	7.961507	-11.43%	53,317
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	36,676
2019	15.419156	18.251223	18.37%	41,933
2018	16.560184	15.419156	-6.89%	43,719
2017	14.592513	16.560184	13.48%	45,264
2016	13.660106	14.592513	6.83%	46,223
2015	13.803048	13.660106	-1.04%	64,743
2014	13.415262	13.803048	2.89%	75,658
2013	11.103511	13.415262	20.82%	87,894
2012	9.791710	11.103511	13.40%	67,524
2011	9.899139	9.791710	-1.09%	81,751
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	50,071
2019	10.683982	11.410890	6.80%	50,753
2018	11.021538	10.683982	-3.06%	54,035
2017	10.895891	11.021538	1.15%	52,658
2016	10.830583	10.895891	0.60%	46,323
2015	11.077207	10.830583	-2.23%	67,252
2014	10.767219	11.077207	2.88%	77,285
2013	11.277224	10.767219	-4.52%	86,593
2012	10.963430	11.277224	2.86%	52,592
2011	10.580908	10.963430	3.62%	57,017
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	0
2019	17.051206	22.521887	32.08%	0
2018	19.211474	17.051206	-11.24%	260
2017	14.967326	19.211474	28.36%	267
2016	15.243379	14.967326	-1.81%	288
2015	14.599258	15.243379	4.41%	291
2014	14.628691	14.599258	-0.20%	298
2013	11.603661	14.628691	26.07%	790
2012	9.698831	11.603661	19.64%	1,099
2011	10.912299	9.698831	-11.12%	1,155

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	0
2019	18.976362	24.229146	27.68%	0
2018	19.493829	18.976362	-2.65%	301
2017	15.564017	19.493829	25.25%	343
2016	14.560960	15.564017	6.89%	415
2015	13.960842	14.560960	4.30%	435
2014	13.182359	13.960842	5.91%	3,694
2013	10.378207	13.182359	27.02%	7,232
2012	9.020713	10.378207	15.05%	6,925
2011	9.657187	9.020713	-6.59%	7,702
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	31,069
2019	15.769745	19.421057	23.15%	33,247
2018	16.452943	15.769745	-4.15%	34,192
2017	13.768617	16.452943	19.50%	37,964
2016	12.646627	13.768617	8.87%	40,497
2015	12.766017	12.646627	-0.94%	60,312
2014	11.817868	12.766017	8.02%	73,647
2013	9.069012	11.817868	30.31%	89,093
2012	7.905590	9.069012	14.72%	67,717
2011	8.251065	7.905590	-4.19%	79,646
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.561336	15.869259	1.98%	0
2019	14.545268	15.561336	6.99%	0
2018	15.200222	14.545268	-4.31%	0
2017	14.586039	15.200222	4.21%	0
2016	13.698399	14.586039	6.48%	0
2015	14.394015	13.698399	-4.83%	0
2014	14.138664	14.394015	1.81%	0
2013	14.591290	14.138664	-3.10%	0
2012	13.264856	14.591290	10.00%	0
2011	12.823431	13.264856	3.44%	5,978
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.618548	35.179709	7.85%	807
2019	25.797222	32.618548	26.44%	837
2018	26.399955	25.797222	-2.28%	1,046
2017	22.401798	26.399955	17.85%	1,192
2016	20.563230	22.401798	8.94%	1,771
2015	20.844943	20.563230	-1.35%	5,005
2014	19.022554	20.844943	9.58%	3,296
2013	14.841038	19.022554	28.18%	10,096
2012	13.302572	14.841038	11.57%	13,637
2011	13.522357	13.302572	-1.63%	38,107

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	32.276022	32.689285	1.28%	157
2019	25.931558	32.276022	24.47%	148
2018	28.597231	25.931558	-9.32%	187
2017	24.793514	28.597231	15.34%	201
2016	21.516811	24.793514	15.23%	398
2015	23.486289	21.516811	-8.39%	1,371
2014	22.001672	23.486289	6.75%	994
2013	16.593071	22.001672	32.60%	3,721
2012	14.328796	16.593071	15.80%	5,375
2011	15.003144	14.328796	-4.49%	9,789
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.944778	12.286207	12.26%	0
2019	9.716048	10.944778	12.65%	0
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	0
2019	12.859374	15.621755	21.48%	0
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	10,401
2019	12.313123	14.019213	13.86%	11,319
2018	13.401242	12.313123	-8.12%	12,251
2017	12.203261	13.401242	9.82%	13,195
2016	11.734820	12.203261	3.99%	15,749
2015	12.102530	11.734820	-3.04%	14,491
2014	11.840679	12.102530	2.21%	17,130
2013	10.537733	11.840679	12.36%	29,047
2012	9.682343	10.537733	8.83%	35,023
2011	10.014215	9.682343	-3.31%	92,253

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	6,870
2014	12.020713	12.333668	2.60%	7,184
2013	10.116615	12.020713	18.82%	13,451
2012	9.084214	10.116615	11.36%	14,077
2011	9.600233	9.084214	-5.38%	16,451
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	5,047
2019	11.320809	12.278250	8.46%	5,541
2018	11.862176	11.320809	-4.56%	6,053
2017	11.379985	11.862176	4.24%	6,578
2016	11.099563	11.379985	2.53%	17,500
2015	11.409824	11.099563	-2.72%	18,041
2014	11.266760	11.409824	1.27%	18,578
2013	10.956237	11.266760	2.83%	53,418
2012	10.400470	10.956237	5.34%	53,968
2011	10.464567	10.400470	-0.61%	62,793
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.980251	12.332582	2.94%	0
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.463300	13.112944	5.21%	0
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	26,596
2019	12.615106	14.605999	15.78%	27,652
2018	13.855955	12.615106	-8.96%	30,522
2017	12.405009	13.855955	11.70%	32,116
2016	11.858311	12.405009	4.61%	33,645
2015	12.230698	11.858311	-3.04%	39,999
2014	11.934880	12.230698	2.48%	41,949
2013	10.337789	11.934880	15.45%	79,851
2012	9.387965	10.337789	10.12%	120,346
2011	9.807936	9.387965	-4.28%	126,195
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	12,126
2019	12.811166	15.346066	19.79%	12,126
2018	14.447115	12.811166	-11.32%	12,126
2017	12.485081	14.447115	15.72%	12,126
2016	11.840327	12.485081	5.45%	22,845
2015	12.266942	11.840327	-3.48%	34,971
2014	11.971203	12.266942	2.47%	37,794
2013	9.829209	11.971203	21.79%	66,570
2012	8.753487	9.829209	12.29%	132,204
2011	9.369473	8.753487	-6.57%	133,148
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	2,862
2019	12.076190	13.527244	12.02%	2,982
2018	12.940438	12.076190	-6.68%	3,107
2017	12.015919	12.940438	7.69%	3,232
2016	11.566698	12.015919	3.88%	3,361
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	20,194
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	2,216
2019	13.240240	14.595623	10.24%	1,989
2018	16.026557	13.240240	-17.39%	2,003
2017	13.325336	16.026557	20.27%	1,941
2016	13.446598	13.325336	-0.90%	2,964
2015	14.278380	13.446598	-5.83%	6,619
2014	15.862133	14.278380	-9.98%	5,166
2013	13.477526	15.862133	17.69%	11,611
2012	11.502750	13.477526	17.17%	16,827
2011	13.402685	11.502750	-14.18%	43,446
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.447448	13.024629	4.64%	1,361
2019	11.685156	12.447448	6.52%	1,397
2018	12.007565	11.685156	-2.69%	1,920
2017	11.760398	12.007565	2.10%	1,837
2016	11.427752	11.760398	2.91%	2,169
2015	11.764565	11.427752	-2.86%	4,552
2014	11.468059	11.764565	2.59%	2,298
2013	11.956622	11.468059	-4.09%	4,857
2012	11.351786	11.956622	5.33%	5,427
2011	10.902664	11.351786	4.12%	44,248
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	0
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	484
2012	12.309376	12.921209	4.97%	484
2011	11.843644	12.309376	3.93%	697
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	33.228636	36.796484	10.74%	0
2019	27.641704	33.228636	20.21%	0
2018	34.257563	27.641704	-19.31%	0
2017	24.751302	34.257563	38.41%	0
2016	23.497688	24.751302	5.34%	0
2015	28.624140	23.497688	-17.91%	0
2014	30.983954	28.624140	-7.62%	0
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.686962	23.570626	3.90%	0
2019	20.175839	22.686962	12.45%	0
2018	21.226477	20.175839	-4.95%	0
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.012761	12.488631	3.96%	2,689
2019	11.534640	12.012761	4.15%	2,664
2018	11.776998	11.534640	-2.06%	3,247
2017	11.771327	11.776998	0.05%	3,066
2016	11.922468	11.771327	-1.27%	3,291
2015	12.179045	11.922468	-2.11%	6,988
2014	11.884578	12.179045	2.48%	5,619
2013	12.639749	11.884578	-5.97%	13,291
2012	12.515767	12.639749	0.99%	14,840
2011	11.906618	12.515767	5.12%	49,567
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.570946	8.419975	-1.76%	638
2019	8.592789	8.570946	-0.25%	575
2018	8.648847	8.592789	-0.65%	737
2017	8.787830	8.648847	-1.58%	705
2016	8.965995	8.787830	-1.99%	644
2015	9.148971	8.965995	-2.00%	599
2014	9.335684	9.148971	-2.00%	597
2013	9.526205	9.335684	-2.00%	757
2012	9.721147	9.526205	-2.01%	3,005
2011	9.918980	9.721147	-1.99%	20,214
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.659953	10.194265	5.53%	0
2019	8.289295	9.659953	16.54%	0
2018	9.929249	8.289295	-16.52%	0
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	0
2015	8.523224	8.083699	-5.16%	0
2014	8.760237	8.523224	-2.71%	0
2013	7.603572	8.760237	15.21%	673
2012	6.733779	7.603572	12.92%	746
2011	7.634417	6.733779	-11.80%	5,790
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.739914	11.275262	4.98%	0
2019	9.041989	10.739914	18.78%	0
2018	10.745624	9.041989	-15.85%	0
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	251
2012	7.326348	8.487033	15.84%	254
2011	8.577857	7.326348	-14.59%	253

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.914057	33.073056	10.56%	0
2019	24.669824	29.914057	21.26%	0
2018	27.622148	24.669824	-10.69%	0
2017	23.798245	27.622148	16.07%	0
2016	22.182352	23.798245	7.28%	457
2015	22.863296	22.182352	-2.98%	53,533
2014	22.222051	22.863296	2.89%	64,824
2013	17.819897	22.222051	24.70%	67,618
2012	15.689283	17.819897	13.58%	67,855
2011	16.663996	15.689283	-5.85%	125,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	6,854
2019	15.445532	17.458803	13.03%	7,554
2018	16.565890	15.445532	-6.76%	9,401
2017	15.209990	16.565890	8.91%	10,192
2016	14.599376	15.209990	4.18%	16,958
2015	14.923255	14.599376	-2.17%	15,976
2014	14.560189	14.923255	2.49%	15,402
2013	13.098884	14.560189	11.16%	16,691
2012	12.219870	13.098884	7.19%	18,977
2011	12.359361	12.219870	-1.13%	51,533
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	3,107
2019	18.094244	21.268322	17.54%	3,107
2018	19.743144	18.094244	-8.35%	3,107
2017	17.546474	19.743144	12.52%	3,107
2016	16.617463	17.546474	5.59%	3,107
2015	17.047284	16.617463	-2.52%	3,107
2014	16.533473	17.047284	3.11%	3,107
2013	14.118461	16.533473	17.11%	3,107
2012	12.834965	14.118461	10.00%	3,107
2011	13.220057	12.834965	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.246144	14.898762	4.58%	4,698
2019	13.271680	14.246144	7.34%	4,698
2018	13.792771	13.271680	-3.78%	4,698
2017	13.316716	13.792771	3.57%	4,698
2016	13.032072	13.316716	2.18%	11,545
2015	13.262927	13.032072	-1.74%	5,605
2014	13.026816	13.262927	1.81%	14,094
2013	12.679994	13.026816	2.74%	14,571
2012	12.302669	12.679994	3.07%	20,650
2011	12.195709	12.302669	0.88%	37,291

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	0
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.541407	13.068342	4.20%	0
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.095854	23.893996	8.14%	117,614
2019	19.148783	22.095854	15.39%	126,991
2018	20.718642	19.148783	-7.58%	135,770
2017	18.720277	20.718642	10.67%	142,142
2016	17.827801	18.720277	5.01%	159,227
2015	18.252744	17.827801	-2.33%	158,263
2014	17.707774	18.252744	3.08%	165,631
2013	15.492993	17.707774	14.30%	176,057
2012	14.267335	15.492993	8.59%	165,941
2011	14.563770	14.267335	-2.04%	282,039
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.728767	29.423640	10.08%	3,906
2019	22.387425	26.728767	19.39%	4,283
2018	24.760099	22.387425	-9.58%	4,360
2017	21.652521	24.760099	14.35%	5,702
2016	20.365820	21.652521	6.32%	5,846
2015	20.934264	20.365820	-2.72%	12,655
2014	20.352612	20.934264	2.86%	44,923
2013	16.970293	20.352612	19.93%	54,743
2012	15.222735	16.970293	11.48%	197,658
2011	15.870272	15.222735	-4.08%	308,828

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.038552	19.189720	6.38%	15,486
2019	16.219729	18.038552	11.21%	16,993
2018	17.194281	16.219729	-5.67%	18,142
2017	16.064433	17.194281	7.03%	19,312
2016	15.506993	16.064433	3.59%	24,043
2015	15.828312	15.506993	-2.03%	22,996
2014	15.420492	15.828312	2.64%	28,978
2013	14.240613	15.420492	8.29%	36,018
2012	13.450525	14.240613	5.87%	38,279
2011	13.447050	13.450525	0.03%	59,011
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.450582	27.310612	27.32%	571
2019	16.808868	21.450582	27.61%	680
2018	17.748576	16.808868	-5.29%	736
2017	13.943453	17.748576	27.29%	874
2016	13.949614	13.943453	-0.04%	1,236
2015	13.802351	13.949614	1.07%	3,224
2014	12.786410	13.802351	7.95%	2,376
2013	9.706761	12.786410	31.73%	5,744
2012	8.528738	9.706761	13.81%	7,774
2011	8.993135	8.528738	-5.16%	25,613
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.654684	13.281090	4.95%	0
2019	10.853926	12.654684	16.59%	0
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.561479	15.266501	4.84%	0
2019	12.180922	14.561479	19.54%	0
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.261127	42.120217	16.16%	0
2019	26.942583	36.261127	34.59%	0
2018	27.925871	26.942583	-3.52%	0
2017	22.424098	27.925871	24.54%	0
2016	22.144288	22.424098	1.26%	0
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	8,812
2013	15.170352	20.261702	33.56%	11,515
2012	13.072444	15.170352	16.05%	20,979
2011	13.680001	13.072444	-4.44%	23,644
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.974254	27.796684	-0.63%	0
2019	22.532742	27.974254	24.15%	0
2018	25.400856	22.532742	-11.29%	0
2017	23.900966	25.400856	6.28%	0
2016	20.286872	23.900966	17.81%	0
2015	21.663188	20.286872	-6.35%	0
2014	19.571224	21.663188	10.69%	1,129
2013	15.166777	19.571224	29.04%	1,279
2012	13.523452	15.166777	12.15%	3,557
2011	13.732077	13.523452	-1.52%	4,897
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.733254	48.479499	10.85%	0
2019	35.515470	43.733254	23.14%	0
2018	40.900850	35.515470	-13.17%	0
2017	36.045369	40.900850	13.47%	0
2016	30.575273	36.045369	17.89%	0
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	0
2013	22.894411	29.851666	30.39%	0
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	3,707
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	805
2019	17.321599	21.023125	21.37%	664
2018	20.354997	17.321599	-14.90%	720
2017	18.244330	20.354997	11.57%	743
2016	15.830408	18.244330	15.25%	1,181
2015	16.633495	15.830408	-4.83%	3,471
2014	14.504287	16.633495	14.68%	2,900
2013	10.908304	14.504287	32.97%	7,852
2012	9.567551	10.908304	14.01%	12,639
2011	9.994435	9.567551	-4.27%	33,429

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.285944	44.459709	37.71%	0
2019	24.335537	32.285944	32.67%	0
2018	27.058394	24.335537	-10.06%	0
2017	22.149742	27.058394	22.16%	0
2016	20.915136	22.149742	5.90%	0
2015	21.229578	20.915136	-1.48%	0
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.346362	37.383036	2.85%	0
2019	31.247579	36.346362	16.32%	0
2018	38.477892	31.247579	-18.79%	0
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	2,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.828146	45.359501	19.91%	0
2019	30.792937	37.828146	22.85%	0
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	71
2012	18.361916	20.733729	12.92%	73
2011	19.890197	18.361916	-7.68%	669
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.321477	21.472500	11.13%	0
2019	15.392536	19.321477	25.52%	0
2018	16.536585	15.392536	-6.92%	0
2017	13.524370	16.536585	22.27%	0
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.104206	22.329910	11.07%	1,492
2019	16.275306	20.104206	23.53%	1,575
2018	17.646102	16.275306	-7.77%	1,774
2017	15.211716	17.646102	16.00%	1,959
2016	14.096301	15.211716	7.91%	2,705
2015	14.444423	14.096301	-2.41%	7,427
2014	13.337464	14.444423	8.30%	4,955
2013	9.822647	13.337464	35.78%	11,956
2012	8.999172	9.822647	9.15%	17,362
2011	9.492455	8.999172	-5.20%	54,230
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.410037	15.165449	-7.58%	0
2019	12.836702	16.410037	27.84%	0
2018	13.654170	12.836702	-5.99%	0
2017	13.125661	13.654170	4.03%	0
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	236
2011	9.043639	9.407227	4.02%	303
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.787517	22.853482	15.49%	0
2019	15.432075	19.787517	28.22%	0
2018	16.555660	15.432075	-6.79%	0
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	1,627
2019	9.704021	9.898645	2.01%	1,496
2018	9.822585	9.704021	-1.21%	1,802
2017	9.866683	9.822585	-0.45%	1,717
2016	9.822736	9.866683	0.45%	1,585
2015	10.057519	9.822736	-2.33%	1,510
2014	10.212335	10.057519	-1.52%	1,502
2013	10.409778	10.212335	-1.90%	1,439
2012	10.261206	10.409778	1.45%	657
2011	10.335882	10.261206	-0.72%	1,122

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.850241	19.703396	16.93%	235
2019	13.759664	16.850241	22.46%	218
2018	15.838845	13.759664	-13.13%	189
2017	14.153951	15.838845	11.90%	201
2016	11.948255	14.153951	18.46%	225
2015	12.817895	11.948255	-6.78%	242
2014	12.510103	12.817895	2.46%	246
2013*	10.000000	12.510103	25.10%	235
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.428447	33.704912	57.29%	586
2019	15.979273	21.428447	34.10%	770
2018	17.543834	15.979273	-8.92%	888
2017	14.037310	17.543834	24.98%	1,042
2016	13.505177	14.037310	3.94%	1,508
2015	13.828628	13.505177	-2.34%	3,979
2014	13.604811	13.828628	1.65%	8,216
2013	10.015678	13.604811	35.84%	13,164
2012	8.915007	10.015678	12.35%	21,664
2011	9.520352	8.915007	-6.36%	39,551
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	41.210976	56.424851	36.92%	0
2019	31.741835	41.210976	29.83%	0
2018	34.667049	31.741835	-8.44%	0
2017	28.397173	34.667049	22.08%	0
2016	27.817429	28.397173	2.08%	0
2015	28.105584	27.817429	-1.03%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.513879	9.645995	1.39%	1,620
2019	9.362834	9.513879	1.61%	1,608
2018	9.458398	9.362834	-1.01%	2,090
2017	9.565649	9.458398	-1.12%	2,027
2016	9.642762	9.565649	-0.80%	1,858
2015	9.821506	9.642762	-1.82%	4,083
2014	9.961196	9.821506	-1.40%	1,916
2013	10.102178	9.961196	-1.40%	3,016
2012	9.855025	10.102178	2.51%	4,901
2011	10.026637	9.855025	-1.71%	33,646

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	32.134029	37.651869	17.17%	0
2019	26.047367	32.134029	23.37%	0
2018	28.196578	26.047367	-7.62%	0
2017	24.293156	28.196578	16.07%	0
2016	22.562414	24.293156	7.67%	0
2015	23.130116	22.562414	-2.45%	0
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	830
2012	14.579585	15.856000	8.75%	1,411
2011	15.349366	14.579585	-5.02%	1,434
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.338634	11.990601	5.75%	0
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.837789	11.319882	4.45%	0
2019	9.645644	10.837789	12.36%	0
2018	10.342655	9.645644	-6.74%	0
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	0
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	480
2012	12.321835	12.706539	3.12%	481
2011	11.596615	12.321835	6.25%	481

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	2,265
2019	10.572733	10.767836	1.85%	2,129
2018	10.764172	10.572733	-1.78%	3,021
2017	10.847411	10.764172	-0.77%	2,865
2016	10.925600	10.847411	-0.72%	2,991
2015	11.125344	10.925600	-1.80%	4,605
2014	11.268074	11.125344	-1.27%	4,081
2013	11.524803	11.268074	-2.23%	7,460
2012	11.121145	11.524803	3.63%	9,379
2011	11.234258	11.121145	-1.01%	26,854
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.095980	10.105831	0.10%	0
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	0
2019	10.351959	10.981607	6.08%	0
2018	10.631909	10.351959	-2.63%	869
2017	10.349729	10.631909	2.73%	791
2016	10.294407	10.349729	0.54%	724
2015	10.469358	10.294407	-1.67%	695
2014	10.255615	10.469358	2.08%	698
2013	10.684266	10.255615	-4.01%	1,859
2012	9.956927	10.684266	7.30%	1,180
2011*	10.000000	9.956927	-0.43%	1,182
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.778462	24.167392	35.94%	0
2019	13.266702	17.778462	34.01%	0
2018	13.224295	13.266702	0.32%	0
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.181936	21.071988	9.85%	0
2019	15.639538	19.181936	22.65%	0
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.440126	34.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.847649	13.321238	3.69%	0
2019	10.053170	12.847649	27.80%	0
2018	11.211224	10.053170	-10.33%	0
2017*	10.000000	11.211224	12.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.448487	52.508680	26.68%	0
2019	32.880627	41.448487	26.06%	0
2018	33.270396	32.880627	-1.17%	0
2017	26.665728	33.270396	24.77%	0
2016	30.474032	26.665728	-12.50%	0
2015	27.648118	30.474032	10.22%	0
2014	21.499141	27.648118	28.60%	0
2013	14.575218	21.499141	47.50%	0
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	0
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	0
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.673706	6.622914	16.73%	0
2019	5.175242	5.673706	9.63%	0
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.446223	51.718542	54.63%	0
2019	27.340409	33.446223	22.33%	0
2018	27.541154	27.340409	-0.73%	108
2017	22.327871	27.541154	23.35%	131
2016	21.144273	22.327871	5.60%	142
2015	22.216260	21.144273	-4.83%	145
2014	23.103587	22.216260	-3.84%	153
2013	15.692372	23.103587	47.23%	132
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.694595	13.038758	2.71%	0
2019	11.246249	12.694595	12.88%	0
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.927600	32.046316	0.37%	0
2019	26.369534	31.927600	21.08%	0
2018	28.596024	26.369534	-7.79%	0
2017	24.614936	28.596024	16.17%	0
2016	22.624076	24.614936	8.80%	0
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.716731	8.726792	0.12%	0
2019	7.619819	8.716731	14.40%	0
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.491724	39.863161	0.94%	0
2019	33.625866	39.491724	17.44%	0
2018	40.533738	33.625866	-17.04%	0
2017	36.667721	40.533738	10.54%	0
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	456
2013	22.571903	30.430364	34.82%	2,478
2012	19.452648	22.571903	16.04%	1,546
2011	21.732897	19.452648	-10.49%	1,781
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.826521	13.764021	7.31%	0
2019	12.024476	12.826521	6.67%	0
2018	12.633654	12.024476	-4.82%	0
2017	12.440540	12.633654	1.55%	0
2016	12.166396	12.440540	2.25%	0
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	322
2013	14.040648	12.586613	-10.36%	3,914
2012	13.349261	14.040648	5.18%	8,767
2011	12.195460	13.349261	9.46%	18,560

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.341252	33.121572	9.16%	0
2019	25.031623	30.341252	21.21%	0
2018	27.539643	25.031623	-9.11%	0
2017	23.370597	27.539643	17.84%	0
2016	21.076313	23.370597	10.89%	0
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	30.019340	29.730267	-0.96%	0
2019	23.759019	30.019340	26.35%	0
2018	27.872089	23.759019	-14.76%	0
2017	25.526433	27.872089	9.19%	0
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	3,412
2013	15.205078	19.346705	27.24%	895
2012	13.356612	15.205078	13.84%	1,297
2011	13.751509	13.356612	-2.87%	4,704
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	32.014192	31.618243	-1.24%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.378401	11.926665	4.82%	0
2019	10.113444	11.378401	12.51%	0
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.279003	10.928444	6.32%	0
2019	9.614665	10.279003	6.91%	0
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.271368	14.477866	1.45%	0
2019	11.430957	14.271368	24.85%	0
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.842785	19.914054	18.23%	0
2019	14.602515	16.842785	15.34%	0
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	3,550
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.753093	13.471694	5.63%	0
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	44.380365	48.094790	8.37%	0
2019	37.073961	44.380365	19.71%	0
2018	41.587202	37.073961	-10.85%	0
2017	37.770273	41.587202	10.11%	0
2016	30.668313	37.770273	23.16%	182
2015	32.057013	30.668313	-4.33%	666
2014	31.133452	32.057013	2.97%	1,205
2013	22.587974	31.133452	37.83%	2,057
2012	19.925196	22.587974	13.36%	6,486
2011	20.227547	19.925196	-1.49%	5,416
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.522354	40.957418	15.30%	0
2019	27.716970	35.522354	28.16%	0
2018	29.744408	27.716970	-6.82%	0
2017	25.051055	29.744408	18.74%	0
2016	22.948312	25.051055	9.16%	0
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	103
2013	16.251584	20.965619	29.01%	1,135
2012	14.368974	16.251584	13.10%	7,830
2011	14.435165	14.368974	-0.46%	13,212

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.709523	38.321425	20.85%	0
2019	23.841961	31.709523	33.00%	0
2018	26.205186	23.841961	-9.02%	0
2017	21.062906	26.205186	24.41%	0
2016	19.977456	21.062906	5.43%	0
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	365
2013	16.772047	19.849688	18.35%	2,070
2012	15.547700	16.772047	7.87%	1,603
2011	14.596711	15.547700	6.52%	6,379
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.371161	27.373757	17.13%	0
2019	19.639512	23.371161	19.00%	0
2018	24.845216	19.639512	-20.95%	0
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.898384	11.348222	4.13%	0
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.504065	15.813804	-4.18%	0
2019	13.192522	16.504065	25.10%	0
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	5,112
2013*	10.000000	12.172451	21.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.624395	10.614637	-0.09%	0
2019	10.129698	10.624395	4.88%	0
2018	10.351765	10.129698	-2.15%	0
2017	10.216131	10.351765	1.33%	0
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	3,750

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.604816	10.460827	-1.36%	0
2019	9.028649	10.604816	17.46%	0
2018*	10.000000	9.028649	-9.71%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.533609	14.298141	5.65%	0
2019	12.656333	13.533609	6.93%	0
2018	13.024731	12.656333	-2.83%	0
2017	12.816042	13.024731	1.63%	0
2016	12.637213	12.816042	1.42%	0
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	1,918
2011	12.093088	12.081621	-0.09%	3,501
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.380550	13.307424	28.20%	0
2019	8.203028	10.380550	26.55%	0
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.947027	18.631543	9.94%	0
2019	14.947469	16.947027	13.38%	0
2018	15.941459	14.947469	-6.24%	0
2017	14.427801	15.941459	10.49%	0
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	2,268
2012	11.614386	12.693424	9.29%	2,762
2011	11.907821	11.614386	-2.46%	3,299
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.514432	20.804652	12.37%	0
2019	15.767463	18.514432	17.42%	0
2018	17.141212	15.767463	-8.01%	0
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	14,222
2012	11.590432	12.836107	10.75%	25,575
2011	11.981254	11.590432	-3.26%	25,680

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.423744	23.334667	14.25%	0
2019	16.800216	20.423744	21.57%	0
2018	18.656600	16.800216	-9.95%	0
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	16,958
2012	11.292668	12.739850	12.82%	35,760
2011	11.864210	11.292668	-4.82%	37,743
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.436756	16.073624	19.62%	0
2019	11.052577	13.436756	21.57%	0
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.503394	51.668331	27.57%	0
2019	31.499494	40.503394	28.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.411247	8.159108	-34.26%	0
2019	11.537485	12.411247	7.57%	0
2018	15.658822	11.537485	-26.32%	0
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	71
2013	15.588906	18.956324	21.60%	71
2012	15.196504	15.588906	2.58%	159
2011	16.364877	15.196504	-7.14%	1,662
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.752048	29.976442	4.26%	1,200
2019	23.093680	28.752048	24.50%	1,209
2018	25.780893	23.093680	-10.42%	1,326
2017	23.363333	25.780893	10.35%	1,458
2016	20.262544	23.363333	15.30%	1,630
2015	21.602273	20.262544	-6.20%	2,216
2014	20.330445	21.602273	6.26%	2,942
2013	16.237313	20.330445	25.21%	3,713
2012	14.162482	16.237313	14.65%	11,612
2011	14.364228	14.162482	-1.40%	31,283

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.459763	15.238890	5.39%	0
2019	11.383621	14.459763	27.02%	0
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.506215	56.955426	40.61%	0
2019	30.866460	40.506215	31.23%	0
2018	31.653049	30.866460	-2.49%	0
2017	23.968339	31.653049	32.06%	0
2016	24.334775	23.968339	-1.51%	0
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	7,282
2013	16.043496	21.372184	33.21%	5,795
2012	14.317850	16.043496	12.05%	10,082
2011	14.621627	14.317850	-2.08%	18,940
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.881970	14.843419	6.93%	5,382
2019	12.954228	13.881970	7.16%	5,695
2018	13.331791	12.954228	-2.83%	6,942
2017	13.087584	13.331791	1.87%	6,989
2016	12.788094	13.087584	2.34%	8,697
2015	13.167636	12.788094	-2.88%	14,682
2014	12.728167	13.167636	3.45%	26,837
2013	13.268945	12.728167	-4.08%	44,009
2012	12.828449	13.268945	3.43%	81,429
2011	12.235391	12.828449	4.85%	133,097
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.450272	50.163893	15.45%	418
2019	36.014244	43.450272	20.65%	452
2018	43.146455	36.014244	-16.53%	547
2017	36.542034	43.146455	18.07%	833
2016	33.330604	36.542034	9.64%	937
2015	34.591680	33.330604	-3.65%	378
2014	33.306743	34.591680	3.86%	495
2013	25.026513	33.306743	33.09%	3,284
2012	22.303535	25.026513	12.21%	6,134
2011	25.541510	22.303535	-12.68%	20,883

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.607310	28.928361	12.97%	0
2019	20.504307	25.607310	24.89%	0
2018	24.647223	20.504307	-16.81%	0
2017	19.356724	24.647223	27.33%	0
2016	20.859713	19.356724	-7.21%	0
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.250429	12.097302	-8.70%	0
2019	11.002684	13.250429	20.43%	0
2018	12.009549	11.002684	-8.38%	0
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	36.625770	38.752075	5.81%	0
2019	27.884005	36.625770	31.35%	0
2018	34.509815	27.884005	-19.20%	0
2017	29.583658	34.509815	16.65%	0
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	57
2012	17.603902	21.908811	24.45%	57
2011	19.757329	17.603902	-10.90%	953
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.967420	15.287718	9.45%	0
2019	11.897039	13.967420	17.40%	0
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.724572	16.495335	-1.37%	0
2019	14.711985	16.724572	13.68%	0
2018	15.697261	14.711985	-6.28%	0
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	1,667
2013	12.564571	14.022809	11.61%	1,365
2012	11.387360	12.564571	10.34%	644
2011	11.354435	11.387360	0.29%	4,293
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	35.176139	39.957555	13.59%	0
2019	27.789004	35.176139	26.58%	0
2018	29.890957	27.789004	-7.03%	0
2017	25.310964	29.890957	18.09%	0
2016	22.267008	25.310964	13.67%	0
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	63
2012	15.903977	17.440515	9.66%	469
2011	15.317214	15.903977	3.83%	1,929
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	40.220147	41.439805	3.03%	403
2019	32.498977	40.220147	23.76%	358
2018	38.087705	32.498977	-14.67%	356
2017	35.139535	38.087705	8.39%	390
2016	27.554585	35.139535	27.53%	732
2015	30.375229	27.554585	-9.29%	2,163
2014	30.835021	30.375229	-1.49%	3,876
2013	23.106579	30.835021	33.45%	6,057
2012	19.927081	23.106579	15.96%	14,530
2011	21.138214	19.927081	-5.73%	23,627
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.858140	13.610930	14.78%	0
2019	9.555313	11.858140	24.10%	0
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.488800	19.836325	-3.18%	0
2019	18.588625	20.488800	10.22%	0
2018	22.446192	18.588625	-17.19%	0
2017	19.636579	22.446192	14.31%	0
2016	18.704336	19.636579	4.98%	0
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	288
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.111972	8.453779	-7.22%	0
2019	9.119119	9.111972	-0.08%	0
2018	9.134053	9.119119	-0.16%	0
2017	9.148509	9.134053	-0.16%	0
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.362239	12.606922	1.98%	0
2019	11.275097	12.362239	9.64%	0
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.974725	10.426763	4.53%	0
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.544422	10.039464	5.19%	0
2019	9.279003	9.544422	2.86%	0
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.341667	31.074582	39.09%	0
2019	16.719007	22.341667	33.63%	0
2018	17.761990	16.719007	-5.87%	0
2017	14.274518	17.761990	24.43%	0
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	91
2012*	10.000000	9.596074	-4.04%	489
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.587863	45.88%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.459704	50.464267	24.73%	0
2019	31.422635	40.459704	28.76%	0
2018	37.046063	31.422635	-15.18%	0
2017	27.742686	37.046063	33.53%	0
2016	28.366295	27.742686	-2.20%	0
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	76
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.388609	10.480065	0.88%	0
2019	9.588969	10.388609	8.34%	0
2018	10.256362	9.588969	-6.51%	0
2017	9.874342	10.256362	3.87%	0
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	32.139538	35.791481	11.36%	807
2019	24.907139	32.139538	29.04%	890
2018	27.672231	24.907139	-9.99%	1,089
2017	24.220371	27.672231	14.25%	1,213
2016	22.215804	24.220371	9.02%	2,613
2015	21.997339	22.215804	0.99%	6,083
2014	20.342014	21.997339	8.14%	12,213
2013	15.800170	20.342014	28.75%	22,820
2012	13.833864	15.800170	14.21%	42,004
2011	14.167352	13.833864	-2.35%	65,700

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.744605	16.800521	6.71%	0
2019	12.855430	15.744605	22.47%	0
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.699181	50.036522	17.18%	0
2019	34.560789	42.699181	23.55%	0
2018	39.445536	34.560789	-12.38%	58
2017	35.351144	39.445536	11.58%	67
2016	30.668976	35.351144	15.27%	83
2015	33.342792	30.668976	-8.02%	92
2014	30.487417	33.342792	9.37%	367
2013	22.133651	30.487417	37.74%	1,872
2012	19.204473	22.133651	15.25%	2,434
2011	20.084220	19.204473	-4.38%	4,796
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.579798	12.543521	18.56%	0
2019	8.441594	10.579798	25.33%	0
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.623007	18.541892	11.54%	0
2019	13.935898	16.623007	19.28%	0
2018	15.047715	13.935898	-7.39%	0
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.220037	13.729555	3.85%	0
2019	12.138099	13.220037	8.91%	0
2018	12.661327	12.138099	-4.13%	0
2017	12.116352	12.661327	4.50%	0
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.243097	31.004272	45.95%	0
2019	15.722390	21.243097	35.11%	0
2018	16.062719	15.722390	-2.12%	0
2017	12.922235	16.062719	24.30%	0
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	1,876
2014	12.749157	13.470510	5.66%	2,031
2013	10.016988	12.749157	27.28%	3,198
2012*	10.000000	10.016988	0.17%	2,589
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	30.184314	33.713506	11.69%	0
2019	25.202502	30.184314	19.77%	0
2018	25.622418	25.202502	-1.64%	0
2017	22.141613	25.622418	15.72%	0
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.213800	11.030034	7.99%	0
2019	9.542250	10.213800	7.04%	0
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.578265	70.242666	36.19%	0
2019	38.477715	51.578265	34.05%	0
2018	38.623804	38.477715	-0.38%	0
2017	30.331295	38.623804	27.34%	336
2016	30.374348	30.331295	-0.14%	336
2015	27.703016	30.374348	9.64%	336
2014	26.074827	27.703016	6.24%	1,041
2013	20.338543	26.074827	28.20%	2,928
2012	16.765168	20.338543	21.31%	5,583
2011	18.392106	16.765168	-8.85%	10,809
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.018424	47.272671	47.64%	0
2019	22.571747	32.018424	41.85%	0
2018	22.839276	22.571747	-1.17%	0
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	524
2012*	10.000000	9.908916	-0.91%	1,538
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.767909	33.829370	13.64%	0
2019	23.985188	29.767909	24.11%	0
2018	28.858471	23.985188	-16.89%	0
2017	22.522457	28.858471	28.13%	0
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.794049	9.470886	-3.30%	0
2019	8.463564	9.794049	15.72%	0
2018	10.610855	8.463564	-20.24%	0
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.392828	10.935830	5.22%	0
2019	9.787228	10.392828	6.19%	0
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.475232	30.624206	42.60%	0
2019	15.519061	21.475232	38.38%	0
2018	16.122666	15.519061	-3.74%	0
2017	13.028378	16.122666	23.75%	0
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.995308	36.392706	1.10%	1,225
2019	28.375972	35.995308	26.85%	1,187
2018	32.320809	28.375972	-12.21%	1,400
2017	28.117243	32.320809	14.95%	1,726
2016	25.228559	28.117243	11.45%	2,867
2015	25.999421	25.228559	-2.96%	5,718
2014	24.086185	25.999421	7.94%	10,615
2013	18.134765	24.086185	32.82%	21,312
2012	15.977548	18.134765	13.50%	51,937
2011	16.387708	15.977548	-2.50%	93,728
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.802757	12.221504	13.13%	0
2019*	10.000000	10.802757	8.03%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.722215	24.398866	17.74%	0
2019	16.836698	20.722215	23.08%	0
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	7,637
2013	11.684796	14.608273	25.02%	9,733
2012	10.290473	11.684796	13.55%	7,877
2011	10.695520	10.290473	-3.79%	17,097
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.964954	20.306037	19.69%	0
2019	12.408193	16.964954	36.72%	0
2018	12.596857	12.408193	-1.50%	0
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.254998	32.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.565930	35.66%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.381798	14.096864	5.34%	0
2019	12.351290	13.381798	8.34%	0
2018	12.727116	12.351290	-2.95%	0
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	421
2012	11.100878	11.872305	6.95%	1,131
2011	10.751599	11.100878	3.25%	1,723
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.859785	24.663782	3.37%	0
2019	21.335885	23.859785	11.83%	0
2018	23.435966	21.335885	-8.96%	0
2017	21.832320	23.435966	7.35%	0
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.480230	11.083379	-3.46%	0
2019	9.166116	11.480230	25.25%	0
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.474975	22.890530	11.80%	0
2019	16.857464	20.474975	21.46%	0
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.507734	18.469964	47.67%	1,376
2019	9.612816	12.507734	30.12%	1,955
2018	11.778733	9.612816	-18.39%	2,057
2017	9.578487	11.778733	22.97%	2,075
2016	10.026232	9.578487	-4.47%	5,698
2015	10.303543	10.026232	-2.69%	14,206
2014	10.663383	10.303543	-3.37%	23,795
2013	8.991347	10.663383	18.60%	38,878
2012	7.946615	8.991347	13.15%	74,177
2011	8.976518	7.946615	-11.47%	101,617
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.124347	19.882713	9.70%	29,654
2019	15.319782	18.124347	18.31%	54,389
2018	16.461911	15.319782	-6.94%	58,106
2017	14.513291	16.461911	13.43%	66,128
2016	13.592853	14.513291	6.77%	72,385
2015	13.742108	13.592853	-1.09%	99,975
2014	13.362852	13.742108	2.84%	130,535
2013	11.065785	13.362852	20.76%	154,571
2012	9.763427	11.065785	13.34%	411,336
2011	9.875579	9.763427	-1.14%	639,618
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.331567	12.121080	6.97%	46,277
2019	10.615125	11.331567	6.75%	82,263
2018	10.956121	10.615125	-3.11%	90,661
2017	10.836736	10.956121	1.10%	97,548
2016	10.777266	10.836736	0.55%	92,800
2015	11.028314	10.777266	-2.28%	124,565
2014	10.725171	11.028314	2.83%	140,581
2013	11.238925	10.725171	-4.57%	147,184
2012	10.931779	11.238925	2.81%	392,301
2011	10.555724	10.931779	3.56%	583,670
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.365378	28.463814	27.27%	619
2019	16.941353	22.365378	32.02%	810
2018	19.097504	16.941353	-11.29%	1,063
2017	14.886099	19.097504	28.29%	1,203
2016	15.168365	14.886099	-1.86%	1,409
2015	14.534816	15.168365	4.36%	1,081
2014	14.571552	14.534816	-0.25%	1,283
2013	11.564229	14.571552	26.01%	10,216
2012	9.670813	11.564229	19.58%	11,556
2011	10.886326	9.670813	-11.17%	24,004

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.060692	35.704455	48.39%	0
2019	18.854042	24.060692	27.62%	0
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	48
2013	10.342945	13.130864	26.95%	1,763
2012	8.994660	10.342945	14.99%	13,280
2011	9.634207	8.994660	-6.64%	35,955
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.295893	21.372136	10.76%	28,700
2019	15.676115	19.295893	23.09%	53,860
2018	16.363646	15.676115	-4.20%	57,173
2017	13.700851	16.363646	19.44%	70,156
2016	12.590793	13.700851	8.82%	80,866
2015	12.716135	12.590793	-0.99%	114,010
2014	11.777700	12.716135	7.97%	134,230
2013	9.042803	11.777700	30.24%	146,385
2012	7.886775	9.042803	14.66%	475,012
2011	8.235629	7.886775	-4.24%	767,384
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.427904	15.725156	1.93%	0
2019	14.427917	15.427904	6.93%	0
2018	15.085323	14.427917	-4.36%	0
2017	14.483153	15.085323	4.16%	0
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	20,253
2013	14.517954	14.060417	-3.15%	10,470
2012	13.204942	14.517954	9.94%	10,816
2011	12.772013	13.204942	3.39%	34,984
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.338734	34.860135	7.80%	810
2019	25.588974	32.338734	26.38%	863
2018	26.200294	25.588974	-2.33%	950
2017	22.243686	26.200294	17.79%	1,143
2016	20.428485	22.243686	8.89%	2,473
2015	20.718925	20.428485	-1.40%	5,818
2014	18.917203	20.718925	9.52%	11,661
2013	14.766366	18.917203	28.11%	25,426
2012	13.242415	14.766366	11.51%	47,450
2011	13.468070	13.242415	-1.68%	74,968

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.999199	32.392379	1.23%	0
2019	25.722267	31.999199	24.40%	0
2018	28.380985	25.722267	-9.37%	0
2017	24.618549	28.380985	15.28%	0
2016	21.375828	24.618549	15.17%	552
2015	23.344310	21.375828	-8.43%	1,985
2014	21.879839	23.344310	6.69%	3,308
2013	16.509610	21.879839	32.53%	15,668
2012	14.264017	16.509610	15.74%	10,810
2011	14.942924	14.264017	-4.54%	15,271
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.919839	12.251965	12.20%	0
2019	9.698848	10.919839	12.59%	0
2018	10.819546	9.698848	-10.36%	0
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.529014	17.121060	10.25%	0
2019	12.789562	15.529014	21.42%	0
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.935965	14.971660	7.43%	22,277
2019	12.246253	13.935965	13.80%	26,803
2018	13.335298	12.246253	-8.17%	29,249
2017	12.149391	13.335298	9.76%	31,693
2016	11.688970	12.149391	3.94%	34,809
2015	12.061403	11.688970	-3.09%	40,399
2014	11.806460	12.061403	2.16%	56,283
2013	10.512648	11.806460	12.31%	49,251
2012	9.664236	10.512648	8.78%	295,292
2011	10.000579	9.664236	-3.36%	463,894

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.008232	16.386297	9.18%	0
2019	12.743051	15.008232	17.78%	0
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	11,336
2014	11.986035	12.291814	2.55%	18,573
2013	10.092575	11.986035	18.76%	95,142
2012	9.067261	10.092575	11.31%	131,204
2011	9.587191	9.067261	-5.42%	136,194
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.205390	12.862952	5.39%	4,757
2019	11.259382	12.205390	8.40%	5,408
2018	11.803862	11.259382	-4.61%	6,083
2017	11.329798	11.803862	4.18%	6,771
2016	11.056236	11.329798	2.47%	7,460
2015	11.371089	11.056236	-2.77%	8,169
2014	11.234242	11.371089	1.22%	8,872
2013	10.930192	11.234242	2.78%	26,651
2012	10.381053	10.930192	5.29%	32,786
2011	10.450358	10.381053	-0.66%	25,701
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.939535	12.284396	2.89%	0
2019	10.706283	11.939535	11.52%	0
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.420940	13.061709	5.16%	0
2019	10.987179	12.420940	13.05%	0
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.519345	15.741971	8.42%	11,020
2019	12.546663	14.519345	15.72%	11,988
2018	13.787859	12.546663	-9.00%	12,952
2017	12.350333	13.787859	11.64%	20,778
2016	11.812058	12.350333	4.56%	20,778
2015	12.189216	11.812058	-3.09%	20,778
2014	11.900459	12.189216	2.43%	45,493
2013	10.313226	11.900459	15.39%	56,737
2012	9.370438	10.313226	10.06%	66,185
2011	9.794617	9.370438	-4.33%	80,924
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.254921	16.774148	9.96%	0
2019	12.741569	15.254921	19.73%	0
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	19,729
2016	11.794064	12.429967	5.39%	19,729
2015	12.225250	11.794064	-3.53%	19,729
2014	11.936604	12.225250	2.42%	21,119
2013	9.805814	11.936604	21.73%	23,695
2012	8.737123	9.805814	12.23%	220,105
2011	9.356738	8.737123	-6.62%	223,960
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.446936	14.363978	6.82%	1,517
2019	12.010625	13.446936	11.96%	1,671
2018	12.876782	12.010625	-6.73%	1,829
2017	11.962895	12.876782	7.64%	1,991
2016	11.521522	11.962895	3.83%	2,155
2015	11.889315	11.521522	-3.09%	2,330
2014	11.662076	11.889315	1.95%	2,514
2013	10.703232	11.662076	8.96%	2,547
2012	9.930383	10.703232	7.78%	3,048
2011	10.165246	9.930383	-2.31%	6,971
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.516332	14.955252	3.02%	1,757
2019	13.175031	14.516332	10.18%	1,635
2018	15.955829	13.175031	-17.43%	1,775
2017	13.273279	15.955829	20.21%	1,827
2016	13.400887	13.273279	-0.95%	4,706
2015	14.237119	13.400887	-5.87%	12,054
2014	15.824380	14.237119	-10.03%	19,265
2013	13.452307	15.824380	17.63%	29,061
2012	11.487094	13.452307	17.11%	52,731
2011	13.391270	11.487094	-14.22%	70,119
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.731921	17.32%	1,770

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.373568	12.940722	4.58%	6,466
2019	11.621711	12.373568	6.47%	6,745
2018	11.948491	11.621711	-2.73%	7,712
2017	11.708490	11.948491	2.05%	7,756
2016	11.383100	11.708490	2.86%	7,622
2015	11.724577	11.383100	-2.91%	4,579
2014	11.434934	11.724577	2.53%	13,330
2013	11.928175	11.434934	-4.14%	25,038
2012	11.330575	11.928175	5.27%	48,076
2011	10.887822	11.330575	4.07%	69,800
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.197601	14.095698	6.81%	0
2019	12.294310	13.197601	7.35%	0
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	734
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.485371	10.654757	1.62%	0
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.943711	36.462343	10.68%	0
2019	27.418682	32.943711	20.15%	0
2018	33.998633	27.418682	-19.35%	0
2017	24.576697	33.998633	38.34%	0
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.492388	23.356550	3.84%	0
2019	20.013001	22.492388	12.39%	0
2018	21.065972	20.013001	-5.00%	0
2017	20.144447	21.065972	4.57%	0
2016	18.014610	20.144447	11.82%	0
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.909749	12.375214	3.91%	3,899
2019	11.441567	11.909749	4.09%	4,012
2018	11.687967	11.441567	-2.11%	4,458
2017	11.688279	11.687967	0.00%	4,456
2016	11.844376	11.688279	-1.32%	6,281
2015	12.105446	11.844376	-2.16%	11,358
2014	11.818782	12.105446	2.43%	20,723
2013	12.576205	11.818782	-6.02%	38,707
2012	12.459214	12.576205	0.94%	68,868
2011	11.858848	12.459214	5.06%	94,515
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.497294	8.343358	-1.81%	2,110
2019	8.523298	8.497294	-0.31%	2,063
2018	8.583302	8.523298	-0.70%	2,359
2017	8.725671	8.583302	-1.63%	2,437
2016	8.907098	8.725671	-2.04%	2,381
2015	9.093515	8.907098	-2.05%	3,620
2014	9.283829	9.093515	-2.05%	4,572
2013	9.478132	9.283829	-2.05%	11,299
2012	9.677044	9.478132	-2.06%	43,182
2011	9.879005	9.677044	-2.04%	77,723
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.602650	10.128627	5.48%	0
2019	8.244325	9.602650	16.48%	0
2018	9.880444	8.244325	-16.56%	0
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	9,856
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	235
2011	7.624047	6.721206	-11.84%	222
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.665228	11.191135	4.93%	0
2019	8.983686	10.665228	18.72%	0
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	362
2011	8.557418	7.305161	-14.63%	2,067

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.657579	32.772769	10.50%	0
2019	24.470787	29.657579	21.20%	0
2018	27.413353	24.470787	-10.73%	0
2017	23.630355	27.413353	16.01%	786
2016	22.037069	23.630355	7.23%	7,542
2015	22.725148	22.037069	-3.03%	7,685
2014	22.099056	22.725148	2.83%	11,373
2013	17.730313	22.099056	24.64%	13,452
2012	15.618402	17.730313	13.52%	44,997
2011	16.597157	15.618402	-5.90%	69,209
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.363965	18.607857	7.16%	16,572
2019	15.369476	17.363965	12.98%	20,289
2018	16.492792	15.369476	-6.81%	21,829
2017	15.150577	16.492792	8.86%	29,375
2016	14.549762	15.150577	4.13%	43,995
2015	14.880137	14.549762	-2.22%	48,772
2014	14.525530	14.880137	2.44%	36,565
2013	13.074384	14.525530	11.10%	20,691
2012	12.203251	13.074384	7.14%	24,087
2011	12.348836	12.203251	-1.18%	75,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.152833	23.126593	9.33%	0
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	5,784
2013	14.092065	16.494139	17.05%	45,294
2012	12.817529	14.092065	9.94%	28,755
2011	13.208826	12.817529	-2.96%	34,228
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.123988	14.763473	4.53%	158
2019	13.164596	14.123988	7.29%	1,027
2018	13.688511	13.164596	-3.83%	1,750
2017	13.222778	13.688511	3.52%	2,489
2016	12.946736	13.222778	2.13%	3,232
2015	13.182805	12.946736	-1.79%	3,989
2014	12.954716	13.182805	1.76%	5,400
2013	12.616255	12.954716	2.68%	31,145
2012	12.247086	12.616255	3.01%	1,034
2011	12.146789	12.247086	0.83%	829

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.936501	12.224977	2.42%	0
2019	10.784497	11.936501	10.68%	0
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.498777	13.017289	4.15%	0
2019	11.072042	12.498777	12.89%	0
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.906470	23.677118	8.08%	34,770
2019	18.994341	21.906470	15.33%	36,325
2018	20.562072	18.994341	-7.62%	39,045
2017	18.588258	20.562072	10.62%	41,987
2016	17.711094	18.588258	4.95%	44,232
2015	18.142508	17.711094	-2.38%	56,418
2014	17.609812	18.142508	3.02%	102,192
2013	15.415135	17.609812	14.24%	171,882
2012	14.202895	15.415135	8.54%	245,101
2011	14.505369	14.202895	-2.09%	355,324
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.499531	29.156418	10.03%	0
2019	22.206751	26.499531	19.33%	0
2018	24.572893	22.206751	-9.63%	0
2017	21.499737	24.572893	14.29%	0
2016	20.232410	21.499737	6.26%	0
2015	20.807751	20.232410	-2.77%	5,348
2014	20.239948	20.807751	2.81%	50,779
2013	16.884961	20.239948	19.87%	130,041
2012	15.153935	16.884961	11.42%	201,690
2011	15.806595	15.153935	-4.13%	345,224

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.883879	19.015478	6.33%	29,134
2019	16.088863	17.883879	11.16%	31,357
2018	17.064318	16.088863	-5.72%	35,478
2017	15.951111	17.064318	6.98%	37,949
2016	15.405440	15.951111	3.54%	40,461
2015	15.732684	15.405440	-2.08%	51,970
2014	15.335156	15.732684	2.59%	47,550
2013	14.169038	15.335156	8.23%	54,784
2012	13.389767	14.169038	5.82%	68,283
2011	13.393125	13.389767	-0.03%	180,249
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.420337	10.933940	4.93%	0
2019*	10.000000	10.420337	4.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.719633	12.154725	13.39%	0
2019*	10.000000	10.719633	7.20%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.323265	27.134673	27.25%	552
2019	16.717633	21.323265	27.55%	685
2018	17.661307	16.717633	-5.34%	683
2017	13.881945	17.661307	27.23%	859
2016	13.895137	13.881945	-0.09%	1,892
2015	13.755464	13.895137	1.02%	4,228
2014	12.749489	13.755464	7.89%	8,197
2013	9.683662	12.749489	31.66%	13,945
2012	8.512790	9.683662	13.75%	28,443
2011	8.980902	8.512790	-5.21%	43,540
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.619427	13.237333	4.90%	0
2019	10.829208	12.619427	16.53%	0
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.520911	15.216204	4.79%	0
2019	12.153182	14.520911	19.48%	0
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	36.064398	41.870329	16.10%	722
2019	26.810085	36.064398	34.52%	859
2018	27.802802	26.810085	-3.57%	949
2017	22.336623	27.802802	24.47%	1,565
2016	22.069127	22.336623	1.21%	1,765
2015	21.494441	22.069127	2.67%	351
2014	20.213544	21.494441	6.34%	717
2013	15.142011	20.213544	33.49%	3,712
2012	13.054694	15.142011	15.99%	5,819
2011	13.668384	13.054694	-4.49%	25,316
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.822436	27.631726	-0.69%	0
2019	22.421895	27.822436	24.09%	0
2018	25.288878	22.421895	-11.34%	0
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	285
2013	15.138435	19.524697	28.97%	2,396
2012	13.505087	15.138435	12.09%	6,610
2011	13.720413	13.505087	-1.57%	14,180
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.776540	17.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.358307	48.039346	10.80%	0
2019	35.228948	43.358307	23.08%	0
2018	40.591720	35.228948	-13.21%	0
2017	35.791133	40.591720	13.41%	0
2016	30.375072	35.791133	17.83%	0
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	55
2012	19.797870	22.779330	15.06%	5,496
2011	20.739090	19.797870	-4.54%	15,064
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.898339	20.235542	-3.17%	1,037
2019	17.227576	20.898339	21.31%	891
2018	20.254921	17.227576	-14.95%	891
2017	18.163865	20.254921	11.51%	974
2016	15.768607	18.163865	15.19%	2,344
2015	16.577025	15.768607	-4.88%	5,847
2014	14.462419	16.577025	14.62%	14,063
2013	10.882378	14.462419	32.90%	18,389
2012	9.549696	10.882378	13.96%	44,311
2011	9.980860	9.549696	-4.32%	65,917

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	32.009120	44.056046	37.64%	0
2019	24.139204	32.009120	32.60%	0
2018	26.853890	24.139204	-10.11%	0
2017	21.993513	26.853890	22.10%	0
2016	20.778197	21.993513	5.85%	0
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	182
2012	13.451732	14.900378	10.77%	220
2011	13.852001	13.451732	-2.89%	6,121
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	36.034706	37.043574	2.80%	0
2019	30.995463	36.034706	16.26%	0
2018	38.187056	30.995463	-18.83%	0
2017	35.846259	38.187056	6.53%	0
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	114
2012	18.778768	22.127653	17.83%	304
2011	20.276810	18.778768	-7.39%	378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.503778	44.947607	19.85%	0
2019	30.544464	37.503778	22.78%	0
2018	35.779475	30.544464	-14.63%	0
2017	32.267099	35.779475	10.89%	0
2016	26.880557	32.267099	20.04%	0
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	146
2011	19.810426	18.278961	-7.73%	1,441
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.206754	21.334094	11.08%	0
2019	15.308945	19.206754	25.46%	0
2018	16.455226	15.308945	-6.97%	0
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	51
2013	8.524210	11.984366	40.59%	75
2012	7.448970	8.524210	14.43%	109
2011	8.607930	7.448970	-13.46%	1,919

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.984883	22.186056	11.01%	1,536
2019	16.186973	19.984883	23.46%	1,676
2018	17.559338	16.186973	-7.82%	1,694
2017	15.144614	17.559338	15.94%	1,979
2016	14.041263	15.144614	7.86%	3,941
2015	14.395374	14.041263	-2.46%	8,825
2014	13.298953	14.395374	8.24%	17,248
2013	9.799276	13.298953	35.71%	30,910
2012	8.982352	9.799276	9.09%	66,227
2011	9.479541	8.982352	-5.24%	98,333
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.312645	15.067739	-7.63%	0
2019	12.767029	16.312645	27.77%	0
2018	13.587031	12.767029	-6.04%	0
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	375
2011	9.031330	9.389638	3.97%	1,243
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.720345	22.764283	15.44%	0
2019	15.387540	19.720345	28.16%	0
2018	16.516355	15.387540	-6.83%	174
2017	13.908851	16.516355	18.75%	213
2016	12.746506	13.908851	9.12%	249
2015	12.891727	12.746506	-1.13%	287
2014	11.639404	12.891727	10.76%	8,318
2013*	10.000000	11.639404	16.39%	6,757
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.839899	9.911127	0.72%	1,780
2019	9.651362	9.839899	1.95%	1,838
2018	9.774306	9.651362	-1.26%	2,610
2017	9.823183	9.774306	-0.50%	2,683
2016	9.784401	9.823183	0.40%	2,641
2015	10.023374	9.784401	-2.38%	627
2014	10.182854	10.023374	-1.57%	746
2013	10.385034	10.182854	-1.95%	8,302
2012	10.242058	10.385034	1.40%	20,016
2011	10.321841	10.242058	-0.77%	30,280

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.793022	19.626483	16.87%	513
2019	13.719933	16.793022	22.40%	534
2018	15.801213	13.719933	-13.17%	511
2017	14.127509	15.801213	11.85%	581
2016	11.932008	14.127509	18.40%	689
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.301240	33.487764	57.21%	488
2019	15.892523	21.301240	34.03%	665
2018	17.457551	15.892523	-8.96%	694
2017	13.975373	17.457551	24.92%	1,301
2016	13.452434	13.975373	3.89%	2,582
2015	13.781662	13.452434	-2.39%	5,373
2014	13.565524	13.781662	1.59%	10,158
2013	9.991851	13.565524	35.77%	20,961
2012	8.898342	9.991851	12.29%	39,037
2011	9.507383	8.898342	-6.41%	60,922
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	40.854991	55.908901	36.85%	0
2019	31.483713	40.854991	29.77%	0
2018	34.402807	31.483713	-8.49%	0
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.432308	9.558409	1.34%	3,744
2019	9.287308	9.432308	1.56%	3,716
2018	9.386922	9.287308	-1.06%	3,938
2017	9.498196	9.386922	-1.17%	4,017
2016	9.579637	9.498196	-0.85%	3,943
2015	9.762187	9.579637	-1.87%	4,427
2014	9.906069	9.762187	-1.45%	11,094
2013	10.051396	9.906069	-1.45%	17,816
2012	9.810513	10.051396	2.46%	43,005
2011	9.986428	9.810513	-1.76%	70,808

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.861910	37.313981	17.11%	0
2019	25.839964	31.861910	23.30%	0
2018	27.986427	25.839964	-7.67%	0
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	192
2012	14.515258	15.777974	8.70%	452
2011	15.289429	14.515258	-5.06%	1,706
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.294349	11.937665	5.70%	0
2019	10.318904	11.294349	9.45%	0
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.800934	11.275618	4.39%	0
2019	9.617744	10.800934	12.30%	0
2018	10.318045	9.617744	-6.79%	0
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.153609	12.089803	8.39%	0
2019	10.650294	11.153609	4.73%	0
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.709374	10.792945	0.78%	1,228
2019	10.520709	10.709374	1.79%	1,224
2018	10.716703	10.520709	-1.83%	1,893
2017	10.805073	10.716703	-0.82%	1,938
2016	10.888496	10.805073	-0.77%	3,055
2015	11.093216	10.888496	-1.85%	7,805
2014	11.241278	11.093216	-1.32%	29,819
2013	11.503255	11.241278	-2.28%	34,062
2012	11.106030	11.503255	3.58%	38,076
2011	11.224697	11.106030	-1.06%	57,028
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.077083	10.081768	0.05%	0
2019	10.017876	10.077083	0.59%	0
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.933147	11.622621	6.31%	0
2019	10.311548	10.933147	6.03%	0
2018	10.595843	10.311548	-2.68%	488
2017	10.319874	10.595843	2.67%	500
2016	10.269921	10.319874	0.49%	503
2015	10.449787	10.269921	-1.72%	2,734
2014	10.241673	10.449787	2.03%	3,038
2013	10.675195	10.241673	-4.06%	18,038
2012	9.953562	10.675195	7.25%	15,228
2011*	10.000000	9.953562	-0.46%	80
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.747138	24.112508	35.87%	0
2019	13.250079	17.747138	33.94%	0
2018	13.214489	13.250079	0.27%	0
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	19.019460	20.882852	9.80%	0
2019	15.514986	19.019460	22.59%	0
2018	19.585192	15.514986	-20.78%	0
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.435569	34.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.830182	13.296332	3.63%	0
2019	10.044620	12.830182	27.73%	0
2018	11.207440	10.044620	-10.38%	0
2017*	10.000000	11.207440	12.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.244656	52.223809	26.62%	0
2019	32.735636	41.244656	25.99%	0
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	317
2012	11.344069	14.555434	28.31%	139
2011	10.491378	11.344069	8.13%	140
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.498029	6.399242	16.39%	0
2019	5.032085	5.498029	9.26%	0
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.651513	6.593621	16.67%	0
2019	5.157631	5.651513	9.58%	0
2018	7.342584	5.157631	-29.76%	0
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	2,934
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.739613	10.356379	-3.57%	0
2019*	10.000000	10.739613	7.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.188935	51.294544	54.55%	0
2019	27.143946	33.188935	22.27%	0
2018	27.357289	27.143946	-0.78%	0
2017	22.190095	27.357289	23.29%	0
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	2,618
2012	14.791041	15.627386	5.65%	212
2011	15.827575	14.791041	-6.55%	1,959

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.644987	12.981170	2.66%	0
2019	11.208026	12.644987	12.82%	0
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.653720	31.755184	0.32%	0
2019	26.156688	31.653720	21.02%	0
2018	28.379791	26.156688	-7.83%	0
2017	24.441234	28.379791	16.11%	0
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.709290	8.714889	0.06%	0
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	39.152874	39.500945	0.89%	0
2019	33.354373	39.152874	17.38%	0
2018	40.227133	33.354373	-17.08%	0
2017	36.408893	40.227133	10.49%	0
2016	29.799540	36.408893	22.18%	0
2015	32.276721	29.799540	-7.67%	8
2014	30.261854	32.276721	6.66%	779
2013	22.458355	30.261854	34.75%	797
2012	19.364694	22.458355	15.98%	799
2011	21.645669	19.364694	-10.54%	800
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.715646	13.638081	7.25%	0
2019	11.926630	12.715646	6.62%	0
2018	12.537282	11.926630	-4.87%	0
2017	12.351936	12.537282	1.50%	0
2016	12.085906	12.351936	2.20%	0
2015	12.657600	12.085906	-4.52%	0
2014	12.516108	12.657600	1.13%	2,036
2013	13.969137	12.516108	-10.40%	2,020
2012	13.288066	13.969137	5.13%	1,858
2011	12.145743	13.288066	9.41%	1,833

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	30.080969	32.820675	9.11%	0
2019	24.829559	30.080969	21.15%	0
2018	27.331372	24.829559	-9.15%	0
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.795351	29.493367	-1.01%	591
2019	23.593780	29.795351	26.28%	501
2018	27.692468	23.593780	-14.80%	493
2017	25.374833	27.692468	9.13%	488
2016	21.119632	25.374833	20.15%	498
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	0
2011	13.711769	13.311218	-2.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.739719	31.331157	-1.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.351318	11.892214	4.77%	0
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.254532	10.896866	6.26%	0
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.237438	14.436068	1.40%	0
2019	11.409599	14.237438	24.78%	0
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.751285	19.795763	18.17%	0
2019	14.530599	16.751285	15.28%	0
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	0
2019	10.837279	12.716259	17.34%	0
2018	13.130826	10.837279	-17.47%	0
2017	11.658186	13.130826	12.63%	0
2016	10.336229	11.658186	12.79%	0
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.999632	47.657863	8.31%	0
2019	36.774684	43.999632	19.65%	0
2018	41.272688	36.774684	-10.90%	0
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	35.217594	40.585318	15.24%	0
2019	27.493199	35.217594	28.10%	0
2018	29.519423	27.493199	-6.86%	0
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.437498	37.973302	20.79%	0
2019	23.649499	31.437498	32.93%	0
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	0
2016	19.846568	20.914245	5.38%	0
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	0
2013	16.687695	19.739772	18.29%	0
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	23.170594	27.125000	17.07%	0
2019	19.480916	23.170594	18.94%	0
2018	24.657263	19.480916	-20.99%	0
2017	20.249525	24.657263	21.77%	0
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.883559	11.326996	4.07%	0
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.447949	15.751995	-4.23%	0
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.588293	10.573173	-0.14%	0
2019	10.100426	10.588293	4.83%	0
2018	10.327162	10.100426	-2.20%	0
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.597389	10.448152	-1.41%	0
2019	9.026932	10.597389	17.40%	0
2018*	10.000000	9.026932	-9.73%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.417530	14.168272	5.60%	0
2019	12.554182	13.417530	6.88%	0
2018	12.926251	12.554182	-2.88%	0
2017	12.725631	12.926251	1.58%	0
2016	12.554452	12.725631	1.36%	0
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	935
2012	12.027057	12.886085	7.14%	936
2011	12.044597	12.027057	-0.15%	931
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.371712	13.289316	28.13%	0
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.820596	18.483125	9.88%	19,110
2019	14.843531	16.820596	13.32%	19,110
2018	15.838739	14.843531	-6.28%	19,110
2017	14.342129	15.838739	10.44%	19,110
2016	13.920827	14.342129	3.03%	19,110
2015	14.295277	13.920827	-2.62%	19,110
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	5,219
2012	11.574966	12.643856	9.23%	5,436
2011	11.873459	11.574966	-2.51%	5,652
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.376302	20.638904	12.31%	584
2019	15.657816	18.376302	17.36%	586
2018	17.030743	15.657816	-8.06%	587
2017	14.962036	17.030743	13.83%	589
2016	14.443940	14.962036	3.59%	591
2015	14.821828	14.443940	-2.55%	593
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	1,153
2012	11.551050	12.785948	10.69%	1,877
2011	11.946635	11.551050	-3.31%	678

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.271355	23.148732	14.19%	2,510
2019	16.683380	20.271355	21.51%	2,510
2018	18.536369	16.683380	-10.00%	2,510
2017	15.686541	18.536369	18.17%	2,512
2016	15.062039	15.686541	4.15%	2,513
2015	15.467076	15.062039	-2.62%	2,515
2014	15.083411	15.467076	2.54%	2,517
2013	12.690069	15.083411	18.86%	2,519
2012	11.254305	12.690069	12.76%	2,521
2011	11.829935	11.254305	-4.87%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.411647	16.035398	19.56%	0
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	40.155939	51.198968	27.50%	0
2019	31.245223	40.155939	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.318603	8.094062	-34.29%	0
2019	11.457213	12.318603	7.52%	0
2018	15.557870	11.457213	-26.36%	0
2017	16.344257	15.557870	-4.81%	0
2016	12.504226	16.344257	30.71%	0
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	209
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.505279	29.703987	4.21%	0
2019	22.907168	28.505279	24.44%	0
2018	25.585818	22.907168	-10.47%	0
2017	23.198359	25.585818	10.29%	0
2016	20.129717	23.198359	15.24%	0
2015	21.471624	20.129717	-6.25%	0
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	0
2012	14.098424	16.155606	14.59%	0
2011	14.306539	14.098424	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.432747	15.202651	5.33%	0
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	40.158620	56.437877	40.54%	387
2019	30.617218	40.158620	31.16%	509
2018	31.413591	30.617218	-2.54%	503
2017	23.799118	31.413591	31.99%	584
2016	24.175276	23.799118	-1.56%	661
2015	23.099004	24.175276	4.66%	264
2014	21.253794	23.099004	8.68%	1,564
2013	15.962768	21.253794	33.15%	1,588
2012	14.253099	15.962768	12.00%	1,504
2011	14.562929	14.253099	-2.13%	1,297
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.762858	14.708553	6.87%	3,306
2019	12.849635	13.762858	7.11%	3,235
2018	13.230944	12.849635	-2.88%	3,499
2017	12.995201	13.230944	1.81%	3,232
2016	12.704293	12.995201	2.29%	2,918
2015	13.088037	12.704293	-2.93%	1,205
2014	12.657694	13.088037	3.40%	1,203
2013	13.202218	12.657694	-4.12%	1,189
2012	12.770479	13.202218	3.38%	42
2011	12.186292	12.770479	4.79%	37
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	43.077505	49.708143	15.39%	0
2019	35.723508	43.077505	20.59%	0
2018	42.820145	35.723508	-16.57%	0
2017	36.284131	42.820145	18.01%	0
2016	33.112218	36.284131	9.58%	0
2015	34.382591	33.112218	-3.69%	23
2014	33.122328	34.382591	3.80%	999
2013	24.900640	33.122328	33.02%	1,005
2012	22.202713	24.900640	12.15%	1,034
2011	25.439024	22.202713	-12.72%	1,052

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.387643	28.665570	12.91%	0
2019	20.338794	25.387643	24.82%	0
2018	24.460845	20.338794	-16.85%	0
2017	19.220118	24.460845	27.27%	0
2016	20.723042	19.220118	-7.25%	0
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.205413	12.050043	-8.75%	0
2019	10.970913	13.205413	20.37%	0
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	36.311505	38.399952	5.75%	0
2019	27.658853	36.311505	31.28%	0
2018	34.248761	27.658853	-19.24%	0
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.884435	15.189131	9.40%	0
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.608205	16.372198	-1.42%	0
2019	14.617081	16.608205	13.62%	0
2018	15.604021	14.617081	-6.32%	0
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	34.874285	39.594438	13.53%	0
2019	27.564611	34.874285	26.52%	0
2018	29.664835	27.564611	-7.08%	0
2017	25.132268	29.664835	18.03%	0
2016	22.121066	25.132268	13.61%	0
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	0
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.875065	41.063282	2.98%	0
2019	32.236596	39.875065	23.70%	0
2018	37.799637	32.236596	-14.72%	0
2017	34.891526	37.799637	8.33%	0
2016	27.374044	34.891526	27.46%	0
2015	30.191621	27.374044	-9.33%	0
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	0
2011	21.053389	19.837005	-5.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.823803	13.564581	14.72%	0
2019	9.532522	11.823803	24.04%	0
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.313027	19.656108	-3.23%	0
2019	18.438562	20.313027	10.17%	0
2018	22.276441	18.438562	-17.23%	0
2017	19.497990	22.276441	14.25%	0
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	89
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.081020	8.420757	-7.27%	0
2019	9.092780	9.081020	-0.13%	0
2018	9.112346	9.092780	-0.21%	0
2017	9.131417	9.112346	-0.21%	0
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.313959	12.551267	1.93%	0
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.966226	10.412547	4.48%	0
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.511993	10.000239	5.13%	0
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.254269	30.937241	39.02%	0
2019	16.662112	22.254269	33.56%	0
2018	17.710646	16.662112	-5.92%	0
2017	14.240486	17.710646	24.37%	0
2016	14.257541	14.240486	-0.12%	0
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	0
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.582873	45.83%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	40.112644	50.005871	24.66%	0
2019	31.169002	40.112644	28.69%	0
2018	36.765929	31.169002	-15.22%	0
2017	27.546915	36.765929	33.47%	0
2016	28.180468	27.546915	-2.25%	0
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.350619	10.436409	0.83%	0
2019	9.558784	10.350619	8.28%	0
2018	10.229321	9.558784	-6.56%	0
2017	9.853320	10.229321	3.82%	0
2016	9.470735	9.853320	4.04%	0
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.863809	35.466313	11.31%	443
2019	24.706065	31.863809	28.97%	462
2018	27.462926	24.706065	-10.04%	477
2017	24.049417	27.462926	14.19%	494
2016	22.070227	24.049417	8.97%	538
2015	21.864353	22.070227	0.94%	570
2014	20.229362	21.864353	8.08%	1,127
2013	15.720688	20.229362	28.68%	1,223
2012	13.771324	15.720688	14.16%	597
2011	14.110498	13.771324	-2.40%	597

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.683108	16.726351	6.65%	0
2019	12.811761	15.683108	22.41%	0
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	42.332785	49.581845	17.12%	0
2019	34.281717	42.332785	23.49%	0
2018	39.147128	34.281717	-12.43%	0
2017	35.101577	39.147128	11.53%	0
2016	30.467967	35.101577	15.21%	0
2015	33.141181	30.467967	-8.07%	0
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.549233	12.500906	18.50%	1,131
2019	8.421502	10.549233	25.27%	1,230
2018	10.694195	8.421502	-21.25%	1,153
2017	8.638425	10.694195	23.80%	1,046
2016	9.069486	8.638425	-4.75%	1,061
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.532735	18.431794	11.49%	0
2019	13.867274	16.532735	19.22%	0
2018	14.981312	13.867274	-7.44%	0
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.168397	13.668956	3.80%	0
2019	12.096854	13.168397	8.86%	0
2018	12.624780	12.096854	-4.18%	0
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.160092	30.867375	45.88%	0
2019	15.668950	21.160092	35.04%	0
2018	16.016357	15.668950	-2.17%	0
2017	12.891506	16.016357	24.24%	0
2016	12.408419	12.891506	3.89%	0
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.925431	33.407300	11.64%	0
2019	24.999106	29.925431	19.71%	0
2018	25.428689	24.999106	-1.69%	0
2017	21.985379	25.428689	15.66%	0
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.189478	10.998164	7.94%	0
2019	9.524387	10.189478	6.98%	0
2018	9.856624	9.524387	-3.37%	0
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	51.135801	69.604569	36.12%	0
2019	38.167114	51.135801	33.98%	0
2018	38.331710	38.167114	-0.43%	0
2017	30.117230	38.331710	27.28%	0
2016	30.175337	30.117230	-0.19%	0
2015	27.535550	30.175337	9.59%	31
2014	25.930457	27.535550	6.19%	474
2013	20.236256	25.930457	28.14%	508
2012	16.689381	20.236256	21.25%	623
2011	18.318292	16.689381	-8.89%	516
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.893226	47.063807	47.57%	0
2019	22.494959	31.893226	41.78%	0
2018	22.773268	22.494959	-1.22%	0
2017	16.050898	22.773268	41.88%	0
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.512459	33.521953	13.59%	0
2019	23.791493	29.512459	24.05%	0
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.760739	9.433852	-3.35%	0
2019	8.439087	9.760739	15.66%	0
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.373407	10.909825	5.17%	0
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.391348	30.489032	42.53%	0
2019	15.466335	21.391348	38.31%	0
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	225
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.686596	36.062161	1.05%	915
2019	28.146963	35.686596	26.79%	830
2018	32.076443	28.146963	-12.25%	856
2017	27.918863	32.076443	14.89%	855
2016	25.063313	27.918863	11.39%	903
2015	25.842325	25.063313	-3.01%	518
2014	23.952869	25.842325	7.89%	1,541
2013	18.043582	23.952869	32.75%	1,576
2012	15.905352	18.043582	13.44%	1,048
2011	16.321966	15.905352	-2.55%	1,051
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.799069	12.211085	13.08%	0
2019*	10.000000	10.799069	7.99%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.620262	24.266440	17.68%	672
2019	16.762409	20.620262	23.01%	724
2018	18.968719	16.762409	-11.63%	722
2017	15.277072	18.968719	24.16%	726
2016	15.026600	15.277072	1.67%	722
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.923735	20.246363	19.63%	0
2019	12.384368	16.923735	36.65%	0
2018	12.579133	12.384368	-1.55%	0
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.250507	32.51%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.561331	35.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.268402	13.970286	5.29%	0
2019	12.252871	13.268402	8.29%	0
2018	12.632190	12.252871	-3.00%	0
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.653638	24.438202	3.32%	0
2019	21.162343	23.653638	11.77%	0
2018	23.257282	21.162343	-9.01%	0
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.452891	11.051332	-3.51%	0
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.379389	22.772040	11.74%	0
2019	16.787329	20.379389	21.40%	0
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.433416	18.350865	47.59%	452
2019	9.560578	12.433416	30.05%	607
2018	11.720764	9.560578	-18.43%	626
2017	9.536194	11.720764	22.91%	588
2016	9.987045	9.536194	-4.51%	618
2015	10.268527	9.987045	-2.74%	621
2014	10.632574	10.268527	-3.42%	584
2013	8.969949	10.632574	18.54%	574
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.998385	19.734452	9.65%	19,943
2019	15.221069	17.998385	18.25%	20,551
2018	16.364238	15.221069	-6.99%	21,179
2017	14.434525	16.364238	13.37%	23,790
2016	13.525972	14.434525	6.72%	29,282
2015	13.681474	13.525972	-1.14%	56,626
2014	13.310690	13.681474	2.79%	64,014
2013	11.028213	13.310690	20.70%	63,328
2012	9.735254	11.028213	13.28%	44,936
2011	9.852092	9.735254	-1.19%	31,259
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.252815	12.030700	6.91%	16,466
2019	10.546731	11.252815	6.69%	16,907
2018	10.891119	10.546731	-3.16%	18,400
2017	10.777935	10.891119	1.05%	18,752
2016	10.724241	10.777935	0.50%	21,490
2015	10.979650	10.724241	-2.33%	29,873
2014	10.683291	10.979650	2.77%	31,569
2013	11.200755	10.683291	-4.62%	34,952
2012	10.900226	11.200755	2.76%	25,166
2011	10.530616	10.900226	3.51%	24,050
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.209857	28.251464	27.20%	499
2019	16.832134	22.209857	31.95%	584
2018	18.984142	16.832134	-11.34%	579
2017	14.805268	18.984142	28.23%	595
2016	15.093694	14.805268	-1.91%	634
2015	14.470660	15.093694	4.31%	44
2014	14.514649	14.470660	-0.30%	138
2013	11.524943	14.514649	25.94%	141
2012	9.642894	11.524943	19.52%	167
2011	10.860433	9.642894	-11.21%	190

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.893324	35.438018	48.32%	238
2019	18.732446	23.893324	27.55%	322
2018	19.263039	18.732446	-2.75%	313
2017	15.395409	19.263039	25.12%	366
2016	14.417891	15.395409	6.78%	410
2015	13.837801	14.417891	4.19%	440
2014	13.079528	13.837801	5.80%	2,216
2013	10.307778	13.079528	26.89%	2,250
2012	8.968657	10.307778	14.93%	1,820
2011	9.611252	8.968657	-6.69%	1,867
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.171476	21.223493	10.70%	9,265
2019	15.582979	19.171476	23.03%	10,080
2018	16.274784	15.582979	-4.25%	10,592
2017	13.633401	16.274784	19.37%	12,411
2016	12.535173	13.633401	8.76%	17,335
2015	12.666441	12.535173	-1.04%	25,404
2014	11.737675	12.666441	7.91%	30,230
2013	9.016676	11.737675	30.18%	36,020
2012	7.868002	9.016676	14.60%	34,443
2011	8.220211	7.868002	-4.28%	36,237
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.295547	15.582293	1.87%	0
2019	14.311442	15.295547	6.88%	0
2018	14.971224	14.311442	-4.41%	0
2017	14.380930	14.971224	4.10%	0
2016	13.519510	14.380930	6.37%	0
2015	14.220555	13.519510	-4.93%	0
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	32.061386	34.543518	7.74%	0
2019	25.382468	32.061386	26.31%	0
2018	26.002203	25.382468	-2.38%	0
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.724672	32.098077	1.18%	0
2019	25.514619	31.724672	24.34%	0
2018	28.166348	25.514619	-9.41%	0
2017	24.444797	28.166348	15.22%	0
2016	21.235775	24.444797	15.11%	0
2015	23.203218	21.235775	-8.48%	0
2014	21.758697	23.203218	6.64%	0
2013	16.426574	21.758697	32.46%	0
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.894942	12.217781	12.14%	0
2019	9.681676	10.894942	12.53%	0
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.436757	17.010658	10.20%	0
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	1,409
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.853193	14.875135	7.38%	20,640
2019	12.179739	13.853193	13.74%	20,966
2018	13.269685	12.179739	-8.21%	27,313
2017	12.095767	13.269685	9.71%	27,547
2016	11.643302	12.095767	3.89%	28,434
2015	12.020417	11.643302	-3.14%	22,137
2014	11.772357	12.020417	2.11%	35,991
2013	10.487632	11.772357	12.25%	47,746
2012	9.646172	10.487632	8.72%	56,767
2011	9.986977	9.646172	-3.41%	57,141

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.919083	16.280638	9.13%	14,180
2019	12.673830	14.919083	17.72%	14,494
2018	14.097627	12.673830	-10.10%	14,529
2017	12.433854	14.097627	13.38%	14,843
2016	11.833410	12.433854	5.07%	20,620
2015	12.250041	11.833410	-3.40%	21,958
2014	11.951410	12.250041	2.50%	43,810
2013	10.068560	11.951410	18.70%	31,861
2012	9.050311	10.068560	11.25%	37,907
2011	9.574150	9.050311	-5.47%	38,421
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132844	12.779965	5.33%	0
2019	11.198174	12.132844	8.35%	0
2018	11.745729	11.198174	-4.66%	0
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	12,411
2013	10.904150	11.201751	2.73%	42,816
2012	10.361633	10.904150	5.24%	53,377
2011	10.436119	10.361633	-0.71%	54,467
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.898952	12.236397	2.84%	0
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.378715	13.010650	5.11%	0
2019	10.955412	12.378715	12.99%	1,134
2018	12.043653	10.955412	-9.04%	1,137
2017	10.443238	12.043653	15.32%	1,139
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.433080	15.640448	8.37%	26,798
2019	12.478483	14.433080	15.66%	27,292
2018	13.719987	12.478483	-9.05%	27,602
2017	12.295793	13.719987	11.58%	28,184
2016	11.765889	12.295793	4.50%	30,659
2015	12.147767	11.765889	-3.14%	31,278
2014	11.866058	12.147767	2.37%	35,380
2013	10.288671	11.866058	15.33%	26,567
2012	9.352918	10.288671	10.00%	22,041
2011	9.781278	9.352918	-4.38%	23,621
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.164330	16.666030	9.90%	5,958
2019	12.672378	15.164330	19.66%	5,962
2018	14.305303	12.672378	-11.41%	5,967
2017	12.375109	14.305303	15.60%	5,971
2016	11.747991	12.375109	5.34%	3,302
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	1,449
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.367054	14.271376	6.77%	0
2019	11.945377	13.367054	11.90%	0
2018	12.813410	11.945377	-6.77%	0
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	56,257
2013	10.677747	11.628374	8.90%	61,861
2012	9.911812	10.677747	7.73%	67,799
2011	10.151402	9.911812	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.437499	14.866444	2.97%	866
2019	13.110174	14.437499	10.12%	761
2018	15.885432	13.110174	-17.47%	679
2017	13.221437	15.885432	20.15%	649
2016	13.355354	13.221437	-1.00%	708
2015	14.195994	13.355354	-5.92%	673
2014	15.786737	14.195994	-10.08%	608
2013	13.427157	15.786737	17.57%	578
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.730680	17.31%	1,258

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.300090	12.857312	4.53%	0
2019	11.558611	12.300090	6.41%	0
2018	11.889720	11.558611	-2.78%	0
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.119225	14.004833	6.75%	2,187
2019	12.227538	13.119225	7.29%	2,104
2018	12.675526	12.227538	-3.53%	2,251
2017	12.476674	12.675526	1.59%	2,057
2016	12.332168	12.476674	1.17%	1,827
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.476432	10.640240	1.56%	0
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.661018	36.130995	10.62%	0
2019	27.197282	32.661018	20.09%	0
2018	33.741448	27.197282	-19.40%	0
2017	24.403185	33.741448	38.27%	0
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.299447	23.144369	3.79%	0
2019	19.851464	22.299447	12.33%	0
2018	20.906675	19.851464	-5.05%	0
2017	20.002296	20.906675	4.52%	0
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.807559	12.262772	3.86%	1,460
2019	11.349180	11.807559	4.04%	1,420
2018	11.599537	11.349180	-2.16%	1,545
2017	11.605754	11.599537	-0.05%	1,439
2016	11.766749	11.605754	-1.37%	1,284
2015	12.032256	11.766749	-2.21%	1,295
2014	11.753335	12.032256	2.37%	1,308
2013	12.512938	11.753335	-6.07%	1,272
2012	12.402888	12.512938	0.89%	44
2011	11.811251	12.402888	5.01%	38
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.424194	8.267362	-1.86%	1,739
2019	8.454297	8.424194	-0.36%	1,606
2018	8.518196	8.454297	-0.75%	1,631
2017	8.663894	8.518196	-1.68%	1,567
2016	8.848554	8.663894	-2.09%	1,429
2015	9.038357	8.848554	-2.10%	1,405
2014	9.232234	9.038357	-2.10%	2,475
2013	9.430266	9.232234	-2.10%	2,363
2012	9.633102	9.430266	-2.11%	1,083
2011	9.839155	9.633102	-2.09%	985
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.545587	10.063304	5.42%	0
2019	8.199512	9.545587	16.42%	0
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.591024	11.107602	4.88%	0
2019	8.925745	10.591024	18.66%	0
2018	10.618377	8.925745	-15.94%	0
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.403056	32.474933	10.45%	3,816
2019	24.273171	29.403056	21.13%	3,817
2018	27.205952	24.273171	-10.78%	3,818
2017	23.463521	27.205952	15.95%	3,819
2016	21.892629	23.463521	7.18%	3,820
2015	22.587732	21.892629	-3.08%	3,822
2014	21.976637	22.587732	2.78%	19,603
2013	17.641099	21.976637	24.58%	4,160
2012	15.547767	17.641099	13.46%	2,636
2011	16.530524	15.547767	-5.95%	2,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	0
2019	15.293852	17.269708	12.92%	4,202
2018	16.420068	15.293852	-6.86%	5,075
2017	15.091454	16.420068	8.80%	5,075
2016	14.500350	15.091454	4.08%	5,075
2015	14.837165	14.500350	-2.27%	10,802
2014	14.490979	14.837165	2.39%	11,182
2013	13.049928	14.490979	11.04%	3,089
2012	12.186662	13.049928	7.08%	4,225
2011	12.338344	12.186662	-1.23%	5,088
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	2,428
2019	17.916533	21.037957	17.42%	2,428
2018	19.569339	17.916533	-8.45%	2,429
2017	17.409706	19.569339	12.40%	2,431
2016	16.504731	17.409706	5.48%	2,432
2015	16.948937	16.504731	-2.62%	2,434
2014	16.454880	16.948937	3.00%	2,436
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.002830	14.629366	4.47%	0
2019	13.058321	14.002830	7.23%	0
2018	13.584982	13.058321	-3.88%	0
2017	13.129456	13.584982	3.47%	0
2016	12.861902	13.129456	2.08%	3,715
2015	13.103123	12.861902	-1.84%	3,717
2014	12.882997	13.103123	1.71%	8,152
2013	12.552822	12.882997	2.63%	8,152
2012	12.191753	12.552822	2.96%	8,152
2011	12.098070	12.191753	0.77%	8,152

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.895953	12.177242	2.36%	0
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.456308	12.966428	4.10%	0
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.718450	23.461912	8.03%	32,403
2019	18.840932	21.718450	15.27%	36,624
2018	20.406487	18.840932	-7.67%	42,173
2017	18.457007	20.406487	10.56%	42,270
2016	17.594988	18.457007	4.90%	51,677
2015	18.032786	17.594988	-2.43%	57,009
2014	17.512259	18.032786	2.97%	53,988
2013	15.337575	17.512259	14.18%	62,948
2012	14.138667	15.337575	8.48%	67,431
2011	14.447136	14.138667	-2.14%	45,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.272276	28.891619	9.97%	79,011
2019	22.027555	26.272276	19.27%	81,552
2018	24.387125	22.027555	-9.68%	88,768
2017	21.348068	24.387125	14.24%	90,975
2016	20.099911	21.348068	6.21%	121,376
2015	20.682040	20.099911	-2.81%	125,101
2014	20.127929	20.682040	2.75%	110,618
2013	16.800084	20.127929	19.81%	88,484
2012	15.085484	16.800084	11.37%	6,231
2011	15.743222	15.085484	-4.18%	5,925

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.730494	18.842764	6.27%	38,276
2019	15.959013	17.730494	11.10%	38,445
2018	16.935291	15.959013	-5.76%	38,714
2017	15.838568	16.935291	6.92%	39,055
2016	15.304545	15.838568	3.49%	27,261
2015	15.637618	15.304545	-2.13%	27,448
2014	15.250271	15.637618	2.54%	49,567
2013	14.097796	15.250271	8.17%	47,900
2012	13.329259	14.097796	5.77%	49,805
2011	13.339394	13.329259	-0.08%	26,292
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.416779	10.924624	4.88%	0
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.715972	12.144368	13.33%	0
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.196572	26.959700	27.19%	0
2019	16.626792	21.196572	27.48%	0
2018	17.574365	16.626792	-5.39%	0
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	831
2013	9.660589	12.712618	31.59%	893
2012	8.496867	9.660589	13.70%	893
2011	8.968663	8.496867	-5.26%	893
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.584306	13.193744	4.84%	0
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.480471	15.166079	4.73%	0
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.868523	41.621670	16.04%	808
2019	26.678079	35.868523	34.45%	863
2018	27.680130	26.678079	-3.62%	879
2017	22.249393	27.680130	24.41%	1,029
2016	21.994125	22.249393	1.16%	1,100
2015	21.432335	21.994125	2.62%	214
2014	20.165435	21.432335	6.28%	220
2013	15.113690	20.165435	33.42%	236
2012	13.036939	15.113690	15.93%	0
2011	13.656746	13.036939	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.671305	27.467598	-0.74%	0
2019	22.311475	27.671305	24.02%	556
2018	25.177275	22.311475	-11.38%	526
2017	23.714716	25.177275	6.17%	534
2016	20.149278	23.714716	17.70%	532
2015	21.538248	20.149278	-6.45%	98
2014	19.478221	21.538248	10.58%	284
2013	15.110100	19.478221	28.91%	316
2012	13.486709	15.110100	12.04%	367
2011	13.708726	13.486709	-1.62%	431
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	1,522
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.986267	47.602840	10.74%	553
2019	34.944499	42.986267	23.01%	504
2018	40.284670	34.944499	-13.26%	476
2017	35.538473	40.284670	13.36%	500
2016	30.175994	35.538473	17.77%	532
2015	31.624771	30.175994	-4.58%	260
2014	29.522061	31.624771	7.12%	264
2013	22.664722	29.522061	30.26%	270
2012	19.708343	22.664722	15.00%	10
2011	20.655840	19.708343	-4.59%	11
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.774135	20.105005	-3.22%	0
2019	17.133925	20.774135	21.25%	0
2018	20.155167	17.133925	-14.99%	0
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.734474	43.655743	37.57%	0
2019	23.944300	31.734474	32.53%	0
2018	26.650753	23.944300	-10.16%	0
2017	21.838250	26.650753	22.04%	0
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	0
2011	13.796402	13.390907	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.725531	36.707007	2.75%	64
2019	30.745213	35.725531	16.20%	51
2018	37.898214	30.745213	-18.87%	45
2017	35.593238	37.898214	6.48%	45
2016	28.941373	35.593238	22.98%	49
2015	31.546364	28.941373	-8.26%	75
2014	30.181215	31.546364	4.52%	75
2013	22.016351	30.181215	37.09%	74
2012	18.693871	22.016351	17.77%	26
2011	20.195437	18.693871	-7.44%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	37.182008	44.539236	19.79%	104
2019	30.297870	37.182008	22.72%	100
2018	35.508861	30.297870	-14.68%	91
2017	32.039348	35.508861	10.83%	97
2016	26.704411	32.039348	19.98%	107
2015	27.804245	26.704411	-3.96%	113
2014	28.243703	27.804245	-1.56%	117
2013	20.525741	28.243703	37.60%	110
2012	18.196320	20.525741	12.80%	0
2011	19.730922	18.196320	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.092609	21.196494	11.02%	0
2019	15.225735	19.092609	25.40%	0
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.866085	22.042912	10.96%	0
2019	16.098965	19.866085	23.40%	0
2018	17.472844	16.098965	-7.86%	0
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.215706	14.970539	-7.68%	0
2019	12.697641	16.215706	27.71%	0
2018	13.520128	12.697641	-6.08%	0
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	153
2011	9.019006	9.372044	3.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.653319	22.675334	15.38%	734
2019	15.343061	19.653319	28.09%	772
2018	16.477078	15.343061	-6.88%	767
2017	13.882846	16.477078	18.69%	835
2016	12.729155	13.882846	9.06%	878
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.781451	9.847232	0.67%	2,204
2019	9.598924	9.781451	1.90%	2,078
2018	9.726190	9.598924	-1.31%	2,153
2017	9.779813	9.726190	-0.55%	2,055
2016	9.746170	9.779813	0.35%	1,893
2015	9.989310	9.746170	-2.43%	1,809
2014	10.153430	9.989310	-1.62%	3,411
2013	10.360309	10.153430	-2.00%	3,304
2012	10.222898	10.360309	1.34%	1,559
2011	10.307783	10.222898	-0.82%	1,474

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.735913	19.549757	16.81%	823
2019	13.680263	16.735913	22.34%	768
2018	15.763633	13.680263	-13.22%	674
2017	14.101088	15.763633	11.79%	699
2016	11.915751	14.101088	18.34%	756
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.174720	33.271878	57.13%	334
2019	15.806187	21.174720	33.96%	430
2018	17.371638	15.806187	-9.01%	440
2017	13.913676	17.371638	24.85%	508
2016	13.399857	13.913676	3.83%	565
2015	13.734813	13.399857	-2.44%	555
2014	13.526317	13.734813	1.54%	590
2013	9.968046	13.526317	35.70%	570
2012	8.881687	9.968046	12.23%	0
2011	9.494444	8.881687	-6.45%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	40.501848	55.397371	36.78%	0
2019	31.227501	40.501848	29.70%	0
2018	34.140379	31.227501	-8.53%	0
2017	27.994221	34.140379	21.96%	0
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.351334	9.471523	1.29%	0
2019	9.212286	9.351334	1.51%	0
2018	9.315879	9.212286	-1.11%	0
2017	9.431108	9.315879	-1.22%	0
2016	9.516823	9.431108	-0.90%	0
2015	9.703145	9.516823	-1.92%	130
2014	9.851201	9.703145	-1.50%	131
2013	10.000830	9.851201	-1.50%	124
2012	9.766160	10.000830	2.40%	110
2011	9.946344	9.766160	-1.81%	96

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.591922	36.978905	17.05%	0
2019	25.634100	31.591922	23.24%	0
2018	27.777732	25.634100	-7.72%	0
2017	23.956645	27.777732	15.95%	0
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	944
2012	14.451181	15.700284	8.64%	945
2011	15.229701	14.451181	-5.11%	938
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.250249	11.884989	5.64%	0
2019	10.283854	11.250249	9.40%	0
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.764225	11.231567	4.34%	0
2019	9.589949	10.764225	12.24%	0
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.093032	12.018000	8.34%	0
2019	10.597866	11.093032	4.67%	0
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.651197	10.728838	0.73%	1,398
2019	10.468896	10.651197	1.74%	1,292
2018	10.669394	10.468896	-1.88%	1,312
2017	10.762842	10.669394	-0.87%	1,214
2016	10.851466	10.762842	-0.82%	1,087
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.058192	10.057735	0.00%	0
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.884855	11.565374	6.25%	0
2019	10.271245	10.884855	5.97%	0
2018	10.559840	10.271245	-2.73%	0
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.715790	24.057637	35.80%	0
2019	13.233433	17.715790	33.87%	0
2018	13.204676	13.233433	0.22%	0
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.858229	20.695256	9.74%	0
2019	15.391317	18.858229	22.53%	0
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.430998	34.31%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.812715	13.271440	3.58%	0
2019	10.036066	12.812715	27.67%	0
2018	11.203652	10.036066	-10.42%	0
2017*	10.000000	11.203652	12.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.041682	51.940299	26.55%	0
2019	32.591174	41.041682	25.93%	0
2018	33.011409	32.591174	-1.27%	0
2017	26.485092	33.011409	24.64%	0
2016	30.298435	26.485092	-12.59%	0
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	115
2011	10.487823	11.334453	8.07%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.476534	6.370977	16.33%	0
2019	5.014977	5.476534	9.20%	0
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.629401	6.564489	16.61%	0
2019	5.140071	5.629401	9.52%	0
2018	7.321348	5.140071	-29.79%	0
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.735938	10.347536	-3.62%	0
2019*	10.000000	10.735938	7.36%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.933564	50.873928	54.47%	0
2019	26.948846	32.933564	22.21%	0
2018	27.174620	26.948846	-0.83%	0
2017	22.053161	27.174620	23.22%	0
2016	20.905410	22.053161	5.49%	0
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.595549	12.923820	2.61%	0
2019	11.169905	12.595549	12.76%	0
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.381986	31.466496	0.27%	0
2019	25.945383	31.381986	20.95%	0
2018	28.164997	25.945383	-7.88%	0
2017	24.268608	28.164997	16.06%	0
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.701884	8.703035	0.01%	0
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.816806	39.141880	0.84%	0
2019	33.084965	38.816806	17.32%	0
2018	39.922735	33.084965	-17.13%	0
2017	36.151786	39.922735	10.43%	0
2016	29.604189	36.151786	22.12%	0
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	516
2013	22.345359	30.094214	34.68%	741
2012	19.277145	22.345359	15.92%	624
2011	21.558803	19.277145	-10.58%	788
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.605687	13.513248	7.20%	2,392
2019	11.829529	12.605687	6.56%	2,332
2018	12.441604	11.829529	-4.92%	2,389
2017	12.263923	12.441604	1.45%	2,259
2016	12.005898	12.263923	2.15%	2,046
2015	12.580243	12.005898	-4.57%	2,013
2014	12.445969	12.580243	1.08%	4,327
2013	13.897954	12.445969	-10.45%	6,872
2012	13.227132	13.897954	5.07%	6,051
2011	12.096200	13.227132	9.35%	3,961

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.822786	32.522364	9.05%	0
2019	24.629030	29.822786	21.09%	0
2018	27.124577	24.629030	-9.20%	0
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.573016	29.258336	-1.06%	0
2019	23.429685	29.573016	26.22%	0
2018	27.514013	23.429685	-14.84%	0
2017	25.224152	27.514013	9.08%	0
2016	21.004914	25.224152	20.09%	0
2015	21.811005	21.004914	-3.70%	0
2014	19.176220	21.811005	13.74%	17
2013	15.086477	19.176220	27.11%	7,406
2012	13.265997	15.086477	13.72%	8,682
2011	13.672148	13.265997	-2.97%	9,448
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.467621	31.046694	-1.34%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.324272	11.857799	4.71%	0
2019	10.075609	11.324272	12.39%	0
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.230124	10.865375	6.21%	0
2019	9.578720	10.230124	6.80%	0
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.203493	14.394301	1.34%	0
2019	11.388218	14.203493	24.72%	0
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.660285	19.678179	18.11%	0
2019	14.459041	16.660285	15.22%	0
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.679464	13.380234	5.53%	0
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.621910	47.224608	8.26%	21
2019	36.477601	43.621910	19.59%	17
2018	40.960321	36.477601	-10.94%	15
2017	37.238827	40.960321	9.99%	17
2016	30.267585	37.238827	23.03%	18
2015	31.670493	30.267585	-4.43%	19
2014	30.789499	31.670493	2.86%	127
2013	22.361237	30.789499	37.69%	3,482
2012	19.745389	22.361237	13.25%	6,067
2011	20.065456	19.745389	-1.60%	7,293
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.915338	40.216443	15.18%	0
2019	27.271156	34.915338	28.03%	0
2018	29.296076	27.271156	-6.91%	0
2017	24.698588	29.296076	18.61%	0
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	360
2012	14.239301	16.088443	12.99%	1,984
2011	14.319483	14.239301	-0.56%	2,340

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	31.167612	37.628089	20.73%	0
2019	23.458446	31.167612	32.86%	0
2018	25.810174	23.458446	-9.11%	0
2017	20.766536	25.810174	24.29%	0
2016	19.716437	20.766536	5.33%	0
2015	20.711751	19.716437	-4.81%	0
2014	19.630402	20.711751	5.51%	360
2013	16.603702	19.630402	18.23%	1,256
2012	15.407401	16.603702	7.76%	2,790
2011	14.479739	15.407401	6.41%	2,964
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.971628	26.878358	17.01%	0
2019	19.323503	22.971628	18.88%	0
2018	24.470608	19.323503	-21.03%	0
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.868727	11.305790	4.02%	0
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.392036	15.690423	-4.28%	0
2019	13.116355	16.392036	24.97%	0
2018	16.141317	13.116355	-18.74%	0
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.552282	10.531830	-0.19%	0
2019	10.071213	10.552282	4.78%	0
2018	10.302571	10.071213	-2.25%	0
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.589958	10.435497	-1.46%	0
2019	9.025213	10.589958	17.34%	0
2018*	10.000000	9.025213	-9.75%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.302340	14.039463	5.54%	0
2019	12.452765	13.302340	6.82%	0
2018	12.828407	12.452765	-2.93%	0
2017	12.635724	12.828407	1.52%	0
2016	12.472101	12.635724	1.31%	0
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	976
2012	11.972641	12.821216	7.09%	1,909
2011	11.996204	11.972641	-0.20%	2,021
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.362860	13.271199	28.07%	0
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.695023	18.335766	9.83%	0
2019	14.740234	16.695023	13.26%	0
2018	15.736596	14.740234	-6.33%	0
2017	14.256890	15.736596	10.38%	0
2016	13.845145	14.256890	2.97%	0
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	4,297
2013	12.594405	13.949939	10.76%	6,139
2012	11.535594	12.594405	9.18%	6,659
2011	11.839105	11.535594	-2.56%	7,258
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.239189	20.474457	12.26%	0
2019	15.548931	18.239189	17.30%	0
2018	16.921009	15.548931	-8.11%	0
2017	14.873202	16.921009	13.77%	0
2016	14.365494	14.873202	3.53%	0
2015	14.748866	14.365494	-2.60%	0
2014	14.410713	14.748866	2.35%	0
2013	12.735999	14.410713	13.15%	960
2012	11.511808	12.735999	10.63%	17,314
2011	11.912123	11.511808	-3.36%	47,029

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	20.120091	22.964279	14.14%	0
2019	16.567343	20.120091	21.44%	0
2018	18.416907	16.567343	-10.04%	0
2017	15.593387	18.416907	18.11%	0
2016	14.980220	15.593387	4.09%	0
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	5,713
2011	11.795751	11.216070	-4.91%	6,941
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.386591	15.997264	19.50%	0
2019	11.022559	13.386591	21.45%	0
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.811307	50.733649	27.44%	0
2019	30.992888	39.811307	28.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.226601	8.029492	-34.33%	0
2019	11.377448	12.226601	7.46%	0
2018	15.457514	11.377448	-26.40%	0
2017	16.247100	15.457514	-4.86%	0
2016	12.436234	16.247100	30.64%	0
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	0
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.260684	29.434060	4.15%	497
2019	22.722215	28.260684	24.37%	449
2018	25.392289	22.722215	-10.52%	445
2017	23.034602	25.392289	10.24%	454
2016	19.997803	23.034602	15.19%	477
2015	21.341819	19.997803	-6.30%	509
2014	20.105852	21.341819	6.15%	1,425
2013	16.074337	20.105852	25.08%	4,143
2012	14.034687	16.074337	14.53%	7,022
2011	14.249134	14.034687	-1.50%	7,112

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.405769	15.166496	5.28%	0
2019	11.352701	14.405769	26.89%	0
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.813864	55.924832	40.47%	315
2019	30.369880	39.813864	31.10%	412
2018	31.175837	30.369880	-2.59%	397
2017	23.631016	31.175837	31.93%	465
2016	24.016745	23.631016	-1.61%	536
2015	22.959261	24.016745	4.61%	547
2014	21.136011	22.959261	8.63%	621
2013	15.882414	21.136011	33.08%	1,226
2012	14.188613	15.882414	11.94%	1,460
2011	14.504432	14.188613	-2.18%	847
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.644734	14.574860	6.82%	3,002
2019	12.745848	13.644734	7.05%	3,318
2018	13.130819	12.745848	-2.93%	3,643
2017	12.903428	13.130819	1.76%	3,529
2016	12.621001	12.903428	2.24%	3,221
2015	13.008876	12.621001	-2.98%	4,279
2014	12.587552	13.008876	3.35%	11,309
2013	13.135777	12.587552	-4.17%	48,378
2012	12.712726	13.135777	3.33%	62,524
2011	12.137372	12.712726	4.74%	69,110
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.707750	49.256301	15.33%	0
2019	35.434968	42.707750	20.52%	0
2018	42.496135	35.434968	-16.62%	0
2017	36.027917	42.496135	17.95%	0
2016	32.895161	36.027917	9.52%	0
2015	34.174658	32.895161	-3.74%	0
2014	32.938845	34.174658	3.75%	1,041
2013	24.775344	32.938845	32.95%	3,802
2012	22.102308	24.775344	12.09%	12,407
2011	25.336905	22.102308	-12.77%	14,083

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	25.169647	28.404913	12.85%	0
2019	20.174452	25.169647	24.76%	0
2018	24.275683	20.174452	-16.89%	0
2017	19.084347	24.275683	27.20%	0
2016	20.587144	19.084347	-7.30%	0
2015	20.368144	20.587144	1.08%	0
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.160509	12.002926	-8.80%	0
2019	10.939185	13.160509	20.31%	0
2018	11.952532	10.939185	-8.48%	0
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.999748	38.050814	5.70%	0
2019	27.435393	35.999748	31.22%	0
2018	33.989532	27.435393	-19.28%	0
2017	29.167317	33.989532	16.53%	0
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.801922	15.091155	9.34%	0
2019	11.768095	13.801922	17.28%	0
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.492701	16.250022	-1.47%	0
2019	14.522841	16.492701	13.56%	0
2018	15.511380	14.522841	-6.37%	0
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	488
2012	11.321632	12.479263	10.22%	499
2011	11.300407	11.321632	0.19%	494
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	34.574884	39.234469	13.48%	0
2019	27.341926	34.574884	26.45%	0
2018	29.440301	27.341926	-7.13%	0
2017	24.954741	29.440301	17.97%	0
2016	21.976001	24.954741	13.55%	0
2015	23.309221	21.976001	-5.72%	0
2014	21.910146	23.309221	6.39%	0
2013	17.265403	21.910146	26.90%	0
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.532681	40.689894	2.93%	122
2019	31.976120	39.532681	23.63%	151
2018	37.513491	31.976120	-14.76%	157
2017	34.645022	37.513491	8.28%	176
2016	27.194497	34.645022	27.40%	183
2015	30.008931	27.194497	-9.38%	383
2014	30.494332	30.008931	-1.59%	1,250
2013	22.874618	30.494332	33.31%	4,838
2012	19.747243	22.874618	15.84%	9,762
2011	20.968819	19.747243	-5.83%	14,027
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.789653	13.518494	14.66%	0
2019	9.509841	11.789653	23.97%	0
2018	11.543411	9.509841	-17.62%	0
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	20.138649	19.477399	-3.28%	0
2019	18.289617	20.138649	10.11%	0
2018	22.107857	18.289617	-17.27%	0
2017	19.360291	22.107857	14.19%	0
2016	18.459966	19.360291	4.88%	0
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	569
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.050117	8.387816	-7.32%	0
2019	9.066467	9.050117	-0.18%	0
2018	9.090652	9.066467	-0.27%	0
2017	9.114324	9.090652	-0.26%	0
2016	9.048141	9.114324	0.73%	0
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.265831	12.495833	1.88%	0
2019	11.198599	12.265831	9.53%	0
2018	11.964845	11.198599	-6.40%	0
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.957744	10.398381	4.43%	0
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.479650	9.961143	5.08%	0
2019	9.225443	9.479650	2.76%	0
2018	9.933364	9.225443	-7.13%	0
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.167202	30.800473	38.95%	0
2019	16.605397	22.167202	33.49%	0
2018	17.659430	16.605397	-5.97%	0
2017	14.206544	17.659430	24.30%	0
2016	14.230801	14.206544	-0.17%	0
2015	13.883995	14.230801	2.50%	0
2014	13.117540	13.883995	5.84%	0
2013	9.589447	13.117540	36.79%	450
2012*	10.000000	9.589447	-4.11%	564
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.577910	45.78%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.768315	49.551309	24.60%	0
2019	30.917227	39.768315	28.63%	0
2018	36.487717	30.917227	-15.27%	0
2017	27.352371	36.487717	33.40%	0
2016	27.995705	27.352371	-2.30%	0
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.312684	10.392841	0.78%	0
2019	9.528618	10.312684	8.23%	0
2018	10.202280	9.528618	-6.60%	0
2017	9.832291	10.202280	3.76%	0
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	0
2012*	10.000000	10.135959	1.36%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.590386	35.144022	11.25%	280
2019	24.506571	31.590386	28.91%	410
2018	27.255184	24.506571	-10.08%	450
2017	23.879637	27.255184	14.14%	506
2016	21.925576	23.879637	8.91%	542
2015	21.732156	21.925576	0.89%	1,020
2014	20.117327	21.732156	8.03%	2,302
2013	15.641602	20.117327	28.61%	19,534
2012	13.709058	15.641602	14.10%	35,772
2011	14.053857	13.709058	-2.45%	47,874

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.621784	16.652433	6.60%	0
2019	12.768190	15.621784	22.35%	0
2018	14.762864	12.768190	-13.51%	0
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.969466	49.131229	17.06%	0
2019	34.004864	41.969466	23.42%	0
2018	38.850959	34.004864	-12.47%	0
2017	34.853759	38.850959	11.47%	0
2016	30.268263	34.853759	15.15%	0
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	0
2013	21.911475	30.150620	37.60%	293
2012	19.031177	21.911475	15.13%	346
2011	19.923293	19.031177	-4.48%	386
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.518698	12.458363	18.44%	0
2019	8.401427	10.518698	25.20%	0
2018	10.674191	8.401427	-21.29%	0
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.442838	18.322204	11.43%	0
2019	13.798935	16.442838	19.16%	0
2018	14.915146	13.798935	-7.48%	0
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.116950	13.608599	3.75%	0
2019	12.055746	13.116950	8.80%	0
2018	12.588347	12.055746	-4.23%	0
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.077367	30.731036	45.80%	0
2019	15.615671	21.077367	34.98%	0
2018	15.970106	15.615671	-2.22%	0
2017	12.860821	15.970106	24.18%	0
2016	12.385199	12.860821	3.84%	0
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	664
2013	10.010170	12.727484	27.15%	660
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.668485	33.103548	11.58%	0
2019	24.797119	29.668485	19.64%	0
2018	25.236191	24.797119	-1.74%	0
2017	21.830064	25.236191	15.60%	0
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.165199	10.966348	7.88%	0
2019	9.506551	10.165199	6.93%	0
2018	9.843212	9.506551	-3.42%	0
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	50.696925	68.971966	36.05%	0
2019	37.858879	50.696925	33.91%	0
2018	38.041693	37.858879	-0.48%	0
2017	29.904584	38.041693	27.21%	0
2016	29.977540	29.904584	-0.24%	0
2015	27.369044	29.977540	9.53%	0
2014	25.786819	27.369044	6.14%	1,965
2013	20.134433	25.786819	28.07%	8,671
2012	16.613905	20.134433	21.19%	8,876
2011	18.244750	16.613905	-8.94%	10,285
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.768469	46.855816	47.49%	0
2019	22.418409	31.768469	41.71%	0
2018	22.707432	22.418409	-1.27%	0
2017	16.012636	22.707432	41.81%	0
2016	14.372584	16.012636	11.41%	0
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.259051	33.217132	13.53%	0
2019	23.599267	29.259051	23.98%	0
2018	28.423350	23.599267	-16.97%	0
2017	22.205458	28.423350	28.00%	0
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.727532	9.396949	-3.40%	0
2019	8.414679	9.727532	15.60%	0
2018	10.560419	8.414679	-20.32%	0
2017	8.442430	10.560419	25.09%	0
2016	7.143017	8.442430	18.19%	0
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.354015	10.883879	5.12%	0
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.307718	30.354358	42.46%	0
2019	15.413738	21.307718	38.24%	0
2018	16.029715	15.413738	-3.84%	0
2017	12.966452	16.029715	23.62%	0
2016	12.178962	12.966452	6.47%	0
2015	12.719544	12.178962	-4.25%	0
2014	14.052265	12.719544	-9.48%	517
2013	10.169223	14.052265	38.18%	454
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.380210	35.734286	1.00%	1,091
2019	27.919561	35.380210	26.72%	1,105
2018	31.833653	27.919561	-12.30%	1,152
2017	27.721655	31.833653	14.83%	1,201
2016	24.898953	27.721655	11.34%	1,278
2015	25.685975	24.898953	-3.06%	1,800
2014	23.820115	25.685975	7.83%	4,774
2013	17.952750	23.820115	32.68%	28,609
2012	15.833392	17.952750	13.39%	43,564
2011	16.256404	15.833392	-2.60%	57,324
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.795385	12.200691	13.02%	0
2019*	10.000000	10.795385	7.95%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.518715	24.134602	17.62%	429
2019	16.688386	20.518715	22.95%	464
2018	18.894659	16.688386	-11.68%	455
2017	15.225177	18.894659	24.10%	466
2016	14.983190	15.225177	1.62%	477
2015	14.402140	14.983190	4.03%	514
2014	14.553727	14.402140	-1.04%	1,975
2013	11.653050	14.553727	24.89%	8,550
2012	10.273024	11.653050	13.43%	9,755
2011	10.688282	10.273024	-3.89%	9,072
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.882600	20.186834	19.57%	0
2019	12.360579	16.882600	36.58%	0
2018	12.561418	12.360579	-1.60%	0
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.246000	32.46%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.556723	35.57%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.155878	13.844727	5.24%	0
2019	12.155174	13.155878	8.23%	0
2018	12.537914	12.155174	-3.05%	0
2017	12.099402	12.537914	3.62%	0
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	815
2012	11.003070	11.755656	6.84%	2,683
2011	10.667727	11.003070	3.14%	2,655
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.449134	24.214537	3.26%	0
2019	20.990097	23.449134	11.72%	0
2018	23.079845	20.990097	-9.05%	0
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.425594	11.019356	-3.56%	0
2019	9.131816	11.425594	25.12%	0
2018	10.133063	9.131816	-9.88%	0
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.284206	22.654122	11.68%	0
2019	16.717467	20.284206	21.34%	0
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.359548	18.232535	47.52%	528
2019	9.508635	12.359548	29.98%	939
2018	11.663081	9.508635	-18.47%	1,017
2017	9.494091	11.663081	22.85%	1,027
2016	9.948025	9.494091	-4.56%	1,056
2015	10.233633	9.948025	-2.79%	1,786
2014	10.601854	10.233633	-3.47%	4,414
2013	8.948602	10.601854	18.47%	34,939
2012	7.916925	8.948602	13.03%	62,055
2011	8.952102	7.916925	-11.56%	74,793
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.873166	19.587145	9.59%	7,272
2019	15.122900	17.873166	18.19%	7,267
2018	16.267056	15.122900	-7.03%	12,430
2017	14.356105	16.267056	13.31%	14,049
2016	13.459339	14.356105	6.66%	16,313
2015	13.621024	13.459339	-1.19%	16,716
2014	13.258642	13.621024	2.73%	60,274
2013	10.990690	13.258642	20.64%	88,806
2012	9.707105	10.990690	13.22%	124,298
2011	9.828613	9.707105	-1.24%	158,925
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.174531	11.940912	6.86%	8,464
2019	10.478704	11.174531	6.64%	8,193
2018	10.826425	10.478704	-3.21%	16,397
2017	10.719359	10.826425	1.00%	17,877
2016	10.671398	10.719359	0.45%	18,416
2015	10.931131	10.671398	-2.38%	18,419
2014	10.641514	10.931131	2.72%	52,039
2013	11.162660	10.641514	-4.67%	75,098
2012	10.868716	11.162660	2.70%	113,918
2011	10.505524	10.868716	3.46%	119,229
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.055307	28.040556	27.14%	511
2019	16.723552	22.055307	31.88%	600
2018	18.871373	16.723552	-11.38%	586
2017	14.724805	18.871373	28.16%	612
2016	15.019315	14.724805	-1.96%	672
2015	14.406712	15.019315	4.25%	690
2014	14.457887	14.406712	-0.35%	1,948
2013	11.485739	14.457887	25.88%	8,211
2012	9.615008	11.485739	19.46%	9,246
2011	10.834550	9.615008	-11.26%	9,107

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.727078	35.173496	48.24%	0
2019	18.611616	23.727078	27.49%	0
2018	19.148626	18.611616	-2.80%	0
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	2,142
2013	10.272722	13.028408	26.83%	14,657
2012	8.942733	10.272722	14.87%	16,510
2011	9.588362	8.942733	-6.73%	17,491
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.047774	21.075777	10.65%	6,243
2019	15.490343	19.047774	22.97%	6,372
2018	16.186356	15.490343	-4.30%	11,329
2017	13.566221	16.186356	19.31%	13,955
2016	12.479772	13.566221	8.71%	17,246
2015	12.616898	12.479772	-1.09%	17,751
2014	11.697730	12.616898	7.86%	51,991
2013	8.990572	11.697730	30.11%	79,766
2012	7.849255	8.990572	14.54%	145,706
2011	8.204802	7.849255	-4.33%	165,224
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.164280	15.440678	1.82%	0
2019	14.195862	15.164280	6.82%	0
2018	14.857945	14.195862	-4.46%	0
2017	14.279389	14.857945	4.05%	0
2016	13.430901	14.279389	6.32%	0
2015	14.134577	13.430901	-4.98%	0
2014	13.905116	14.134577	1.65%	0
2013	14.372269	13.905116	-3.25%	2,423
2012	13.085829	14.372269	9.83%	2,287
2011	12.669703	13.085829	3.28%	2,489
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.786202	34.229531	7.69%	665
2019	25.177467	31.786202	26.25%	778
2018	25.805454	25.177467	-2.43%	849
2017	21.930781	25.805454	17.67%	995
2016	20.161635	21.930781	8.77%	1,062
2015	20.469179	20.161635	-1.50%	1,599
2014	18.708276	20.469179	9.41%	2,996
2013	14.618193	18.708276	27.98%	21,683
2012	13.122958	14.618193	11.39%	36,142
2011	13.360187	13.122958	-1.78%	47,891

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.452379	31.806323	1.13%	107
2019	25.308546	31.452379	24.28%	125
2018	27.953223	25.308546	-9.46%	131
2017	24.272186	27.953223	15.17%	149
2016	21.096566	24.272186	15.05%	164
2015	23.062893	21.096566	-8.53%	284
2014	21.638154	23.062893	6.58%	591
2013	16.343914	21.638154	32.39%	6,157
2012	14.135318	16.343914	15.62%	11,350
2011	14.823207	14.135318	-4.64%	13,698
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.870106	12.183711	12.08%	0
2019	9.664543	10.870106	12.47%	0
2018	10.792361	9.664543	-10.45%	0
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.344990	16.900910	10.14%	0
2019	12.650907	15.344990	21.30%	0
2018	14.487281	12.650907	-12.68%	0
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	2,477
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.770935	14.779251	7.32%	0
2019	12.113597	13.770935	13.68%	0
2018	13.204415	12.113597	-8.26%	0
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	62,159
2013	10.462682	11.738363	12.19%	63,468
2012	9.628146	10.462682	8.67%	149,427
2011	9.973398	9.628146	-3.46%	212,777

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.830424	16.175629	9.07%	1,897
2019	12.604944	14.830424	17.66%	2,271
2018	14.028220	12.604944	-10.15%	2,619
2017	12.378948	14.028220	13.32%	3,001
2016	11.787153	12.378948	5.02%	3,267
2015	12.208387	11.787153	-3.45%	3,630
2014	11.916848	12.208387	2.45%	28,554
2013	10.044574	11.916848	18.64%	90,731
2012	9.033388	10.044574	11.19%	102,052
2011	9.561116	9.033388	-5.52%	103,226
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.060734	12.697518	5.28%	24,009
2019	11.137307	12.060734	8.29%	23,569
2018	11.687887	11.137307	-4.71%	28,418
2017	11.229913	11.687887	4.08%	28,905
2016	10.969941	11.229913	2.37%	29,374
2015	11.293880	10.969941	-2.87%	29,863
2014	11.169368	11.293880	1.11%	30,384
2013	10.878184	11.169368	2.68%	30,904
2012	10.342256	10.878184	5.18%	32,359
2011	10.421908	10.342256	-0.76%	34,917
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.858509	12.188572	2.78%	0
2019	10.644479	11.858509	11.41%	3,047
2018	11.700181	10.644479	-9.02%	5,005
2017	10.418161	11.700181	12.31%	5,188
2016	10.085979	10.418161	3.29%	5,991
2015	10.770090	10.085979	-6.35%	5,623
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.336621	12.959790	5.05%	0
2019	10.923746	12.336621	12.93%	0
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.347287	15.539551	8.31%	17,958
2019	12.410639	14.347287	15.60%	18,795
2018	13.652407	12.410639	-9.10%	20,616
2017	12.241457	13.652407	11.53%	30,495
2016	11.719853	12.241457	4.45%	42,718
2015	12.106433	11.719853	-3.19%	43,168
2014	11.831720	12.106433	2.32%	71,228
2013	10.264140	11.831720	15.27%	93,023
2012	9.335399	10.264140	9.95%	110,578
2011	9.767952	9.335399	-4.43%	139,788
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.074213	16.558528	9.85%	1,347
2019	12.603492	15.074213	19.60%	1,409
2018	14.234845	12.603492	-11.46%	1,466
2017	12.320440	14.234845	15.54%	1,535
2016	11.702050	12.320440	5.28%	1,594
2015	12.142278	11.702050	-3.63%	1,659
2014	11.867707	12.142278	2.31%	14,457
2013	9.759166	11.867707	21.61%	59,475
2012	8.704464	9.759166	12.12%	114,725
2011	9.331274	8.704464	-6.72%	121,147
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.287617	14.179312	6.71%	0
2019	11.880450	13.287617	11.84%	0
2018	12.750318	11.880450	-6.82%	0
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	26,593
2013	10.652325	11.594761	8.85%	71,089
2012	9.893273	10.652325	7.67%	79,661
2011	10.137580	9.893273	-2.41%	97,272
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.359015	14.778082	2.92%	1,498
2019	13.045570	14.359015	10.07%	1,531
2018	15.815285	13.045570	-17.51%	1,385
2017	13.169760	15.815285	20.09%	1,382
2016	13.309931	13.169760	-1.05%	1,489
2015	14.154944	13.309931	-5.97%	2,023
2014	15.749135	14.154944	-10.12%	4,493
2013	13.402022	15.749135	17.51%	25,722
2012	11.455869	13.402022	16.99%	46,553
2011	13.368509	11.455869	-14.31%	55,170
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.729441	17.29%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.227012	12.774393	4.48%	443
2019	11.495801	12.227012	6.36%	715
2018	11.831188	11.495801	-2.83%	855
2017	11.605378	11.831188	1.95%	899
2016	11.294355	11.605378	2.75%	817
2015	11.645063	11.294355	-3.01%	1,622
2014	11.368969	11.645063	2.43%	3,234
2013	11.871478	11.368969	-4.23%	25,127
2012	11.288265	11.871478	5.17%	28,005
2011	10.858224	11.288265	3.96%	36,189
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.041281	13.914520	6.70%	0
2019	12.161104	13.041281	7.24%	0
2018	12.613126	12.161104	-3.58%	0
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	14,651
2012	12.240525	12.829222	4.81%	12,927
2011	11.795397	12.240525	3.77%	12,165
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.467508	10.625754	1.51%	0
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.380628	35.802512	10.57%	0
2019	26.977567	32.380628	20.03%	0
2018	33.486076	26.977567	-19.44%	0
2017	24.230819	33.486076	38.20%	0
2016	23.038728	24.230819	5.17%	0
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	22.108055	22.933998	3.74%	0
2019	19.691138	22.108055	12.27%	0
2018	20.748474	19.691138	-5.10%	0
2017	19.861050	20.748474	4.47%	0
2016	17.779282	19.861050	11.71%	0
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.706201	12.151292	3.80%	707
2019	11.257510	11.706201	3.99%	979
2018	11.511763	11.257510	-2.21%	1,134
2017	11.523812	11.511763	-0.10%	1,152
2016	11.689619	11.523812	-1.42%	1,008
2015	11.959489	11.689619	-2.26%	1,754
2014	11.688212	11.959489	2.32%	4,478
2013	12.449973	11.688212	-6.12%	36,438
2012	12.346802	12.449973	0.84%	50,753
2011	11.763830	12.346802	4.96%	56,649
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.351727	8.192060	-1.91%	3,091
2019	8.385844	8.351727	-0.41%	2,807
2018	8.453569	8.385844	-0.80%	2,743
2017	8.602538	8.453569	-1.73%	2,619
2016	8.790365	8.602538	-2.14%	2,392
2015	8.983507	8.790365	-2.15%	2,215
2014	9.180892	8.983507	-2.15%	5,581
2013	9.382613	9.180892	-2.15%	18,029
2012	9.589344	9.382613	-2.16%	18,456
2011	9.799448	9.589344	-2.14%	18,739
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.488805	9.998324	5.37%	0
2019	8.154914	9.488805	16.36%	0
2018	9.783358	8.154914	-16.65%	0
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	82
2013	7.549373	8.684487	15.04%	81
2012	6.696046	7.549373	12.74%	253
2011	7.603263	6.696046	-11.93%	251
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.517302	11.024646	4.82%	0
2019	8.868141	10.517302	18.60%	0
2018	10.555272	8.868141	-15.98%	0
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	148
2012	7.262970	8.400722	15.67%	175
2011	8.516680	7.262970	-14.72%	190

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	29.150760	32.179828	10.39%	439
2019	24.077179	29.150760	21.07%	589
2018	27.000150	24.077179	-10.83%	742
2017	23.297886	27.000150	15.89%	894
2016	21.749160	23.297886	7.12%	1,058
2015	22.451176	21.749160	-3.13%	0
2014	21.854938	22.451176	2.73%	3,507
2013	17.552359	21.854938	24.51%	24,553
2012	15.477474	17.552359	13.41%	49,517
2011	16.464175	15.477474	-5.99%	67,981
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.175879	18.387505	7.05%	688
2019	15.218522	17.175879	12.86%	727
2018	16.347581	15.218522	-6.91%	764
2017	15.032484	16.347581	8.75%	804
2016	14.451064	15.032484	4.02%	842
2015	14.794290	14.451064	-2.32%	881
2014	14.456487	14.794290	2.34%	6,653
2013	13.025523	14.456487	10.99%	47,921
2012	12.170096	13.025523	7.03%	70,184
2011	12.327843	12.170096	-1.28%	95,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.923620	22.852661	9.22%	43,430
2019	17.828259	20.923620	17.36%	48,634
2018	19.482920	17.828259	-8.49%	48,634
2017	17.341670	19.482920	12.35%	48,634
2016	16.448610	17.341670	5.43%	48,634
2015	16.899940	16.448610	-2.67%	48,634
2014	16.415705	16.899940	2.95%	73,892
2013	14.039375	16.415705	16.93%	92,340
2012	12.782689	14.039375	9.83%	92,388
2011	13.186361	12.782689	-3.06%	87,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.882676	14.496424	4.42%	0
2019	12.952899	13.882676	7.18%	0
2018	13.482227	12.952899	-3.93%	0
2017	13.036782	13.482227	3.42%	9,521
2016	12.777624	13.036782	2.03%	9,521
2015	13.023907	12.777624	-1.89%	9,521
2014	12.811652	13.023907	1.66%	47,696
2013	12.489681	12.811652	2.58%	49,898
2012	12.136632	12.489681	2.91%	59,822
2011	12.049500	12.136632	0.72%	83,402

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.855488	12.129626	2.31%	0
2019	10.722252	11.855488	10.57%	0
2018	11.612473	10.722252	-7.67%	0
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.413972	12.915759	4.04%	0
2019	11.008152	12.413972	12.77%	0
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.532004	23.248635	7.97%	13,147
2019	18.688730	21.532004	15.21%	13,486
2018	20.252047	18.688730	-7.72%	15,972
2017	18.326645	20.252047	10.51%	19,709
2016	17.479615	18.326645	4.85%	36,880
2015	17.923691	17.479615	-2.48%	37,063
2014	17.415214	17.923691	2.92%	86,056
2013	15.260369	17.415214	14.12%	144,162
2012	14.074710	15.260369	8.42%	181,019
2011	14.389123	14.074710	-2.19%	222,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.046655	28.628886	9.91%	0
2019	21.849544	26.046655	19.21%	3,824
2018	24.202485	21.849544	-9.72%	3,824
2017	21.197228	24.202485	14.18%	4,120
2016	19.968070	21.197228	6.16%	4,120
2015	20.556890	19.968070	-2.86%	25,281
2014	20.016368	20.556890	2.70%	34,230
2013	16.715505	20.016368	19.75%	55,955
2012	15.017217	16.715505	11.31%	258,617
2011	15.679972	15.017217	-4.23%	349,976

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.578261	18.671449	6.22%	8,732
2019	15.830070	17.578261	11.04%	8,912
2018	16.807093	15.830070	-5.81%	13,126
2017	15.726681	16.807093	6.87%	26,670
2016	15.204169	15.726681	3.44%	27,500
2015	15.543013	15.204169	-2.18%	28,366
2014	15.165754	15.543013	2.49%	30,214
2013	14.026830	15.165754	8.12%	74,419
2012	13.268954	14.026830	5.71%	87,928
2011	13.285812	13.268954	-0.13%	117,094
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.413228	10.915321	4.82%	0
2019*	10.000000	10.413228	4.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.712323	12.134029	13.27%	0
2019*	10.000000	10.712323	7.12%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	21.070645	26.785861	27.12%	153
2019	16.536444	21.070645	27.42%	247
2018	17.487852	16.536444	-5.44%	255
2017	13.759602	17.487852	27.10%	324
2016	13.786714	13.759602	-0.20%	349
2015	13.662073	13.786714	0.91%	618
2014	12.675861	13.662073	7.78%	2,473
2013	9.637576	12.675861	31.53%	12,203
2012	8.480971	9.637576	13.64%	22,808
2011	8.956444	8.480971	-5.31%	30,584
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.549192	13.150216	4.79%	0
2019	10.779946	12.549192	16.41%	0
2018	11.576191	10.779946	-6.88%	0
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.440108	15.116077	4.68%	0
2019	12.097898	14.440108	19.36%	0
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.673681	41.374442	15.98%	0
2019	26.546708	35.673681	34.38%	0
2018	27.557982	26.546708	-3.67%	0
2017	22.162481	27.557982	24.35%	0
2016	21.919384	22.162481	1.11%	0
2015	21.370417	21.919384	2.57%	0
2014	20.117464	21.370417	6.23%	1,172
2013	15.085423	20.117464	33.36%	6,753
2012	13.019223	15.085423	15.87%	15,975
2011	13.645142	13.019223	-4.59%	14,891
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.520958	27.304402	-0.79%	0
2019	22.201583	27.520958	23.96%	0
2018	25.066145	22.201583	-11.43%	0
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	0
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	547
2013	15.081830	19.431838	28.84%	4,421
2012	13.468372	15.081830	11.98%	5,058
2011	13.697071	13.468372	-1.67%	6,018
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.772900	17.73%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.617280	47.170124	10.68%	0
2019	34.662241	42.617280	22.95%	0
2018	39.979823	34.662241	-13.30%	0
2017	35.287508	39.979823	13.30%	0
2016	29.978156	35.287508	17.71%	0
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	614
2012	19.619205	22.550669	14.94%	2,456
2011	20.572894	19.619205	-4.64%	2,689
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.650754	19.975383	-3.27%	1,227
2019	17.040861	20.650754	21.18%	1,048
2018	20.055989	17.040861	-15.03%	1,011
2017	18.003799	20.055989	11.40%	1,047
2016	15.645570	18.003799	15.07%	1,089
2015	16.464495	15.645570	-4.97%	1,384
2014	14.378908	16.464495	14.50%	2,498
2013	10.830592	14.378908	32.76%	18,460
2012	9.513974	10.830592	13.84%	35,218
2011	9.953671	9.513974	-4.42%	43,858

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.462047	43.258892	37.50%	0
2019	23.750877	31.462047	32.47%	0
2018	26.449070	23.750877	-10.20%	0
2017	21.684027	26.449070	21.97%	0
2016	20.506683	21.684027	5.74%	0
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	78
2013	14.750783	20.777610	40.86%	463
2012	13.330323	14.750783	10.66%	534
2011	13.740977	13.330323	-2.99%	621
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.418855	36.373327	2.69%	0
2019	30.496861	35.418855	16.14%	0
2018	37.611412	30.496861	-18.92%	0
2017	35.341883	37.611412	6.42%	0
2016	28.751638	35.341883	22.92%	0
2015	31.355557	28.751638	-8.30%	0
2014	30.013992	31.355557	4.47%	5
2013	21.905542	30.013992	37.02%	500
2012	18.609309	21.905542	17.71%	589
2011	20.114343	18.609309	-7.48%	690
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.862831	44.134364	19.73%	278
2019	30.053136	36.862831	22.66%	263
2018	35.240155	30.053136	-14.72%	231
2017	31.813092	35.240155	10.77%	242
2016	26.529328	31.813092	19.92%	268
2015	27.636056	26.529328	-4.00%	281
2014	28.087212	27.636056	-1.61%	292
2013	20.422430	28.087212	37.53%	273
2012	18.114007	20.422430	12.74%	327
2011	19.651678	18.114007	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.979155	21.059783	10.96%	0
2019	15.142995	18.979155	25.33%	0
2018	16.293593	15.142995	-7.06%	0
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	364
2011	8.584485	7.421099	-13.55%	393

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.748104	21.900804	10.90%	435
2019	16.011533	19.748104	23.34%	639
2018	17.386882	16.011533	-7.91%	673
2017	15.011151	17.386882	15.83%	800
2016	13.931710	15.011151	7.75%	835
2015	14.297649	13.931710	-2.56%	1,575
2014	13.222171	14.297649	8.13%	5,052
2013	9.752647	13.222171	35.58%	29,166
2012	8.948768	9.752647	8.98%	52,703
2011	9.453736	8.948768	-5.34%	68,670
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.119311	14.873942	-7.73%	0
2019	12.628610	16.119311	27.64%	0
2018	13.453546	12.628610	-6.13%	0
2017	12.952559	13.453546	3.87%	0
2016	12.349912	12.952559	4.88%	0
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.586484	22.586675	15.32%	0
2019	15.298708	19.586484	28.03%	0
2018	16.437893	15.298708	-6.93%	0
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.723310	9.783702	0.62%	0
2019	9.546749	9.723310	1.85%	0
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	780
2013	10.335646	10.124076	-2.05%	3,811
2012	10.203793	10.335646	1.29%	4,047
2011	10.293761	10.203793	-0.87%	3,777

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.679017	19.473349	16.75%	0
2019	13.640718	16.679017	22.27%	0
2018	15.726152	13.640718	-13.26%	0
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	21.048801	33.057155	57.05%	769
2019	15.720227	21.048801	33.90%	1,064
2018	17.286053	15.720227	-9.06%	1,077
2017	13.852181	17.286053	24.79%	1,273
2016	13.347436	13.852181	3.78%	1,407
2015	13.688071	13.347436	-2.49%	1,719
2014	13.487189	13.688071	1.49%	3,519
2013	9.944282	13.487189	35.63%	15,742
2012	8.865053	9.944282	12.17%	29,485
2011	9.481495	8.865053	-6.50%	37,831
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	40.151587	54.890247	36.71%	0
2019	30.973270	40.151587	29.63%	0
2018	33.879849	30.973270	-8.58%	0
2017	27.794736	33.879849	21.89%	0
2016	27.268926	27.794736	1.93%	0
2015	27.593644	27.268926	-1.18%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.271106	9.385464	1.23%	532
2019	9.137903	9.271106	1.46%	829
2018	9.245398	9.137903	-1.16%	938
2017	9.364522	9.245398	-1.27%	1,000
2016	9.454441	9.364522	-0.95%	905
2015	9.644460	9.454441	-1.97%	1,707
2014	9.796615	9.644460	-1.55%	5,884
2013	9.950491	9.796615	-1.55%	16,959
2012	9.721973	9.950491	2.35%	24,526
2011	9.906396	9.721973	-1.86%	33,352

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.324091	36.646689	16.99%	0
2019	25.429756	31.324091	23.18%	0
2018	27.570465	25.429756	-7.76%	0
2017	23.790012	27.570465	15.89%	0
2016	22.128896	23.790012	7.51%	0
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	331
2012	14.387365	15.622947	8.59%	1,409
2011	15.170175	14.387365	-5.16%	1,572
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.206269	11.832485	5.59%	0
2019	10.248887	11.206269	9.34%	0
2018	11.078817	10.248887	-7.49%	0
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.727604	11.187633	4.29%	0
2019	9.562210	10.727604	12.19%	0
2018	10.269002	9.562210	-6.88%	0
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.032726	11.946563	8.28%	0
2019	10.545636	11.032726	4.62%	0
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.593328	10.665095	0.68%	3,913
2019	10.417331	10.593328	1.69%	3,752
2018	10.622304	10.417331	-1.93%	3,796
2017	10.720804	10.622304	-0.92%	3,615
2016	10.814584	10.720804	-0.87%	3,325
2015	11.029176	10.814584	-1.95%	3,447
2014	11.187797	11.029176	-1.42%	5,767
2013	11.460232	11.187797	-2.38%	24,677
2012	11.075823	11.460232	3.47%	30,541
2011	11.205585	11.075823	-1.16%	29,231
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.039369	10.033785	-0.06%	0
2019	9.990586	10.039369	0.49%	0
2018	10.067634	9.990586	-0.77%	0
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.836801	11.508427	6.20%	2,777
2019	10.231121	10.836801	5.92%	2,684
2018	10.523997	10.231121	-2.78%	2,828
2017	10.260350	10.523997	2.57%	2,626
2016	10.221099	10.260350	0.38%	2,444
2015	10.410747	10.221099	-1.82%	2,380
2014	10.213832	10.410747	1.93%	6,419
2013	10.657042	10.213832	-4.16%	6,459
2012	9.946827	10.657042	7.14%	5,030
2011*	10.000000	9.946827	-0.53%	2,423
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.684530	24.002941	35.73%	0
2019	13.216823	17.684530	33.80%	0
2018	13.194872	13.216823	0.17%	0
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.698328	20.509288	9.69%	0
2019	15.268605	18.698328	22.46%	0
2018	19.294003	15.268605	-20.86%	0
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.426445	34.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.795268	13.246600	3.53%	0
2019	10.027510	12.795268	27.60%	0
2018	11.199857	10.027510	-10.47%	0
2017*	10.000000	11.199857	12.00%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.839665	51.658252	26.49%	0
2019	32.447314	40.839665	25.86%	0
2018	32.882591	32.447314	-1.32%	0
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.455103	6.342804	16.27%	0
2019	4.997899	5.455103	9.15%	0
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.607386	6.535479	16.55%	0
2019	5.122590	5.607386	9.46%	0
2018	7.300200	5.122590	-29.83%	0
2017	7.589006	7.300200	-3.81%	0
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.732271	10.338722	-3.67%	0
2019*	10.000000	10.732271	7.32%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.679971	50.456434	54.40%	0
2019	26.755005	32.679971	22.15%	0
2018	26.993020	26.755005	-0.88%	0
2017	21.916936	26.993020	23.16%	0
2016	20.786855	21.916936	5.44%	0
2015	21.874220	20.786855	-4.97%	0
2014	22.782777	21.874220	-3.99%	107
2013	15.498174	22.782777	47.00%	92
2012	14.683773	15.498174	5.55%	79
2011	15.728823	14.683773	-6.64%	172

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.546296	12.866700	2.55%	0
2019	11.131920	12.546296	12.71%	0
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	31.112426	31.180266	0.22%	0
2019	25.735671	31.112426	20.89%	0
2018	27.951723	25.735671	-7.93%	0
2017	24.097098	27.951723	16.00%	0
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.694442	8.691148	-0.04%	0
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.483330	38.785780	0.79%	0
2019	32.817504	38.483330	17.26%	0
2018	39.620386	32.817504	-17.17%	0
2017	35.896278	39.620386	10.37%	0
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	328
2012	19.189871	22.232804	15.86%	499
2011	21.472153	19.189871	-10.63%	559
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.496646	13.389504	7.14%	0
2019	11.733202	12.496646	6.51%	0
2018	12.346636	11.733202	-4.97%	0
2017	12.176507	12.346636	1.40%	0
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	146
2014	12.376204	12.503325	1.03%	930
2013	13.827122	12.376204	-10.49%	4,961
2012	13.166455	13.827122	5.02%	18,326
2011	12.046846	13.166455	9.29%	19,005

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.566666	32.226584	9.00%	0
2019	24.429993	29.566666	21.03%	0
2018	26.919219	24.429993	-9.25%	0
2017	22.879007	26.919219	17.66%	0
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.352130	29.024948	-1.11%	567
2019	23.266566	29.352130	26.16%	502
2018	27.336517	23.266566	-14.89%	519
2017	25.074214	27.336517	9.02%	646
2016	20.890693	25.074214	20.03%	694
2015	21.703488	20.890693	-3.74%	787
2014	19.091446	21.703488	13.68%	847
2013	15.027459	19.091446	27.04%	9
2012	13.220882	15.027459	13.66%	497
2011	13.632612	13.220882	-3.02%	4,470
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	31.197570	30.764519	-1.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.297307	11.823539	4.66%	0
2019	10.056761	11.297307	12.34%	0
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.205710	10.833899	6.16%	0
2019	9.560746	10.205710	6.75%	0
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.169645	14.352659	1.29%	0
2019	11.366877	14.169645	24.66%	0
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.569648	19.561131	18.05%	0
2019	14.387743	16.569648	15.17%	0
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.642813	13.334754	5.47%	0
2019	10.785696	12.642813	17.22%	0
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	43.247346	46.795189	8.20%	0
2019	36.182869	43.247346	19.52%	0
2018	40.650274	36.182869	-10.99%	0
2017	36.975780	40.650274	9.94%	0
2016	30.069101	36.975780	22.97%	0
2015	31.478881	30.069101	-4.48%	7
2014	30.618868	31.478881	2.81%	668
2013	22.248661	30.618868	37.62%	1,147
2012	19.656053	22.248661	13.19%	1,558
2011	19.984863	19.656053	-1.65%	1,935
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.615522	39.850736	15.12%	0
2019	27.050803	34.615522	27.96%	0
2018	29.074308	27.050803	-6.96%	0
2017	24.524121	29.074308	18.55%	0
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	3,700
2013	16.007451	20.619086	28.81%	6,435
2012	14.174868	16.007451	12.93%	6,738
2011	14.261960	14.174868	-0.61%	7,498

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.899986	37.285933	20.67%	0
2019	23.268899	30.899986	32.80%	0
2018	25.614786	23.268899	-9.16%	0
2017	20.619824	25.614786	24.22%	0
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	49
2011	14.421564	15.337686	6.35%	52
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.774339	26.633905	16.95%	0
2019	19.167331	22.774339	18.82%	0
2018	24.285332	19.167331	-21.07%	0
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.853915	11.284612	3.97%	0
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.336251	15.629032	-4.33%	331
2019	13.078408	16.336251	24.91%	266
2018	16.102905	13.078408	-18.78%	256
2017	14.731890	16.102905	9.31%	268
2016	11.490393	14.731890	28.21%	327
2015	12.560631	11.490393	-8.52%	369
2014	12.159997	12.560631	3.29%	373
2013*	10.000000	12.159997	21.60%	381
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.516337	10.490591	-0.24%	0
2019	10.042044	10.516337	4.72%	0
2018	10.278018	10.042044	-2.30%	0
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.582530	10.422844	-1.51%	0
2019	9.023496	10.582530	17.28%	0
2018*	10.000000	9.023496	-9.77%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.188049	13.911728	5.49%	0
2019	12.352096	13.188049	6.77%	0
2018	12.731249	12.352096	-2.98%	0
2017	12.546424	12.731249	1.47%	0
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.354026	13.253100	28.00%	0
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.570396	18.189600	9.77%	0
2019	14.637677	16.570396	13.20%	0
2018	15.635150	14.637677	-6.38%	0
2017	14.172206	15.635150	10.32%	0
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	18.102943	20.311126	12.20%	5,846
2019	15.440664	18.102943	17.24%	5,847
2018	16.811831	15.440664	-8.16%	5,849
2017	14.784772	16.811831	13.71%	5,851
2016	14.287368	14.784772	3.48%	5,853
2015	14.676154	14.287368	-2.65%	5,855
2014	14.347007	14.676154	2.29%	5,857
2013	12.686185	14.347007	13.09%	5,859
2012	11.472664	12.686185	10.58%	9,999
2011	11.877674	11.472664	-3.41%	10,802

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.969837	22.781137	14.08%	0
2019	16.452022	19.969837	21.38%	0
2018	18.298109	16.452022	-10.09%	0
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	746
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.361541	15.959180	19.44%	0
2019	11.007561	13.361541	21.39%	0
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.469495	50.272374	27.37%	0
2019	30.742497	39.469495	28.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.135255	7.965413	-34.36%	0
2019	11.298224	12.135255	7.41%	0
2018	15.357782	11.298224	-26.43%	0
2017	16.150505	15.357782	-4.91%	0
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	28.017918	29.166295	4.10%	503
2019	22.538535	28.017918	24.31%	487
2018	25.199984	22.538535	-10.56%	515
2017	22.871799	25.199984	10.18%	548
2016	19.866582	22.871799	15.13%	769
2015	21.212633	19.866582	-6.35%	903
2014	19.994366	21.212633	6.09%	8,780
2013	15.993367	19.994366	25.02%	9,441
2012	13.971141	15.993367	14.47%	14,459
2011	14.191850	13.971141	-1.56%	21,417

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.378831	15.130393	5.23%	0
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.471990	55.416309	40.39%	0
2019	30.124488	39.471990	31.03%	0
2018	30.939846	30.124488	-2.64%	0
2017	23.464077	30.939846	31.86%	53
2016	23.859236	23.464077	-1.66%	59
2015	22.820347	23.859236	4.55%	59
2014	21.018865	22.820347	8.57%	1,053
2013	15.802459	21.018865	33.01%	1,049
2012	14.124403	15.802459	11.88%	1,063
2011	14.446158	14.124403	-2.23%	1,084
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.527599	14.442365	6.76%	0
2019	12.642897	13.527599	7.00%	0
2018	13.031461	12.642897	-2.98%	0
2017	12.812315	13.031461	1.71%	400
2016	12.538269	12.812315	2.19%	357
2015	12.930203	12.538269	-3.03%	406
2014	12.517818	12.930203	3.29%	5,771
2013	13.069669	12.517818	-4.22%	10,890
2012	12.655223	13.069669	3.27%	18,712
2011	12.088622	12.655223	4.69%	23,091
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	42.340969	48.808337	15.27%	195
2019	35.148603	42.340969	20.46%	202
2018	42.174399	35.148603	-16.66%	188
2017	35.773363	42.174399	17.89%	207
2016	32.679385	35.773363	9.47%	248
2015	33.967851	32.679385	-3.79%	300
2014	32.756258	33.967851	3.70%	2,067
2013	24.650595	32.756258	32.88%	2,569
2012	22.002291	24.650595	12.04%	5,422
2011	25.235136	22.002291	-12.81%	8,519

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.953496	28.146589	12.80%	177
2019	20.011414	24.953496	24.70%	182
2018	24.091890	20.011414	-16.94%	173
2017	18.949496	24.091890	27.14%	282
2016	20.452099	18.949496	-7.35%	303
2015	20.244873	20.452099	1.02%	292
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.115729	11.955972	-8.84%	0
2019	10.907539	13.115729	20.24%	0
2018	11.924085	10.907539	-8.53%	0
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.690581	37.704746	5.64%	0
2019	27.213680	35.690581	31.15%	0
2018	33.732199	27.213680	-19.32%	0
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	1,116
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.719864	14.993777	9.29%	0
2019	11.704105	13.719864	17.22%	0
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.377858	16.128626	-1.52%	0
2019	14.429074	16.377858	13.51%	0
2018	15.419151	14.429074	-6.42%	0
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	1,406
2013	12.436769	13.858930	11.44%	1,406
2012	11.288871	12.436769	10.17%	2,414
2011	11.273453	11.288871	0.14%	2,533
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	34.277968	38.877664	13.42%	0
2019	27.120979	34.277968	26.39%	0
2018	29.217416	27.120979	-7.18%	0
2017	24.778435	29.217416	17.91%	0
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	2,183
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	39.193201	40.319865	2.87%	105
2019	31.717738	39.193201	23.57%	87
2018	37.229500	31.717738	-14.80%	82
2017	34.400270	37.229500	8.22%	84
2016	27.016132	34.400270	27.33%	89
2015	29.827358	27.016132	-9.42%	111
2014	30.325331	29.827358	-1.64%	97
2013	22.759468	30.325331	33.24%	460
2012	19.657896	22.759468	15.78%	876
2011	20.884584	19.657896	-5.87%	1,908
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.755481	13.472415	14.61%	0
2019	9.487128	11.755481	23.91%	0
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.965680	19.300254	-3.33%	0
2019	18.141800	19.965680	10.05%	0
2018	21.940453	18.141800	-17.31%	0
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	5,731
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.019311	8.354992	-7.37%	0
2019	9.040227	9.019311	-0.23%	0
2018	9.069002	9.040227	-0.32%	0
2017	9.097251	9.069002	-0.31%	0
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.217870	12.440609	1.82%	0
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.949254	10.384196	4.37%	0
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.447374	9.922155	5.03%	0
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	22.080399	30.664216	38.88%	0
2019	16.548823	22.080399	33.43%	0
2018	17.608313	16.548823	-6.02%	0
2017	14.172638	17.608313	24.24%	0
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.572940	45.73%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.426780	49.100655	24.54%	0
2019	30.667373	39.426780	28.56%	0
2018	36.211469	30.667373	-15.31%	0
2017	27.159120	36.211469	33.33%	0
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.274906	10.349486	0.73%	0
2019	9.498565	10.274906	8.17%	0
2018	10.175332	9.498565	-6.65%	0
2017	9.811315	10.175332	3.71%	0
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.319115	34.824427	11.19%	0
2019	24.308547	31.319115	28.84%	0
2018	27.048855	24.308547	-10.13%	0
2017	23.710936	27.048855	14.08%	117
2016	21.781778	23.710936	8.86%	124
2015	21.600670	21.781778	0.84%	235
2014	20.005831	21.600670	7.97%	193
2013	15.562853	20.005831	28.55%	1,019
2012	13.647025	15.562853	14.04%	6,499
2011	13.997406	13.647025	-2.50%	9,010

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.560706	16.578851	6.54%	0
2019	12.724774	15.560706	22.29%	0
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.609050	48.684405	17.00%	292
2019	33.730070	41.609050	23.36%	291
2018	38.556841	33.730070	-12.52%	273
2017	34.607526	38.556841	11.41%	375
2016	30.069747	34.607526	15.09%	439
2015	32.741484	30.069747	-8.16%	464
2014	29.983512	32.741484	9.20%	515
2013	21.801155	29.983512	37.53%	45
2012	18.945064	21.801155	15.08%	1,184
2011	19.843257	18.945064	-4.53%	1,366
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.488276	12.415975	18.38%	0
2019	8.381413	10.488276	25.14%	0
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	1,953
2016	9.054037	8.614919	-4.85%	2,103
2015	8.978848	9.054037	0.84%	2,194
2014*	10.000000	8.978848	-10.21%	2,311
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.353407	18.213252	11.37%	0
2019	13.730901	16.353407	19.10%	0
2018	14.849239	13.730901	-7.53%	0
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	1,408
2013	13.253920	16.220172	22.38%	1,408
2012	11.372019	13.253920	16.55%	1,408
2011	12.530308	11.372019	-9.24%	1,408

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.065648	13.548443	3.70%	0
2019	12.014742	13.065648	8.75%	0
2018	12.551977	12.014742	-4.28%	0
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.994977	30.595272	45.73%	438
2019	15.562579	20.994977	34.91%	567
2018	15.923990	15.562579	-2.27%	610
2017	12.830212	15.923990	24.11%	1,168
2016	12.362025	12.830212	3.79%	1,294
2015	13.415603	12.362025	-7.85%	1,345
2014	12.716657	13.415603	5.50%	1,401
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.413801	32.802613	11.52%	0
2019	24.596821	29.413801	19.58%	0
2018	25.045216	24.596821	-1.79%	0
2017	21.675899	25.045216	15.54%	0
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.140975	10.934630	7.83%	0
2019	9.488741	10.140975	6.87%	0
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	50.261620	68.344844	35.98%	166
2019	37.552987	50.261620	33.84%	222
2018	37.753726	37.552987	-0.53%	241
2017	29.693328	37.753726	27.15%	296
2016	29.780955	29.693328	-0.29%	365
2015	27.203452	29.780955	9.47%	387
2014	25.643905	27.203452	6.08%	731
2013	20.033088	25.643905	28.01%	2,048
2012	16.538740	20.033088	21.13%	7,819
2011	18.171475	16.538740	-8.99%	9,100
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.644066	46.648509	47.42%	0
2019	22.342029	31.644066	41.63%	0
2018	22.641715	22.342029	-1.32%	0
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	29.007755	32.915014	13.47%	0
2019	23.408542	29.007755	23.92%	0
2018	28.208133	23.408542	-17.01%	0
2017	22.048542	28.208133	27.94%	0
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.694426	9.360180	-3.45%	0
2019	8.390326	9.694426	15.54%	0
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.334631	10.857954	5.06%	0
2019	9.747349	10.334631	6.03%	0
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.224396	30.220212	42.38%	0
2019	15.361301	21.224396	38.17%	0
2018	15.983408	15.361301	-3.89%	0
2017	12.935593	15.983408	23.56%	0
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	35.076405	35.409319	0.95%	2,005
2019	27.693969	35.076405	26.66%	1,858
2018	31.592684	27.693969	-12.34%	1,959
2017	27.525826	31.592684	14.77%	524
2016	24.735666	27.525826	11.28%	563
2015	25.530576	24.735666	-3.11%	635
2014	23.688108	25.530576	7.78%	888
2013	17.862377	23.688108	32.61%	2,035
2012	15.761758	17.862377	13.33%	7,958
2011	16.191113	15.761758	-2.65%	15,965
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.791693	12.190288	12.96%	0
2019*	10.000000	10.791693	7.92%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.417603	24.003397	17.56%	1,154
2019	16.614636	20.417603	22.89%	1,299
2018	18.820831	16.614636	-11.72%	1,361
2017	15.173415	18.820831	24.04%	1,781
2016	14.939858	15.173415	1.56%	1,859
2015	14.367827	14.939858	3.98%	2,056
2014	14.526499	14.367827	-1.09%	2,219
2013	11.637191	14.526499	24.83%	336
2012	10.264305	11.637191	13.38%	359
2011	10.684664	10.264305	-3.93%	1,495
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.841564	20.127489	19.51%	0
2019	12.336828	16.841564	36.51%	0
2018	12.543730	12.336828	-1.65%	0
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.241503	32.42%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.552125	35.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	13.044288	13.720292	5.18%	0
2019	12.058228	13.044288	8.18%	0
2018	12.444304	12.058228	-3.10%	0
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	179
2012	10.954417	11.697682	6.79%	171
2011	10.625978	10.954417	3.09%	160
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.246231	23.992740	3.21%	0
2019	20.819106	23.246231	11.66%	0
2018	22.903598	20.819106	-9.10%	0
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.398372	10.987490	-3.60%	0
2019	9.114717	11.398372	25.05%	0
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.189410	22.536732	11.63%	0
2019	16.647847	20.189410	21.27%	0
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.286001	18.114780	47.44%	0
2019	9.456887	12.286001	29.92%	0
2018	11.605574	9.456887	-18.51%	0
2017	9.452097	11.605574	22.78%	0
2016	9.909075	9.452097	-4.61%	0
2015	10.198779	9.909075	-2.84%	104
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	1,479
2012	7.902091	8.927250	12.97%	4,843
2011	8.939901	7.902091	-11.61%	7,722
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.748692	19.440797	9.53%	61,217
2019	15.025250	17.748692	18.13%	75,082
2018	16.170326	15.025250	-7.08%	91,557
2017	14.278020	16.170326	13.25%	127,569
2016	13.392959	14.278020	6.61%	152,574
2015	13.560787	13.392959	-1.24%	172,257
2014	13.206766	13.560787	2.68%	159,947
2013	10.953289	13.206766	20.57%	237,552
2012	9.679028	10.953289	13.17%	398,996
2011	9.805182	9.679028	-1.29%	444,353
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.096721	11.851704	6.80%	59,997
2019	10.411078	11.096721	6.59%	65,119
2018	10.762085	10.411078	-3.26%	85,016
2017	10.661096	10.762085	0.95%	119,347
2016	10.618800	10.661096	0.40%	110,774
2015	10.882810	10.618800	-2.43%	124,640
2014	10.599899	10.882810	2.67%	120,912
2013	11.124682	10.599899	-4.72%	229,874
2012	10.837297	11.124682	2.65%	397,918
2011	10.480500	10.837297	3.40%	388,627
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.901727	27.831069	27.07%	1,144
2019	16.615582	21.901727	31.81%	1,407
2018	18.759184	16.615582	-11.43%	1,465
2017	14.644726	18.759184	28.10%	438
2016	14.945249	14.644726	-2.01%	511
2015	14.342990	14.945249	4.20%	626
2014	14.401302	14.342990	-0.40%	5,485
2013	11.446637	14.401302	25.81%	6,433
2012	9.587174	11.446637	19.40%	6,738
2011	10.808710	9.587174	-11.30%	9,549

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.561910	34.910838	48.17%	1,740
2019	18.491513	23.561910	27.42%	2,393
2018	19.034836	18.491513	-2.85%	2,355
2017	15.228524	19.034836	24.99%	607
2016	14.276144	15.228524	6.67%	1,418
2015	13.715751	14.276144	4.09%	1,557
2014	12.977426	13.715751	5.69%	13,361
2013	10.237758	12.977426	26.76%	16,923
2012	8.916863	10.237758	14.81%	23,797
2011	9.565490	8.916863	-6.78%	33,635
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.924808	20.929024	10.59%	35,370
2019	15.398213	18.924808	22.90%	40,740
2018	16.098362	15.398213	-4.35%	51,816
2017	13.499339	16.098362	19.25%	86,228
2016	12.424579	13.499339	8.65%	97,012
2015	12.567526	12.424579	-1.14%	112,257
2014	11.657913	12.567526	7.80%	106,015
2013	8.964552	11.657913	30.04%	214,176
2012	7.830551	8.964552	14.48%	493,101
2011	8.189432	7.830551	-4.38%	526,597
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	15.034026	15.300217	1.77%	6,747
2019	14.081128	15.034026	6.77%	6,372
2018	14.745438	14.081128	-4.51%	6,916
2017	14.178489	14.745438	4.00%	5,384
2016	13.342799	14.178489	6.26%	5,278
2015	14.049031	13.342799	-5.03%	5,574
2014	13.828018	14.049031	1.60%	12,560
2013	14.299888	13.828018	-3.30%	9,252
2012	13.026591	14.299888	9.77%	14,363
2011	12.618769	13.026591	3.23%	14,208
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.513177	33.918180	7.63%	0
2019	24.973960	31.513177	26.18%	0
2018	25.610049	24.973960	-2.48%	0
2017	21.775801	25.610049	17.61%	0
2016	20.029362	21.775801	8.72%	0
2015	20.345283	20.029362	-1.55%	44
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	791
2012	13.063558	14.544570	11.34%	2,285
2011	13.306493	13.063558	-1.83%	4,158

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	31.182227	31.517017	1.07%	0
2019	25.103983	31.182227	24.21%	0
2018	27.741550	25.103983	-9.51%	0
2017	24.100666	27.741550	15.11%	1,852
2016	20.958174	24.100666	14.99%	2,149
2015	22.923327	20.958174	-8.57%	2,305
2014	21.518216	22.923327	6.53%	2,258
2013	16.261624	21.518216	32.33%	1,128
2012	14.071359	16.261624	15.57%	5,964
2011	14.763659	14.071359	-4.69%	8,975
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.845326	12.149735	12.03%	0
2019	9.647444	10.845326	12.42%	0
2018	10.778812	9.647444	-10.50%	0
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.253749	16.791822	10.08%	1,282
2019	12.582119	15.253749	21.23%	1,284
2018	14.415914	12.582119	-12.72%	1,286
2017	12.303293	14.415914	17.17%	1,288
2016	11.608388	12.303293	5.99%	1,291
2015	12.081451	11.608388	-3.92%	1,293
2014	11.821642	12.081451	2.20%	1,296
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.689000	14.683823	7.27%	40,533
2019	12.047670	13.689000	13.62%	43,082
2018	13.139320	12.047670	-8.31%	47,239
2017	11.989137	13.139320	9.59%	50,020
2016	11.552426	11.989137	3.78%	52,501
2015	11.938789	11.552426	-3.24%	57,235
2014	11.704365	11.938789	2.00%	93,985
2013	10.437720	11.704365	12.14%	145,303
2012	9.610103	10.437720	8.61%	425,861
2011	9.959791	9.610103	-3.51%	572,690

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.742244	16.071233	9.01%	0
2019	12.536412	14.742244	17.60%	0
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	399
2014	11.882387	12.166858	2.39%	11,193
2013	10.020638	11.882387	18.58%	11,373
2012	9.016475	10.020638	11.14%	45,690
2011	9.548087	9.016475	-5.57%	94,696
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.989085	12.615652	5.23%	971
2019	11.076799	11.989085	8.24%	1,108
2018	11.630355	11.076799	-4.76%	1,249
2017	11.180337	11.630355	4.03%	1,394
2016	10.927071	11.180337	2.32%	1,660
2015	11.255488	10.927071	-2.92%	2,027
2014	11.137086	11.255488	1.06%	2,391
2013	10.852280	11.137086	2.62%	2,757
2012	10.322914	10.852280	5.13%	4,364
2011	10.407724	10.322914	-0.81%	4,440
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.818126	12.140864	2.73%	0
2019	10.613658	11.818126	11.35%	0
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.294664	12.909123	5.00%	0
2019	10.892154	12.294664	12.88%	0
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.262037	15.439330	8.25%	70,198
2019	12.343209	14.262037	15.55%	77,335
2018	13.585219	12.343209	-9.14%	109,204
2017	12.187416	13.585219	11.47%	112,746
2016	11.674066	12.187416	4.40%	116,358
2015	12.065292	11.674066	-3.24%	120,280
2014	11.797543	12.065292	2.27%	132,108
2013	10.239715	11.797543	15.21%	114,244
2012	9.317957	10.239715	9.89%	104,791
2011	9.754667	9.317957	-4.48%	54,506
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.984576	16.451655	9.79%	0
2019	12.534961	14.984576	19.54%	0
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.208655	14.087853	6.66%	0
2019	11.815892	13.208655	11.79%	0
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	2,459
2012	9.874778	10.626957	7.62%	11,607
2011	10.123792	9.874778	-2.46%	67,787
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.280892	14.690171	2.87%	1,126
2019	12.981229	14.280892	10.01%	1,009
2018	15.745391	12.981229	-17.56%	899
2017	13.118240	15.745391	20.03%	878
2016	13.264625	13.118240	-1.10%	1,010
2015	14.113984	13.264625	-6.02%	1,046
2014	15.711594	14.113984	-10.17%	907
2013	13.376906	15.711594	17.45%	1,811
2012	11.440266	13.376906	16.93%	3,905
2011	13.357126	11.440266	-14.35%	5,903
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.728196	17.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.154301	12.691944	4.42%	0
2019	11.433281	12.154301	6.31%	0
2018	11.772897	11.433281	-2.88%	0
2017	11.554078	11.772897	1.89%	0
2016	11.250161	11.554078	2.70%	0
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	748
2012	11.267148	11.843194	5.11%	631
2011	10.843428	11.267148	3.91%	2,224
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.963756	13.824745	6.64%	0
2019	12.094992	12.963756	7.18%	0
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	7,675
2013	12.798656	12.260619	-4.20%	8,593
2012	12.217619	12.798656	4.76%	16,036
2011	11.779323	12.217619	3.72%	14,461
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.458609	10.611297	1.46%	0
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	32.102510	35.476861	10.51%	0
2019	26.759535	32.102510	19.97%	0
2018	33.232551	26.759535	-19.48%	0
2017	24.059605	33.232551	38.13%	0
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.918225	22.725468	3.68%	0
2019	19.532033	21.918225	12.22%	0
2018	20.591408	19.532033	-5.14%	0
2017	19.720750	20.591408	4.41%	0
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.605657	12.040779	3.75%	0
2019	11.166525	11.605657	3.93%	0
2018	11.424597	11.166525	-2.26%	0
2017	11.442373	11.424597	-0.16%	0
2016	11.612923	11.442373	-1.47%	0
2015	11.887106	11.612923	-2.31%	65
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	2,325
2012	12.290923	12.387283	0.78%	3,796
2011	11.716553	12.290923	4.90%	7,248
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.279835	8.117397	-1.96%	1,298
2019	8.317910	8.279835	-0.46%	1,191
2018	8.389389	8.317910	-0.85%	1,181
2017	8.541581	8.389389	-1.78%	1,146
2016	8.732526	8.541581	-2.19%	1,065
2015	8.928965	8.732526	-2.20%	1,056
2014	9.129818	8.928965	-2.20%	8,220
2013	9.335189	9.129818	-2.20%	13,948
2012	9.545762	9.335189	-2.21%	28,828
2011	9.759894	9.545762	-2.19%	27,596
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.432390	9.933807	5.32%	0
2019	8.110566	9.432390	16.30%	0
2018	9.735160	8.110566	-16.69%	0
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	407
2012	6.683524	7.531388	12.69%	3,374
2011	7.592916	6.683524	-11.98%	3,477
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.444053	10.942256	4.77%	0
2019	8.810880	10.444053	18.54%	0
2018	10.492515	8.810880	-16.03%	0
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	2,823
2013	8.372107	9.908397	18.35%	2,683
2012	7.241943	8.372107	15.61%	2,844
2011	8.496374	7.241943	-14.76%	2,766

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.900407	31.887176	10.33%	2,329
2019	23.882599	28.900407	21.01%	2,531
2018	26.795735	23.882599	-10.87%	2,699
2017	23.133284	26.795735	15.83%	2,894
2016	21.606498	23.133284	7.07%	4,152
2015	22.315306	21.606498	-3.18%	16,343
2014	21.733789	22.315306	2.68%	14,687
2013	17.463989	21.733789	24.45%	22,976
2012	15.407437	17.463989	13.35%	24,168
2011	16.398041	15.407437	-6.04%	34,827
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.082451	18.278153	7.00%	24,964
2019	15.143480	17.082451	12.80%	27,789
2018	16.275337	15.143480	-6.95%	30,687
2017	14.973679	16.275337	8.69%	33,627
2016	14.401864	14.973679	3.97%	36,645
2015	14.751467	14.401864	-2.37%	40,135
2014	14.422004	14.751467	2.28%	70,500
2013	13.001097	14.422004	10.93%	74,520
2012	12.153512	13.001097	6.97%	50,987
2011	12.317334	12.153512	-1.33%	7,500
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.809883	22.716807	9.16%	6,974
2019	17.740418	20.809883	17.30%	6,974
2018	19.396906	17.740418	-8.54%	6,974
2017	17.273901	19.396906	12.29%	6,974
2016	16.392681	17.273901	5.38%	6,974
2015	16.851083	16.392681	-2.72%	6,974
2014	16.376602	16.851083	2.90%	6,974
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	9,263
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.763377	14.364509	4.37%	0
2019	12.848145	13.763377	7.12%	0
2018	13.380071	12.848145	-3.98%	0
2017	12.944610	13.380071	3.36%	0
2016	12.693762	12.944610	1.98%	0
2015	12.945045	12.693762	-1.94%	9,091
2014	12.740586	12.945045	1.60%	9,091
2013	12.426751	12.740586	2.53%	9,091
2012	12.081680	12.426751	2.86%	9,091
2011	12.001071	12.081680	0.67%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.815128	12.082149	2.26%	0
2019	10.691212	11.815128	10.51%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.371724	12.865208	3.99%	0
2019	10.976297	12.371724	12.71%	0
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.347120	23.037232	7.92%	66,408
2019	18.537735	21.347120	15.15%	72,046
2018	20.098750	18.537735	-7.77%	79,486
2017	18.197202	20.098750	10.45%	87,000
2016	17.365008	18.197202	4.79%	94,735
2015	17.815286	17.365008	-2.53%	114,431
2014	17.318724	17.815286	2.87%	94,293
2013	15.183567	17.318724	14.06%	83,528
2012	14.011054	15.183567	8.37%	147,962
2011	14.331351	14.011054	-2.23%	172,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.822982	28.368530	9.86%	0
2019	21.672991	25.822982	19.15%	0
2018	24.019270	21.672991	-9.77%	0
2017	21.047488	24.019270	14.12%	0
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	10,700
2014	19.905411	20.432495	2.65%	22,587
2013	16.631340	19.905411	19.69%	29,790
2012	14.949262	16.631340	11.25%	103,045
2011	15.616983	14.949262	-4.28%	138,107

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.427307	18.501644	6.16%	0
2019	15.702160	17.427307	10.99%	0
2018	16.679858	15.702160	-5.86%	0
2017	15.615578	16.679858	6.82%	0
2016	15.104456	15.615578	3.38%	6,494
2015	15.448958	15.104456	-2.23%	6,490
2014	15.081694	15.448958	2.44%	6,450
2013	13.956215	15.081694	8.06%	34,772
2012	13.208920	13.956215	5.66%	97,002
2011	13.232452	13.208920	-0.18%	93,783
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.409665	10.906018	4.77%	0
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.708666	12.123694	13.21%	0
2019*	10.000000	10.708666	7.09%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.945378	26.613002	27.06%	0
2019	16.446542	20.945378	27.35%	0
2018	17.401723	16.446542	-5.49%	0
2017	13.698808	17.401723	27.03%	0
2016	13.732808	13.698808	-0.25%	0
2015	13.615611	13.732808	0.86%	33
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	889
2012	8.465103	9.614618	13.58%	1,997
2011	8.944253	8.465103	-5.36%	3,432
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.514186	13.106845	4.74%	0
2019	10.755363	12.514186	16.35%	0
2018	11.555730	10.755363	-6.93%	0
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.399791	15.066164	4.63%	0
2019	12.070292	14.399791	19.30%	0
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.479738	41.128483	15.92%	0
2019	26.415882	35.479738	34.31%	0
2018	27.436272	26.415882	-3.72%	0
2017	22.075842	27.436272	24.28%	121
2016	21.844833	22.075842	1.06%	483
2015	21.308616	21.844833	2.52%	481
2014	20.069524	21.308616	6.17%	2,610
2013	15.057173	20.069524	33.29%	2,652
2012	13.001498	15.057173	15.81%	5,198
2011	13.633525	13.001498	-4.64%	15,699
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.371373	27.142110	-0.84%	0
2019	22.092192	27.371373	23.90%	0
2018	24.955468	22.092192	-11.47%	0
2017	23.529748	24.955468	6.06%	129
2016	20.012495	23.529748	17.58%	444
2015	21.413917	20.012495	-6.54%	518
2014	19.385574	21.413917	10.46%	5,565
2013	15.053604	19.385574	28.78%	7,025
2012	13.450060	15.053604	11.92%	7,646
2011	13.685425	13.450060	-1.72%	8,237
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.771089	17.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.251334	46.741191	10.63%	0
2019	34.382171	42.251334	22.89%	0
2018	39.677188	34.382171	-13.35%	0
2017	35.038227	39.677188	13.24%	0
2016	29.781555	35.038227	17.65%	127
2015	31.243306	29.781555	-4.68%	127
2014	29.195791	31.243306	7.01%	5,108
2013	22.437147	29.195791	30.12%	6,606
2012	19.530446	22.437147	14.88%	10,168
2011	20.490280	19.530446	-4.68%	12,146
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.527927	19.846424	-3.32%	336
2019	16.948167	20.527927	21.12%	268
2018	19.957170	16.948167	-15.08%	254
2017	17.924226	19.957170	11.34%	260
2016	15.584364	17.924226	15.01%	273
2015	16.408460	15.584364	-5.02%	340
2014	14.337307	16.408460	14.45%	5,419
2013	10.804765	14.337307	32.69%	6,800
2012	9.496154	10.804765	13.78%	8,984
2011	9.940108	9.496154	-4.47%	11,327

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	31.191840	42.865480	37.43%	0
2019	23.558929	31.191840	32.40%	0
2018	26.248820	23.558929	-10.25%	0
2017	21.530813	26.248820	21.91%	62
2016	20.372175	21.530813	5.69%	67
2015	20.720754	20.372175	-1.68%	111
2014	20.662449	20.720754	0.28%	123
2013	14.676513	20.662449	40.79%	93
2012	13.269999	14.676513	10.60%	112
2011	13.685788	13.269999	-3.04%	130
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	35.114689	36.042543	2.64%	0
2019	30.250420	35.114689	16.08%	0
2018	37.326683	30.250420	-18.96%	0
2017	35.092208	37.326683	6.37%	0
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	1,720
2013	21.795270	29.847658	36.95%	1,641
2012	18.525111	21.795270	17.65%	1,846
2011	20.033551	18.525111	-7.53%	2,791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.546230	43.732963	19.66%	0
2019	29.810253	36.546230	22.60%	0
2018	34.973333	29.810253	-14.76%	0
2017	31.588308	34.973333	10.72%	0
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	1,567
2013	20.319595	27.931512	37.46%	1,682
2012	18.032036	20.319595	12.69%	3,505
2011	19.572741	18.032036	-7.87%	4,301
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.866363	20.923923	10.91%	0
2019	15.060689	18.866363	25.27%	0
2018	16.213362	15.060689	-7.11%	0
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	5,707
2013	8.463422	11.880708	40.38%	5,925
2012	7.407212	8.463422	14.26%	6,698
2011	8.572783	7.407212	-13.60%	7,050

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.630583	21.759355	10.84%	0
2019	15.924381	19.630583	23.27%	0
2018	17.301150	15.924381	-7.96%	0
2017	14.944742	17.301150	15.77%	0
2016	13.877142	14.944742	7.69%	0
2015	14.248936	13.877142	-2.61%	62
2014	13.183866	14.248936	8.08%	516
2013	9.729364	13.183866	35.51%	2,535
2012	8.931994	9.729364	8.93%	5,507
2011	9.440831	8.931994	-5.39%	8,465
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.023462	14.777933	-7.77%	0
2019	12.559937	16.023462	27.58%	0
2018	13.387266	12.559937	-6.18%	0
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.519873	22.498367	15.26%	0
2019	15.254470	19.519873	27.96%	0
2018	16.398798	15.254470	-6.98%	0
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.665504	9.720566	0.57%	4,020
2019	9.494846	9.665504	1.80%	3,828
2018	9.630625	9.494846	-1.41%	3,993
2017	9.693589	9.630625	-0.65%	1,237
2016	9.670095	9.693589	0.24%	1,142
2015	9.921478	9.670095	-2.53%	1,212
2014	10.094804	9.921478	-1.72%	9,435
2013	10.311022	10.094804	-2.10%	14,874
2012	10.184712	10.311022	1.24%	19,650
2011	10.279747	10.184712	-0.92%	19,211

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.622268	19.397188	16.69%	0
2019	13.601255	16.622268	22.21%	0
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.923728	32.843952	56.97%	211
2019	15.634803	20.923728	33.83%	267
2018	17.200963	15.634803	-9.11%	263
2017	13.791009	17.200963	24.73%	306
2016	13.295271	13.791009	3.73%	569
2015	13.641543	13.295271	-2.54%	678
2014	13.448209	13.641543	1.44%	673
2013	9.920609	13.448209	35.56%	2,038
2012	8.848477	9.920609	12.12%	6,989
2011	9.468588	8.848477	-6.55%	9,099
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	39.804265	54.387652	36.64%	0
2019	30.721039	39.804265	29.57%	0
2018	33.621234	30.721039	-8.63%	0
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.191414	9.300041	1.18%	0
2019	9.063994	9.191414	1.41%	0
2018	9.175341	9.063994	-1.21%	0
2017	9.298302	9.175341	-1.32%	0
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	7,961
2013	9.900358	9.742269	-1.60%	9,629
2012	9.677955	9.900358	2.30%	18,118
2011	9.866572	9.677955	-1.91%	17,469

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.058304	36.317170	16.93%	0
2019	25.226872	31.058304	23.12%	0
2018	27.364573	25.226872	-7.81%	0
2017	23.624367	27.364573	15.83%	0
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.162422	11.780180	5.53%	0
2019	10.214002	11.162422	9.29%	0
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.691074	11.143845	4.24%	0
2019	9.534523	10.691074	12.13%	0
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.972718	11.875512	8.23%	0
2019	10.493637	10.972718	4.57%	0
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.535689	10.601648	0.63%	1,052
2019	10.365955	10.535689	1.64%	1,043
2018	10.575347	10.365955	-1.98%	1,113
2017	10.678860	10.575347	-0.97%	5,927
2016	10.777766	10.678860	-0.92%	5,668
2015	10.997248	10.777766	-2.00%	5,533
2014	11.161119	10.997248	-1.47%	5,828
2013	11.438755	11.161119	-2.43%	2,400
2012	11.060744	11.438755	3.42%	8,213
2011	11.196028	11.060744	-1.21%	10,279
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.020535	10.009844	-0.11%	0
2019	9.976939	10.020535	0.44%	0
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.788919	11.451730	6.14%	840
2019	10.191126	10.788919	5.87%	869
2018	10.488242	10.191126	-2.83%	977
2017	10.230704	10.488242	2.52%	947
2016	10.196770	10.230704	0.33%	965
2015	10.391266	10.196770	-1.87%	978
2014	10.199928	10.391266	1.88%	1,030
2013	10.647977	10.199928	-4.21%	1,092
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.653258	23.948260	35.66%	0
2019	13.200204	17.653258	33.73%	0
2018	13.185066	13.200204	0.11%	0
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.539681	20.324893	9.63%	0
2019	15.146799	18.539681	22.40%	0
2018	19.149942	15.146799	-20.90%	0
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.421888	34.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.777822	13.221780	3.47%	0
2019	10.018965	12.777822	27.54%	0
2018	11.196064	10.018965	-10.51%	0
2017*	10.000000	11.196064	11.96%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.638443	51.377473	26.43%	0
2019	32.303953	40.638443	25.80%	0
2018	32.754156	32.303953	-1.37%	0
2017	26.305472	32.754156	24.51%	0
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.433756	6.314753	16.21%	0
2019	4.980887	5.433756	9.09%	0
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.585428	6.506555	16.49%	0
2019	5.105140	5.585428	9.41%	0
2018	7.279077	5.105140	-29.87%	0
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.728614	10.329914	-3.72%	0
2019*	10.000000	10.728614	7.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.428299	50.042306	54.32%	0
2019	26.562531	32.428299	22.08%	0
2018	26.812636	26.562531	-0.93%	0
2017	21.781555	26.812636	23.10%	60
2016	20.668980	21.781555	5.38%	64
2015	21.761296	20.668980	-5.02%	65
2014	22.676759	21.761296	-4.04%	69
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.497238	12.809841	2.50%	0
2019	11.094059	12.497238	12.65%	0
2018	12.251043	11.094059	-9.44%	0
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.845135	30.896596	0.17%	0
2019	25.527612	30.845135	20.83%	0
2018	27.740009	25.527612	-7.98%	0
2017	23.926772	27.740009	15.94%	0
2016	22.036432	23.926772	8.58%	0
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.687026	8.679298	-0.09%	0
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	38.152692	38.432891	0.73%	0
2019	32.552177	38.152692	17.20%	0
2018	39.320287	32.552177	-17.21%	0
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	0
2015	31.694266	29.216938	-7.82%	0
2014	29.761369	31.694266	6.49%	0
2013	22.120795	29.761369	34.54%	0
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.388472	13.266826	7.09%	0
2019	11.637582	12.388472	6.45%	0
2018	12.252314	11.637582	-5.02%	0
2017	12.089660	12.252314	1.35%	0
2016	11.847379	12.089660	2.05%	0
2015	12.426837	11.847379	-4.66%	0
2014	12.306787	12.426837	0.98%	0
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	2,035

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.312547	31.933269	8.94%	0
2019	24.232416	29.312547	20.96%	0
2018	26.715249	24.232416	-9.29%	0
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	29.132905	28.793441	-1.17%	0
2019	23.104596	29.132905	26.09%	0
2018	27.160180	23.104596	-14.93%	0
2017	24.925166	27.160180	8.97%	0
2016	20.777100	24.925166	19.96%	0
2015	21.596512	20.777100	-3.79%	0
2014	19.007056	21.596512	13.62%	0
2013	14.968686	19.007056	26.98%	291
2012	13.175924	14.968686	13.61%	763
2011	13.593186	13.175924	-3.07%	1,395
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.929845	30.484910	-1.44%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.270348	11.789281	4.60%	0
2019	10.037893	11.270348	12.28%	0
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.181363	10.802521	6.10%	0
2019	9.542824	10.181363	6.69%	0
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.135870	14.311112	1.24%	0
2019	11.345581	14.135870	24.59%	0
2018	12.538133	11.345581	-9.51%	0
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.479558	19.444844	17.99%	0
2019	14.316822	16.479558	15.11%	0
2018	15.849484	14.316822	-9.67%	0
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.606220	13.289343	5.42%	0
2019	10.759987	12.606220	17.16%	0
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.875653	46.369300	8.15%	0
2019	35.890244	42.875653	19.46%	0
2018	40.342279	35.890244	-11.04%	0
2017	36.714343	40.342279	9.88%	13
2016	29.871721	36.714343	22.91%	25
2015	31.288254	29.871721	-4.53%	28
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	13
2012	19.567037	22.136555	13.13%	557
2011	19.904520	19.567037	-1.70%	687
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.318084	39.488121	15.07%	0
2019	26.832076	34.318084	27.90%	0
2018	28.854046	26.832076	-7.01%	0
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	226
2012	14.110692	15.926800	12.87%	240
2011	14.204638	14.110692	-0.66%	925

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.634536	36.946725	20.60%	0
2019	23.080799	30.634536	32.73%	0
2018	25.420801	23.080799	-9.21%	0
2017	20.474093	25.420801	24.16%	0
2016	19.458598	20.474093	5.22%	0
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	212
2012	15.268266	16.436907	7.65%	438
2011	14.363631	15.268266	6.30%	1,211
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.578605	26.391503	16.89%	0
2019	19.012316	22.578605	18.76%	0
2018	24.101328	19.012316	-21.12%	0
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.839109	11.263450	3.91%	0
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.280643	15.567875	-4.38%	0
2019	13.040547	16.280643	24.85%	0
2018	16.064554	13.040547	-18.82%	0
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.480548	10.449555	-0.30%	0
2019	10.012988	10.480548	4.67%	0
2018	10.253552	10.012988	-2.35%	0
2017	10.139849	10.253552	1.12%	0
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.575106	10.410208	-1.56%	0
2019	9.021769	10.575106	17.22%	0
2018*	10.000000	9.021769	-9.78%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	13.074799	13.785213	5.43%	0
2019	12.252274	13.074799	6.71%	0
2018	12.634852	12.252274	-3.03%	0
2017	12.457780	12.634852	1.42%	0
2016	12.309011	12.457780	1.21%	0
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	670
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.345186	13.235031	27.93%	0
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.446585	18.044457	9.72%	0
2019	14.535743	16.446585	13.15%	0
2018	15.534251	14.535743	-6.43%	0
2017	14.087919	15.534251	10.27%	0
2016	13.695016	14.087919	2.87%	0
2015	14.084973	13.695016	-2.77%	0
2014	13.826916	14.084973	1.87%	244
2013	12.496093	13.826916	10.65%	246
2012	11.457282	12.496093	9.07%	248
2011	11.770734	11.457282	-2.66%	251
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.967737	20.149126	12.14%	0
2019	15.333175	17.967737	17.18%	0
2018	16.703383	15.333175	-8.20%	0
2017	14.696885	16.703383	13.65%	0
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	182
2011	11.843328	11.433657	-3.46%	311

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.820549	22.599270	14.02%	0
2019	16.337394	19.820549	21.32%	0
2018	18.179977	16.337394	-10.14%	0
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	0
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	625
2011	11.727594	11.139882	-5.01%	751
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.336536	15.921180	19.38%	0
2019	10.992571	13.336536	21.32%	0
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	39.130290	49.814874	27.31%	0
2019	30.493878	39.130290	28.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.044519	7.901800	-34.40%	0
2019	11.219471	12.044519	7.35%	0
2018	15.258575	11.219471	-26.47%	0
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.777092	28.900811	4.05%	0
2019	22.356226	27.777092	24.25%	0
2018	25.009014	22.356226	-10.61%	0
2017	22.710052	25.009014	10.12%	0
2016	19.736154	22.710052	15.07%	0
2015	21.084141	19.736154	-6.39%	0
2014	19.883423	21.084141	6.04%	0
2013	15.912756	19.883423	24.95%	276
2012	13.907849	15.912756	14.42%	563
2011	14.134775	13.907849	-1.61%	735

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.351882	15.094325	5.17%	0
2019	11.321806	14.351882	26.76%	0
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	39.132812	54.912071	40.32%	0
2019	29.880907	39.132812	30.96%	0
2018	30.705462	29.880907	-2.69%	0
2017	23.298188	30.705462	31.79%	0
2016	23.702647	23.298188	-1.71%	0
2015	22.682172	23.702647	4.50%	0
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	130
2012	14.060446	15.722839	11.82%	143
2011	14.388086	14.060446	-2.28%	159
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.411336	14.310927	6.71%	0
2019	12.540638	13.411336	6.94%	0
2018	12.932702	12.540638	-3.03%	0
2017	12.721701	12.932702	1.66%	157
2016	12.455947	12.721701	2.13%	254
2015	12.851874	12.455947	-3.08%	258
2014	12.448350	12.851874	3.24%	0
2013	13.003797	12.448350	-4.27%	627
2012	12.597898	13.003797	3.22%	9,376
2011	12.039999	12.597898	4.63%	11,687
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.977114	48.364162	15.22%	0
2019	34.864376	41.977114	20.40%	0
2018	41.854894	34.864376	-16.70%	0
2017	35.520446	41.854894	17.83%	0
2016	32.464898	35.520446	9.41%	0
2015	33.762181	32.464898	-3.84%	0
2014	32.574588	33.762181	3.65%	0
2013	24.526407	32.574588	32.81%	417
2012	21.902676	24.526407	11.98%	910
2011	25.133719	21.902676	-12.86%	2,127

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.739077	27.890467	12.74%	0
2019	19.849617	24.739077	24.63%	0
2018	23.909411	19.849617	-16.98%	0
2017	18.815558	23.909411	27.07%	0
2016	20.317893	18.815558	-7.39%	0
2015	20.122326	20.317893	0.97%	0
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.071124	11.909201	-8.89%	0
2019	10.875999	13.071124	20.18%	0
2018	11.895725	10.875999	-8.57%	0
2017	11.726459	11.895725	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.383876	37.361612	5.59%	0
2019	26.993613	35.383876	31.08%	0
2018	33.476657	26.993613	-19.37%	0
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	22
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.638281	14.897002	9.23%	0
2019	11.640458	13.638281	17.16%	0
2018	13.181871	11.640458	-11.69%	0
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.263822	16.008143	-1.57%	0
2019	14.335948	16.263822	13.45%	0
2018	15.327523	14.335948	-6.47%	0
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	320
2011	11.246606	11.256241	0.09%	313
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.983475	38.523932	13.36%	0
2019	26.901728	33.983475	26.32%	0
2018	28.996140	26.901728	-7.22%	0
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.856421	39.952976	2.82%	0
2019	31.461277	38.856421	23.51%	0
2018	36.947500	31.461277	-14.85%	0
2017	34.157112	36.947500	8.17%	22
2016	26.838841	34.157112	27.27%	40
2015	29.646787	26.838841	-9.47%	47
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	70
2012	19.568913	22.644824	15.72%	1,561
2011	20.800674	19.568913	-5.92%	2,684
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.721425	13.426522	14.55%	0
2019	9.464479	11.721425	23.85%	0
2018	11.500194	9.464479	-17.70%	0
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.794085	19.124590	-3.38%	0
2019	17.995074	19.794085	10.00%	0
2018	21.774212	17.995074	-17.36%	0
2017	19.087560	21.774212	14.08%	0
2016	18.218494	19.087560	4.77%	0
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.988604	8.322284	-7.41%	0
2019	9.014063	8.988604	-0.28%	0
2018	9.047405	9.014063	-0.37%	0
2017	9.080213	9.047405	-0.36%	0
2016	9.023484	9.080213	0.63%	0
2015	9.646505	9.023484	-6.46%	0
2014	9.690920	9.646505	-0.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.170030	12.385563	1.77%	0
2019	11.122498	12.170030	9.42%	0
2018	11.895777	11.122498	-6.50%	0
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.940771	10.370045	4.32%	0
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.415212	9.883325	4.97%	0
2019	9.172111	9.415212	2.65%	0
2018	9.886095	9.172111	-7.22%	0
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.993862	30.528428	38.80%	0
2019	16.492395	21.993862	33.36%	0
2018	17.557322	16.492395	-6.07%	0
2017	14.138799	17.557322	24.18%	0
2016	14.177390	14.138799	-0.27%	0
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.567961	45.68%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	39.088016	48.653893	24.47%	0
2019	30.419412	39.088016	28.50%	0
2018	35.937174	30.419412	-15.35%	0
2017	26.967132	35.937174	33.26%	0
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.237250	10.306282	0.67%	0
2019	9.468586	10.237250	8.12%	0
2018	10.148441	9.468586	-6.70%	0
2017	9.790378	10.148441	3.66%	0
2016	9.424640	9.790378	3.88%	0
2015	9.887998	9.424640	-4.69%	0
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	31.049883	34.507396	11.14%	0
2019	24.111904	31.049883	28.77%	0
2018	26.843855	24.111904	-10.18%	0
2017	23.543244	26.843855	14.02%	86
2016	21.638756	23.543244	8.80%	166
2015	21.469810	21.638756	0.79%	179
2014	19.894805	21.469810	7.92%	0
2013	15.484398	19.894805	28.48%	245
2012	13.585193	15.484398	13.98%	5,436
2011	13.941099	13.585193	-2.55%	9,316

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.499832	16.505544	6.49%	0
2019	12.681469	15.499832	22.22%	0
2018	14.677691	12.681469	-13.60%	0
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	41.251525	48.241426	16.94%	0
2019	33.457346	41.251525	23.30%	0
2018	38.264771	33.457346	-12.56%	0
2017	34.362882	38.264771	11.35%	0
2016	29.872396	34.362882	15.03%	0
2015	32.543236	29.872396	-8.21%	0
2014	29.817212	32.543236	9.14%	0
2013	21.691322	29.817212	37.46%	75
2012	18.859282	21.691322	15.02%	92
2011	19.763504	18.859282	-4.58%	105
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.457936	12.373732	18.32%	0
2019	8.361429	10.457936	25.07%	0
2018	10.634315	8.361429	-21.37%	0
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.264467	18.104933	11.32%	0
2019	13.663195	16.264467	19.04%	0
2018	14.783618	13.663195	-7.58%	0
2017	12.786396	14.783618	15.62%	0
2016	13.424690	12.786396	-4.75%	0
2015	14.984494	13.424690	-10.41%	0
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.014543	13.488548	3.64%	0
2019	11.973867	13.014543	8.69%	0
2018	12.515705	11.973867	-4.33%	0
2017	12.001432	12.515705	4.29%	0
2016	10.566473	12.001432	13.58%	0
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.912793	30.459945	45.65%	0
2019	15.509587	20.912793	34.84%	0
2018	15.877932	15.509587	-2.32%	0
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	0
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	29.160980	32.504038	11.46%	0
2019	24.397877	29.160980	19.52%	0
2018	24.855429	24.397877	-1.84%	0
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.116786	10.902980	7.77%	0
2019	9.470949	10.116786	6.82%	0
2018	9.816452	9.470949	-3.52%	0
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	49.829569	67.722728	35.91%	0
2019	37.249221	49.829569	33.77%	0
2018	37.467609	37.249221	-0.58%	0
2017	29.483311	37.467609	27.08%	0
2016	29.585397	29.483311	-0.35%	0
2015	27.038648	29.585397	9.42%	0
2014	25.501584	27.038648	6.03%	0
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.520085	46.441987	47.34%	0
2019	22.265873	31.520085	41.56%	0
2018	22.576146	22.265873	-1.37%	0
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	0
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.758464	32.615452	13.41%	0
2019	23.219229	28.758464	23.86%	0
2018	27.994418	23.219229	-17.06%	0
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	0
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.661417	9.323531	-3.50%	0
2019	8.366035	9.661417	15.48%	0
2018	10.510188	8.366035	-20.40%	0
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.315288	10.832090	5.01%	0
2019	9.734084	10.315288	5.97%	0
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.141359	30.086625	42.31%	0
2019	15.309029	21.141359	38.10%	0
2018	15.937209	15.309029	-3.94%	0
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.774999	35.087107	0.90%	0
2019	27.470052	34.774999	26.59%	0
2018	31.353373	27.470052	-12.39%	0
2017	27.331246	31.353373	14.72%	67
2016	24.573342	27.331246	11.22%	127
2015	25.376008	24.573342	-3.16%	139
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	215
2012	15.690399	17.772394	13.27%	5,422
2011	16.126041	15.690399	-2.70%	8,850
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.788008	12.179897	12.90%	0
2019*	10.000000	10.788008	7.88%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.316973	23.872889	17.50%	0
2019	16.541210	20.316973	22.83%	0
2018	18.747311	16.541210	-11.77%	0
2017	15.121849	18.747311	23.97%	0
2016	14.896670	15.121849	1.51%	0
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.800561	20.068211	19.45%	0
2019	12.313090	16.800561	36.44%	0
2018	12.526039	12.313090	-1.70%	0
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.236989	32.37%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.547510	35.48%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.933608	13.596920	5.13%	0
2019	11.962026	12.933608	8.12%	0
2018	12.351369	11.962026	-3.15%	0
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	332
2011	10.584401	10.906004	3.04%	319
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	23.045084	23.772978	3.16%	0
2019	20.649514	23.045084	11.60%	0
2018	22.728723	20.649514	-9.15%	0
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.371157	10.955641	-3.65%	0
2019	9.097603	11.371157	24.99%	0
2018	10.105496	9.097603	-9.97%	0
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.095006	22.419891	11.57%	0
2019	16.578486	20.095006	21.21%	0
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.212947	17.997866	47.37%	0
2019	9.405462	12.212947	29.85%	0
2018	11.548406	9.405462	-18.56%	0
2017	9.410337	11.548406	22.72%	249
2016	9.870326	9.410337	-4.66%	462
2015	10.164095	9.870326	-2.89%	474
2014	10.540604	10.164095	-3.57%	0
2013	8.905994	10.540604	18.35%	801
2012	7.887311	8.905994	12.92%	9,820
2011	8.927730	7.887311	-11.65%	12,630
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.625066	19.295519	9.48%	4,154
2019	14.928228	17.625066	18.07%	5,608
2018	16.074177	14.928228	-7.13%	6,714
2017	14.200352	16.074177	13.20%	7,765
2016	13.326893	14.200352	6.55%	9,046
2015	13.500802	13.326893	-1.29%	10,200
2014	13.155061	13.500802	2.63%	16,493
2013	10.915987	13.155061	20.51%	15,160
2012	9.651009	10.915987	13.11%	28,595
2011	9.781789	9.651009	-1.34%	32,751
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.019425	11.763132	6.75%	6,483
2019	10.343835	11.019425	6.53%	8,482
2018	10.698086	10.343835	-3.31%	10,408
2017	10.603096	10.698086	0.90%	11,383
2016	10.566422	10.603096	0.35%	11,523
2015	10.834683	10.566422	-2.48%	12,645
2014	10.558416	10.834683	2.62%	19,687
2013	11.086812	10.558416	-4.77%	18,727
2012	10.805947	11.086812	2.60%	28,510
2011	10.455502	10.805947	3.35%	30,641
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.749210	27.623146	27.01%	0
2019	16.508299	21.749210	31.75%	0
2018	18.647659	16.508299	-11.47%	0
2017	14.565075	18.647659	28.03%	0
2016	14.871536	14.565075	-2.06%	0
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	310
2012	9.559441	11.407665	19.33%	368
2011	10.782936	9.559441	-11.35%	748

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.397717	34.649859	48.09%	0
2019	18.372038	23.397717	27.36%	0
2018	18.921582	18.372038	-2.90%	0
2017	15.145633	18.921582	24.93%	0
2016	14.205683	15.145633	6.62%	0
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.802681	20.783327	10.53%	4,013
2019	15.306664	18.802681	22.84%	5,542
2018	16.010878	15.306664	-4.40%	6,569
2017	13.432823	16.010878	19.19%	8,191
2016	12.369650	13.432823	8.60%	10,048
2015	12.518367	12.369650	-1.19%	11,320
2014	11.618251	12.518367	7.75%	18,713
2013	8.938617	11.618251	29.98%	18,704
2012	7.811893	8.938617	14.42%	36,630
2011	8.174079	7.811893	-4.43%	42,014
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.904930	15.161094	1.72%	0
2019	13.967343	14.904930	6.71%	0
2018	14.633815	13.967343	-4.55%	0
2017	14.078328	14.633815	3.95%	0
2016	13.255289	14.078328	6.21%	0
2015	13.964035	13.255289	-5.08%	0
2014	13.751397	13.964035	1.55%	0
2013	14.227924	13.751397	-3.35%	907
2012	12.967670	14.227924	9.72%	854
2011	12.568101	12.967670	3.18%	2,732
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	31.242375	33.609511	7.58%	0
2019	24.772017	31.242375	26.12%	0
2018	25.416026	24.772017	-2.53%	0
2017	21.621844	25.416026	17.55%	84
2016	19.897887	21.621844	8.66%	160
2015	20.222074	19.897887	-1.60%	172
2014	18.501334	20.222074	9.30%	0
2013	14.471277	18.501334	27.85%	251
2012	13.004390	14.471277	11.28%	6,469
2011	13.252999	13.004390	-1.88%	8,970

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.914190	31.230129	1.02%	0
2019	24.900925	30.914190	24.15%	0
2018	27.531303	24.900925	-9.55%	0
2017	23.930210	27.531303	15.05%	38
2016	20.820558	23.930210	14.94%	77
2015	22.784456	20.820558	-8.62%	81
2014	21.398796	22.784456	6.48%	0
2013	16.179644	21.398796	32.26%	72
2012	14.007587	16.179644	15.51%	1,260
2011	14.704272	14.007587	-4.74%	1,603
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.820558	12.115778	11.97%	0
2019	9.630322	10.820558	12.36%	0
2018	10.765219	9.630322	-10.54%	0
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.163018	16.683408	10.03%	0
2019	12.513668	15.163018	21.17%	0
2018	14.344867	12.513668	-12.77%	0
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.607585	14.589024	7.21%	0
2019	11.982149	13.607585	13.57%	0
2018	13.074573	11.982149	-8.36%	0
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	0
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	1,524
2012	9.592119	10.412844	8.56%	68,600
2011	9.946216	9.592119	-3.56%	137,809

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.654536	15.967443	8.96%	0
2019	12.468195	14.654536	17.54%	0
2018	13.890306	12.468195	-10.24%	0
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.917779	12.534208	5.17%	0
2019	11.016544	11.917779	8.18%	0
2018	11.573049	11.016544	-4.81%	0
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	0
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.777877	12.093332	2.68%	0
2019	10.582925	11.777877	11.29%	0
2018	11.644509	10.582925	-9.12%	0
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.252815	12.858600	4.94%	0
2019	10.860633	12.252815	12.82%	0
2018	11.957875	10.860633	-9.18%	0
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	0
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.177136	15.339565	8.20%	0
2019	12.276012	14.177136	15.49%	0
2018	13.518208	12.276012	-9.19%	0
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	0
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.895461	16.345455	9.73%	0
2019	12.466785	14.895461	19.48%	0
2018	14.094945	12.466785	-11.55%	0
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	0
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.130077	13.996883	6.60%	0
2019	11.751610	13.130077	11.73%	0
2018	12.625014	11.751610	-6.92%	0
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	0
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.203218	14.602799	2.81%	0
2019	12.917218	14.203218	9.96%	0
2018	15.675806	12.917218	-17.60%	0
2017	13.066921	15.675806	19.97%	183
2016	13.219475	13.066921	-1.15%	352
2015	14.073141	13.219475	-6.07%	342
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	523
2012	11.424689	13.351853	16.87%	6,764
2011	13.345750	11.424689	-14.39%	8,707
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.726955	17.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.082062	12.610058	4.37%	0
2019	11.371142	12.082062	6.25%	0
2018	11.714932	11.371142	-2.93%	0
2017	11.503048	11.714932	1.84%	0
2016	11.206184	11.503048	2.65%	0
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	448
2012	11.246092	11.815009	5.06%	6,696
2011	10.828681	11.246092	3.85%	8,690
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.886640	13.735475	6.59%	0
2019	12.029186	12.886640	7.13%	0
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	173
2012	12.194752	12.768152	4.70%	151
2011	11.763273	12.194752	3.67%	138
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.449684	10.596818	1.41%	0
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.826697	35.154060	10.45%	0
2019	26.543187	31.826697	19.91%	0
2018	32.980836	26.543187	-19.52%	0
2017	23.889527	32.980836	38.06%	0
2016	22.737375	23.889527	5.07%	0
2015	27.768878	22.737375	-18.12%	0
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.729929	22.518714	3.63%	0
2019	19.374136	21.729929	12.16%	0
2018	20.435457	19.374136	-5.19%	0
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	0
2015	18.431324	17.546790	-4.80%	0
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.505975	11.931256	3.70%	0
2019	11.076267	11.505975	3.88%	0
2018	11.338074	11.076267	-2.31%	0
2017	11.361510	11.338074	-0.21%	179
2016	11.536740	11.361510	-1.52%	281
2015	11.815163	11.536740	-2.36%	278
2014	11.558971	11.815163	2.22%	0
2013	12.324915	11.558971	-6.21%	545
2012	12.235311	12.324915	0.73%	7,835
2011	11.669486	12.235311	4.85%	9,663
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.208513	8.043359	-2.01%	0
2019	8.250480	8.208513	-0.51%	0
2018	8.325665	8.250480	-0.90%	0
2017	8.481031	8.325665	-1.83%	0
2016	8.675043	8.481031	-2.24%	0
2015	8.874721	8.675043	-2.25%	0
2014	9.079000	8.874721	-2.25%	0
2013	9.287976	9.079000	-2.25%	1,908
2012	9.502353	9.287976	-2.26%	3,776
2011	9.720467	9.502353	-2.24%	6,152
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.376266	9.869656	5.26%	0
2019	8.066436	9.376266	16.24%	0
2018	9.687170	8.066436	-16.73%	0
2017	7.798095	9.687170	24.22%	0
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	364
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.371286	10.860462	4.72%	0
2019	8.753969	10.371286	18.48%	0
2018	10.430113	8.753969	-16.07%	0
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	135
2012	7.220989	8.343599	15.55%	147
2011	8.476116	7.220989	-14.81%	475

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.652033	31.596974	10.28%	0
2019	23.689461	28.652033	20.95%	0
2018	26.592718	23.689461	-10.92%	0
2017	22.969727	26.592718	15.77%	0
2016	21.464678	22.969727	7.01%	0
2015	22.180180	21.464678	-3.23%	0
2014	21.613229	22.180180	2.62%	0
2013	17.375986	21.613229	24.39%	4,006
2012	15.337663	17.375986	13.29%	4,006
2011	16.332125	15.337663	-6.09%	4,482
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.989512	18.169417	6.94%	35,584
2019	15.068797	16.989512	12.75%	41,982
2018	16.203411	15.068797	-7.00%	45,794
2017	14.915109	16.203411	8.64%	48,468
2016	14.352845	14.915109	3.92%	54,294
2015	14.708781	14.352845	-2.42%	60,116
2014	14.387629	14.708781	2.23%	65,272
2013	12.976755	14.387629	10.87%	42,993
2012	12.136974	12.976755	6.92%	24,113
2011	12.306842	12.136974	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.696657	22.581661	9.11%	0
2019	17.652910	20.696657	17.24%	0
2018	19.311161	17.652910	-8.59%	0
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.645129	14.233816	4.31%	6,261
2019	12.744280	13.645129	7.07%	0
2018	13.278734	12.744280	-4.02%	0
2017	12.853114	13.278734	3.31%	0
2016	12.610458	12.853114	1.92%	0
2015	12.866665	12.610458	-1.99%	0
2014	12.669920	12.866665	1.55%	0
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.774912	12.034871	2.21%	0
2019	10.660272	11.774912	10.46%	0
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.329569	12.814835	3.94%	0
2019	10.944496	12.329569	12.66%	0
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.163713	22.827629	7.86%	11,130
2019	18.387865	21.163713	15.10%	11,833
2018	19.946517	18.387865	-7.81%	12,753
2017	18.068578	19.946517	10.39%	13,759
2016	17.251061	18.068578	4.74%	14,744
2015	17.707429	17.251061	-2.58%	15,868
2014	17.222683	17.707429	2.81%	17,245
2013	15.107089	17.222683	14.00%	61,273
2012	13.947620	15.107089	8.31%	81,360
2011	14.273746	13.947620	-2.28%	114,421
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.601138	28.110436	9.80%	0
2019	21.497774	25.601138	19.09%	0
2018	23.837342	21.497774	-9.81%	0
2017	20.898710	23.837342	14.06%	0
2016	19.706933	20.898710	6.05%	0
2015	20.308799	19.706933	-2.96%	0
2014	19.795011	20.308799	2.60%	2,087
2013	16.547545	19.795011	19.63%	31,873
2012	14.881569	16.547545	11.19%	32,549
2011	15.554198	14.881569	-4.32%	38,936

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.277582	18.333313	6.11%	3,940
2019	15.575209	17.277582	10.93%	4,048
2018	16.553518	15.575209	-5.91%	4,306
2017	15.505198	16.553518	6.76%	4,709
2016	15.005333	15.505198	3.33%	5,030
2015	15.355431	15.005333	-2.28%	5,452
2014	14.998051	15.355431	2.38%	6,152
2013	13.885904	14.998051	8.01%	16,001
2012	13.149120	13.885904	5.60%	44,413
2011	13.179258	13.149120	-0.23%	76,276
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.406119	10.896724	4.71%	0
2019*	10.000000	10.406119	4.06%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.704995	12.113353	13.16%	0
2019*	10.000000	10.704995	7.05%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.820870	26.441304	26.99%	0
2019	16.357138	20.820870	27.29%	0
2018	17.316038	16.357138	-5.54%	0
2017	13.638299	17.316038	26.97%	63
2016	13.679114	13.638299	-0.30%	121
2015	13.569319	13.679114	0.81%	125
2014	12.602678	13.569319	7.67%	0
2013	9.591730	12.602678	31.39%	154
2012	8.449269	9.591730	13.52%	3,442
2011	8.932070	8.449269	-5.41%	5,137
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.479242	13.063568	4.68%	0
2019	10.730814	12.479242	16.29%	0
2018	11.535297	10.730814	-6.97%	0
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.359610	15.016446	4.57%	0
2019	12.042772	14.359610	19.24%	0
2018	12.647230	12.042772	-4.78%	0
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.286714	40.883825	15.86%	0
2019	26.285602	35.286714	34.24%	0
2018	27.315003	26.285602	-3.77%	0
2017	21.989468	27.315003	24.22%	0
2016	21.770456	21.989468	1.01%	0
2015	21.246933	21.770456	2.46%	0
2014	20.021675	21.246933	6.12%	0
2013	15.028955	20.021675	33.22%	671
2012	12.983783	15.028955	15.75%	1,523
2011	13.621899	12.983783	-4.68%	5,340
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.222455	26.980622	-0.89%	0
2019	21.983235	27.222455	23.83%	0
2018	24.845171	21.983235	-11.52%	0
2017	23.437700	24.845171	6.01%	0
2016	19.944374	23.437700	17.52%	0
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	922
2012	13.431733	15.025393	11.86%	1,825
2011	13.673759	13.431733	-1.77%	3,090
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.769262	17.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.888219	46.315799	10.57%	0
2019	34.104113	41.888219	22.82%	0
2018	39.376570	34.104113	-13.39%	0
2017	34.790500	39.376570	13.18%	0
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	459
2011	20.407894	19.441996	-4.73%	540
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.405767	19.718225	-3.37%	0
2019	16.855938	20.405767	21.06%	0
2018	19.858782	16.855938	-15.12%	0
2017	17.844950	19.858782	11.29%	93
2016	15.523349	17.844950	14.96%	172
2015	16.352589	15.523349	-5.07%	188
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	174
2012	9.478359	10.778981	13.72%	5,401
2011	9.926538	9.478359	-4.51%	7,569

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.923756	42.475353	37.36%	0
2019	23.368405	30.923756	32.33%	0
2018	26.049941	23.368405	-10.29%	0
2017	21.378573	26.049941	21.85%	0
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	0
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	199
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.812935	35.714545	2.59%	0
2019	30.005807	34.812935	16.02%	0
2018	37.043912	30.005807	-19.00%	0
2017	34.844122	37.043912	6.31%	0
2016	28.375589	34.844122	22.80%	0
2015	30.977135	28.375589	-8.40%	0
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	36.232205	43.335037	19.60%	0
2019	29.569219	36.232205	22.53%	0
2018	34.708418	29.569219	-14.81%	0
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	0
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.754069	20.788757	10.85%	0
2019	14.978706	18.754069	25.20%	0
2018	16.133404	14.978706	-7.16%	0
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.513837	21.618888	10.79%	0
2019	15.837770	19.513837	23.21%	0
2018	17.215899	15.837770	-8.00%	0
2017	14.878691	17.215899	15.71%	123
2016	13.822869	14.878691	7.64%	232
2015	14.200465	13.822869	-2.66%	248
2014	13.145734	14.200465	8.02%	0
2013	9.706187	13.145734	35.44%	352
2012	8.915278	9.706187	8.87%	8,563
2011	9.427969	8.915278	-5.44%	12,071
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.928085	14.682444	-7.82%	0
2019	12.491559	15.928085	27.51%	0
2018	13.321241	12.491559	-6.23%	0
2017	12.838251	13.321241	3.76%	0
2016	12.253391	12.838251	4.77%	0
2015	13.287597	12.253391	-7.78%	0
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.453429	22.410330	15.20%	0
2019	15.210306	19.453429	27.90%	0
2018	16.359730	15.210306	-7.03%	0
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.608037	9.657828	0.52%	0
2019	9.443220	9.608037	1.75%	0
2018	9.583177	9.443220	-1.46%	0
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	0
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	1,140
2012	10.165640	10.286445	1.19%	1,058
2011	10.265736	10.165640	-0.98%	2,684

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.565685	19.321276	16.63%	0
2019	13.561884	16.565685	22.15%	0
2018	15.651360	13.561884	-13.35%	0
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.799280	32.631938	56.89%	0
2019	15.549757	20.799280	33.76%	0
2018	17.116213	15.549757	-9.15%	0
2017	13.730064	17.116213	24.66%	78
2016	13.243266	13.730064	3.68%	154
2015	13.595138	13.243266	-2.59%	154
2014	13.409324	13.595138	1.39%	0
2013	9.896977	13.409324	35.49%	182
2012	8.831921	9.896977	12.06%	4,547
2011	9.455697	8.831921	-6.60%	7,194
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	39.459691	53.889274	36.57%	0
2019	30.470667	39.459691	29.50%	0
2018	33.364391	30.470667	-8.67%	0
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.112490	9.215469	1.13%	0
2019	8.990769	9.112490	1.35%	0
2018	9.105898	8.990769	-1.26%	0
2017	9.232637	9.105898	-1.37%	0
2016	9.330792	9.232637	-1.05%	0
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	251
2012	9.634178	9.850521	2.25%	3,838
2011	9.826937	9.634178	-1.96%	6,395

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.794668	35.990506	16.87%	0
2019	25.025520	30.794668	23.05%	0
2018	27.160130	25.025520	-7.86%	0
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	36
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.118764	11.728102	5.48%	0
2019	10.179261	11.118764	9.23%	0
2018	11.014884	10.179261	-7.59%	0
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.654658	11.100207	4.18%	0
2019	9.506903	10.654658	12.07%	0
2018	10.220104	9.506903	-6.98%	0
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.913021	11.804877	8.17%	0
2019	10.441881	10.913021	4.51%	0
2018	11.137239	10.441881	-6.24%	0
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.478370	10.538569	0.57%	0
2019	10.314829	10.478370	1.59%	0
2018	10.528608	10.314829	-2.03%	0
2017	10.637089	10.528608	-1.02%	96
2016	10.741077	10.637089	-0.97%	156
2015	10.965417	10.741077	-2.05%	151
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	161
2012	11.045679	11.417306	3.36%	3,384
2011	11.186479	11.045679	-1.26%	3,953
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.001722	9.985948	-0.16%	0
2019	9.963306	10.001722	0.39%	0
2018	10.050483	9.963306	-0.87%	0
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.741188	11.395235	6.09%	0
2019	10.151218	10.741188	5.81%	0
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.622062	23.893732	35.59%	0
2019	13.183606	17.622062	33.67%	0
2018	13.175252	13.183606	0.06%	0
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.382264	20.142014	9.57%	0
2019	15.025875	18.382264	22.34%	0
2018	19.006842	15.025875	-20.94%	0
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.417325	34.17%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.760398	13.196989	3.42%	0
2019	10.010422	12.760398	27.47%	0
2018	11.192275	10.010422	-10.56%	0
2017*	10.000000	11.192275	11.92%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.438149	51.098132	26.36%	0
2019	32.161184	40.438149	25.74%	0
2018	32.626185	32.161184	-1.43%	0
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.412462	6.286783	16.15%	0
2019	4.963908	5.412462	9.04%	0
2018	7.095709	4.963908	-30.04%	0
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.563560	6.477771	16.43%	0
2019	5.087743	5.563560	9.35%	0
2018	7.258006	5.087743	-29.90%	0
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.724947	10.321101	-3.77%	0
2019*	10.000000	10.724947	7.25%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.178417	49.631350	54.24%	0
2019	26.371333	32.178417	22.02%	0
2018	26.633335	26.371333	-0.98%	0
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	0
2015	21.648910	20.551718	-5.07%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.448304	12.753155	2.45%	0
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.579958	30.615299	0.12%	0
2019	25.321103	30.579958	20.77%	0
2018	27.529764	25.321103	-8.02%	0
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	156
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.679603	8.667434	-0.14%	0
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.824653	38.082940	0.68%	0
2019	32.288808	37.824653	17.14%	0
2018	39.022252	32.288808	-17.26%	0
2017	35.390435	39.022252	10.26%	0
2016	29.025074	35.390435	21.93%	0
2015	31.502257	29.025074	-7.86%	53
2014	29.596212	31.502257	6.44%	54
2013	22.009292	29.596212	34.47%	54
2012	19.016442	22.009292	15.74%	64
2011	21.299863	19.016442	-10.72%	144
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.281201	13.145215	7.04%	0
2019	11.542718	12.281201	6.40%	0
2018	12.158690	11.542718	-5.07%	0
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	0
2015	12.350787	11.768846	-4.71%	252
2014	12.237727	12.350787	0.92%	475
2013	13.686406	12.237727	-10.58%	641
2012	13.045835	13.686406	4.91%	423
2011	11.948668	13.045835	9.18%	403

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	29.060669	31.642680	8.88%	0
2019	24.036474	29.060669	20.90%	0
2018	26.512878	24.036474	-9.34%	0
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.915046	28.563494	-1.22%	0
2019	22.943544	28.915046	26.03%	0
2018	26.984754	22.943544	-14.98%	0
2017	24.776810	26.984754	8.91%	0
2016	20.663964	24.776810	19.90%	0
2015	21.489920	20.663964	-3.84%	76
2014	18.922925	21.489920	13.57%	78
2013	14.910049	18.922925	26.91%	84
2012	13.131046	14.910049	13.55%	92
2011	13.553811	13.131046	-3.12%	99
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.664172	30.207604	-1.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.243455	11.755145	4.55%	0
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.157101	10.771271	6.05%	0
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.102158	14.269686	1.19%	0
2019	11.324305	14.102158	24.53%	0
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.389824	19.329069	17.93%	0
2019	14.246150	16.389824	15.05%	0
2018	15.779377	14.246150	-9.72%	0
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.569694	13.244062	5.37%	0
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.507078	45.947189	8.09%	0
2019	35.599921	42.507078	19.40%	0
2018	40.036550	35.599921	-11.08%	0
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	52
2014	30.280069	31.098730	2.70%	55
2013	22.024979	30.280069	37.48%	68
2012	19.478398	22.024979	13.07%	79
2011	19.824469	19.478398	-1.75%	71
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	34.023123	39.128702	15.01%	0
2019	26.615075	34.023123	27.83%	0
2018	28.635435	26.615075	-7.06%	0
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	143
2014	20.390977	22.532641	10.50%	146
2013	15.846549	20.390977	28.68%	158
2012	14.046796	15.846549	12.81%	166
2011	14.147538	14.046796	-0.71%	184

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.371203	36.610394	20.54%	0
2019	22.894103	30.371203	32.66%	0
2018	25.228161	22.894103	-9.25%	0
2017	20.329303	25.228161	24.10%	0
2016	19.330858	20.329303	5.17%	0
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.384402	26.151135	16.83%	0
2019	18.858430	22.384402	18.70%	0
2018	23.918573	18.858430	-21.16%	0
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.824316	11.242324	3.86%	0
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.225191	15.506902	-4.43%	0
2019	13.002777	16.225191	24.78%	0
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.444821	10.408605	-0.35%	0
2019	9.983960	10.444821	4.62%	0
2018	10.229092	9.983960	-2.40%	0
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.567682	10.397578	-1.61%	0
2019	9.020052	10.567682	17.16%	0
2018*	10.000000	9.020052	-9.80%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.962392	13.659702	5.38%	0
2019	12.153153	12.962392	6.66%	0
2018	12.539081	12.153153	-3.08%	0
2017	12.369656	12.539081	1.37%	0
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.336355	13.216964	27.87%	0
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.323640	17.900408	9.66%	0
2019	14.434465	16.323640	13.09%	0
2018	15.433964	14.434465	-6.48%	0
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	2,785
2013	12.447178	13.765746	10.59%	27,032
2012	11.418286	12.447178	9.01%	27,032
2011	11.736660	11.418286	-2.71%	2,787
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.833420	19.988286	12.08%	0
2019	15.226336	17.833420	17.12%	0
2018	16.595537	15.226336	-8.25%	0
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	8,408
2012	11.394733	12.587099	10.46%	9,580
2011	11.809038	11.394733	-3.51%	1,175

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.672508	22.419005	13.96%	0
2019	16.223647	19.672508	21.26%	0
2018	18.062698	16.223647	-10.18%	0
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.311563	15.883243	19.32%	0
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.793948	49.361443	27.24%	0
2019	30.247240	38.793948	28.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.954440	7.838685	-34.43%	0
2019	11.141270	11.954440	7.30%	0
2018	15.160027	11.141270	-26.51%	0
2017	15.958809	15.160027	-5.01%	0
2016	12.234276	15.958809	30.44%	0
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.538354	28.637770	3.99%	0
2019	22.175419	27.538354	24.18%	0
2018	24.819515	22.175419	-10.65%	0
2017	22.549468	24.819515	10.07%	0
2016	19.606588	22.549468	15.01%	0
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.325039	15.058376	5.12%	0
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.796434	54.412246	40.25%	0
2019	29.639213	38.796434	30.90%	0
2018	30.472782	29.639213	-2.74%	0
2017	23.133424	30.472782	31.73%	0
2016	23.547038	23.133424	-1.76%	0
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.296041	14.180643	6.65%	0
2019	12.439196	13.296041	6.89%	0
2018	12.834686	12.439196	-3.08%	0
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	2,884
2014	12.379300	12.774041	3.19%	2,952
2013	12.938291	12.379300	-4.32%	3,627
2012	12.540861	12.938291	3.17%	2,535
2011	11.991605	12.540861	4.58%	2,257
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.616283	47.923911	15.16%	0
2019	34.582377	41.616283	20.34%	0
2018	41.537738	34.582377	-16.74%	0
2017	35.269269	41.537738	17.77%	0
2016	32.251778	35.269269	9.36%	0
2015	33.557717	32.251778	-3.89%	524
2014	32.393887	33.557717	3.59%	542
2013	24.402823	32.393887	32.75%	649
2012	21.803479	24.402823	11.92%	597
2011	25.032679	21.803479	-12.90%	670

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.526364	27.636511	12.68%	0
2019	19.689005	24.526364	24.57%	0
2018	23.728159	19.689005	-17.02%	0
2017	18.682431	23.728159	27.01%	0
2016	20.184447	18.682431	-7.44%	0
2015	20.000392	20.184447	0.92%	0
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.026588	11.862541	-8.94%	0
2019	10.844494	13.026588	20.12%	0
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	35.079664	37.021440	5.54%	0
2019	26.775223	35.079664	31.02%	0
2018	33.222923	26.775223	-19.41%	0
2017	28.553082	33.222923	16.35%	0
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.557064	14.800708	9.17%	0
2019	11.577058	13.557064	17.10%	0
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.150510	15.888468	-1.62%	0
2019	14.243347	16.150510	13.39%	0
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	3,202
2013	12.352259	13.750694	11.32%	3,353
2012	11.223660	12.352259	10.06%	3,203
2011	11.219787	11.223660	0.03%	3,203
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.691347	38.173238	13.30%	0
2019	26.684126	33.691347	26.26%	0
2018	28.776409	26.684126	-7.27%	0
2017	24.429321	28.776409	17.79%	0
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.522351	39.589205	2.77%	0
2019	31.206741	38.522351	23.44%	0
2018	36.667453	31.206741	-14.89%	0
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	638
2014	29.989828	29.467188	-1.74%	629
2013	22.530691	29.989828	33.11%	611
2012	19.480253	22.530691	15.66%	712
2011	20.717010	19.480253	-5.97%	770
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.687468	13.380771	14.49%	0
2019	9.441885	11.687468	23.78%	0
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.623895	18.950454	-3.43%	0
2019	17.849472	19.623895	9.94%	0
2018	21.609159	17.849472	-17.40%	0
2017	18.952523	21.609159	14.02%	0
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	1,851
2014	22.818099	19.811405	-13.18%	1,598
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.957993	8.289701	-7.46%	0
2019	8.987959	8.957993	-0.33%	0
2018	9.025852	8.987959	-0.42%	0
2017	9.063204	9.025852	-0.41%	0
2016	9.011170	9.063204	0.58%	0
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.122417	12.330800	1.72%	0
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.932293	10.355893	4.26%	0
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.383147	9.844623	4.92%	0
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.907654	30.393235	38.73%	0
2019	16.436158	21.907654	33.29%	0
2018	17.506461	16.436158	-6.11%	0
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.562972	45.63%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.751979	48.210957	24.41%	0
2019	30.173335	38.751979	28.43%	0
2018	35.664817	30.173335	-15.40%	0
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.199707	10.263233	0.62%	0
2019	9.438694	10.199707	8.06%	0
2018	10.121611	9.438694	-6.75%	0
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	384
2012*	10.000000	10.133155	1.33%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.782997	34.193301	11.08%	0
2019	23.916889	30.782997	28.71%	0
2018	26.640465	23.916889	-10.22%	0
2017	23.376771	26.640465	13.96%	0
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	108
2012	13.523659	15.406366	13.92%	109
2011	13.885036	13.523659	-2.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.439143	16.432493	6.43%	0
2019	12.638288	15.439143	22.16%	0
2018	14.635239	12.638288	-13.64%	0
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.896939	47.802314	16.88%	0
2019	33.186724	40.896939	23.23%	0
2018	37.974817	33.186724	-12.61%	0
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	61
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.427651	12.331593	18.26%	0
2019	8.341481	10.427651	25.01%	0
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.175946	17.997184	11.26%	0
2019	13.595783	16.175946	18.98%	0
2018	14.718254	13.595783	-7.63%	0
2017	12.736342	14.718254	15.56%	0
2016	13.378976	12.736342	-4.80%	0
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	282
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.963572	13.428854	3.59%	0
2019	11.933071	12.963572	8.64%	0
2018	12.479491	11.933071	-4.38%	0
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.830993	30.325297	45.58%	0
2019	15.456819	20.830993	34.77%	0
2018	15.832058	15.456819	-2.37%	0
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.910400	32.208254	11.41%	0
2019	24.200599	28.910400	19.46%	0
2018	24.667144	24.200599	-1.89%	0
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.092650	10.871409	7.72%	0
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	49.401278	67.106338	35.84%	0
2019	36.947952	49.401278	33.71%	0
2018	37.183710	36.947952	-0.63%	0
2017	29.274839	37.183710	27.02%	0
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	3,805
2013	19.831652	25.360125	27.88%	3,806
2012	16.389240	19.831652	21.00%	3,806
2011	18.025613	16.389240	-9.08%	3,897
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.396641	46.236479	47.27%	0
2019	22.190011	31.396641	41.49%	0
2018	22.510809	22.190011	-1.43%	0
2017	15.898251	22.510809	41.59%	0
2016	14.291751	15.898251	11.24%	0
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.511095	32.318365	13.35%	0
2019	23.031289	28.511095	23.79%	0
2018	27.782139	23.031289	-17.10%	0
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.628490	9.287006	-3.55%	0
2019	8.341794	9.628490	15.42%	0
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.295962	10.806264	4.96%	0
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.058580	29.953511	42.24%	0
2019	15.256883	21.058580	38.03%	0
2018	15.891106	15.256883	-3.99%	0
2017	12.874009	15.891106	23.44%	0
2016	12.110638	12.874009	6.30%	0
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.476152	34.767768	0.85%	0
2019	27.247906	34.476152	26.53%	0
2018	31.115834	27.247906	-12.43%	0
2017	27.138015	31.115834	14.66%	0
2016	24.412055	27.138015	11.17%	0
2015	25.222353	24.412055	-3.21%	853
2014	23.426074	25.222353	7.67%	872
2013	17.682848	23.426074	32.48%	1,134
2012	15.619350	17.682848	13.21%	1,055
2011	16.061210	15.619350	-2.75%	1,208
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.784317	12.169506	12.84%	0
2019*	10.000000	10.784317	7.84%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.216804	23.743042	17.44%	0
2019	16.468073	20.216804	22.76%	0
2018	18.674035	16.468073	-11.81%	0
2017	15.070421	18.674035	23.91%	0
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	99
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.759700	20.009161	19.39%	0
2019	12.289426	16.759700	36.37%	0
2018	12.508399	12.289426	-1.75%	0
2017	9.993581	12.508399	25.16%	0
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.232495	32.32%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.542910	35.43%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.823755	13.474542	5.07%	0
2019	11.866499	12.823755	8.07%	0
2018	12.259038	11.866499	-3.20%	0
2017	11.848387	12.259038	3.47%	0
2016	11.455241	11.848387	3.43%	0
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.845575	23.555098	3.11%	0
2019	20.481216	22.845575	11.54%	0
2018	22.555077	20.481216	-9.19%	0
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.344051	10.923934	-3.70%	0
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.001031	22.303630	11.51%	0
2019	16.509397	20.001031	21.15%	0
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.140225	17.881545	47.29%	0
2019	9.354229	12.140225	29.78%	0
2018	11.491415	9.354229	-18.60%	0
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	240
2012	7.872503	8.884716	12.86%	240
2011	8.915532	7.872503	-11.70%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.502191	19.151194	9.42%	0
2019	14.831735	17.502191	18.01%	0
2018	15.978508	14.831735	-7.18%	0
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	3,519
2014	13.103534	13.441022	2.58%	40,150
2013	10.878792	13.103534	20.45%	131,661
2012	9.623060	10.878792	13.05%	102,583
2011	9.758453	9.623060	-1.39%	19,553
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.942636	11.675192	6.69%	0
2019	10.277012	10.942636	6.48%	0
2018	10.634444	10.277012	-3.36%	0
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	5,915
2014	10.517076	10.786745	2.56%	22,589
2013	11.049063	10.517076	-4.81%	28,466
2012	10.774671	11.049063	2.55%	16,679
2011	10.430566	10.774671	3.30%	18,489
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.597615	27.416575	26.94%	0
2019	16.401628	21.597615	31.68%	0
2018	18.536706	16.401628	-11.52%	0
2017	14.485800	18.536706	27.96%	0
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	817
2014	14.288769	14.216354	-0.51%	856
2013	11.368798	14.288769	25.68%	851
2012	9.531758	11.368798	19.27%	913
2011	10.757205	9.531758	-11.39%	1,023

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.234613	34.390740	48.02%	0
2019	18.253303	23.234613	27.29%	0
2018	18.808978	18.253303	-2.95%	0
2017	15.063180	18.808978	24.87%	0
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	1,748
2014	12.875954	13.594589	5.58%	1,847
2013	10.168096	12.875954	26.63%	1,896
2012	8.865280	10.168096	14.70%	1,995
2011	9.519878	8.865280	-6.88%	2,117
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.681173	20.638458	10.48%	0
2019	15.215533	18.681173	22.78%	0
2018	15.923753	15.215533	-4.45%	0
2017	13.366541	15.923753	19.13%	0
2016	12.314903	13.366541	8.54%	0
2015	12.469336	12.314903	-1.24%	4,109
2014	11.578662	12.469336	7.69%	20,146
2013	8.912717	11.578662	29.91%	27,836
2012	7.793253	8.912717	14.36%	20,356
2011	8.158742	7.793253	-4.48%	24,992
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.776748	15.023021	1.67%	0
2019	13.854313	14.776748	6.66%	0
2018	14.522855	13.854313	-4.60%	0
2017	13.978710	14.522855	3.89%	0
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	1,354
2014	13.675061	13.879403	1.49%	1,336
2013	14.156194	13.675061	-3.40%	1,306
2012	12.908919	14.156194	9.66%	1,124
2011	12.517550	12.908919	3.13%	1,189
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.973801	33.303542	7.52%	0
2019	24.571633	30.973801	26.06%	0
2018	25.223413	24.571633	-2.58%	0
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	102
2012	12.945487	14.398350	11.22%	105
2011	13.199707	12.945487	-1.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.648484	30.945863	0.97%	0
2019	24.699534	30.648484	24.09%	0
2018	27.322710	24.699534	-9.60%	0
2017	23.761015	27.322710	14.99%	0
2016	20.683891	23.761015	14.88%	0
2015	22.646487	20.683891	-8.67%	136
2014	21.280109	22.646487	6.42%	127
2013	16.098128	21.280109	32.19%	182
2012	13.944169	16.098128	15.45%	199
2011	14.645164	13.944169	-4.79%	168
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.795846	12.081942	11.91%	0
2019	9.613255	10.795846	12.30%	0
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.072742	16.575610	9.97%	0
2019	12.445531	15.072742	21.11%	0
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.526580	14.494764	7.16%	0
2019	11.916914	13.526580	13.51%	0
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	2,278
2014	11.636713	11.857644	1.90%	18,998
2013	10.388000	11.636713	12.02%	27,437
2012	9.574146	10.388000	8.50%	13,998
2011	9.932656	9.574146	-3.61%	24,291

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.567353	15.864335	8.90%	0
2019	12.400356	14.567353	17.48%	0
2018	13.821839	12.400356	-10.28%	0
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	2,208
2014	11.813692	12.084148	2.29%	33,669
2013	9.972903	11.813692	18.46%	33,677
2012	8.982727	9.972903	11.02%	33,685
2011	9.522066	8.982727	-5.66%	40,193
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.846854	12.453245	5.12%	0
2019	10.956588	11.846854	8.13%	0
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	5,295
2013	10.800604	11.072718	2.52%	7,373
2012	10.284299	10.800604	5.02%	13,363
2011	10.379376	10.284299	-0.92%	13,759
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.737788	12.046002	2.63%	0
2019	10.552301	11.737788	11.23%	0
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.211066	12.808241	4.89%	0
2019	10.829167	12.211066	12.76%	0
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.092793	15.240510	8.14%	0
2019	12.209218	14.092793	15.43%	0
2018	13.451584	12.209218	-9.24%	0
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	26,094
2014	11.729330	11.983267	2.16%	70,409
2013	10.190928	11.729330	15.10%	76,914
2012	9.283067	10.190928	9.78%	79,317
2011	9.728060	9.283067	-4.57%	134,789
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.806729	16.239776	9.68%	0
2019	12.398861	14.806729	19.42%	0
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	1,115
2013	9.689509	11.764943	21.42%	1,118
2012	8.655633	9.689509	11.94%	1,121
2011	9.293142	8.655633	-6.86%	1,124
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.051926	13.906460	6.55%	0
2019	11.687635	13.051926	11.67%	0
2018	12.562755	11.687635	-6.97%	0
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	29,013
2013	10.576351	11.494427	8.68%	30,497
2012	9.837830	10.576351	7.51%	70,209
2011	10.096214	9.837830	-2.56%	79,939
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.125891	14.515877	2.76%	0
2019	12.853477	14.125891	9.90%	0
2018	15.606487	12.853477	-17.64%	0
2017	13.015772	15.606487	19.90%	0
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	160
2012	11.409125	13.326827	16.81%	166
2011	13.334389	11.409125	-14.44%	91
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.725714	17.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.010127	12.528576	4.32%	0
2019	11.309224	12.010127	6.20%	0
2018	11.657129	11.309224	-2.98%	0
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.809951	13.646758	6.53%	0
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	250
2013	12.737701	12.189741	-4.30%	250
2012	12.171912	12.737701	4.65%	250
2011	11.747246	12.171912	3.62%	250
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.440767	10.582368	1.36%	0
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.553078	34.834014	10.40%	0
2019	26.328460	31.553078	19.84%	0
2018	32.730891	26.328460	-19.56%	0
2017	23.720560	32.730891	37.99%	0
2016	22.588078	23.720560	5.01%	0
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.543108	22.313689	3.58%	0
2019	19.217389	21.543108	12.10%	0
2018	20.280556	19.217389	-5.24%	0
2017	19.442862	20.280556	4.31%	0
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.407035	11.822607	3.64%	0
2019	10.986655	11.407035	3.83%	0
2018	11.252131	10.986655	-2.36%	0
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	0
2015	11.743590	11.460991	-2.41%	0
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	150
2012	12.179887	12.262795	0.68%	122
2011	11.622557	12.179887	4.80%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.137776	7.969970	-2.06%	0
2019	8.183560	8.137776	-0.56%	0
2018	8.262388	8.183560	-0.95%	0
2017	8.420868	8.262388	-1.88%	0
2016	8.617901	8.420868	-2.29%	0
2015	8.820785	8.617901	-2.30%	1,318
2014	9.028432	8.820785	-2.30%	1,340
2013	9.240975	9.028432	-2.30%	1,246
2012	9.459122	9.240975	-2.31%	1,072
2011	9.681179	9.459122	-2.29%	938
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.320458	9.805889	5.21%	0
2019	8.022519	9.320458	16.18%	0
2018	9.639394	8.022519	-16.77%	0
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	1,713
2014	8.609305	8.350721	-3.00%	1,613
2013	7.495499	8.609305	14.86%	1,586
2012	6.658488	7.495499	12.57%	1,574
2011	7.572217	6.658488	-12.07%	1,567
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.299031	10.779294	4.66%	0
2019	8.697426	10.299031	18.41%	0
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.405731	31.309336	10.22%	0
2019	23.497830	28.405731	20.89%	0
2018	26.391187	23.497830	-10.96%	0
2017	22.807280	26.391187	15.71%	0
2016	21.323753	22.807280	6.96%	0
2015	22.045835	21.323753	-3.28%	0
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	2,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.897078	18.061317	6.89%	0
2019	14.994483	16.897078	12.69%	0
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	11,800
2012	12.120454	12.952442	6.86%	11,803
2011	12.296361	12.120454	-1.43%	25,722
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.584043	22.447308	9.05%	0
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.527830	14.104250	4.26%	0
2019	12.641187	13.527830	7.01%	0
2018	13.178098	12.641187	-4.07%	0
2017	12.762213	13.178098	3.26%	0
2016	12.527670	12.762213	1.87%	0
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	278
2013	12.301846	12.599630	2.42%	2,207
2012	11.972516	12.301846	2.75%	5,388
2011	11.904769	11.972516	0.57%	6,919

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.734812	11.987752	2.16%	0
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.287614	12.764692	3.88%	0
2019	10.912834	12.287614	12.60%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.981747	22.619783	7.81%	0
2019	18.239090	20.981747	15.04%	0
2018	19.795313	18.239090	-7.86%	0
2017	17.940753	19.795313	10.34%	0
2016	17.137756	17.940753	4.69%	0
2015	17.600125	17.137756	-2.63%	22,741
2014	17.127076	17.600125	2.76%	36,768
2013	15.030908	17.127076	13.95%	44,655
2012	13.884408	15.030908	8.26%	42,352
2011	14.216316	13.884408	-2.33%	94,189
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.381017	27.854501	9.75%	0
2019	21.323843	25.381017	19.03%	0
2018	23.656661	21.323843	-9.86%	0
2017	20.750885	23.656661	14.00%	0
2016	19.577522	20.750885	5.99%	0
2015	20.185772	19.577522	-3.01%	28,434
2014	19.685183	20.185772	2.54%	39,040
2013	16.464155	19.685183	19.56%	44,892
2012	14.814165	16.464155	11.14%	48,679
2011	15.491667	14.814165	-4.37%	50,682

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.129005	18.166363	6.06%	0
2019	15.449177	17.129005	10.87%	0
2018	16.428018	15.449177	-5.96%	0
2017	15.395496	16.428018	6.71%	0
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	10,828
2013	13.815906	14.914797	7.95%	15,146
2012	13.089553	13.815906	5.55%	15,543
2011	13.126252	13.089553	-0.28%	38,536
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.402548	10.887426	4.66%	0
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.701329	12.103004	13.10%	0
2019*	10.000000	10.701329	7.01%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.696918	26.270444	26.93%	0
2019	16.268075	20.696918	27.22%	0
2018	17.230613	16.268075	-5.59%	0
2017	13.577939	17.230613	26.90%	0
2016	13.625530	13.577939	-0.35%	0
2015	13.523072	13.625530	0.76%	0
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	76
2012	8.433406	9.568821	13.46%	77
2011	8.919870	8.433406	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.444425	13.020449	4.63%	0
2019	10.706343	12.444425	16.23%	0
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.319520	14.966879	4.52%	0
2019	12.015283	14.319520	19.18%	0
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	35.094734	40.640604	15.80%	0
2019	26.155963	35.094734	34.17%	0
2018	27.194290	26.155963	-3.82%	0
2017	21.903449	27.194290	24.16%	0
2016	21.696358	21.903449	0.95%	0
2015	21.185453	21.696358	2.41%	1,200
2014	19.973956	21.185453	6.07%	1,268
2013	15.000801	19.973956	33.15%	1,337
2012	12.966115	15.000801	15.69%	1,417
2011	13.610303	12.966115	-4.73%	1,663
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	27.074364	26.820118	-0.94%	0
2019	21.874829	27.074364	23.77%	0
2018	24.735379	21.874829	-11.56%	0
2017	23.346029	24.735379	5.95%	0
2016	19.876500	23.346029	17.46%	0
2015	21.290168	19.876500	-6.64%	2,621
2014	19.293268	21.290168	10.35%	4,971
2013	14.997245	19.293268	28.65%	5,175
2012	13.413445	14.997245	11.81%	5,311
2011	13.662112	13.413445	-1.82%	5,699
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.767446	17.67%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.528105	45.894127	10.51%	0
2019	33.828218	41.528105	22.76%	0
2018	39.078146	33.828218	-13.43%	0
2017	34.544444	39.078146	13.12%	0
2016	29.391794	34.544444	17.53%	0
2015	30.865983	29.391794	-4.78%	919
2014	28.872720	30.865983	6.90%	956
2013	22.211558	28.872720	29.99%	962
2012	19.353925	22.211558	14.77%	1,071
2011	20.325826	19.353925	-4.78%	1,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.284388	19.590915	-3.42%	0
2019	16.764234	20.284388	21.00%	0
2018	19.760916	16.764234	-15.16%	0
2017	17.766065	19.760916	11.23%	0
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	114
2012	9.460613	10.753292	13.66%	126
2011	9.913010	9.460613	-4.56%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.657981	42.088785	37.28%	0
2019	23.179405	30.657981	32.26%	0
2018	25.852557	23.179405	-10.34%	0
2017	21.227412	25.852557	21.79%	0
2016	20.105594	21.227412	5.58%	0
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.513610	35.389370	2.54%	0
2019	29.763034	34.513610	15.96%	0
2018	36.763129	29.763034	-19.04%	0
2017	34.597653	36.763129	6.26%	0
2016	28.189252	34.597653	22.73%	0
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.920651	42.940430	19.54%	0
2019	29.329957	35.920651	22.47%	0
2018	34.445309	29.329957	-14.85%	0
2017	31.143145	34.445309	10.60%	0
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.642497	20.654507	10.79%	0
2019	14.897206	18.642497	25.14%	0
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.397734	21.479273	10.73%	0
2019	15.751596	19.397734	23.15%	0
2018	17.131047	15.751596	-8.05%	0
2017	14.812903	17.131047	15.65%	0
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	144
2012	8.898556	9.683031	8.82%	157
2011	9.415105	8.898556	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.833323	14.587622	-7.87%	0
2019	12.423595	15.833323	27.45%	0
2018	13.255574	12.423595	-6.28%	0
2017	12.781484	13.255574	3.71%	0
2016	12.205434	12.781484	4.72%	0
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.387192	22.322597	15.14%	0
2019	15.166280	19.387192	27.83%	0
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.550861	9.595453	0.47%	0
2019	9.391826	9.550861	1.69%	0
2018	9.535930	9.391826	-1.51%	0
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	2,697
2014	10.036467	9.854059	-1.82%	2,735
2013	10.261925	10.036467	-2.20%	2,576
2012	10.146606	10.261925	1.14%	2,215
2011	10.251736	10.146606	-1.03%	1,932

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.509242	19.245597	16.57%	0
2019	13.522593	16.509242	22.09%	0
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.675445	32.421084	56.81%	0
2019	15.465093	20.675445	33.69%	0
2018	17.031783	15.465093	-9.20%	0
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	86
2012	8.815361	9.873347	12.00%	95
2011	9.442793	8.815361	-6.64%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	39.117951	53.395265	36.50%	0
2019	30.222233	39.117951	29.43%	0
2018	33.109414	30.222233	-8.72%	0
2017	27.204243	33.109414	21.71%	0
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.034113	9.131525	1.08%	0
2019	8.917998	9.034113	1.30%	0
2018	9.036849	8.917998	-1.32%	0
2017	9.167303	9.036849	-1.42%	0
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	76
2013	9.800872	9.634507	-1.70%	608
2012	9.590532	9.800872	2.19%	77
2011	9.787414	9.590532	-2.01%	77

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.533198	35.666662	16.81%	0
2019	24.825731	30.533198	22.99%	0
2018	26.957164	24.825731	-7.91%	0
2017	23.296389	26.957164	15.71%	0
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.075268	11.676248	5.43%	0
2019	10.144630	11.075268	9.17%	0
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.618370	11.056746	4.13%	0
2019	9.479379	10.618370	12.02%	0
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.853617	11.734611	8.12%	0
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.421349	10.475870	0.52%	0
2019	10.263946	10.421349	1.53%	0
2018	10.482050	10.263946	-2.08%	0
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	78
2012	11.030626	11.395900	3.31%	66
2011	11.176939	11.030626	-1.31%	70
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.982935	9.962089	-0.21%	0
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.693682	11.339036	6.03%	0
2019	10.111502	10.693682	5.76%	0
2018	10.417010	10.111502	-2.93%	0
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.590861	23.839240	35.52%	0
2019	13.167006	17.590861	33.60%	0
2018	13.165444	13.167006	0.01%	0
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.226115	19.960709	9.52%	0
2019	14.905854	18.226115	22.27%	0
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.412754	34.13%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.742991	13.172251	3.37%	0
2019	10.001872	12.742991	27.41%	0
2018	11.188482	10.001872	-10.61%	0
2017*	10.000000	11.188482	11.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.238829	50.820275	26.30%	0
2019	32.019027	40.238829	25.67%	0
2018	32.498694	32.019027	-1.48%	0
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.391273	6.258978	16.09%	0
2019	4.946998	5.391273	8.98%	0
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.541728	6.449041	16.37%	0
2019	5.070375	5.541728	9.30%	0
2018	7.236963	5.070375	-29.94%	0
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.721280	10.312280	-3.81%	0
2019*	10.000000	10.721280	7.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.930339	49.223568	54.16%	0
2019	26.181419	31.930339	21.96%	0
2018	26.455146	26.181419	-1.03%	0
2017	21.513078	26.455146	22.97%	0
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.399526	12.696678	2.40%	0
2019	11.018585	12.399526	12.53%	0
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.316921	30.336419	0.06%	0
2019	25.116156	30.316921	20.71%	0
2018	27.321003	25.116156	-8.07%	0
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.672196	8.655618	-0.19%	0
2019	7.604178	8.672196	14.05%	0
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.499332	37.736078	0.63%	0
2019	32.027488	37.499332	17.08%	0
2018	38.726386	32.027488	-17.30%	0
2017	35.140028	38.726386	10.21%	0
2016	28.834421	35.140028	21.87%	0
2015	31.311360	28.834421	-7.91%	0
2014	29.431927	31.311360	6.39%	0
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.174796	13.024655	6.98%	0
2019	11.448571	12.174796	6.34%	0
2018	12.065735	11.448571	-5.12%	0
2017	11.917699	12.065735	1.24%	0
2016	11.690790	11.917699	1.94%	0
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	19,134
2012	12.985892	13.616534	4.86%	15,486
2011	11.899828	12.985892	9.13%	13,732

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.810700	31.354447	8.83%	0
2019	23.841928	28.810700	20.84%	0
2018	26.311827	23.841928	-9.39%	0
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.698866	28.335431	-1.27%	0
2019	22.783670	28.698866	25.96%	0
2018	26.810530	22.783670	-15.02%	0
2017	24.629401	26.810530	8.86%	0
2016	20.551514	24.629401	19.84%	0
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	259
2012	13.086343	14.851686	13.49%	447
2011	13.514572	13.086343	-3.17%	532
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.400682	29.932697	-1.54%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.216622	11.721090	4.50%	0
2019	10.000270	11.216622	12.16%	0
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.132856	10.740057	5.99%	0
2019	9.507080	10.132856	6.58%	0
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.068469	14.228302	1.14%	0
2019	11.303041	14.068469	24.47%	0
2018	12.503995	11.303041	-9.60%	0
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.300594	19.214010	17.87%	0
2019	14.175846	16.300594	14.99%	0
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.533280	13.198932	5.31%	0
2019	10.708681	12.533280	17.04%	0
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	42.141513	45.528744	8.04%	0
2019	35.311824	42.141513	19.34%	0
2018	39.733014	35.311824	-11.13%	0
2017	36.196786	39.733014	9.77%	0
2016	29.480674	36.196786	22.78%	0
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	84
2013	21.913938	30.112007	37.41%	4,936
2012	19.390134	21.913938	13.02%	6,258
2011	19.744723	19.390134	-1.80%	7,525
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.730481	38.772301	14.95%	0
2019	26.399642	33.730481	27.77%	0
2018	28.418282	26.399642	-7.10%	0
2017	24.007451	28.418282	18.37%	0
2016	22.059658	24.007451	8.83%	0
2015	22.396047	22.059658	-1.50%	0
2014	20.277739	22.396047	10.45%	0
2013	15.766615	20.277739	28.61%	55
2012	13.983105	15.766615	12.75%	99
2011	14.090582	13.983105	-0.76%	436

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	30.109902	36.276851	20.48%	0
2019	22.708748	30.109902	32.59%	0
2018	25.036797	22.708748	-9.30%	0
2017	20.185390	25.036797	24.03%	0
2016	19.203803	20.185390	5.11%	0
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	89
2011	14.248269	15.130188	6.19%	145
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.191878	25.912952	16.77%	0
2019	18.705810	22.191878	18.64%	0
2018	23.737238	18.705810	-21.20%	0
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.809571	11.221272	3.81%	0
2019	9.500005	10.809571	13.78%	0
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.169896	15.446153	-4.48%	0
2019	12.965100	16.169896	24.72%	0
2018	15.988075	12.965100	-18.91%	0
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.409213	10.367809	-0.40%	0
2019	9.955020	10.409213	4.56%	0
2018	10.204689	9.955020	-2.45%	0
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.560244	10.384936	-1.66%	0
2019	9.018324	10.560244	17.10%	0
2018*	10.000000	9.018324	-9.82%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.850876	13.535263	5.33%	0
2019	12.054769	12.850876	6.60%	0
2018	12.443992	12.054769	-3.13%	0
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	319
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.327527	13.198925	27.80%	0
2019	8.186190	10.327527	26.16%	0
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.201598	17.757501	9.60%	0
2019	14.333884	16.201598	13.03%	0
2018	15.334312	14.333884	-6.52%	0
2017	13.920793	15.334312	10.15%	0
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.700062	19.828655	12.03%	13,719
2019	15.120218	17.700062	17.06%	13,719
2018	16.488372	15.120218	-8.30%	13,719
2017	14.522513	16.488372	13.54%	13,719
2016	14.055425	14.522513	3.32%	13,719
2015	14.460079	14.055425	-2.80%	13,719
2014	14.157491	14.460079	2.14%	13,719
2013	12.537828	14.157491	12.92%	21,801
2012	11.355946	12.537828	10.41%	21,801
2011	11.774845	11.355946	-3.56%	21,801

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.525289	22.239848	13.90%	0
2019	16.110487	19.525289	21.20%	0
2018	17.945950	16.110487	-10.23%	0
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	3,173
2012	11.064163	12.443752	12.47%	36,047
2011	11.659781	11.064163	-5.11%	41,030
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.286638	15.845394	19.26%	0
2019	10.962656	13.286638	21.20%	0
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.460211	48.911758	27.17%	0
2019	30.002377	38.460211	28.19%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.864986	7.776039	-34.46%	0
2019	11.063544	11.864986	7.24%	0
2018	15.062027	11.063544	-26.55%	0
2017	15.863755	15.062027	-5.05%	0
2016	12.167618	15.863755	30.38%	0
2015	15.723578	12.167618	-22.62%	0
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.301443	28.376867	3.94%	0
2019	21.995894	27.301443	24.12%	0
2018	24.631280	21.995894	-10.70%	0
2017	22.389871	24.631280	10.01%	0
2016	19.477762	22.389871	14.95%	0
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	225
2011	14.021290	13.782098	-1.71%	421

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.298193	15.022454	5.07%	0
2019	11.290991	14.298193	26.63%	0
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.462677	53.916564	40.18%	0
2019	29.399278	38.462677	30.83%	0
2018	30.241666	29.399278	-2.79%	0
2017	22.969678	30.241666	31.66%	0
2016	23.392298	22.969678	-1.81%	0
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	277
2012	13.933293	15.564680	11.71%	336
2011	14.272534	13.933293	-2.38%	379
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.181674	14.051471	6.60%	0
2019	12.338507	13.181674	6.83%	0
2018	12.737353	12.338507	-3.13%	0
2017	12.542341	12.737353	1.55%	0
2016	12.292872	12.542341	2.03%	0
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	2,190
2013	12.873058	12.310580	-4.37%	40,933
2012	12.484039	12.873058	3.12%	43,613
2011	11.943367	12.484039	4.53%	47,633
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	41.258352	47.487423	15.10%	0
2019	34.302495	41.258352	20.28%	0
2018	41.222798	34.302495	-16.79%	0
2017	35.019712	41.222798	17.71%	0
2016	32.039923	35.019712	9.30%	0
2015	33.354349	32.039923	-3.94%	0
2014	32.214059	33.354349	3.54%	0
2013	24.279764	32.214059	32.68%	127
2012	21.704664	24.279764	11.86%	246
2011	24.931965	21.704664	-12.94%	378

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.315402	27.384753	12.62%	0
2019	19.529649	24.315402	24.51%	0
2018	23.548243	19.529649	-17.07%	0
2017	18.550242	23.548243	26.94%	0
2016	20.051855	18.550242	-7.49%	0
2015	19.879191	20.051855	0.87%	0
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.982193	11.816063	-8.98%	0
2019	10.813069	12.982193	20.06%	0
2018	11.839076	10.813069	-8.67%	0
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	34.777879	36.684154	5.48%	0
2019	26.558462	34.777879	30.95%	0
2018	32.970952	26.558462	-19.45%	0
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.476356	14.705063	9.12%	0
2019	11.514029	13.476356	17.04%	0
2018	13.052139	11.514029	-11.78%	0
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.037877	15.769585	-1.67%	0
2019	14.151254	16.037877	13.33%	0
2018	15.145641	14.151254	-6.57%	0
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	177
2011	11.193004	11.191147	-0.02%	177
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.401496	37.825454	13.24%	0
2019	26.468105	33.401496	26.20%	0
2018	28.558156	26.468105	-7.32%	0
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	38.190962	39.228568	2.72%	0
2019	30.954126	38.190962	23.38%	0
2018	36.389366	30.954126	-14.94%	0
2017	33.675477	36.389366	8.06%	0
2016	26.487400	33.675477	27.14%	0
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	325
2013	22.417039	29.823297	33.04%	5,961
2012	19.391936	22.417039	15.60%	8,925
2011	20.633627	19.391936	-6.02%	11,940
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.653577	13.335133	14.43%	0
2019	9.419335	11.653577	23.72%	0
2018	11.457143	9.419335	-17.79%	0
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.455086	18.777815	-3.48%	0
2019	17.704990	19.455086	9.88%	0
2018	21.445289	17.704990	-17.44%	0
2017	18.818404	21.445289	13.96%	0
2016	17.979933	18.818404	4.66%	0
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.927458	8.257214	-7.51%	0
2019	8.961914	8.927458	-0.38%	0
2018	9.004325	8.961914	-0.47%	0
2017	9.046217	9.004325	-0.46%	0
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.074929	12.276211	1.67%	0
2019	11.046882	12.074929	9.31%	0
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.923804	10.341751	4.21%	0
2019	9.338745	9.923804	6.26%	0
2018*	10.000000	9.338745	-6.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.351195	9.806084	4.86%	0
2019	9.119071	9.351195	2.55%	0
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.821738	30.258573	38.66%	0
2019	16.380076	21.821738	33.22%	0
2018	17.455718	16.380076	-6.16%	0
2017	14.071318	17.455718	24.05%	0
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	9,828
2012*	10.000000	9.576155	-4.24%	10,425
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.558002	45.58%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.418609	47.771761	24.35%	0
2019	29.929077	38.418609	28.37%	0
2018	35.394351	29.929077	-15.44%	0
2017	26.586891	35.394351	33.13%	0
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.162310	10.220365	0.57%	0
2019	9.408893	10.162310	8.01%	0
2018	10.094844	9.408893	-6.80%	0
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.518256	33.881867	11.02%	0
2019	23.723332	30.518256	28.64%	0
2018	26.438474	23.723332	-10.27%	0
2017	23.211359	26.438474	13.90%	0
2016	21.355502	23.211359	8.69%	0
2015	21.210464	21.355502	0.68%	0
2014	19.674607	21.210464	7.81%	1,038
2013	15.328684	19.674607	28.35%	34,198
2012	13.462369	15.328684	13.86%	41,809
2011	13.829177	13.462369	-2.65%	51,906

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.378632	16.359713	6.38%	0
2019	12.595195	15.378632	22.10%	0
2018	14.592861	12.595195	-13.69%	0
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.545062	47.366767	16.82%	0
2019	32.918036	40.545062	23.17%	0
2018	37.686781	32.918036	-12.65%	0
2017	33.878386	37.686781	11.24%	0
2016	29.481288	33.878386	14.91%	0
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.397422	12.289554	18.20%	0
2019	8.321559	10.397422	24.95%	0
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.087859	17.890025	11.20%	0
2019	13.528680	16.087859	18.92%	0
2018	14.653160	13.528680	-7.67%	0
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.912836	13.369449	3.54%	0
2019	11.892449	12.912836	8.58%	0
2018	12.443400	11.892449	-4.43%	0
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.749392	30.191070	45.50%	0
2019	15.404156	20.749392	34.70%	0
2018	15.786241	15.404156	-2.42%	0
2017	12.738700	15.786241	23.92%	0
2016	12.292652	12.738700	3.63%	0
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.661736	31.914878	11.35%	0
2019	24.004724	28.661736	19.40%	0
2018	24.480086	24.004724	-1.94%	0
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.068550	10.839898	7.66%	0
2019	9.435447	10.068550	6.71%	0
2018	9.789729	9.435447	-3.62%	0
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.976416	66.495199	35.77%	0
2019	36.648948	48.976416	33.64%	0
2018	36.901789	36.648948	-0.69%	0
2017	29.067699	36.901789	26.95%	0
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	297
2012	16.314966	19.731658	20.94%	369
2011	17.953094	16.314966	-9.12%	489
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.273490	46.031586	47.19%	0
2019	22.114284	31.273490	41.42%	0
2018	22.445539	22.114284	-1.48%	0
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.265797	32.023897	13.30%	0
2019	22.844815	28.265797	23.73%	0
2018	27.571396	22.844815	-17.14%	0
2017	21.583837	27.571396	27.74%	0
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.595678	9.250611	-3.60%	0
2019	8.317626	9.595678	15.37%	0
2018	10.460146	8.317626	-20.48%	0
2017	8.379328	10.460146	24.83%	0
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.276675	10.780498	4.90%	0
2019	9.707572	10.276675	5.86%	0
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.976080	29.820909	42.17%	0
2019	15.204890	20.976080	37.96%	0
2018	15.845110	15.204890	-4.04%	0
2017	12.843296	15.845110	23.37%	0
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	34.179539	34.450990	0.79%	0
2019	27.027307	34.179539	26.46%	0
2018	30.879819	27.027307	-12.48%	0
2017	26.945906	30.879819	14.60%	0
2016	24.251604	26.945906	11.11%	0
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	907
2013	17.593622	23.295945	32.41%	29,082
2012	15.548515	17.593622	13.15%	36,712
2011	15.996542	15.548515	-2.80%	46,202
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.780618	12.159085	12.79%	0
2019*	10.000000	10.780618	7.81%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.117063	23.613816	17.38%	0
2019	16.395216	20.117063	22.70%	0
2018	18.600999	16.395216	-11.86%	0
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	85
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.718867	19.950212	19.33%	0
2019	12.265763	16.718867	36.31%	0
2018	12.490747	12.265763	-1.80%	0
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.227981	32.28%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.538304	35.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.714795	13.353219	5.02%	0
2019	11.771692	12.714795	8.01%	0
2018	12.167360	11.771692	-3.25%	0
2017	11.765779	12.167360	3.41%	0
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.647634	23.339065	3.05%	0
2019	20.314159	22.647634	11.49%	0
2018	22.382627	20.314159	-9.24%	0
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.316976	10.892286	-3.75%	0
2019	9.063522	11.316976	24.86%	0
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.907401	22.187877	11.46%	0
2019	16.440530	19.907401	21.09%	0
2018	18.141363	16.440530	-9.38%	0
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.067920	17.765961	47.22%	0
2019	9.303282	12.067920	29.72%	0
2018	11.434722	9.303282	-18.64%	0
2017	9.327199	11.434722	22.60%	0
2016	9.793117	9.327199	-4.76%	0
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	1,832
2013	8.863522	10.479595	18.23%	29,939
2012	7.857747	8.863522	12.80%	42,781
2011	8.903358	7.857747	-11.74%	52,275
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.380202	19.007991	9.37%	12,587
2019	14.735895	17.380202	17.94%	12,790
2018	15.883432	14.735895	-7.22%	13,310
2017	14.046172	15.883432	13.08%	13,889
2016	13.195661	14.046172	6.45%	14,202
2015	13.381539	13.195661	-1.39%	14,460
2014	13.052206	13.381539	2.52%	30,942
2013	10.841715	13.052206	20.39%	32,778
2012	9.595173	10.841715	12.99%	60,961
2011	9.735136	9.595173	-1.44%	74,736
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.866367	11.587888	6.64%	4,749
2019	10.210601	10.866367	6.42%	4,910
2018	10.571158	10.210601	-3.41%	5,317
2017	10.488004	10.571158	0.79%	5,308
2016	10.462399	10.488004	0.24%	5,011
2015	10.739006	10.462399	-2.58%	5,196
2014	10.475888	10.739006	2.51%	24,679
2013	11.011421	10.475888	-4.86%	25,450
2012	10.743477	11.011421	2.49%	48,149
2011	10.405675	10.743477	3.25%	57,008
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.447064	27.211537	26.88%	0
2019	16.295634	21.447064	31.61%	0
2018	18.426401	16.295634	-11.56%	0
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	230

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.072594	34.133465	47.94%	0
2019	18.135295	23.072594	27.22%	0
2018	18.697003	18.135295	-3.00%	0
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	88
2012	8.839576	10.133417	14.64%	151
2011	9.497129	8.839576	-6.92%	149
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.560439	20.494588	10.42%	2,936
2019	15.124940	18.560439	22.71%	3,205
2018	15.837083	15.124940	-4.50%	3,353
2017	13.300570	15.837083	19.07%	3,816
2016	12.260371	13.300570	8.48%	4,365
2015	12.420477	12.260371	-1.29%	4,647
2014	11.539200	12.420477	7.64%	23,433
2013	8.886886	11.539200	29.85%	36,577
2012	7.774651	8.886886	14.31%	74,004
2011	8.143431	7.774651	-4.53%	92,323
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.649679	14.886204	1.61%	0
2019	13.742205	14.649679	6.60%	0
2018	14.412752	13.742205	-4.65%	0
2017	13.879812	14.412752	3.84%	0
2016	13.081721	13.879812	6.10%	0
2015	13.795289	13.081721	-5.17%	0
2014	13.599128	13.795289	1.44%	0
2013	14.084791	13.599128	-3.45%	16,945
2012	12.850405	14.084791	9.61%	14,598
2011	12.467171	12.850405	3.07%	13,373
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.707378	33.000173	7.47%	0
2019	24.372744	30.707378	25.99%	0
2018	25.032136	24.372744	-2.63%	0
2017	21.316996	25.032136	17.43%	0
2016	19.637371	21.316996	8.55%	0
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	1,105
2013	14.325722	18.296521	27.72%	21,455
2012	12.886807	14.325722	11.17%	29,450
2011	13.146590	12.886807	-1.98%	37,378

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.384873	30.663990	0.92%	0
2019	24.499618	30.384873	24.02%	0
2018	27.115516	24.499618	-9.65%	0
2017	23.592858	27.115516	14.93%	0
2016	20.547997	23.592858	14.82%	0
2015	22.509221	20.547997	-8.71%	0
2014	21.161959	22.509221	6.37%	282
2013	16.016942	21.161959	32.12%	5,135
2012	13.880964	16.016942	15.39%	7,938
2011	14.586241	13.880964	-4.84%	9,699
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.771172	12.048156	11.86%	0
2019	9.596187	10.771172	12.24%	0
2018	10.738109	9.596187	-10.63%	0
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.982983	16.468462	9.91%	0
2019	12.377757	14.982983	21.05%	0
2018	14.203692	12.377757	-12.86%	0
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.446054	14.401104	7.10%	0
2019	11.852028	13.446054	13.45%	0
2018	12.945915	11.852028	-8.45%	0
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	2,917
2013	10.363223	11.603013	11.96%	2,919
2012	9.556212	10.363223	8.44%	3,251
2011	9.919113	9.556212	-3.66%	3,257

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.480587	15.761785	8.85%	0
2019	12.332808	14.480587	17.42%	0
2018	13.753632	12.332808	-10.33%	621
2017	12.161407	13.753632	13.09%	1,234
2016	11.603666	12.161407	4.81%	1,236
2015	12.042961	11.603666	-3.65%	1,239
2014	11.779452	12.042961	2.24%	1,794
2013	9.949099	11.779452	18.40%	30,093
2012	8.965881	9.949099	10.97%	30,986
2011	9.509062	8.965881	-5.71%	31,992
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.776290	12.372734	5.06%	0
2019	10.896905	11.776290	8.07%	0
2018	11.459157	10.896905	-4.91%	0
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.697787	11.998816	2.57%	0
2019	10.521724	11.697787	11.18%	0
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.169477	12.758081	4.84%	0
2019	10.797809	12.169477	12.70%	0
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.008921	15.142056	8.09%	0
2019	12.142776	14.008921	15.37%	0
2018	13.385268	12.142776	-9.28%	0
2017	12.026417	13.385268	11.30%	0
2016	11.537488	12.026417	4.24%	0
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	4,147
2012	9.265691	10.166637	9.72%	7,211
2011	9.714820	9.265691	-4.62%	7,220
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.718608	16.134864	9.62%	0
2019	12.331373	14.718608	19.36%	0
2018	13.956212	12.331373	-11.64%	0
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	18,214
2012	8.639404	9.666390	11.89%	80,981
2011	9.280464	8.639404	-6.91%	86,880
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.974226	13.816601	6.49%	0
2019	11.623997	12.974226	11.62%	0
2018	12.500791	11.623997	-7.01%	0
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	2,469
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.048993	14.429468	2.71%	0
2019	12.790035	14.048993	9.84%	0
2018	15.537464	12.790035	-17.68%	0
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	1,360
2013	13.301835	15.599475	17.27%	22,250
2012	11.393575	13.301835	16.75%	32,276
2011	13.323024	11.393575	-14.48%	38,782
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.724475	17.24%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.938620	12.447599	4.26%	0
2019	11.247644	11.938620	6.14%	0
2018	11.599636	11.247644	-3.03%	0
2017	11.401469	11.599636	1.74%	0
2016	11.118568	11.401469	2.54%	0
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	1,529
2013	11.758689	11.237923	-4.43%	29,342
2012	11.203987	11.758689	4.95%	28,563
2011	10.799155	11.203987	3.75%	31,358
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.733704	13.558599	6.48%	0
2019	11.898602	12.733704	7.02%	0
2018	12.366291	11.898602	-3.78%	0
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.431857	10.567927	1.30%	0
2019	10.022795	10.431857	4.08%	0
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.281629	34.516642	10.34%	0
2019	26.115320	31.281629	19.78%	0
2018	32.482649	26.115320	-19.60%	0
2017	23.552658	32.482649	37.92%	0
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.357854	22.110491	3.52%	0
2019	19.061890	21.357854	12.04%	0
2018	20.126810	19.061890	-5.29%	0
2017	19.305322	20.126810	4.26%	0
2016	17.317083	19.305322	11.48%	0
2015	18.208675	17.317083	-4.90%	0
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.308916	11.714924	3.59%	0
2019	10.897726	11.308916	3.77%	0
2018	11.166794	10.897726	-2.41%	0
2017	11.201314	11.166794	-0.31%	0
2016	11.385682	11.201314	-1.62%	0
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	1,621
2013	12.200936	11.431002	-6.31%	29,860
2012	12.124667	12.200936	0.63%	32,579
2011	11.575769	12.124667	4.74%	36,096
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.067617	7.897209	-2.11%	0
2019	8.117162	8.067617	-0.61%	0
2018	8.199563	8.117162	-1.00%	0
2017	8.361104	8.199563	-1.93%	0
2016	8.561118	8.361104	-2.34%	0
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	7,656
2012	9.416070	9.194196	-2.36%	6,586
2011	9.642034	9.416070	-2.34%	8,594
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.264989	9.742546	5.15%	0
2019	7.978865	9.264989	16.12%	0
2018	9.591887	7.978865	-16.82%	0
2017	7.729274	9.591887	24.10%	0
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.227143	10.698560	4.61%	0
2019	8.641135	10.227143	18.35%	0
2018	10.306286	8.641135	-16.16%	0
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	17,210
2012	7.179187	8.286807	15.43%	18,185
2011	8.435671	7.179187	-14.89%	17,490

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	28.161401	31.024140	10.17%	6,933
2019	23.307644	28.161401	20.82%	7,388
2018	26.191071	23.307644	-11.01%	7,853
2017	22.645880	26.191071	15.65%	8,313
2016	21.183667	22.645880	6.90%	8,806
2015	21.912223	21.183667	-3.32%	9,368
2014	21.373992	21.912223	2.52%	9,914
2013	17.201230	21.373992	24.26%	11,291
2012	15.198982	17.201230	13.17%	13,814
2011	16.200999	15.198982	-6.18%	7,789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.805038	17.953746	6.84%	0
2019	14.920436	16.805038	12.63%	9,198
2018	16.060412	14.920436	-7.10%	9,198
2017	14.798571	16.060412	8.53%	9,198
2016	14.255240	14.798571	3.81%	9,198
2015	14.623721	14.255240	-2.52%	9,198
2014	14.319083	14.623721	2.13%	9,198
2013	12.928140	14.319083	10.76%	9,198
2012	12.103914	12.928140	6.81%	14,002
2011	12.285861	12.103914	-1.48%	15,029
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.471973	22.313666	9.00%	0
2019	17.479148	20.471973	17.12%	0
2018	19.140777	17.479148	-8.68%	0
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	2,546
2011	13.141486	12.713199	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.411503	13.975809	4.21%	0
2019	12.538917	13.411503	6.96%	0
2018	13.078211	12.538917	-4.12%	0
2017	12.671945	13.078211	3.21%	0
2016	12.445410	12.671945	1.82%	0
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	6,330
2012	11.918288	12.239845	2.70%	8,443
2011	11.856895	11.918288	0.52%	2,262

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.694837	11.940804	2.10%	0
2019	10.598617	11.694837	10.34%	0
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.245733	12.714670	3.83%	0
2019	10.881202	12.245733	12.54%	0
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.801361	22.413848	7.75%	1,555
2019	18.091533	20.801361	14.98%	1,700
2018	19.645284	18.091533	-7.91%	1,856
2017	17.813859	19.645284	10.28%	2,026
2016	17.025222	17.813859	4.63%	2,191
2015	17.493517	17.025222	-2.68%	2,371
2014	17.032048	17.493517	2.71%	3,120
2013	14.955172	17.032048	13.89%	20,697
2012	13.821533	14.955172	8.20%	50,575
2011	14.159159	13.821533	-2.38%	94,839
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.162711	27.600785	9.69%	1,069
2019	21.151259	25.162711	18.97%	1,134
2018	23.477283	21.151259	-9.91%	1,190
2017	20.604046	23.477283	13.95%	1,250
2016	19.448911	20.604046	5.94%	1,309
2015	20.063431	19.448911	-3.06%	1,372
2014	19.575898	20.063431	2.49%	1,931
2013	16.381137	19.575898	19.50%	27,623
2012	14.747040	16.381137	11.08%	43,875
2011	15.429355	14.747040	-4.42%	45,172

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.981728	18.000942	6.00%	0
2019	15.324182	16.981728	10.82%	0
2018	16.303499	15.324182	-6.01%	0
2017	15.286607	16.303499	6.65%	0
2016	14.808900	15.286607	3.23%	0
2015	15.169941	14.808900	-2.38%	0
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	12,520
2011	13.073475	13.030269	-0.33%	24,511
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.398994	10.878134	4.61%	0
2019*	10.000000	10.398994	3.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.697677	12.092676	13.04%	0
2019*	10.000000	10.697677	6.98%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.573674	26.100664	26.86%	0
2019	16.179482	20.573674	27.16%	0
2018	17.145614	16.179482	-5.63%	0
2017	13.517844	17.145614	26.84%	0
2016	13.572150	13.517844	-0.40%	0
2015	13.476994	13.572150	0.71%	0
2014	12.529739	13.476994	7.56%	587
2013	9.545970	12.529739	31.26%	11,590
2012	8.417595	9.545970	13.40%	16,291
2011	8.907693	8.417595	-5.50%	23,812
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.409638	12.977403	4.58%	0
2019	10.681892	12.409638	16.17%	0
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.279535	14.917449	4.47%	0
2019	11.987874	14.279535	19.12%	0
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.903657	40.398650	15.74%	0
2019	26.026872	34.903657	34.11%	0
2018	27.074002	26.026872	-3.87%	0
2017	21.817690	27.074002	24.09%	0
2016	21.622445	21.817690	0.90%	0
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	5,560
2012	12.948434	14.972672	15.63%	6,278
2011	13.598696	12.948434	-4.78%	8,575
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.926896	26.660372	-0.99%	0
2019	21.766817	26.926896	23.71%	0
2018	24.625927	21.766817	-11.61%	0
2017	23.254589	24.625927	5.90%	0
2016	19.808764	23.254589	17.40%	0
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	240
2011	13.650464	13.395155	-1.87%	363
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.765620	17.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.170974	45.476184	10.46%	0
2019	33.554482	41.170974	22.70%	0
2018	38.781896	33.554482	-13.48%	0
2017	34.300051	38.781896	13.07%	0
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	11,200
2012	19.266223	22.099580	14.71%	12,692
2011	20.244067	19.266223	-4.83%	14,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.163568	19.464247	-3.47%	0
2019	16.672916	20.163568	20.94%	0
2018	19.663404	16.672916	-15.21%	0
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	741
2013	10.727602	14.213101	32.49%	12,500
2012	9.442862	10.727602	13.61%	20,184
2011	9.899476	9.442862	-4.61%	27,476

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.394205	41.705322	37.21%	0
2019	22.991739	30.394205	32.20%	0
2018	25.656470	22.991739	-10.39%	0
2017	21.077157	25.656470	21.73%	0
2016	19.973474	21.077157	5.53%	0
2015	20.346447	19.973474	-1.83%	0
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	0
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	101
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	34.216781	35.067044	2.48%	0
2019	29.522174	34.216781	15.90%	0
2018	36.484414	29.522174	-19.08%	0
2017	34.352879	36.484414	6.20%	0
2016	28.004102	34.352879	22.67%	0
2015	30.602906	28.004102	-8.49%	0
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	0
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.611717	42.549362	19.48%	0
2019	29.092592	35.611717	22.41%	0
2018	34.184148	29.092592	-14.89%	0
2017	30.922797	34.184148	10.55%	0
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	21
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.531385	20.520884	10.74%	0
2019	14.816009	18.531385	25.08%	0
2018	15.974610	14.816009	-7.25%	0
2017	13.111419	15.974610	21.84%	0
2016	11.824575	13.111419	10.88%	0
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	80
2011	8.537717	7.365606	-13.73%	80

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.282180	21.340392	10.67%	0
2019	15.665782	19.282180	23.08%	0
2018	17.046499	15.665782	-8.10%	0
2017	14.747317	17.046499	15.59%	0
2016	13.714795	14.747317	7.53%	0
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	1,505
2013	9.659900	13.069683	35.30%	29,213
2012	8.881865	9.659900	8.76%	42,430
2011	9.402248	8.881865	-5.53%	53,038
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.738983	14.493268	-7.91%	0
2019	12.355896	15.738983	27.38%	0
2018	13.190145	12.355896	-6.32%	0
2017	12.724885	13.190145	3.66%	0
2016	12.157584	12.724885	4.67%	0
2015	13.197217	12.157584	-7.88%	0
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.321094	22.235123	15.08%	0
2019	15.122307	19.321094	27.77%	0
2018	16.281843	15.122307	-7.12%	0
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.493995	9.533434	0.42%	0
2019	9.340687	9.493995	1.64%	0
2018	9.488896	9.340687	-1.56%	0
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	389
2012	10.127604	10.237444	1.08%	367
2011	10.237763	10.127604	-1.08%	601

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.453018	19.170239	16.52%	0
2019	13.483441	16.453018	22.02%	0
2018	15.576868	13.483441	-13.44%	0
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.552335	32.211557	56.73%	0
2019	15.380878	20.552335	33.62%	0
2018	16.947762	15.380878	-9.25%	0
2017	13.608807	16.947762	24.54%	0
2016	13.139704	13.608807	3.57%	0
2015	13.502645	13.139704	-2.69%	0
2014	13.331728	13.502645	1.28%	799
2013	9.849779	13.331728	35.35%	14,356
2012	8.798826	9.849779	11.94%	21,710
2011	9.429899	8.798826	-6.69%	28,535
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	38.779045	52.905589	36.43%	0
2019	29.975746	38.779045	29.37%	0
2018	32.856292	29.975746	-8.77%	0
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.956423	9.048365	1.03%	0
2019	8.845819	8.956423	1.25%	0
2018	8.968322	8.845819	-1.37%	0
2017	9.102431	8.968322	-1.47%	0
2016	9.208617	9.102431	-1.15%	0
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	979
2013	9.751447	9.581015	-1.75%	40,629
2012	9.547057	9.751447	2.14%	38,761
2011	9.748031	9.547057	-2.06%	39,395

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.273771	35.345532	16.75%	0
2019	24.627397	30.273771	22.93%	0
2018	26.755589	24.627397	-7.95%	0
2017	23.133984	26.755589	15.65%	0
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	6
2011	14.933971	14.134441	-5.35%	16
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.031870	11.624538	5.37%	0
2019	10.110049	11.031870	9.12%	0
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.582179	11.013407	4.08%	0
2019	9.451895	10.582179	11.96%	0
2018	10.171437	9.451895	-7.07%	0
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.794502	11.664712	8.06%	0
2019	10.339068	10.794502	4.40%	0
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.364531	10.413426	0.47%	0
2019	10.213216	10.364531	1.48%	0
2018	10.435629	10.213216	-2.13%	0
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	791
2013	11.374504	11.081407	-2.58%	12,966
2012	11.015568	11.374504	3.26%	14,885
2011	11.167393	11.015568	-1.36%	16,021
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.964201	9.938293	-0.26%	0
2019	9.936092	9.964201	0.28%	0
2018	10.033358	9.936092	-0.97%	0
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.646334	11.283064	5.98%	0
2019	10.071888	10.646334	5.70%	0
2018	10.381539	10.071888	-2.98%	0
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.559732	23.784887	35.45%	0
2019	13.150428	17.559732	33.53%	0
2018	13.155640	13.150428	-0.04%	0
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	18.071313	19.781041	9.46%	0
2019	14.786820	18.071313	22.21%	0
2018	18.723736	14.786820	-21.03%	0
2017	15.146787	18.723736	23.62%	0
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.408196	34.08%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.725594	13.147545	3.32%	0
2019	9.993321	12.725594	27.34%	0
2018	11.184674	9.993321	-10.65%	0
2017*	10.000000	11.184674	11.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.040249	50.543610	26.23%	0
2019	31.877336	40.040249	25.61%	0
2018	32.371555	31.877336	-1.53%	0
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.370121	6.231231	16.04%	0
2019	4.930111	5.370121	8.92%	0
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.520010	6.420486	16.31%	0
2019	5.053084	5.520010	9.24%	0
2018	7.216004	5.053084	-29.97%	0
2017	7.516795	7.216004	-4.00%	0
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.717610	10.303474	-3.86%	0
2019*	10.000000	10.717610	7.18%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.683932	48.818757	54.08%	0
2019	25.992683	31.683932	21.90%	0
2018	26.277973	25.992683	-1.09%	0
2017	21.379900	26.277973	22.91%	0
2016	20.318927	21.379900	5.22%	0
2015	21.425621	20.318927	-5.17%	0
2014	22.361276	21.425621	-4.18%	0
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.350949	12.640456	2.34%	0
2019	10.981045	12.350949	12.48%	0
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	30.056084	30.060017	0.01%	0
2019	24.912805	30.056084	20.65%	0
2018	27.113769	24.912805	-8.12%	0
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.664797	8.643792	-0.24%	0
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	37.176569	37.392117	0.58%	0
2019	31.768082	37.176569	17.02%	0
2018	38.432531	31.768082	-17.34%	0
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	84
2011	21.128751	18.844391	-10.81%	96
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.069273	12.905169	6.93%	0
2019	11.355144	12.069273	6.29%	0
2018	11.973439	11.355144	-5.16%	0
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	1,689
2012	12.926202	13.546978	4.80%	1,687
2011	11.851172	12.926202	9.07%	1,550

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.562778	31.068722	8.77%	0
2019	23.648867	28.562778	20.78%	0
2018	26.112219	23.648867	-9.43%	0
2017	22.238439	26.112219	17.42%	0
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.484072	28.108946	-1.32%	0
2019	22.624727	28.484072	25.90%	0
2018	26.637214	22.624727	-15.06%	0
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	121
2011	13.475405	13.041751	-3.22%	133
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	30.139265	29.660102	-1.59%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.189846	11.687126	4.44%	0
2019	9.981512	11.189846	12.11%	0
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.108654	10.708921	5.94%	0
2019	9.489238	10.108654	6.53%	0
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.034897	14.187084	1.08%	0
2019	11.281850	14.034897	24.40%	0
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.211786	19.099538	17.81%	0
2019	14.105839	16.211786	14.93%	0
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.496923	13.153912	5.26%	0
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.778828	45.113789	7.98%	0
2019	35.025853	41.778828	19.28%	0
2018	39.431559	35.025853	-11.17%	0
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	310
2012	19.302202	21.803361	12.96%	495
2011	19.665233	19.302202	-1.85%	872
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.440223	38.418976	14.89%	0
2019	26.185885	33.440223	27.70%	0
2018	28.202711	26.185885	-7.15%	0
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	220
2011	14.033887	13.919723	-0.81%	247

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.850882	35.946364	20.42%	0
2019	22.524927	29.850882	32.52%	0
2018	24.846941	22.524927	-9.35%	0
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	22.000820	25.676703	16.71%	0
2019	18.554264	22.000820	18.58%	0
2018	23.557070	18.554264	-21.24%	0
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.794799	11.200207	3.76%	0
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.114787	15.385609	-4.52%	0
2019	12.927526	16.114787	24.65%	0
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.373704	10.327151	-0.45%	0
2019	9.926139	10.373704	4.51%	0
2018	10.180320	9.926139	-2.50%	0
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.552824	10.372334	-1.71%	0
2019	9.016604	10.552824	17.04%	0
2018*	10.000000	9.016604	-9.83%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.740306	13.411937	5.27%	0
2019	11.957164	12.740306	6.55%	0
2018	12.349584	11.957164	-3.18%	0
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.318716	13.180917	27.74%	0
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	16.080336	17.615559	9.55%	0
2019	14.233876	16.080336	12.97%	0
2018	15.235160	14.233876	-6.57%	0
2017	13.837849	15.235160	10.10%	0
2016	13.472522	13.837849	2.71%	0
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.567621	19.670215	11.97%	0
2019	15.014759	17.567621	17.00%	0
2018	16.381811	15.014759	-8.34%	0
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.379144	22.062084	13.84%	0
2019	15.998091	19.379144	21.13%	0
2018	17.829944	15.998091	-10.27%	0
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.261727	15.807600	19.20%	0
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	38.129303	48.466117	27.11%	0
2019	29.759471	38.129303	28.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.776137	7.713837	-34.50%	0
2019	10.986323	11.776137	7.19%	0
2018	14.964617	10.986323	-26.58%	0
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	27.066449	28.118206	3.89%	0
2019	21.817738	27.066449	24.06%	0
2018	24.444362	21.817738	-10.75%	0
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	809
2012	13.719578	15.673200	14.24%	1,015
2011	13.964827	13.719578	-1.76%	1,155

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.271397	14.986636	5.01%	0
2019	11.275601	14.271397	26.57%	0
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	38.131745	53.425316	40.11%	0
2019	29.161253	38.131745	30.76%	0
2018	30.012283	29.161253	-2.84%	0
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	13.068198	13.923376	6.54%	0
2019	12.238561	13.068198	6.78%	0
2018	12.640686	12.238561	-3.18%	0
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	4,711
2012	12.427386	12.808059	3.06%	4,982
2011	11.895243	12.427386	4.47%	8,042
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.903303	47.054649	15.04%	0
2019	34.024723	40.903303	20.22%	0
2018	40.910077	34.024723	-16.83%	0
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	1,010
2012	21.606248	24.157279	11.81%	1,266
2011	24.831608	21.606248	-12.99%	1,330

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	24.106140	27.135197	12.57%	0
2019	19.371481	24.106140	24.44%	0
2018	23.369573	19.371481	-17.11%	0
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.937990	11.769784	-9.03%	0
2019	10.781768	12.937990	20.00%	0
2018	11.810897	10.781768	-8.71%	0
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	34.478591	36.349835	5.43%	0
2019	26.343390	34.478591	30.88%	0
2018	32.720802	26.343390	-19.49%	0
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.396065	14.609970	9.06%	0
2019	11.451289	13.396065	16.98%	0
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.926005	15.651569	-1.72%	0
2019	14.059739	15.926005	13.27%	0
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	33.114090	37.480791	13.19%	0
2019	26.253799	33.114090	26.13%	0
2018	28.341528	26.253799	-7.37%	0
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.862219	38.870973	2.66%	0
2019	30.703404	37.862219	23.32%	0
2018	36.113240	30.703404	-14.98%	0
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	794
2012	19.303995	22.303921	15.54%	1,219
2011	20.550577	19.303995	-6.07%	2,315
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.619804	13.289686	14.37%	0
2019	9.396839	11.619804	23.66%	0
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.287627	18.606645	-3.53%	0
2019	17.561592	19.287627	9.83%	0
2018	21.282571	17.561592	-17.48%	0
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.897029	8.224859	-7.55%	0
2019	8.935931	8.897029	-0.44%	0
2018	8.982849	8.935931	-0.52%	0
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.027592	12.221829	1.61%	0
2019	11.009209	12.027592	9.25%	0
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.915323	10.327623	4.16%	0
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.319284	9.767611	4.81%	0
2019	9.092610	9.319284	2.49%	0
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.736099	30.124400	38.59%	0
2019	16.324150	21.736099	33.15%	0
2018	17.405083	16.324150	-6.21%	0
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.553019	45.53%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	38.088068	47.336495	24.28%	0
2019	29.686771	38.088068	28.30%	0
2018	35.125895	29.686771	-15.48%	0
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.124994	10.177621	0.52%	0
2019	9.379154	10.124994	7.95%	0
2018	10.068137	9.379154	-6.84%	0
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	30.255629	33.573097	10.96%	0
2019	23.531229	30.255629	28.58%	0
2018	26.237902	23.531229	-10.32%	0
2017	23.047037	26.237902	13.85%	0
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	2,158
2012	13.401323	15.251341	13.80%	3,105
2011	13.773502	13.401323	-2.70%	6,447

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.318405	16.287300	6.33%	0
2019	12.552295	15.318405	22.04%	0
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	40.196170	46.935140	16.77%	0
2019	32.651488	40.196170	23.11%	0
2018	37.400893	32.651488	-12.70%	0
2017	33.638557	37.400893	11.18%	0
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.367290	12.247674	18.14%	0
2019	8.301684	10.367290	24.88%	0
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	16.000184	17.783415	11.15%	0
2019	13.461834	16.000184	18.86%	0
2018	14.588273	13.461834	-7.72%	0
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.862243	13.310254	3.48%	0
2019	11.851924	12.862243	8.52%	0
2018	12.407389	11.851924	-4.48%	0
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.668080	30.057384	45.43%	0
2019	15.351650	20.668080	34.63%	0
2018	15.740542	15.351650	-2.47%	0
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.415085	31.624052	11.29%	0
2019	23.810341	28.415085	19.34%	0
2018	24.294375	23.810341	-1.99%	0
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.044509	10.808480	7.61%	0
2019	9.417744	10.044509	6.66%	0
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.554879	65.889161	35.70%	0
2019	36.352114	48.554879	33.57%	0
2018	36.621773	36.352114	-0.74%	0
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	1,425
2012	16.240951	19.632078	20.88%	1,542
2011	17.880799	16.240951	-9.17%	1,817
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.150825	45.827574	47.12%	0
2019	22.038818	31.150825	41.35%	0
2018	22.380473	22.038818	-1.53%	0
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	28.022523	31.732030	13.24%	0
2019	22.659795	28.022523	23.67%	0
2018	27.362211	22.659795	-17.19%	0
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.562945	9.214336	-3.65%	0
2019	8.293494	9.562945	15.31%	0
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.257419	10.754789	4.85%	0
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.893937	29.688935	42.09%	0
2019	15.153105	20.893937	37.89%	0
2018	15.799294	15.153105	-4.09%	0
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.885417	34.137049	0.74%	0
2019	26.808459	33.885417	26.40%	0
2018	30.645586	26.808459	-12.52%	0
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	1,626
2012	15.478018	17.504873	13.10%	2,426
2011	15.932162	15.478018	-2.85%	5,232
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.776929	12.148719	12.73%	0
2019*	10.000000	10.776929	7.77%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.017807	23.485283	17.32%	0
2019	16.322682	20.017807	22.64%	0
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.678110	19.891387	19.27%	0
2019	12.242136	16.678110	36.24%	0
2018	12.473108	12.242136	-1.85%	0
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.223483	32.23%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.533694	35.34%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.606746	13.232963	4.97%	0
2019	11.677640	12.606746	7.96%	0
2018	12.076364	11.677640	-3.30%	0
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	2,156
2012	10.761813	11.468456	6.57%	1,928
2011	10.460476	10.761813	2.88%	1,801
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.451347	23.124933	3.00%	0
2019	20.148407	22.451347	11.43%	0
2018	22.211445	20.148407	-9.29%	0
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.289936	10.860690	-3.80%	0
2019	9.046497	11.289936	24.80%	0
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.814154	22.072640	11.40%	0
2019	16.371910	19.814154	21.03%	0
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.996014	17.651071	47.14%	0
2019	9.252580	11.996014	29.65%	0
2018	11.378269	9.252580	-18.68%	0
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	3,896
2012	7.843017	8.842358	12.74%	5,938
2011	8.891221	7.843017	-11.79%	10,399
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.258918	18.865664	9.31%	0
2019	14.640558	17.258918	17.88%	0
2018	15.788806	14.640558	-7.27%	0
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	23,696
2012	9.567364	10.804736	12.93%	33,727
2011	9.711892	9.567364	-1.49%	33,417
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.790584	11.501178	6.59%	0
2019	10.144582	10.790584	6.37%	0
2018	10.508215	10.144582	-3.46%	0
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	27,751
2012	10.712367	10.973899	2.44%	32,510
2011	10.380839	10.712367	3.19%	29,689
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.297450	27.007882	26.81%	0
2019	16.190246	21.297450	31.54%	0
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	64
2011	10.705912	9.476613	-11.48%	69

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.911706	33.878124	47.86%	0
2019	18.018053	22.911706	27.16%	0
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	174
2011	9.474450	8.813957	-6.97%	191
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.440339	20.351544	10.36%	0
2019	15.034759	18.440339	22.65%	0
2018	15.750785	15.034759	-4.55%	0
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	28,435
2012	7.756072	8.861095	14.25%	42,462
2011	8.128126	7.756072	-4.58%	42,221
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.523584	14.750510	1.56%	0
2019	13.630899	14.523584	6.55%	0
2018	14.303388	13.630899	-4.70%	0
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	1,104
2012	12.792147	14.013744	9.55%	1,503
2011	12.416988	12.792147	3.02%	1,440
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.443160	32.699473	7.41%	0
2019	24.175411	30.443160	25.93%	0
2018	24.842259	24.175411	-2.68%	0
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	2,296
2012	12.828388	14.253461	11.11%	3,276
2011	13.093678	12.828388	-2.03%	6,685

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	30.123226	30.384364	0.87%	0
2019	24.301097	30.123226	23.96%	0
2018	26.909658	24.301097	-9.69%	0
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	1,599
2012	13.817957	15.936048	15.33%	2,175
2011	14.527469	13.817957	-4.88%	3,293
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.746573	12.014487	11.80%	0
2019	9.579179	10.746573	12.19%	0
2018	10.724595	9.579179	-10.68%	0
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.893723	16.361966	9.86%	0
2019	12.310321	14.893723	20.99%	0
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.365953	14.307982	7.05%	0
2019	11.787457	13.365953	13.39%	0
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	2,907
2012	9.538266	10.338451	8.39%	20,538
2011	9.905556	9.538266	-3.71%	56,149

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.394292	15.659831	8.79%	0
2019	12.265597	14.394292	17.36%	0
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	23,814
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.706162	12.292759	5.01%	0
2019	10.837557	11.706162	8.01%	0
2018	11.402618	10.837557	-4.96%	0
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.657895	11.951769	2.52%	0
2019	10.491214	11.657895	11.12%	0
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.127973	12.708062	4.78%	0
2019	10.766495	12.127973	12.65%	0
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.925433	15.044115	8.03%	0
2019	12.076584	13.925433	15.31%	0
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	4,072
2011	9.701544	9.248297	-4.67%	4,297
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.630898	16.030509	9.57%	0
2019	12.264166	14.630898	19.30%	0
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	12,173
2011	9.267801	8.623202	-6.96%	12,179
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.896907	13.727233	6.44%	0
2019	11.560655	12.896907	11.56%	0
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.972401	14.343440	2.66%	0
2019	12.726826	13.972401	9.79%	0
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	2,608
2012	11.378023	13.276862	16.69%	4,102
2011	13.311660	11.378023	-14.53%	7,319
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.723227	17.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.867527	12.367140	4.21%	0
2019	11.186392	11.867527	6.09%	0
2018	11.542402	11.186392	-3.08%	0
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	2,302
2012	11.182985	11.730627	4.90%	1,942
2011	10.784411	11.182985	3.70%	4,291
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.657882	13.470965	6.42%	0
2019	11.833806	12.657882	6.96%	0
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.422937	10.553480	1.25%	0
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	31.012431	34.202073	10.29%	0
2019	25.903840	31.012431	19.72%	0
2018	32.236248	25.903840	-19.64%	0
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.174005	21.908928	3.47%	0
2019	18.907496	21.174005	11.99%	0
2018	19.974080	18.907496	-5.34%	0
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.211610	11.608178	3.54%	0
2019	10.809488	11.211610	3.72%	0
2018	11.082093	10.809488	-2.46%	0
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	3,917
2012	12.069717	12.139413	0.58%	4,308
2011	11.529190	12.069717	4.69%	6,268
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.998025	7.825080	-2.16%	0
2019	8.051268	7.998025	-0.66%	0
2018	8.137179	8.051268	-1.06%	0
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	2,661
2012	9.373181	9.147615	-2.41%	2,706
2011	9.603023	9.373181	-2.39%	5,860
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.209754	9.679499	5.10%	0
2019	7.935354	9.209754	16.06%	0
2018	9.544483	7.935354	-16.86%	0
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	1,455
2012	6.633540	7.459759	12.46%	1,616
2011	7.551551	6.633540	-12.16%	1,677
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.155805	10.618507	4.56%	0
2019	8.585258	10.155805	18.29%	0
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.918975	30.741333	10.11%	0
2019	23.118833	27.918975	20.76%	0
2018	25.992298	23.118833	-11.06%	0
2017	22.485486	25.992298	15.60%	0
2016	21.044377	22.485486	6.85%	0
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	8,742
2011	16.135766	15.130036	-6.23%	8,742
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.713508	17.846819	6.78%	0
2019	14.846773	16.713508	12.57%	0
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	1,356
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.360462	22.180775	8.94%	0
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.296039	13.848387	4.15%	0
2019	12.437327	13.296039	6.90%	0
2018	12.978937	12.437327	-4.17%	0
2017	12.582179	12.978937	3.15%	0
2016	12.363567	12.582179	1.77%	0
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.654945	11.893979	2.05%	0
2019	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.203968	12.664822	3.78%	0
2019	10.849645	12.203968	12.48%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.622321	22.209554	7.70%	0
2019	17.945015	20.622321	14.92%	0
2018	19.496243	17.945015	-7.96%	0
2017	17.687744	19.496243	10.22%	0
2016	16.913328	17.687744	4.58%	0
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	5,671
2013	14.879719	16.937451	13.83%	5,972
2012	13.758856	14.879719	8.15%	11,123
2011	14.102159	13.758856	-2.43%	11,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.946218	27.349306	9.63%	0
2019	20.980007	24.946218	18.90%	0
2018	23.299203	20.980007	-9.95%	0
2017	20.458212	23.299203	13.89%	0
2016	19.321113	20.458212	5.89%	0
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	5,000
2013	16.298507	19.467189	19.44%	5,258
2012	14.680173	16.298507	11.02%	51,584
2011	15.367236	14.680173	-4.47%	53,529

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.835606	17.836922	5.95%	0
2019	15.200104	16.835606	10.76%	0
2018	16.179824	15.200104	-6.06%	0
2017	15.178385	16.179824	6.60%	0
2016	14.711574	15.178385	3.17%	0
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	5,710
2011	13.020842	12.971176	-0.38%	27,484
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.395429	10.868834	4.55%	0
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.694015	12.082361	12.98%	0
2019*	10.000000	10.694015	6.94%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.451036	25.931814	26.80%	0
2019	16.091276	20.451036	27.09%	0
2018	17.060927	16.091276	-5.68%	0
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	1,135
2012	8.401781	9.523151	13.35%	2,018
2011	8.895504	8.401781	-5.55%	3,819
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.374977	12.934539	4.52%	0
2019	10.657513	12.374977	16.12%	0
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.239609	14.868119	4.41%	0
2019	11.960470	14.239609	19.06%	0
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.713585	40.158097	15.68%	0
2019	25.898398	34.713585	34.04%	0
2018	26.954246	25.898398	-3.92%	0
2017	21.732271	26.954246	24.03%	0
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	165
2011	13.587105	12.930791	-4.83%	166
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.780267	26.501617	-1.04%	0
2019	21.659367	26.780267	23.64%	0
2018	24.516991	21.659367	-11.66%	0
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.763796	17.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.816632	45.061683	10.40%	0
2019	33.282739	40.816632	22.64%	0
2018	38.487653	33.282739	-13.52%	0
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.043460	19.338402	-3.52%	0
2019	16.582086	20.043460	20.87%	0
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	1,947
2012	9.425153	10.701997	13.55%	3,231
2011	9.885962	9.425153	-4.66%	5,848

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	30.132603	41.325209	37.14%	0
2019	22.805522	30.132603	32.13%	0
2018	25.461797	22.805522	-10.43%	0
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.922235	34.747381	2.43%	0
2019	29.283036	33.922235	15.84%	0
2018	36.207540	29.283036	-19.12%	0
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.305283	42.161636	19.42%	0
2019	28.857030	35.305283	22.35%	0
2018	33.924849	28.857030	-14.94%	0
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.420955	20.388165	10.68%	0
2019	14.735254	18.420955	25.01%	0
2018	15.895727	14.735254	-7.30%	0
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.167316	21.202398	10.62%	0
2019	15.580429	19.167316	23.02%	0
2018	16.962349	15.580429	-8.15%	0
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	4,099
2012	8.865197	9.636828	8.70%	5,903
2011	9.389401	8.865197	-5.58%	10,402
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.645232	14.399555	-7.96%	0
2019	12.288584	15.645232	27.32%	0
2018	13.125047	12.288584	-6.37%	0
2017	12.668544	13.125047	3.60%	0
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.255262	22.148005	15.02%	0
2019	15.078496	19.255262	27.70%	0
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.437420	9.471781	0.36%	0
2019	9.289784	9.437420	1.59%	0
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	3,587
2012	10.108599	10.212988	1.03%	3,646
2011	10.223781	10.108599	-1.13%	3,210

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.396931	19.095130	16.46%	0
2019	13.444351	16.396931	21.96%	0
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.429823	32.003161	56.65%	0
2019	15.297022	20.429823	33.55%	0
2018	16.864062	15.297022	-9.29%	0
2017	13.548516	16.864062	24.47%	0
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	1,376
2012	8.782318	9.826246	11.89%	2,314
2011	9.417019	8.782318	-6.74%	4,679
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	38.442921	52.420180	36.36%	0
2019	29.731142	38.442921	29.30%	0
2018	32.604994	29.731142	-8.81%	0
2017	26.817148	32.604994	21.58%	0
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.879333	8.965891	0.97%	0
2019	8.774199	8.879333	1.20%	0
2018	8.900294	8.774199	-1.42%	0
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	1,326

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.016513	35.027230	16.69%	0
2019	24.430627	30.016513	22.86%	0
2018	26.555492	24.430627	-8.00%	0
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.988655	11.573075	5.32%	0
2019	10.075603	10.988655	9.06%	0
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.546066	10.970204	4.02%	0
2019	9.424467	10.546066	11.90%	0
2018	10.147145	9.424467	-7.12%	0
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.735668	11.595206	8.01%	0
2019	10.287980	10.735668	4.35%	0
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.308085	10.351405	0.42%	0
2019	10.162799	10.308085	1.43%	0
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	1,558
2012	11.000548	11.353169	3.21%	1,876
2011	11.157851	11.000548	-1.41%	2,994
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.945475	9.914544	-0.31%	0
2019	9.922504	9.945475	0.23%	0
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.599202	11.227346	5.93%	0
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.528651	23.730638	35.38%	0
2019	13.133878	17.528651	33.46%	0
2018	13.145851	13.133878	-0.09%	0
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.917621	19.602762	9.40%	0
2019	14.668571	17.917621	22.15%	0
2018	18.583580	14.668571	-21.07%	0
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.403633	34.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.708210	13.122839	3.26%	0
2019	9.984791	12.708210	27.28%	0
2018	11.180890	9.984791	-10.70%	0
2017*	10.000000	11.180890	11.81%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.842683	50.268491	26.17%	0
2019	31.736288	39.842683	25.54%	0
2018	32.244929	31.736288	-1.58%	0
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.349067	6.203624	15.98%	0
2019	4.913293	5.349067	8.87%	0
2018	7.034236	4.913293	-30.15%	0
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.498358	6.392032	16.25%	0
2019	5.035842	5.498358	9.18%	0
2018	7.195088	5.035842	-30.01%	0
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.713939	10.294661	-3.91%	0
2019*	10.000000	10.713939	7.14%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.439414	48.417215	54.00%	0
2019	25.805300	31.439414	21.83%	0
2018	26.101977	25.805300	-1.14%	0
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.302536	12.584468	2.29%	0
2019	10.943605	12.302536	12.42%	0
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.797269	29.785884	-0.04%	0
2019	24.710932	29.797269	20.58%	0
2018	26.907936	24.710932	-8.16%	0
2017	23.256500	26.907936	15.70%	0
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.657386	8.631985	-0.29%	0
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.856458	37.051156	0.53%	0
2019	31.510686	36.856458	16.96%	0
2018	38.140811	31.510686	-17.38%	0
2017	34.644045	38.140811	10.09%	0
2016	28.456479	34.644045	21.74%	0
2015	30.932640	28.456479	-8.01%	0
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.964572	12.786663	6.87%	0
2019	11.262408	11.964572	6.23%	0
2018	11.881780	11.262408	-5.21%	0
2017	11.748010	11.881780	1.14%	0
2016	11.536116	11.748010	1.84%	0
2015	12.125175	11.536116	-4.86%	0
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.316811	30.785400	8.72%	0
2019	23.457230	28.316811	20.72%	0
2018	25.913984	23.457230	-9.48%	0
2017	22.080894	25.913984	17.36%	0
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.270835	27.884222	-1.37%	0
2019	22.466867	28.270835	25.83%	0
2018	26.465004	22.466867	-15.11%	0
2017	24.336829	26.465004	8.74%	0
2016	20.328128	24.336829	19.72%	0
2015	21.173172	20.328128	-3.99%	0
2014	18.672675	21.173172	13.39%	0
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	193
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.880128	29.390020	-1.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.163115	11.653222	4.39%	0
2019	9.962765	11.163115	12.05%	0
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.084493	10.677855	5.88%	0
2019	9.471402	10.084493	6.47%	0
2018	9.781165	9.471402	-3.17%	0
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.001382	14.145954	1.03%	0
2019	11.260660	14.001382	24.34%	0
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.123403	18.985691	17.75%	0
2019	14.036121	16.123403	14.87%	0
2018	15.570791	14.036121	-9.86%	0
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.460687	13.109055	5.20%	0
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.419166	44.702512	7.93%	0
2019	34.742113	41.419166	19.22%	0
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	45
2012	19.214633	21.693312	12.90%	51
2011	19.586030	19.214633	-1.90%	58
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	33.152229	38.068591	14.83%	0
2019	25.973667	33.152229	27.64%	0
2018	27.988576	25.973667	-7.20%	0
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	313

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.593851	35.618599	20.36%	0
2019	22.342410	29.593851	32.46%	0
2018	24.658315	22.342410	-9.39%	0
2017	19.900550	24.658315	23.91%	0
2016	18.952177	19.900550	5.00%	0
2015	19.970149	18.952177	-5.10%	0
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	260
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.811362	25.442544	16.65%	0
2019	18.403913	21.811362	18.51%	0
2018	23.378241	18.403913	-21.28%	0
2017	19.267782	23.378241	21.33%	0
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.780044	11.179156	3.70%	0
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.059835	15.325290	-4.57%	0
2019	12.890039	16.059835	24.59%	0
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.338300	10.286646	-0.50%	0
2019	9.897339	10.338300	4.46%	0
2018	10.156023	9.897339	-2.55%	0
2017	10.063936	10.156023	0.92%	0
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.545404	10.359721	-1.76%	0
2019	9.014883	10.545404	16.98%	0
2018*	10.000000	9.014883	-9.85%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.630609	13.289645	5.22%	0
2019	11.860287	12.630609	6.49%	0
2018	12.255846	11.860287	-3.23%	0
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	346
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.309891	13.162888	27.67%	0
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.959942	17.474725	9.49%	0
2019	14.134559	15.959942	12.91%	0
2018	15.136663	14.134559	-6.62%	0
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.436069	19.512920	11.91%	0
2019	14.909959	17.436069	16.94%	0
2018	16.275856	14.909959	-8.39%	0
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.234107	21.885751	13.79%	0
2019	15.886491	19.234107	21.07%	0
2018	17.714694	15.886491	-10.32%	0
2017	15.044791	17.714694	17.75%	0
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.236849	15.769857	19.14%	0
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.800965	48.024159	27.04%	0
2019	29.518323	37.800965	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.687907	7.652114	-34.53%	0
2019	10.909603	11.687907	7.13%	0
2018	14.867782	10.909603	-26.62%	0
2017	15.675181	14.867782	-5.15%	0
2016	12.035279	15.675181	30.24%	0
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.833402	27.861814	3.83%	0
2019	21.640973	26.833402	23.99%	0
2018	24.258822	21.640973	-10.79%	0
2017	22.073835	24.258822	9.90%	0
2016	19.222454	22.073835	14.83%	0
2015	20.577469	19.222454	-6.58%	0
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.244631	14.950869	4.96%	0
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.803381	52.938151	40.04%	0
2019	28.924960	37.803381	30.69%	0
2018	29.784445	28.924960	-2.89%	0
2017	22.645499	29.784445	31.52%	0
2016	23.085729	22.645499	-1.91%	0
2015	22.137101	23.085729	4.29%	0
2014	20.441809	22.137101	8.29%	0
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.955685	13.796429	6.49%	0
2019	12.139403	12.955685	6.72%	0
2018	12.544728	12.139403	-3.23%	0
2017	12.365286	12.544728	1.45%	0
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	0
2013	12.743413	12.174124	-4.47%	504
2012	12.371017	12.743413	3.01%	8,909
2011	11.847341	12.371017	4.42%	17,085
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.551099	46.625588	14.98%	0
2019	33.749038	40.551099	20.15%	0
2018	40.599539	33.749038	-16.87%	0
2017	34.525472	40.599539	17.59%	0
2016	31.620008	34.525472	9.19%	0
2015	32.950955	31.620008	-4.04%	0
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	368

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.898514	26.887698	12.51%	0
2019	19.214476	23.898514	24.38%	0
2018	23.192126	19.214476	-17.15%	0
2017	18.288363	23.192126	26.81%	0
2016	19.788998	18.288363	-7.58%	0
2015	19.638718	19.788998	0.77%	0
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.893831	11.723608	-9.08%	0
2019	10.750475	12.893831	19.94%	0
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	34.181657	36.018327	5.37%	0
2019	26.129898	34.181657	30.81%	0
2018	32.472377	26.129898	-19.53%	0
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.316264	14.515508	9.01%	0
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.814844	15.534362	-1.77%	0
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	32.828935	37.139003	13.13%	0
2019	26.041048	32.828935	26.07%	0
2018	28.126356	26.041048	-7.41%	0
2017	23.914064	28.126356	17.61%	0
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.536259	38.516584	2.61%	0
2019	30.454667	37.536259	23.25%	0
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0
2013	22.191355	29.492831	32.90%	68
2012	19.216436	22.191355	15.48%	1,283
2011	20.467817	19.216436	-6.11%	3,172
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.586072	13.244314	14.31%	0
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	19.121560	18.436988	-3.58%	0
2019	17.419307	19.121560	9.77%	0
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.866673	8.192584	-7.60%	0
2019	8.910010	8.866673	-0.49%	0
2018	8.961399	8.910010	-0.57%	0
2017	9.012289	8.961399	-0.56%	0
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.980450	12.167687	1.56%	0
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.906857	10.313527	4.10%	0
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.287483	9.729295	4.76%	0
2019	9.066231	9.287483	2.44%	0
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.650787	29.990802	38.52%	0
2019	16.268412	21.650787	33.08%	0
2018	17.354600	16.268412	-6.26%	0
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.548043	45.48%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.760099	46.904864	24.22%	0
2019	29.446219	37.760099	28.23%	0
2018	34.859254	29.446219	-15.53%	0
2017	26.211687	34.859254	32.99%	0
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.087786	10.135015	0.47%	0
2019	9.349478	10.087786	7.90%	0
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.995160	33.267016	10.91%	0
2019	23.340600	29.995160	28.51%	0
2018	26.038762	23.340600	-10.36%	0
2017	22.883793	26.038762	13.79%	0
2016	21.075648	22.883793	8.58%	0
2015	20.953972	21.075648	0.58%	0
2014	19.456613	20.953972	7.70%	0
2013	15.174360	19.456613	28.22%	311
2012	13.340525	15.174360	13.75%	3,569
2011	13.718026	13.340525	-2.75%	8,928

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.258353	16.215137	6.27%	0
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.850087	46.507202	16.71%	0
2019	32.386952	39.850087	23.04%	0
2018	37.117019	32.386952	-12.74%	0
2017	33.400303	37.117019	11.13%	0
2016	29.094949	33.400303	14.80%	0
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	263
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.337189	12.205849	18.08%	0
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.912941	17.677391	11.09%	0
2019	13.395297	15.912941	18.79%	0
2018	14.523658	13.395297	-7.77%	0
2017	12.587225	14.523658	15.38%	0
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.811817	13.251271	3.43%	0
2019	11.811502	12.811817	8.47%	0
2018	12.371453	11.811502	-4.53%	0
2017	11.887357	12.371453	4.07%	0
2016	10.487422	11.887357	13.35%	0
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.587035	29.924191	45.35%	0
2019	15.299291	20.587035	34.56%	0
2018	15.694950	15.299291	-2.52%	0
2017	12.677966	15.694950	23.80%	0
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	28.170485	31.335763	11.24%	0
2019	23.617475	28.170485	19.28%	0
2018	24.109999	23.617475	-2.04%	0
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.020532	10.777157	7.55%	0
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	48.136874	65.288472	35.63%	0
2019	36.057631	48.136874	33.50%	0
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	598
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	31.028546	45.624335	47.04%	0
2019	21.963560	31.028546	41.27%	0
2018	22.315555	21.963560	-1.58%	0
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.781198	31.442631	13.18%	0
2019	22.476171	27.781198	23.60%	0
2018	27.154478	22.476171	-17.23%	0
2017	21.279157	27.154478	27.61%	0
2016	23.380491	21.279157	-8.99%	0
2015	26.282130	23.380491	-11.04%	0
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.530301	9.178169	-3.69%	0
2019	8.269419	9.530301	15.25%	0
2018	10.410265	8.269419	-20.56%	0
2017	8.347886	10.410265	24.71%	0
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.238191	10.729139	4.80%	0
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.812010	29.557383	42.02%	0
2019	15.101425	20.812010	37.81%	0
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.593777	33.825885	0.69%	0
2019	26.591347	33.593777	26.33%	0
2018	30.413066	26.591347	-12.57%	0
2017	26.565727	30.413066	14.48%	0
2016	23.933876	26.565727	11.00%	0
2015	24.766325	23.933876	-3.36%	0
2014	23.037893	24.766325	7.50%	0
2013	17.416548	23.037893	32.28%	234
2012	15.407826	17.416548	13.04%	4,531
2011	15.868026	15.407826	-2.90%	11,343
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.773241	12.138340	12.67%	0
2019*	10.000000	10.773241	7.73%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.918923	23.357287	17.26%	0
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	416
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.637463	19.832742	19.21%	0
2019	12.218548	16.637463	36.17%	0
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.218980	32.19%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.529079	35.29%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.499497	13.113665	4.91%	0
2019	11.584231	12.499497	7.90%	0
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.256548	22.912546	2.95%	0
2019	19.983827	22.256548	11.37%	0
2018	22.041376	19.983827	-9.33%	0
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.262964	10.829180	-3.85%	0
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.721354	21.958005	11.34%	0
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.924477	17.536822	47.07%	0
2019	9.202116	11.924477	29.58%	0
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	560
2012	7.828271	8.821203	12.68%	5,421
2011	8.879061	7.828271	-11.83%	11,849
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.138504	18.724452	9.25%	0
2019	14.545869	17.138504	17.82%	0
2018	15.694762	14.545869	-7.32%	0
2017	13.893499	15.694762	12.96%	0
2016	13.065573	13.893499	6.34%	0
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	27,181
2013	10.767889	12.950052	20.27%	32,777
2012	9.539637	10.767889	12.88%	12,612
2011	9.688680	9.539637	-1.54%	56,449
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.715242	11.415035	6.53%	0
2019	10.078923	10.715242	6.31%	0
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	32,446
2013	10.936450	10.393909	-4.96%	38,384
2012	10.681302	10.936450	2.39%	12,157
2011	10.356028	10.681302	3.14%	50,530
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.148836	26.805682	26.75%	0
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	144

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.751825	33.624518	47.79%	0
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	315
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.321049	20.209529	10.31%	0
2019	14.945153	18.321049	22.59%	0
2018	15.664982	14.945153	-4.60%	0
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	30,777
2013	8.835394	11.460607	29.71%	39,312
2012	7.737544	8.835394	14.19%	15,870
2011	8.112854	7.737544	-4.63%	71,286
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.398481	14.615967	1.51%	0
2019	13.520408	14.398481	6.49%	0
2018	14.194766	13.520408	-4.75%	0
2017	13.683865	14.194766	3.73%	0
2016	12.910228	13.683865	5.99%	0
2015	13.628416	12.910228	-5.27%	0
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	2,601
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	30.180986	32.401264	7.36%	0
2019	23.979500	30.180986	25.86%	0
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	331
2012	12.770164	14.181484	11.05%	3,892
2011	13.040921	12.770164	-2.08%	9,272

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.863986	30.107444	0.82%	0
2019	24.104297	29.863986	23.89%	0
2018	26.705505	24.104297	-9.74%	0
2017	23.259848	26.705505	14.81%	0
2016	20.278669	23.259848	14.70%	0
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	0
2013	15.855651	20.927423	31.99%	97
2012	13.755304	15.855651	15.27%	104
2011	14.468988	13.755304	-4.93%	247
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.721996	11.980871	11.74%	0
2019	9.562172	10.721996	12.13%	0
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.804903	16.256075	9.80%	0
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.286304	14.215436	6.99%	0
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	14,542
2012	9.520408	10.313805	8.33%	36,815
2011	9.892056	9.520408	-3.76%	66,039

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.308494	15.558514	8.74%	0
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	9,955
2012	8.932272	9.901625	10.85%	9,955
2011	9.483120	8.932272	-5.81%	9,955
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.636379	12.213214	4.96%	0
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.618147	11.904905	2.47%	0
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.086614	12.658241	4.73%	0
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.842412	14.946761	7.98%	0
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.543682	15.926780	9.51%	0
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.820036	13.638411	6.38%	0
2019	11.497638	12.820036	11.50%	0
2018	12.377643	11.497638	-7.11%	0
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.896236	14.257953	2.60%	0
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	375
2012	11.362488	13.251925	16.63%	3,747
2011	13.300288	11.362488	-14.57%	7,972
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.721980	17.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.796823	12.287168	4.16%	0
2019	11.125444	11.796823	6.03%	0
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	331
2012	11.162036	11.702639	4.84%	7,441
2011	10.769716	11.162036	3.64%	14,458
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.582396	13.383762	6.37%	0
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	208
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.414031	10.539071	1.20%	0
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.745344	33.890143	10.23%	0
2019	25.693909	30.745344	19.66%	0
2018	31.991499	25.693909	-19.69%	0
2017	23.220212	31.991499	37.77%	0
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.991720	21.709198	3.42%	0
2019	18.754320	20.991720	11.93%	0
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.115051	11.502314	3.48%	0
2019	10.721885	11.115051	3.67%	0
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	0
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	378
2012	12.014948	12.078110	0.53%	7,868
2011	11.482739	12.014948	4.63%	14,924
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.929009	7.753579	-2.21%	0
2019	7.985889	7.929009	-0.71%	0
2018	8.075265	7.985889	-1.11%	0
2017	8.242777	8.075265	-2.03%	0
2016	8.448581	8.242777	-2.44%	0
2015	8.660763	8.448581	-2.45%	0
2014	8.878284	8.660763	-2.45%	0
2013	9.101263	8.878284	-2.45%	0
2012	9.330477	9.101263	-2.46%	3,657
2011	9.564155	9.330477	-2.44%	7,924
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.154862	9.616876	5.05%	0
2019	7.892097	9.154862	16.00%	0
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	203
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.084888	10.538961	4.50%	0
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.678666	30.461113	10.05%	0
2019	22.931589	27.678666	20.70%	0
2018	25.795076	22.931589	-11.10%	0
2017	22.326274	25.795076	15.54%	0
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.622414	17.740459	6.73%	0
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	5,551
2011	12.264902	12.070926	-1.58%	5,842
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.249512	22.048601	8.88%	0
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.181582	13.722146	4.10%	0
2019	12.336577	13.181582	6.85%	0
2018	12.880433	12.336577	-4.22%	0
2017	12.493064	12.880433	3.10%	0
2016	12.282269	12.493064	1.72%	0
2015	12.557503	12.282269	-2.19%	0
2014	12.390833	12.557503	1.35%	0
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.615201	11.847344	2.00%	0
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.162371	12.615189	3.72%	0
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.444738	22.007019	7.64%	0
2019	17.799598	20.444738	14.86%	0
2018	19.348207	17.799598	-8.00%	0
2017	17.562411	19.348207	10.17%	0
2016	16.802074	17.562411	4.53%	0
2015	17.281934	16.802074	-2.78%	0
2014	16.843303	17.281934	2.60%	0
2013	14.804597	16.843303	13.77%	0
2012	13.696431	14.804597	8.09%	7,756
2011	14.045357	13.696431	-2.48%	18,626
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.731444	27.099967	9.58%	0
2019	20.810052	24.731444	18.84%	0
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	3,799
2011	15.305353	14.613576	-4.52%	4,128

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.690664	17.674304	5.89%	0
2019	15.076962	16.690664	10.70%	0
2018	16.057015	15.076962	-6.10%	0
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	3,924
2011	12.968407	12.912340	-0.43%	15,085
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.391876	10.859554	4.50%	0
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.690351	12.072041	12.92%	0
2019*	10.000000	10.690351	6.90%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.329155	25.764054	26.73%	0
2019	16.003584	20.329155	27.03%	0
2018	16.976708	16.003584	-5.73%	0
2017	13.398351	16.976708	26.71%	0
2016	13.465922	13.398351	-0.50%	0
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	163
2012	8.386027	9.500417	13.29%	2,740
2011	8.883372	8.386027	-5.60%	6,444
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.340361	12.891758	4.47%	0
2019	10.633143	12.340361	16.06%	0
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.199795	14.818949	4.36%	0
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.524384	39.918752	15.62%	0
2019	25.770427	34.524384	33.97%	0
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	749
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.634268	26.343620	-1.09%	0
2019	21.552319	26.634268	23.58%	0
2018	24.408397	21.552319	-11.70%	0
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	328
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.761971	17.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.465206	44.650835	10.34%	0
2019	33.013079	40.465206	22.57%	0
2018	38.195512	33.013079	-13.57%	0
2017	33.815950	38.195512	12.95%	0
2016	28.816078	33.815950	17.35%	0
2015	30.307927	28.816078	-4.92%	0
2014	28.394294	30.307927	6.74%	0
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.923982	19.213275	-3.57%	0
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	280
2012	9.407443	10.676407	13.49%	3,540
2011	9.872439	9.407443	-4.71%	8,100

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.873146	40.948404	37.07%	0
2019	22.620741	29.873146	32.06%	0
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.630143	34.430535	2.38%	0
2019	29.045771	33.630143	15.78%	0
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	0
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	35.001274	41.777170	19.36%	0
2019	28.623209	35.001274	22.28%	0
2018	33.667335	28.623209	-14.98%	0
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.311207	20.256316	10.62%	0
2019	14.654971	18.311207	24.95%	0
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	19.053073	21.065230	10.56%	0
2019	15.495501	19.053073	22.96%	0
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	411
2012	8.848570	9.613812	8.65%	6,569
2011	9.376582	8.848570	-5.63%	14,715
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.551935	14.306349	-8.01%	0
2019	12.221553	15.551935	27.25%	0
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.189579	22.061149	14.96%	0
2019	15.034766	19.189579	27.63%	0
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.381164	9.410488	0.31%	0
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	1,603

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.340971	19.020214	16.40%	0
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.308042	31.796115	56.57%	0
2019	15.213627	20.308042	33.49%	0
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	198
2012	8.765824	9.802758	11.83%	2,757
2011	9.404150	8.765824	-6.79%	7,618
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	38.109461	51.938876	36.29%	0
2019	29.488353	38.109461	29.24%	0
2018	32.355411	29.488353	-8.86%	0
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.802895	8.884158	0.92%	0
2019	8.703094	8.802895	1.15%	0
2018	8.832710	8.703094	-1.47%	0
2017	8.973957	8.832710	-1.57%	0
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	0
2012	9.460660	9.653269	2.04%	6,913
2011	9.669694	9.460660	-2.16%	13,402

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.761221	34.711528	16.63%	0
2019	24.235259	29.761221	22.80%	0
2018	26.356725	24.235259	-8.05%	0
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.945517	11.521733	5.26%	0
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.510058	10.927156	3.97%	0
2019	9.397109	10.510058	11.84%	0
2018	10.122897	9.397109	-7.17%	0
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.677176	11.526109	7.95%	0
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.251873	10.289684	0.37%	0
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	0
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	224
2012	10.985525	11.331841	3.15%	2,396
2011	11.148319	10.985525	-1.46%	4,656
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.926786	9.890850	-0.36%	0
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.552246	11.171884	5.87%	0
2019	9.993109	10.552246	5.60%	0
2018	10.310955	9.993109	-3.08%	0
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.497564	23.676422	35.31%	0
2019	13.117299	17.497564	33.39%	0
2018	13.136034	13.117299	-0.14%	0
2017	10.286075	13.136034	27.71%	0
2016*	10.000000	10.286075	2.86%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.765233	19.426088	9.35%	0
2019	14.551269	17.765233	22.09%	0
2018	18.444499	14.551269	-21.11%	0
2017	14.936138	18.444499	23.49%	0
2016	15.695329	14.936138	-4.84%	0
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.399060	33.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.690852	13.098203	3.21%	0
2019	9.976259	12.690852	27.21%	0
2018	11.177096	9.976259	-10.74%	0
2017*	10.000000	11.177096	11.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.645950	49.994661	26.10%	0
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	0
2017	25.861024	32.118709	24.20%	0
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.328077	6.176103	15.92%	0
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.476773	6.363667	16.19%	0
2019	5.018654	5.476773	9.13%	0
2018	7.174237	5.018654	-30.05%	0
2017	7.480919	7.174237	-4.10%	0
2016	5.335903	7.480919	40.20%	0
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.710269	10.285864	-3.96%	0
2019*	10.000000	10.710269	7.10%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	31.196661	48.018800	53.92%	0
2019	25.619186	31.196661	21.77%	0
2018	25.927098	25.619186	-1.19%	0
2017	21.115969	25.927098	22.78%	0
2016	20.088607	21.115969	5.11%	0
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	131

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.254299	12.528702	2.24%	0
2019	10.906284	12.254299	12.36%	0
2018	12.074750	10.906284	-9.68%	0
2017	10.831928	12.074750	11.47%	0
2016	10.747127	10.831928	0.79%	0
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.540613	29.514198	-0.09%	0
2019	24.510650	29.540613	20.52%	0
2018	26.703614	24.510650	-8.21%	0
2017	23.091698	26.703614	15.64%	0
2016	21.321701	23.091698	8.30%	0
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.649969	8.620169	-0.34%	0
2019	7.596352	8.649969	13.87%	0
2018*	10.000000	7.596352	-24.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.538933	36.713120	0.48%	0
2019	31.255230	36.538933	16.91%	0
2018	37.851143	31.255230	-17.43%	0
2017	34.398512	37.851143	10.04%	0
2016	28.269251	34.398512	21.68%	0
2015	30.744896	28.269251	-8.05%	0
2014	28.943932	30.744896	6.22%	0
2013	21.568341	28.943932	34.20%	0
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.860745	12.669212	6.82%	0
2019	11.170413	11.860745	6.18%	0
2018	11.790795	11.170413	-5.26%	0
2017	11.664008	11.790795	1.09%	0
2016	11.459483	11.664008	1.78%	0
2015	12.050803	11.459483	-4.91%	0
2014	11.964989	12.050803	0.72%	0
2013	13.408846	11.964989	-10.77%	0
2012	12.807549	13.408846	4.69%	0
2011	11.754386	12.807549	8.96%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	28.072956	30.504632	8.66%	0
2019	23.267143	28.072956	20.65%	0
2018	25.717240	23.267143	-9.53%	0
2017	21.924448	25.717240	17.30%	0
2016	19.863093	21.924448	10.38%	0
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	28.059060	27.661151	-1.42%	0
2019	22.309997	28.059060	25.77%	0
2018	26.293783	22.309997	-15.15%	0
2017	24.191736	26.293783	8.69%	0
2016	20.217260	24.191736	19.66%	0
2015	21.068494	20.217260	-4.04%	0
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.622930	29.122097	-1.69%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.136401	11.619380	4.34%	0
2019	9.944027	11.136401	11.99%	0
2018	10.503826	9.944027	-5.33%	0
2017	10.060292	10.503826	4.41%	0
2016	9.145218	10.060292	10.01%	0
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.060381	10.646864	5.83%	0
2019	9.453600	10.060381	6.42%	0
2018	9.767817	9.453600	-3.22%	0
2017	9.706381	9.767817	0.63%	0
2016	9.715661	9.706381	-0.10%	0
2015*	10.000000	9.715661	-2.84%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.967909	14.104897	0.98%	0
2019	11.239507	13.967909	24.28%	0
2018	12.452942	11.239507	-9.74%	0
2017	10.963348	12.452942	13.59%	0
2016	9.687838	10.963348	13.17%	0
2015*	10.000000	9.687838	-3.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.035472	18.872474	17.69%	0
2019	13.966733	16.035472	14.81%	0
2018	15.501795	13.966733	-9.90%	0
2017	13.981457	15.501795	10.87%	0
2016	13.813344	13.981457	1.22%	0
2015	14.310852	13.813344	-3.48%	0
2014	14.399589	14.310852	-0.62%	0
2013	12.907941	14.399589	11.56%	0
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.424531	13.064313	5.15%	0
2019	10.632099	12.424531	16.86%	0
2018	12.935427	10.632099	-17.81%	0
2017	11.531665	12.935427	12.17%	0
2016	10.265863	11.531665	12.33%	0
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	41.062370	44.294724	7.87%	0
2019	34.460493	41.062370	19.16%	0
2018	38.835123	34.460493	-11.26%	0
2017	35.433065	38.835123	9.60%	0
2016	28.902912	35.433065	22.59%	0
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.866733	37.721422	14.77%	0
2019	25.763185	32.866733	27.57%	0
2018	27.776087	25.763185	-7.25%	0
2017	23.500901	27.776087	18.19%	0
2016	21.627325	23.500901	8.66%	0
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.338937	35.293691	20.30%	0
2019	22.161318	29.338937	32.39%	0
2018	24.471071	22.161318	-9.44%	0
2017	19.759527	24.471071	23.84%	0
2016	18.827496	19.759527	4.95%	0
2015	19.848944	18.827496	-5.15%	0
2014	18.880167	19.848944	5.13%	0
2013	16.026437	18.880167	17.81%	0
2012	14.925244	16.026437	7.38%	0
2011	14.076841	14.925244	6.03%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.623478	25.210464	16.59%	0
2019	18.254737	21.623478	18.45%	0
2018	23.200718	18.254737	-21.32%	0
2017	19.131256	23.200718	21.27%	0
2016	16.799817	19.131256	13.88%	0
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.765313	11.158163	3.65%	0
2019	9.475661	10.765313	13.61%	0
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.005003	15.265140	-4.62%	0
2019	12.852627	16.005003	24.53%	0
2018	15.873926	12.852627	-19.03%	0
2017	14.566951	15.873926	8.97%	0
2016	11.396586	14.566951	27.82%	0
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.303012	10.246267	-0.55%	0
2019	9.868606	10.303012	4.40%	0
2018	10.131755	9.868606	-2.60%	0
2017	10.045026	10.131755	0.86%	0
2016	9.455965	10.045026	6.23%	0
2015	9.795618	9.455965	-3.47%	0
2014	9.989620	9.795618	-1.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.537979	10.347125	-1.81%	0
2019	9.013156	10.537979	16.92%	0
2018*	10.000000	9.013156	-9.87%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.521850	13.168466	5.16%	0
2019	11.764188	12.521850	6.44%	0
2018	12.162804	11.764188	-3.28%	0
2017	12.023003	12.162804	1.16%	0
2016	11.909794	12.023003	0.95%	0
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.301052	13.144879	27.61%	0
2019	8.177759	10.301052	25.96%	0
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.840405	17.334960	9.44%	0
2019	14.035877	15.840405	12.86%	0
2018	15.038742	14.035877	-6.67%	0
2017	13.673410	15.038742	9.99%	0
2016	13.326036	13.673410	2.61%	0
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.305430	19.356808	11.85%	0
2019	14.805838	17.305430	16.88%	0
2018	16.170534	14.805838	-8.44%	0
2017	14.264402	16.170534	13.36%	0
2016	13.826793	14.264402	3.16%	0
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	19.090018	21.710678	13.73%	0
2019	15.775568	19.090018	21.01%	0
2018	17.600078	15.775568	-10.37%	0
2017	14.955090	17.600078	17.69%	0
2016	14.418463	14.955090	3.72%	0
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.212012	15.732207	19.08%	0
2019	10.917851	13.212012	21.01%	0
2018	11.719904	10.917851	-6.84%	0
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.475316	47.586056	26.98%	0
2019	29.279031	37.475316	27.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.600285	7.590834	-34.56%	0
2019	10.833371	11.600285	7.08%	0
2018	14.771521	10.833371	-26.66%	0
2017	15.581654	14.771521	-5.20%	0
2016	11.969595	15.581654	30.18%	0
2015	15.491530	11.969595	-22.73%	0
2014	18.214517	15.491530	-14.95%	0
2013	15.047983	18.214517	21.04%	0
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.602274	27.607672	3.78%	0
2019	21.465566	26.602274	23.93%	0
2018	24.074616	21.465566	-10.84%	0
2017	21.917420	24.074616	9.84%	0
2016	19.096009	21.917420	14.77%	0
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.217910	14.915161	4.90%	0
2019	11.244855	14.217910	26.44%	0
2018	12.702595	11.244855	-11.48%	0
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.477740	52.455265	39.96%	0
2019	28.690494	37.477740	30.63%	0
2018	29.558256	28.690494	-2.94%	0
2017	22.485003	29.558256	31.46%	0
2016	22.933839	22.485003	-1.96%	0
2015	22.002728	22.933839	4.23%	0
2014	20.328141	22.002728	8.24%	0
2013	15.330140	20.328141	32.60%	0
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.844068	13.670562	6.43%	0
2019	12.040991	12.844068	6.67%	0
2018	12.449452	12.040991	-3.28%	0
2017	12.277646	12.449452	1.40%	0
2016	12.051911	12.277646	1.87%	0
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	40.201826	46.200298	14.92%	0
2019	33.475504	40.201826	20.09%	0
2018	40.291272	33.475504	-16.92%	0
2017	34.280833	40.291272	17.53%	0
2016	31.412027	34.280833	9.13%	0
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.692628	26.642392	12.45%	0
2019	19.058712	23.692628	24.31%	0
2018	23.015992	19.058712	-17.19%	0
2017	18.158741	23.015992	26.75%	0
2016	19.658786	18.158741	-7.63%	0
2015	19.519505	19.658786	0.71%	0
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.849832	11.677595	-9.12%	0
2019	10.719282	12.849832	19.88%	0
2018	11.754567	10.719282	-8.81%	0
2017	11.616930	11.754567	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.887095	35.689617	5.32%	0
2019	25.918001	33.887095	30.75%	0
2018	32.225676	25.918001	-19.57%	0
2017	27.752622	32.225676	16.12%	0
2016	26.047195	27.752622	6.55%	0
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.236804	14.421506	8.95%	0
2019	11.326752	13.236804	16.86%	0
2018	12.859712	11.326752	-11.92%	0
2017	11.777646	12.859712	9.19%	0
2016	10.672122	11.777646	10.36%	0
2015	11.670996	10.672122	-8.56%	0
2014	11.638805	11.670996	0.28%	0
2013	9.644519	11.638805	20.68%	0
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.704422	15.417984	-1.82%	0
2019	13.878341	15.704422	13.16%	0
2018	14.876539	13.878341	-6.71%	0
2017	13.911195	14.876539	6.94%	0
2016	12.512181	13.911195	11.18%	0
2015	13.807088	12.512181	-9.38%	0
2014	13.536324	13.807088	2.00%	0
2013	12.184620	13.536324	11.09%	0
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	32.546207	36.800282	13.07%	0
2019	25.830017	32.546207	26.00%	0
2018	27.912825	25.830017	-7.46%	0
2017	23.744626	27.912825	17.55%	0
2016	20.985158	23.744626	13.15%	0
2015	22.338182	20.985158	-6.06%	0
2014	21.072758	22.338182	6.01%	0
2013	16.665089	21.072758	26.45%	0
2012	15.267189	16.665089	9.16%	0
2011	14.771633	15.267189	3.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	37.212825	38.165126	2.56%	0
2019	30.207739	37.212825	23.19%	0
2018	35.566924	30.207739	-15.07%	0
2017	32.964863	35.566924	7.89%	0
2016	25.968224	32.964863	26.94%	0
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.552413	13.199070	14.25%	0
2019	9.351920	11.552413	23.53%	0
2018	11.392760	9.351920	-17.91%	0
2017	8.321240	11.392760	36.91%	0
2016	7.266503	8.321240	14.52%	0
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.956778	18.268733	-3.63%	0
2019	17.278050	18.956778	9.72%	0
2018	20.960572	17.278050	-17.57%	0
2017	18.421273	20.960572	13.78%	0
2016	17.627491	18.421273	4.50%	0
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.836397	8.160424	-7.65%	0
2019	8.884145	8.836397	-0.54%	0
2018	8.940002	8.884145	-0.62%	0
2017	8.995368	8.940002	-0.62%	0
2016	8.962023	8.995368	0.37%	0
2015	9.605373	8.962023	-6.70%	0
2014	9.674338	9.605373	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.933466	12.113743	1.51%	0
2019	10.934258	11.933466	9.14%	0
2018	11.724609	10.934258	-6.74%	0
2017	10.630498	11.724609	10.29%	0
2016	10.449065	10.630498	1.74%	0
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.898375	10.299405	4.05%	0
2019	9.329154	9.898375	6.10%	0
2018*	10.000000	9.329154	-6.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.255808	9.691143	4.70%	0
2019	9.039940	9.255808	2.39%	0
2018	9.768766	9.039940	-7.46%	0
2017	9.663447	9.768766	1.09%	0
2016	9.958705	9.663447	-2.96%	0
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.565719	29.857689	38.45%	0
2019	16.212803	21.565719	33.02%	0
2018	17.304205	16.212803	-6.31%	0
2017	13.970557	17.304205	23.86%	0
2016	14.044515	13.970557	-0.53%	0
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.543060	45.43%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.434781	46.476939	24.15%	0
2019	29.207500	37.434781	28.17%	0
2018	34.594510	29.207500	-15.57%	0
2017	26.025903	34.594510	32.92%	0
2016	26.733418	26.025903	-2.65%	0
2015	26.447693	26.733418	1.08%	0
2014	26.579415	26.447693	-0.50%	0
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.050738	10.092620	0.42%	0
2019	9.319922	10.050738	7.84%	0
2018	10.014859	9.319922	-6.94%	0
2017	9.686205	10.014859	3.39%	0
2016	9.348206	9.686205	3.62%	0
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.736766	32.963520	10.85%	0
2019	23.151390	29.736766	28.44%	0
2018	25.841009	23.151390	-10.41%	0
2017	22.721611	25.841009	13.73%	0
2016	20.936971	22.721611	8.52%	0
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.198473	16.143223	6.22%	0
2019	12.466790	15.198473	21.91%	0
2018	14.466453	12.466790	-13.82%	0
2017	12.940115	14.466453	11.80%	0
2016	11.727343	12.940115	10.34%	0
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.506803	46.082944	16.65%	0
2019	32.124422	39.506803	22.98%	0
2018	36.835152	32.124422	-12.79%	0
2017	33.163600	36.835152	11.07%	0
2016	28.903522	33.163600	14.74%	0
2015	31.568512	28.903522	-8.44%	0
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.307184	12.164197	18.02%	0
2019	8.262028	10.307184	24.75%	0
2018	10.535022	8.262028	-21.58%	0
2017	8.544637	10.535022	23.29%	0
2016	9.007720	8.544637	-5.14%	0
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.826133	17.571947	11.03%	0
2019	13.329055	15.826133	18.73%	0
2018	14.459290	13.329055	-7.82%	0
2017	12.537842	14.459290	15.33%	0
2016	13.197400	12.537842	-5.00%	0
2015	14.768595	13.197400	-10.64%	0
2014	15.989286	14.768595	-7.63%	0
2013	13.105433	15.989286	22.01%	0
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.761566	13.192537	3.38%	0
2019	11.771216	12.761566	8.41%	0
2018	12.335618	11.771216	-4.58%	0
2017	11.858976	12.335618	4.02%	0
2016	10.467729	11.858976	13.29%	0
2015	11.483165	10.467729	-8.84%	0
2014	11.557449	11.483165	-0.64%	0
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.506292	29.791569	45.28%	0
2019	15.247094	20.506292	34.49%	0
2018	15.649469	15.247094	-2.57%	0
2017	12.647689	15.649469	23.73%	0
2016	12.223560	12.647689	3.47%	0
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.927889	31.049998	11.18%	0
2019	23.426092	27.927889	19.22%	0
2018	23.926968	23.426092	-2.09%	0
2017	20.771592	23.926968	15.19%	0
2016	20.419841	20.771592	1.72%	0
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.996580	10.745870	7.50%	0
2019	9.382403	9.996580	6.55%	0
2018	9.749748	9.382403	-3.77%	0
2017	9.674657	9.749748	0.78%	0
2016	9.706378	9.674657	-0.33%	0
2015*	10.000000	9.706378	-2.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.722130	64.692818	35.56%	0
2019	35.765291	47.722130	33.43%	0
2018	36.067779	35.765291	-0.84%	0
2017	28.454294	36.067779	26.76%	0
2016	28.625835	28.454294	-0.60%	0
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.906725	45.421932	46.96%	0
2019	21.888537	30.906725	41.20%	0
2018	22.250801	21.888537	-1.63%	0
2017	15.746718	22.250801	41.30%	0
2016	14.184480	15.746718	11.01%	0
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	0
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.541805	31.155704	13.12%	0
2019	22.293923	27.541805	23.54%	0
2018	26.948199	22.293923	-17.27%	0
2017	21.128300	26.948199	27.55%	0
2016	23.226623	21.128300	-9.03%	0
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.497783	9.142166	-3.74%	0
2019	8.245430	9.497783	15.19%	0
2018	10.385412	8.245430	-20.61%	0
2017	8.332214	10.385412	24.64%	0
2016	7.074978	8.332214	17.77%	0
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.218968	10.703509	4.74%	0
2019	9.667907	10.218968	5.70%	0
2018	10.020058	9.667907	-3.51%	0
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.730418	29.426444	41.95%	0
2019	15.049926	20.730418	37.74%	0
2018	15.707896	15.049926	-4.19%	0
2017	12.751594	15.707896	23.18%	0
2016	12.020009	12.751594	6.09%	0
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.304302	33.517211	0.64%	0
2019	26.375722	33.304302	26.27%	0
2018	30.182023	26.375722	-12.61%	0
2017	26.377383	30.182023	14.42%	0
2016	23.776352	26.377383	10.94%	0
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.769551	12.127955	12.61%	0
2019*	10.000000	10.769551	7.70%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.820499	23.229968	17.20%	0
2019	16.178354	19.820499	22.51%	0
2018	18.383379	16.178354	-11.99%	0
2017	14.866175	18.383379	23.66%	0
2016	14.682254	14.866175	1.25%	0
2015	14.163525	14.682254	3.66%	0
2014	14.363990	14.163525	-1.40%	0
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.596855	19.774186	19.14%	0
2019	12.194976	16.596855	36.10%	0
2018	12.437880	12.194976	-1.95%	0
2017	9.957551	12.437880	24.91%	0
2016	9.648510	9.957551	3.20%	0
2015*	10.000000	9.648510	-3.51%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.214478	32.14%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.524479	35.24%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.393174	12.995464	4.86%	0
2019	11.491579	12.393174	7.85%	0
2018	11.896205	11.491579	-3.40%	0
2017	11.521225	11.896205	3.25%	0
2016	11.161719	11.521225	3.22%	0
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	36
2012	10.666644	11.355360	6.46%	62
2011	10.378571	10.666644	2.78%	63
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	22.063516	22.702193	2.89%	0
2019	19.820662	22.063516	11.32%	0
2018	21.872681	19.820662	-9.38%	0
2017	20.469749	21.872681	6.85%	0
2016	18.984406	20.469749	7.82%	0
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.236039	10.797759	-3.90%	0
2019	9.012538	11.236039	24.67%	0
2018	10.036818	9.012538	-10.21%	0
2017	9.146086	10.036818	9.74%	0
2016	8.158749	9.146086	12.10%	0
2015*	10.000000	8.158749	-18.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.628874	21.843845	11.28%	0
2019	16.235463	19.628874	20.90%	0
2018	17.942820	16.235463	-9.52%	0
2017	15.658316	17.942820	14.59%	0
2016	14.466734	15.658316	8.24%	0
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.853342	17.423280	46.99%	0
2019	9.151909	11.853342	29.52%	0
2018	11.266088	9.151909	-18.77%	0
2017	9.203737	11.266088	22.41%	0
2016	9.678310	9.203737	-4.90%	0
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.018823	18.584172	9.20%	0
2019	14.451698	17.018823	17.76%	0
2018	15.601199	14.451698	-7.37%	0
2017	13.817731	15.601199	12.91%	0
2016	13.000970	13.817731	6.28%	0
2015	13.204394	13.000970	-1.54%	0
2014	12.899241	13.204394	2.37%	0
2013	10.731138	12.899241	20.20%	2,801
2012	9.511961	10.731138	12.82%	38,004
2011	9.665526	9.511961	-1.59%	29,679
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.640470	11.329563	6.48%	0
2019	10.013715	10.640470	6.26%	0
2018	10.383360	10.013715	-3.56%	0
2017	10.317483	10.383360	0.64%	0
2016	10.308090	10.317483	0.09%	0
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	14,105
2011	10.331310	10.650364	3.09%	13,823
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.001082	26.604778	26.68%	0
2019	15.981313	21.001082	31.41%	0
2018	18.098955	15.981313	-11.70%	0
2017	14.172618	18.098955	27.70%	0
2016	14.507823	14.172618	-2.31%	0
2015	13.966038	14.507823	3.88%	0
2014	14.065971	13.966038	-0.71%	0
2013	11.214478	14.065971	25.43%	0
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.592910	33.372553	47.71%	0
2019	17.785566	22.592910	27.03%	0
2018	18.364817	17.785566	-3.15%	0
2017	14.737531	18.364817	24.61%	0
2016	13.858228	14.737531	6.34%	0
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.202377	20.068340	10.25%	0
2019	14.855962	18.202377	22.53%	0
2018	15.579538	14.855962	-4.64%	0
2017	13.104335	15.579538	18.89%	0
2016	12.098012	13.104335	8.32%	0
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	0
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	18,405
2011	8.097596	7.719034	-4.67%	19,638
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.274540	14.482722	1.46%	0
2019	13.410904	14.274540	6.44%	0
2018	14.087051	13.410904	-4.80%	0
2017	13.586966	14.087051	3.68%	0
2016	12.825357	13.586966	5.94%	0
2015	13.545777	12.825357	-5.32%	0
2014	13.373714	13.545777	1.29%	0
2013	13.872647	13.373714	-3.60%	0
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.921055	32.105747	7.30%	0
2019	23.785157	29.921055	25.80%	0
2018	24.466462	23.785157	-2.78%	0
2017	20.867221	24.466462	17.25%	0
2016	19.252521	20.867221	8.39%	0
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	73
2012	12.712220	14.109883	10.99%	126
2011	12.988392	12.712220	-2.13%	126

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.606644	29.832697	0.76%	0
2019	23.908837	29.606644	23.83%	0
2018	26.502628	23.908837	-9.79%	0
2017	23.094961	26.502628	14.76%	0
2016	20.145231	23.094961	14.64%	0
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.697466	11.947334	11.68%	0
2019	9.545181	10.697466	12.07%	0
2018	10.697559	9.545181	-10.77%	0
2017	9.263395	10.697559	15.48%	0
2016	9.225806	9.263395	0.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.716589	16.150825	9.75%	0
2019	12.176386	14.716589	20.86%	0
2018	13.994244	12.176386	-12.99%	0
2017	11.980036	13.994244	16.81%	0
2016	11.338062	11.980036	5.66%	0
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.207061	14.123402	6.94%	0
2019	11.659273	13.207061	13.28%	0
2018	12.755071	11.659273	-8.59%	0
2017	11.674224	12.755071	9.26%	0
2016	11.283495	11.674224	3.46%	0
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	19,255
2012	9.502523	10.289133	8.28%	25,855
2011	9.878523	9.502523	-3.81%	25,855

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.223163	15.457801	8.68%	0
2019	12.132200	14.223163	17.23%	0
2018	13.550858	12.132200	-10.47%	0
2017	12.000486	13.550858	12.92%	0
2016	11.467688	12.000486	4.65%	0
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.566975	12.134147	4.90%	0
2019	10.719680	11.566975	7.90%	0
2018	11.290229	10.719680	-5.05%	0
2017	10.886668	11.290229	3.71%	0
2016	10.672705	10.886668	2.00%	0
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	38
2012	10.207364	10.697805	4.80%	65
2011	10.322807	10.207364	-1.12%	65
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.578487	11.858203	2.42%	0
2019	10.430438	11.578487	11.01%	0
2018	11.506329	10.430438	-9.35%	0
2017	10.282202	11.506329	11.91%	0
2016	9.989991	10.282202	2.93%	0
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.045353	12.608551	4.68%	0
2019	10.704115	12.045353	12.53%	0
2018	11.815951	10.704115	-9.41%	0
2017	10.287690	11.815951	14.86%	0
2016	9.933612	10.287690	3.56%	0
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.759868	14.850014	7.92%	0
2019	11.945231	13.759868	15.19%	0
2018	13.187891	11.945231	-9.42%	0
2017	11.867261	13.187891	11.13%	0
2016	11.402270	11.867261	4.08%	0
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	924
2012	9.213622	10.093929	9.55%	5,987
2011	9.675057	9.213622	-4.77%	5,066
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.456965	15.823705	9.45%	0
2019	12.130806	14.456965	19.18%	0
2018	13.750469	12.130806	-11.78%	0
2017	11.943788	13.750469	15.13%	0
2016	11.384896	11.943788	4.91%	0
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.743622	13.550179	6.33%	0
2019	11.434948	12.743622	11.44%	0
2018	12.316505	11.434948	-7.16%	0
2017	11.495030	12.316505	7.15%	0
2016	11.121874	11.495030	3.36%	0
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	75,580
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.820433	14.172912	2.55%	0
2019	12.601322	13.820433	9.67%	0
2018	15.331910	12.601322	-17.81%	0
2017	12.812909	15.331910	19.66%	0
2016	12.995651	12.812909	-1.41%	0
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.720735	17.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.726452	12.207619	4.10%	0
2019	11.064749	11.726452	5.98%	0
2018	11.428664	11.064749	-3.18%	0
2017	11.250645	11.428664	1.58%	0
2016	10.988310	11.250645	2.39%	0
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	0
2013	11.674675	11.140479	-4.58%	34
2012	11.141081	11.674675	4.79%	59
2011	10.754996	11.141081	3.59%	59
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.507374	13.297145	6.31%	0
2019	11.705092	12.507374	6.85%	0
2018	12.183998	11.705092	-3.93%	0
2017	12.041924	12.183998	1.18%	0
2016	11.951147	12.041924	0.76%	0
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.405127	10.524655	1.15%	0
2019	10.012493	10.405127	3.92%	0
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.480517	33.580998	10.17%	0
2019	25.485659	30.480517	19.60%	0
2018	31.748587	25.485659	-19.73%	0
2017	23.055659	31.748587	37.70%	0
2016	21.999811	23.055659	4.80%	0
2015	26.937085	21.999811	-18.33%	0
2014	29.307446	26.937085	-8.09%	0
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.810911	21.511183	3.36%	0
2019	18.602315	20.810911	11.87%	0
2018	19.671950	18.602315	-5.44%	0
2017	18.897962	19.671950	4.10%	0
2016	16.977681	18.897962	11.31%	0
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	11.019323	11.397398	3.43%	0
2019	10.634993	11.019323	3.61%	0
2018	10.914451	10.634993	-2.56%	0
2017	10.964983	10.914451	-0.46%	0
2016	11.162558	10.964983	-1.77%	0
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	76
2012	11.960441	12.017135	0.47%	131
2011	11.436494	11.960441	4.58%	131
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.860559	7.682708	-2.26%	0
2019	7.921002	7.860559	-0.76%	0
2018	8.013781	7.921002	-1.16%	0
2017	8.184195	8.013781	-2.08%	0
2016	8.392825	8.184195	-2.49%	0
2015	8.608023	8.392825	-2.50%	0
2014	8.828741	8.608023	-2.50%	0
2013	9.055116	8.828741	-2.50%	0
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.100251	9.554614	4.99%	0
2019	7.849044	9.100251	15.94%	0
2018	9.450427	7.849044	-16.95%	0
2017	7.626951	9.450427	23.91%	0
2016	7.772712	7.626951	-1.88%	0
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.014412	10.459942	4.45%	0
2019	8.474415	10.014412	18.17%	0
2018	10.123098	8.474415	-16.29%	0
2017	8.341729	10.123098	21.35%	0
2016	8.510514	8.341729	-1.98%	0
2015	8.851734	8.510514	-3.85%	0
2014	9.677590	8.851734	-8.53%	0
2013	8.202236	9.677590	17.99%	0
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.440257	30.183262	10.00%	0
2019	22.745727	27.440257	20.64%	0
2018	25.599213	22.745727	-11.15%	0
2017	22.168070	25.599213	15.48%	0
2016	20.768510	22.168070	6.74%	0
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.531740	17.634643	6.67%	0
2019	14.700365	16.531740	12.46%	0
2018	15.848006	14.700365	-7.24%	0
2017	14.625255	15.848006	8.36%	0
2016	14.109894	14.625255	3.65%	0
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.139049	21.917094	8.83%	0
2019	17.221344	20.139049	16.94%	0
2018	18.887656	17.221344	-8.82%	0
2017	16.871973	18.887656	11.95%	0
2016	16.060377	16.871973	5.05%	0
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.068032	13.596966	4.05%	0
2019	12.236571	13.068032	6.79%	0
2018	12.782606	12.236571	-4.27%	0
2017	12.404515	12.782606	3.05%	0
2016	12.201448	12.404515	1.66%	0
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.575555	11.800862	1.95%	0
2019	10.506657	11.575555	10.17%	0
2018	11.420067	10.506657	-8.00%	0
2017	10.270896	11.420067	11.19%	0
2016	9.964735	10.270896	3.07%	0
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.120842	12.565666	3.67%	0
2019	10.786793	12.120842	12.37%	0
2018	11.778072	10.786793	-8.42%	0
2017	10.327318	11.778072	14.05%	0
2016	9.903024	10.327318	4.28%	0
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.268639	21.806286	7.59%	0
2019	17.655336	20.268639	14.80%	0
2018	19.201296	17.655336	-8.05%	0
2017	17.437962	19.201296	10.11%	0
2016	16.691539	17.437962	4.47%	0
2015	17.177048	16.691539	-2.83%	0
2014	16.749660	17.177048	2.55%	0
2013	14.729835	16.749660	13.71%	0
2012	13.634269	14.729835	8.04%	3,047
2011	13.988764	13.634269	-2.53%	3,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.518406	26.852759	9.52%	0
2019	20.641363	24.518406	18.78%	0
2018	22.946778	20.641363	-10.05%	0
2017	20.169345	22.946778	13.77%	0
2016	19.067781	20.169345	5.78%	0
2015	19.700520	19.067781	-3.21%	0
2014	19.251370	19.700520	2.33%	0
2013	16.134332	19.251370	19.32%	0
2012	14.547240	16.134332	10.91%	0
2011	15.243674	14.547240	-4.57%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.546891	17.513074	5.84%	0
2019	14.954750	16.546891	10.65%	0
2018	15.935070	14.954750	-6.15%	0
2017	14.964079	15.935070	6.49%	0
2016	14.518679	14.964079	3.07%	0
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	2,904
2012	12.853743	13.539173	5.33%	5,277
2011	12.916159	12.853743	-0.48%	6,636
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.388312	10.850271	4.45%	0
2019*	10.000000	10.388312	3.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.686690	12.061725	12.87%	0
2019*	10.000000	10.686690	6.87%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.207946	25.597328	26.67%	0
2019	15.916318	20.207946	26.96%	0
2018	16.892836	15.916318	-5.78%	0
2017	13.338967	16.892836	26.64%	0
2016	13.413092	13.338967	-0.55%	0
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.305825	12.849076	4.41%	0
2019	10.608817	12.305825	16.00%	0
2018	11.433556	10.608817	-7.21%	0
2017	9.974912	11.433556	14.62%	0
2016	9.424385	9.974912	5.84%	0
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.160068	14.769916	4.31%	0
2019	11.905859	14.160068	18.93%	0
2018	12.535691	11.905859	-5.02%	0
2017	10.564043	12.535691	18.66%	0
2016	9.845167	10.564043	7.30%	0
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.336139	39.680759	15.57%	0
2019	25.643056	34.336139	33.90%	0
2018	26.716037	25.643056	-4.02%	0
2017	21.562217	26.716037	23.90%	0
2016	21.402034	21.562217	0.75%	0
2015	20.940925	21.402034	2.20%	0
2014	19.783916	20.940925	5.85%	0
2013	14.888534	19.783916	32.88%	0
2012	12.895523	14.888534	15.46%	0
2011	13.563910	12.895523	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.489026	26.186531	-1.14%	0
2019	21.445778	26.489026	23.52%	0
2018	24.300273	21.445778	-11.75%	0
2017	22.982269	24.300273	5.73%	0
2016	19.606813	22.982269	17.22%	0
2015	21.044406	19.606813	-6.83%	0
2014	19.109671	21.044406	10.12%	0
2013	14.884970	19.109671	28.38%	0
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.760152	17.60%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.116726	44.243625	10.29%	0
2019	32.745559	40.116726	22.51%	0
2018	37.905538	32.745559	-13.61%	0
2017	33.576370	37.905538	12.89%	0
2016	28.626532	33.576370	17.29%	0
2015	30.124019	28.626532	-4.97%	0
2014	28.236471	30.124019	6.68%	0
2013	21.766621	28.236471	29.72%	0
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.805168	19.088899	-3.62%	0
2019	16.401742	19.805168	20.75%	0
2018	19.373540	16.401742	-15.34%	0
2017	17.453402	19.373540	11.00%	0
2016	15.221537	17.453402	14.66%	0
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.615828	40.574901	37.00%	0
2019	22.437391	29.615828	31.99%	0
2018	25.076652	22.437391	-10.52%	0
2017	20.632406	25.076652	21.54%	0
2016	19.582007	20.632406	5.36%	0
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.340485	34.116497	2.33%	0
2019	28.810360	33.340485	15.72%	0
2018	35.659867	28.810360	-19.21%	0
2017	33.628005	35.659867	6.04%	0
2016	27.455235	33.628005	22.48%	0
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.699768	41.396084	19.30%	0
2019	28.391196	34.699768	22.22%	0
2018	33.411675	28.391196	-15.03%	0
2017	30.270369	33.411675	10.38%	0
2016	25.333159	30.270369	19.49%	0
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.201918	20.125103	10.57%	0
2019	14.574975	18.201918	24.88%	0
2018	15.739057	14.574975	-7.40%	0
2017	12.937887	15.739057	21.65%	0
2016	11.685965	12.937887	10.71%	0
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.939415	20.928840	10.50%	0
2019	15.410961	18.939415	22.90%	0
2018	16.795166	15.410961	-8.24%	0
2017	14.552164	16.795166	15.41%	0
2016	13.554065	14.552164	7.36%	0
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.459136	14.213679	-8.06%	0
2019	12.154858	15.459136	27.18%	0
2018	12.995619	12.154858	-6.47%	0
2017	12.556448	12.995619	3.50%	0
2016	12.015044	12.556448	4.51%	0
2015	13.062566	12.015044	-8.02%	0
2014	10.417275	13.062566	25.39%	0
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.124115	21.974624	14.91%	0
2019	14.991145	19.124115	27.57%	0
2018	16.165603	14.991145	-7.27%	0
2017	13.676096	16.165603	18.20%	0
2016	12.590870	13.676096	8.62%	0
2015	12.793095	12.590870	-1.58%	0
2014	11.603655	12.793095	10.25%	0
2013*	10.000000	11.603655	16.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.325249	9.349602	0.26%	0
2019	9.188790	9.325249	1.49%	0
2018	9.349021	9.188790	-1.71%	0
2017	9.439014	9.349021	-0.95%	0
2016	9.445015	9.439014	-0.06%	0
2015	9.720355	9.445015	-2.83%	0
2014	9.920601	9.720355	-2.02%	0
2013	10.164262	9.920601	-2.40%	0
2012	10.070717	10.164262	0.93%	0
2011	10.195882	10.070717	-1.23%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.285225	18.945605	16.34%	0
2019	13.366460	16.285225	21.84%	0
2018	15.465638	13.366460	-13.57%	0
2017	13.891091	15.465638	11.33%	0
2016	11.786304	13.891091	17.86%	0
2015	12.709035	11.786304	-7.26%	0
2014	12.467470	12.709035	1.94%	0
2013*	10.000000	12.467470	24.67%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.186886	31.590239	56.49%	0
2019	15.130620	20.186886	33.42%	0
2018	16.697827	15.130620	-9.39%	0
2017	13.428674	16.697827	24.34%	0
2016	12.985674	13.428674	3.41%	0
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	37.778721	51.461738	36.22%	0
2019	29.247424	37.778721	29.17%	0
2018	32.107634	29.247424	-8.91%	0
2017	26.435064	32.107634	21.46%	0
2016	26.027829	26.435064	1.56%	0
2015	26.432332	26.027829	-1.53%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.727039	8.803082	0.87%	0
2019	8.632544	8.727039	1.09%	0
2018	8.765631	8.632544	-1.52%	0
2017	8.910358	8.765631	-1.62%	0
2016	9.028122	8.910358	-1.30%	0
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.507975	34.398531	16.57%	0
2019	24.041355	29.507975	22.74%	0
2018	26.159329	24.041355	-8.10%	0
2017	22.653111	26.159329	15.48%	0
2016	21.146801	22.653111	7.12%	0
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.902609	11.470690	5.21%	0
2019	10.006954	10.902609	8.95%	0
2018	10.856356	10.006954	-7.82%	0
2017	9.820090	10.856356	10.55%	0
2016	8.919993	9.820090	10.09%	0
2015	10.074444	8.919993	-11.46%	0
2014	10.285999	10.074444	-2.06%	0
2013	10.538238	10.285999	-2.39%	0
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.474196	10.884289	3.92%	0
2019	9.369848	10.474196	11.79%	0
2018	10.098736	9.369848	-7.22%	0
2017	9.434274	10.098736	7.04%	0
2016	8.546273	9.434274	10.39%	0
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.618922	11.457360	7.90%	0
2019	10.186541	10.618922	4.24%	0
2018	10.892905	10.186541	-6.48%	0
2017	10.088472	10.892905	7.97%	0
2016	10.054512	10.088472	0.34%	0
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.195977	10.228337	0.32%	0
2019	10.062578	10.195977	1.33%	0
2018	10.297605	10.062578	-2.28%	0
2017	10.430302	10.297605	-1.27%	0
2016	10.559205	10.430302	-1.22%	0
2015	10.807402	10.559205	-2.30%	0
2014	11.002185	10.807402	-1.77%	0
2013	11.310560	11.002185	-2.73%	0
2012	10.970530	11.310560	3.10%	0
2011	11.138787	10.970530	-1.51%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.908125	9.867195	-0.41%	0
2019	9.895380	9.908125	0.13%	0
2018	10.007688	9.895380	-1.12%	0
2017	10.032315	10.007688	-0.25%	0
2016*	10.000000	10.032315	0.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.505457	11.116647	5.82%	0
2019	9.953897	10.505457	5.54%	0
2018	10.275795	9.953897	-3.13%	0
2017	10.054226	10.275795	2.20%	0
2016	10.051626	10.054226	0.03%	0
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	0
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.466591	23.622404	35.24%	0
2019	13.100787	17.466591	33.32%	0
2018	13.126260	13.100787	-0.19%	0
2017	10.283663	13.126260	27.64%	0
2016*	10.000000	10.283663	2.84%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.614025	19.250866	9.29%	0
2019	14.434812	17.614025	22.02%	0
2018	18.306328	14.434812	-21.15%	0
2017	14.831822	18.306328	23.43%	0
2016	15.593682	14.831822	-4.89%	0
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.394500	33.95%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.673507	13.073599	3.16%	0
2019	9.967730	12.673507	27.15%	0
2018	11.173293	9.967730	-10.79%	0
2017*	10.000000	11.173293	11.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.450064	49.722154	26.04%	0
2019	31.455776	39.450064	25.41%	0
2018	31.992907	31.455776	-1.68%	0
2017	25.772901	31.992907	24.13%	0
2016	29.604387	25.772901	-12.94%	0
2015	26.996859	29.604387	9.66%	0
2014	21.100280	26.996859	27.95%	0
2013	14.378070	21.100280	46.75%	0
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.307165	6.148706	15.86%	0
2019	4.879804	5.307165	8.76%	0
2018	6.993495	4.879804	-30.22%	0
2017	7.316526	6.993495	-4.42%	0
2016	5.232139	7.316526	39.84%	0
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.455253	6.335429	16.13%	0
2019	5.001494	5.455253	9.07%	0
2018	7.153403	5.001494	-30.08%	0
2017	7.463016	7.153403	-4.15%	0
2016	5.325857	7.463016	40.13%	0
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.706604	10.277082	-4.01%	0
2019*	10.000000	10.706604	7.07%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.955629	47.623417	53.84%	0
2019	25.434284	30.955629	21.71%	0
2018	25.753254	25.434284	-1.24%	0
2017	20.985112	25.753254	22.72%	0
2016	19.974321	20.985112	5.06%	0
2015	21.094660	19.974321	-5.31%	0
2014	22.049753	21.094660	-4.33%	0
2013	15.053297	22.049753	46.48%	0
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.206156	12.473080	2.19%	0
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.286100	29.244908	-0.14%	0
2019	24.311940	29.286100	20.46%	0
2018	26.500794	24.311940	-8.26%	0
2017	22.928019	26.500794	15.58%	0
2016	21.181396	22.928019	8.25%	0
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.642561	8.608365	-0.40%	0
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.223998	36.378002	0.43%	0
2019	31.001735	36.223998	16.85%	0
2018	37.563538	31.001735	-17.47%	0
2017	34.154602	37.563538	9.98%	0
2016	28.083164	34.154602	21.62%	0
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.757741	12.552745	6.76%	0
2019	11.079076	11.757741	6.13%	0
2018	11.700423	11.079076	-5.31%	0
2017	11.580532	11.700423	1.04%	0
2016	11.383298	11.580532	1.73%	0
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.830990	30.226197	8.61%	0
2019	23.078438	27.830990	20.59%	0
2018	25.521835	23.078438	-9.57%	0
2017	21.768976	25.521835	17.24%	0
2016	19.732325	21.768976	10.32%	0
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.848844	27.439825	-1.47%	0
2019	22.154204	27.848844	25.70%	0
2018	26.123655	22.154204	-15.19%	0
2017	24.047497	26.123655	8.63%	0
2016	20.107002	24.047497	19.60%	0
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.367885	28.856548	-1.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.109790	11.585669	4.28%	0
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.036342	10.615980	5.78%	0
2019	9.435850	10.036342	6.36%	0
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.934498	14.063937	0.93%	0
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.947964	18.759882	17.63%	0
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.388453	13.019702	5.10%	0
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.708495	43.890483	7.82%	0
2019	34.181034	40.708495	19.10%	0
2018	38.540075	34.181034	-11.31%	0
2017	35.181853	38.540075	9.55%	0
2016	28.712668	35.181853	22.53%	0
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	32
2013	21.474692	29.448071	37.13%	32
2012	19.040545	21.474692	12.78%	36
2011	19.428449	19.040545	-2.00%	41
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.583517	37.377210	14.71%	0
2019	25.554283	32.583517	27.51%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.086070	34.971568	20.23%	0
2019	21.981584	29.086070	32.32%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.437040	24.980302	16.53%	0
2019	18.106619	21.437040	18.39%	0
2018	23.024350	18.106619	-21.36%	0
2017	18.995528	23.024350	21.21%	0
2016	16.689162	18.995528	13.82%	0
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.750584	11.137183	3.60%	0
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.950343	15.205199	-4.67%	0
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.267801	10.206006	-0.60%	0
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.530572	10.334548	-1.86%	0
2019	9.011431	10.530572	16.86%	0
2018*	10.000000	9.011431	-9.89%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.413862	13.048200	5.11%	0
2019	11.668721	12.413862	6.39%	0
2018	12.070333	11.668721	-3.33%	0
2017	11.937700	12.070333	1.11%	0
2016	11.831347	11.937700	0.90%	0
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.292237	13.126896	27.54%	0
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.721684	17.196211	9.38%	0
2019	13.937833	15.721684	12.80%	0
2018	14.941397	13.937833	-6.72%	0
2017	13.591851	14.941397	9.93%	0
2016	13.253330	13.591851	2.55%	0
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.175815	19.201964	11.80%	0
2019	14.702477	17.175815	16.82%	0
2018	16.065929	14.702477	-8.49%	0
2017	14.179379	16.065929	13.30%	0
2016	13.751411	14.179379	3.11%	0
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	831
2011	11.638850	11.201851	-3.75%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.946876	21.536841	13.67%	0
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.187215	15.694639	19.01%	0
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.152364	47.151795	26.91%	0
2019	29.041606	37.152364	27.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.513347	7.530076	-34.60%	0
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.372962	27.355665	3.73%	0
2019	21.291453	26.372962	23.87%	0
2018	23.891671	21.291453	-10.88%	0
2017	21.761985	23.891671	9.79%	0
2016	18.970272	21.761985	14.72%	0
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.191211	14.879524	4.85%	0
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.154751	51.976559	39.89%	0
2019	28.457818	37.154751	30.56%	0
2018	29.333682	28.457818	-2.99%	0
2017	22.325583	29.333682	31.39%	0
2016	22.782894	22.325583	-2.01%	0
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.733391	13.545816	6.38%	0
2019	11.943365	12.733391	6.61%	0
2018	12.354877	11.943365	-3.33%	0
2017	12.190613	12.354877	1.35%	0
2016	11.972600	12.190613	1.82%	0
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	284
2013	12.615011	12.039095	-4.57%	285
2012	12.258973	12.615011	2.90%	244
2011	11.752048	12.258973	4.31%	209
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.855301	45.778593	14.86%	0
2019	33.203989	39.855301	20.03%	0
2018	39.985118	33.203989	-16.96%	0
2017	34.037746	39.985118	17.47%	0
2016	31.205243	34.037746	9.08%	0
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.488365	26.399158	12.39%	0
2019	18.904088	23.488365	24.25%	0
2018	22.841045	18.904088	-17.24%	0
2017	18.029926	22.841045	26.68%	0
2016	19.529322	18.029926	-7.68%	0
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.805980	11.631771	-9.17%	0
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.594990	35.363820	5.27%	0
2019	25.707757	33.594990	30.68%	0
2018	31.980768	25.707757	-19.61%	0
2017	27.555795	31.980768	16.06%	0
2016	25.875700	27.555795	6.49%	0
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.157821	14.328094	8.89%	0
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	0
2016	10.630221	11.725407	10.30%	0
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.594715	15.302433	-1.87%	0
2019	13.788455	15.594715	13.10%	0
2018	14.787805	13.788455	-6.76%	0
2017	13.835285	14.787805	6.88%	0
2016	12.450280	13.835285	11.12%	0
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	32.265677	36.464365	13.01%	0
2019	25.620517	32.265677	25.94%	0
2018	27.700716	25.620517	-7.51%	0
2017	23.576251	27.700716	17.49%	0
2016	20.847005	23.576251	13.09%	0
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.892059	37.816746	2.51%	0
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	0
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	50
2013	21.967646	29.165614	32.77%	48
2012	19.042266	21.967646	15.36%	57
2011	20.303088	19.042266	-6.21%	63
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.518838	13.153946	14.20%	0
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.793374	18.101975	-3.68%	0
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.806212	8.128388	-7.70%	0
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.886622	12.060019	1.46%	0
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.889910	10.285333	4.00%	0
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.224216	9.653117	4.65%	0
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.480965	29.725103	38.38%	0
2019	16.157368	21.480965	32.95%	0
2018	17.253945	16.157368	-6.36%	0
2017	13.937108	17.253945	23.80%	0
2016	14.018049	13.937108	-0.58%	0
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.538084	45.38%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.112095	46.052681	24.09%	0
2019	28.970580	37.112095	28.10%	0
2018	34.331610	28.970580	-15.62%	0
2017	25.841324	34.331610	32.86%	0
2016	26.557404	25.841324	-2.70%	0
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.013799	10.050367	0.37%	0
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.480387	32.662566	10.79%	0
2019	22.963563	29.480387	28.38%	0
2018	25.644598	22.963563	-10.45%	0
2017	22.560441	25.644598	13.67%	0
2016	20.799097	22.560441	8.47%	0
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	198
2013	15.021393	19.240734	28.09%	220
2012	13.219623	15.021393	13.63%	228
2011	13.607633	13.219623	-2.85%	247

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.138809	16.071594	6.16%	0
2019	12.424219	15.138809	21.85%	0
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.166291	45.662349	16.59%	0
2019	31.863862	39.166291	22.92%	0
2018	36.555250	31.863862	-12.83%	0
2017	32.928435	36.555250	11.01%	0
2016	28.713249	32.928435	14.68%	0
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.277278	12.122682	17.96%	0
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.739794	17.467134	10.97%	0
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	0
2017	12.488649	14.395202	15.27%	0
2016	13.152349	12.488649	-5.05%	0
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.711487	13.134017	3.32%	0
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.425818	29.659457	45.21%	0
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.687088	30.766495	11.12%	0
2019	23.236019	27.687088	19.16%	0
2018	23.745083	23.236019	-2.14%	0
2017	20.624237	23.745083	15.13%	0
2016	20.285342	20.624237	1.67%	0
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.972656	10.714672	7.44%	0
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.310983	64.102613	35.49%	0
2019	35.475349	47.310983	33.36%	0
2018	35.793847	35.475349	-0.89%	0
2017	28.252628	35.793847	26.69%	0
2016	28.437489	28.252628	-0.65%	0
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.785300	45.220308	46.89%	0
2019	21.813724	30.785300	41.13%	0
2018	22.186202	21.813724	-1.68%	0
2017	15.709029	22.186202	41.23%	0
2016	14.157758	15.709029	10.96%	0
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.304373	30.871277	13.06%	0
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.465323	9.106241	-3.79%	0
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.199785	10.677932	4.69%	0
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.649019	29.295898	41.88%	0
2019	14.998519	20.649019	37.67%	0
2018	15.662335	14.998519	-4.24%	0
2017	12.721108	15.662335	23.12%	0
2016	11.997419	12.721108	6.03%	0
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.017270	33.211292	0.59%	0
2019	26.161819	33.017270	26.20%	0
2018	29.952720	26.161819	-12.66%	0
2017	26.190386	29.952720	14.37%	0
2016	23.619868	26.190386	10.88%	0
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	153
2013	17.241002	22.782329	32.14%	166
2012	15.268221	17.241002	12.92%	178
2011	15.740351	15.268221	-3.00%	191
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.765856	12.117587	12.56%	0
2019*	10.000000	10.765856	7.66%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.722513	23.103270	17.14%	0
2019	16.106632	19.722513	22.45%	0
2018	18.311334	16.106632	-12.04%	0
2017	14.815493	18.311334	23.60%	0
2016	14.639677	14.815493	1.20%	0
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.556347	19.715825	19.08%	0
2019	12.171445	16.556347	36.03%	0
2018	12.420294	12.171445	-2.00%	0
2017	9.948556	12.420294	24.85%	0
2016	9.644725	9.948556	3.15%	0
2015*	10.000000	9.644725	-3.55%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.209966	32.10%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.519860	35.20%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.287668	12.878229	4.81%	0
2019	11.399590	12.287668	7.79%	0
2018	11.807065	11.399590	-3.45%	0
2017	11.440755	11.807065	3.20%	0
2016	11.089431	11.440755	3.17%	0
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.871959	22.493537	2.84%	0
2019	19.658649	21.871959	11.26%	0
2018	21.705105	19.658649	-9.43%	0
2017	20.323315	21.705105	6.80%	0
2016	18.858231	20.323315	7.77%	0
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.209154	10.766388	-3.95%	0
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.536806	21.730247	11.23%	0
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	0
2017	15.608889	17.877041	14.53%	0
2016	14.428448	15.608889	8.18%	0
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.782630	17.310469	46.92%	0
2019	9.101980	11.782630	29.45%	0
2018	11.210407	9.101980	-18.81%	0
2017	9.162929	11.210407	22.35%	0
2016	9.640328	9.162929	-4.95%	0
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	482
2013	8.779059	10.358492	17.99%	482
2012	7.798884	8.779059	12.57%	497
2011	8.854791	7.798884	-11.92%	490
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.899882	18.444827	9.14%	0
2019	14.358063	16.899882	17.70%	0
2018	15.508121	14.358063	-7.42%	0
2017	13.742313	15.508121	12.85%	0
2016	12.936619	13.742313	6.23%	0
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	188
2012	9.484316	10.694457	12.76%	576
2011	9.642376	9.484316	-1.64%	388
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.566104	11.244618	6.42%	0
2019	9.948833	10.566104	6.20%	0
2018	10.321399	9.948833	-3.61%	0
2017	10.261170	10.321399	0.59%	0
2016	10.257067	10.261170	0.04%	0
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	220
2012	10.619417	10.861918	2.28%	555
2011	10.306571	10.619417	3.04%	344
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.854358	26.405359	26.62%	0
2019	15.877800	20.854358	31.34%	0
2018	17.991002	15.877800	-11.75%	0
2017	14.095292	17.991002	27.64%	0
2016	14.436052	14.095292	-2.36%	0
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.434941	33.122252	47.64%	0
2019	17.670266	22.434941	26.96%	0
2018	18.255174	17.670266	-3.20%	0
2017	14.657029	18.255174	24.55%	0
2016	13.789587	14.657029	6.29%	0
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.084507	19.928160	10.19%	0
2019	14.767337	18.084507	22.46%	0
2018	15.494573	14.767337	-4.69%	0
2017	13.039542	15.494573	18.83%	0
2016	12.044352	13.039542	8.26%	0
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	225
2012	7.700587	8.784156	14.07%	724
2011	8.082379	7.700587	-4.72%	489
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.151481	14.350499	1.41%	0
2019	13.302099	14.151481	6.39%	0
2018	13.979972	13.302099	-4.85%	0
2017	13.490590	13.979972	3.63%	0
2016	12.740906	13.490590	5.88%	0
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.663124	31.812653	7.25%	0
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	0
2016	19.125757	20.719226	8.33%	0
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	187
2013	14.038553	17.893068	27.46%	208
2012	12.654456	14.038553	10.94%	221
2011	12.935991	12.654456	-2.18%	232

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.351463	29.560399	0.71%	0
2019	23.714918	29.351463	23.77%	0
2018	26.301238	23.714918	-9.83%	0
2017	22.931176	26.301238	14.70%	0
2016	20.012585	22.931176	14.58%	0
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	82
2013	15.695825	20.695251	31.85%	91
2012	13.630653	15.695825	15.15%	100
2011	14.352557	13.630653	-5.03%	107
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.672958	11.913865	11.63%	0
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.628774	16.046208	9.69%	0
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.128269	14.031946	6.88%	0
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	1,532

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.138340	15.357742	8.62%	0
2019	12.066030	14.138340	17.17%	0
2018	13.483910	12.066030	-10.52%	0
2017	11.947312	13.483910	12.86%	0
2016	11.422711	11.947312	4.59%	0
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.498002	12.055611	4.85%	0
2019	10.661228	11.498002	7.85%	0
2018	11.234458	10.661228	-5.10%	0
2017	10.838423	11.234458	3.65%	0
2016	10.630838	10.838423	1.95%	0
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.538950	11.811651	2.36%	0
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.004222	12.559058	4.62%	0
2019	10.673032	12.004222	12.47%	0
2018	11.787722	10.673032	-9.46%	0
2017	10.268357	11.787722	14.80%	0
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.677812	14.753900	7.87%	0
2019	11.880088	13.677812	15.13%	0
2018	13.122733	11.880088	-9.47%	0
2017	11.814656	13.122733	11.07%	0
2016	11.357533	11.814656	4.02%	0
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	618
2011	9.661834	9.196320	-4.82%	618
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.370697	15.721207	9.40%	0
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.667601	13.462442	6.27%	0
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.744996	14.088325	2.50%	0
2019	12.538971	13.744996	9.62%	0
2018	15.263937	12.538971	-17.85%	0
2017	12.762624	15.263937	19.60%	0
2016	12.951272	12.762624	-1.46%	0
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	333
2013	13.202184	15.450904	17.03%	322
2012	11.331470	13.202184	16.51%	343
2011	13.277584	11.331470	-14.66%	337
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.719490	17.19%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.656513	12.128585	4.05%	0
2019	11.004394	11.656513	5.93%	0
2018	11.372198	11.004394	-3.23%	0
2017	11.200787	11.372198	1.53%	0
2016	10.945211	11.200787	2.34%	0
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.432749	13.211029	6.26%	0
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.396221	10.510255	1.10%	0
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.217704	33.274371	10.12%	0
2019	25.278869	30.217704	19.54%	0
2018	31.507248	25.278869	-19.77%	0
2017	22.892092	31.507248	37.63%	0
2016	21.854914	22.892092	4.75%	0
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.631583	21.314877	3.31%	0
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	0
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.924353	11.293382	3.38%	0
2019	10.548742	10.924353	3.56%	0
2018	10.831515	10.548742	-2.61%	0
2017	10.887230	10.831515	-0.51%	0
2016	11.089083	10.887230	-1.82%	0
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	309
2013	11.956428	11.178962	-6.50%	305
2012	11.906138	11.956428	0.42%	257
2011	11.390386	11.906138	4.53%	214
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.792651	7.612425	-2.31%	0
2019	7.856603	7.792651	-0.81%	0
2018	7.952735	7.856603	-1.21%	0
2017	8.126009	7.952735	-2.13%	0
2016	8.337415	8.126009	-2.54%	0
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.045922	9.492693	4.94%	0
2019	7.806189	9.045922	15.88%	0
2018	9.403671	7.806189	-16.99%	0
2017	7.593107	9.403671	23.84%	0
2016	7.742192	7.593107	-1.93%	0
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.944448	10.381535	4.40%	0
2019	8.419518	9.944448	18.11%	0
2018	10.062709	8.419518	-16.33%	0
2017	8.296208	10.062709	21.29%	0
2016	8.468400	8.296208	-2.03%	0
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.203658	29.907670	9.94%	0
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	0
2017	22.010817	25.404617	15.42%	0
2016	20.631727	22.010817	6.68%	0
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.441528	17.529421	6.62%	0
2019	14.627643	16.441528	12.40%	0
2018	15.777749	14.627643	-7.29%	0
2017	14.567863	15.777749	8.31%	0
2016	14.061722	14.567863	3.60%	0
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.029143	21.786307	8.77%	0
2019	17.136146	20.029143	16.88%	0
2018	18.803911	17.136146	-8.87%	0
2017	16.805757	18.803911	11.89%	0
2016	16.005533	16.805757	5.00%	0
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.955404	13.472869	3.99%	0
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.536059	11.754568	1.89%	0
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.079473	12.516366	3.62%	0
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.094005	21.607320	7.53%	0
2019	17.512185	20.094005	14.74%	0
2018	19.055448	17.512185	-8.10%	0
2017	17.314355	19.055448	10.06%	0
2016	16.581702	17.314355	4.42%	0
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.307089	26.607667	9.46%	0
2019	20.473955	24.307089	18.72%	0
2018	22.772424	20.473955	-10.09%	0
2017	20.026333	22.772424	13.71%	0
2016	18.942264	20.026333	5.72%	0
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.404283	17.353248	5.78%	0
2019	14.833471	16.404283	10.59%	0
2018	15.814004	14.833471	-6.20%	0
2017	14.857986	15.814004	6.43%	0
2016	14.423121	14.857986	3.02%	0
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	4,220
2011	12.864085	12.795373	-0.53%	4,220
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.384758	10.840999	4.39%	0
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.683021	12.051397	12.81%	0
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.087379	25.431569	26.60%	0
2019	15.829473	20.087379	26.90%	0
2018	16.809340	15.829473	-5.83%	0
2017	13.279826	16.809340	26.58%	0
2016	13.360452	13.279826	-0.60%	0
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	139
2013	9.455041	12.384991	30.99%	153
2012	8.354559	9.455041	13.17%	160
2011	8.859090	8.354559	-5.70%	169
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.271356	12.806516	4.36%	0
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.120424	14.721009	4.25%	0
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.148833	39.444062	15.51%	0
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	0
2017	21.477644	26.597647	23.84%	0
2016	21.328997	21.477644	0.70%	0
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.344496	26.030283	-1.19%	0
2019	21.339706	26.344496	23.45%	0
2018	24.192566	21.339706	-11.79%	0
2017	22.892101	24.192566	5.68%	0
2016	19.539878	22.892101	17.16%	0
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.758328	17.58%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.770879	43.839708	10.23%	0
2019	32.479909	39.770879	22.45%	0
2018	37.617452	32.479909	-13.66%	0
2017	33.338231	37.617452	12.84%	0
2016	28.438030	33.338231	17.23%	0
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.686942	18.965209	-3.67%	0
2019	16.312200	19.686942	20.69%	0
2018	19.277733	16.312200	-15.38%	0
2017	17.375973	19.277733	10.94%	0
2016	15.161768	17.375973	14.60%	0
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	208
2013	10.625415	14.048896	32.22%	230
2012	9.372148	10.625415	13.37%	262
2011	9.845472	9.372148	-4.81%	274

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.360542	40.204545	36.93%	0
2019	22.255389	29.360542	31.93%	0
2018	24.886092	22.255389	-10.57%	0
2017	20.486095	24.886092	21.48%	0
2016	19.453096	20.486095	5.31%	0
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.053148	33.805118	2.28%	0
2019	28.576720	33.053148	15.66%	0
2018	35.388948	28.576720	-19.25%	0
2017	33.389597	35.388948	5.99%	0
2016	27.274525	33.389597	22.42%	0
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.400655	41.018209	19.24%	0
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	0
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.093306	19.994754	10.51%	0
2019	14.495430	18.093306	24.82%	0
2018	15.661239	14.495430	-7.44%	0
2017	12.880503	15.661239	21.59%	0
2016	11.640080	12.880503	10.66%	0
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.826366	20.793238	10.45%	0
2019	15.326830	18.826366	22.83%	0
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	267
2013	9.567855	12.918651	35.02%	289
2012	8.815334	9.567855	8.54%	325
2011	9.350943	8.815334	-5.73%	329
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.366886	14.121608	-8.10%	0
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.058837	21.888391	14.85%	0
2019	14.947649	19.058837	27.50%	0
2018	16.127017	14.947649	-7.31%	0
2017	13.650424	16.127017	18.14%	0
2016	12.573658	13.650424	8.56%	0
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.269587	9.289039	0.21%	0
2019	9.138619	9.269587	1.43%	0
2018	9.302776	9.138619	-1.76%	0
2017	9.397131	9.302776	-1.00%	0
2016	9.407928	9.397131	-0.11%	0
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.229630	18.871258	16.28%	0
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	0
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.066407	31.385622	56.41%	0
2019	15.048029	20.066407	33.35%	0
2018	16.615262	15.048029	-9.43%	0
2017	13.369108	16.615262	24.28%	0
2016	12.934688	13.369108	3.36%	0
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	177
2013	9.755918	13.177666	35.07%	174
2012	8.732915	9.755918	11.71%	197
2011	9.378430	8.732915	-6.88%	210
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	37.450780	50.988870	36.15%	0
2019	29.008415	37.450780	29.10%	0
2018	31.861691	29.008415	-8.96%	0
2017	26.245982	31.861691	21.40%	0
2016	25.854870	26.245982	1.51%	0
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.651835	8.722751	0.82%	0
2019	8.562546	8.651835	1.04%	0
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.256743	34.088167	16.51%	0
2019	23.848893	29.256743	22.68%	0
2018	25.963308	23.848893	-8.14%	0
2017	22.494860	25.963308	15.42%	0
2016	21.009810	22.494860	7.07%	0
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.859809	11.419798	5.16%	0
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.438408	10.841534	3.86%	0
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.560994	11.389011	7.84%	0
2019	10.136161	10.560994	4.19%	0
2018	10.844618	10.136161	-6.53%	0
2017	10.048882	10.844618	7.92%	0
2016	10.020181	10.048882	0.29%	0
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.140324	10.167284	0.27%	0
2019	10.012797	10.140324	1.27%	0
2018	10.251948	10.012797	-2.33%	0
2017	10.389373	10.251948	-1.32%	0
2016	10.523153	10.389373	-1.27%	0
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	161
2013	11.289295	10.975869	-2.78%	157
2012	10.955543	11.289295	3.05%	137
2011	11.129257	10.955543	-1.56%	117
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.889486	9.843586	-0.46%	0
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.458872	11.061676	5.76%	0
2019	9.914845	10.458872	5.49%	0
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.435603	23.568422	35.17%	0
2019	13.084254	17.435603	33.26%	0
2018	13.116469	13.084254	-0.25%	0
2017	10.281247	13.116469	27.58%	0
2016*	10.000000	10.281247	2.81%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.464064	19.077184	9.24%	0
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.389945	33.90%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.656183	13.049035	3.10%	0
2019	9.959210	12.656183	27.08%	0
2018	11.169507	9.959210	-10.84%	0
2017*	10.000000	11.169507	11.70%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.255014	49.450960	25.97%	0
2019	31.316318	39.255014	25.35%	0
2018	31.867520	31.316318	-1.73%	0
2017	25.685022	31.867520	24.07%	0
2016	29.518552	25.685022	-12.99%	0
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.286300	6.121404	15.80%	0
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	0
2017	7.299016	6.973184	-4.46%	0
2016	5.222290	7.299016	39.77%	0
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.433814	6.307287	16.07%	0
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.702926	10.268260	-4.06%	0
2019*	10.000000	10.702926	7.03%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.716299	47.231014	53.77%	0
2019	25.250586	30.716299	21.65%	0
2018	25.580440	25.250586	-1.29%	0
2017	20.854950	25.580440	22.66%	0
2016	19.860591	20.854950	5.01%	0
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.158226	12.417714	2.13%	0
2019	10.831896	12.158226	12.24%	0
2018	12.004788	10.831896	-9.77%	0
2017	10.780205	12.004788	11.36%	0
2016	10.706760	10.780205	0.69%	0
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	29.033467	28.977738	-0.19%	0
2019	24.114586	29.033467	20.40%	0
2018	26.299245	24.114586	-8.31%	0
2017	22.765294	26.299245	15.52%	0
2016	21.041834	22.765294	8.19%	0
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.635156	8.596571	-0.45%	0
2019	7.591134	8.635156	13.75%	0
2018*	10.000000	7.591134	-24.09%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.911579	36.045763	0.37%	0
2019	30.750123	35.911579	16.79%	0
2018	37.277923	30.750123	-17.51%	0
2017	33.912253	37.277923	9.92%	0
2016	27.898161	33.912253	21.56%	0
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.655619	12.437336	6.71%	0
2019	10.988497	11.655619	6.07%	0
2018	11.610751	10.988497	-5.36%	0
2017	11.497657	11.610751	0.98%	0
2016	11.307614	11.497657	1.68%	0
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	23
2011	11.658277	12.689829	8.85%	1,105

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.590982	29.950158	8.55%	0
2019	22.891154	27.590982	20.53%	0
2018	25.327802	22.891154	-9.62%	0
2017	21.614532	25.327802	17.18%	0
2016	19.602357	21.614532	10.26%	0
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.640017	27.220090	-1.52%	0
2019	21.999369	27.640017	25.64%	0
2018	25.954475	21.999369	-15.24%	0
2017	23.903981	25.954475	8.58%	0
2016	19.997230	23.903981	19.54%	0
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.114919	28.593311	-1.79%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.083194	11.552007	4.23%	0
2019	9.906678	11.083194	11.88%	0
2018	10.475163	9.906678	-5.43%	0
2017	10.043111	10.475163	4.30%	0
2016	9.138955	10.043111	9.89%	0
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.012295	10.585112	5.72%	0
2019	9.418074	10.012295	6.31%	0
2018	9.741164	9.418074	-3.32%	0
2017	9.689801	9.741164	0.53%	0
2016	9.708998	9.689801	-0.20%	0
2015*	10.000000	9.708998	-2.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.901126	14.023064	0.88%	0
2019	11.197251	13.901126	24.15%	0
2018	12.418950	11.197251	-9.84%	0
2017	10.944611	12.418950	13.47%	0
2016	9.681185	10.944611	13.05%	0
2015*	10.000000	9.681185	-3.19%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.860926	18.647916	17.57%	0
2019	13.828888	15.860926	14.69%	0
2018	15.364666	13.828888	-10.00%	0
2017	13.871959	15.364666	10.76%	0
2016	13.719189	13.871959	1.11%	0
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.352433	12.975181	5.04%	0
2019	10.581266	12.352433	16.74%	0
2018	12.886883	10.581266	-17.89%	0
2017	11.500151	12.886883	12.06%	0
2016	10.248298	11.500151	12.22%	0
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.357403	43.489638	7.76%	0
2019	33.903630	40.357403	19.04%	0
2018	38.247054	33.903630	-11.36%	0
2017	34.932237	38.247054	9.49%	0
2016	28.523542	34.932237	22.47%	0
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.302535	37.035880	14.65%	0
2019	25.346917	32.302535	27.44%	0
2018	27.355521	25.346917	-7.34%	0
2017	23.168740	27.355521	18.07%	0
2016	21.343472	23.168740	8.55%	0
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	28.835338	34.652303	20.17%	0
2019	21.803281	28.835338	32.25%	0
2018	24.100589	21.803281	-9.53%	0
2017	19.480287	24.100589	23.72%	0
2016	18.580423	19.480287	4.84%	0
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.252116	24.752110	16.47%	0
2019	17.959630	21.252116	18.33%	0
2018	22.849260	17.959630	-21.40%	0
2017	18.860725	22.849260	21.15%	0
2016	16.579198	18.860725	13.76%	0
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.735880	11.116240	3.54%	0
2019	9.459455	10.735880	13.49%	0
2018	10.117987	9.459455	-6.51%	0
2017*	10.000000	10.117987	1.18%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.895866	15.145491	-4.72%	0
2019	12.778083	15.895866	24.40%	0
2018	15.798164	12.778083	-19.12%	0
2017	14.512267	15.798164	8.86%	0
2016	11.365422	14.512267	27.69%	0
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.232693	10.165909	-0.65%	0
2019	9.811320	10.232693	4.29%	0
2018	10.083345	9.811320	-2.70%	0
2017	10.007281	10.083345	0.76%	0
2016	9.430071	10.007281	6.12%	0
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.523158	10.321978	-1.91%	0
2019	9.009712	10.523158	16.80%	0
2018*	10.000000	9.009712	-9.90%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.306768	12.929003	5.06%	0
2019	11.573997	12.306768	6.33%	0
2018	11.978524	11.573997	-3.38%	0
2017	11.852969	11.978524	1.06%	0
2016	11.753392	11.852969	0.85%	0
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.283421	13.108920	27.48%	0
2019	8.172139	10.283421	25.84%	0
2018*	10.000000	8.172139	-18.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.603802	17.058513	9.32%	0
2019	13.840428	15.603802	12.74%	0
2018	14.844628	13.840428	-6.76%	0
2017	13.510731	14.844628	9.87%	0
2016	13.180987	13.510731	2.50%	0
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.046923	19.048090	11.74%	0
2019	14.599643	17.046923	16.76%	0
2018	15.961807	14.599643	-8.53%	0
2017	14.094690	15.961807	13.25%	0
2016	13.676281	14.094690	3.06%	0
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.804827	21.364409	13.61%	0
2019	15.555836	18.804827	20.89%	0
2018	17.372869	15.555836	-10.46%	0
2017	14.777130	17.372869	17.57%	0
2016	14.261465	14.777130	3.62%	0
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.162442	15.657126	18.95%	0
2019	10.888055	13.162442	20.89%	0
2018	11.699984	10.888055	-6.94%	0
2017	10.344215	11.699984	13.11%	0
2016*	10.000000	10.344215	3.44%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.832065	46.721315	26.85%	0
2019	28.806009	36.832065	27.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.426931	7.469702	-34.63%	0
2019	10.682423	11.426931	6.97%	0
2018	14.580757	10.682423	-26.74%	0
2017	15.396180	14.580757	-5.30%	0
2016	11.839236	15.396180	30.04%	0
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.145443	27.105734	3.67%	0
2019	21.118598	26.145443	23.80%	0
2018	23.709937	21.118598	-10.93%	0
2017	21.607502	23.709937	9.73%	0
2016	18.845245	21.607502	14.66%	0
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.164552	14.843952	4.80%	0
2019	11.214155	14.164552	26.31%	0
2018	12.681000	11.214155	-11.57%	0
2017	11.163925	12.681000	13.59%	0
2016*	10.000000	11.163925	11.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	36.834365	51.501958	39.82%	0
2019	28.226900	36.834365	30.49%	0
2018	29.110680	28.226900	-3.04%	0
2017	22.167176	29.110680	31.32%	0
2016	22.632815	22.167176	-2.06%	0
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.623622	13.422158	6.33%	0
2019	11.846480	12.623622	6.56%	0
2018	12.260984	11.846480	-3.38%	0
2017	12.104156	12.260984	1.30%	0
2016	11.893772	12.104156	1.77%	0
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	25
2011	11.704638	12.203278	4.26%	1,144
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.511666	45.360604	14.80%	0
2019	32.934583	39.511666	19.97%	0
2018	39.681183	32.934583	-17.00%	0
2017	33.796300	39.681183	17.41%	0
2016	30.999745	33.796300	9.02%	0
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.285828	26.158096	12.33%	0
2019	18.750703	23.285828	24.19%	0
2018	22.667427	18.750703	-17.28%	0
2017	17.902030	22.667427	26.62%	0
2016	19.400715	17.902030	-7.72%	0
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.762224	11.586059	-9.22%	0
2019	10.657128	12.762224	19.75%	0
2018	11.698480	10.657128	-8.90%	0
2017	11.573329	11.698480	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.305249	35.040823	5.21%	0
2019	25.499136	33.305249	30.61%	0
2018	31.737642	25.499136	-19.66%	0
2017	27.360296	31.737642	16.00%	0
2016	25.705272	27.360296	6.44%	0
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.079225	14.235198	8.84%	0
2019	11.203400	13.079225	16.74%	0
2018	12.732816	11.203400	-12.01%	0
2017	11.673349	12.732816	9.08%	0
2016	10.588450	11.673349	10.25%	0
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.485680	15.187648	-1.92%	0
2019	13.699079	15.485680	13.04%	0
2018	14.699541	13.699079	-6.81%	0
2017	13.759756	14.699541	6.83%	0
2016	12.388644	13.759756	11.07%	0
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	31.987391	36.131322	12.95%	0
2019	25.412586	31.987391	25.87%	0
2018	27.490107	25.412586	-7.56%	0
2017	23.408963	27.490107	17.43%	0
2016	20.709682	23.408963	13.03%	0
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.573894	37.471366	2.45%	0
2019	29.719555	36.573894	23.06%	0
2018	35.028295	29.719555	-15.16%	0
2017	32.498865	35.028295	7.78%	0
2016	25.627330	32.498865	26.81%	0
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.485409	13.109033	14.14%	0
2019	9.307216	11.485409	23.40%	0
2018	11.350013	9.307216	-18.00%	0
2017	8.298485	11.350013	36.77%	0
2016	7.254047	8.298485	14.40%	0
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.631306	17.936657	-3.73%	0
2019	16.998835	18.631306	9.60%	0
2018	20.643150	16.998835	-17.65%	0
2017	18.160860	20.643150	13.67%	0
2016	17.396099	18.160860	4.40%	0
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.776112	8.096448	-7.74%	0
2019	8.832601	8.776112	-0.64%	0
2018	8.897311	8.832601	-0.73%	0
2017	8.961580	8.897311	-0.72%	0
2016	8.937493	8.961580	0.27%	0
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.839946	12.006496	1.41%	0
2019	10.859697	11.839946	9.03%	0
2018	11.656683	10.859697	-6.84%	0
2017	10.579732	11.656683	10.18%	0
2016	10.409809	10.579732	1.63%	0
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.881446	10.271254	3.94%	0
2019	9.322757	9.881446	5.99%	0
2018*	10.000000	9.322757	-6.77%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.192692	9.615173	4.60%	0
2019	8.987515	9.192692	2.28%	0
2018	9.722141	8.987515	-7.56%	0
2017	9.627162	9.722141	0.99%	0
2016	9.931461	9.627162	-3.06%	0
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.396546	29.593099	38.31%	0
2019	16.102119	21.396546	32.88%	0
2018	17.203828	16.102119	-6.40%	0
2017	13.903734	17.203828	23.74%	0
2016	13.991637	13.903734	-0.63%	0
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.533086	45.33%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	36.792115	45.632196	24.03%	0
2019	28.735540	36.792115	28.04%	0
2018	34.070679	28.735540	-15.66%	0
2017	25.658039	34.070679	32.79%	0
2016	26.382545	25.658039	-2.75%	0
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.976963	10.008251	0.31%	0
2019	9.261002	9.976963	7.73%	0
2018	9.961824	9.261002	-7.04%	0
2017	9.644779	9.961824	3.29%	0
2016	9.317749	9.644779	3.51%	0
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.226296	32.364430	10.74%	0
2019	22.777321	29.226296	28.31%	0
2018	25.449756	22.777321	-10.50%	0
2017	22.400486	25.449756	13.61%	0
2016	20.662199	22.400486	8.41%	0
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.079372	16.000274	6.11%	0
2019	12.381792	15.079372	21.79%	0
2018	14.382657	12.381792	-13.91%	0
2017	12.878328	14.382657	11.68%	0
2016	11.683304	12.878328	10.23%	0
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	38.828579	45.245402	16.53%	0
2019	31.605327	38.828579	22.85%	0
2018	36.277381	31.605327	-12.88%	0
2017	32.694852	36.277381	10.96%	0
2016	28.524157	32.694852	14.62%	0
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.247407	12.081252	17.90%	0
2019	8.222541	10.247407	24.63%	0
2018	10.495507	8.222541	-21.66%	0
2017	8.521284	10.495507	23.17%	0
2016	8.992310	8.521284	-5.24%	0
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.653870	17.362851	10.92%	0
2019	13.197499	15.653870	18.61%	0
2018	14.331366	13.197499	-7.91%	0
2017	12.439622	14.331366	15.21%	0
2016	13.107421	12.439622	-5.09%	0
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.661563	13.075730	3.27%	0
2019	11.690954	12.661563	8.30%	0
2018	12.264155	11.690954	-4.67%	0
2017	11.802344	12.264155	3.91%	0
2016	10.428405	11.802344	13.17%	0
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.345614	29.527851	45.13%	0
2019	15.143145	20.345614	34.36%	0
2018	15.558825	15.143145	-2.67%	0
2017	12.587291	15.558825	23.61%	0
2016	12.177644	12.587291	3.36%	0
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.448453	30.485672	11.07%	0
2019	23.047572	27.448453	19.09%	0
2018	23.564658	23.047572	-2.19%	0
2017	20.477983	23.564658	15.07%	0
2016	20.151803	20.477983	1.62%	0
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.948791	10.683557	7.39%	0
2019	9.347142	9.948791	6.44%	0
2018	9.723134	9.347142	-3.87%	0
2017	9.658130	9.723134	0.67%	0
2016	9.699728	9.658130	-0.43%	0
2015*	10.000000	9.699728	-3.00%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	46.902875	63.517080	35.42%	0
2019	35.187385	46.902875	33.29%	0
2018	35.521624	35.187385	-0.94%	0
2017	28.052087	35.521624	26.63%	0
2016	28.250106	28.052087	-0.70%	0
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.664260	45.019426	46.81%	0
2019	21.739107	30.664260	41.06%	0
2018	22.121724	21.739107	-1.73%	0
2017	15.671380	22.121724	41.16%	0
2016	14.131063	15.671380	10.90%	0
2015	13.864196	14.131063	1.92%	0
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.068933	30.589362	13.01%	0
2019	21.933635	27.068933	23.41%	0
2018	26.540103	21.933635	-17.36%	0
2017	20.829621	26.540103	27.42%	0
2016	22.921736	20.829621	-9.13%	0
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.432973	9.070455	-3.84%	0
2019	8.197583	9.432973	15.07%	0
2018	10.335839	8.197583	-20.69%	0
2017	8.300923	10.335839	24.51%	0
2016	7.055619	8.300923	17.65%	0
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.180604	10.652376	4.63%	0
2019	9.641506	10.180604	5.59%	0
2018	10.003010	9.641506	-3.61%	0
2017	9.887254	10.003010	1.17%	0
2016*	10.000000	9.887254	-1.13%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.567962	29.165934	41.80%	0
2019	14.947309	20.567962	37.60%	0
2018	15.616920	14.947309	-4.29%	0
2017	12.690708	15.616920	23.06%	0
2016	11.974880	12.690708	5.98%	0
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.732684	32.908140	0.54%	0
2019	25.949639	32.732684	26.14%	0
2018	29.725134	25.949639	-12.70%	0
2017	26.004667	29.725134	14.31%	0
2016	23.464375	26.004667	10.83%	0
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.762158	12.107201	12.50%	0
2019*	10.000000	10.762158	7.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.624986	22.977249	17.08%	0
2019	16.035215	19.624986	22.39%	0
2018	18.239562	16.035215	-12.09%	0
2017	14.764969	18.239562	23.53%	0
2016	14.597214	14.764969	1.15%	0
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.515953	19.657628	19.02%	0
2019	12.147982	16.515953	35.96%	0
2018	12.402745	12.147982	-2.05%	0
2017	9.939576	12.402745	24.78%	0
2016	9.640937	9.939576	3.10%	0
2015*	10.000000	9.640937	-3.59%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.205452	32.05%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.515257	35.15%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.182985	12.761959	4.75%	0
2019	11.308271	12.182985	7.74%	0
2018	11.718532	11.308271	-3.50%	0
2017	11.360772	11.718532	3.15%	0
2016	11.017543	11.360772	3.12%	0
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.682024	22.286755	2.79%	0
2019	19.497936	21.682024	11.20%	0
2018	21.538773	19.497936	-9.48%	0
2017	20.177895	21.538773	6.74%	0
2016	18.732878	20.177895	7.71%	0
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.182341	10.735122	-4.00%	0
2019	8.978671	11.182341	24.54%	0
2018	10.009432	8.978671	-10.30%	0
2017	9.130462	10.009432	9.63%	0
2016	8.153143	9.130462	11.99%	0
2015*	10.000000	8.153143	-18.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.445109	21.617159	11.17%	0
2019	16.099985	19.445109	20.78%	0
2018	17.811481	16.099985	-9.61%	0
2017	15.559612	17.811481	14.47%	0
2016	14.390243	15.559612	8.13%	0
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.712298	17.198322	46.84%	0
2019	9.052289	11.712298	29.38%	0
2018	11.154967	9.052289	-18.85%	0
2017	9.122272	11.154967	22.28%	0
2016	9.602467	9.122272	-5.00%	0
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.781806	18.306558	9.09%	0
2019	14.265066	16.781806	17.64%	0
2018	15.415640	14.265066	-7.46%	0
2017	13.667360	15.415640	12.79%	0
2016	12.872642	13.667360	6.17%	0
2015	13.087481	12.872642	-1.64%	0
2014	12.798162	13.087481	2.26%	3,879
2013	10.657965	12.798162	20.08%	4,061
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.492240	11.160273	6.37%	0
2019	9.884348	10.492240	6.15%	0
2018	10.259794	9.884348	-3.66%	0
2017	10.205140	10.259794	0.54%	0
2016	10.206281	10.205140	-0.01%	0
2015	10.503007	10.206281	-2.83%	0
2014	10.271972	10.503007	2.25%	3,535
2013	10.824807	10.271972	-5.11%	3,866
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.708560	26.207306	26.55%	0
2019	15.774886	20.708560	31.28%	0
2018	17.883640	15.774886	-11.79%	0
2017	14.018342	17.883640	27.57%	0
2016	14.364591	14.018342	-2.41%	0
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.278248	32.874069	47.56%	0
2019	17.555865	22.278248	26.90%	0
2018	18.146342	17.555865	-3.25%	0
2017	14.577106	18.146342	24.49%	0
2016	13.721406	14.577106	6.24%	0
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.967329	19.788873	10.14%	0
2019	14.679180	17.967329	22.40%	0
2018	15.410034	14.679180	-4.74%	0
2017	12.975019	15.410034	18.77%	0
2016	11.990893	12.975019	8.21%	0
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	3,348
2013	8.758641	11.343599	29.51%	3,607
2012	7.682165	8.758641	14.01%	12
2011	8.067167	7.682165	-4.77%	680
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.029429	14.219441	1.35%	0
2019	13.194146	14.029429	6.33%	0
2018	13.873680	13.194146	-4.90%	0
2017	13.394873	13.873680	3.57%	0
2016	12.656983	13.394873	5.83%	0
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.407365	31.522172	7.19%	0
2019	23.400817	29.407365	25.67%	0
2018	24.095974	23.400817	-2.88%	0
2017	20.572263	24.095974	17.13%	0
2016	18.999812	20.572263	8.28%	0
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	24
2011	12.883817	12.596966	-2.23%	1,355

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.098338	29.290431	0.66%	0
2019	23.522468	29.098338	23.70%	0
2018	26.101267	23.522468	-9.88%	0
2017	22.768466	26.101267	14.64%	0
2016	19.880757	22.768466	14.53%	0
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.648495	11.880461	11.57%	0
2019	9.511237	10.648495	11.96%	0
2018	10.670532	9.511237	-10.86%	0
2017	9.249454	10.670532	15.36%	0
2016	9.221361	9.249454	0.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.541480	15.942287	9.63%	0
2019	12.043845	14.541480	20.74%	0
2018	13.856226	12.043845	-13.08%	0
2017	11.874023	13.856226	16.69%	0
2016	11.249240	11.874023	5.55%	0
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.049897	13.941024	6.83%	0
2019	11.532356	13.049897	13.16%	0
2018	12.629262	11.532356	-8.69%	0
2017	11.570908	12.629262	9.15%	0
2016	11.195091	11.570908	3.36%	0
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	1,223
2012	9.466861	10.239996	8.17%	1,319
2011	9.851534	9.466861	-3.90%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.053891	15.258174	8.57%	0
2019	12.000116	14.053891	17.11%	0
2018	13.417172	12.000116	-10.56%	0
2017	11.894251	13.417172	12.80%	0
2016	11.377803	11.894251	4.54%	0
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.429321	11.977454	4.80%	0
2019	10.602981	11.429321	7.79%	0
2018	11.178856	10.602981	-5.15%	0
2017	10.790316	11.178856	3.60%	0
2016	10.589072	10.790316	1.90%	0
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	1,213
2012	10.169066	10.646718	4.70%	1,271
2011	10.294614	10.169066	-1.22%	1,380
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.499529	11.765254	2.31%	0
2019	10.369945	11.499529	10.89%	0
2018	11.451411	10.369945	-9.44%	0
2017	10.243596	11.451411	11.79%	0
2016	9.962667	10.243596	2.82%	0
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.963197	12.509715	4.57%	0
2019	10.642026	11.963197	12.41%	0
2018	11.759555	10.642026	-9.50%	0
2017	10.249066	11.759555	14.74%	0
2016	9.906441	10.249066	3.46%	0
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.596130	14.658264	7.81%	0
2019	11.815200	13.596130	15.07%	0
2018	13.057804	11.815200	-9.52%	0
2017	11.762217	13.057804	11.01%	0
2016	11.312909	11.762217	3.97%	0
2015	11.740070	11.312909	-3.64%	0
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	1,248
2012	9.179039	10.045704	9.44%	10,642
2011	9.648622	9.179039	-4.87%	12,578
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.284865	15.619299	9.34%	0
2019	11.998696	14.284865	19.05%	0
2018	13.614769	11.998696	-11.87%	0
2017	11.838016	13.614769	15.01%	0
2016	11.295641	11.838016	4.80%	0
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.591961	13.375191	6.22%	0
2019	11.310468	12.591961	11.33%	0
2018	12.195022	11.310468	-7.25%	0
2017	11.393295	12.195022	7.04%	0
2016	11.034723	11.393295	3.25%	0
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	13,827
2011	10.013747	9.727582	-2.86%	14,292
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.669935	14.004205	2.45%	0
2019	12.476903	13.669935	9.56%	0
2018	15.196225	12.476903	-17.89%	0
2017	12.712503	15.196225	19.54%	0
2016	12.907011	12.712503	-1.51%	0
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.718248	17.18%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.586925	12.049996	4.00%	0
2019	10.944313	11.586925	5.87%	0
2018	11.315940	10.944313	-3.28%	0
2017	11.151082	11.315940	1.48%	0
2016	10.902217	11.151082	2.28%	0
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.358570	13.125472	6.21%	0
2019	11.577709	12.358570	6.74%	0
2018	12.063842	11.577709	-4.03%	0
2017	11.935366	12.063842	1.08%	0
2016	11.857518	11.935366	0.66%	0
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.387332	10.495877	1.04%	0
2019	10.005635	10.387332	3.81%	0
2018*	10.000000	10.005635	0.06%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.957138	32.970524	10.06%	0
2019	25.073750	29.957138	19.48%	0
2018	31.267744	25.073750	-19.81%	0
2017	22.729689	31.267744	37.56%	0
2016	21.710971	22.729689	4.69%	0
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.453756	21.120331	3.26%	0
2019	18.301824	20.453756	11.76%	0
2018	19.374164	18.301824	-5.53%	0
2017	18.630954	19.374164	3.99%	0
2016	16.754926	18.630954	11.20%	0
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.830146	11.190251	3.33%	0
2019	10.463148	10.830146	3.51%	0
2018	10.749162	10.463148	-2.66%	0
2017	10.809988	10.749162	-0.56%	0
2016	11.016045	10.809988	-1.87%	0
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.725270	7.542731	-2.36%	0
2019	7.792676	7.725270	-0.86%	0
2018	7.892095	7.792676	-1.26%	0
2017	8.068177	7.892095	-2.18%	0
2016	8.282325	8.068177	-2.59%	0
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	18
2011	9.448369	9.203380	-2.59%	802
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.991913	9.431181	4.89%	0
2019	7.763570	8.991913	15.82%	0
2018	9.357167	7.763570	-17.03%	0
2017	7.559422	9.357167	23.78%	0
2016	7.711785	7.559422	-1.98%	0
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	6
2011	7.510337	6.583830	-12.34%	306
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.874941	10.303691	4.34%	0
2019	8.364963	9.874941	18.05%	0
2018	10.002677	8.364963	-16.37%	0
2017	8.250937	10.002677	21.23%	0
2016	8.426500	8.250937	-2.08%	0
2015	8.773354	8.426500	-3.95%	0
2014	9.601742	8.773354	-8.63%	0
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	5
2011	8.335292	7.075612	-15.11%	279

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.969092	29.634580	9.88%	0
2019	22.378108	26.969092	20.52%	0
2018	25.211486	22.378108	-11.24%	0
2017	21.854654	25.211486	15.36%	0
2016	20.495842	21.854654	6.63%	0
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	3,659
2013	16.771181	20.786300	23.94%	3,867
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.351776	17.424791	6.56%	0
2019	14.555260	16.351776	12.34%	0
2018	15.707783	14.555260	-7.34%	0
2017	14.510684	15.707783	8.25%	0
2016	14.013700	14.510684	3.55%	0
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.919806	21.656261	8.72%	0
2019	17.051344	19.919806	16.82%	0
2018	18.720522	17.051344	-8.92%	0
2017	16.739788	18.720522	11.83%	0
2016	15.950874	16.739788	4.95%	0
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.843677	13.349831	3.94%	0
2019	12.038839	12.843677	6.69%	0
2018	12.589048	12.038839	-4.37%	0
2017	12.229188	12.589048	2.94%	0
2016	12.041308	12.229188	1.56%	0
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.496630	11.708376	1.84%	0
2019	10.445732	11.496630	10.06%	0
2018	11.365561	10.445732	-8.09%	0
2017	10.232344	11.365561	11.07%	0
2016	9.937494	10.232344	2.97%	0
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.038196	12.467199	3.56%	0
2019	10.724241	12.038196	12.25%	0
2018	11.721852	10.724241	-8.51%	0
2017	10.288538	11.721852	13.93%	0
2016	9.875928	10.288538	4.18%	0
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.920689	21.409969	7.48%	0
2019	17.370044	19.920689	14.68%	0
2018	18.910546	17.370044	-8.15%	0
2017	17.191493	18.910546	10.00%	0
2016	16.472461	17.191493	4.37%	0
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	11,912
2011	13.876159	13.510682	-2.63%	12,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.097410	26.364603	9.41%	0
2019	20.307761	24.097410	18.66%	0
2018	22.599240	20.307761	-10.14%	0
2017	19.884206	22.599240	13.65%	0
2016	18.817455	19.884206	5.67%	0
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.262806	17.194755	5.73%	0
2019	14.713089	16.262806	10.53%	0
2018	15.693763	14.713089	-6.25%	0
2017	14.752552	15.693763	6.38%	0
2016	14.328110	14.752552	2.96%	0
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.381185	10.831706	4.34%	0
2019*	10.000000	10.381185	3.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.679352	12.041080	12.75%	0
2019*	10.000000	10.679352	6.79%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.967449	25.266776	26.54%	0
2019	15.743042	19.967449	26.83%	0
2018	16.726196	15.743042	-5.88%	0
2017	13.220890	16.726196	26.51%	0
2016	13.307981	13.220890	-0.65%	0
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	13
2011	8.846962	8.338849	-5.74%	738
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.236991	12.764103	4.31%	0
2019	10.560304	12.236991	15.88%	0
2018	11.393030	10.560304	-7.31%	0
2017	9.949731	11.393030	14.51%	0
2016	9.410212	9.949731	5.73%	0
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.080862	14.672235	4.20%	0
2019	11.851431	14.080862	18.81%	0
2018	12.491269	11.851431	-5.12%	0
2017	10.537373	12.491269	18.54%	0
2016	9.830370	10.537373	7.19%	0
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.962452	39.208671	15.45%	0
2019	25.390004	33.962452	33.76%	0
2018	26.479710	25.390004	-4.12%	0
2017	21.393352	26.479710	23.78%	0
2016	21.256164	21.393352	0.65%	0
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.200700	25.874913	-1.24%	0
2019	21.234112	26.200700	23.39%	0
2018	24.085287	21.234112	-11.84%	0
2017	22.802262	24.085287	5.63%	0
2016	19.473156	22.802262	17.10%	0
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.756501	17.57%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.427909	43.439343	10.17%	0
2019	32.216340	39.427909	22.38%	0
2018	37.331469	32.216340	-13.70%	0
2017	33.101708	37.331469	12.78%	0
2016	28.250724	33.101708	17.17%	0
2015	29.759071	28.250724	-5.07%	0
2014	27.923026	29.759071	6.58%	0
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.569436	18.842337	-3.72%	0
2019	16.223161	19.569436	20.63%	0
2018	19.182401	16.223161	-15.43%	0
2017	17.298899	19.182401	10.89%	0
2016	15.102240	17.298899	14.55%	0
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.107281	39.837312	36.86%	0
2019	22.074750	29.107281	31.86%	0
2018	24.696846	22.074750	-10.62%	0
2017	20.340704	24.696846	21.42%	0
2016	19.324926	20.340704	5.26%	0
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	32.768032	33.496345	2.22%	0
2019	28.344751	32.768032	15.61%	0
2018	35.119828	28.344751	-19.29%	0
2017	33.152643	35.119828	5.93%	0
2016	27.094823	33.152643	22.36%	0
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.103987	40.643635	19.18%	0
2019	27.932367	34.103987	22.09%	0
2018	32.905680	27.932367	-15.11%	0
2017	29.842456	32.905680	10.26%	0
2016	25.000602	29.842456	19.37%	0
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	3
2011	18.951066	17.388005	-8.25%	189
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.985268	19.865166	10.45%	0
2019	14.416281	17.985268	24.76%	0
2018	15.583771	14.416281	-7.49%	0
2017	12.823343	15.583771	21.53%	0
2016	11.594372	12.823343	10.60%	0
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.714002	20.658532	10.39%	0
2019	15.243177	18.714002	22.77%	0
2018	16.629485	15.243177	-8.34%	0
2017	14.423353	16.629485	15.30%	0
2016	13.447847	14.423353	7.25%	0
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.275100	14.030038	-8.15%	0
2019	12.022488	15.275100	27.05%	0
2018	12.867374	12.022488	-6.57%	0
2017	12.445257	12.867374	3.39%	0
2016	11.920828	12.445257	4.40%	0
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.993746	21.802433	14.79%	0
2019	14.904239	18.993746	27.44%	0
2018	16.088490	14.904239	-7.36%	0
2017	13.624780	16.088490	18.08%	0
2016	12.556460	13.624780	8.51%	0
2015	12.771234	12.556460	-1.68%	0
2014	11.595703	12.771234	10.14%	0
2013*	10.000000	11.595703	15.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.214296	9.228894	0.16%	0
2019	9.088761	9.214296	1.38%	0
2018	9.256790	9.088761	-1.82%	0
2017	9.355460	9.256790	-1.05%	0
2016	9.370997	9.355460	-0.17%	0
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	10
2011	10.168035	10.032936	-1.33%	461

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.174178	18.797145	16.22%	0
2019	13.288946	16.174178	21.71%	0
2018	15.391848	13.288946	-13.66%	0
2017	13.838963	15.391848	11.22%	0
2016	11.754085	13.838963	17.74%	0
2015	12.687297	11.754085	-7.36%	0
2014	12.458930	12.687297	1.83%	0
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.946602	31.182247	56.33%	0
2019	14.965872	19.946602	33.28%	0
2018	16.533090	14.965872	-9.48%	0
2017	13.309795	16.533090	24.22%	0
2016	12.883895	13.309795	3.31%	0
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	21
2011	9.365612	8.716502	-6.93%	1,223
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	37.125427	50.519974	36.08%	0
2019	28.771174	37.125427	29.04%	0
2018	31.617443	28.771174	-9.00%	0
2017	26.058114	31.617443	21.33%	0
2016	25.682945	26.058114	1.46%	0
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.577209	8.643073	0.77%	0
2019	8.493053	8.577209	0.99%	0
2018	8.632900	8.493053	-1.62%	0
2017	8.784428	8.632900	-1.72%	0
2016	8.909635	8.784428	-1.41%	0
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	15
2011	9.553200	9.332363	-2.31%	695

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.007519	33.780453	16.45%	0
2019	23.657875	29.007519	22.61%	0
2018	25.768656	23.657875	-8.19%	0
2017	22.337633	25.768656	15.36%	0
2016	20.873649	22.337633	7.01%	0
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.817161	11.369117	5.10%	0
2019	9.938732	10.817161	8.84%	0
2018	10.793474	9.938732	-7.92%	0
2017	9.773197	10.793474	10.44%	0
2016	8.886487	9.773197	9.98%	0
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.402752	10.798959	3.81%	0
2019	9.315493	10.402752	11.67%	0
2018	10.050519	9.315493	-7.31%	0
2017	9.398834	10.050519	6.93%	0
2016	8.522889	9.398834	10.28%	0
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.503304	11.320988	7.79%	0
2019	10.085971	10.503304	4.14%	0
2018	10.796496	10.085971	-6.58%	0
2017	10.009419	10.796496	7.86%	0
2016	9.985934	10.009419	0.24%	0
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.084965	10.106586	0.21%	0
2019	9.963238	10.084965	1.22%	0
2018	10.206473	9.963238	-2.38%	0
2017	10.348591	10.206473	-1.37%	0
2016	10.487216	10.348591	-1.32%	0
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.870854	9.819985	-0.52%	0
2019	9.868275	9.870854	0.03%	0
2018	9.990587	9.868275	-1.22%	0
2017	10.025429	9.990587	-0.35%	0
2016*	10.000000	10.025429	0.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.412464	11.006950	5.71%	0
2019	9.875920	10.412464	5.43%	0
2018	10.205820	9.875920	-3.23%	0
2017	9.995981	10.205820	2.10%	0
2016	10.003625	9.995981	-0.08%	0
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.404643	23.514515	35.10%	0
2019	13.067732	17.404643	33.19%	0
2018	13.106667	13.067732	-0.30%	0
2017	10.278820	13.106667	27.51%	0
2016*	10.000000	10.278820	2.79%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.315275	18.904943	9.18%	0
2019	14.204552	17.315275	21.90%	0
2018	18.032930	14.204552	-21.23%	0
2017	14.625267	18.032930	23.30%	0
2016	15.392259	14.625267	-4.98%	0
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.385366	33.85%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.638845	13.024459	3.05%	0
2019	9.950675	12.638845	27.01%	0
2018	11.165704	9.950675	-10.88%	0
2017*	10.000000	11.165704	11.66%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.060884	49.181171	25.91%	0
2019	31.177433	39.060884	25.29%	0
2018	31.742578	31.177433	-1.78%	0
2017	25.597405	31.742578	24.01%	0
2016	29.432923	25.597405	-13.03%	0
2015	26.868044	29.432923	9.55%	0
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.265533	6.094227	15.74%	0
2019	4.846501	5.265533	8.65%	0
2018	6.952955	4.846501	-30.30%	0
2017	7.281553	6.952955	-4.51%	0
2016	5.212456	7.281553	39.70%	0
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.412458	6.279275	16.02%	0
2019	4.967354	5.412458	8.96%	0
2018	7.111913	4.967354	-30.15%	0
2017	7.427321	7.111913	-4.25%	0
2016	5.305803	7.427321	39.98%	0
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.699262	10.259480	-4.11%	0
2019*	10.000000	10.699262	6.99%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.478723	46.841706	53.69%	0
2019	25.068149	30.478723	21.58%	0
2018	25.408743	25.068149	-1.34%	0
2017	20.725572	25.408743	22.60%	0
2016	19.747488	20.725572	4.95%	0
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.110460	12.362592	2.08%	0
2019	10.794880	12.110460	12.19%	0
2018	11.969950	10.794880	-9.82%	0
2017	10.754421	11.969950	11.30%	0
2016	10.686622	10.754421	0.63%	0
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	28.782941	28.712962	-0.24%	0
2019	23.918772	28.782941	20.34%	0
2018	26.099176	23.918772	-8.35%	0
2017	22.603666	26.099176	15.46%	0
2016	20.903140	22.603666	8.14%	0
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.627754	8.584790	-0.50%	0
2019	7.588516	8.627754	13.69%	0
2018*	10.000000	7.588516	-24.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	35.601749	35.716420	0.32%	0
2019	30.500485	35.601749	16.73%	0
2018	36.994404	30.500485	-17.55%	0
2017	33.671561	36.994404	9.87%	0
2016	27.714333	33.671561	21.50%	0
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.554314	12.322910	6.65%	0
2019	10.898574	11.554314	6.02%	0
2018	11.521686	10.898574	-5.41%	0
2017	11.415307	11.521686	0.93%	0
2016	11.232388	11.415307	1.63%	0
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	27.352993	29.676577	8.49%	0
2019	22.705359	27.352993	20.47%	0
2018	25.135210	22.705359	-9.67%	0
2017	21.461152	25.135210	17.12%	0
2016	19.473219	21.461152	10.21%	0
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.432557	27.001907	-1.57%	0
2019	21.845455	27.432557	25.58%	0
2018	25.786211	21.845455	-15.28%	0
2017	23.761182	25.786211	8.52%	0
2016	19.887942	23.761182	19.48%	0
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	399
2013	14.505402	18.343467	26.46%	429
2012	12.820711	14.505402	13.14%	459
2011	13.280973	12.820711	-3.47%	481
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	28.863912	28.332236	-1.84%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.056653	11.518438	4.18%	0
2019	9.888036	11.056653	11.82%	0
2018	10.460857	9.888036	-5.48%	0
2017	10.034530	10.460857	4.25%	0
2016	9.135818	10.034530	9.84%	0
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.988336	10.554361	5.67%	0
2019	9.400371	9.988336	6.25%	0
2018	9.727860	9.400371	-3.37%	0
2017	9.681523	9.727860	0.48%	0
2016	9.705669	9.681523	-0.25%	0
2015*	10.000000	9.705669	-2.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.867875	13.982331	0.83%	0
2019	11.176200	13.867875	24.08%	0
2018	12.402004	11.176200	-9.88%	0
2017	10.935266	12.402004	13.41%	0
2016	9.677862	10.935266	12.99%	0
2015*	10.000000	9.677862	-3.22%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.774247	18.536491	17.51%	0
2019	13.760374	15.774247	14.64%	0
2018	15.296450	13.760374	-10.04%	0
2017	13.817446	15.296450	10.70%	0
2016	13.672261	13.817446	1.06%	0
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.316541	12.930832	4.99%	0
2019	10.555937	12.316541	16.68%	0
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.009202	43.092279	7.71%	0
2019	33.628372	40.009202	18.97%	0
2018	37.956139	33.628372	-11.40%	0
2017	34.684282	37.956139	9.43%	0
2016	28.335572	34.684282	22.41%	0
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.023808	36.697472	14.59%	0
2019	25.141111	32.023808	27.38%	0
2018	27.147436	25.141111	-7.39%	0
2017	23.004271	27.147436	18.01%	0
2016	21.202814	23.004271	8.50%	0
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	28.586572	34.335728	20.11%	0
2019	21.626273	28.586572	32.18%	0
2018	23.917287	21.626273	-9.58%	0
2017	19.342005	23.917287	23.65%	0
2016	18.457976	19.342005	4.79%	0
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	641
2013	15.784628	18.566708	17.63%	671
2012	14.722741	15.784628	7.21%	622
2011	13.907186	14.722741	5.86%	652
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	21.068715	24.525909	16.41%	0
2019	17.813793	21.068715	18.27%	0
2018	22.675438	17.813793	-21.44%	0
2017	18.726824	22.675438	21.09%	0
2016	16.469931	18.726824	13.70%	0
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.721194	11.095333	3.49%	0
2019	9.451358	10.721194	13.44%	0
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.841515	15.085954	-4.77%	0
2019	12.740926	15.841515	24.34%	0
2018	15.760371	12.740926	-19.16%	0
2017	14.484954	15.760371	8.81%	0
2016	11.349851	14.484954	27.62%	0
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.197694	10.125927	-0.70%	0
2019	9.782789	10.197694	4.24%	0
2018	10.059216	9.782789	-2.75%	0
2017	9.988436	10.059216	0.71%	0
2016	9.417134	9.988436	6.07%	0
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.515741	10.309397	-1.96%	0
2019	9.007987	10.515741	16.74%	0
2018*	10.000000	9.007987	-9.92%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	12.200633	12.810928	5.00%	0
2019	11.480077	12.200633	6.28%	0
2018	11.887462	11.480077	-3.43%	0
2017	11.768879	11.887462	1.01%	0
2016	11.675981	11.768879	0.80%	0
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.274605	13.090964	27.41%	0
2019	8.169334	10.274605	25.77%	0
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.486775	16.921899	9.27%	0
2019	13.743687	15.486775	12.68%	0
2018	14.748491	13.743687	-6.81%	0
2017	13.430108	14.748491	9.82%	0
2016	13.109029	13.430108	2.45%	0
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.919134	18.895609	11.68%	0
2019	14.497631	16.919134	16.70%	0
2018	15.858467	14.497631	-8.58%	0
2017	14.010606	15.858467	13.19%	0
2016	13.601654	14.010606	3.01%	0
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.663747	21.193252	13.55%	0
2019	15.447060	18.663747	20.82%	0
2018	17.260299	15.447060	-10.51%	0
2017	14.688893	17.260299	17.51%	0
2016	14.183580	14.688893	3.56%	0
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.137716	15.619693	18.89%	0
2019	10.873174	13.137716	20.83%	0
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.514190	46.294332	26.78%	0
2019	28.572064	36.514190	27.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.341168	7.409827	-34.66%	0
2019	10.607698	11.341168	6.91%	0
2018	14.486249	10.607698	-26.77%	0
2017	15.304214	14.486249	-5.34%	0
2016	11.774545	15.304214	29.98%	0
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	25.919861	26.858065	3.62%	0
2019	20.947135	25.919861	23.74%	0
2018	23.529595	20.947135	-10.98%	0
2017	21.454141	23.529595	9.67%	0
2016	18.721080	21.454141	14.60%	0
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.137939	14.808448	4.74%	0
2019	11.198834	14.137939	26.24%	0
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	36.516512	51.031351	39.75%	0
2019	27.997705	36.516512	30.43%	0
2018	28.889233	27.997705	-3.09%	0
2017	22.009810	28.889233	31.26%	0
2016	22.483655	22.009810	-2.11%	0
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.514709	13.299518	6.27%	0
2019	11.750300	12.514709	6.51%	0
2018	12.167729	11.750300	-3.43%	0
2017	12.018250	12.167729	1.24%	0
2016	11.815399	12.018250	1.72%	0
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.170717	44.946102	14.74%	0
2019	32.667164	39.170717	19.91%	0
2018	39.379334	32.667164	-17.04%	0
2017	33.556384	39.379334	17.35%	0
2016	30.795459	33.556384	8.97%	0
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	291
2013	23.553111	31.154006	32.27%	293
2012	21.120119	23.553111	11.52%	319
2011	24.335175	21.120119	-13.21%	316

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.084914	25.919082	12.28%	0
2019	18.598454	23.084914	24.12%	0
2018	22.495009	18.598454	-17.32%	0
2017	17.774948	22.495009	26.55%	0
2016	19.272872	17.774948	-7.77%	0
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.718615	11.540547	-9.26%	0
2019	10.626166	12.718615	19.69%	0
2018	11.670523	10.626166	-8.95%	0
2017	11.551582	11.670523	1.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	33.017937	34.720695	5.16%	0
2019	25.292133	33.017937	30.55%	0
2018	31.496250	25.292133	-19.70%	0
2017	27.166090	31.496250	15.94%	0
2016	25.535892	27.166090	6.38%	0
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.001144	14.142952	8.78%	0
2019	11.142240	13.001144	16.68%	0
2018	12.669851	11.142240	-12.06%	0
2017	11.621578	12.669851	9.02%	0
2016	10.546878	11.621578	10.19%	0
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.377420	15.073719	-1.97%	0
2019	13.610291	15.377420	12.98%	0
2018	14.611806	13.610291	-6.85%	0
2017	13.684635	14.611806	6.78%	0
2016	12.327315	13.684635	11.01%	0
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	31.711439	35.801223	12.90%	0
2019	25.206287	31.711439	25.81%	0
2018	27.281028	25.206287	-7.61%	0
2017	23.242818	27.281028	17.37%	0
2016	20.573224	23.242818	12.98%	0
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.258332	37.128986	2.40%	0
2019	29.478263	36.258332	23.00%	0
2018	34.761854	29.478263	-15.20%	0
2017	32.268181	34.761854	7.73%	0
2016	25.458441	32.268181	26.75%	0
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.451972	13.064167	14.08%	0
2019	9.284893	11.451972	23.34%	0
2018	11.328649	9.284893	-18.04%	0
2017	8.287107	11.328649	36.70%	0
2016	7.247817	8.287107	14.34%	0
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.470523	17.772737	-3.78%	0
2019	16.860791	18.470523	9.55%	0
2018	20.486093	16.860791	-17.70%	0
2017	18.031918	20.486093	13.61%	0
2016	17.281439	18.031918	4.34%	0
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.746120	8.064629	-7.79%	0
2019	8.806927	8.746120	-0.69%	0
2018	8.876036	8.806927	-0.78%	0
2017	8.944730	8.876036	-0.77%	0
2016	8.925253	8.944730	0.22%	0
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.793460	11.953220	1.35%	0
2019	10.822619	11.793460	8.97%	0
2018	11.622884	10.822619	-6.89%	0
2017	10.554449	11.622884	10.12%	0
2016	10.390248	10.554449	1.58%	0
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.872980	10.257179	3.89%	0
2019	9.319548	9.872980	5.94%	0
2018*	10.000000	9.319548	-6.80%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.161234	9.577361	4.54%	0
2019	8.961361	9.161234	2.23%	0
2018	9.698861	8.961361	-7.60%	0
2017	9.609032	9.698861	0.93%	0
2016	9.917855	9.609032	-3.11%	0
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.312354	29.461535	38.24%	0
2019	16.047003	21.312354	32.81%	0
2018	17.153803	16.047003	-6.45%	0
2017	13.870389	17.153803	23.67%	0
2016	13.965227	13.870389	-0.68%	0
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.528113	45.28%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	36.474687	45.215284	23.96%	0
2019	28.502251	36.474687	27.97%	0
2018	33.811546	28.502251	-15.70%	0
2017	25.475919	33.811546	32.72%	0
2016	26.208698	25.475919	-2.80%	0
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.940207	9.966277	0.26%	0
2019	9.231617	9.940207	7.68%	0
2018	9.935349	9.231617	-7.08%	0
2017	9.624077	9.935349	3.23%	0
2016	9.302518	9.624077	3.46%	0
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	28.974178	32.068769	10.68%	0
2019	22.592426	28.974178	28.25%	0
2018	25.256209	22.592426	-10.55%	0
2017	22.241498	25.256209	13.55%	0
2016	20.526060	22.241498	8.36%	0
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.020122	15.929219	6.05%	0
2019	12.339472	15.020122	21.72%	0
2018	14.340912	12.339472	-13.96%	0
2017	12.847522	14.340912	11.62%	0
2016	11.661319	12.847522	10.17%	0
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	38.493568	44.831999	16.47%	0
2019	31.348736	38.493568	22.79%	0
2018	36.001462	31.348736	-12.92%	0
2017	32.462792	36.001462	10.90%	0
2016	28.336200	32.462792	14.56%	0
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.217605	12.039937	17.84%	0
2019	8.202834	10.217605	24.56%	0
2018	10.475770	8.202834	-21.70%	0
2017	8.509626	10.475770	23.10%	0
2016	8.984601	8.509626	-5.29%	0
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.568352	17.259148	10.86%	0
2019	13.132143	15.568352	18.55%	0
2018	14.267764	13.132143	-7.96%	0
2017	12.390759	14.267764	15.15%	0
2016	13.062620	12.390759	-5.14%	0
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.611827	13.017680	3.22%	0
2019	11.651012	12.611827	8.25%	0
2018	12.228566	11.651012	-4.72%	0
2017	11.774127	12.228566	3.86%	0
2016	10.408794	11.774127	13.12%	0
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.265703	29.396811	45.06%	0
2019	15.091421	20.265703	34.29%	0
2018	15.513697	15.091421	-2.72%	0
2017	12.557207	15.513697	23.54%	0
2016	12.154754	12.557207	3.31%	0
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	27.211620	30.207132	11.01%	0
2019	22.860436	27.211620	19.03%	0
2018	23.385394	22.860436	-2.24%	0
2017	20.332609	23.385394	15.01%	0
2016	20.018993	20.332609	1.57%	0
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.924972	10.652502	7.33%	0
2019	9.329557	9.924972	6.38%	0
2018	9.709845	9.329557	-3.92%	0
2017	9.649868	9.709845	0.62%	0
2016	9.696391	9.649868	-0.48%	0
2015*	10.000000	9.696391	-3.04%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	46.498335	62.936944	35.35%	0
2019	34.901801	46.498335	33.23%	0
2018	35.251532	34.901801	-0.99%	0
2017	27.853047	35.251532	26.56%	0
2016	28.064021	27.853047	-0.75%	0
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	369
2013	19.141071	24.389393	27.42%	376
2012	15.875501	19.141071	20.57%	386
2011	17.523245	15.875501	-9.40%	428
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.543627	44.819330	46.74%	0
2019	21.664700	30.543627	40.98%	0
2018	22.057400	21.664700	-1.78%	0
2017	15.633801	22.057400	41.09%	0
2016	14.104390	15.633801	10.84%	0
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	26.835305	30.309793	12.95%	0
2019	21.755496	26.835305	23.35%	0
2018	26.338156	21.755496	-17.40%	0
2017	20.681702	26.338156	27.35%	0
2016	22.770617	20.681702	-9.17%	0
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.400718	9.034790	-3.89%	0
2019	8.173742	9.400718	15.01%	0
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.161488	10.626928	4.58%	0
2019	9.628338	10.161488	5.54%	0
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.487116	29.036398	41.73%	0
2019	14.896202	20.487116	37.53%	0
2018	15.571569	14.896202	-4.34%	0
2017	12.660334	15.571569	22.99%	0
2016	11.952332	12.660334	5.92%	0
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.450188	32.607371	0.48%	0
2019	25.738887	32.450188	26.07%	0
2018	29.498943	25.738887	-12.75%	0
2017	25.819998	29.498943	14.25%	0
2016	23.309682	25.819998	10.77%	0
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	584
2013	17.067052	22.529349	32.00%	613
2012	15.129737	17.067052	12.80%	648
2011	15.613586	15.129737	-3.10%	691
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.758470	12.096848	12.44%	0
2019*	10.000000	10.758470	7.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.527822	22.851749	17.02%	0
2019	15.964023	19.527822	22.32%	0
2018	18.167967	15.964023	-12.13%	0
2017	14.714545	18.167967	23.47%	0
2016	14.554812	14.714545	1.10%	0
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	1,026
2013	11.495138	14.283219	24.25%	1,000
2012	10.185979	11.495138	12.85%	1,061
2011	10.652058	10.185979	-4.38%	1,027
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.475583	19.599514	18.96%	0
2019	12.124510	16.475583	35.89%	0
2018	12.385194	12.124510	-2.10%	0
2017	9.930591	12.385194	24.72%	0
2016	9.637160	9.930591	3.04%	0
2015*	10.000000	9.637160	-3.63%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.200948	32.01%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.510636	35.11%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	12.079132	12.646677	4.70%	0
2019	11.217646	12.079132	7.68%	0
2018	11.630624	11.217646	-3.55%	0
2017	11.281320	11.630624	3.10%	0
2016	10.946093	11.281320	3.06%	0
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	21.493598	22.081733	2.74%	0
2019	19.338415	21.493598	11.14%	0
2018	21.373588	19.338415	-9.52%	0
2017	20.033400	21.373588	6.69%	0
2016	18.608253	20.033400	7.66%	0
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.155549	10.703899	-4.05%	0
2019	8.961758	11.155549	24.48%	0
2018	9.995756	8.961758	-10.34%	0
2017	9.122660	9.995756	9.57%	0
2016	8.150343	9.122660	11.93%	0
2015*	10.000000	8.150343	-18.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.353841	21.504663	11.11%	0
2019	16.032653	19.353841	20.72%	0
2018	17.746159	16.032653	-9.66%	0
2017	15.510482	17.746159	14.41%	0
2016	14.352158	15.510482	8.07%	0
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.642270	17.086719	46.76%	0
2019	9.002786	11.642270	29.32%	0
2018	11.099713	9.002786	-18.89%	0
2017	9.081740	11.099713	22.22%	0
2016	9.564713	9.081740	-5.05%	0
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.664370	18.169131	9.03%	0
2019	14.172514	16.664370	17.58%	0
2018	15.323536	14.172514	-7.51%	0
2017	13.592659	15.323536	12.73%	0
2016	12.808847	13.592659	6.12%	0
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	51,522
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.418878	11.076556	6.31%	0
2019	9.820270	10.418878	6.10%	0
2018	10.198544	9.820270	-3.71%	0
2017	10.149410	10.198544	0.48%	0
2016	10.155754	10.149410	-0.06%	0
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	45,776
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.563789	26.010745	26.49%	0
2019	15.672634	20.563789	31.21%	0
2018	17.776892	15.672634	-11.84%	0
2017	13.941788	17.776892	27.51%	0
2016	14.293463	13.941788	-2.46%	0
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	328
2013	11.099915	13.900870	25.23%	326
2012	9.339846	11.099915	18.84%	348
2011	10.578467	9.339846	-11.71%	358

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.122391	32.627344	47.49%	0
2019	17.441988	22.122391	26.83%	0
2018	18.037959	17.441988	-3.30%	0
2017	14.497454	18.037959	24.42%	0
2016	13.653419	14.497454	6.18%	0
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	699
2013	9.927570	12.526372	26.18%	716
2012	8.686745	9.927570	14.28%	752
2011	9.361632	8.686745	-7.21%	784
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.850776	19.650414	10.08%	0
2019	14.591450	17.850776	22.34%	0
2018	15.325859	14.591450	-4.79%	0
2017	12.910754	15.325859	18.71%	0
2016	11.937609	12.910754	8.15%	0
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	64,931
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.908407	14.089543	1.30%	0
2019	13.087048	13.908407	6.28%	0
2018	13.768169	13.087048	-4.95%	0
2017	13.299802	13.768169	3.52%	0
2016	12.573578	13.299802	5.78%	0
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.153542	31.234043	7.14%	0
2019	23.210752	29.153542	25.60%	0
2018	23.912615	23.210752	-2.94%	0
2017	20.426167	23.912615	17.07%	0
2016	18.874539	20.426167	8.22%	0
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	28.847287	29.022809	0.61%	0
2019	23.331500	28.847287	23.64%	0
2018	25.902734	23.331500	-9.93%	0
2017	22.606854	25.902734	14.58%	0
2016	19.749754	22.606854	14.47%	0
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.624096	11.847147	11.51%	0
2019	9.494319	10.624096	11.90%	0
2018	10.657052	9.494319	-10.91%	0
2017	9.242496	10.657052	15.30%	0
2016	9.219143	9.242496	0.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.454626	15.838910	9.58%	0
2019	11.978061	14.454626	20.68%	0
2018	13.787667	11.978061	-13.12%	0
2017	11.821316	13.787667	16.63%	0
2016	11.205028	11.821316	5.50%	0
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.971949	13.850654	6.77%	0
2019	11.469366	12.971949	13.10%	0
2018	12.566764	11.469366	-8.73%	0
2017	11.519551	12.566764	9.09%	0
2016	11.151106	11.519551	3.30%	0
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.969963	15.159280	8.51%	0
2019	11.934573	13.969963	17.05%	0
2018	13.350783	11.934573	-10.61%	0
2017	11.841468	13.350783	12.75%	0
2016	11.333116	11.841468	4.49%	0
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.361065	11.899806	4.74%	0
2019	10.545082	11.361065	7.74%	0
2018	11.123549	10.545082	-5.20%	0
2017	10.742423	11.123549	3.55%	0
2016	10.547475	10.742423	1.85%	0
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.460214	11.719014	2.26%	0
2019	10.339793	11.460214	10.84%	0
2018	11.424018	10.339793	-9.49%	0
2017	10.224326	11.424018	11.73%	0
2016	9.949019	10.224326	2.77%	0
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.922313	12.460572	4.51%	0
2019	10.611102	11.922313	12.36%	0
2018	11.731441	10.611102	-9.55%	0
2017	10.229790	11.731441	14.68%	0
2016	9.892874	10.229790	3.41%	0
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.514913	14.563213	7.76%	0
2019	11.750657	13.514913	15.01%	0
2018	12.993191	11.750657	-9.56%	0
2017	11.710010	12.993191	10.96%	0
2016	11.268462	11.710010	3.92%	0
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.199539	15.518038	9.29%	0
2019	11.933153	14.199539	18.99%	0
2018	13.547407	11.933153	-11.92%	0
2017	11.785471	13.547407	14.95%	0
2016	11.251269	11.785471	4.75%	0
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	18,532
2011	9.204611	8.542514	-7.19%	18,532
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.516746	13.288468	6.17%	0
2019	11.248680	12.516746	11.27%	0
2018	12.134656	11.248680	-7.30%	0
2017	11.342709	12.134656	6.98%	0
2016	10.991362	11.342709	3.20%	0
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.595294	13.920580	2.39%	0
2019	12.415143	13.595294	9.51%	0
2018	15.128807	12.415143	-17.94%	0
2017	12.662581	15.128807	19.48%	0
2016	12.862917	12.662581	-1.56%	0
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.716998	17.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.517710	11.971870	3.94%	0
2019	10.884524	11.517710	5.82%	0
2018	11.259933	10.884524	-3.33%	0
2017	11.101568	11.259933	1.43%	0
2016	10.859378	11.101568	2.23%	0
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.284759	13.040384	6.15%	0
2019	11.514457	12.284759	6.69%	0
2018	12.004132	11.514457	-4.08%	0
2017	11.882371	12.004132	1.02%	0
2016	11.810918	11.882371	0.60%	0
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	725
2013	12.526221	11.944410	-4.64%	703
2012	12.012972	12.526221	4.27%	591
2011	11.635401	12.012972	3.25%	515
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.378439	10.481512	0.99%	0
2019	10.002198	10.378439	3.76%	0
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	29.698659	32.669242	10.00%	0
2019	24.870182	29.698659	19.41%	0
2018	31.029930	24.870182	-19.85%	0
2017	22.568343	31.029930	37.49%	0
2016	21.567892	22.568343	4.64%	0
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.277254	20.927306	3.21%	0
2019	18.153211	20.277254	11.70%	0
2018	19.226771	18.153211	-5.58%	0
2017	18.498681	19.226771	3.94%	0
2016	16.644501	18.498681	11.14%	0
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.736699	11.088001	3.27%	0
2019	10.378188	10.736699	3.45%	0
2018	10.667386	10.378188	-2.71%	0
2017	10.733235	10.667386	-0.61%	0
2016	10.943430	10.733235	-1.92%	0
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	690
2013	11.835799	11.054816	-6.60%	659
2012	11.798153	11.835799	0.32%	543
2011	11.298641	11.798153	4.42%	451
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.658476	7.473671	-2.41%	0
2019	7.729257	7.658476	-0.92%	0
2018	7.831914	7.729257	-1.31%	0
2017	8.010754	7.831914	-2.23%	0
2016	8.227585	8.010754	-2.64%	0
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.938201	9.370030	4.83%	0
2019	7.721151	8.938201	15.76%	0
2018	9.310858	7.721151	-17.07%	0
2017	7.525858	9.310858	23.72%	0
2016	7.681479	7.525858	-2.03%	0
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	530
2013	7.370964	8.435949	14.45%	521
2012	6.571446	7.370964	12.17%	516
2011	7.500056	6.571446	-12.38%	504
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.805872	10.226376	4.29%	0
2019	8.310710	9.805872	17.99%	0
2018	9.942930	8.310710	-16.42%	0
2017	8.205847	9.942930	21.17%	0
2016	8.384738	8.205847	-2.13%	0
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.736401	29.363809	9.83%	0
2019	22.196416	26.736401	20.45%	0
2018	25.019713	22.196416	-11.28%	0
2017	21.699514	25.019713	15.30%	0
2016	20.360766	21.699514	6.58%	0
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.262450	17.320703	6.51%	0
2019	14.483182	16.262450	12.29%	0
2018	15.638071	14.483182	-7.39%	0
2017	14.453677	15.638071	8.19%	0
2016	13.965799	14.453677	3.49%	0
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.811035	21.526961	8.66%	0
2019	16.966951	19.811035	16.76%	0
2018	18.637493	16.966951	-8.96%	0
2017	16.674079	18.637493	11.78%	0
2016	15.896388	16.674079	4.89%	0
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.732880	13.227870	3.89%	0
2019	11.941109	12.732880	6.63%	0
2018	12.493284	11.941109	-4.42%	0
2017	12.142387	12.493284	2.89%	0
2016	11.961958	12.142387	1.51%	0
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.457346	11.662376	1.79%	0
2019	10.415376	11.457346	10.00%	0
2018	11.338398	10.415376	-8.14%	0
2017	10.213111	11.338398	11.02%	0
2016	9.923895	10.213111	2.91%	0
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.997049	12.418190	3.51%	0
2019	10.693078	11.997049	12.19%	0
2018	11.693839	10.693078	-8.56%	0
2017	10.269207	11.693839	13.87%	0
2016	9.862422	10.269207	4.12%	0
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.748779	21.214304	7.42%	0
2019	17.228999	19.748779	14.63%	0
2018	18.766677	17.228999	-8.19%	0
2017	17.069445	18.766677	9.94%	0
2016	16.363896	17.069445	4.31%	0
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.889539	26.123765	9.35%	0
2019	20.142910	23.889539	18.60%	0
2018	22.427375	20.142910	-10.19%	0
2017	19.743082	22.427375	13.60%	0
2016	18.693470	19.743082	5.61%	0
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.122472	17.037638	5.68%	0
2019	14.593614	16.122472	10.48%	0
2018	15.574371	14.593614	-6.30%	0
2017	14.647821	15.574371	6.33%	0
2016	14.233672	14.647821	2.91%	0
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.377624	10.822437	4.29%	0
2019*	10.000000	10.377624	3.78%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.675679	12.030758	12.69%	0
2019*	10.000000	10.675679	6.76%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.848253	25.103061	26.47%	0
2019	15.657095	19.848253	26.77%	0
2018	16.643480	15.657095	-5.93%	0
2017	13.162247	16.643480	26.45%	0
2016	13.255726	13.162247	-0.71%	0
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.202703	12.721802	4.25%	0
2019	10.536123	12.202703	15.82%	0
2018	11.372813	10.536123	-7.36%	0
2017	9.937163	11.372813	14.45%	0
2016	9.403149	9.937163	5.68%	0
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.041426	14.623636	4.15%	0
2019	11.824291	14.041426	18.75%	0
2018	12.469101	11.824291	-5.17%	0
2017	10.524060	12.469101	18.48%	0
2016	9.822978	10.524060	7.14%	0
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.776995	38.974555	15.39%	0
2019	25.264322	33.776995	33.69%	0
2018	26.362254	25.264322	-4.16%	0
2017	21.309347	26.362254	23.71%	0
2016	21.183540	21.309347	0.59%	0
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.057591	25.720352	-1.29%	0
2019	21.128974	26.057591	23.33%	0
2018	23.978417	21.128974	-11.88%	0
2017	22.712701	23.978417	5.57%	0
2016	19.406608	22.712701	17.04%	0
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.754674	17.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.087728	43.042449	10.12%	0
2019	31.954778	39.087728	22.32%	0
2018	37.047506	31.954778	-13.75%	0
2017	32.866733	37.047506	12.72%	0
2016	28.064549	32.866733	17.11%	0
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.452548	18.720171	-3.76%	0
2019	16.134535	19.452548	20.56%	0
2018	19.087469	16.134535	-15.47%	0
2017	17.222093	19.087469	10.83%	0
2016	15.042878	17.222093	14.49%	0
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	28.856157	39.473358	36.79%	0
2019	21.895530	28.856157	31.79%	0
2018	24.509004	21.895530	-10.66%	0
2017	20.196333	24.509004	21.35%	0
2016	19.197583	20.196333	5.20%	0
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	32.485342	33.190322	2.17%	0
2019	28.114656	32.485342	15.55%	0
2018	34.852740	28.114656	-19.33%	0
2017	32.917360	34.852740	5.88%	0
2016	26.916302	32.917360	22.30%	0
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	33.809750	40.272285	19.11%	0
2019	27.705602	33.809750	22.03%	0
2018	32.655409	27.705602	-15.16%	0
2017	29.630647	32.655409	10.21%	0
2016	24.835870	29.630647	19.31%	0
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.877864	19.736393	10.40%	0
2019	14.337549	17.877864	24.69%	0
2018	15.506681	14.337549	-7.54%	0
2017	12.766434	15.506681	21.46%	0
2016	11.548816	12.766434	10.54%	0
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.602191	20.524570	10.33%	0
2019	15.159880	18.602191	22.71%	0
2018	16.547152	15.159880	-8.38%	0
2017	14.359295	16.547152	15.24%	0
2016	13.394976	14.359295	7.20%	0
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.183884	13.939088	-8.20%	0
2019	11.956833	15.183884	26.99%	0
2018	12.803731	11.956833	-6.61%	0
2017	12.390032	12.803731	3.34%	0
2016	11.874002	12.390032	4.35%	0
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.928846	21.716805	14.73%	0
2019	14.860934	18.928846	27.37%	0
2018	16.050032	14.860934	-7.41%	0
2017	13.599162	16.050032	18.02%	0
2016	12.539272	13.599162	8.45%	0
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.159243	9.169033	0.11%	0
2019	9.039099	9.159243	1.33%	0
2018	9.210968	9.039099	-1.87%	0
2017	9.313914	9.210968	-1.11%	0
2016	9.334158	9.313914	-0.22%	0
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.118862	18.723229	16.16%	0
2019	13.250294	16.118862	21.65%	0
2018	15.355010	13.250294	-13.71%	0
2017	13.812916	15.355010	11.16%	0
2016	11.737978	13.812916	17.68%	0
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.827527	30.980205	56.25%	0
2019	14.884167	19.827527	33.21%	0
2018	16.451335	14.884167	-9.53%	0
2017	13.250755	16.451335	24.15%	0
2016	12.833311	13.250755	3.25%	0
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	36.802687	50.055099	36.01%	0
2019	28.535700	36.802687	28.97%	0
2018	31.374882	28.535700	-9.05%	0
2017	25.871440	31.374882	21.27%	0
2016	25.512018	25.871440	1.41%	0
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.503186	8.564082	0.72%	0
2019	8.424065	8.503186	0.94%	0
2018	8.567196	8.424065	-1.67%	0
2017	8.722032	8.567196	-1.78%	0
2016	8.850889	8.722032	-1.46%	0
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.760338	33.475408	16.39%	0
2019	23.468316	28.760338	22.55%	0
2018	25.575401	23.468316	-8.24%	0
2017	22.181463	25.575401	15.30%	0
2016	20.738328	22.181463	6.96%	0
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.774674	11.318653	5.05%	0
2019	9.904771	10.774674	8.78%	0
2018	10.762147	9.904771	-7.97%	0
2017	9.749813	10.762147	10.38%	0
2016	8.869767	9.749813	9.92%	0
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.367171	10.756491	3.76%	0
2019	9.288393	10.367171	11.61%	0
2018	10.026452	9.288393	-7.36%	0
2017	9.381131	10.026452	6.88%	0
2016	8.511198	9.381131	10.22%	0
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.445922	11.253359	7.73%	0
2019	10.036023	10.445922	4.08%	0
2018	10.748581	10.036023	-6.63%	0
2017	9.970103	10.748581	7.81%	0
2016	9.951805	9.970103	0.18%	0
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.029859	10.046207	0.16%	0
2019	9.913885	10.029859	1.17%	0
2018	10.161160	9.913885	-2.43%	0
2017	10.307917	10.161160	-1.42%	0
2016	10.451343	10.307917	-1.37%	0
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	511
2013	11.246847	10.923373	-2.88%	482
2012	10.925588	11.246847	2.94%	411
2011	11.110206	10.925588	-1.66%	351
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.852273	9.796477	-0.57%	0
2019	9.854753	9.852273	-0.03%	0
2018	9.982040	9.854753	-1.28%	0
2017	10.021986	9.982040	-0.40%	0
2016*	10.000000	10.021986	0.22%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.366220	10.952440	5.66%	0
2019	9.837110	10.366220	5.38%	0
2018	10.170961	9.837110	-3.28%	0
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.373777	23.460770	35.04%	0
2019	13.051248	17.373777	33.12%	0
2018	13.096886	13.051248	-0.35%	0
2017	10.276400	13.096886	27.45%	0
2016*	10.000000	10.276400	2.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.167712	18.734217	9.12%	0
2019	14.090724	17.167712	21.84%	0
2018	17.897665	14.090724	-21.27%	0
2017	14.522988	17.897665	23.24%	0
2016	15.292447	14.522988	-5.03%	0
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.380792	33.81%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.621539	12.999951	3.00%	0
2019	9.942149	12.621539	26.95%	0
2018	11.161903	9.942149	-10.93%	0
2017*	10.000000	11.161903	11.62%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.867611	48.912718	25.84%	0
2019	31.039108	38.867611	25.22%	0
2018	31.618080	31.039108	-1.83%	0
2017	25.510064	31.618080	23.94%	0
2016	29.347525	25.510064	-13.08%	0
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.244832	6.067149	15.68%	0
2019	4.829926	5.244832	8.59%	0
2018	6.932766	4.829926	-30.33%	0
2017	7.264129	6.932766	-4.56%	0
2016	5.202650	7.264129	39.62%	0
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.391173	6.251374	15.96%	0
2019	4.950351	5.391173	8.90%	0
2018	7.091235	4.950351	-30.19%	0
2017	7.409518	7.091235	-4.30%	0
2016	5.295803	7.409518	39.91%	0
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.695590	10.250687	-4.16%	0
2019*	10.000000	10.695590	6.96%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.242822	46.455327	53.61%	0
2019	24.886907	30.242822	21.52%	0
2018	25.238075	24.886907	-1.39%	0
2017	20.596901	25.238075	22.53%	0
2016	19.634941	20.596901	4.90%	0
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	298
2013	14.866034	21.741997	46.25%	253
2012	14.157393	14.866034	5.01%	296
2011	15.242754	14.157393	-7.12%	328

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.968177	12.198523	1.92%	0
2019	10.684507	11.968177	12.01%	0
2018	11.865956	10.684507	-9.96%	0
2017	10.677377	11.865956	11.13%	0
2016	10.626381	10.677377	0.48%	0
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	25.284313	25.183951	-0.40%	0
2019	21.043815	25.284313	20.15%	0
2018	22.997784	21.043815	-8.50%	0
2017	19.948275	22.997784	15.29%	0
2016	18.475905	19.948275	7.97%	0
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.605573	8.549531	-0.65%	0
2019	7.580692	8.605573	13.52%	0
2018*	10.000000	7.580692	-24.19%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.058112	32.111805	0.17%	0
2019	27.506972	32.058112	16.55%	0
2018	33.415361	27.506972	-17.68%	0
2017	30.460764	33.415361	9.70%	0
2016	25.110173	30.460764	21.31%	0
2015	27.393485	25.110173	-8.34%	0
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.255364	11.985584	6.49%	0
2019	10.632981	11.255364	5.85%	0
2018	11.258355	10.632981	-5.55%	0
2017	11.171566	11.258355	0.78%	0
2016	11.009467	11.171566	1.47%	0
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	24.523105	26.565307	8.33%	0
2019	20.387713	24.523105	20.28%	0
2018	22.604579	20.387713	-9.81%	0
2017	19.330112	22.604579	16.94%	0
2016	17.566558	19.330112	10.04%	0
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	26.819208	26.357505	-1.72%	0
2019	21.389967	26.819208	25.38%	0
2018	25.287772	21.389967	-15.41%	0
2017	23.337735	25.287772	8.36%	0
2016	19.563573	23.337735	19.29%	0
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	25.800156	25.285883	-1.99%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.977329	11.418175	4.02%	0
2019	9.832242	10.977329	11.65%	0
2018	10.417973	9.832242	-5.62%	0
2017	10.008784	10.417973	4.09%	0
2016	9.126400	10.008784	9.67%	0
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.916691	10.462509	5.50%	0
2019	9.347344	9.916691	6.09%	0
2018	9.688002	9.347344	-3.52%	0
2017	9.656697	9.688002	0.32%	0
2016	9.695667	9.656697	-0.40%	0
2015*	10.000000	9.695667	-3.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.768381	13.860616	0.67%	0
2019	11.113140	13.768381	23.89%	0
2018	12.351177	11.113140	-10.02%	0
2017	10.907199	12.351177	13.24%	0
2016	9.667886	10.907199	12.82%	0
2015*	10.000000	9.667886	-3.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.516918	18.206027	17.33%	0
2019	13.556778	15.516918	14.46%	0
2018	15.093503	13.556778	-10.18%	0
2017	13.655098	15.093503	10.53%	0
2016	13.532429	13.655098	0.91%	0
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.209364	12.798564	4.83%	0
2019	10.480230	12.209364	16.50%	0
2018	12.790257	10.480230	-18.06%	0
2017	11.437326	12.790257	11.83%	0
2016	10.213214	11.437326	11.99%	0
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.957273	38.668446	7.54%	0
2019	30.269300	35.957273	18.79%	0
2018	34.217833	30.269300	-11.54%	0
2017	31.316331	34.217833	9.27%	0
2016	25.623449	31.316331	22.22%	0
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	28.512208	32.623033	14.42%	0
2019	22.418774	28.512208	27.18%	0
2018	24.245424	22.418774	-7.53%	0
2017	20.576755	24.245424	17.83%	0
2016	18.994577	20.576755	8.33%	0
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	25.761855	30.895258	19.93%	0
2019	19.519380	25.761855	31.98%	0
2018	21.620713	19.519380	-9.72%	0
2017	17.511645	21.620713	23.46%	0
2016	16.736985	17.511645	4.63%	0
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	19.051232	22.143218	16.23%	0
2019	16.132855	19.051232	18.09%	0
2018	20.567650	16.132855	-21.56%	0
2017	17.012206	20.567650	20.90%	0
2016	14.984962	17.012206	13.53%	0
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.677170	11.032750	3.33%	0
2019	9.427070	10.677170	13.26%	0
2018	10.104214	9.427070	-6.70%	0
2017*	10.000000	10.104214	1.04%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.679478	14.908628	-4.92%	0
2019	12.630060	15.679478	24.14%	0
2018	15.647493	12.630060	-19.28%	0
2017	14.403341	15.647493	8.64%	0
2016	11.303249	14.403341	27.43%	0
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.160977	10.073920	-0.86%	0
2019	9.762602	10.160977	4.08%	0
2018	10.054026	9.762602	-2.90%	0
2017	9.998641	10.054026	0.55%	0
2016	9.441256	9.998641	5.90%	0
2015	9.810564	9.441256	-3.76%	0
2014*	10.000000	9.810564	-1.89%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.493497	10.271736	-2.11%	0
2019	9.002802	10.493497	16.56%	0
2018*	10.000000	9.002802	-9.97%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.705990	12.272607	4.84%	0
2019	11.031645	11.705990	6.11%	0
2018	11.440841	11.031645	-3.58%	0
2017	11.344142	11.440841	0.85%	0
2016	11.271918	11.344142	0.64%	0
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.248193	13.037206	27.21%	0
2019	8.160896	10.248193	25.58%	0
2018*	10.000000	8.160896	-18.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.140504	16.518051	9.10%	0
2019	13.457110	15.140504	12.51%	0
2018	14.463370	13.457110	-6.96%	0
2017	13.190725	14.463370	9.65%	0
2016	12.895190	13.190725	2.29%	0
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	16.540737	18.444554	11.51%	0
2019	14.195261	16.540737	16.52%	0
2018	15.551817	14.195261	-8.72%	0
2017	13.760823	15.551817	13.02%	0
2016	13.379710	13.760823	2.85%	0
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.246433	20.687457	13.38%	0
2019	15.124967	18.246433	20.64%	0
2018	16.926637	15.124967	-10.64%	0
2017	14.427091	16.926637	17.33%	0
2016	13.952216	14.427091	3.40%	0
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.063692	15.507756	18.71%	0
2019	10.828598	13.063692	20.64%	0
2018	11.660184	10.828598	-7.13%	0
2017	10.330169	11.660184	12.88%	0
2016*	10.000000	10.330169	3.30%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	33.071803	41.865342	26.59%	0
2019	25.918350	33.071803	27.60%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.087417	7.232837	-34.77%	0
2019	10.386344	11.087417	6.75%	0
2018	14.205998	10.386344	-26.89%	0
2017	15.031245	14.205998	-5.49%	0
2016	11.582343	15.031245	29.78%	0
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	23.238674	24.042723	3.46%	0
2019	18.809300	23.238674	23.55%	0
2018	21.161009	18.809300	-11.11%	0
2017	19.324148	21.161009	9.51%	0
2016	16.888367	19.324148	14.42%	0
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.058312	14.702353	4.58%	0
2019	11.152930	14.058312	26.05%	0
2018	12.637880	11.152930	-11.75%	0
2017	11.148777	12.637880	13.36%	0
2016*	10.000000	11.148777	11.49%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	32.068236	44.745948	39.53%	0
2019	24.625086	32.068236	30.23%	0
2018	25.448663	24.625086	-3.24%	0
2017	19.418351	25.448663	31.05%	0
2016	19.866938	19.418351	-2.26%	0
2015	19.119173	19.866938	3.91%	0
2014	17.718577	19.119173	7.90%	0
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.987403	12.719525	6.11%	0
2019	11.272566	11.987403	6.34%	0
2018	11.691130	11.272566	-3.58%	0
2017	11.565279	11.691130	1.09%	0
2016	11.387571	11.565279	1.56%	0
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	37.174234	42.589536	14.57%	0
2019	31.049993	37.174234	19.72%	0
2018	37.488023	31.049993	-17.17%	0
2017	31.993858	37.488023	17.17%	0
2016	29.406670	31.993858	8.80%	0
2015	30.754840	29.406670	-4.38%	0
2014	29.840967	30.754840	3.06%	0
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	22.091115	24.765053	12.10%	0
2019	17.825255	22.091115	23.93%	0
2018	21.593300	17.825255	-17.45%	0
2017	17.088676	21.593300	26.36%	0
2016	18.557280	17.088676	-7.91%	0
2015	18.482697	18.557280	0.40%	0
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	28.652909	30.084113	4.99%	0
2019	21.982319	28.652909	30.35%	0
2018	27.417077	21.982319	-19.82%	0
2017	23.684100	27.417077	15.76%	0
2016	22.297117	23.684100	6.22%	0
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.769340	13.869398	8.61%	0
2019	10.960453	12.769340	16.50%	0
2018	12.482486	10.960453	-12.19%	0
2017	11.467333	12.482486	8.85%	0
2016	10.422914	11.467333	10.02%	0
2015	11.433662	10.422914	-8.84%	0
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.056715	14.736594	-2.13%	0
2019	13.347002	15.056715	12.81%	0
2018	14.351392	13.347002	-7.00%	0
2017	13.461406	14.351392	6.61%	0
2016	12.144873	13.461406	10.84%	0
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	28.594372	32.232405	12.72%	0
2019	22.763720	28.594372	25.61%	0
2018	24.675678	22.763720	-7.75%	0
2017	21.055449	24.675678	17.19%	0
2016	18.665767	21.055449	12.80%	0
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	32.475078	33.203643	2.24%	0
2019	26.443187	32.475078	22.81%	0
2018	31.231221	26.443187	-15.33%	0
2017	29.035427	31.231221	7.56%	0
2016	22.943148	29.035427	26.55%	0
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.352227	12.930417	13.90%	0
2019	9.218228	11.352227	23.15%	0
2018	11.264793	9.218228	-18.17%	0
2017	8.253065	11.264793	36.49%	0
2016	7.229138	8.253065	14.16%	0
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	17.197485	16.522282	-3.93%	0
2019	15.722925	17.197485	9.38%	0
2018	19.133253	15.722925	-17.82%	0
2017	16.867044	19.133253	13.44%	0
2016	16.189921	16.867044	4.18%	0
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.963875	8.252674	-7.93%	0
2019	9.040130	8.963875	-0.84%	0
2018	9.125211	9.040130	-0.93%	0
2017	9.209968	9.125211	-0.92%	0
2016	9.204062	9.209968	0.06%	0
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.654854	11.794531	1.20%	0
2019	10.711928	11.654854	8.80%	0
2018	11.521867	10.711928	-7.03%	0
2017	10.478819	11.521867	9.95%	0
2016	10.331661	10.478819	1.42%	0
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.847611	10.215065	3.73%	0
2019	9.309942	9.847611	5.78%	0
2018*	10.000000	9.309942	-6.90%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.067525	9.464789	4.38%	0
2019	8.883382	9.067525	2.07%	0
2018	9.629384	8.883382	-7.75%	0
2017	9.554884	9.629384	0.78%	0
2016	9.877135	9.554884	-3.26%	0
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	21.061543	29.070006	38.02%	0
2019	15.882615	21.061543	32.61%	0
2018	17.004429	15.882615	-6.60%	0
2017	13.770753	17.004429	23.48%	0
2016	13.886258	13.770753	-0.83%	0
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.513152	45.13%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	33.276119	41.186688	23.77%	0
2019	26.042916	33.276119	27.77%	0
2018	30.942090	26.042916	-15.83%	0
2017	23.349709	30.942090	32.52%	0
2016	24.058317	23.349709	-2.95%	0
2015	23.874655	24.058317	0.77%	0
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.830772	9.841354	0.11%	0
2019	9.144069	9.830772	7.51%	0
2018	9.856394	9.144069	-7.23%	0
2017	9.562280	9.856394	3.08%	0
2016	9.257006	9.562280	3.30%	0
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	26.098226	28.841138	10.51%	0
2019	20.381320	26.098226	28.05%	0
2018	22.819776	20.381320	-10.69%	0
2017	20.126805	22.819776	13.38%	0
2016	18.603051	20.126805	8.19%	0
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.843613	15.717761	5.89%	0
2019	12.213276	14.843613	21.54%	0
2018	14.216297	12.213276	-14.09%	0
2017	12.755461	14.216297	11.45%	0
2016	11.595568	12.755461	10.00%	0
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0
1000

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	34.102163	39.656323	16.29%	0
2019	27.815267	34.102163	22.60%	0
2018	31.993179	27.815267	-13.06%	0
2017	28.892886	31.993179	10.73%	0
2016	25.258884	28.892886	14.39%	0
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.128680	11.916767	17.65%	0
2019	8.143983	10.128680	24.37%	0
2018	10.416765	8.143983	-21.82%	0
2017	8.474714	10.416765	22.92%	0
2016	8.961504	8.474714	-5.43%	0
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.314355	16.951419	10.69%	0
2019	12.937818	15.314355	18.37%	0
2018	14.078455	12.937818	-8.10%	0
2017	12.245158	14.078455	14.97%	0
2016	12.928999	12.245158	-5.29%	0
2015	14.512924	12.928999	-10.91%	0
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.463662	12.844915	3.06%	0
2019	11.531899	12.463662	8.08%	0
2018	12.122322	11.531899	-4.87%	0
2017	11.689778	12.122322	3.70%	0
2016	10.350119	11.689778	12.94%	0
2015	11.389199	10.350119	-9.12%	0
2014	11.498254	11.389199	-0.95%	0
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
1001

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.027530	29.006600	44.83%	0
2019	14.937071	20.027530	34.08%	0
2018	15.378860	14.937071	-2.87%	0
2017	12.467211	15.378860	23.35%	0
2016	12.086222	12.467211	3.15%	0
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	25.177360	27.905879	10.84%	0
2019	21.184097	25.177360	18.85%	0
2018	21.704194	21.184097	-2.40%	0
2017	18.899897	21.704194	14.84%	0
2016	18.637026	18.899897	1.41%	0
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.853786	10.559797	7.16%	0
2019	9.276918	9.853786	6.22%	0
2018	9.670050	9.276918	-4.07%	0
2017	9.625113	9.670050	0.47%	0
2016	9.686401	9.625113	-0.63%	0
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	42.467101	57.392058	35.14%	0
2019	31.925123	42.467101	33.02%	0
2018	32.295093	31.925123	-1.15%	0
2017	25.556324	32.295093	26.37%	0
2016	25.789535	25.556324	-0.90%	0
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
1002

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.184350	44.223968	46.51%	0
2019	21.442884	30.184350	40.77%	0
2018	21.865453	21.442884	-1.93%	0
2017	15.521570	21.865453	40.87%	0
2016	14.024685	15.521570	10.67%	0
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	24.680231	27.832716	12.77%	0
2019	20.039234	24.680231	23.16%	0
2018	24.298065	20.039234	-17.53%	0
2017	19.109080	24.298065	27.15%	0
2016	21.071553	19.109080	-9.31%	0
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.640804	9.251255	-4.04%	0
2019	8.395435	9.640804	14.83%	0
2018	10.607223	8.395435	-20.85%	0
2017	8.536326	10.607223	24.26%	0
2016	7.270589	8.536326	17.41%	0
2015	9.356915	7.270589	-22.30%	0
2014*	10.000000	9.356915	-6.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.104239	10.550772	4.42%	0
2019	9.588869	10.104239	5.37%	0
2018	9.968970	9.588869	-3.81%	0
2017	9.873826	9.968970	0.96%	0
2016*	10.000000	9.873826	-1.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.246350	28.651000	41.51%	0
2019	14.743841	20.246350	37.32%	0
2018	15.436236	14.743841	-4.49%	0
2017	12.569598	15.436236	22.81%	0
2016	11.884934	12.569598	5.76%	0
2015	12.495492	11.884934	-4.89%	0
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
1003

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.554136	29.651511	0.33%	0
2019	23.477956	29.554136	25.88%	0
2018	26.949526	23.477956	-12.88%	0
2017	23.624819	26.949526	14.07%	0
2016	21.360745	23.624819	10.60%	0
2015	22.183308	21.360745	-3.71%	0
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.747378	12.065742	12.27%	0
2019*	10.000000	10.747378	7.47%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.239062	22.479158	16.84%	0
2019	15.752223	19.239062	22.14%	0
2018	17.954770	15.752223	-12.27%	0
2017	14.564225	17.954770	23.28%	0
2016	14.428295	14.564225	0.94%	0
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.354992	19.426065	18.78%	0
2019	12.054337	16.354992	35.68%	0
2018	12.332622	12.054337	-2.26%	0
2017	9.903641	12.332622	24.53%	0
2016	9.625801	9.903641	2.89%	0
2015*	10.000000	9.625801	-3.74%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.187416	31.87%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.496798	34.97%	0
1004

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.772646	12.306803	4.54%	0
2019	10.949883	11.772646	7.51%	0
2018	11.370623	10.949883	-3.70%	0
2017	11.046100	11.370623	2.94%	0
2016	10.734352	11.046100	2.90%	0
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.937550	21.477314	2.58%	0
2019	18.867190	20.937550	10.97%	0
2018	20.885143	18.867190	-9.66%	0
2017	19.605698	20.885143	6.53%	0
2016	18.238998	19.605698	7.49%	0
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.075536	10.610739	-4.20%	0
2019	8.911212	11.075536	24.29%	0
2018	9.954803	8.911212	-10.48%	0
2017	9.099253	9.954803	9.40%	0
2016	8.141933	9.099253	11.76%	0
2015*	10.000000	8.141933	-18.58%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.082245	21.170232	10.94%	0
2019	15.832057	19.082245	20.53%	0
2018	17.551348	15.832057	-9.80%	0
2017	15.363797	17.551348	14.24%	0
2016	14.238309	15.363797	7.90%	0
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
1005

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.434704	16.756249	46.54%	0
2019	8.855918	11.434704	29.12%	0
2018	10.935593	8.855918	-19.02%	0
2017	8.961208	10.935593	22.03%	0
2016	9.452286	8.961208	-5.20%	0
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.316795	17.762757	8.86%	0
2019	13.898324	16.316795	17.40%	0
2018	15.050403	13.898324	-7.65%	0
2017	13.370906	15.050403	12.56%	0
2016	12.619269	13.370906	5.96%	0
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	6,414
2011	9.527413	9.347262	-1.89%	6,579
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.201603	10.828858	6.15%	0
2019	9.630329	10.201603	5.93%	0
2018	10.016813	9.630329	-3.86%	0
2017	9.983894	10.016813	0.33%	0
2016	10.005496	9.983894	-0.22%	0
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	6,183
2011	10.183718	10.466013	2.77%	5,845
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.134844	25.428956	26.29%	0
2019	15.369392	20.134844	31.01%	0
2018	17.460016	15.369392	-11.97%	0
2017	13.714330	17.460016	27.31%	0
2016	14.081903	13.714330	-2.61%	0
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
1006

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	21.660875	31.897521	47.26%	0
2019	17.104460	21.660875	26.64%	0
2018	17.716362	17.104460	-3.45%	0
2017	14.260879	17.716362	24.23%	0
2016	13.451292	14.260879	6.02%	0
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	17.505425	19.240553	9.91%	0
2019	14.331231	17.505425	22.15%	0
2018	15.075907	14.331231	-4.94%	0
2017	12.719713	15.075907	18.52%	0
2016	11.779077	12.719713	7.99%	0
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	8,043
2011	8.006521	7.608789	-4.97%	8,279
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	13.093805	13.243882	1.15%	0
2019	12.339556	13.093805	6.11%	0
2018	13.001926	12.339556	-5.09%	0
2017	12.578949	13.001926	3.36%	0
2016	11.910382	12.578949	5.61%	0
2015	12.618235	11.910382	-5.61%	0
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	26.092165	27.911115	6.97%	0
2019	20.805469	26.092165	25.41%	0
2018	21.467878	20.805469	-3.09%	0
2017	18.366062	21.467878	16.89%	0
2016	16.997039	18.366062	8.05%	0
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
1007

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	25.907281	26.024754	0.45%	0
2019	20.985971	25.907281	23.45%	0
2018	23.334892	20.985971	-10.07%	0
2017	20.397070	23.334892	14.40%	0
2016	17.846667	20.397070	14.29%	0
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.551138	11.747679	11.34%	0
2019	9.443673	10.551138	11.73%	0
2018	10.616668	9.443673	-11.05%	0
2017	9.221629	10.616668	15.13%	0
2016	9.212477	9.221629	0.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.196864	15.532500	9.41%	0
2019	11.782604	14.196864	20.49%	0
2018	13.583736	11.782604	-13.26%	0
2017	11.664376	13.583736	16.45%	0
2016	11.073299	11.664376	5.34%	0
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.740657	13.582727	6.61%	0
2019	11.282244	12.740657	12.93%	0
2018	12.380933	11.282244	-8.87%	0
2017	11.366648	12.380933	8.92%	0
2016	11.020024	11.366648	3.15%	0
2015	11.458907	11.020024	-3.83%	0
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
1008

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.720866	14.866040	8.35%	0
2019	11.739859	13.720866	16.87%	0
2018	13.153361	11.739859	-10.75%	0
2017	11.684297	13.153361	12.57%	0
2016	11.199906	11.684297	4.32%	0
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.158510	11.669645	4.58%	0
2019	10.373042	11.158510	7.57%	0
2018	10.959062	10.373042	-5.35%	0
2017	10.599860	10.959062	3.39%	0
2016	10.423517	10.599860	1.69%	0
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.342996	11.581265	2.10%	0
2019	10.249825	11.342996	10.67%	0
2018	11.342191	10.249825	-9.63%	0
2017	10.166707	11.342191	11.56%	0
2016	9.908172	10.166707	2.61%	0
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.800331	12.314077	4.35%	0
2019	10.518740	11.800331	12.18%	0
2018	11.647376	10.518740	-9.69%	0
2017	10.172106	11.647376	14.50%	0
2016	9.852239	10.172106	3.25%	0
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
1009

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.273938	14.281514	7.59%	0
2019	11.558950	13.273938	14.84%	0
2018	12.801049	11.558950	-9.70%	0
2017	11.554588	12.801049	10.79%	0
2016	11.136019	11.554588	3.76%	0
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.946345	15.217849	9.12%	0
2019	11.738447	13.946345	18.81%	0
2018	13.347052	11.738447	-12.05%	0
2017	11.629035	13.347052	14.77%	0
2016	11.118998	11.629035	4.59%	0
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.293629	13.031489	6.00%	0
2019	11.065208	12.293629	11.10%	0
2018	11.955261	11.065208	-7.44%	0
2017	11.192214	11.955261	6.82%	0
2016	10.862204	11.192214	3.04%	0
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.373433	13.672323	2.23%	0
2019	12.231383	13.373433	9.34%	0
2018	14.928047	12.231383	-18.06%	0
2017	12.513765	14.928047	19.29%	0
2016	12.731319	12.513765	-1.71%	0
2015	13.630211	12.731319	-6.59%	0
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.713257	17.13%	0
1010

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.312368	11.740316	3.78%	0
2019	10.706971	11.312368	5.65%	0
2018	11.093456	10.706971	-3.48%	0
2017	10.954271	11.093456	1.27%	0
2016	10.731772	10.954271	2.07%	0
2015	11.139016	10.731772	-3.66%	0
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.065751	12.788178	5.99%	0
2019	11.326635	12.065751	6.53%	0
2018	11.826647	11.326635	-4.23%	0
2017	11.724704	11.826647	0.87%	0
2016	11.672135	11.724704	0.45%	0
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.351774	10.438474	0.84%	0
2019	9.991894	10.351774	3.60%	0
2018*	10.000000	9.991894	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	27.631627	30.348599	9.83%	0
2019	23.174907	27.631627	19.23%	0
2018	28.959710	23.174907	-19.98%	0
2017	21.095014	28.959710	37.28%	0
2016	20.190887	21.095014	4.48%	0
2015	24.798604	20.190887	-18.58%	0
2014	27.064117	24.798604	-8.37%	0
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	18.277203	18.834065	3.05%	0
2019	16.387904	18.277203	11.53%	0
2018	17.384002	16.387904	-5.73%	0
2017	16.751427	17.384002	3.78%	0
2016	15.095570	16.751427	10.97%	0
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
1011

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.374547	10.697495	3.11%	0
2019	10.043603	10.374547	3.30%	0
2018	10.339504	10.043603	-2.86%	0
2017	10.419336	10.339504	-0.77%	0
2016	10.639733	10.419336	-2.07%	0
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.461305	7.270047	-2.56%	0
2019	7.541885	7.461305	-1.07%	0
2018	7.653907	7.541885	-1.46%	0
2017	7.840732	7.653907	-2.38%	0
2016	8.065353	7.840732	-2.79%	0
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.778788	9.188730	4.67%	0
2019	7.595154	8.778788	15.58%	0
2018	9.173144	7.595154	-17.20%	0
2017	7.425949	9.173144	23.53%	0
2016	7.591160	7.425949	-2.18%	0
2015	8.069825	7.591160	-5.93%	0
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.601250	9.997552	4.13%	0
2019	8.149855	9.601250	17.81%	0
2018	9.765630	8.149855	-16.55%	0
2017	8.071918	9.765630	20.98%	0
2016	8.260578	8.071918	-2.28%	0
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
1012

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.112395	26.441138	9.66%	0
2019	20.048871	24.112395	20.27%	0
2018	22.634105	20.048871	-11.42%	0
2017	19.660670	22.634105	15.12%	0
2016	18.476085	19.660670	6.41%	0
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.997165	17.011911	6.34%	0
2019	14.268902	15.997165	12.11%	0
2018	15.430631	14.268902	-7.53%	0
2017	14.283888	15.430631	8.03%	0
2016	13.822964	14.283888	3.33%	0
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	19.487846	21.143155	8.49%	0
2019	16.715906	19.487846	16.58%	0
2018	18.390240	16.715906	-9.10%	0
2017	16.478180	18.390240	11.60%	0
2016	15.733797	16.478180	4.73%	0
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.160345	12.613621	3.73%	0
2019	11.421778	12.160345	6.47%	0
2018	11.968491	11.421778	-4.57%	0
2017	11.650222	11.968491	2.73%	0
2016	11.494770	11.650222	1.35%	0
2015	11.794682	11.494770	-2.54%	0
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
1013

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.340112	11.525263	1.63%	0
2019	10.324715	11.340112	9.83%	0
2018	11.257151	10.324715	-8.28%	0
2017	10.155527	11.257151	10.85%	0
2016	9.883121	10.155527	2.76%	0
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.874323	12.272233	3.35%	0
2019	10.600018	11.874323	12.02%	0
2018	11.610056	10.600018	-8.70%	0
2017	10.211311	11.610056	13.70%	0
2016	9.821915	10.211311	3.96%	0
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.275195	19.601125	7.26%	0
2019	15.968030	18.275195	14.45%	0
2018	17.420168	15.968030	-8.34%	0
2017	15.869077	17.420168	9.77%	0
2016	15.236554	15.869077	4.15%	0
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.814396	23.817795	9.18%	0
2019	18.421601	21.814396	18.42%	0
2018	20.542703	18.421601	-10.33%	0
2017	18.111804	20.542703	13.42%	0
2016	17.175295	18.111804	5.45%	0
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
1014

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.143273	15.978195	5.51%	0
2019	13.728427	15.143273	10.31%	0
2018	14.673779	13.728427	-6.44%	0
2017	13.822035	14.673779	6.16%	0
2016	13.451908	13.822035	2.75%	0
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.366943	10.794648	4.13%	0
2019*	10.000000	10.366943	3.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.664689	11.999859	12.52%	0
2019*	10.000000	10.664689	6.65%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	19.494302	24.617437	26.28%	0
2019	15.401608	19.494302	26.57%	0
2018	16.397314	15.401608	-6.07%	0
2017	12.987504	16.397314	26.25%	0
2016	13.099864	12.987504	-0.86%	0
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.100275	12.595575	4.09%	0
2019	10.463811	12.100275	15.64%	0
2018	11.312295	10.463811	-7.50%	0
2017	9.899476	11.312295	14.27%	0
2016	9.381897	9.899476	5.52%	0
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.923587	14.478563	3.99%	0
2019	11.743149	13.923587	18.57%	0
2018	12.402771	11.743149	-5.32%	0
2017	10.484178	12.402771	18.30%	0
2016	9.800798	10.484178	6.97%	0
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
1015

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	33.226111	38.279843	15.21%	0
2019	24.890612	33.226111	33.49%	0
2018	26.012615	24.890612	-4.31%	0
2017	21.059052	26.012615	23.52%	0
2016	20.966938	21.059052	0.44%	0
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	25.632547	25.261805	-1.45%	0
2019	20.816384	25.632547	23.14%	0
2018	23.660353	20.816384	-12.02%	0
2017	22.445897	23.660353	5.41%	0
2016	19.208138	22.445897	16.86%	0
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.749189	17.49%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.823165	38.287342	9.95%	0
2019	28.512359	34.823165	22.13%	0
2018	33.107800	28.512359	-13.88%	0
2017	29.416796	33.107800	12.55%	0
2016	25.157316	29.416796	16.93%	0
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.105682	18.358017	-3.91%	0
2019	15.871292	19.105682	20.38%	0
2018	18.805218	15.871292	-15.60%	0
2017	16.993522	18.805218	10.66%	0
2016	14.866063	16.993522	14.31%	0
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
1016

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	25.574795	34.930808	36.58%	0
2019	19.435635	25.574795	31.59%	0
2018	21.789290	19.435635	-10.80%	0
2017	17.982792	21.789290	21.17%	0
2016	17.119811	17.982792	5.04%	0
2015	17.520256	17.119811	-2.29%	0
2014	17.578827	17.520256	-0.33%	0
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	28.043936	28.608380	2.01%	0
2019	24.308262	28.043936	15.37%	0
2018	30.180901	24.308262	-19.46%	0
2017	28.548811	30.180901	5.72%	0
2016	23.380077	28.548811	22.11%	0
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	30.172910	35.884938	18.93%	0
2019	24.763517	30.172910	21.84%	0
2018	29.233041	24.763517	-15.29%	0
2017	26.566098	29.233041	10.04%	0
2016	22.301470	26.566098	19.12%	0
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.558996	19.354497	10.23%	0
2019	14.103539	17.558996	24.50%	0
2018	15.277261	14.103539	-7.68%	0
2017	12.596897	15.277261	21.28%	0
2016	11.412987	12.596897	10.37%	0
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
1017

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.270497	20.127528	10.16%	0
2019	14.912534	18.270497	22.52%	0
2018	16.302438	14.912534	-8.53%	0
2017	14.168681	16.302438	15.06%	0
2016	13.237495	14.168681	7.03%	0
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.913051	13.669343	-8.34%	0
2019	11.761672	14.913051	26.79%	0
2018	12.614290	11.761672	-6.76%	0
2017	12.225488	12.614290	3.18%	0
2016	11.734323	12.225488	4.19%	0
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.735220	21.461548	14.55%	0
2019	14.731616	18.735220	27.18%	0
2018	15.935071	14.731616	-7.55%	0
2017	13.522520	15.935071	17.84%	0
2016	12.487782	13.522520	8.29%	0
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.995918	8.991659	-0.05%	0
2019	8.891625	8.995918	1.17%	0
2018	9.074752	8.891625	-2.02%	0
2017	9.190313	9.074752	-1.26%	0
2016	9.224476	9.190313	-0.37%	0
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
1018

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.954018	18.503229	15.98%	0
2019	13.135016	15.954018	21.46%	0
2018	15.245068	13.135016	-13.84%	0
2017	13.735105	15.245068	10.99%	0
2016	11.689805	13.735105	17.50%	0
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	19.473948	30.380908	56.01%	0
2019	14.641302	19.473948	33.01%	0
2018	16.208025	14.641302	-9.67%	0
2017	13.074863	16.208025	23.96%	0
2016	12.682444	13.074863	3.09%	0
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	35.850475	48.684917	35.80%	0
2019	27.840282	35.850475	28.77%	0
2018	30.657820	27.840282	-9.19%	0
2017	25.319038	30.657820	21.09%	0
2016	25.005713	25.319038	1.25%	0
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.254726	8.301034	0.56%	0
2019	8.190543	8.254726	0.78%	0
2018	8.342623	8.190543	-1.82%	0
2017	8.506483	8.342623	-1.93%	0
2016	8.645441	8.506483	-1.61%	0
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
1019

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.030584	32.575741	16.21%	0
2019	22.908135	28.030584	22.36%	0
2018	25.003686	22.908135	-8.38%	0
2017	21.718972	25.003686	15.12%	0
2016	20.337167	21.718972	6.79%	0
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.648048	11.168393	4.89%	0
2019	9.803470	10.648048	8.62%	0
2018	10.668615	9.803470	-8.11%	0
2017	9.679949	10.668615	10.21%	0
2016	8.819760	9.679949	9.75%	0
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.030880	11.427505	3.60%	0
2019	9.898298	11.030880	11.44%	0
2018	10.701400	9.898298	-7.50%	0
2017	10.028052	10.701400	6.71%	0
2016	9.112124	10.028052	10.05%	0
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.275470	11.052671	7.56%	0
2019	9.887496	10.275470	3.92%	0
2018	10.605935	9.887496	-6.77%	0
2017	9.852929	10.605935	7.64%	0
2016	9.849984	9.852929	0.03%	0
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
1020

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.866204	9.867065	0.01%	0
2019	9.767169	9.866204	1.01%	0
2018	10.026320	9.767169	-2.58%	0
2017	10.186790	10.026320	-1.58%	0
2016	10.344440	10.186790	-1.52%	0
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.796632	9.726143	-0.72%	0
2019	9.814223	9.796632	-0.18%	0
2018	9.956419	9.814223	-1.43%	0
2017	10.011643	9.956419	-0.55%	0
2016*	10.000000	10.011643	0.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.228619	10.790386	5.49%	0
2019	9.721513	10.228619	5.22%	0
2018	10.067043	9.721513	-3.43%	0
2017	9.880298	10.067043	1.89%	0
2016	9.908150	9.880298	-0.28%	0
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.281297	23.299963	34.83%	0
2019	13.001810	17.281297	32.91%	0
2018	13.067541	13.001810	-0.50%	0
2017	10.269137	13.067541	27.25%	0
2016*	10.000000	10.269137	2.69%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.732002	18.230610	8.96%	0
2019	13.754296	16.732002	21.65%	0
2018	17.497498	13.754296	-21.39%	0
2017	14.220103	17.497498	23.05%	0
2016	14.996571	14.220103	-5.18%	0
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.367090	33.67%	0
1021

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.569752	12.926645	2.84%	0
2019	9.916618	12.569752	26.75%	0
2018	11.150513	9.916618	-11.07%	0
2017*	10.000000	11.150513	11.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	38.292914	48.115283	25.65%	0
2019	30.627348	38.292914	25.03%	0
2018	31.247083	30.627348	-1.98%	0
2017	25.249518	31.247083	23.75%	0
2016	29.092509	25.249518	-13.21%	0
2015	26.611947	29.092509	9.32%	0
2014	20.863569	26.611947	27.55%	0
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.183125	5.986546	15.50%	0
2019	4.780461	5.183125	8.42%	0
2018	6.872416	4.780461	-30.44%	0
2017	7.211989	6.872416	-4.71%	0
2016	5.173250	7.211989	39.41%	0
2015	8.019157	5.173250	-35.49%	0
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.327724	6.168276	15.78%	0
2019	4.899642	5.327724	8.74%	0
2018	7.029509	4.899642	-30.30%	0
2017	7.356324	7.029509	-4.44%	0
2016	5.265872	7.356324	39.70%	0
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.684571	10.224331	-4.31%	0
2019*	10.000000	10.684571	6.85%	0
1022

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	29.545580	45.314477	53.37%	0
2019	24.350664	29.545580	21.33%	0
2018	24.732619	24.350664	-1.54%	0
2017	20.215442	24.732619	22.35%	0
2016	19.300950	20.215442	4.74%	0
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0
1023

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	11.734173	11.929260	1.66%	0
2019	10.502618	11.734173	11.73%	0
2018	11.694211	10.502618	-10.19%	0
2017	10.549891	11.694211	10.85%	0
2016	10.526508	10.549891	0.22%	0
2015	11.000729	10.526508	-4.31%	0
2014	10.888733	11.000729	1.03%	0
2013	10.033863	10.888733	8.52%	0
2012*	10.000000	10.033863	0.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2020	24.221917	24.063707	-0.65%	0
2019	20.211570	24.221917	19.84%	0
2018	22.145569	20.211570	-8.73%	0
2017	19.258437	22.145569	14.99%	0
2016	17.882843	19.258437	7.69%	0
2015	18.185978	17.882843	-1.67%	0
2014	17.163527	18.185978	5.96%	0
2013	13.153120	17.163527	30.49%	0
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.568644	8.490944	-0.91%	0
2019	7.567629	8.568644	13.23%	0
2018*	10.000000	7.567629	-24.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.711103	30.683399	-0.09%	0
2019	26.419144	30.711103	16.25%	0
2018	32.177187	26.419144	-17.89%	0
2017	29.407470	32.177187	9.42%	0
2016	24.304208	29.407470	21.00%	0
2015	26.582638	24.304208	-8.57%	0
2014	25.167484	26.582638	5.62%	0
2013	18.860524	25.167484	33.44%	0
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.773249	11.442697	6.21%	0
2019	10.203763	10.773249	5.58%	0
2018	10.831902	10.203763	-5.80%	0
2017	10.776051	10.831902	0.52%	0
2016	10.647001	10.776051	1.21%	0
2015	11.259939	10.647001	-5.44%	0
2014	11.243180	11.259939	0.15%	0
2013	12.671435	11.243180	-11.27%	0
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
1024

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II - Q/NQ
2020	23.492853	25.383800	8.05%	0
2019	19.581546	23.492853	19.97%	0
2018	21.767077	19.581546	-10.04%	0
2017	18.661760	21.767077	16.64%	0
2016	17.002757	18.661760	9.76%	0
2015	18.647045	17.002757	-8.82%	0
2014	17.122173	18.647045	8.91%	0
2013	13.035142	17.122173	31.35%	0
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	25.825256	25.315342	-1.97%	0
2019	20.650321	25.825256	25.06%	0
2018	24.476685	20.650321	-15.63%	0
2017	22.647251	24.476685	8.08%	0
2016	19.033552	22.647251	18.99%	0
2015	19.947499	19.033552	-4.58%	0
2014	17.700579	19.947499	12.69%	0
2013	14.054728	17.700579	25.94%	0
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	24.717242	24.162204	-2.25%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.846167	11.252717	3.75%	0
2019	9.739809	10.846167	11.36%	0
2018	10.346786	9.739809	-5.87%	0
2017	9.965951	10.346786	3.82%	0
2016	9.110708	9.965951	9.39%	0
2015*	10.000000	9.110708	-8.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.798168	10.310866	5.23%	0
2019	9.259443	9.798168	5.82%	0
2018	9.621780	9.259443	-3.77%	0
2017	9.615352	9.621780	0.07%	0
2016	9.678990	9.615352	-0.66%	0
2015*	10.000000	9.678990	-3.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.603872	13.659778	0.41%	0
2019	11.008659	13.603872	23.57%	0
2018	12.266788	11.008659	-10.26%	0
2017	10.860521	12.266788	12.95%	0
2016	9.651253	10.860521	12.53%	0
2015*	10.000000	9.651253	-3.49%	0
1025

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.096431	17.667139	17.03%	0
2019	13.223409	15.096431	14.16%	0
2018	14.760551	13.223409	-10.41%	0
2017	13.388203	14.760551	10.25%	0
2016	13.302043	13.388203	0.65%	0
2015	13.859339	13.302043	-4.02%	0
2014	14.024408	13.859339	-1.18%	0
2013	12.642927	14.024408	10.93%	0
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.032405	12.580612	4.56%	0
2019	10.354976	12.032405	16.20%	0
2018	12.670203	10.354976	-18.27%	0
2017	11.359085	12.670203	11.54%	0
2016	10.169414	11.359085	11.70%	0
2015	10.760147	10.169414	-5.49%	0
2014*	10.000000	10.760147	7.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.446471	36.948488	7.26%	0
2019	29.072245	34.446471	18.49%	0
2018	32.949920	29.072245	-11.77%	0
2017	30.233466	32.949920	8.98%	0
2016	24.801007	30.233466	21.90%	0
2015	26.191501	24.801007	-5.31%	0
2014	25.699309	26.191501	1.92%	0
2013	18.837506	25.699309	36.43%	0
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	27.314241	31.171981	14.12%	0
2019	21.532180	27.314241	26.85%	0
2018	23.347019	21.532180	-7.77%	0
2017	19.865209	23.347019	17.53%	0
2016	18.384881	19.865209	8.05%	0
2015	18.800019	18.384881	-2.21%	0
2014	17.144717	18.800019	9.65%	0
2013	13.426758	17.144717	27.69%	0
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
1026

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	24.679520	29.521147	19.62%	0
2019	18.747511	24.679520	31.64%	0
2018	20.819638	18.747511	-9.95%	0
2017	16.906135	20.819638	23.15%	0
2016	16.199800	16.906135	4.36%	0
2015	17.175600	16.199800	-5.68%	0
2014	16.429987	17.175600	4.54%	0
2013	14.025676	16.429987	17.14%	0
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2020	18.250591	21.158104	15.93%	0
2019	15.494707	18.250591	17.79%	0
2018	19.805381	15.494707	-21.77%	0
2017	16.423805	19.805381	20.59%	0
2016	14.503879	16.423805	13.24%	0
2015	15.347340	14.503879	-5.50%	0
2014	15.623796	15.347340	-1.77%	0
2013	10.872320	15.623796	43.70%	0
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.604063	10.929040	3.06%	0
2019	9.386647	10.604063	12.97%	0
2018	10.086973	9.386647	-6.94%	0
2017*	10.000000	10.086973	0.87%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.412532	14.617097	-5.16%	0
2019	12.447029	15.412532	23.82%	0
2018	15.460758	12.447029	-19.49%	0
2017	14.268028	15.460758	8.36%	0
2016	11.225839	14.268028	27.10%	0
2015	12.379083	11.225839	-9.32%	0
2014	12.089331	12.379083	2.40%	0
2013*	10.000000	12.089331	20.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.013634	9.902314	-1.11%	0
2019	9.645839	10.013634	3.81%	0
2018	9.959543	9.645839	-3.15%	0
2017	9.930150	9.959543	0.30%	0
2016	9.400702	9.930150	5.63%	0
2015	9.793617	9.400702	-4.01%	0
2014*	10.000000	9.793617	-2.06%	0
1027

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares - Q/NQ
2020	10.456460	10.209157	-2.37%	0
2019	8.994156	10.456460	16.26%	0
2018*	10.000000	8.994156	-10.06%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares - Q/NQ
2020	11.214161	11.726740	4.57%	0
2019	10.595386	11.214161	5.84%	0
2018	11.016885	10.595386	-3.83%	0
2017	10.951858	11.016885	0.59%	0
2016	10.910118	10.951858	0.38%	0
2015	11.303035	10.910118	-3.48%	0
2014	11.262963	11.303035	0.36%	0
2013	11.530771	11.262963	-2.32%	0
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.204231	12.947908	26.89%	0
2019	8.146834	10.204231	25.25%	0
2018*	10.000000	8.146834	-18.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	14.579312	15.864907	8.82%	0
2019	12.991716	14.579312	12.22%	0
2018	13.999391	12.991716	-7.20%	0
2017	12.800397	13.999391	9.37%	0
2016	12.545787	12.800397	2.03%	0
2015	13.009510	12.545787	-3.56%	0
2014	12.876533	13.009510	1.03%	0
2013	11.733185	12.876533	9.74%	0
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	15.927711	17.715309	11.22%	0
2019	13.704402	15.927711	16.22%	0
2018	15.052998	13.704402	-8.96%	0
2017	13.353679	15.052998	12.73%	0
2016	13.017227	13.353679	2.58%	0
2015	13.488708	13.017227	-3.50%	0
2014	13.301806	13.488708	1.41%	0
2013	11.865053	13.301806	12.11%	0
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
1028

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	17.570092	19.869421	13.09%	0
2019	14.601879	17.570092	20.33%	0
2018	16.383630	14.601879	-10.88%	0
2017	14.000146	16.383630	17.02%	0
2016	13.574136	14.000146	3.14%	0
2015	14.075784	13.574136	-3.56%	0
2014	13.861149	14.075784	1.55%	0
2013	11.775961	13.861149	17.71%	0
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.941033	15.322660	18.40%	0
2019	10.754576	12.941033	20.33%	0
2018	11.610513	10.754576	-7.37%	0
2017	10.312597	11.610513	12.59%	0
2016*	10.000000	10.312597	3.13%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.682275	40.003246	26.26%	0
2019	24.893383	31.682275	27.27%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	10.676245	6.946639	-34.93%	0
2019	10.026948	10.676245	6.48%	0
2018	13.750045	10.026948	-27.08%	0
2017	14.586209	13.750045	-5.73%	0
2016	11.268337	14.586209	29.44%	0
2015	14.666849	11.268337	-23.17%	0
2014	17.342881	14.666849	-15.43%	0
2013	14.409110	17.342881	20.36%	0
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	22.262200	22.973207	3.19%	0
2019	18.065398	22.262200	23.23%	0
2018	20.376833	18.065398	-11.34%	0
2017	18.655863	20.376833	9.22%	0
2016	16.346233	18.655863	14.13%	0
2015	17.606834	16.346233	-7.16%	0
2014	16.741159	17.606834	5.17%	0
2013	13.508471	16.741159	23.93%	0
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
1029

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.926312	14.526842	4.31%	0
2019	11.076690	13.926312	25.73%	0
2018	12.584061	11.076690	-11.98%	0
2017	11.129821	12.584061	13.07%	0
2016*	10.000000	11.129821	11.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	30.720854	42.755752	39.18%	0
2019	23.651247	30.720854	29.89%	0
2018	24.505665	23.651247	-3.49%	0
2017	18.746834	24.505665	30.72%	0
2016	19.229226	18.746834	-2.51%	0
2015	18.553177	19.229226	3.64%	0
2014	17.238380	18.553177	7.63%	0
2013	13.073741	17.238380	31.85%	0
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	11.483710	12.153729	5.83%	0
2019	10.826751	11.483710	6.07%	0
2018	11.257877	10.826751	-3.83%	0
2017	11.165322	11.257877	0.83%	0
2016	11.022036	11.165322	1.30%	0
2015	11.466249	11.022036	-3.87%	0
2014	11.197875	11.466249	2.40%	0
2013	11.794072	11.197875	-5.06%	0
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	35.612316	40.695153	14.27%	0
2019	29.822080	35.612316	19.42%	0
2018	36.098965	29.822080	-17.39%	0
2017	30.887554	36.098965	16.87%	0
2016	28.462824	30.887554	8.52%	0
2015	29.844512	28.462824	-4.63%	0
2014	29.032384	29.844512	2.80%	0
2013	22.039585	29.032384	31.73%	0
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
1030

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	21.162799	23.663347	11.82%	0
2019	17.120210	21.162799	23.61%	0
2018	20.793050	17.120210	-17.66%	0
2017	16.497650	20.793050	26.04%	0
2016	17.961543	16.497650	-8.15%	0
2015	17.935499	17.961543	0.15%	0
2014	20.173743	17.935499	-11.09%	0
2013	15.985610	20.173743	26.20%	0
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2020	27.448809	28.745708	4.72%	0
2019	21.112819	27.448809	30.01%	0
2018	26.400959	21.112819	-20.03%	0
2017	22.864933	26.400959	15.46%	0
2016	21.581295	22.864933	5.95%	0
2015	22.993994	21.581295	-6.14%	0
2014	22.267152	22.993994	3.26%	0
2013	17.642135	22.267152	26.22%	0
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	12.391333	13.424209	8.34%	0
2019	10.663421	12.391333	16.20%	0
2018	12.175721	10.663421	-12.42%	0
2017	11.214263	12.175721	8.57%	0
2016	10.219102	11.214263	9.74%	0
2015	11.239009	10.219102	-9.07%	0
2014	11.271598	11.239009	-0.29%	0
2013	9.393180	11.271598	20.00%	0
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	14.535972	14.190328	-2.38%	0
2019	12.918605	14.535972	12.52%	0
2018	13.926775	12.918605	-7.24%	0
2017	13.096708	13.926775	6.34%	0
2016	11.846221	13.096708	10.56%	0
2015	13.146406	11.846221	-9.89%	0
2014	12.961709	13.146406	1.42%	0
2013	11.733565	12.961709	10.47%	0
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
1031

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2020	27.392941	30.798706	12.43%	0
2019	21.863500	27.392941	25.29%	0
2018	23.761341	21.863500	-7.99%	0
2017	20.327365	23.761341	16.89%	0
2016	18.066633	20.327365	12.51%	0
2015	19.340608	18.066633	-6.59%	0
2014	18.348494	19.340608	5.41%	0
2013	14.592909	18.348494	25.74%	0
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	31.110497	31.726641	1.98%	0
2019	25.397368	31.110497	22.49%	0
2018	30.073891	25.397368	-15.55%	0
2017	28.031346	30.073891	7.29%	0
2016	22.206674	28.031346	26.23%	0
2015	24.732501	22.206674	-10.21%	0
2014	25.365995	24.732501	-2.50%	0
2013	19.204228	25.365995	32.09%	0
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.187633	12.710142	13.61%	0
2019	9.107992	11.187633	22.83%	0
2018	11.158973	9.107992	-18.38%	0
2017	8.196516	11.158973	36.14%	0
2016	7.198050	8.196516	13.87%	0
2015	9.235167	7.198050	-22.06%	0
2014*	10.000000	9.235167	-7.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	16.474856	15.787291	-4.17%	0
2019	15.101084	16.474856	9.10%	0
2018	18.424220	15.101084	-18.04%	0
2017	16.283743	18.424220	13.14%	0
2016	15.670226	16.283743	3.92%	0
2015	17.285811	15.670226	-9.35%	0
2014	20.063371	17.285811	-13.84%	0
2013	16.828543	20.063371	19.22%	0
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
1032

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.833894	8.112077	-8.17%	0
2019	8.932017	8.833894	-1.10%	0
2018	9.039465	8.932017	-1.19%	0
2017	9.146896	9.039465	-1.17%	0
2016	9.164527	9.146896	-0.19%	0
2015	9.878169	9.164527	-7.22%	0
2014*	10.000000	9.878169	-1.22%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.427000	11.534209	0.94%	0
2019	10.529584	11.427000	8.52%	0
2018	11.355116	10.529584	-7.27%	0
2017	10.353706	11.355116	9.67%	0
2016	10.234556	10.353706	1.16%	0
2015	11.208650	10.234556	-8.69%	0
2014	11.122430	11.208650	0.78%	0
2013	10.101766	11.122430	10.10%	0
2012*	10.000000	10.101766	1.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.805384	10.145108	3.46%	0
2019	9.293921	9.805384	5.50%	0
2018*	10.000000	9.293921	-7.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.913137	9.279707	4.11%	0
2019	8.754647	8.913137	1.81%	0
2018	9.514451	8.754647	-7.99%	0
2017	9.465111	9.514451	0.52%	0
2016	9.809500	9.465111	-3.51%	0
2015	9.934431	9.809500	-1.26%	0
2014	9.790740	9.934431	1.47%	0
2013*	10.000000	9.790740	-2.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	20.649215	28.427664	37.67%	0
2019	15.611824	20.649215	32.27%	0
2018	16.757900	15.611824	-6.84%	0
2017	13.605973	16.757900	23.17%	0
2016	13.755377	13.605973	-1.09%	0
2015	13.544767	13.755377	1.55%	0
2014	12.915840	13.544767	4.87%	0
2013	9.529571	12.915840	35.53%	0
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.488219	44.88%	0
1033

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	31.877932	39.354667	23.45%	0
2019	25.012974	31.877932	27.45%	0
2018	29.795556	25.012974	-16.05%	0
2017	22.542262	29.795556	32.18%	0
2016	23.286101	22.542262	-3.19%	0
2015	23.167940	23.286101	0.51%	0
2014	23.415441	23.167940	-1.06%	0
2013	19.018403	23.415441	23.12%	0
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	9.650673	9.636204	-0.15%	0
2019	8.999689	9.650673	7.23%	0
2018	9.725930	8.999689	-7.47%	0
2017	9.459972	9.725930	2.81%	0
2016	9.181504	9.459972	3.03%	0
2015	9.712432	9.181504	-5.47%	0
2014	9.774438	9.712432	-0.63%	0
2013	10.119092	9.774438	-3.41%	0
2012*	10.000000	10.119092	1.19%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	25.001714	27.558293	10.23%	0
2019	19.575328	25.001714	27.72%	0
2018	21.974235	19.575328	-10.92%	0
2017	19.430843	21.974235	13.09%	0
2016	18.005939	19.430843	7.91%	0
2015	18.012794	18.005939	-0.04%	0
2014	16.829103	18.012794	7.03%	0
2013	13.206306	16.829103	27.43%	0
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	14.553380	15.370787	5.62%	0
2019	12.005356	14.553380	21.22%	0
2018	14.010531	12.005356	-14.31%	0
2017	12.603156	14.010531	11.17%	0
2016	11.486580	12.603156	9.72%	0
2015	12.377883	11.486580	-7.20%	0
2014	12.256301	12.377883	0.99%	0
2013	9.840633	12.256301	24.55%	0
2012*	10.000000	9.840633	-1.59%	0
1034

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	32.669369	37.892499	15.99%	0
2019	26.715314	32.669369	22.29%	0
2018	30.807771	26.715314	-13.28%	0
2017	27.893861	30.807771	10.45%	0
2016	24.448184	27.893861	14.09%	0
2015	26.853920	24.448184	-8.96%	0
2014	24.807488	26.853920	8.25%	0
2013	18.195616	24.807488	36.34%	0
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.981868	11.713833	17.35%	0
2019	8.046633	9.981868	24.05%	0
2018	10.318971	8.046633	-22.02%	0
2017	8.416718	10.318971	22.60%	0
2016	8.923071	8.416718	-5.67%	0
2015	8.926577	8.923071	-0.04%	0
2014*	10.000000	8.926577	-10.73%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.899339	16.449619	10.41%	0
2019	12.619661	14.899339	18.06%	0
2018	13.767871	12.619661	-8.34%	0
2017	12.005787	13.767871	14.68%	0
2016	12.708869	12.005787	-5.53%	0
2015	14.302647	12.708869	-11.14%	0
2014	15.572747	14.302647	-8.16%	0
2013	12.836378	15.572747	21.32%	0
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.220044	12.561464	2.79%	0
2019	11.335646	12.220044	7.80%	0
2018	11.946918	11.335646	-5.12%	0
2017	11.550252	11.946918	3.43%	0
2016	10.252867	11.550252	12.65%	0
2015	11.311292	10.252867	-9.36%	0
2014	11.449047	11.311292	-1.20%	0
2013	10.687055	11.449047	7.13%	0
2012*	10.000000	10.687055	6.87%	0
1035

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	19.635981	28.366443	44.46%	0
2019	14.682790	19.635981	33.73%	0
2018	15.156288	14.682790	-3.12%	0
2017	12.318346	15.156288	23.04%	0
2016	11.972628	12.318346	2.89%	0
2015	13.106993	11.972628	-8.65%	0
2014	12.533070	13.106993	4.58%	0
2013	9.948703	12.533070	25.98%	0
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares - Q/NQ
2020	24.119645	26.664786	10.55%	0
2019	20.346454	24.119645	18.54%	0
2018	20.900058	20.346454	-2.65%	0
2017	18.246431	20.900058	14.54%	0
2016	18.038899	18.246431	1.15%	0
2015	18.530365	18.038899	-2.65%	0
2014	17.658514	18.530365	4.94%	0
2013	15.203191	17.658514	16.15%	0
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.736030	10.406796	6.89%	0
2019	9.189695	9.736030	5.95%	0
2018	9.603967	9.189695	-4.31%	0
2017	9.583912	9.603967	0.21%	0
2016	9.669737	9.583912	-0.89%	0
2015*	10.000000	9.669737	-3.30%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	40.682637	54.839167	34.80%	0
2019	30.662478	40.682637	32.68%	0
2018	31.098270	30.662478	-1.40%	0
2017	24.672459	31.098270	26.04%	0
2016	24.961639	24.672459	-1.16%	0
2015	23.001136	24.961639	8.52%	0
2014	21.872594	23.001136	5.16%	0
2013	17.236643	21.872594	26.90%	0
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
1036

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	29.593677	43.247148	46.14%	0
2019	21.077447	29.593677	40.40%	0
2018	21.548580	21.077447	-2.19%	0
2017	15.335909	21.548580	40.51%	0
2016	13.892532	15.335909	10.39%	0
2015	13.693442	13.892532	1.45%	0
2014	12.916761	13.693442	6.01%	0
2013	9.840267	12.916761	31.26%	0
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	23.643004	26.594411	12.48%	0
2019	19.246540	23.643004	22.84%	0
2018	23.397487	19.246540	-17.74%	0
2017	18.448097	23.397487	26.83%	0
2016	20.395030	18.448097	-9.55%	0
2015	23.068237	20.395030	-11.59%	0
2014	27.070423	23.068237	-14.78%	0
2013	24.432469	27.070423	10.80%	0
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.501065	9.093694	-4.29%	0
2019	8.295077	9.501065	14.54%	0
2018	10.507639	8.295077	-21.06%	0
2017	8.477909	10.507639	23.94%	0
2016	7.239378	8.477909	17.11%	0
2015	9.340812	7.239378	-22.50%	0
2014*	10.000000	9.340812	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.009352	10.424823	4.15%	0
2019	9.523304	10.009352	5.10%	0
2018	9.926484	9.523304	-4.06%	0
2017	9.857031	9.926484	0.70%	0
2016*	10.000000	9.857031	-1.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	19.850519	28.018694	41.15%	0
2019	14.492854	19.850519	36.97%	0
2018	15.212845	14.492854	-4.73%	0
2017	12.419523	15.212845	22.49%	0
2016	11.773223	12.419523	5.49%	0
2015	12.409980	11.773223	-5.13%	0
2014	13.837656	12.409980	-10.32%	0
2013	10.106769	13.837656	36.91%	0
2012*	10.000000	10.106769	1.07%	0
1037

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.312451	28.332624	0.07%	0
2019	22.549541	28.312451	25.56%	0
2018	25.951000	22.549541	-13.11%	0
2017	22.807935	25.951000	13.78%	0
2016	20.675168	22.807935	10.32%	0
2015	21.526686	20.675168	-3.96%	0
2014	20.148253	21.526686	6.84%	0
2013	15.326175	20.148253	31.46%	0
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.728892	12.014016	11.98%	0
2019*	10.000000	10.728892	7.29%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	18.766295	21.870381	16.54%	0
2019	15.404742	18.766295	21.82%	0
2018	17.604271	15.404742	-12.49%	0
2017	14.316616	17.604271	22.96%	0
2016	14.219455	14.316616	0.68%	0
2015	13.794878	14.219455	3.08%	0
2014	14.069493	13.794878	-1.95%	0
2013	11.369796	14.069493	23.74%	0
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2020	16.155573	19.139867	18.47%	0
2019	11.938049	16.155573	35.33%	0
2018	12.245338	11.938049	-2.51%	0
2017	9.858811	12.245338	24.21%	0
2016	9.606865	9.858811	2.62%	0
2015*	10.000000	9.606865	-3.93%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.164844	31.65%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.473704	34.74%	0
1038

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2020	11.278008	11.759404	4.27%	0
2019	10.516857	11.278008	7.24%	0
2018	10.949282	10.516857	-3.95%	0
2017	10.664130	10.949282	2.67%	0
2016	10.389807	10.664130	2.64%	0
2015	10.806634	10.389807	-3.86%	0
2014	10.362594	10.806634	4.29%	0
2013	10.751000	10.362594	-3.61%	0
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	20.040681	20.504431	2.31%	0
2019	18.105559	20.040681	10.69%	0
2018	20.094053	18.105559	-9.90%	0
2017	18.911554	20.094053	6.25%	0
2016	17.638473	18.911554	7.22%	0
2015	18.409885	17.638473	-4.19%	0
2014	18.455665	18.409885	-0.25%	0
2013	20.863362	18.455665	-11.54%	0
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.943131	10.456900	-4.44%	0
2019	8.827375	10.943131	23.97%	0
2018	9.886738	8.827375	-10.71%	0
2017	9.060273	9.886738	9.12%	0
2016	8.127897	9.060273	11.47%	0
2015*	10.000000	8.127897	-18.72%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	18.637102	20.623218	10.66%	0
2019	15.502620	18.637102	20.22%	0
2018	17.230736	15.502620	-10.03%	0
2017	15.121911	17.230736	13.95%	0
2016	14.050173	15.121911	7.63%	0
2015	15.611211	14.050173	-10.00%	0
2014	16.441846	15.611211	-5.05%	0
2013	12.855326	16.441846	27.90%	0
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
1039

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.096167	16.218365	46.16%	0
2019	8.615871	11.096167	28.79%	0
2018	10.666796	8.615871	-19.23%	0
2017	8.763417	10.666796	21.72%	0
2016	9.267441	8.763417	-5.44%	0
2015	9.622059	9.267441	-3.69%	0
2014	10.060856	9.622059	-4.36%	0
2013	8.570752	10.060856	17.39%	0
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.752447	17.104300	8.58%	0
2019	13.452211	15.752447	17.10%	0
2018	14.605094	13.452211	-7.89%	0
2017	13.008639	14.605094	12.27%	0
2016	12.308928	13.008639	5.68%	0
2015	12.572444	12.308928	-2.10%	0
2014	12.351582	12.572444	1.79%	0
2013	10.333789	12.351582	19.53%	0
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	9.848752	10.427431	5.88%	0
2019	9.321202	9.848752	5.66%	0
2018	9.720417	9.321202	-4.11%	0
2017	9.713387	9.720417	0.07%	0
2016	9.759443	9.713387	-0.47%	0
2015	10.089808	9.759443	-3.27%	0
2014	9.913650	10.089808	1.78%	0
2013	10.495688	9.913650	-5.55%	0
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	19.438423	24.486306	25.97%	0
2019	14.876050	19.438423	30.67%	0
2018	16.943425	14.876050	-12.20%	0
2017	13.342748	16.943425	26.99%	0
2016	13.735591	13.342748	-2.86%	0
2015	13.297663	13.735591	3.29%	0
2014	13.468805	13.297663	-1.27%	0
2013	10.799245	13.468805	24.72%	0
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
1040

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	20.911674	30.715159	46.88%	0
2019	16.555425	20.911674	26.31%	0
2018	17.192163	16.555425	-3.70%	0
2017	13.874468	17.192163	23.91%	0
2016	13.120451	13.874468	5.75%	0
2015	12.715952	13.120451	3.18%	0
2014	12.136934	12.715952	4.77%	0
2013	9.658598	12.136934	25.66%	0
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	16.943531	18.575047	9.63%	0
2019	13.906975	16.943531	21.83%	0
2018	14.667543	13.906975	-5.19%	0
2017	12.406973	14.667543	18.22%	0
2016	11.518995	12.406973	7.71%	0
2015	11.753695	11.518995	-2.00%	0
2014	10.998568	11.753695	6.87%	0
2013	8.531634	10.998568	28.92%	0
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	12.543628	12.654765	0.89%	0
2019	11.851551	12.543628	5.84%	0
2018	12.520116	11.851551	-5.34%	0
2017	12.143964	12.520116	3.10%	0
2016	11.528081	12.143964	5.34%	0
2015	12.244713	11.528081	-5.85%	0
2014	12.157755	12.244713	0.72%	0
2013	12.682874	12.157755	-4.14%	0
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	24.995853	26.669591	6.70%	0
2019	19.982676	24.995853	25.09%	0
2018	20.672371	19.982676	-3.34%	0
2017	17.730931	20.672371	16.59%	0
2016	16.451439	17.730931	7.78%	0
2015	16.857465	16.451439	-2.41%	0
2014	15.550299	16.857465	8.41%	0
2013	12.263337	15.550299	26.80%	0
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
1041

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	24.818630	24.867023	0.19%	0
2019	20.155938	24.818630	23.13%	0
2018	22.470112	20.155938	-10.30%	0
2017	19.691644	22.470112	14.11%	0
2016	17.273745	19.691644	14.00%	0
2015	19.059146	17.273745	-9.37%	0
2014	18.047765	19.059146	5.60%	0
2013	13.758441	18.047765	31.18%	0
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.430409	11.583403	11.05%	0
2019	9.359684	10.430409	11.44%	0
2018	10.549553	9.359684	-11.28%	0
2017	9.186882	10.549553	14.83%	0
2016	9.201366	9.186882	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	13.776567	15.033889	9.13%	0
2019	11.463261	13.776567	20.18%	0
2018	13.249880	11.463261	-13.48%	0
2017	11.406943	13.249880	16.16%	0
2016	10.856750	11.406943	5.07%	0
2015	11.398284	10.856750	-4.75%	0
2014	11.250961	11.398284	1.31%	0
2013	8.962878	11.250961	25.53%	0
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	12.363538	13.146790	6.34%	0
2019	10.976516	12.363538	12.64%	0
2018	12.076688	10.976516	-9.11%	0
2017	11.115828	12.076688	8.64%	0
2016	10.804563	11.115828	2.88%	0
2015	11.263840	10.804563	-4.08%	0
2014	11.139484	11.263840	1.12%	0
2013	10.021027	11.139484	11.16%	0
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
1042

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	13.314692	14.388867	8.07%	0
2019	11.421698	13.314692	16.57%	0
2018	12.830095	11.421698	-10.98%	0
2017	11.426433	12.830095	12.28%	0
2016	10.980884	11.426433	4.06%	0
2015	11.478924	10.980884	-4.34%	0
2014	11.308823	11.478924	1.50%	0
2013	9.620518	11.308823	17.55%	0
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.828275	11.295170	4.31%	0
2019	10.092005	10.828275	7.30%	0
2018	10.689795	10.092005	-5.59%	0
2017	10.365989	10.689795	3.12%	0
2016	10.219745	10.365989	1.43%	0
2015	10.619217	10.219745	-3.76%	0
2014	10.599632	10.619217	0.18%	0
2013	10.419126	10.599632	1.73%	0
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.149848	11.354785	1.84%	0
2019	10.101270	11.149848	10.38%	0
2018	11.206801	10.101270	-9.86%	0
2017	10.071169	11.206801	11.28%	0
2016	9.840296	10.071169	2.35%	0
2015	10.605328	9.840296	-7.21%	0
2014	10.697221	10.605328	-0.86%	0
2013*	10.000000	10.697221	6.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.599413	12.073281	4.09%	0
2019	10.366300	11.599413	11.90%	0
2018	11.508361	10.366300	-9.92%	0
2017	10.076535	11.508361	14.21%	0
2016	9.784764	10.076535	2.98%	0
2015	10.610092	9.784764	-7.78%	0
2014	10.834111	10.610092	-2.07%	0
2013*	10.000000	10.834111	8.34%	0
1043

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	12.881066	13.823173	7.31%	0
2019	11.245747	12.881066	14.54%	0
2018	12.486500	11.245747	-9.94%	0
2017	11.299640	12.486500	10.50%	0
2016	10.918289	11.299640	3.49%	0
2015	11.383151	10.918289	-4.08%	0
2014	11.228131	11.383151	1.38%	0
2013	9.830904	11.228131	14.21%	0
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	13.533515	14.729417	8.84%	0
2019	11.420337	13.533515	18.50%	0
2018	13.019041	11.420337	-12.28%	0
2017	11.372395	13.019041	14.48%	0
2016	10.901575	11.372395	4.32%	0
2015	11.416740	10.901575	-4.51%	0
2014	11.262180	11.416740	1.37%	0
2013	9.347149	11.262180	20.49%	0
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	11.929719	12.613221	5.73%	0
2019	10.765347	11.929719	10.82%	0
2018	11.661449	10.765347	-7.68%	0
2017	10.945221	11.661449	6.54%	0
2016	10.649816	10.945221	2.77%	0
2015	11.103166	10.649816	-4.08%	0
2014	11.003297	11.103166	0.91%	0
2013	10.202757	11.003297	7.85%	0
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.010949	13.267529	1.97%	0
2019	11.930544	13.010949	9.06%	0
2018	14.598672	11.930544	-18.28%	0
2017	12.269100	14.598672	18.99%	0
2016	12.514512	12.269100	-1.96%	0
2015	13.432675	12.514512	-6.84%	0
2014	15.084360	13.432675	-10.95%	0
2013	12.955429	15.084360	16.43%	0
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.707014	17.07%	0
1044

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	10.977602	11.363594	3.52%	0
2019	10.416904	10.977602	5.38%	0
2018	10.820893	10.416904	-3.73%	0
2017	10.712607	10.820893	1.01%	0
2016	10.522007	10.712607	1.81%	0
2015	10.949455	10.522007	-3.90%	0
2014	10.789088	10.949455	1.49%	0
2013	11.370583	10.789088	-5.11%	0
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.708661	12.377797	5.71%	0
2019	11.019761	11.708661	6.25%	0
2018	11.536066	11.019761	-4.48%	0
2017	11.466042	11.536066	0.61%	0
2016	11.443980	11.466042	0.19%	0
2015	11.865400	11.443980	-3.55%	0
2014	11.669032	11.865400	1.68%	0
2013	12.287936	11.669032	-5.04%	0
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.307385	10.366982	0.58%	0
2019	9.974708	10.307385	3.34%	0
2018*	10.000000	9.974708	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	26.470496	28.998488	9.55%	0
2019	22.258303	26.470496	18.92%	0
2018	27.886537	22.258303	-20.18%	0
2017	20.365434	27.886537	36.93%	0
2016	19.542672	20.365434	4.21%	0
2015	24.064443	19.542672	-18.79%	0
2014	26.330667	24.064443	-8.61%	0
2013	27.043150	26.330667	-2.63%	0
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	17.509318	17.996381	2.78%	0
2019	15.739863	17.509318	11.24%	0
2018	16.739873	15.739863	-5.97%	0
2017	16.172215	16.739873	3.51%	0
2016	14.611067	16.172215	10.68%	0
2015	15.474306	14.611067	-5.58%	0
2014	15.564190	15.474306	-0.58%	0
2013	14.993409	15.564190	3.81%	0
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
1045

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.938650	10.221682	2.85%	0
2019	9.646424	9.938650	3.03%	0
2018	9.956371	9.646424	-3.11%	0
2017	10.059049	9.956371	-1.02%	0
2016	10.298243	10.059049	-2.32%	0
2015	10.633812	10.298243	-3.16%	0
2014	10.489087	10.633812	1.38%	0
2013	11.276444	10.489087	-6.98%	0
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.143246	6.942240	-2.81%	0
2019	7.239012	7.143246	-1.32%	0
2018	7.365582	7.239012	-1.72%	0
2017	7.564773	7.365582	-2.63%	0
2016	7.801511	7.564773	-3.03%	0
2015	8.046939	7.801511	-3.05%	0
2014	8.300090	8.046939	-3.05%	0
2013	8.561207	8.300090	-3.05%	0
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	8.518831	8.893703	4.40%	0
2019	7.389244	8.518831	15.29%	0
2018	8.947616	7.389244	-17.42%	0
2017	7.261983	8.947616	23.21%	0
2016	7.442643	7.261983	-2.43%	0
2015	7.932357	7.442643	-6.17%	0
2014	8.241281	7.932357	-3.75%	0
2013	7.230571	8.241281	13.98%	0
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.269048	9.626804	3.86%	0
2019	7.888155	9.269048	17.51%	0
2018	9.476581	7.888155	-16.76%	0
2017	7.853117	9.476581	20.67%	0
2016	8.057344	7.853117	-2.53%	0
2015	8.427969	8.057344	-4.40%	0
2014	9.266579	8.427969	-9.05%	0
2013	7.898414	9.266579	17.32%	0
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
1046

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.099278	25.265044	9.38%	0
2019	19.256010	23.099278	19.96%	0
2018	21.795425	19.256010	-11.65%	0
2017	18.980829	21.795425	14.83%	0
2016	17.883065	18.980829	6.14%	0
2015	18.631703	17.883065	-4.02%	0
2014	18.305287	18.631703	1.78%	0
2013	14.837917	18.305287	23.37%	0
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	15.563764	16.508458	6.07%	0
2019	13.918111	15.563764	11.82%	0
2018	15.090314	13.918111	-7.77%	0
2017	14.004768	15.090314	7.75%	0
2016	13.587697	14.004768	3.07%	0
2015	14.039561	13.587697	-3.22%	0
2014	13.846341	14.039561	1.40%	0
2013	12.591560	13.846341	9.97%	0
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	18.959828	20.517388	8.22%	0
2019	16.304919	18.959828	16.28%	0
2018	17.984629	16.304919	-9.34%	0
2017	16.156152	17.984629	11.32%	0
2016	15.465974	16.156152	4.46%	0
2015	16.037874	15.465974	-3.57%	0
2014	15.722960	16.037874	2.00%	0
2013	13.571678	15.722960	15.85%	0
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.649400	12.052559	3.46%	0
2019	10.970085	11.649400	6.19%	0
2018	11.524992	10.970085	-4.81%	0
2017	11.247365	11.524992	2.47%	0
2016	11.125817	11.247365	1.09%	0
2015	11.445546	11.125817	-2.79%	0
2014	11.363534	11.445546	0.72%	0
2013	11.180794	11.363534	1.63%	0
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
1047

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.147034	11.299888	1.37%	0
2019	10.175087	11.147034	9.55%	0
2018	11.122787	10.175087	-8.52%	0
2017	10.060102	11.122787	10.56%	0
2016	9.815428	10.060102	2.49%	0
2015	10.463419	9.815428	-6.19%	0
2014	10.533917	10.463419	-0.67%	0
2013*	10.000000	10.533917	5.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.672136	12.032254	3.09%	0
2019	10.446394	11.672136	11.73%	0
2018	11.471489	10.446394	-8.94%	0
2017	10.115365	11.471489	13.41%	0
2016	9.754640	10.115365	3.70%	0
2015	10.475901	9.754640	-6.88%	0
2014	10.621352	10.475901	-1.37%	0
2013*	10.000000	10.621352	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.507368	18.729309	6.98%	0
2019	15.336577	17.507368	14.15%	0
2018	16.774705	15.336577	-8.57%	0
2017	15.320368	16.774705	9.49%	0
2016	14.747530	15.320368	3.88%	0
2015	15.262599	14.747530	-3.37%	0
2014	14.967274	15.262599	1.97%	0
2013	13.237023	14.967274	13.07%	0
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.897830	22.758378	8.90%	0
2019	17.693082	20.897830	18.11%	0
2018	19.781480	17.693082	-10.56%	0
2017	17.485485	19.781480	13.13%	0
2016	16.624001	17.485485	5.18%	0
2015	17.273104	16.624001	-3.76%	0
2014	16.975067	17.273104	1.76%	0
2013	14.307265	16.975067	18.65%	0
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
1048

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	14.507016	15.267495	5.24%	0
2019	13.185530	14.507016	10.02%	0
2018	14.130052	13.185530	-6.68%	0
2017	13.344088	14.130052	5.89%	0
2016	13.020136	13.344088	2.49%	0
2015	13.433873	13.020136	-3.08%	0
2014	13.229488	13.433873	1.54%	0
2013	12.349536	13.229488	7.13%	0
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.349107	10.748365	3.86%	0
2019*	10.000000	10.349107	3.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.646330	11.948404	12.23%	0
2019*	10.000000	10.646330	6.46%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	18.917297	23.827401	25.96%	0
2019	14.984271	18.917297	26.25%	0
2018	15.994388	14.984271	-6.32%	0
2017	12.700901	15.994388	25.93%	0
2016	12.843726	12.700901	-1.11%	0
2015	12.845773	12.843726	-0.02%	0
2014	12.029119	12.845773	6.79%	0
2013	9.230692	12.029119	30.32%	0
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.931167	12.387605	3.83%	0
2019	10.344176	11.931167	15.34%	0
2018	11.211961	10.344176	-7.74%	0
2017	9.836886	11.211961	13.98%	0
2016	9.346545	9.836886	5.25%	0
2015	9.862241	9.346545	-5.23%	0
2014*	10.000000	9.862241	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.728957	14.239467	3.72%	0
2019	11.608850	13.728957	18.26%	0
2018	12.292727	11.608850	-5.56%	0
2017	10.417856	12.292727	18.00%	0
2016	9.763843	10.417856	6.70%	0
2015	10.056828	9.763843	-2.91%	0
2014*	10.000000	10.056828	0.57%	0
1049

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	32.325965	37.147022	14.91%	0
2019	24.278701	32.325965	33.15%	0
2018	25.438947	24.278701	-4.56%	0
2017	20.647533	25.438947	23.21%	0
2016	20.610086	20.647533	0.18%	0
2015	20.280446	20.610086	1.63%	0
2014	19.268622	20.280446	5.25%	0
2013	14.582959	19.268622	32.13%	0
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	24.938067	24.514119	-1.70%	0
2019	20.304581	24.938067	22.82%	0
2018	23.138509	20.304581	-12.25%	0
2017	22.007261	23.138509	5.14%	0
2016	18.881193	22.007261	16.56%	0
2015	20.380599	18.881193	-7.36%	0
2014	18.611870	20.380599	9.50%	0
2013	14.579411	18.611870	27.66%	0
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.740040	17.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.359977	36.584266	9.67%	0
2019	27.384776	33.359977	21.82%	0
2018	31.881011	27.384776	-14.10%	0
2017	28.399575	31.881011	12.26%	0
2016	24.349807	28.399575	16.63%	0
2015	25.768956	24.349807	-5.51%	0
2014	24.291337	25.768956	6.08%	0
2013	18.831589	24.291337	28.99%	0
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	18.540115	17.768745	-4.16%	0
2019	15.441179	18.540115	20.07%	0
2018	18.343074	15.441179	-15.82%	0
2017	16.618502	18.343074	10.38%	0
2016	14.575363	16.618502	14.02%	0
2015	15.480695	14.575363	-5.85%	0
2014	13.645203	15.480695	13.45%	0
2013	10.373270	13.645203	31.54%	0
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
1050

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	24.500129	33.377009	36.23%	0
2019	18.666935	24.500129	31.25%	0
2018	20.981819	18.666935	-11.03%	0
2017	17.360884	20.981819	20.86%	0
2016	16.570251	17.360884	4.77%	0
2015	17.001590	16.570251	-2.54%	0
2014	17.102418	17.001590	-0.59%	0
2013	12.254205	17.102418	39.56%	0
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	26.865492	27.335759	1.75%	0
2019	23.346846	26.865492	15.07%	0
2018	29.062470	23.346846	-19.67%	0
2017	27.561537	29.062470	5.45%	0
2016	22.629573	27.561537	21.79%	0
2015	24.908256	22.629573	-9.15%	0
2014	24.063885	24.908256	3.51%	0
2013	17.725756	24.063885	35.76%	0
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	28.905128	34.288765	18.63%	0
2019	23.784186	28.905128	21.53%	0
2018	28.149831	23.784186	-15.51%	0
2017	25.647465	28.149831	9.76%	0
2016	21.585638	25.647465	18.82%	0
2015	22.694946	21.585638	-4.89%	0
2014	23.279617	22.694946	-2.51%	0
2013	17.083758	23.279617	36.27%	0
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	17.039179	18.733230	9.94%	0
2019	13.721305	17.039179	24.18%	0
2018	14.901792	13.721305	-7.92%	0
2017	12.318881	14.901792	20.97%	0
2016	11.189784	12.318881	10.09%	0
2015	11.681180	11.189784	-4.21%	0
2014	11.307031	11.681180	3.31%	0
2013	8.125299	11.307031	39.16%	0
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
1051

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	17.729669	19.481494	9.88%	0
2019	14.508413	17.729669	22.20%	0
2018	15.901799	14.508413	-8.76%	0
2017	13.856005	15.901799	14.76%	0
2016	12.978657	13.856005	6.76%	0
2015	13.443235	12.978657	-3.46%	0
2014	12.547424	13.443235	7.14%	0
2013	9.340799	12.547424	34.33%	0
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.471470	13.230430	-8.58%	0
2019	11.442826	14.471470	26.47%	0
2018	12.304173	11.442826	-7.00%	0
2017	11.955587	12.304173	2.92%	0
2016	11.504750	11.955587	3.92%	0
2015	12.578752	11.504750	-8.54%	0
2014	10.088284	12.578752	24.69%	0
2013	10.132104	10.088284	-0.43%	0
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	18.416318	21.041989	14.26%	0
2019	14.518191	18.416318	26.85%	0
2018	15.744951	14.518191	-7.79%	0
2017	13.395515	15.744951	17.54%	0
2016	12.402296	13.395515	8.01%	0
2015	12.672983	12.402296	-2.14%	0
2014	11.559898	12.672983	9.63%	0
2013*	10.000000	11.559898	15.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.729665	8.703094	-0.30%	0
2019	8.650699	8.729665	0.91%	0
2018	8.851757	8.650699	-2.27%	0
2017	8.987525	8.851757	-1.51%	0
2016	9.044133	8.987525	-0.63%	0
2015	9.360609	9.044133	-3.38%	0
2014	9.607633	9.360609	-2.57%	0
2013	9.899460	9.607633	-2.95%	0
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
1052

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	15.682352	18.141384	15.68%	0
2019	12.944640	15.682352	21.15%	0
2018	15.063104	12.944640	-14.06%	0
2017	13.606058	15.063104	10.71%	0
2016	11.609739	13.606058	17.20%	0
2015	12.589683	11.609739	-7.78%	0
2014	12.420478	12.589683	1.36%	0
2013*	10.000000	12.420478	24.20%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	18.897446	29.405781	55.61%	0
2019	14.244495	18.897446	32.66%	0
2018	15.809688	14.244495	-9.90%	0
2017	12.786289	15.809688	23.65%	0
2016	12.434419	12.786289	2.83%	0
2015	12.870170	12.434419	-3.39%	0
2014	12.799047	12.870170	0.56%	0
2013	9.524438	12.799047	34.38%	0
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	34.314793	46.479676	35.45%	0
2019	26.716428	34.314793	28.44%	0
2018	29.496577	26.716428	-9.43%	0
2017	24.422615	29.496577	20.78%	0
2016	24.182416	24.422615	0.99%	0
2015	24.697603	24.182416	-2.09%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	7.907895	7.931812	0.30%	0
2019	7.866635	7.907895	0.52%	0
2018	8.033487	7.866635	-2.08%	0
2017	8.212329	8.033487	-2.18%	0
2016	8.367936	8.212329	-1.86%	0
2015	8.615361	8.367936	-2.87%	0
2014	8.832529	8.615361	-2.46%	0
2013	9.054568	8.832529	-2.45%	0
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
1053

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.852769	31.126705	15.92%	0
2019	22.002134	26.852769	22.05%	0
2018	24.077120	22.002134	-8.62%	0
2017	20.967873	24.077120	14.83%	0
2016	19.684339	20.967873	6.52%	0
2015	20.398187	19.684339	-3.50%	0
2014	19.060973	20.398187	7.02%	0
2013	14.287610	19.060973	33.41%	0
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.439857	10.921875	4.62%	0
2019	9.636576	10.439857	8.34%	0
2018	10.514202	9.636576	-8.35%	0
2017	9.564370	10.514202	9.93%	0
2016	8.736845	9.564370	9.47%	0
2015	9.923620	8.736845	-11.96%	0
2014	10.189492	9.923620	-2.61%	0
2013	10.498583	10.189492	-2.94%	0
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.870946	11.232847	3.33%	0
2019	9.779933	10.870946	11.16%	0
2018	10.600859	9.779933	-7.74%	0
2017	9.959379	10.600859	6.44%	0
2016	9.072995	9.959379	9.77%	0
2015	9.585139	9.072995	-5.34%	0
2014*	10.000000	9.585139	-4.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.997008	10.725487	7.29%	0
2019	9.644351	9.997008	3.66%	0
2018	10.371950	9.644351	-7.02%	0
2017	9.660329	10.371950	7.37%	0
2016	9.682275	9.660329	-0.23%	0
2015	10.758866	9.682275	-10.01%	0
2014	11.064034	10.758866	-2.76%	0
2013	12.214210	11.064034	-9.42%	0
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
1054

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.598839	9.574983	-0.25%	0
2019	9.527005	9.598839	0.75%	0
2018	9.805131	9.527005	-2.84%	0
2017	9.987673	9.805131	-1.83%	0
2016	10.168315	9.987673	-1.78%	0
2015	10.466349	10.168315	-2.85%	0
2014	10.715431	10.466349	-2.32%	0
2013	11.078266	10.715431	-3.28%	0
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.704414	9.609809	-0.97%	0
2019	9.746905	9.704414	-0.44%	0
2018	9.913761	9.746905	-1.68%	0
2017	9.994396	9.913761	-0.81%	0
2016*	10.000000	9.994396	-0.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.002898	10.525141	5.22%	0
2019	9.531493	10.002898	4.95%	0
2018	9.895849	9.531493	-3.68%	0
2017	9.737248	9.895849	1.63%	0
2016	9.789800	9.737248	-0.54%	0
2015	10.064005	9.789800	-2.72%	0
2014	9.965312	10.064005	0.99%	0
2013	10.494265	9.965312	-5.04%	0
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2020	17.127973	23.033895	34.48%	0
2019	12.919669	17.127973	32.57%	0
2018	13.018670	12.919669	-0.76%	0
2017	10.257019	13.018670	26.92%	0
2016*	10.000000	10.257019	2.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	16.028773	17.419476	8.68%	0
2019	13.210196	16.028773	21.34%	0
2018	16.848957	13.210196	-21.60%	0
2017	13.728234	16.848957	22.73%	0
2016	14.515090	13.728234	-5.42%	0
2015	14.950864	14.515090	-2.91%	0
2014	16.542582	14.950864	-9.62%	0
2013	13.322836	16.542582	24.17%	0
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.344219	33.44%	0
1055

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.483647	12.805072	2.57%	0
2019	9.874075	12.483647	26.43%	0
2018	11.131499	9.874075	-11.30%	0
2017*	10.000000	11.131499	11.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	37.351918	46.812266	25.33%	0
2019	29.951762	37.351918	24.71%	0
2018	30.637124	29.951762	-2.24%	0
2017	24.820266	30.637124	23.44%	0
2016	28.671500	24.820266	-13.43%	0
2015	26.294452	28.671500	9.04%	0
2014	20.667758	26.294452	27.22%	0
2013	14.163131	20.667758	45.93%	0
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.081717	5.854299	15.20%	0
2019	4.699010	5.081717	8.14%	0
2018	6.772876	4.699010	-30.62%	0
2017	7.125789	6.772876	-4.95%	0
2016	5.124559	7.125789	39.05%	0
2015	7.964219	5.124559	-35.66%	0
2014	10.185823	7.964219	-21.81%	0
2013	9.525583	10.185823	6.93%	0
2012*	10.000000	9.525583	-4.74%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.223431	6.031963	15.48%	0
2019	4.816117	5.223431	8.46%	0
2018	6.927623	4.816117	-30.48%	0
2017	7.268338	6.927623	-4.69%	0
2016	5.216266	7.268338	39.34%	0
2015	8.084913	5.216266	-35.48%	0
2014	10.309111	8.084913	-21.58%	0
2013	9.620077	10.309111	7.16%	0
2012*	10.000000	9.620077	-3.80%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.666193	10.180467	-4.55%	0
2019*	10.000000	10.666193	6.66%	0
1056

Maximum Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	28.416649	43.471079	52.98%	0
2019	23.480630	28.416649	21.02%	0
2018	23.910820	23.480630	-1.80%	0
2017	19.593962	23.910820	22.03%	0
2016	18.755685	19.593962	4.47%	0
2015	19.920093	18.755685	-5.85%	0
2014	20.940198	19.920093	-4.87%	0
2013	14.376800	20.940198	45.65%	0
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
1057

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

2

American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

3

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

4

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

5

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

7

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

8

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

12

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 30, 2007, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm

15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm

9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 12,917 and 7,485 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact